COLLEGE RETIREMENT EQUITIES FUND

[GRAPHIC OMITTED]

2000
Semi-Annual Report
--------------------------------------------------------------------------------
                        STOCK o GLOBAL EQUITIES o GROWTH

================================================================================
Contents

                                                               Page

   Letter from the Chairman and Vice Chairman                   1

   Management/Status of the Accounts

      Stock Account                                             4

      Global Equities Account                                   6

      Growth Account                                            8

   Statements of Investments

      Stock Account                                            10

      Global Equities Account                                  51

      Growth Account                                           65

   Financial Statements

      Statements of Assets and Liabilities                     82

      Statements of Operations                                 82

      Statements of Changes in Net Assets                      83

      Notes to Financial Statements                            83

   Trustees and Senior Management                              92

   For More Information...                                     93


   TIAA-CREF Individual and Institutional Services distributes the CREF and TIAAReal Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 1 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

   (C)2000 TIAA-CREF

================================================================================

From the Chairman and Vice Chairman:

[PHOTO OMITTED]                         [PHOTO OMITTED]

JOHN H. BIGGS, CHAIRMAN, PRESIDENT,     MARTIN L. LEIBOWITZ, VICE CHAIRMAN
AND CHIEF EXECUTIVE OFFICER             AND CHIEF INVESTMENT OFFICER


   The past six months have been one of the most volatile periods for the securities markets in recent years. Nevertheless, our disciplined and carefully devised investment philosophy continues to serve us well, as it has in other difficult periods.

   Our innovative investment strategies aim to maximize performance while controlling risk. CREF was one of the first institutional investors to create stock portfolios using both indexed and actively managed components. With our Dual Investment Management StrategySM, the investment management teams for a number of our equity funds use a combination of active and quantitative techniques that aim to beat our investment objective benchmarks consistently. The indexed component enables our equity funds to stay fully invested, even when we cannot identify many investment opportunities for the actively managed portfolio segments. Like a blend of two metals to form a stronger alloy, this pragmatic balance of traditional active investment and innovative quantitative strategies has helped these funds maintain strong, long-term returns generally close to or better than those of the benchmarks.

   January 1 to June 30, 2000 -- the period covered by this CREF Semi-Annual Report -- has, as mentioned, tested investors' ability to adjust to market volatility. We believe that the performance of the CREF Accounts has warranted investors' trust during this difficult time. Before we turn to an overview of CREF variable annuity performance thus far in 2000, it may help to place the Accounts' behavior in a market context.

   From 1995 through June 2000, the market experienced a marked increase in volatility, as measured by the average number of days when the total return for the Standard & Poor's 500-Stock Index and the Nasdaq rose or fell more than 1 percent or 2 percent. The median daily change in the S&P 500 was about half a percent in the five-year period. But the number of days when the S&P moved more than 1 percent increased from 13 during 1995 to 55 so far this year (110 on an annualized basis), about 45 percent of all days the stock market was open for business. Even more dramatically, the S&P did not move more than 2 percent on any day in 1995, but through June this year had done so 23 times (46 days on an annualized basis).

   The median daily change in the Nasdaq from 1995 through June 2000 was about
   0.75 percent. In 1995, the Nasdaq moved up or down more than 1 percent on 46 days, while in the first six months of 2000 the corresponding count was 100 days (or 200 on an annualized basis). Similarly, in 1995 the Nasdaq rose or fell more than 2 percent on only 5 days. Through June 2000, the Nasdaq has risen or fallen over 2 percent on 73 days (146 on an annualized basis).

   As volatility increased from 1995 to 1999, stock market returns were impressively positive. The S&P 500, for example, achieved total annual returns that were consistently in excess of 20 percent each year, including two years -- 1995 and 1997 -- in excess of 30 percent. It was only this year that volatility seemed to be accompanied by lower returns. Through June 30, 2000, the overall S&P 500 provided a generally flat return.

   Against this background, the CREF Stock, Global Equities, and Growth Accounts continued to post competitive performance. The CREF Growth Account received 5-star ratings for five of the six months year-to-date from the Morningstar variable annuity rating service, while the CREF Stock and Global Equities Accounts enjoyed 4-star Morningstar ratings every month (see the Morningstar sidebar on page 2). The table on page 2 shows, for each of these CREF Accounts, their year-to-date total return (gains and losses plus investment income) compared with their respective benchmarks, and with the average fund category that best matches their investment objectives (as measured by Lipper Analytical Services, Inc.).

--------------------------------------------------------------------------------
     WE REMAIN COMMITTED TO DELIVERING FIRST-RATE SERVICE AND PROFESSIONAL, DISCIPLINED INVESTMENT PERFORMANCE.
--------------------------------------------------------------------------------

   The CREF Growth Account outperformed its benchmark by 2.86 percent and its peer group by 4.09 percent for the first six months of 2000. The CREF Stock Account topped its international benchmark but not its domestic benchmark, and bested its peer group. The CREF Global Equities Account underperformed its benchmark and its peer group.

                                              2000 CREF Semi-Annual Report  o  1

   TOTAL RETURNS
 ....................................................................
   FOR THE PERIOD JANUARY 1, 2000 THROUGH JUNE 30, 2000

 ....................................................................
   CREF Stock Account                                   -0.01%
 ....................................................................
   Lipper Growth and Income Fund Index                  -0.87%
   Russell 3000(R)Index                                  0.95%
   Morgan Stanley Capital International
     EAFE + Canada Index                                -2.95%

 ....................................................................
   CREF Global Equities Account                         -3.27%
 ....................................................................
   Lipper Global Fund Index                              0.22%
   Morgan Stanley Capital
      International World Index                         -2.56%

 ....................................................................
   CREF Growth Account                                   6.90%
 ....................................................................
   Lipper Growth Fund Index                              2.81%
   Russell 3000(R)Growth Index                           4.04%

   THE RUSSELL 3000 INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.

   Investment performance for other periods, plus details on the composition of the Accounts' portfolios and comments from the portfolio managers, are on the pages that immediately follow this letter. A companion booklet contains comparable performance reports and other comments for the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts -- the other five accounts available under CREF variable annuities.

   Year after year, the only sure thing in investing is the effect of low expenses on total returns. Expenses are the one factor affecting return that can be predicted in advance. The CREF Accounts covered here have expenses, as a percentage of net assets, that range from 0.30 to 0.34 percent. These are the lowest expenses for all variable annuity funds with comparable investment objectives, according to Lipper Analytical Services, Inc., and they compare very favorably with those of most mutual funds.

   NEW RETIREMENT SAVINGS OPPORTUNITIES. In 1998, we enabled par-ticipants to consolidate IRA money they had previously accumulated by rolling it over to an annuity with us. Since then, we have also introduced Roth and contributory Classic IRAs. To date, we have received in excess of $2.5 billion in IRA premiums and rollovers. This year, in response to participants' requests, we have introduced annuities for use with Keogh plan savings, beginning March 1, 2000. Keogh plans are for income that a person derives from self-employed activities, such as publishing royalties.

   ANNUITY INCOME INCREASES. In 2000, annuity income from all of the CREF Accounts except Bond Market increased again. For

================================================================================
 MORNINGSTAR
 ................................................................................
 MORNINGSTAR IS AN INDEPENDENT SERVICE THAT RATES MUTUAL FUNDS AND VARIABLE ANNUITIES. THE TOP 10% OF ACCOUNTS IN AN ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, AND THE NEXT 35% RECEIVE 3 STARS. MORNINGSTAR
 PROPRIETARY RATINGS REFLECT HISTORICAL RISK-ADJUSTED PERFORMANCE, AND ARE SUBJECT TO CHANGE EVERY MONTH. THEY ARE CALCULATED FROM THE ACCOUNT'S 3-, 5-, AND 10-YEAR AVERAGE ANNUAL RETURNS (IF APPLICABLE) IN EXCESS OF 90-DAY TREASURY BILL RETURNS WITH APPROPRIATE FEE ADJUSTMENTS, AND A RISK FACTOR THAT REFLECTS SUBACCOUNT PERFORMANCE BELOW 90-DAY T-BILL RETURNS. THE OVERALL STAR RATINGS
 ARE MORNINGSTAR'S PUBLISHED RATINGS, WHICH ARE WEIGHTED AVERAGES OF ITS 3-, 5-, AND 10-YEAR RATINGS. ACCUMULATION UNIT VALUES AND RETURNS WILL VARY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TO ACCESS THE LATEST RATINGS ON THE TIAA-CREFWEB CENTER, GO TO WWW.TIAA-CREF.ORG/FINANCIALS/RA-MORN.HTML.
================================================================================


                MORNINGSTAR RATINGS(TM) OF CREF ACCOUNTS - 06/30/00
                ---------------------------------------------------

                                          OVERALL           3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS              (OUT OF 3,039)    (OUT OF 3,039)    (OUT OF 2,254)     (OUT OF 987)
CREFStock                                  ****               ***              ****              ****
CREF Equity Index                          ****              ****              ****               --
CREFGrowth                                 *****             ****              *****              --
CREFSocial Choice                          ****               ***              ****              ****
---------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT           (OUT OF 716)      (OUT OF 716)      (OUT OF 504)           --
CREFGlobal Equities                        ****              ****              ****               --
---------------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT                   (OUT OF 841)      (OUT OF 841)      (OUT OF 706)      (OUT OF 372)
CREFBond Market                            *****             *****             *****             ****
---------------------------------------------------------------------------------------------------------

2  o  2000 CREF Semi-Annual Report
   most CREF participants receiving lifetime annuity income, CREF income changes each May 1 to reflect the investment performance of an account during the twelve-month period ending the prior March 31. Recently we introduced the alternative of monthly income changes, for those who prefer to have their variable income payments respond more immediately to market changes. Following are the annual revaluations for the CREFAccounts effective May 1, 2000:

   o Income from the Stock Account rose 19.95 percent.

   o The income increase for the Growth Account totaled 33.82 percent. This Account was the strongest performer and provides the largest increase this year.

   o Equity Index Account income rose 17.43 percent.

   o Income from the Global Equities Account went up 33.63 percent.

   o Income from the Social Choice Account rose 7.02 percent.

   o Money Market Account income increased by 1.51 percent.

   o Annuity income from the Bond Market Account declined by 2.61 percent.

   o The Inflation-Linked Bond Account income increased 2 percent.


================================================================================

ABOUT BENCHMARKS
 ................................................................................

IT'S WORTH REMEMBERING THAT THE VARIOUS STOCK MARKET INDEXES AREN'T STATIC TARGETS. THEY CHANGE, TOO -- IN MOST CASES THEY CHANGE ONLY ONCE A YEAR, BUT THEY DO CHANGE. USUALLY THESE CHANGES ARE NECESSITATED BY FIRMS THAT "DISAPPEAR" THROUGH MERGER; MANY OF THESE ARE STOCKS WHOSE PRICES HAD LAGGED THE REST OF THE MARKET. IN SOME CASES THE CHANGES RECOGNIZE STOCKS THAT HAVE GROWN TOO LARGE TO EXCLUDE FROM THE INDEX. IN BOTH CASES THE EFFECT OF THE CHANGES IS TO IMPART AN UPWARD "BIAS" TO THE INDEX, MAKING IT AN EVEN HARDER TARGET TO SURPASS.

IN ASSESSING THE ACCOUNT'S PERFORMANCE COMPARED WITH THAT OF ITS BENCHMARK, YOU SHOULD KEEP TWO DIFFERENCES IN MIND. ONE IS THAT THE BENCHMARK HAS NO EXPENSES DEDUCTED FROM ITS PERFORMANCE, WHILE THE STOCK ACCOUNT, FOR EXAMPLE, DEDUCTS ROUGHLY 30 HUNDREDTHS OF ONE PERCENT PER YEAR FOR ALL OF ITS COSTS. THE OTHER DIFFERENCE IS THAT THE BENCHMARK DOESN'T HAVE FUNDS IN CASH OR EQUIVALENTS FOR VARIOUS INVESTMENT PURPOSES, BUT THE ACCOUNTS DO. AN EXAMPLE IS THE SHORT-TERM INVESTMENTS OF CREFSTOCK, WHICH MAKE UP 0.2% OF THE PORTFOLIO.
================================================================================


   For comparison, consider the consumer price index for all urban consumers:It rose just 3.7 percent during the 12-month period that ended in June 2000.

================================================================================
    EXPENSES FOR CREFSTOCK, GLOBAL EQUITIES, AND GROWTH, AS A PERCENT OF
    AVERAGE NET ASSETS, RANGED FROM 0.30 TO 0.34 PERCENT. THESE ARE THE LOWEST OF ALL VARIABLE ANNUITY FUNDS WITH COMPARABLE INVESTMENT OBJECTIVES.
================================================================================

   INTER/ACT. We hope you've been taking advantage of our online information and transactional facility, Inter/ACT, to check on the status of your accounts, reallocate premiums, make a transfer, or perform other account transactions. We have found that most participants enjoy the ease of access to their funds that Inter/ACT provides. We are currently at work on a new service feature that will enable participants to obtain a personalized PIN number directly online for use with Inter/ACT, rather than first calling our Automated Telephone Service for the PIN. If you haven't yet visited the TIAA-CREF Web Center (www.tiaa-cref.org), or used the Inter/ACT facility, we encourage you to do so. Together the Web Center and Inter/ACT provide an immediate and efficient means of obtaining information and managing your funds with us.

   One word about the charts in this booklet: Graphs that show the growth of $10,000 over ten years or since the Account's inception are "semilog" graphs. Like conventional graphs, semilog graphs can show broad trends. But semilog graphs make it easier to highlight percentage changes in performance over time.

   We remain committed to delivering first-rate service, low expenses, financial products that serve your goals, and professional, disciplined investment performance. We look forward to reporting to you on our progress as the rest of the year unfolds.


   /s/ John H. Biggs                  /s/ Martin L. Leibowitz
   -----------------                  -----------------------
   John H. Biggs                      Martin L. Leibowitz
   CHAIRMAN, PRESIDENT, AND           VICE CHAIRMAN AND
   CHIEF EXECUTIVE OFFICER             CHIEF INVESTMENT OFFICER




                                              2000 CREF Semi-Annual Report  o  3

Stock Account

================================================================================
   INVESTMENT OBJECTIVE   A FAVORABLE LONG-TERM RATE OF RETURN THROUGH CAPITAL
                          APPRECIATION AND INVESTMENT INCOME BY INVESTING
                          PRIMARILY IN A BROADLY DIVERSIFIED PORTFOLIO OF
                          COMMON STOCKS
================================================================================

   The CREF Stock Account, which uses the Dual Investment Management Strategy (see page 1), is divided into three segments. The Domestic Enhanced Index segment is designed to track U.S. equity markets as a whole and invests in the Russell 3000(R) Index. This subportfolio of the Account doesn't invest in all 3,000 stocks in the Index. Rather, it uses a sampling approach to ensure that the segment closely matches the overall investment characteristics (for example, yield and industry weight) of the Index. We use the sampling technique to hold down trading costs and other expenses. This segment also uses special valuation and trading techniques to attempt to slightly outperform the Russell 3000. The Domestic Active segment contains U.S. stocks that are selected individually for their investment potential. The third segment invests in foreign stocks and other foreign equity securities (e.g., institutional mutual funds) using both enhanced indexing and active stock selection techniques. It tracks the Morgan Stanley Capital International Europe, Australasia, and Far East plus Canada Index (commonly written as MSCI EAFE+Canada).

================================================================================
THE ACCOUNT'S BENCHMARKS
--------------------------------------------------------------------------------
WE USE TWO BENCHMARKS FOR THE CREF STOCK ACCOUNT: THE RUSSELL 3000(R) INDEX, REPRESENTING THE U.S. STOCK MARKET, AND THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (EAFE) + CANADA INDEX, REPRESENTING INTERNATIONAL STOCK MARKETS. FOR A COMPARISON WITH THE ACCOUNT'S PERFORMANCE, YOU MIGHT COMBINE THESE TWO, WEIGHTING THEM IN THE PROPORTIONS THAT THE ACCOUNT HOLDS THESE INVESTMENTS. AS OF JUNE 30, 2000, THESE PROPORTIONS WERE 80 PERCENT FOR THE RUSSELL 3000 AND 20 PERCENT FOR THE MSCI EAFE + CANADA.

WE USE THE RUSSELL 3000 TO MEASURE THE U.S. STOCK MARKET BECAUSE IT INCLUDES 98 PERCENT OF THE CAPITALIZATION OF ALL PUBLICLY TRADED U.S. STOCKS. IN CONTRAST, THE STANDARD & POOR'S 500-STOCK INDEX COVERS ONLY ABOUT 75 PERCENT.
================================================================================


$10,000 OVER TEN YEARS
--------------------------------------------------------------------------------
[Figures below represent mountain chart in printed piece.]

                     Russell        MSCI-EAFE+
               3000(R) Index      Canada Index        Stock Account
6/30/90               10,000            10,000               10,000
6/30/91               10,722             8,908               10,498
6/30/92               12,301             8,839               11,779
6/30/93               14,273            10,564               13,500
6/30/94               14,415            12,273               14,097
6/30/95               18,007            12,552               16,777
6/30/96               22,691            14,227               20,710
6/30/97               29,630            16,152               26,384
6/30/98               38,166            17,169               32,945
6/30/99               45,838            18,434               38,857
6/30/2000             50,238            21,899               42,789


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF STOCK ACCOUNT, ON JULY 1, 1990. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $42,789. FOR COMPARISON, THE GRAPH SHOWS HOW $10,000 INVESTMENTS IN THE STOCK ACCOUNT'S BENCHMARKS (SEE BOX AT LEFT) DID OVER THE SAME PERIOD.

   For the six months ended June 30, 2000, the Account's total return was -0.01 percent. The virtually flat performance for the first half of the year resulted from a downturn in technology stocks and from interest rate increases that erased the modest gains achieved in the first quarter.

   First Quarter
   -------------

   The first three months of 2000, in which the marketplace experienced often chaotic conditions, ended with broad measures of the U.S. market yielding low single-digit returns, and a composite of overseas markets virtually unchanged. Two further increases in the discount rate by the Federal Reserve were accompanied by a sharp decrease in long-term government bond interest rates. With no signs of slowing in economic growth, the government's actions created an unusual situation that added to investor uncertainty. Then late in the quarter, there was an abrupt reversal in the overwhelming preference for growth-oriented shares in the so-called "TMT space" (technology-media-telecommunications) versus "old economy/value" shares. Overall, day-to-day volatility in individual shares and in market averages at home and abroad was exceptionally high. (For a discussion of recent market volatility, please see the message from the Chairman and Vice Chairman that begins on page 1.)


4  o  2000 CREF Semi-Annual Report

PERFORMANCE AT A GLANCE AS OF 6/30/00
 ................................................................................

---------------------------------------------------------------------------------------------------------------------------------
                                          AVERAGE ANNUAL COMPOUND                     CUMULATIVE RATES
                                           RATES OF TOTAL RETURN(1)                    OF TOTAL RETURN(1)            NET ASSETS
                                        1 YEAR     5 YEARS     10 YEARS          1 YEAR     5 YEARS     10 YEARS    (IN BILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Stock Account                           10.12%      20.59%      15.65%           10.12%     155.05%     327.89%        $133.0
Russell 3000 Index                       9.60%      22.78%      17.52%            9.60%     178.99%     402.38%
MSCI EAFE + Canada Index                18.79%      11.77%       8.15%           18.79%      74.47%     118.99%
Lipper Growth and Income Fund Index     -0.63%      16.73%      14.16%           -0.63%     116.70%     275.99%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE STOCK ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.


   Second Quarter
   --------------

   During the second quarter, in a pattern reminiscent of 1999, the U.S. market experienced a sharp rotation out of growth sectors into value components during April and May, only to reverse into growth leadership in June. Interim volatility of individual issues and groups remained exceptionally high. Continued (and increasingly aggressive) efforts by the Fed to forestall inflation via interest rate increases dampened some of 1999's speculative excess, particularly in the Internet arena. Thus, the market at midyear ended up stalled near the zero return mark, and the debate as to whether value or growth stocks were most at risk from the central bank's policies remained unresolved. In this volatile environment, the Domestic Active component of the CREF Stock Account continued to avoid aggressive tilts in any particular direc-


TEN LARGEST HOLDINGS AS OF 6/30/00
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                              SHARES      MARKET VALUE      PERCENT OF
    COMPANY                 (000,000)      (000,000)        NET ASSETS
--------------------------------------------------------------------------------

   General Electric Co         78.2        $4,144.2           3.12%
   Intel Corp                  26.5         3,545.7           2.67
   Cisco Systems, Inc          54.3         3,454.1           2.60
   Exxon Mobil Corp            31.8         2,492.9           1.87
   Microsoft Corp              30.9         2,470.8           1.86
   Pfizer, Inc                 47.3         2,271.2           1.71
   Oracle Corp                 20.5         1,721.5           1.29
   SBC Communications, Inc     36.7         1,586.4           1.19
   International Business
     Machines Corp             14.5         1,585.1           1.19
   Lucent Technologies, Inc    26.0         1,539.5           1.16


PORTFOLIO COMPOSITION
 ................................................................................

[Figures below represent pie-chart in printed piece.]

Domestic Enhanced Index Segment              69.9%
Domestic Active Segment                      17.8%
International Enhanced Index Segment          7.0%
International Active Segment                 13.1%
Short-Term Investments                        0.2%

   tion, and was able to achieve a modest positive variance from the Russell 3000, for both the quarter and year-to-date.

   Foreign markets in dollar terms likewise exhibited volatile and mixed results around a moderately declining aggregate trend. Growth sectors, which had performed very strongly in 1999 and early 2000, experienced corrections paralleling those in the United States, with Europe generally holding up somewhat better than Asia. The International Active segment of CREF Stock, following a strong 1999 and first quarter of 2000, experienced a significant reversal in the second quarter as its relatively overweight position in growth stocks versus its benchmark proved disadvantageous.


                                              2000 CREF Semi-Annual Report  o  5

Global Equities Account

================================================================================
INVESTMENT OBJECTIVE    A FAVORABLE LONG-TERM RATE OF RETURN THROUGH CAPITAL
                        APPRECIATION AND INVESTMENT INCOME FROM A BROADLY
                        DIVERSIFIED PORTFOLIO THAT CONSISTS OF FOREIGN AND
                        DOMESTIC COMMON STOCKS
================================================================================

   The CREF Global Equities Account uses the Dual Investment Management Strategy (see page 1). For the six months ended June 30, 2000, the Account posted a return of -3.27 percent, which was 71 basis points behind the benchmark Morgan Stanley Capital International World Index and 349 basis points behind the Account's peers, as measured by the Lipper Global Fund Index.

   With the exception of the Asia-Pacific region, the first quarter continued 1999's positive trend, and the Account's overweight positions in technology stocks versus the benchmark for the most part benefited overall returns. In the second quarter, however, investor fears about the lofty values of Internet and other technology stocks, combined with concerns about rising interest rates, resulted in the negative overall returns posted for the first half of 2000.

   First Quarter
   -------------

   Stocks from North, Central, and South American markets posted strong returns in the first quarter of 2000. Technology stocks continued to rise for most of the quarter, and the Account's semiconductor and telecommunications picks contributed substantially to performance. Notable technology overweights versus the benchmark included LSI Logic, Applied Micro Circuits, and Ciena. The Account also benefited from investments in telecommunications provider names such as PSInet and Viatel, as well as underweight positions in Johnson & Johnson and Coca-Cola, which underperformed significantly. Detractors from performance in the first quarter included an overweight position in Edison International and underweight positions in Intel, Nortel, Applied Materials, and Enron.

================================================================================
THE ACCOUNT'S BENCHMARK
 ................................................................................

THE BENCHMARK WE USE FOR THE CREF GLOBAL EQUITIES ACCOUNT IS THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX. THIS INDEX IS AN AGGREGATE OF 51 COUNTRY INDEXES - 23 DEVELOPED MARKETS AND 28 EMERGING MARKETS. MSCI CALCULATES INDEXES BY APPLYING FULL MARKET CAPITALIZATION WEIGHTS (PRICE MULTIPLIED BY THE NUMBER OF SHARES OUTSTANDING) FOR THE SECURITIES IN THE INDEX. MSCI CALCULATES REGIONAL INDEXES USING GDP WEIGHTINGS FOR COUNTRIES.

   IN CONSTRUCTION OF ITS COUNTRY INDEXES, MSCI DEFINES THE SECURITIES LISTED (I.E., AVAILABLE FOR TRADING) IN EACH COUNTRY, SORTS THEM INTO INDUSTRY GROUPS, AND SELECTS THE LARGEST ONES WITHIN EACH INDUSTRY (BY MARKET CAPITALIZATION) UNTIL IT HAS 60 PERCENT OF EACH INDUSTRY REPRESENTED. IT DELETES STOCKS WITHOUT SUFFICIENT LIQUIDITY AND CORRECTS FOR CROSS-OWNERSHIP AMONG STOCKS IN THE INDEX, THEN WEIGHTS THEM ALL BY MARKET CAP FOR EACH STOCK.
================================================================================

[Figures below represent mountain chart in printed piece.]

$10,000 SINCE 5/1/92 INCEPTION
--------------------------------------------------------------------------------

              Global Equities Account   MSCI World Index
5/1/92                         10,000             10,000
6/30/92                        10,051             10,043
6/30/93                        11,752             11,726
6/30/94                        13,615             12,926
6/30/95                        15,310             14,305
6/30/96                        18,113             16,943
6/30/97                        22,556             20,717
6/30/98                        27,015             24,245
6/30/99                        29,697             28,044
6/30/2000                      36,173             31,463


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF GLOBAL EQUITIES ACCOUNT, ON MAY 1, 1992. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $36,173. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN THE MSCI WORLD INDEX, THE GLOBAL EQUITIES ACCOUNT'S BENCHMARK (SEE BOX AT LOWER LEFT), DID OVER THE SAME PERIOD.

   The same sectors that drove performance in the Americas during the first quarter drove performance in Europe. The Account continued to focus on wireless communications and software. The Italian telecommunications company Tiscali performed well, as the company forged ahead with its European expansion. SAP, which is among the world's largest software companies, rebounded strongly after posting better-than- expected results. With telecommunications companies upgrading their networks and equipment to handle more data, Ericsson has provided strong business and share price performance. Reuters and semiconductor designer ARM Holdings, on the other hand, did not perform well during the first quarter.

   The first quarter was difficult for the Asia-Pacific region, which posted the lowest stock market performance among the three regions. Here, the Account's concentration in technology at a time when tech stocks were rising in the other regions detracted from performance. Japan and South Korea bore the brunt of the technology sell-off in Asia, and a reallocation of the Account's technology holdings from Japan to South Korea had no tangible impact. Poor performance of our holdings in Hikari Tsushin, CSK, and Softbank negatively impacted the positive contributions from our holdings in Toei, Oracle Japan, and China Telecom.

   Second Quarter
   --------------

   During the second quarter of 2000, investors moved funds into less-volatile sectors such as healthcare and financial services. Though the shift happened around the world, it varied significantly by region. The Account was able to respond to this shift in the Americas, but was less well-positioned in Europe and

6  o  2000 CREF Semi-Annual Report

PERFORMANCE AT A GLANCE AS OF 6/30/00
 ..............................................................................

-----------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL COMPOUND                          CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                         OF TOTAL RETURN(1)            NET ASSETS
                                     1 YEAR      5 YEARS  SINCE 5/1/92             1 YEAR      5 YEARS SINCE 5/1/92   (IN BILLIONS)
                                                            INCEPTION                                    INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Global Equities Account                 21.81%      18.76%      17.04%                21.81%     136.28%     261.73%        $9.7
MSCI World Index                        12.19%      17.07%      15.06%                12.19%     119.94%     214.63%
Lipper Global Fund Index                22.59%      16.79%      14.61%                22.59%     117.27%     204.50%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GLOBAL EQUITIES ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

   the Asia-Pacific region, where the rotation was quicker and more severe.

   The Americas posted a solid second quarter and proved the strongest-performing region year-to-date. Unlike recent quarters, the second quarter of 2000 saw more "old economy" stocks providing stronger performance than technology stocks. The Account was generally well-positioned for this change in investor sentiment with its holdings in less-volatile, consumer-oriented stocks (e.g., soft drinks), and financial service and healthcare stocks. Specific holdings that performed well were Cardinal Health, Nabisco Group, John Hancock Financial, and Schering-Plough. Among technology holdings that provided substantial performance were Sanmina and JDS Uniphase. Holdings that did not perform to our expectations were Johnson & Johnson and, contrary to its value in the first quarter of 2000, LSI Logic.

   As in the Americas, investors in Europe fled stocks of telecommunications companies and sought safer havens such as healthcare and financial service companies. The Account's overexposure to the former and lack of exposure to the latter meant that, whereas we had been rightly positioned in the first quarter, we were wrongly positioned in the second to take advantage of the market pullback. The share price of the mobile communications company Vodafone suffered on concerns that it overpaid for Third Generation (3G) licenses. Tiscali suffered as investors took profits after its run-up earlier in the year. Although Infineon, the German-based semiconductor manu-



DIVERSIFICATION AMONG WORLD MARKETS
United States            45.5%
Japan                    13.8%
United Kingdom           13.6%
Germany                   4.5%
Netherlands               4.1%
Sweden                    3.0%
France                    2.4%
Finland                   2.0%
Canada                    1.5%
Hong Kong                 1.3%
19 Others                 8.3%


   facturer; Ahold, the Dutch food retailer; and IHC Caland, the Dutch oil services company, performed well, this did not mitigate Vodafone's and Tiscali's negative performance.

   The Asia-Pacific equity markets posted the weakest performance among the three regions, both in the second quarter and year-to-date, on fears of rising interest rates and a slowdown in global growth. In spite of improving economic trends in the region, the direction of U.S. interest rates still has a major impact on these equity markets. Our overweight position in Asia-Pacific, combined with our technology sector exposure, resulted in negative performance for the second quarter.

   In Japan, because economic news flow continued to be mixed, we have remained focused on companies with solid earnings growth prospects and global franchises such as NGK Spark Plug, maker of semiconductor packaging for Intel; Johnson Electric, a global manufacturer of micromotors; and Sumitomo Electric, producer of fiber optic cable and xDSL equipment. While we managed to avoid the Internet concept stocks, performance was negatively affected by our underweight position in the cyclical and defensive sectors and by the steep sell-offs in major holdings of NTT DoCoMo, Murata, and Ito-En. During the second quarter, we reduced our holdings in India, Taiwan, South Korea, and Australia.


TEN LARGEST HOLDINGS AS OF 6/30/00

---------------------------------------------------------------------------------------------------------------------------
                              SHARES   MARKET VALUE   PERCENT OF
    COMPANY                 (000,000)    (000,000)    NET ASSETS         COUNTRY
---------------------------------------------------------------------------------------------------------------------------
   General Electric Co           4.2        $224.2        2.32%        United States
   Cisco Systems, Inc            3.4         214.5        2.22         United States
   Intel Corp                    1.5         205.0        2.12         United States
   Vodafone Airtouch Plc        49.5         200.0        2.07         United Kingdom
   Ericsson Telefon (LM)
    ABSeriesB                    8.8         175.0        1.81         Sweden
   Microsoft Corp                2.1         165.7        1.71         United States
   Nokia Oyj                     2.9         150.9        1.56         Finland
   Exxon Mobil Corp              1.8         142.2        1.47         United States
   Pfizer, Inc                   2.7         130.1        1.34         United States
   WPP Group Plc                 8.3         121.3        1.25         United Kingdom

                                                2000 CREF Semi-Annual Report o 7

Growth Account
================================================================================
INVESTMENT OBJECTIVE     A FAVORABLE LONG-TERM RATE OF RETURN, MAINLY THROUGH
                         CAPITAL APPRECIATION, PRIMARILY FROM A BROADLY
                         DIVERSIFIED PORTFOLIO OF COMMON STOCKS THAT PRESENT THE
                         OPPORTUNITY FOR EXCEPTIONAL GROWTH
================================================================================

   The CREF Growth Account uses the Dual Investment Management Strategy (see page 1). For the six months ended June 30, 2000, the Account posted a return of 6.90 percent, which was 286 basis points ahead of its benchmark, the Russell 3000(R) Growth Index, and 409 basis points ahead of other growth funds, as measured by the Lipper Growth Fund Index.

   FIRST QUARTER

   The market continued to narrow its focus during the first quarter of 2000, with an almost exclusive focus on technology stocks. The Account was well served by being overweight in this sector, especially by its large positions in Oracle, Ciena, and many semiconductor stocks. Tyco International rebounded to close the first quarter at its all-time high. The Account also benefited from being underweight in consumer staples versus the benchmark, particularly in Procter & Gamble, which announced unexpectedly low sales and earning trends. On the other hand, the Account was negatively impacted because many consumer cyclical stocks fared poorly, and our media-related holdings generally underperformed. Another holding, Carnival Cruise, experienced a dramatic sell-off in the first quarter.

THE ACCOUNT'S BENCHMARK
================================================================================
THE BENCHMARK WE USE FOR THE CREF GROWTH ACCOUNT IS THE RUSSELL 3000(R) GROWTH INDEX, REPRESENTING THE GROWTH SECTOR OF THE U.S. STOCK MARKET.
   THE GROWTH INDEX IS A SUBSET OF THE RUSSELL 3000, WHICH COMPREHENSIVELY MEASURES THE U.S. STOCK MARKET. THE GROWTH INDEX CONSISTS OF COMPANIES IN THE RUSSELL 3000 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH RATES.

   SECOND QUARTER

   In the second quarter the Federal Reserve Board's determina-tion to head off inflation by raising interest rates, including a 50 basis point boost in May, had a negative impact on Wall Street. The result was increased volatility followed by declines in all of the major market indexes. The largest decline was in the technology-laden Nasdaq Index, which


[Figures below represent mountain chart in printed piece.]

$10,000 SINCE 4/29/94 INCEPTION
 ................................................................................

             Russell 3000(R)
              Growth Index      Growth Account
4/29/94           10,000           10,000
6/30/94            9,807            9,856
6/30/95           12,754           12,558
6/30/96           16,283           15,862
6/30/97           20,927           20,943
6/30/98           27,120           26,859
6/30/99           34,058           33,885
6/30/2000         42,864           42,933

THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF GROWTH ACCOUNT, ON APRIL 29, 1994. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $42,933. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN THE RUSSELL 3000 GROWTH INDEX, THE GROWTH ACCOUNT'S BENCHMARK (SEE BOX AT LEFT), DID OVER THE SAME PERIOD.

   finished the quarter down just over 13 percent. Other sectors that were down during the quarter included the consumer cyclical group, especially the media stocks, and interest-rate sensitive financial services stocks. Although the Account's portfolio remained overweight in technology, media, and telecommunications equipment, good stock selection overcame the weakness in these broader sectors and we recorded positive overall performance. Positions in EMC Corp. in the data storage area, Oracle in the enterprise software area, and Siebel Systems, another enterprise software company, all made positive contributions to performance.

   Four media companies made a positive contribution to overall performance:
   AMFM Inc., a radio company that is merging with two other holdings; Clear Channel Communications; SFX Entertainment; and Viacom, which merged with CBS Corp. In the telecommunications infrastructure area, Ciena Corp., a switch company, helped performance. Underweight positions in other consumer-oriented stocks such as the retailers and food companies also had a positive impact on performance. On the negative side, the fact that we were underweight in the healthcare sector hurt performance, although good stock selection helped mitigate the impact. In particular, Cardinal Health Inc. was a strong performer in the drug distribution area. Our under-

8  o  2000 CREF Semi-Annual Report

PERFORMANCE AT A GLANCE AS OF 6/30/00
 ...............................................................................

-----------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL COMPOUND                          CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                         OF TOTAL RETURN(1)            NET ASSETS
                                     1 YEAR      5 YEARS  SINCE 4/29/94            1 YEAR      5 YEARS SINCE 4/29/94   (IN BILLIONS)
                                                              INCEPTION                                    INCEPTION
-----------------------------------------------------------------------------------------------------------------------------------
Growth Account                          26.70%      27.87%      26.60%                26.70%     241.87%     329.33%       $17.2
Russell 3000 Growth Index               25.86%      27.43%      26.65%                25.86%     236.08%     330.35%
Lipper Growth Fund Index                17.57%      22.70%      21.57%                17.57%     178.06%     233.89%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE GROWTH ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.


   weight in Johnson & Johnson hurt performance, as did underweights in consumer noncyclical stocks like Coca-Cola and Pepsico.


TEN LARGEST HOLDINGS AS OF 6/30/00
-------------------------------------------------------------------------------
                          SHARES      MARKET VALUE     PERCENT OF
    COMPANY             (000,000)       (000,000)      NET ASSETS
-------------------------------------------------------------------------------

   Intel Corp                 7.3            $972.7       5.66%
   Cisco Systems, Inc        15.2             966.5       5.63
   General Electric Co       15.5             823.2       4.79
   Oracle Corp                8.7             729.1       4.25
   Microsoft Corp             8.3             667.3       3.89
   EMCCorp                    6.5             502.4       2.93
   Pfizer, Inc               10.4             497.4       2.90
   Tyco International Ltd    10.4             492.4       2.87
   Lucent Technologies, Inc   6.5             386.1       2.25
   Merck & Co, Inc            4.3             327.6       1.91


PORTFOLIO COMPOSITION
 ................................................................................
Technology ......................................  50.9%
Consumer Products and Services ..................  32.2%
Manufacturing and Materials .....................  10.4%
Utilities .......................................   3.5%
Financial .......................................   1.9%
Short-Term Investments ..........................   0.8%
Other ...........................................   0.3%


                                                2000 CREF Semi-Annual Report o 9

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------


                         SUMMARY BY COUNTRY (UNAUDITED)
                                        VALUE (000)         %
                                        ----------        -----
DOMESTIC
   UNITED STATES ...................  $103,692,638             77.37%
                                      ------------           -------
   TOTAL DOMESTIC ..................   103,692,638             77.37
                                      ------------           -------
FOREIGN
   ARGENTINA .......................         3,736              0.00
   AUSTRALIA .......................       576,207              0.43
   AUSTRIA .........................        25,578              0.02
   BELGIUM .........................       222,723              0.17
   BERMUDA .........................     1,350,634              1.01
   BRAZIL ..........................        64,148              0.05
   CANADA ..........................     1,453,849              1.08
   DENMARK .........................       133,756              0.10
   FINLAND .........................       981,548              0.73
   FRANCE ..........................     2,572,659              1.92
   GERMANY .........................     2,087,849              1.56
   GREECE ..........................        19,585              0.01
   HONG KONG .......................       362,722              0.27
   HUNGARY .........................         7,173              0.01
   INDIA ...........................       262,434              0.20
   IRELAND .........................       186,927              0.14
   ISRAEL ..........................        28,782              0.02
   ITALY ...........................     1,002,881              0.75
   JAPAN ...........................     6,155,100              4.59
   KOREA ...........................       111,918              0.08
   LUXEMBOURG ......................         8,999              0.01
   MALAYSIA ........................        70,744              0.05
   MEXICO ..........................        73,814              0.06
   NETHERLANDS .....................     1,983,905              1.48
   NEW ZEALAND .....................        25,996              0.02
   NORWAY ..........................        49,827              0.04
   PORTUGAL ........................        85,194              0.06
   SINGAPORE .......................       363,989              0.27
   SOUTH AFRICA ....................        59,827              0.05
   SPAIN ...........................       706,767              0.53
   SWEDEN ..........................       969,244              0.72
   SWITZERLAND .....................     1,319,040              0.98
   TAIWAN ..........................         4,404              0.00
   UNITED KINGDOM ..................     5,035,189              3.76
                                      ------------           -------
   TOTAL FOREIGN ..................     28,367,148             21.17
   SHORT TERM INVESTMENTS .........      1,959,900              1.46
                                      ------------           -------
   TOTAL PORTFOLIO                    $134,019,686           100.00%
                                      ------------           -------


  PRINCIPAL                                              VALUE (000)
   -------                                               ----------
BONDS--0.04%
CORPORATE BONDS--0.04%
CONSTRUCTION AND REAL ESTATE--0.00%
  REAL ESTATE--0.00%
                 EXCEL LEGACY CORP
     $6,000        9.000%, 11/05/04 .....................     $ 6
      3,000        10.000%, 11/05/04 ....................       3
                                                           ------
                 TOTAL CONSTRUCTION AND REAL ESTATE .....       9
                                                           ------
CONSUMER DURABLE--0.02%
  HOME APPLIANCES AND FURNISHINGS--0.02%
                 SONY CORP
1,260,000,000(1)   1.400%, 03/31/05 .....................  29,831
                                                           ------
                 TOTAL CONSUMER DURABLE .................  29,831
                                                           ------

  PRINCIPAL                                            VALUE (000)
   ------                                                -------

FINANCE--0.01%
  BANKS, SAVINGS AND LOANS--0.01%
                 BANCA INTESA S.P.A. (CV DEB)
 $ 210,884(2)     2.700%, 01/01/03 .................      $   365
                 BANCA INTESA S.P.A. (CV DEB) (RISP)
     16,220(2)     3.500%, 01/01/03 .................          34
                 FUJI BANK
2,580,000,000(1)   0.250%, 02/01/02 .................      18,210
                                                           ------
                 TOTAL FINANCE ......................      18,609
                                                           ------
RETAIL AND WHOLESALE--0.00%
  GENERAL MERCHANDISE STORES--0.00%
                 SEGA ENTERPRISES LTD
 20,000,000(2)     0.000%, 03/31/03 .................         190
                                                           ------
                 TOTAL RETAIL AND WHOLESALE .........         190
                                                           ------
TRANSPORTATION--0.01%
  AIR TRANSPORTATION--0.00%
                 BAE SYSTEMS PLC
    428,481(3)     7.450%, 11/30/03 .................         639
                                                           ------
  AUTOS, TIRES AND RETATED PRODUCTS--0.00%
                 UGLY DUCKLING CORP(SUBDEB)
    413,400       12.000%, 10/23/03 .................         413
                                                           ------
  TRUCKING AND RELATED SERVICES--0.01%
                 YAMATO TRANSPORT (CV DEB)
340,000,000(1)     1.700%, 09/30/02 .................       7,915
                                                           ------
                 TOTAL TRANSPORTATION                       8,967
                                                           ------
                 TOTAL CORPORATE BONDS
                   (COST $40,510) ...................      57,606
                                                           ------
GOVERNMENT BOND--0.00%
  GOVERNMENT BOND--0.00%
                 U.S. TREASURY BOND
    325,000       11.750%, 02/15/01 .................         335
                                                           ------
                 TOTAL GOVERNMENT BOND
                   (COST $381) ......................         335
                                                           ------
                 TOTAL BONDS
                   (COST $40,891) ...................      57,941
                                                           ------
-----------------
(1) Denominated in Japanese Yen.
(2) Denominated in Italian Lira.
(3) Denominated in British Pound.

   Shares
   ------
PREFERRED STOCK--0.26%
BASIC INDUSTRIES--0.01%
  CHEMICALS AND PLASTIC--0.01%
  8,300,000        BOMBRIL S.A. .....................          69
 12,000,000      * IPIRANGA S.A. ....................         120
  2,758,725      f NETGENICS, IND CV SERIES D .......       6,345
    132,287        SEALED AIR CORP (CLASS A) ........       6,697
                                                           ------
                                                           13,231
                                                           ------
  STEEL AND OTHER METALS--0.00%
     30,200      * FREEPORT-MCMORAN COPPER & GOLD, INC        402
 28,037,200        MET GERDAU S.A. ...................        606
    475,800        USINAS SIDERURGICAS DE
                    MINAS GERAIS S.A. ................      2,200
     88,032      * VALE DO RIO DOCE NAVEGACAO
                    S.A. SERIES A ....................      2,484
                                                           ------
                                                            5,692
                                                           ------
  PAPER AND FOREST PRODUCTS--0.00%
      1,670        KONINKLIJKE NV ....................          5
                                                           ------
                   TOTAL BASIC INDUSTRIES ............     18,928
                                                           ------
CONSTRUCTION AND REAL ESTATE--0.00%
  BUILDING MATERIALS--0.00%
    610,000        CIM ITAU S.A. .....................         85
      6,790        DYCKERHOFF ZEMENTWERKE AG. ........        172
                                                           ------
                                                              257
                                                           ------

                        SEE NOTES TO FINANCIAL STATEMENTS


10 o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                              VALUE (000)
   ------                                              ----------
  CONSTRUCTION--0.00%
      5,500      * BAU HOLDING AG. ..................... $    226
  2,300,000        DURATEX S.A. ........................       73
                                                           ------
                                                              299
                                                           ------
  REAL ESTATE--0.00%
     18,300        PRICE ENTERPRISES, INC ..............      268
                                                           ------
                   TOTAL CONSTRUCTION AND REAL ESTATE ..      824
                                                           ------
CONSUMER DURABLE--0.00%
  HOME APPLIANCES AND FURNISHINGS--0.00%
    115,446      * OSULLIVAN INDUSTRIES HOLDINGS, INC ..       58
                                                           ------
  TEXTILE APPAREL AND ACCESSORIES--0.00%
      4,200        ESCADA AG. ..........................      419
                                                           ------
                   TOTAL CONSUMER DURABLE                     477
                                                           ------
ENERGY--0.01%
  OIL, GAS AND OTHER ENERGY SERVICES--0.01%
    205,239        PETROBRAS S.A. .......................   6,200
    116,216        TOSCO FINANCIAL TRUST ................   5,673
                                                           ------
                   TOTAL ENERGY .........................  11,873
                                                           ------
FINANCE--0.05%
  BANKS, SAVINGS AND LOANS--0.01%
 22,520,000        BANCO ITAU S.A. ......................   1,979
  7,100,000        BANESPA S.A. .........................     212
724,704,176        BRADESCO S.A. ........................   6,307
                                                           ------
                                                            8,498
                                                           ------
  CREDIT AND OTHER FINANCE--0.02%
     23,604        INTERNATIONALE NEDERLANDEN GROEP NV ..      79
     18,432        KIMCO REALTY CORP SERIES D ...........     483
    257,813      * PRIME RETAIL, INC ....................     386
    200,000        SUIZA FOODS CORP CV ..................   7,575
      9,807        SUPERIOR TRUST I SERIES A ............     261
    495,900        UNION PACIFIC CAPITAL TRUST ..........  19,836
                                                           ------
                                                           28,620
                                                           ------
  INSURANCE--0.02%
     45,000        MARSCHOLLER LAUT UND PARTNER .........  22,604
                                                           ------
                   TOTAL FINANCE ........................  59,722
                                                           ------
FOODS AND RELATED--0.00%
  BEVERAGES, OTHER FOOD PRODUCTS--0.00%
  3,125,000        BRAHMA S.A. ..........................   2,650
    143,000        SADIA S.A. ...........................      86
                                                           ------
                   TOTAL FOODS AND RELATED ..............   2,736
                                                           ------
HEALTH--0.01%
  DRUGS AND PHARMACEUTICALS--0.01%
    941,176      * ADVANCED MEDICINE SERIES C ...........   8,000
                                                           ------
  MEDICAL EQUIPMENT AND SUPPLIES--0.00%
    816,100      * FRESENIUS MEDICAL CARE (CLASS D) .....      24
                                                           ------
  MEDICAL FACILITIES MANAGEMENT--0.00%
      8,534      * MEDIQ, INC SERIES A ..................       2
                                                           ------
                   TOTAL HEALTH .........................   8,026
                                                           ------
MEDIA AND LEISURE--0.10%
  BROADCASTING--0.06%
    668,800        COMCAST CORP CV 10/15/29 .............  76,912
     50,000      * COMCAST CORP CV 11/15/29 .............   5,653
                                                           ------
                                                           82,565
                                                           ------
  PUBLISHING--0.04%
  4,051,170      e NEWS CORP LTD (LTD - VOTE) ...........  49,048
                                                           ------
                   TOTAL MEDIA AND LEISURE .............. 131,613
                                                           ------
RETAIL AND WHOLESALE--0.01%
  GENERAL MERCHANDISE STORES--0.01%
    210,200        HARCOURT GENERAL, INC SERIES A .......  15,299
                                                           ------
                   TOTAL RETAIL AND WHOLESALE ...........  15,299
                                                           ------

   SHARES                                              VALUE (000)
    -----                                                -------

TECHNOLOGY--0.04%
  COMPUTERS AND OFFICE EQUIPMENT--0.04%
    307,500      e SAP AG. ..........................  $   57,038
                                                           ------
                   TOTAL TECHNOLOGY .................      57,038
                                                           ------
TRANSPORTATION--0.01%
  AUTOS, TIRES AND RELATED PRODUCTS--0.01%
      3,900      * PORSCHE AG .......................      10,655
     12,900        RHEINMETALL AG. ..................         121
    183,000        VOLKSWAGEN AG. ...................       4,307
                                                           ------
                   TOTAL TRANSPORTATION .............      15,083
                                                           ------
UTILITIES--0.02%
  TELEPHONE--0.02%
147,565,624        EMBRATEL PARTICIPACOES S.A. .......      3,526
169,544,371        TELECENTROESTE CELULAR
                    PARTICIPACOES S.A. ...............        684
242,267,124        TELECENTRO-SUL PARTICIPACOES S.A. .      3,505
211,923,133        TELENORTE-LESTE PARTICIPACOES S.A.       4,963
 66,270,910        TELESP CELULAR S.A. PFD ...........      1,198
190,267,124        TELESUL CELULAR PARTICIPACOES S.A.         918
    100,000      * VIATEL FINANCING TRUST CV 04/15/15       3,713
                                                           ------
                                                           18,507
                                                           ------
  ELECTRIC, GAS AND OTHER--0.00%
 82,969,707        CEMIG S.A. ..........................    1,449
 23,122,930      * CENTRAIS GERADORAS BRASIL ...........       29
 23,122,930        ELECTROBRAS S.A. SERIES B ...........      511
      5,000        HOUSTON INDUSTRIES, INC ACES ........      622
102,000,000      * ULTRAPAR PARTICIPACOES S.A. .........    1,038
                                                           ------
                                                            3,649
                                                           ------
                   TOTAL UTILITIES .....................   22,156
                                                           ------
                   TOTAL PREFERRED STOCK
                     (COST $ 235,781) ..................  343,775
                                                          -------
COMMON STOCK--99.01%
BASIC INDUSTRIES--3.80%
  CHEMICALS AND PLASTIC--2.47%
      4,700      * AEP INDUSTRIES, INC ...................    119
    115,100        AGRIUM, INC ...........................    987
  1,426,326        AIR PRODUCTS & CHEMICALS, INC ......... 43,949
    399,700      * AIRGAS, INC ...........................  2,273
    153,306        ALBEMARLE CORP ........................  3,028
     22,700        ALBERTO CULVER CO (CLASS A) ...........    596
    199,867        ALBERTO CULVER CO (CLASS B) ...........  6,108
    239,164        APTARGROUP, INC .......................  6,457
    170,545        ARCH CHEMICALS, INC ...................  3,731
 11,796,000        ASAHI CHEMICAL INDUSTRY CO LTD ........ 83,616
  1,637,688        AVON PRODUCTS, INC .................... 72,877
  1,749,270        BASF AG. .............................. 71,182
     93,573        BLOCK DRUG, INC (CLASS A) .............  3,959
  4,348,681        BOC GROUP PLC ......................... 62,543
    614,800        CABOT CORP ............................ 16,753
    212,881        CALGON CARBON CORP ....................  1,650
    144,700        CAMBREX CORP ..........................  6,512
        800      * CARBIDE/GRAPHITE GROUP, INC ...........      3
    184,900        CARLISLE COS, INC .....................  8,321
     54,773        CARTER WALLACE, INC ...................  1,102
     82,500      f CARTER WALLACE, INC (CLASS B) .........  1,660
     63,000        CCL INDUSTRIES, INC (CLASS B) .........    412
     32,300        CHEMED CORP ...........................    910
    141,300        CHEMFIRST, INC ........................  3,409
    240,800        CHURCH & DWIGHT CO, INC ...............  4,334
  1,330,134        CLOROX CO ............................. 59,607
  3,595,936        COLGATE PALMOLIVE CO ..................215,307
    931,134        CROMPTON CORP ......................... 11,406
    148,500      e CYGNUS, INC ...........................  2,116
    352,157      * CYTEC INDUSTRIES, INC .................  8,694

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 11

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                               ----------

  CHEMICALS AND PLASTIC--(CONTINUED)
  1,088,714        DAICEL CHEMICAL INDUSTRIES LTD ....... $ 3,519
  1,122,000        DAINIPPON INK & CHEMICAL, INC ........   5,292
  1,066,000        DENKI KAGKU KOGYO ....................   4,735
    142,760        DEXTER CORP ..........................   6,852
    612,807        DIAL CORP ............................   6,358
  4,731,249        DOW CHEMICAL CO ...................... 142,825
  7,585,307        DU PONT (E.I.) DE NEMOURS & CO ....... 331,857
     27,900      * DYNO ASA .............................     610
    537,298        EASTMAN CHEMICAL CO ..................  25,656
     14,504      * ECOGEN, INC ..........................      15
    719,150        ECOLAB, INC ..........................  28,092
     73,200        ETHYL CORP ...........................     183
    151,567      * FMC CORP .............................   8,791
    114,500      * FOAMEX INTERNATIONAL, INC ............     694
        380      * FUEL CELL TECHNOLOGIES CORP ..........       0
     83,696        FULLER (H.B.) CO .....................   3,813
    134,120        GEON CO ..............................   2,481
    196,281        GEORGIA GULF CORP ....................   4,085
     46,815      * GIVAUDAN AG. .........................  14,294
    414,200      * GRACE W.R. & CO ......................   5,022
    312,000        GREAT LAKES CHEMICAL CORP ............   9,828
    151,524      * GREENCORE GROUP PLC ..................     407
    379,244        HANNA (M.A.) CO ......................   3,413
    589,550        HERCULES, INC ........................   8,291
  1,539,676        ILLINOIS TOOL WORKS, INC .............  87,762
    627,392        IMC GLOBAL, INC ......................   8,156
     54,157      * IMC GLOBAL, INC WTS 12/22/00 .........       2
    220,400      * INTERNATIONAL SPECIALTY
                    PRODUCTS, INC .......................   1,254
    662,647        INTERNATIONAL FLAVORS &
                    FRAGRANCES, INC .....................  20,004
    247,000      * ISHIHARA SANGYO KAISHA LTD ...........     416
    497,000        IWATANI & CO LTD .....................     911
    139,600        JOHNS MANVILLE CORP ..................   1,841
    455,000        KANEKA CORP ..........................   5,027
  3,219,055      e KAO CORP .............................  98,575
    112,937        KEMIRA OY ............................     552
     86,000        KOSE CORP ............................   2,788
    620,000        KUREHA CHEMICAL INDUSTRY CO LTD ......   1,863
     36,242      f L'AIR LIQUIDE S.A. (REGD) ............   4,746
     60,500      f L'AIR LIQUIDE S.A. (REGD) 2001 .......   7,922
    452,846      e LAUDER (ESTEE) CO (CLASS A) ..........  22,388
      3,837        LONZA AG. (REGD) .....................   2,006
    126,799        LOREAL S.A. .......................... 110,245
    360,731        LUBRIZOL CORP ........................   7,575
     92,100        MACDERMID, INC .......................   2,164
    202,000        MALAYSIAN OXYGEN BERHAD ..............     574
     30,866      * MCWHORTER TECHNOLOGIES, INC ..........     600
    441,100      * METHANEX CORP ........................   1,474
    416,324        MILLENNIUM CHEMICAL, INC .............   7,078
     97,500        MINERALS TECHNOLOGIES, INC ...........   4,485
        750      e MIRAI INDUSTRY CO LTD ................       9
    161,777        MISSISSIPPI CHEMICAL CORP ............     768
  2,617,000        MITSUBISHI CHEMICAL CORP .............  10,759
  1,247,000        MITSUBISHI GAS CHEMICAL CO, INC ......   4,184
      1,400        MITSUI CHEMICAL CORP .................      10
    114,233        MYERS INDUSTRIES, INC ................   1,228
     20,800        NCH CORP .............................     753
     50,000     f* NETGENICS, INC STOCK OPTIONS 03/20/08       85
    130,000        NIPPON SHOKUBAI CO LTD ...............     831
    135,200        NL INDUSTRIES, INC ...................   2,062
      8,375      * OCTEL CORP ...........................      65
    220,990        OLIN CORP ............................   3,646
     83,500        OM GROUP, INC ........................   3,674
 12,633,000        OMNI INDUSTRIES LTD ..................  20,824
    236,724        OMNOVA SOLUTIONS, INC ................   1,480
     99,443     e* ORICA LTD ............................     452
  1,075,746      * PACTIV CORP .........................    8,471
    500,000        PERLOS OYJ ..........................   15,865
    407,357      * PERRIGO CO ..........................    2,571
  8,336,347        PHARMACIA CORP ......................  430,885
    119,800        POTASH CORP OF SASKATCHEWAN, INC ....    6,549
    258,000        POTASH CORP OF SASKATCHEWAN, INC (U.S)  14,238
  1,078,680        PRAXAIR, INC ........................   40,383
  8,908,253        PROCTER & GAMBLE CO .................  509,997
    125,406     e* REVLON, INC (CLASS A) ...............      792
    121,700      * ROGERS CORP .........................    4,260
    716,394        ROHM & HAAS CO ......................   24,716
    740,500      * SAES GETTERS RISP S.P.A .............    5,317
    259,477        SCHULMAN (A.), INC ..................    3,130
    153,400      * SCOTTS CO (CLASS A) .................    5,599
    458,692      * SEALED AIR CORP .....................   24,024
  1,309,000        SEKISUI CHEMICAL CO LTD .............    5,048
  1,670,745        SHIN-ETSU CHEMICAL CO LTD ...........   84,954
  1,376,340      e SHISEIDO & CO LTD ...................   21,333
     30,378      * SHOWA DENKO K.K. ....................       45
      4,699        SIKA FINANZ AG. (BR) ................    1,578
    776,990      e SNIA S.P.A. .........................      778
    689,480        SOLUTIA, INC ........................    9,480
     82,150        SOLVAY ET CIE S.A. ..................    5,552
     94,600        SPARTECH CORP .......................    2,554
     21,685        STEPAN CO ...........................      504
  2,357,000        SUMITOMO CHEMICAL CO LTD ............   14,213
  2,535,000        TAKEDA CHEMICAL INDUSTRIES LTD ......  166,755
  1,131,000        TEIJIN LTD ..........................    5,526
  1,901,000        TORAY INDUSTRIES, INC ...............    7,726
  3,363,000        TOSOH CORP ..........................   17,005
    158,769        TREDEGAR CORP .......................    3,017
     13,700      * TREX CO, INC ........................      685
    705,590        TUPPERWARE CORP .....................   15,523
    199,700     e* U.S. PLASTIC LUMBER CORP ............      880
     48,800      * U.S.A. DETERGENTS, INC ..............      146
  1,028,000        UBE INDUSTRIES LTD ..................    3,226
    619,538        UNION CARBIDE CORP ..................   30,667
    580,820        USEC, INC ...........................    2,686
     31,146        VALHI, INC ..........................      323
     36,000      * VENTRO CORP .........................      680
    189,200        WELLMAN, INC ........................    3,063
    299,110        WESFARMERS LTD ......................    2,388
      9,661      * ZODIAC S.A. .........................    1,974
                                                       ----------
                                                        3,277,078
                                                       ----------
  STEEL AND OTHER METALS--0.69%
     94,258        ACERINOX S.A. .......................    2,738
     22,940      * ACME METALS, INC ....................        4
    233,720        AK STEEL HOLDINGS CORP ..............    1,870
    590,400        ALCAN ALUMINUM CO LTD ...............   18,329
  9,497,358        ALCOA, INC ..........................  275,423
    459,406        ALLEGHENY TECHNOLOGIES, INC .........    8,269
    112,334      * ALLTRISTA CORP ......................    2,401
     83,100      * ALPINE GROUP, INC ...................      561
     10,177      * ALUSUISSE LONZA HOLDINGS AG. (REGD) .    6,653
     60,600      * AMERICAN NATIONAL CAN GROUP, INC ....    1,023
    165,735      * ANGLO AMERICAN PLATINUM CORP LTD ....    4,776
     29,687      e ANGLOGOLD LTD .......................    1,213
    279,810        ARCH COAL, INC ......................    2,151
    107,039      * ASTRUIANA DE ZINC S.A. MINES ........    1,026
    203,787        BALL CORP ...........................    6,559
    795,379        BARRICK GOLD CORP ...................   14,359
     52,134        BARRICK GOLD CORP (U.S.) ............      948
    891,150      * BATTLE MOUNTAIN GOLD CO .............    1,949
     21,220        BEKAERT S.A. ........................    1,100
    155,800        BELDEN, INC .........................    3,992
    923,821      * BETHLEHEM STEEL CORP ................    3,291

SEE NOTES TO FINANCIAL STATEMENTS


12  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                              VALUE (000)
  -----                                                 -------
  STEEL AND OTHER METALS--(CONTINUED)
        200        BILLITON PLC ........................  $     1
    131,600        BIRMINGHAM STEEL CORP ...............      510
     16,200        BOHLER-UDDEHOLM AG. (BR) ............      569
      3,712      * BOLIDEN LTD SDR .....................        4
     45,700        BRUSH ENGINEERED MATERIALS, INC .....      714
     33,200        BUTLER MANUFACTURING CO .............      564
    184,376      * CABLE DESIGN TECHNOLOGIES CO ........    6,177
    268,500        CAMECO CORP .........................    3,280
    122,322        CARPENTER TECHNOLOGY CORP ...........    2,584
     48,274        CASTLE (A.M.) & CO ..................      401
      2,500        CENTURY ALUMINUM CO .................       27
    101,400      * CHART INDUSTRIES, INC ...............      494
     73,381        CLEVELAND CLIFFS, INC ...............    1,894
     19,000     e* COEUR DALENE MINES CORP .............       46
    255,900        COMINCO LTD .........................    3,515
    149,221        COMMERCIAL METALS CO ................    4,104
 97,075,000        COMPANIA SIDERURGICA NACIONAL S.A. ..    3,045
  3,208,545      * CORUS GROUP PLC .....................    4,687
    353,249        CRANE CO ............................    8,588
    729,375        CROWN CORK & SEAL CO, INC ...........   10,941
     51,000        CURTISS WRIGHT CORP .................    1,897
     73,500        DANIELI & CO ........................      342
    494,407        DELTA GOLD LTD ......................      368
     81,200      * DIA MET MINERALS LTD (CLASS B) ......    1,096
    276,004        DOFASCO, INC ........................    4,536
     93,326        ELKEM AS ............................    1,758
     52,550      * ENCORE WIRE CORP ....................      282
    531,555        ENGELHARD CORP ......................    9,070
     12,749      * ERAMET ..............................      544
    139,700        FALCONBRIDGE LTD ....................    1,721
    250,100      * FANSTEEL, INC .......................      985
      5,606        FISCHER (GEORGE) LTD (REGD) .........    1,748
    591,428      * FREEPORT-MCMORAN
                    COPPER & GOLD, INC (CLASS A) .......    5,397
    334,964      * FREEPORT-MCMORAN COPPER & GOLD, INC
                    (CLASS B) ..........................    3,098
    191,429        GENERAL CABLE CORP ..................    1,555
    180,540      * GERDAU METALURGICA S.A. .............        3
    101,300        GIBRALTAR STEEL CORP ................    1,418
    650,845        GKN PLC .............................    8,306
    137,862      * GRIFFON CORP ........................      767
     10,746        GROUP 4 FALCK A/S ...................    1,732
      8,800      * GULF ISLAND FABRICATION, INC ........      150
    253,300        HARSCO CORP .........................    6,459
     84,600      * HECLA MINING CO .....................       95
  1,258,624        HOMESTAKE MINING CO .................    8,653
     38,423        ILUKA RESOURCES LTD .................      110
     93,560        IMCO RECYCLING, INC .................      509
     49,700        IMPALA PLATINUM HOLDINGS LTD ........    1,849
    513,000      * INCO LTD CO .........................    7,859
    580,200      * INCO LTD CO (U.S.) ..................    8,921
    165,600        INTERMET CORP .......................    1,139
    116,100        INTERNATIONAL ALUMINUM CORP .........    2,003
    165,188        ISCOR LTD ...........................      281
    839,000      * JAPAN STEEL WORKS LTD ...............    1,134
     60,689        JOHNNIC HOLDINGS LTD ................      832
    459,209        JOHNSON MATTHEY PLC .................    6,465
    155,600      * KAISER ALUMINUM CORP ................      622
  2,993,000        KAWASAKI STEEL CORP .................    4,300
    304,000        KIAN JOO CAN FACTORY BERHAD .........      432
     19,300      * LADISH CO, INC ......................      188
     84,159      * LONE STAR TECHNOLOGIES, INC .........    3,892
     63,002        LONMIN PLC ..........................      699
    713,400      e LTV CORP ............................    2,051
    288,425        MAGNETI MARELLI S.P.A. ..............    1,510
    412,347        MARK IV INDUSTRIES, INC .............    8,608
     61,900        MATTHEWS INTERNATIONAL CORP (CLASS A)    1,795
    111,200      * MAVERICK TUBE CORP ..................    3,239
     45,662      * MAXXAM, INC .........................      811
     74,200        METALS U.S.A., INC ..................      348
  2,340,626      e MIM HOLDINGS LTD ....................    1,265
  1,626,000      e MITSUBISHI MATERIALS CORP ...........    6,670
    586,000      e MITSUI MINING & SMELTING CO LTD .....    4,458
    268,900      * MUELLER INDUSTRIES, INC .............    7,529
        450        NATIONAL IRON & STEEL MILLS LTD .....        1
    123,400        NATIONAL STEEL CORP (CLASS B) .......      517
    108,200      * NCI BUILDING SYSTEMS, INC ...........    2,191
    354,149      * NEWCREST MINING LTD .................      957
  1,225,116        NEWMONT MINING CORP .................   26,493
      1,000        NIPPON DENKO CO LTD .................        2
  1,826,000      e NIPPON LIGHT METAL CO LTD ...........    1,812
  7,764,000        NIPPON STEEL CORP ...................   16,364
    112,200     e* NKK CORP ............................       72
      4,675        NKT HOLDINGS AS .....................      781
    645,700        NORANDA, INC ........................    6,319
    806,866        NORMANDY MINING LTD .................      436
     38,100      * NORTEK, INC .........................      752
  1,513,706        NORTH LTD ...........................    3,590
    184,000        NORTHAM PLATINUM LTD ................      212
     58,000      * NS GROUP, INC .......................    1,214
    580,500        NUCOR CORP ..........................   19,265
     15,700      e OPTICAL CABLE CORP ..................      475
    162,600        OREGON STEEL MILLS, INC .............      315
    292,332        OUTOKUMPU OYJ SERIES A ..............    2,802
    801,022        PARKER-HANNIFIN CORP ................   27,435
    191,952        PECHINEY S.A. .......................    8,041
    450,001        PHELPS DODGE CORP ...................   16,734
    771,604        PLACER DOME, INC ....................    7,239
        548        PLACER DOME, INC (U.S.) .............        5
    153,050        PRECISION CAST PARTS CORP ...........    6,926
    359,968        PREUSSAG AKTIEGESELLSCHAFT AG. ......   11,663
     92,460        PRIMEX TECHNOLOGIES, INC ............    2,034
     35,000     f* PROMET BERHAD .......................        3
    151,129        QUANEX CORP .........................    2,248
    208,565        RAUTARUUKKI SERIES K ................      990
    122,250        RELIANCE STEEL & ALUMINUM CO ........    2,338
    186,200        RIO ALGOM LTD .......................    2,174
    680,886        RIO TINTO LTD .......................   11,291
  2,044,016        RIO TINTO LTD PLC (REGD) ............   33,420
     51,483        ROUGE INDUSTRIES, INC (CLASS A) .....      154
     94,000      * RTI INTERNATIONAL METALS ............    1,069
     84,137        RYERSON TULL, INC ...................      873
     26,550      e SANKYO ALUMINUM INDUSTRY CO LTD .....       24
    370,000        SANWA SHUTTER CORP ..................    1,203
     55,153     e* SAPA AB .............................      975
     21,100      * SHAW GROUP, INC .....................      994
     41,300      * SILGAN HOLDINGS, INC ................      405
     30,520     f* SILVERSTONE BERHAD ..................        0
    212,200        SMC CORP ............................   40,011
     64,089        SMITH (HOWARD) LTD ..................      314
    109,500        SOUTHERN PERU COPPER CORP ...........    1,335
        400      * SPECIAL METALS CORP .................        1
     77,129      * SPS TECHNOLOGIES, INC ...............    3,167
    256,100      * STEEL DYNAMICS, INC .................    2,321
    263,400        STELCO, INC (CLASS A) ...............    1,209
    256,198      * STILLWATER MINING CO ................    7,142
    540,000        SUMITOMO HEAVY INDUSTRIES LTD .......    1,812
  6,153,000      * SUMITOMO METAL INDUSTRIES LTD .......    4,245
    483,000        SUMITOMO METAL MINING CO LTD ........    2,282
      6,800      * SUNSHINE MINING & REFINING CO .......        2
    144,139        SUPERIOR TELECOM, INC ...............    1,432

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 13

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                               ----------
 STEEL AND OTHER METALS--(CONTINUED)
    150,650        SVENSKT STAL AB SERIES B ........... $   1,451
     79,050        SVENSKT STAL AB SERIES A (SAAB) ....       789
    463,300        TECK CORP LTD (CLASS B) ............     3,158
    129,871        TEXAS INDUSTRIES, INC ..............     3,750
    975,981        THYSSEN KRUPP AG. ..................    15,718
      1,958        TITAN INTERNATIONAL, INC ...........        10
    105,800      e TITANIUM METALS CORP ...............       496
     13,800        TOKYO STEEL MANUFACTURING CO LTD ...        45
    170,000        TOSTEM CORP ........................     2,780
    253,100      * TOWER AUTOMOTIVE, INC ..............     3,164
    374,900        TOYO SEIKAN KAISHA LTD .............     7,016
    186,780        TRELLEBORG AB SERIES B FREE ........     1,310
     58,177      * U.S. CAN CORP ......................     1,011
     42,900        UNION MINIERE GROUP S.A. ...........     1,562
    274,250      e USINOR .............................     3,360
    524,014        USX-US STEEL GROUP, INC ............     9,727
     37,300        VALMONT INDUSTRIES, INC ............       741
     11,600      * VOEST-ALPINE STAHL AG. .............       349
    114,700        WATTS INDUSTRIES, INC (CLASS A) ....     1,448
  4,000,914        WMC LTD ............................    17,951
     94,500      * WOLVERINE TUBE, INC ................     1,607
    462,712        WORTHINGTON INDUSTRIES, INC ........     4,858
                                                         --------
                                                          922,661
                                                         --------
  PAPER AND FOREST PRODUCTS--0.64%
    578,500        ABITIBI CONSOLIDATED, INC ..........     5,368
    442,552      e AMCOR LTD ..........................     1,552
    128,200      * AMERICAN HOMESTAR CORP .............       136
     14,309     b* AMERICAN PAD & PAPER CO ............         1
        500        AMERICAN WOODMARK CORP .............        10
    111,600        ARACRUZ CELLULOSE S.A. ADR .........     2,155
  1,049,019        ARJO WIGGINS APPLETON PLC ..........     4,081
    106,205        ASSIDOMAN AB .......................     1,520
    542,431        AVERY DENNISON CORP ................    36,411
    214,500        BEMIS, INC .........................     7,213
    356,032        BOISE CASCADE CORP .................     9,212
    388,896        BOWATER, INC .......................    17,160
    279,627      * BUCKEYE TECHNOLOGIES, INC ..........     6,134
     88,724        BUHRMANN NV ........................     2,547
  1,066,132        BUNZL PLC ..........................     5,714
    112,900        CANFOR CORP ........................     1,002
    285,200        CARAUSTAR INDUSTRIES, INC ..........     4,314
  1,649,976      e CARTER HOLT HARVEY LTD .............     1,437
    236,403      * CHAMPION ENTERPRISES, INC ..........     1,152
    119,600        CHESAPEAKE CORP ....................     3,543
    700,214        CLAYTON HOMES, INC .................     5,602
    351,664        CONSOLIDATED PAPERS, INC ...........    12,858
     15,700        CORTICEIRA AMORIM S.A. .............       136
      3,305      * CROWN VANTAGE, INC .................         1
    102,600      * DAISYTEK INTERNATIONAL CORP ........       968
     47,408        DELTIC TIMBER CORP .................     1,013
    464,100        DOMTAR, INC ........................     4,307
    462,680     e* EARTHSHELL CORP ....................     1,402
     34,300        ESSELTE AB SERIES B FREE ...........       201
    972,718      * FLETCHER CHALLENGE LTD
                    (FOREST DIVISION) .................       353
    755,846        FLETCHER CHALLENGE LTD
                    (PAPER DIVISION) ..................       868
  3,679,253        FORT JAMES CORP ....................    85,083
    637,788      * GAYLORD CONTAINER CO ...............     1,714
    877,598        GEORGIA-PACIFIC CORP (PACKING GROUP)    23,037
    515,300        GEORGIA-PACIFIC CORP (TIMBER GROUP)     11,143
    238,348        GLATFELTER (P.H.) CO ...............     2,428
     83,147      * GRAPHIC PACKAGING INTERNATIONAL CORP       177
     43,300        GREIF BROTHERS CORP (CLASS A) ......     1,331
     42,917        GRUPO EMPRESARIAL ENCE S.A. ........       703
  3,334,386        INTERNATIONAL PAPER CO .............    99,406
     40,500        INVESTIMENTOS PARTICIPACOES E GESTAO       260
    162,400      * IVEX PACKAGING CORP ................     1,807
  6,463,230        JEFFERSON SMURFIT GROUP PLC ........    11,152
    848,000        KIMBERLY CLARK DE MEXICO
                    S.A. DE CV SERIES A ...............     2,412
  3,224,255        KIMBERLY-CLARK CORP .................  184,992
    114,000        KOKUYO CO LTD .......................    1,874
    617,800        KUALA LUMPUR KEPONG BERHAD ..........      894
    312,200        LONGVIEW FIBRE CO ...................    3,454
    570,705        LOUISIANA PACIFIC CORP ..............    6,206
    242,361      * MAIL-WELL, INC ......................    2,090
     12,200        MAYR-MELNHOF KARTON AG. .............      579
    553,732        MEAD CORP ...........................   13,982
    827,000        MITSUBISHI PAPER MILLS LTD ..........    1,923
    275,100        NAMPAK LTD ..........................      594
    721,600        NEXFOR, INC .........................    3,750
    305,000      e NGK INSULATORS LTD ..................    3,788
  1,279,000      e NIPPON PAPER INDUSTRIES CO ..........    8,752
     27,600        NORSKE SKOGINDUSTRIER SERIES A ......      791
      2,400        NORSKE SKOGINDUSTRIER SERIES B ......       58
    142,100        OAKWOOD HOMES CORP ..................      258
  1,285,334        OJI PAPER CO LTD ....................    8,868
     44,100      * PACKAGING CORP OF AMERICA ...........      447
     71,625      * PALM HARBOR HOMES, INC ..............    1,039
    269,736      * PAPERLINX LTD .......................      513
     85,100      * PLAYTEX PRODUCTS, INC ...............      963
     14,500      * POPE & TALBOT, INC ..................      232
     95,419        PORTUCEL INDUSTRIA EMPRESA ..........      581
     73,559        POTLATCH CORP .......................    2,437
    162,639        RAYONIER, INC .......................    5,835
    142,604        RENO DE MEDICI S.P.A. ...............      290
     59,014        REPUBLIC GROUP, INC .................      531
    313,000        REXAM PLC ...........................    1,218
     86,400        ROCK-TENN CO (CLASS A) ..............      740
    153,929        SAPPI LTD ...........................    1,158
    824,937      e SCA AB SERIES B .....................   15,754
    116,273      * SCHOOL SPECIALTY, INC ...............    2,158
    106,356        SCHWEITZER-MAUDUIT INTERNATIONAL, INC    1,329
    914,150        SEKISUI HOUSE LTD ....................   8,476
     84,218        SKYLINE CORP .........................   1,811
    579,079      * SMURFIT (JEFFERSON) GROUP PLC ........     977
  2,052,746      * SMURFIT-STONE CONTAINER CORP .........  26,429
    631,961        SONOCO PRODUCTS CO ...................  12,995
    204,000        ST. JOE CO ...........................   6,120
    241,000        SUMITOMO FORESTRY CO LTD .............   1,624
    350,290        TEMPLE-INLAND, INC ...................  14,712
     60,900        UNI CHARM CORP .......................   3,695
    247,296      * UNITED STATIONERS, INC ...............   8,006
     86,800        UNIVERSAL FOREST PRODUCTS, INC .......   1,194
    233,611      e UPM-KYMMENE OYJ ......................   5,822
    358,432        WAUSAU-MOSINEE PAPER CORP ............   3,069
    570,821        WESTVACO CORP ........................  14,163
  1,666,354        WEYERHAEUSER CO ......................  71,653
    686,372        WILLAMETTE INDUSTRIES, INC ...........  18,704
                                                        ---------
                                                          856,552
                                                        ---------
                   TOTAL BASIC INDUSTRIES ............. 5,056,291
                                                        ---------
BUSINESS SERVICES--1.03%
  ADVERTISING AND OTHER SERVICES--1.03%
    108,500      e 24/7 MEDIA, INC .....................    1,695
    110,700        AARON RENTS, INC ....................    1,391
      5,300        ABM INDUSTRIES, INC .................      122
     95,000        ACCIONA S.A. ........................    3,634
     26,854        ACKERLEY GROUP, INC .................      316
     47,806        ADECCO S.A. (REGD) ..................   40,747
    232,235      e ADECCO S.A. ADR .....................   24,646
     15,300      * ADMINSTAFF, INC .....................      972
    115,230      * ADVO, INC ...........................    4,840
         72      * AGRITOPE, INC .......................        0

SEE NOTES TO FINANCIAL STATEMENTS

14 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------

  ADVERTISING AND OTHER SERVICES--(CONTINUED)
     54,300      * AHL SERVICES, INC ................... $    333
     88,830     e* AKAMAI TECHNOLOGIES, INC ............   10,547
    173,800      * ANSWERTHINK, INC ....................    2,889
     22,900      * APAC CUSTOMER SERVICES, INC .........      253
    360,562      * APOLLO GROUP, INC (CLASS A) .........   10,096
     22,200      * APPNET, INC .........................      799
     21,100     e* ASK JEEVES, INC .....................      381
     25,900      * AURORA BIOSCIENCE CORP ..............    1,766
      7,300      * AVENUE A, INC .......................       64
    468,000        BENESSE CORP ........................   32,511
     95,091      * BERLITZ INTERNATIONAL, INC ..........      856
    645,800        BLOCK (H&R), INC ....................   20,908
    868,850      * BMCMEDIA.COM ........................      355
     11,700      * BREAKAWAY SOLUTIONS, INC ............      316
     35,300      * BRIGHT HORIZONS FAMILY SOLUTIONS, INC      755
     35,500      * BROADBASE SOFTWARE, INC .............    1,087
      8,900     e* BSQUARE CORP ........................      200
     68,900      * BURNS INTERNATIONAL SERVICES CORP          861
     20,900      * CALICO COMMERCE, INC ................      340
  1,031,243        CAPITA GROUP PLC ....................   25,245
     19,700      * CAREER EDUCATION CORP ...............      955
     21,200      * CAREERBUILDER, INC ..................       70
     69,900      * CARRIAGE SERVICES, INC (CLASS A) ....      236
     99,162      * CATALINA MARKETING CORP .............   10,115
    463,400      * CATALYTICA, INC .....................    5,097
      5,000      * C-BRIDGE INTERNET SOLUTIONS, INC ....       87
     69,048      * CDI CORP ............................    1,407
    317,000      * CELGENE CORP ........................   18,663
  5,013,095      * CENDANT CORP ........................   70,183
    445,800      * CENTURY BUSINESS SERVICES, INC ......      864
     46,200      * CHARLES RIVER ASSOCIATES, INC .......      814
    295,850      * CHECKFREE HOLDINGS CORP .............   15,255
    644,631        CINTAS CORP .........................   23,650
     80,800     e* CIRCLE.COM ..........................      298
  1,186,785     e* CMGI, INC ...........................   54,370
    127,200      * COINSTAR, INC .......................    1,280
         50      * COMPUTER LEARNING CENTERS, INC ......        0
        300      * CORINTHIAN COLLEGES, INC ............        7
     29,900      * CORNELL COS, INC ....................      239
     53,500      * CORPORATE EXECUTIVE BOARD CO ........    3,203
    399,316      * COVANCE, INC ........................    3,519
     72,687        CPI CORP ............................    1,536
    110,026      * CRITICAL PATH, INC ..................    6,416
     85,900      * CTC COMMUNICATIONS GROUP, INC .......    3,092
     34,900      * CURAGEN CORP ........................    1,328
    354,429      * DEVRY, INC ..........................    9,370
     55,550      * DIAMOND TECHNOLOGY PARTNERS, INC
                    (CLASS A) ..........................    4,888
     15,400      * DIGITAL IMPACT, INC .................      218
    542,182      * DOUBLECLICK, INC ....................   20,671
  1,045,239        DUN & BRADSTREET CORP ...............   29,920
    483,300      * EBAY, INC ...........................   26,249
     10,600      * EBENX CORP ..........................      225
    183,100      * EDGEWATER TECHOLOGY, INC ............    1,224
    122,100      * EDUCATION MANAGEMENT CORP ...........    2,205
      2,600      * ELECTRO RENT CORP ...................       32
     13,880     e* EMERGE INTERACTIVE, INC .............      249
     49,400      * EMPLOYEE SOLUTIONS, INC .............       15
     74,761     e* ENTREMED, INC .......................    2,238
     76,100      * F.Y.I., INC .........................    2,564
     84,742        FAIR ISSAC & CO, INC ................    3,729
    106,030      * FIRST CONSULTING GROUP, INC .........      590
     37,900      * FORRESTER RESEARCH, INC .............    2,760
     23,000     e* FREEMARKETS, INC ....................    1,091
    116,300        G & K SERVICES, INC (CLASS A) .......    2,915
    293,413        GARTNER GROUP, INC (CLASS A) ........    3,521
    190,757      * GETTY IMAGES, INC ..................     7,070
         82      * GOLDEN BOOKS FAMILY
                    ENTERTAINMENT, INC ................         0
     10,000      * GRIC COMMUNICATIONS ................       179
  3,596,353        HAYS PLC ...........................    20,063
     68,800     e* HEARME.COM .........................       310
     55,400      * HEIDRICK & STRUGGLES
                    INTERNATIONAL,INC ..................    3,497
     20,800      * IBASIS, INC .........................      896
     27,300      * ILEX ONCOLOGY, INC ..................      962
    151,865      * INCTYE GENOMICS .....................   12,481
     63,950      * INSPIRE INSURANCE SOLUTIONS, INC ....      192
    353,000      * INTERIM SERVICES, INC ...............    6,266
     14,300      * INTERLIANT, INC .....................      333
     47,600      * INTERNAP NETWORK SERVICES CORP ......    1,976
     30,000      f INTERNATIONAL HYDRON
                    (LIQUIDATING TRUST) ................        1
    114,055      * INTERNET CAPITAL GROUP, INC .........    4,222
     61,900        INTERPOOL, INC ......................      604
  1,932,115        INTERPUBLIC GROUP OF COS, INC .......   83,081
     34,253      * ISS-INTERNATIONAL SERVICE SYSTEM AS .    2,619
    139,700      * IT GROUP, INC .......................      681
     49,000      * ITT EDUCATIONAL SERVICES, INC .......      861
    137,297      * JACOBS ENGINEERING GROUP, INC .......    4,488
      8,000      * JUPITER COMMUNICATIONS, INC .........      184
     96,788      * KANA COMMUNICATIONS, INC ............    5,989
    170,515        KELLY SERVICES, INC (CLASS A) .......    3,943
        100      * KENDLE INTERNATIONAL, INC ...........        1
      1,800      * KEYNOTE SYSTEMS, INC ................      127
    241,499      * KFORCE.COM, INC .....................    1,675
     54,600      * KORN FERRY INTERNATIONAL ............    1,730
    180,675      * LABOR READY, INC ....................    1,197
    361,650      * LAMAR ADVERTISING CO (CLASS A) ......   15,664
     43,698        LANDAUER, INC .......................      680
    106,400      * LASON, INC ..........................      266
        434      * LEAPNET, INC ........................        1
     68,100      * LEARNING TREE INTERNATIONAL, INC ....    4,171
     15,800      * LIFEMINDERS, INC ....................      467
     37,700      * LOOKSMART LTD .......................      697
      9,700      * LUMINEX CORP ........................      404
    537,400        MANPOWER, INC .......................   17,197
    712,241      * MARCHFIRST, INC .....................   12,998
    114,200     e* MARKETING SERVICES GROUP ............      507
     70,365      * MAXIMUS, INC ........................    1,557
     15,600     e* MAXYGEN, INC ........................      886
      4,000      * MCAFEE.COM CORP .....................      104
     21,800        MCGRATH RENTCORP ....................      371
     48,900      * MEDAREX, INC ........................    4,132
     22,400     e* MEDIA METRIX, INC ...................      570
     76,300      * MEMBERWORKS, INC ....................    2,566
    199,100      * MESSAGEMEDIA, INC ...................      697
     16,700      * META GROUP, INC .....................      321
     37,600      * MODEM MEDIA, INC ....................      468
    598,800      * MODIS PROFESSIONAL SERVICES, INC ....    4,566
     17,600      * MYRIAD GENETICS, INC ................    2,606
     38,400      * NATIONAL EQUIPMENT SERVICES, INC ....      230
    109,900      * NATIONSRENT, INC ....................      419
    276,700      * NAVIGANT CONSULTING CO ..............    1,176
     23,700      * NAVISITE, INC .......................      991
     79,200      * NBC INTERNET, INC ...................      990
     80,400      * NEFF CORP ...........................      307
     11,400      * NEOFORMA.COM, INC ...................       80
     16,200      * NEOSE TECHNOLOGIES, INC .............      681
     20,800     e* NETCENTIVES, INC ....................      387
      7,900      * NETRATINGS, INC .....................      202
    157,400     b* NEUROMEDICAL SYSTEMS, INC ...........       14
      8,285      * NEXELL THERAPEUTICS, INC ............      123
     60,000      * NEXTERA ENTERPRISES, INC ............      287
    360,200      * NOVA CORP (GEORGIA) .................   10,063

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 15

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                               ----------
  ADVERTISING AND OTHER SERVICES--(CONTINUED)
  1,244,610        OMNICOM GROUP, INC ................ $  110,848
    135,800      * ON ASSIGNMENT, INC ................      4,142
     17,300      * ONDISPLAY, INC ....................      1,409
      6,880     e* OPUS360 CORP ......................         25
      9,000      * ORCHID BIOSCIENCES, INC ...........        342
     98,700        OYO CORP ..........................      1,387
    154,900      * PAREXEL INTERNATIONAL CORP ........      1,481
    118,250      * PEGASUS SOLUTIONS, INC ............      1,286
    165,648      * PERSONNEL GROUP OF AMERICA, INC ...        487
    114,112      * PHARMACEUTICAL PRODUCT
                    DEVELOPMENT, INC .................      2,396
    316,712        PITTSTON BRINKS GROUP CO ..........      4,335
     65,000      * PIVOTAL CORP ......................      1,528
    125,538      * PREPAID LEGAL SERVICES, INC .......      3,750
     92,100      * PROBUSINESS SERVICES, INC .........      2,446
     23,200      * PROFESSIONAL DETAILING, INC .......        790
    229,150      * PROFIT RECOVERY GROUP
                    INTERNATIONAL, INC ...............      3,810
     20,675        PROSEGUR COMPANIA DE SEGURIDAD S.A.        243
      7,100      * PROTECTION ONE, INC ...............         16
     39,200      * PROVANT, INC ......................        221
     21,900     e* PURCHSEPRO.COM, INC ...............        898
    695,624      * QUINTILES TRANSNATIONAL CORP ......      9,826
     34,660      * REDBACK NETWORKS, INC .............      6,169
    177,900        REGIS CORP ........................      2,224
     10,200      * REGISTER.COM, INC .................        312
    190,518      * RENAISSANCE WORLDWIDE, INC ........        298
    124,593      * RENT WAY, INC .....................      3,637
    134,400      * RENT-A-CENTER, INC ................      3,024
  4,713,810        RENTOKIL INITIAL PLC ..............     10,704
  4,366,146        REUTERS GROUP PLC .................     74,494
     43,421      * RIVERDEEP GROUP PLC (ADR) .........        841
  1,080,000      * ROBERT HALF INTERNATIONAL, INC ....     30,780
    276,714        ROLLINS, INC ......................      4,116
     65,635      * RWD TECHNOLOGIES, INC .............        382
    385,348     b* SAFETY-KLEEN CORP .................         27
      5,900      * SAVVIS COMMUNICATIONS CORP ........         77
    546,600        SECOM CO LTD ......................     40,037
    440,826        SECURITAS AB SERIES B FREE ........      9,399
  1,155,804        SEMBCORP INDUSTRIES LTD ...........      1,257
      7,300      * SEQUENOM, INC .....................        331
  1,368,815        SERVICE CORP INTERNATIONAL, INC ...      4,363
  2,005,058        SERVICEMASTER CO ..................     22,808
 14,168,000        SINGAPORE TECHNOLOGIES
                    ENGINEERING LTD ..................     20,814
    292,100      * SITEL CORP ........................      1,442
    315,600      * SNYDER COMMUNICATIONS, INC ........      7,496
     23,700      * SONICWALL, INC ....................      2,087
    254,000        SOTHEBY'S HOLDINGS, INC (CLASS A) .      4,445
    205,200      * STAFF LEASING, INC ................        731
     44,900      * STARTEK, INC ......................      2,262
     55,919     b* STONE & WEBSTER, INC ..............         42
        300        STRAYER EDUCATION, INC ............          7
     43,600      * SUPERIOR CONSULTANT HOLDINGS CORP .        207
      4,445        SURVEILLANCE S.A. SOCIETE DE ......      1,872
    282,225      * SYLVAN LEARNING SYSTEMS, INC ......      3,881
     23,500      * SYMYX TECHNOLOGIES, INC ...........      1,001
     28,490        TEJON RANCH CO ....................        643
    133,500      * TELETECH HOLDINGS, INC ............      4,147
    222,901      * TETRA TECH, INC ...................      5,099
     80,028      * THEGLOBE.COM, INC .................        138
    402,900      * TMP WORLDWIDE, INC ................     29,739
      9,900      * TRIMERIS, INC .....................        692
    271,600        TRUE NORTH COMMUNICATIONS, INC ....     11,950
     23,100      * TULARIK, INC ......................        681
     88,761        UNIFIRST CORP .....................        699
    195,617      * UNITED RENTALS, INC ...............      3,350
     78,700      * URS CORP ..........................      1,200
     24,745      * US INTERACTIVE, INC ................       320
    400,785      * VALASSIS COMMUNICATIONS, INC .......    15,280
    173,800     e* VALENCE TECHNOLOGY, INC ............     3,204
     88,958      * VEDIOR NV ..........................     1,104
    590,677      * VERTICALNET, INC ...................    21,818
     51,800      * VIANT CORP .........................     1,535
      1,600      * VOLT INFORMATION SCIENCES, INC .....        53
        500      * WACKENHUT CORP SERIES A ............         6
    270,802      * WACKENHUT CORP SERIES B ............     2,539
     62,500      * WACKENHUT CORRECTIONS CORP .........       469
    129,400      * WEST TELESERVICES CORP .............     3,275
        400      * WESTAFF, INC .......................         2
    214,800      * WESTON (ROY F.), INC (CLASS A) .....       658
  3,818,445        WHARF HOLDINGS LTD .................     6,833
     19,300     e* WIRELESS FACILITIES, INC ...........       983
  2,238,718        WPP GROUP PLC ......................    32,706
     78,100     e* XCEED, INC .........................       713
     84,100      * XTRA CORP ..........................     3,317
     68,200        YOUNG & RUBICAM, INC ...............     3,900
         14      * ZAP.COM CORP .......................         0
                                                       ----------
                   TOTAL BUSINESS SERVICES ............ 1,350,043
                                                       ----------
CONSTRUCTION AND REAL ESTATE--1.99%
  BUILDING MATERIALS--1.55%
    179,950        AMCOL INTERNATIONAL CORP ...........     2,969
    209,410        APOGEE ENTERPRISES, INC ............       739
  1,297,000        ASAHI GLASS CO LTD .................    14,526
      5,000      * ASANO SLATE CO LTD .................         6
    634,108        BLUE CIRCLE INDUSTRIES PLC .........     4,094
    798,571      * BORAL LTD ..........................     1,007
    650,750        BUZZI UNICEM S.P.A .................     5,920
    938,101        CARADON PLC ........................     2,144
      2,900        CARBO CERAMICS, INC ................       102
    274,448        CEMENTIR S.P.A. ....................       433
  1,462,077        CEMEX S.A. DE CV-CPO ...............     6,855
     52,300        CENTEX CONSTRUCTION PRODUCTS, INC ..     1,187
    147,837        CIMENTOS DE PORTUGAL ...............     2,834
     28,565        CIN-CORPARACAO INDUSTRIAL
                    DO NORTE S.A ......................       160
    151,500      * COMFORT SYSTEMS U.S.A., INC ........       606
      4,886      * COORSTEK, INC ......................       225
  1,870,885        CORNING, INC .......................   504,905
     60,633        CRH PLC ............................     1,099
  3,432,568        CRH PLC (UNITED KINGDOM) ...........    62,063
  1,419,710        CSR LTD ............................     3,955
    279,400      * DAL-TILE INTERNATIONAL, INC ........     2,305
     91,613      * DEPARTMENT 56, INC .................     1,008
     35,431      * DUPONT PHOTOMASKS, INC .............     2,427
      4,060        DYCKERHOFF AG. .....................       102
    130,650        ELCOR CORP .........................     3,005
     45,400      * EMCOR GROUP, INC ...................     1,053
    313,577      * ENCOMPASS SERVICES CORP ............     1,803
    230,471        FERRO CORP .........................     4,840
     91,738        FLORIDA ROCK INDUSTRIES, INC .......     3,268
      6,738     e* GLAVERBEL S.A. .....................       504
         58     e* GLAVERBEL STRIP NPV (STRIPVVPR) ....         0
  7,848,686        HANSON PLC .........................    55,490
     23,132      * HEIDELBERGER ZEMENT AG. (BELGIUM) ..     1,419
     46,173      * HEIDELBERGER ZEMENT AG. (GERMANY) ..     2,859
     23,132      * HEIDELBERGER ZEMENT AG. (STRIP VVPR)         0
    371,375      * HEPWORTH PLC .......................     1,060
     12,700        HOLDERBANK FINANCIERE
                    GLARUS AG. (BR) ...................    15,620
      1,352        HOLDERBANK FINANCIERE
                    GLARUS AG. (REGD) .................       443
 17,170,973        HOME DEPOT, INC ....................   857,475
    185,800        HOYA CORP ..........................    16,682
     57,344      * HUTTIG BUILDING PRODUCTS, INC ......       237
     51,419      * IMERYS S.A. ........................     5,994

SEE NOTES TO FINANCIAL STATEMENTS

16 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------

  BUILDING MATERIALS--(CONTINUED)
    679,341        IMPERIAL CHEMICAL INDUSTRY PLC ..... $   5,394
    445,245        INAX CORP ..........................     2,748
    120,200      * INTEGRATED ELECTRICAL SERVICES, INC        616
    522,410        INTRACOM S.A. ......................    19,585
    160,313      e ITALCEMENTI S.P.A. .................     1,514
     41,600        ITALCEMENTI S.P.A. (S/S) ...........       140
    193,473        JAMES HARDIE INDUSTRIES LTD ........       510
     14,750        KANDENKO CO LTD ....................        64
    553,000        KINDEN CORP ........................     3,481
      1,000        KYUNDENKO CO LTD ...................         3
    208,080        LAFARGE CORP .......................     4,370
     74,912        LAFARGE S.A. (BR) ..................     5,845
     31,420      f LAFARGE S.A. (REGD) ................     2,452
     72,368      f LAFARGE S.A. (REGD) 2001 ...........     5,647
     99,365        LIBBEY, INC ........................     3,192
    239,214        LILLY INDUSTRIES, INC (CLASS A) ....     7,191
  2,410,530        LOWE'S COS, INC ....................    98,982
    296,494        MARTIN MARIETTA MATERIALS, INC .....    11,989
  2,981,120        MASCO CORP .........................    53,846
     29,500      * MATRIX SERVICE CO ..................       136
     26,500      e MATTSON TECHNOLOGY, INC ............       861
      1,700        MIKASA, INC ........................        19
    102,256        NIPPON KANZAI CO LTD ...............     1,875
  1,395,000        NIPPON SHEET GLASS CO LTD ..........    19,434
    123,000        NORITAKE CO LTD ....................       687
      3,095   b,e* OMEGA ENVIRONMENTAL, INC ...........         0
    377,658        OWENS CORNING CO ...................     3,493
    946,281      * OWENS ILLINOIS, INC ................    11,060
    276,994        PILKINGTON PLC .....................       394
     39,189        PORTLAND VALDERRIVAS S.A. ..........       733
  1,160,200        PPG INDUSTRIES, INC ................    51,411
    312,566      * QUANTA SERVICES, INC ...............    17,191
      9,566        RMC GROUP PLC ......................       125
    299,057        RPM, INC ...........................     3,028
     25,300      * SBA COMMUNICATIONS CORP ............     1,314
    173,673      e SCHNEIDER ELECTRIC S.A. ............    12,153
  1,018,311        SHERWIN-WILLIAMS CO ................    21,575
    207,486        SOUTHDOWN, INC .....................    11,982
    201,659        ST. GOBAIN S.A. ....................    27,373
    481,687        SUMITOMO OSAKA CEMENT CO LTD .......     2,859
  2,253,200        TAIHEIYO CEMENT CORP ...............     4,728
    395,000        TAKARA STANDARD CO .................     1,725
    315,500      e TOTO LTD ...........................     2,427
     30,000        UNITED DOMINION INDUSTRIES LTD .....       510
    300,103        USG CORP ...........................     9,116
    169,500        VALSPAR CORP .......................     5,721
    544,883        VULCAN MATERIALS CO ................    23,260
     94,900        WATSCO, INC ........................     1,186
     61,820        WIENERBERGER BAUSTOFF AG. ..........     1,410
    675,292        WOLSELEY PLC .......................     3,629
                                                       ----------
                                                        2,062,407
                                                       ----------
  CONSTRUCTION--0.27%
     45,955        ACS ACTIVIDADES DECONSTRUCCION
                    Y SERVICIOSS.A. ....................    1,300
    176,700     b* ATKINSON (G.F.) CO OF CALIFORNIA ....        0
    200,935        AUTOPISTAS CONCESIONARIA
                    ESPANOLA S.A. ......................    1,755
    244,391      * AUTOPISTAS CONCESIONARIA
                    ESPANOLA S.A. RTS ..................      105
    369,800        BARRATT DEVELOPMENTS PLC ............    1,464
     31,927        BERKELEY GROUP PLC ..................      302
      7,587        BILFINGER & BERGER AG. ..............      103
         55      * BLOUNT INTERNATIONAL, INC ...........        0
     32,288      e BOUYGUES S.A. .......................   21,666
    310,600        BRISA-AUTO ESTRADAS DE PORTUGAL S.A.     2,686
    369,262        CENTEX CORP .........................    8,678
    141,000     e* CHIYODA CORP ........................      147
    100,000        COLAS S.A. ..........................    4,889
    72,100      * CROSSMAN COMMUNITIES, INC ............    1,190
     83,138     e* DAIKYO, INC .........................      218
    242,541        DAITO TRUST CONSTRUCTION CO LTD .....    4,012
    747,000        DAIWA HOUSE INDUSTRY CO LTD .........    5,465
    778,690        DRAGADOS Y CONSTRUCCIONES S.A. ......    5,606
    259,815      * DYCOM INDUSTRIES, INC ...............   11,951
     53,952        EIFFAGE .............................    3,062
    951,800        FLETCHER CHALLENGE LTD
                    (BUILDING DIVISION) ................    1,013
    511,389        FLUOR CORP ..........................   16,173
    254,496        FOMENTO CONSTRUCCIONES
                    Y CONTRATAS S.A ....................    4,830
    246,402        FOSTER WHEELER CORP .................    2,125
  1,650,000     e* FUJITA CORP .........................      811
    117,049        GRANITE CONSTRUCTION, INC ...........    2,868
     27,697        GROUPE GTM ..........................    2,602
    630,000        GRUPO FERROVIAL .....................    7,827
      1,000      * HASEKO CORP .........................        0
      1,000      * HAZAMA-GUMI LTD .....................        1
    245,300        HILLENBRAND INDUSTRIES, INC .........    7,681
     85,921        HOCHTIEF AG. ........................    2,599
     36,578      * HOLLANDSCHE BETON GROEP NV (H.B.G.) .      433
    382,300        HON INDUSTRIES, INC .................    8,984
    293,366        HORTON (D.R.), INC ..................    3,979
  1,370,000        IJM CORP BERHAD .....................    1,276
    726,510      e IMPREGILO S.P.A. ....................      415
    161,200      * INSITUFORM TECHNOLOGIES,
                    INC (CLASS A) ......................    4,373
    721,000      e JGC CONSTRUCTION CORP ...............    2,917
    465,000        KAJIMA CORP .........................    1,485
    282,359        KAUFMAN & BROAD HOME CORP ...........    5,594
    390,896        KIMBALL INTERNATIONAL, INC (CLASS B).    5,766
     11,000      * KOMATSU CONSTRUCTION CO LTD .........       15
     43,000     e* KUMAGAI GUMI CO LTD .................       26
    411,188      * LEAR CORP ...........................    8,224
    597,585      e LEIGHTON HOLDINGS LTD ...............    1,930
    349,234        LENNAR CORP .........................    7,072
    295,000        MAEDA ROAD CONSTRUCTION CO LTD ......    1,388
    189,225      * MASTEC, INC .........................    7,226
    184,500        MDC HOLDINGS, INC ...................    3,436
    558,300        MILLER (HERMAN), INC ................   14,446
        836        MISAWA HOMES CO LTD .................        3
    126,300      * MORRISON KNUDSEN CORP ...............      916
     17,039      * MORRISON KNUDSEN CORP WTS 03/11/03 ..       32
  3,277,089        NEWELL RUBBERMAID, INC ..............   84,385
    504,000      e NISHIMATSU CONSTRUCTION CO LTD ......    1,991
     65,593      * NVR, INC ............................    3,739
    760,000      e OBAYASHI CORP .......................    3,369
    570,000        OKUMURA CORP ........................    2,069
    307,000        PENTA OCEAN CONSTRUCTION CO LTD .....      467
    200,661        PULTE CORP ..........................    4,339
     84,800        RYLAND GROUP, INC ...................    1,876
    330,000        SHIMIZU CORP ........................      945
     21,700        SHO-BOND CORP .......................      324
    102,834        SKANSKA AB SERIES B FREE ............    3,664
     16,560      * SOCIEDADE DE CONSTRUCOES
                    SOARES DA COS ......................       49
 25,996,000        SOUTH CHINA INDUSTRIES LTD ..........    1,601
    156,351        STANDARD-PACIFIC CORP ...............    1,564
    213,806        STEELCASE, INC ......................    3,635
  3,085,000      e SUMITOMO REALTY & DEVELOPMENT CO LTD.   13,908
     22,000      * SUZUNUI INDUSTRY CO LTD .............       23
  2,424,000        TAISEI CORP .........................    3,895
    808,107      * TAYLOR WOODROW PLC ..................    1,853
    552,000        TOA CORP ............................      694
    202,000        TODA CONSTRUCTION CO ................      964
    128,866      * TOLL BROTHERS, INC ..................    2,642
     50,000        TOMOE ENGINEERING CO LTD ............      378
    165,000        TOYO EXTERIOR CORP ..................    1,265
    254,267        TRANSURBAN GROUP ....................      574

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 17

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                 VALUE (000)
  -----                                                  ---------

  CONSTRUCTION--(CONTINUED)
    635,279        U.S. INDUSTRIES, INC ................ $  7,703
    992,000        UNITED INDUSTRIAL CORP ..............      468
     13,349        VA TECHNOLOGIE AG. (BR) .............      706
     11,594        VIRCO MANUFACTURING CORP ............      171
    153,400        WALTER INDUSTRIES, INC ..............    1,755
     93,125      * WEBB (DEL) CORP .....................    1,426
    211,457        WIMPEY (GEORGE) LTD .................      368
  1,945,400        YTL CORP BERHAD .....................    2,585
                                                         --------
                                                          358,460
                                                         --------
  REAL ESTATE--0.17%
    247,710        AMP DIVERSIFIED PROPERTY TRUST ......      347
    402,500        ARDEN REALTY GROUP, INC .............    9,459
     69,200      * AVATAR HOLDINGS, INC ................    1,592
  1,331,568        BRITISH LAND PLC ....................    8,164
    190,600        BROOKFIELD PROPERTIES CORP ..........    2,528
    115,125      * CASTLE & COOKE, INC .................    2,223
    531,250      * CATELLUS DEVELOPMENT CORP ...........    7,969
    124,900      * CB RICHARD ELLIS SERVICES GROUP, INC     1,140
        946        CHEUNG KONG HOLDINGS LTD ............       10
        864      * CHINESE ESTATES LTD .................        0
    615,551      * CHINESE ESTATES HOLDINGS WTS 11/24/00        7
  3,774,326        CITY DEVELOPMENT LTD ................   14,626
    250,000      * CORPORACION GEO S.A. SERIES B .......      409
    474,000      e DAIWA KOSHO LEASE CO LTD ............    1,559
  1,045,000        DBS LAND LTD ........................    1,354
        909      * EVERGO CHINA HOLDINGS LTD ...........        0
      1,400      * EXCEL LEGACY CORP ...................        4
    272,400      * FAIRFIELD COMMUNITIES, INC ..........    2,145
  1,144,000        FIRST CAPITAL CORP LTD ..............    1,092
     65,400        FOREST CITY ENTERPRISES, INC
                    (CLASS A) ..........................    2,183
    952,813      * GANDEL RETAIL TRUST .................      618
  1,668,790        GENERAL PROPERTY TRUST ..............    2,695
    115,699      * GREAT PORTLAND ESTATES PLC ..........      410
      1,900      * GRUBB & ELLIS CO ....................       11
     70,836        HAMMERSON PLC .......................      476
  1,896,500        HANG LUNG DEVELOPMENT CO LTD ........    1,472
  1,989,000        HENDERSON LAND DEVELOPMENT CO LTD ...    8,752
        240        HONG KONG LAND HOLDINGS LTD .........        0
    375,449        HOPEWELL HOLDINGS LTD ...............      157
  1,994,384      * HYSAN DEVELOPMENT CO LTD ............    2,098
    128,944      * INSIGNIA FINANCIAL GROUP, INC .......    1,289
    172,500      * JONES LANG LA SALLE .................    2,307
    359,560        LNR PROPERTY CORP ...................    7,011
    451,704      * MEPC PLC ............................    3,720
    193,749        METROVACESA S.A. ....................    3,269
    476,319        MIRVAC GROUP ........................      969
  2,418,000        MITSUBISHI ESTATE CO LTD ............   28,521
  2,188,000        MITSUI FUDOSAN CO LTD ...............   23,781
  3,205,936        NEW WORLD DEVELOPMENT CO LTD ........    3,578
  1,146,000        PARKWAY HOLDINGS LTD ................    2,930
    192,400      * PINNACLE HOLDINGS, INC ..............   10,390
      1,000        PRESTIGE PROPERTY HOLDINGS LTD ......        0
    173,700      * SECURITY CAPITAL GROUP, INC
                    (CLASS B) ..........................    2,953
     10,378        SIMCO (REGD) ........................      761
  4,399,429        SINO LAND CO LTD ....................    1,552
  1,456,873        SLOUGH ESTATES PLC ..................    8,083
    463,400        STEWART ENTERPRISES, INC (CLASS A) ..    1,636
    171,646        STOCKLAND TRUST GROUP (UNITS) .......      363
    232,000        STRAITS TRADING CO ..................      260
  3,879,969        SUN HUNG KAI PROPERTIES LTD .........   27,873
    573,000      e TOKYO TATEMONO CO LTD ...............    1,224
    152,480      * TRAMMELL CROW CO ....................    1,639
    142,900        TRIZEC HAHN CORP ....................    2,556
        400      * U-CYBER TECHNOLOGY HOLDINGS LTD .....        0
     29,800        UNIBAIL S.A. ........................    4,142
    339,000        UNITED OVERSEAS LAND LTD ............      302
    211,442      * URBIS S.A. ..........................      973
    503,596      e VALLEHERMOSO S.A. ...................    3,017
    343,807        WCM BETEILIGUNGS & GRUNDBESITZ AG. ..    8,009
                                                        ---------
                                                          226,608
                                                        ---------
                   TOTAL CONSTRUCTION AND REAL ESTATE   2,647,475
                                                        ---------
CONSUMER DURABLE--9.30%
  HOME APPLIANCES AND FURNISHINGS--8.72%
    131,800      * ACTEL CORP ..........................    6,013
     64,800      * ADVANCED ENERGY INDUSTRIES, INC .....    3,819
  1,112,150      * ADVANCED MICRO DEVICES, INC .........   85,914
    164,129      e ADVANTEST CORP ......................   36,687
    108,900      * AEROFLEX, INC .......................    5,411
     30,000        AIWA CO LTD .........................      481
    128,100        AIXTRON AG. .........................   17,683
    118,400      * ALLIANCE SEMICONDUCTOR CORP .........    2,908
    195,100      * ALPHA INDUSTRIES, INC ...............    8,597
  1,970,000      e ALPS ELECTRIC CO LTD ................   36,680
     51,500      * ALTEON WEBSYSTEMS, INC ..............    5,153
  4,631,727      * ALTERA CORP .........................  472,147
    872,382      * AMERICAN POWER CONVERSION CORP ......   35,604
     95,900      * AMERICAN SUPERCONDUCTOR CORP ........    4,627
    102,700      * AMERICAN XTAL TECHNOLOGY, INC .......    4,442
    549,800      * AMKOR TECHNOLOGY, INC ...............   19,415
    206,690      * AMPHENOL CORP (CLASS A) .............   13,680
    189,210      * ANADIGICS, INC ......................    6,445
  2,357,340      * ANALOG DEVICES, INC .................  179,158
    143,692      * APPLICA, INC ........................    1,626
      2,369     b* APPLIED MAGNETICS CORP ..............        0
  1,809,633      * APPLIED MICRO CIRCUITS CORP .........  178,701
    218,481      * ARTESYN TECHNOLOGIES, INC ...........    6,077
    486,900      * ASM INTERNATIONAL NV ................   12,835
  2,216,303      * ASM LITHOGRAPHY HOLDINGS NV .........   95,647
  1,926,000        ASM PACIFIC TECHNOLOGY LTD ..........    7,214
  1,260,830      * ATMEL CORP ..........................   46,493
     15,000     e* AVANEX CORP .........................    1,433
    394,400        AVX CORP ............................    9,047
     51,200        BANG & OLUFSEN HOLDINGS AS (CLASS B)     1,750
     11,739        BARCO NV ............................    1,322
     26,762        BASSETT FURNITURE INDUSTRIES, INC ...      338
    846,500      * BED BATH & BEYOND, INC ..............   30,686
    216,900      * BENCHMARK ELECTRONICS, INC ..........    7,930
    374,000        BMC INDUSTRIES, INC .................    1,519
        500      * BOMBAY, INC .........................        1
     23,050      * BOOKHAM TECHNOLOGY PLC ..............    1,342
    656,250      * BROADCOM CORP (CLASS A) .............  143,678
    684,385        BROTHERS INDUSTRIES LTD .............    1,960
    194,400      * BURR BROWN CORP .....................   16,852
     39,000        BUSH INDUSTRIES, INC (CLASS A) ......      624
     36,230      * CATAPULT COMMUNICATIONS CORP ........      365
    193,600      * CELESTICA, INC ......................    9,421
    575,100      * CHARTERED SEMICONDUCTOR MANUFACTURING
                    LTD ADR ............................   51,759
    943,000      * CHARTERED SEMICONDUCTOR MANUFACTURING
                    LTD (SINGAPORE) ....................    8,236
     93,200        CITIZENS ELECTRONICS CO LTD .........   10,218
  1,012,914      * CONEXANT SYSTEMS, INC ...............   49,253
    150,200      * CREE, INC ...........................   20,052
    140,984        CTS CORP ............................    6,344
    837,500      * CYPRESS SEMICONDUCTOR CORP ..........   35,384
    376,170        DALLAS SEMICONDUCTOR CORP ...........   15,329
    770,829      e ELECTROLUX AB SERIES B ..............   11,996
    250,000        ELMOS SEMICONDUCTOR AG. .............   12,701
     62,800      * EMCORE CORP .........................    7,536
      3,100      * ENERGY CONVERSION DEVICES, INC ......       79
    533,050      * EPCOS AG. ...........................   53,857
    173,121      * ESS TECHNOLOGY, INC .................    2,510
    170,675      * E-TEK DYNAMICS, INC .................   45,026

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 18

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                 VALUE (000)
  -----                                                    -------

  HOME APPLIANCES AND FURNISHINGS--(CONTINUED)
    262,600        ETHAN ALLEN INTERIORS, INC ......... $   6,302
     43,300      * EVANS & SUTHERLAND COMPUTER CORP ...       276
     84,700      * EXAR CORP ..........................     7,385
     67,700      * FAIRCHILD SEMICONDUCTOR
                    INTERNATIONAL, INC ................     2,742
    117,300      * FINISAR CORP .......................     3,072
    294,417        FISHER & PAYKEL INDUSTRIES LTD .....       929
     70,000      * FIVE STAR PRODUCTS, INC ............        19
     70,000      * FIVE STAR PRODUCTS, INC WTS 08/05/00         3
    493,022      * FLEXTRONICS INTERNATIONAL LTD ......    33,864
      1,913        FORBO HOLDINGS AG. (REGD) ..........       800
  5,761,524        FUJITSU LTD ........................   199,846
    290,798      * FURNITURE BRANDS INTERNATIONAL, INC      4,398
     19,600     e* GADZOOX NETWORKS, INC ..............       268
    184,000      * GENERAL SEMICONDUCTOR, INC .........     2,714
  8,863,632        GILLETTE CO ........................   309,673
     42,800      * GLOBESPAN, INC .....................     5,225
     98,780        HARMAN INTERNATIONAL INDUSTRIES, INC     6,026
    142,000        HAVERTY FURNITURE COS, INC .........     1,207
    110,587        HEILIG MEYERS CO ...................       131
    171,000        HELIX TECHNOLOGY CORP ..............     6,669
     42,800      * HI/FN, INC .........................     1,899
  7,333,230        HITACHI LTD ........................   106,042
    160,070      * HUTCHINSON TECHNOLOGY, INC .........     2,281
     12,400      * IBIS TECHNOLOGY, INC ...............       749
     92,900      * INNOVEX, INC .......................       906
    674,510      * INTEGRATED DEVICE TECHNOLOGY, INC ..    40,386
     39,500      * INTEGRATED SILICON SOLUTION, INC ...     1,501
 26,522,391        INTEL CORP ......................... 3,545,712
    395,400      * INTERNATIONAL RECTIFIER CORP .......    22,142
     28,800      * INTERSIL HOLDINGS CORP .............     1,557
    686,868      * JABIL CIRCUIT, INC .................    34,086
     89,882        JD GROUP LTD .......................       597
  4,984,036      * JDS UNIPHASE CORP ..................   597,461
     10,700     e* JNI CORP ...........................       338
        100      * JPM CO .............................         1
    698,006      * KEMET CORP .........................    17,494
  5,640,986        KONINKLIJKE PHILIPS ELECTRONICS NV .   267,128
    176,600      * KOPIN CORP .........................    12,230
    275,100        KYOCERA CORP .......................    46,775
    123,900      * LASERSIGHT, INC ....................       472
    333,000      * LATTICE SEMICONDUCTOR CORP .........    23,019
    331,013        LA-Z-BOY, INC ......................     4,634
  1,248,948        LEGGETT & PLATT, INC ...............    20,608
  5,353,800        LINEAR TECHNOLOGY CO ...............   342,309
    306,800      * LINENS 'N THINGS, INC ..............     8,322
  3,084,800      * LSI LOGIC CORP .....................   166,965
    508,000        MALAYSIAN PACIFIC INDUSTRIES BERHAD      5,214
  4,243,576        MATSUSHITA ELECTRIC INDUSTRIAL
                    CO LTD ............................   110,295
     60,335        MATSUSHITA ELECTRIC INDUSTRIAL
                    CO LTD ADR ........................    15,506
  3,091,634      * MAXIM INTEGRATED PRODUCTS, INC .....   210,038
     47,900      * MAXWELL TECHNOLOGIES, INC ..........       647
    530,303        MAYTAG CO ..........................    19,555
    272,500      * MEMC ELECTRONIC MATERIALS, INC .....     4,905
    198,950        METHODE ELECTRONICS, INC (CLASS A) .     7,684
    357,160      * MICREL, INC ........................    15,514
    572,512      * MICROCHIP TECHNOLOGY, INC ..........    33,358
  2,812,398      * MICRON TECHNOLOGY, INC .............   247,667
      9,400      * MICRONAS SEMICONDUCTOR
                    HOLDING AG (REGD) .................     5,260
     12,200      * MICROSEMI CORP .....................       414
    174,418      * MIPS TECHNOLOGIES, INC (CLASS B) ...     6,715
    199,920      * MMC NETWORKS, INC ..................    10,683
    474,133        MOLEX, INC .........................    22,818
    209,065        MOLEX, INC (CLASS A) ...............     7,317
     23,000      * MP3.COM, INC .......................       312
    283,760     e* MRV COMMUNICATIONS, INC ............    19,083
    419,975        MURATA MANUFACTURING CO LTD ........    60,413
     50,100        NATIONAL PRESTO INDUSTRIES, INC ....     1,541
  1,387,799      * NATIONAL SEMICONDUCTOR CORP ........    78,758
    875,000        NATSTEEL ELECTRONICS LTD ...........     2,682
    234,560      * NEOMAGIC CORP ......................       711
        900      e NIHON DEMPA KOGYO CO LTD ...........        47
  2,396,296      * NIPPON ELECTRIC CORP ...............    75,418
    136,000        NITTO DENKO CORP ...................     5,257
    326,400      * NVIDIA CORP ........................    20,747
     63,805      * OAK TECHNOLOGY, INC ................     1,376
        500      * OIS OPTICAL IMAGING SYSTEMS, INC ...         0
     11,700      * PARADYNE NETWORKS, INC .............       381
     60,100        PARK ELECTROCHEMICAL CORP ..........     2,167
     47,200     e* PARKERVISION, INC ..................     2,381
     16,801        PHOENIX MECANO AG. .................     9,609
    144,125      * PHOTRONICS, INC ....................     4,090
    616,979        PIER 1 IMPORTS, INC ................     6,016
    206,729        PIONEER CORP .......................     8,069
    112,600      * PLEXUS CORP ........................    12,724
     80,900      * PLX TECHNOLOGY, INC ................     3,357
    826,636      * PMC-SIERRA, INC ....................   146,883
    117,700      * POWER INTEGRATIONS, INC ............     2,773
    139,250      * POWER-ONE, INC .....................    15,866
  1,151,343        PROFURN LTD ........................       679
    480,928      * QLOGIC CORP ........................    31,771
      2,900      * QUANTUM EFFECT DEVICES, INC ........       165
    331,200      * RAMBUS, INC ........................    34,114
    882,150     e* READ RITE CORP .....................     1,957
    136,100      * REMEC, INC .........................     5,699
     38,800     e* RESTORATION HARDWARE, INC ..........       213
    360,380      * RF MICRO DEVICES, INC ..............    31,578
    427,976        ROHM CO ............................   125,393
      1,400      * ROYAL APPLIANCE MANUFACTURING
                    CO, INC ...........................         8
    323,940      * S3, INC ............................     4,778
     58,800     e* SALTON, INC ........................     2,168
  1,200,000        SAMSUNG CORP .......................    10,342
  1,132,248      * SANMINA CORP .......................    96,807
  1,841,000        SANYO ELECTRIC CO LTD ..............    16,599
    236,575      * SAWTEK, INC ........................    13,618
    700,622      * SCG HOLDING CORP ...................    15,326
    807,850      * SCI SYSTEMS, INC ...................    31,658
    447,174      * SDL, INC ...........................   127,528
     89,700      * SELECT COMFORT CORP ................       286
    239,146      * SEMTECH CORP .......................    18,291
     22,512        SEZ HOLDING AG. (REGD) .............    20,669
  1,203,000      e SHARP CORP .........................    21,319
     31,200        SHIMACHU CO LTD ....................       663
     29,500      * SILICON IMAGE, INC .................     1,471
      6,900      * SILICON LABRATORIES, INC ...........       367
     35,300      * SILICON STORAGE TECHNOLOGY, INC ....     3,117
     35,400      * SILICONIX, INC .....................     2,390
    397,657      * SILICONWARE PRECISION INDUSTRIES GDR     4,404
     50,100      * SIMPSON MANUFACTURING CO, INC ......     2,395
    138,400      * SIPEX CORP .........................     3,832
    370,300        SNAP-ON, INC .......................     9,859
  6,004,039      * SOLECTRON CORP .....................   251,419
  1,384,611        SONY CORP ..........................   129,555
  2,060,598        ST MICROELECTRONICS NV .............   130,369
    418,291        STANLEY WORKS CO ...................     9,934
    592,557     e* SUNBEAM CORP .......................     2,037
     13,400      * SUPERTEX, INC ......................       673
    187,060        TAIYO YUDEN CO LTD .................    11,739
     91,138        TECHNITROL, INC ....................     8,829
      5,800      * TELAXIS COMMUNICATIONS CORP ........       181
     27,100      * TELCOM SEMICONDUCTOR, INC ..........     1,086
 10,393,194        TEXAS INSTRUMENTS, INC .............   713,883

SEE NOTES TO FINANCIAL STATEMENTS

                                               2000 CREF Semi-Annual Report o 19

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                 VALUE (000)
  -----                                                    -------
  HOME APPLIANCES AND FURNISHINGS--(CONTINUED)
    406,000     e* THOMSON MULTIMEDIA ................ $   26,387
     29,600      * THREE-FIVE SYSTEMS, INC ...........      1,746
    158,400      * TITAN CORP ........................      7,088
    253,750      e TOKYO ELECTRON CO LTD .............     34,823
  9,573,000        TOSHIBA CORP ......................    108,301
    205,722      e TOWA CORP .........................      9,080
    258,900      * TRANSWITCH CORP ...................     19,984
    199,294      * TRIQUINT SEMICONDUCTOR, INC .......     19,070
    501,000        UNISEM (M) BERHAD .................      3,560
     17,600      * UNIVERSAL ELECTRONICS, INC ........        432
    196,528      * VARIAN SEMICONDUCTOR EQUIPMENT
                    ASSOCIATES, INC ..................     12,344
    558,000        VARITRONIX INTERNATIONAL LTD ......        970
  2,885,000        VENTURE MANUFACTURING LTD (SINGAPORE)   29,367
     43,700      * VIRATA CORP .........................    2,606
    865,987      * VISHAY INTERTECHNOLOGY, INC .........   32,853
    927,360      * VITESSE SEMICONDUCTOR CORP ..........   68,219
    529,942        WHIRLPOOL CORP ......................   24,709
    305,350      * WILLIAMS-SONOMA, INC ................    9,905
    260,800        WOODHEAD INDUSTRIES, INC ............    4,760
  4,423,264      * XILINX, INC .........................  365,196
    300,984        YAMAHA CORP .........................    3,297
    472,622     e* ZENITH ELECTRONICS CORP .............        0
    134,988      * ZOMAX, INC ..........................    1,772
                                                      -----------
                                                       11,599,057
                                                      -----------
  TEXTILE APPAREL AND ACCESSORIES--0.58%
    533,308      * ABERCROMBIE & FITCH CO (CLASS A) .....   6,500
     75,677        ADIDAS SALOMON AG. ...................   4,193
    210,070      * ALBANY INTERNATIONAL CORP
                    (CLASS A) (NEW) .....................   3,046
    176,550      * AMERICAN EAGLE OUTFITTERS, INC .......   2,472
     26,970      * ANN TAYLOR STORES CORP ...............     893
    182,200        AOYAMA TRADING CO LTD ................   2,635
     18,900     e* BEBE STORES, INC .....................     158
  1,598,407      e BENETTON GROUP S.P.A. ................   3,356
    176,130        BROWN SHOE CO, INC ...................   2,290
     49,450      * BUCKLE, INC ..........................     581
  1,190,542        BULGARI S.P.A. .......................  15,978
    102,424        BURLINGTON COAT FACTORY WAREHOUSE CORP   1,107
    113,275      * BURLINGTON INDUSTRIES, INC ...........     191
     97,000        CASIO COMPUTER CO LTD ................   1,091
    173,900        CATO CORP (CLASS A) ..................   2,022
      7,395        CHARGEURS S.A. .......................     425
    422,300      * CHARMING SHOPPES, INC ................   2,151
     81,600     e* CHICO'S FAS, INC .....................   1,632
    109,100     e* CHILDREN'S PLACE RETAIL STORES, INC ..   2,237
    309,000        CITIZEN WATCH CO LTD .................   2,991
    147,600        CLAIRE'S STORES, INC .................   2,841
    108,618        CLAIRE'S STORES, INC (CLASS A) .......   2,091
    250,395        COATS VIYELLA PLC ....................     207
    261,249      * COLLINS & AIKMAN CORP ................   1,355
     55,300      * COLUMBIA SPORTSWEAR CO ...............   1,486
    163,910      * DAN RIVER, INC (CLASS A) .............     779
     52,300      * DAVIDS BRIDAL, INC ...................     605
    137,400        DEB SHOPS, INC .......................   1,718
    113,400      * DONNA KARAN INTERNATIONAL, INC .......     723
     66,809        DOUGLAS HOLDINGS AG. .................   1,985
    102,700      * DRESS BARN, INC ......................   2,272
      4,184     b* EDISON BROTHERS STORES WTS 09/26/05 ..       0
         17        ESCADA AG. ...........................       2
  2,065,000        ESPRIT HOLDINGS LTD ..................   2,146
     12,396        FAB INDUSTRIES, INC ..................     132
     13,000        FAST RETAILING CO LTD ................   5,455
    114,500      * FINISH LINE, INC (CLASS A) ...........     937
    136,369      * FOOTSTAR, INC ........................   4,534
     97,475      * FOSSIL, INC ..........................   1,895
  3,926,482        GAP, INC ............................. 122,703
    349,100      * GENESCO, INC .........................   5,607
     30,600     e* GLOBAL SPORTS, INC ...................     197
    109,700      * GOODY'S FAMILY CLOTHING, INC .........     603
    235,600      e GUCCI GROUP NV .......................  22,257
     29,200      * GUESS ?, INC .........................     409
    100,735        GUILFORD MILLS, INC ..................     428
    782,000        GUNZE LTD ............................   3,045
    130,600      * GYMBOREE CORP ........................     392
  1,197,368        HENNES & MAURITZ AB SERIES B .........  25,119
     15,800      * HOT TOP, INC .........................     506
    274,500        INTERFACE, INC (CLASS A) .............   1,047
    406,434        INTIMATE BRANDS, INC (CLASS A) .......   8,027
    561,955      * JONES APPAREL GROUP, INC .............  13,206
     47,450   b,e* JUST FOR FEET, INC ...................       0
    103,000        JUSTIN INDUSTRIES, INC ...............   2,253
    464,215      * KANEBO LTD ...........................   1,439
    171,790        KELLWOOD CO ..........................   3,629
     32,850      * KENNETH COLE PRODUCTIONS, INC ........   1,314
     12,900        K-SWISS, INC (CLASS A) ...............     206
  2,269,000      e KURARAY CO LTD .......................  26,077
      3,900        LENZING AG. ..........................     232
  8,566,084        LIMITED, INC ......................... 185,242
    403,600        LIZ CLAIBORNE, INC ...................  14,227
      9,400      * MADDEN STEVEN, LTD ...................      62
     75,800        MARZOTTO & FIGLI S.P.A. ..............     621
    160,050      * MENS WEARHOUSE, INC .................    3,571
    568,000        MITSUBISHI RAYON CO LTD .............    1,734
    304,731      * MOHAWK INDUSTRIES, INC ..............    6,628
     57,700        MOVADO GROUP, INC ...................      692
    212,300      * NAUTICA ENTERPRISES, INC ............    2,269
    409,750        NIKE, INC (CLASS B) .................   16,313
    730,000        NISSHINBO INDUSTRY, INC .............    3,864
  1,000,000        NITTO BOSEKI CO LTD .................    1,748
    896,936        NORDSTROM, INC ......................   21,639
     63,400      * OAKLEY, INC .........................      729
     79,900        ONEIDA LTD ..........................    1,418
    173,000        ONWARD KASHIYMA CO LTD ..............    2,355
    109,100        OSHKOSH B'GOSH, INC (CLASS A) .......    1,787
     95,500        OXFORD INDUSTRIES, INC ..............    1,719
  1,033,298        PACIFIC DUNLOP LTD ..................      924
    174,575      * PACIFIC SUNWEAR CALIFORNIA, INC .....    3,273
    101,227      * PAYLESS SHOESOURCE, INC .............    5,188
    183,600        PETRIE STORES CORP (LIQUIDATING
                    TRUST) .............................      224
    243,233        PHILLIPS VAN HEUSEN CORP ............    2,311
     15,823      e PILLOWTEX CORP ......................       67
    343,200      * POLO RALPH LAUREN CORP ..............    4,891
    159,400        POLYMER GROUP, INC ..................    1,474
    136,400      * QUIKSILVER, INC .....................    2,123
    275,810      * REEBOK INTERNATIONAL LTD ............    4,396
    463,100     e* RENOWN, INC .........................      678
    730,460        ROSS STORES, INC ....................   12,463
    174,400        RUSSELL CORP ........................    3,488
    135,708      * SAMSONITE CORP ......................      611
    620,580        SHAW INDUSTRIES, INC ................    7,757
     58,400        SHIMAMAURA CO LTD ...................    6,839
     11,200      * SHOE CARNIVAL, INC ..................       70
     66,373        SPRINGS INDUSTRIES, INC .............    2,124
    174,900      * STEIN MART, INC .....................    1,793
    289,400        STRIDE RITE CORP ....................    1,773
     59,700        TALBOTS, INC ........................    3,280
      4,100      * TARRANT APPAREL GROUP ...............       37
      6,446        THE SWATCH GROUP AG. (BR) ...........    8,222
     60,427        THE SWATCH GROUP AG. (REGD) .........   15,812
     63,460      * TIMBERLAND CO .......................    4,494
  2,202,866        TJX COS, INC ........................   41,304
    199,000        TOKYO STYLE CO LTD ..................    1,881
    592,092      * TOO, INC ............................   15,061

SEE NOTES TO FINANCIAL STATEMENTS

20 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                 VALUE (000)
  -----                                                    -------
  TEXTILE APPAREL AND ACCESSORIES--(CONTINUED)
     72,000        TOYOBO CO LTD ........................  $  142
      2,200      * TROPICAL SPORTSWEAR INTERNATIONAL CORP      39
    249,125      * UNIFI, INC ...........................   3,083
      9,000      * UNITED RETAIL GROUP, INC .............      77
     57,300      * URBAN OUTFITTERS, INC ................     505
    527,069        V.F. CORP ............................  12,551
    316,055      * WACOAL CORP ..........................   3,226
    345,799        WARNACO GROUP, INC (CLASS A) .........   2,680
    254,800        WESTPOINT STEVENS, INC ...............   2,835
     67,900      * WET SEAL, INC (CLASS A) ..............     891
    836,000        WING TAI HOLDINGS LTD ................     595
    159,487        WOLVERINE WORLD WIDE, INC ............   1,575
     56,800      * WORLD CO LTD .........................   2,469
                                                      -----------
                                                          775,652
                                                      -----------
                   TOTAL CONSUMER DURABLE ............ 12,374,709
                                                      -----------
ENERGY--5.19%
  OIL, GAS AND OTHER ENERGY SERVICES--5.19%
    322,500        ALBERTA ENERGY LTD ..................   13,016
    587,686        AMERADA HESS CORP ...................   36,290
  1,293,928      e ANADARKO PETROLEUM CORP .............   63,807
    368,544      * ANDERSON EXPLORATION LTD ............    6,691
  2,765,088        APACHE CORP .........................  162,622
     10,400      * ARABIAN OIL CO LTD ..................       35
    405,787        ASHLAND, INC ........................   14,228
     81,600      * ATWOOD OCEANICS, INC ................    3,621
    153,860      * BARNETT RESOURCES CORP ..............    4,683
     94,300      * BASIN EXPLORATION, INC ..............    1,686
    118,664      * BELCO OIL & GAS CORP ................    1,009
     91,224        BERRY PETROLEUM CO (CLASS A) ........    1,551
    585,210      * BJ SERVICES CO ......................   36,576
 48,628,477        BP AMOCO PLC ........................  466,742
  1,031,881        BP AMOCO PLC (SPONS ADR) ............   58,366
  3,975,715        BROKEN HILL PROPRIETARY CO LTD ......   47,144
    182,000      * BROWN (TOM), INC ....................    4,197
  5,449,472        BURLINGTON RESOURCES, INC ...........  208,442
     44,066      * BURMAH CASTROL PLC ..................    1,111
    147,600        CABOT OIL & GAS CORP (CLASS A) ......    3,127
     71,700      * CABRE EXPLORATION LTD ...............      779
     46,000      * CAL DIVE INTERNATIONAL, INC .........    2,493
    203,925      * CANADIAN HUNTER EXPLORATION, INC ....    4,328
    330,994      * CANADIAN NATURAL RESOURCES LTD ......    9,606
    392,428        CANADIAN OCCIDENTAL PETROLEUM LTD ...   10,634
    390,800      * CHESAPEAKE ENERGY CORP ..............    3,029
  4,581,482        CHEVRON CORP ........................  388,567
     73,225        COFLEXIP S.A. .......................    8,915
      1,947     b* COHO ENERGY, INC ....................       16
     28,100      * COMSTOCK RESOURCES, INC .............      225
  4,754,752        CONOCO, INC (CLASS B) ...............  116,789
    707,700        CONSOL ENERGY, INC ..................   10,704
     13,080      * CONTOUR ENERGY CO ...................       27
  1,625,000        COSMO OIL CO LTD ....................    2,995
    180,000      * CRESTAR ENERGY, INC .................    2,739
    317,750        CROSS TIMBERS OIL CO ................    7,030
    272,899        DEVON ENERGY CORP (NEW) .............   15,334
    269,400        DIAMOND OFFSHORE DRILLING, INC ......    9,463
         40     b* EAGLE GEOPHYSICAL, INC ..............        0
    278,161      * EEX CORP ............................    1,617
    284,860        ENBRIDGE, INC .......................    5,969
    159,076        ENBRIDGE, INC (U.S.) ................    3,231
  4,367,766        ENRON CORP ..........................  281,721
  1,121,385        ENSCO INTERNATIONAL, INC ............   40,160
  6,972,111      e ENTE NAZIONALE IDROCARBURI S.P.A. ...   40,435
    520,300        EOG RESOURCES, INC ..................   17,430
    304,280      * EQUITY OIL CO .......................      865
     78,400      * EVERGREEN RESOURCES, INC ............    2,323
 31,757,100        EXXON MOBIL CORP ....................2,492,932
  1,101,123        FLETCHER CHALLENGE LTD
                    (ENERGY DIVISION) ..................    3,603
    226,200      * FORCENERGY GAS EXPLORATION, INC .....      145
    213,234      * FOREST OIL CORP .....................    3,398
  1,200,000        FORTUM OYJ ..........................    4,716
    216,815      * FRIEDE GOLDMAN HALTER, INC ..........    1,938
      9,300      * FRONTIER OIL CORP ...................       74
    212,338      * GETTY PETROLEUM MARKETING, INC ......      902
    410,300      * GLOBAL INDUSTRIES LTD ...............    7,744
  1,036,540      * GLOBAL MARINE, INC ..................   29,217
  1,341,699      * GREY WOLF, INC ......................    6,708
    616,900      * GULF CANADA RESOURCES LTD ...........    2,873
  2,657,042        HALLIBURTON CO ......................  125,379
    356,200      * HANOVER COMPRESSOR CO ...............   13,536
    225,696     e* HARKEN ENERGY CORP ..................      141
    297,649        HELMERICH & PAYNE, INC ..............   11,125
     53,937      * HOUSTON EXPLORATION CO ..............    1,355
    106,261      * HS RESOURCES, INC ...................    3,188
    194,300        IHC CALAND NV .......................    9,499
  1,030,864        IMPERIAL OIL LTD ....................   25,151
     32,000      * JAPAN ENERGY CORP ...................       34
    525,743        KERR-MCGEE CORP .....................   30,986
    519,619      * KEY ENERGY SERVICES, INC ............    5,001
  1,384,961        LONDON & SCOTTISH MARINE OIL PLC ....    2,946
    122,792      * LOUIS DREYFUS NATURAL GAS CORP ......    3,845
    444,200      * MARINE DRILLING CO, INC .............   12,438
     78,029      * MCMORAN EXPLORATION CO ..............    1,287
     97,300      * MERIDIAN RESOURCE CORP ..............      553
    208,311        MITCHELL ENERGY & DEVELOPMENT CORP
                    (CLASS A) ..........................    6,692
    309,580        MURPHY OIL CORP .....................   18,401
    579,373      * NABORS INDUSTRIES, INC ..............   24,080
    204,800      * NEW HORIZONS WORLDWIDE, INC .........    4,758
    214,800      * NEWFIELD EXPLORATION CO .............    8,404
  2,463,925        NIPPON MITSUBISHI OIL CO ............   11,318
    555,500        NOBLE AFFILIATES, INC ...............   20,692
  1,008,425      * NOBLE DRILLING CORP .................   41,535
    236,182        NORSK HYDRO AS ......................    9,947
    658,545        NOVA CHEMICALS CORP .................   14,159
  2,632,258      * NOVUS PETROLEUM LTD .................    2,783
    112,800      * NUEVO ENERGY CO .....................    2,129
  2,468,647        OCCIDENTAL PETROLEUM CORP ...........   51,996
  1,117,162      * OCEAN ENERGY, INC (NEW) .............   15,850
    158,900      * OCEANEERING INTERNATIONAL, INC ......    3,019
     24,030        OMV AKTIENGESELLS AG. ...............    2,096
    766,386      * PARKER DRILLING CO ..................    4,742
     14,600        PATINA OIL & GAS CORP ...............      303
    205,100      * PATTERSON ENERGY, INC ...............    5,845
     28,000        PENN VIRGINIA CORP ..................      690
    482,451        PENNZOIL-QUAKER STATE CO ............    5,820
    291,580      * PETROBRAS S.A. ......................    8,563
     12,700        PETRO-CANADA (NON-RESIDENT) .........      237
    967,100        PETRO-CANADA (VARIABLE- VOTE) .......   18,047
     82,399      * PETROLEUM GEO-SERVICES AS ...........    1,412
  1,452,917        PHILLIPS PETROLEUM CO ...............   73,645
    745,200      * PIONEER NATURAL RESOURCES CO ........    9,501
     81,871      * PLAINS RESOURCES, INC ...............    1,310
    191,100        POGO PRODUCING CO ...................    4,228
     25,800      * PRECISION DRILLING CORP .............      996
    296,200      * PRIDE INTERNATIONAL, INC ............    7,331
      9,900      * PRIMA ENERGY CORP ...................      530
  1,164,180      * R & B FALCON CORP ...................   27,431
        500      * RANGE RESOURCES CORP ................        2
    498,000      * RANGER OIL LTD ......................    2,655
    172,050      * RENAISSANCE ENERGY LTD ..............    1,666
  2,162,388        REPSOL S.A. .........................   43,219
    672,768      * ROWAN COS, INC ......................   20,435

SEE NOTES TO FINANCIAL STATEMENTS

                                                      2000 CREF Semi-Annual o 21

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                 VALUE (000)
  -----                                                    -------
  OIL, GAS AND OTHER ENERGY SERVICES--(CONTINUED)
  7,247,956        ROYAL DUTCH PETROLEUM CO .......... $  452,308
    250,000        ROYAL DUTCH PETROLEUM CO
                    (NY REGD) ADR ....................     15,391
    593,044        RPC, INC ..........................      6,264
     25,000        SANTA FE INTERNATIONAL CORP .......        873
  1,084,860      * SANTA FE SNYDER CORP ..............     12,340
  1,338,661        SANTOS LTD ........................      4,091
    474,984        SASOL LTD .........................      3,188
    721,600        SCHLUMBERGER LTD ..................     53,849
    148,700      * SEITEL, INC .......................      1,208
         50      * SERVAL GROWTH FUND TRUST (UNITS) ..          0
    544,000        SHOWA SHELL SEKIYU K.K. ...........      2,694
     32,772        SMEDVIG AS SERIES A ...............        594
     98,700        ST. MARY LAND & EXPLORATION CO ....      4,152
     90,500      * STONE ENERGY CORP .................      5,407
    504,200        SUNCOR ENERGY, INC ................     11,638
    607,942        SUNOCO, INC .......................     17,896
     23,800      * SUPERIOR ENERGY SERVICES, INC .....        247
      5,600      * SWIFT ENERGY CO ...................        159
    117,176      * SYNTROLEUM CORP ...................      2,007
     14,784        TECHNIP S.A. ......................      1,796
    385,176      * TEIKOKU OIL CO LTD ................      1,252
    199,981      * TESORO PETROLEUM CORP .............      2,025
  3,538,296        TEXACO, INC .......................    188,414
  1,014,025        TOSCO CORP ........................     28,710
  2,764,508        TOTAL FINA ELF S.A. ...............    425,599
    163,377        TOTAL FINA S.A. (STRIP VVPR) ......          2
    153,677        TOTAL FINA S.A. SERIES B ..........     23,998
      2,025      * TOTAL FINA WTS 08/05/03 ...........         69
    154,854      * TRANSMONTAIGNE, INC ...............        948
    139,701        TRANSOCEAN SEDCO FOREX, INC .......      7,465
         32      * TRANSTEXAS GAS CORP (CLASS A) .....          0
         35      * TRITON ENERGY LTD .................          1
    360,363      * TULLOW OIL PLC ....................        276
    645,999        ULTRAMAR DIAMOND SHAMROCK CORP ....     16,029
  1,282,001        UNION PACIFIC RESOURCES GROUP, INC      28,204
  1,689,116        UNOCAL CORP .......................     55,952
  2,167,689        USX-MARATHON GROUP, INC ...........     54,328
     86,300      * UTI ENERGY CORP ...................      3,463
    317,400        VALERO ENERGY CORP ................     10,077
    388,356      * VARCO INTERNATIONAL, INC (NEW) ....      9,029
     98,500        VASTAR RESOURCES, INC .............      8,089
    161,500      * VERITAS DGC, INC ..................      4,199
    279,700        VINTAGE PETROLEUM, INC ............      6,311
    178,400        WD-40 CO ..........................      3,702
    704,550      * WEATHERFORD INTERNATIONAL, INC ....     28,050
    593,200        WOODSIDE PETROLEUM LTD ............      4,630
                                                       ----------
                   TOTAL ENERGY ......................  6,906,473
                                                       ----------
FINANCE--14.88%
  BANKS, SAVINGS AND LOANS--7.46%
  7,481,244        ABBEY NATIONAL PLC .................    89,474
  2,975,649        ABN-AMRO HOLDINGS NV ...............    73,194
    495,316        ABSA GROUP LTD .....................     1,878
     13,500        ALABAMA NATIONAL BANCORP ...........       267
     13,900        ALLIANCE BANCORP ...................       228
    429,900        ALLIED IRISH BANK ..................     3,847
  4,130,941        ALLIED IRISH BANK PLC ..............    37,104
    177,200        AMCORE FINANCIAL, INC ..............     3,245
    525,000        AMMB HOLDINGS BERHAD ...............     1,755
  2,532,404        AMSOUTH BANCORP ....................    39,885
    604,500        ANCHOR BANCORP WISCONSIN, INC ......     9,256
      6,300        ANDOVER BANCORP, INC ...............       182
    347,000      * ARAB MALAYSIAN FINANCE BERHAD ......       367
     20,400        AREA BANCSHARES CORP ...............       455
  5,732,486        ASAHI BANK LTD .....................    24,164

  SHARES                                                 VALUE (000)
  -----                                                    -------
    826,000      * ASHIKAGA BANK LTD ................... $  1,717
    677,739        ASSOCIATED BANC-CORP ................   14,783
  1,320,655        ASTORIA FINANCIAL CORP ..............   34,007
  1,146,908        AUSTRALIAN & NEW ZEALAND BANKING
                    GROUP LTD ..........................    8,821
    485,403      e BANCA COMMERCIALE ITALIANA S.P.A. ...    2,727
  8,365,965      e BANCA DI ROMA .......................   10,313
  2,200,154      e BANCA INTESA RISP S.P.A. ............    5,230
 25,164,066      e BANCA INTESA S.P.A. .................  113,133
    507,403      * BANCA INTESA S.P.A. PUT WTS 11/15/02       666
    100,000      * BANCA NAZIONALE DEL LAVORO ..........      354
    580,174        BANCA POPOLARE DI MILANO ............    4,199
        114        BANCFIRST CORP ......................        4
     11,100        BANCFIRST OHIO CORP .................      182
     64,880      * BANCO ABROS VENETO RISP WTS 05/31/02        27
    843,540      * BANCO AMBROSIANO VENETO WTS 05/31/02       795
  2,174,220        BANCO COMERCIAL PORTUGUES S.A. (REGD)   11,359
    325,886        BANCO ESPIRITO SANTO S.A. ...........    8,029
     79,961        BANCO FRANCES S.A. ..................      588
  8,161,615        BANCO SANTANDER CENTRAL HISPANO S.A.    86,452
    359,251        BANCORPSOUTH, INC ...................    5,052
    517,144        BANCWEST CORP .......................    8,501
    196,581        BANK AUSTRIA AG. ....................    9,614
 16,046,314        BANK OF AMERICA CORP ................  689,992
  2,408,337        BANK OF EAST ASIA LTD ...............    5,623
    799,000      e BANK OF FUKUOKA LTD .................    5,452
      9,700        BANK OF GRANITE CORP ................      222
    350,000        BANK OF IRELAND .....................    2,199
    564,100        BANK OF MONTREAL ....................   23,794
  4,552,274        BANK OF NEW YORK CO, INC ............  211,681
  1,026,644        BANK OF NOVA SCOTIA .................   25,152
  4,075,573        BANK OF SCOTLAND ....................   38,779
  9,257,087      e BANK OF TOKYO MITSUBISHI LTD ........  112,077
  1,864,656        BANK OF YOKOHAMA LTD ................    8,371
  7,021,638        BANK ONE CORP .......................  186,512
    213,400        BANK UNITED CORP (CLASS A) ..........    7,509
     96,700        BANKATLANTIC BANCORP, INC (CLASS B) .      568
  1,113,631        BANKNORTH GROUP, INC ................   17,052
  3,760,234        BARCLAYS PLC ........................   93,530
    989,469        BAY VIEW CAPITAL CORP ...............    9,709
    809,349        BAYERISCHE HYPO-UND VEREINSBANK AG. .   52,835
  2,855,210        BB&T CORP ...........................   68,168
  6,021,969        BCO BILBAO VIZCAYA ARGENTARIA S.A. ..   90,342
  1,756,328      e BNP PARIBAS GROUP ...................  169,708
     75,415      * BOK FINANCIAL CORP ..................    1,324
  2,231,390        BPI-SGPS S.A. (REGD) ................    7,914
     56,758        BRENTON BANKS, INC ..................      788
     15,600        BROOKLINE BANCORP, INC ..............      178
     44,000        BSB BANCORP, INC ....................      883
     26,330        BT FINANCIAL CORP ...................      454
     73,900      * CALIFORNIA FEDERAL BANK .............       48
     72,820      * CALIFORNIA FEDERAL BANK GOODWILL CERT      109
    878,757        CANADIAN IMPERIAL BANK OF COMMERCE ...  24,108
    140,600        CAPITOL FEDERAL FINANCIAL ............   1,555
     20,800        CATHAY BANCORP, INC ..................     965
    251,300        CCB FINANCIAL CORP ...................   9,298
     37,982      * CENTENNIAL BANCORP ...................     330
    247,885        CENTURA BANKS, INC ...................   8,413
     11,300        CENTURY SOUTH BANKS, INC .............     219
     50,500        CFS BANCORP, INC .....................     462
  5,147,755        CHARTER ONE FINANCIAL, INC ........... 118,398
 12,070,955        CHASE MANHATTAN CORP ................. 556,018
     19,035        CHEMICAL FINANCIAL CORP ..............     495
      7,540      e CHIBA BANK LTD .......................      30
    212,042        CHITTENDEN CORP ......................   5,182
  1,611,900        CHRISTIANIA BANK OG KREDITKASSE ......   8,693
    829,299      * CHUO MITSUI TRUST & BANKING CO LTD ...   3,621

SEE NOTES TO FINANCIAL STATEMENTS

22 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                              VALUE (000)
  -----                                                 -------

  BANKS, SAVINGS AND LOANS--(CONTINUED)
 25,418,090        CITIGROUP, INC .....................$1,531,440
    254,352        CITIZENS BANKING CORP (MICHIGAN) ...     4,129
     10,166        CITY HOLDINGS CO ...................        60
    260,600        CITY NATIONAL CORP .................     9,056
    620,300        COLONIAL BANCGROUP, INC ............     5,583
  1,068,808        COMERICA, INC ......................    47,963
  1,147,000        COMMERCE ASSET HOLDINGS BERHAD .....     3,320
    207,425        COMMERCE BANCORP, INC ..............     9,542
    392,920        COMMERCE BANCSHARES, INC ...........    11,689
    382,275        COMMERCIAL FEDERAL CORP ............     5,949
     10,000        COMMERZBANK AG. ....................       358
  2,558,581      * COMMONWEALTH BACK OF AUSTRALIA .....    42,537
     59,400        COMMONWEALTH BANCORP, INC ..........       705
     29,900        COMMUNITY BANK SYSTEM, INC .........       663
    316,800        COMMUNITY FIRST BANKSHARES, INC ....     5,168
     65,891        COMMUNITY TRUST BANCORP, INC .......     1,165
    924,900        COMPASS BANCSHARES, INC ............    15,781
     58,000        CORUS BANKSHARES, INC ..............     1,533
    558,461      e CREDIT SUISSE GROUP (REGD) .........   111,445
          1     f* CRESTARAN INTERNATIONAL INVESTMENT BV        0
    528,600        CULLEN FROST BANKERS, INC ..........    13,909
     29,193        CVB FINANCIAL CORP .................       462
  1,017,000        DAI-ICHI KANGO BANK LTD ............     7,738
  2,417,000        DAIWA BANK LTD .....................     6,282
  2,000,000        DAO HENG BANK GROUP LTD ............     8,851
  2,620,258        DBS GROUP HOLDINGS LTD .............    33,644
     91,605        DEN DANSKE BANK AF 1871 ............    11,065
  1,201,377        DEUTSCHE BANK AG. (REGD) ...........    99,502
    695,500        DIME BANCORP, INC ..................    10,954
    118,400        DIME COMMUNITY BANCORP, INC ........     1,924
  1,554,000        DNB HOLDING ASA ....................     6,472
    127,695        DOWNEY FINANCIAL CORP ..............     3,703
  1,018,478        DRESDNER BANK AG. (REGD) ...........    42,372
     60,000        ERSTE BANK DER OESTER SPARK AG. ....     2,554
     20,665        F & M BANCORP, INC (MARYLAND) ......       408
    136,722        F & M NATIONAL CORP ................     2,871
     67,345        F.N.B. CORP ........................     1,389
      3,000        FARMERS CAPITAL BANK CORP ..........        91
      2,500        FCNB CORP ..........................        45
  1,539,407        FIFTH THIRD BANCORP ................    97,367
    150,200        FIRST BANCORP (PUERTO RICO) ........     2,788
        100        FIRST BUSEY CORP ...................         2
     49,800        FIRST CHARTER CORP .................       784
     31,900        FIRST CITIZENS BANCSHARES, INC
                    (CLASS A) .........................     1,898
    193,842        FIRST COMMONWEALTH FINANCIAL CORP ..     1,757
     54,200        FIRST FEDERAL CAPITAL CORP .........       600
    112,738        FIRST FINANCIAL BANCORP ............     2,220
      2,920        FIRST FINANCIAL BANKSHARES, INC ....        80
      2,800        FIRST FINANCIAL CORP (INDIANA) .....        85
     67,300        FIRST FINANCIAL HOLDINGS, INC ......       925
     35,500        FIRST INDIANA CORP .................       706
     24,350        FIRST MERCHANTS CORP ...............       516
    223,569        FIRST MIDWEST BANCORP, INC .........     5,198
     17,800        FIRST NIAGARA FINANCIAL GROUP, INC .       167
     58,900      * FIRST REPUBLIC BANK ................     1,174
  1,288,078        FIRST SECURITY CORP ................    17,470
     92,700        FIRST SENTINEL BANCORP, INC ........       762
     22,570        FIRST SOURCE CORP ..................       354
    818,847        FIRST TENNESSEE NATIONAL CORP ......    13,562
  6,441,916        FIRST UNION CORP ...................   159,840
     55,100        FIRST UNITED BANCSHARES, INC .......       837
    358,955        FIRST VIRGINIA BANKS, INC ..........    12,496
     52,960        FIRST WASHINGTON BANCORP, INC ......       738
    314,800      * FIRSTFED FINANCIAL CORP ............     4,447
    511,420        FIRSTMERIT CORP ....................    10,932
     57,300        FLAGSTAR BANCORP, INC ..............       466
 10,880,956        FLEETBOSTON FINANCIAL CORP .........   369,953
  1,075,716        FORENINGSSPARBANKEN AB .............    15,821
     15,700        FRONTIER FINANCIAL CORP ............       288
  1,969,748      e FUJI BANK LTD ......................    15,005
    402,743        FULTON FINANCIAL CORP ..............     7,124
    100,100        GBC BANCORP ........................     2,928
     95,800      * GENTRA, INC ........................       902
        880        GLACIER BANCORP, INC ...............        12
      8,800        GOLD BANC CORP, INC ................        44
  2,016,939      * GOLDEN STATE BANCORP, INC ..........    36,305
    731,200      * GOLDEN STATE BANCORP,
                    INC WTS 01/01/01 ..................       823
    976,700        GOLDEN WEST FINANCIAL CORP .........    39,862
        300        GREAT SOUTHERN BANCORP .............         5
     46,500        GREATER BAY BANCORP ................     2,174
    548,258        GREENPOINT FINANCIAL CORP ..........    10,280
  1,058,000      * GRUPO FINANCIERO BANAMEX ACCIVALS.A.
                    DE CV .............................     4,450
  4,100,000      * GRUPO FINANCIERO BANCOMER S.A. .....     2,083
    746,000      e GUNMA BANK LTD .....................     3,857
     54,900      * HAMILTON BANCORP, INC ..............       961
     36,300        HANCOCK HOLDINGS CO ................     1,234
  3,142,246        HANG SENG BANK LTD .................    29,829
     47,409        HARBOR FLORIDA BANCSHARES, INC .....       495
      8,385        HARLEYSVILLE NATIONAL CORP .........       275
     14,400        HARRIS FINANCIAL, INC ..............        89
  1,073,654        HIBERNIA CORP (CLASS A) ............    11,676
  1,594,000      * HOKURIKU BANK LTD ..................     3,706
  3,552,472        HSBC HOLDINGS PLC (HONG KONG) ......    40,559
 13,360,903        HSBC HOLDINGS PLC (UNITED KINGDOM) .   152,816
     32,500        HUDSON RIVER BANCORP, INC ..........       386
    508,400        HUDSON UNITED BANCORP ..............    11,407
  1,308,085        HUNTINGTON BANCSHARES, INC .........    20,684
    392,992      * IMPERIAL BANCORP ...................     6,116
    421,200        INDEPENDENCE COMMUNITY BANK CORP ...     5,581
     60,604        INDEPENDENT BANK CORP ..............       686
  5,377,852      e INDUSTRIAL BANK OF JAPAN LTD .......    40,865
     39,751        INTEGRA BANK CORP ..................       676
     59,187        INTERNATIONAL BANCSHARES CORP ......     1,931
     68,950        INTERWEST BANCORP, INC .............       965
     46,500        INVESTEC GROUP LTD .................     1,566
     67,600        IRWIN FINANCIAL CORP ...............       976
  1,568,305        JOYO BANK ..........................     6,048
    871,170        KBC BANCASSURANCE HOLDINGS NV ......    38,498
  3,257,040        KEYCORP ............................    57,405
    305,232        KEYSTONE FINANCIAL, INC ............     6,486
 11,284,163        LLOYDS TSB GROUP PLC ...............   106,599
    129,030      * LOCAL FINANCIAL CORP ...............     1,077
     50,288        M & T BANK CORP ....................    22,630
    262,900        MAF BANCORP, INC ...................     4,781
  2,426,200        MALAYAN BANKING BERHAD .............     9,832
    586,858        MARSHALL & ILSLEY CORP .............    24,355
  4,817,814        MBNA CORP ..........................   130,683
  6,963,722        MELLON FINANCIAL CORP ..............   253,741
    471,839        MERCANTILE BANKSHARES CORP .........    14,067
     54,500        MERCHANTS NEW YORK BANCORP, INC ....       937
     46,049        MID-AMERICA BANCORP ................     1,151
        100        MIDWEST BANC HOLDINGS, INC .........         1
     15,100        MISSISSIPPI VALLEY BANCSHARES ......       366
  1,766,889        MITSUBISHI TRUST & BANKING CORP ....    13,744
    978,469        MORGAN (J.P.) & CO, INC ............   107,754
  3,324,594        NATIONAL AUSTRALIA BANK LTD ........    55,687
     82,700        NATIONAL BANCORP OF ALASKA, INC ....     2,967
    402,184        NATIONAL BANK OF CANADA ............     5,999
  4,022,703        NATIONAL CITY CORP .................    68,637
    420,600        NATIONAL COMMERCE BANCORP ..........     6,756
      2,795        NATIONAL PENN BANCSHARES, INC ......        58
     42,009        NBT BANCORP, INC ...................       449

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 23

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                 VALUE (000)
  -----                                                    -------

  BANKS, SAVINGS AND LOANS--(CONTINUED)
    130,052        NEDCOR LTD ......................... $   2,731
  3,836,866        NORDIC BALTIC HOLDING (NBH) AB .....    29,090
  1,919,115      * NORDIC BALTIC HOLDING AB ...........    14,056
  1,267,928        NORTH FORK BANCORP, INC ............    19,177
  1,595,286        NORTHERN TRUST CORP ................   103,793
     41,400        NORTHWEST BANCORP, INC .............       285
     84,900        OCEANFIRST FINANCIAL CORP ..........     1,565
    148,038      * OCWEN FINANCIAL CORP ...............       823
    786,108        OLD KENT FINANCIAL CORP ............    21,028
    308,722        OLD NATIONAL BANCORP ..............      9,049
      7,800        OMEGA FINANCIAL CORP ..............        197
    209,850        ONE VALLEY BANCORP, INC ...........      6,558
     42,366        ORIENTAL FINANCIAL GROUP ..........        612
  1,940,129        OVERSEAS CHINESE BANKING CORP LTD .     13,353
    141,800        PACIFIC CAPITAL BANCORP ...........      3,554
    873,500        PACIFIC CENTURY FINANCIAL CORP ....     12,775
     10,937        PARK NATIONAL CORP ................        993
    162,350        PEOPLES BANK OF BRIDGEPORT CO .....      2,983
      8,500        PEOPLES HOLDINGS CO ...............        170
     85,500        PFF BANCORP, INC ..................      1,560
  2,154,589        PNC FINANCIAL SERVICES GROUP, INC .    100,996
    859,743        POPULAR, INC ......................     16,389
     52,370        PREMIER NATIONAL BANCORP, INC .....        681
    168,304        PROVIDENT BANKSHARES CORP .........      2,272
    156,800        PROVIDENT FINANCIAL GROUP .........      3,734
  1,011,348        PROVIDIAN FINANCIAL CORP ..........     91,021
    108,000        QUEENS COUNTY BANCORP, INC ........      1,991
  1,420,890        REGIONS FINANCIAL CORP ............     28,240
    285,140        REPUBLIC BANCORP, INC .............      2,548
        500        REPUBLIC BANCORP, INC (KENTUCKY) ..          5
     15,800      * REPUBLIC BANCSHARES, INC ..........        190
    305,974        REPUBLIC SECURITY FINANCIAL CORP ..      1,530
    193,000        RICHMOND COUNTY FINANCIAL CORP ....      3,691
    120,300        RIGGS NATIONAL CORP ...............      1,519
    486,390        ROSLYN BANCORP, INC ...............      8,079
    722,405        ROYAL BANK OF CANADA ..............     36,932
  7,763,101        ROYAL BANK OF SCOTLAND PLC ........    129,983
     98,300        S & T BANCORP, INC ................      1,794
    248,058      * S1 CORP ...........................      5,783
  5,238,244        SAKURA BANK LTD ...................     36,290
  4,761,330      e SAN PAOLO-IMI S.P.A. ..............     84,849
     11,000        SANDY SPRING BANCORP, INC .........        225
     12,040        SANTANDER BANCORP .................        154
    713,765      e SANWA BANK LTD ....................      5,707
    159,300        SEACOAST FINANCIAL SERVICES CORP ..      1,513
        100        SECOND BANCORP, INC ...............          2
    555,000        SEVENTY-SEVEN (77) BANK LTD .......      4,448
    890,000        SHIZUOKA BANK LTD .................      7,570
      5,696        SHORELINE FINANCIAL CORP ..........         68
    322,550      * SILICON VALLEY BANCSHARES .........     13,749
      6,200        SIMMONS FIRST NATIONAL CORP
                    (CLASS A) ........................        139
  1,443,563        SKANDINAVISKA ENSKILDA BANKEN
                     SERIES A ........................     17,199
    489,303        SKY FINANCIAL GROUP, INC ..........      7,798
    827,741        SOCIETE GENERALE S.A. .............     49,989
     85,107        SOUTH FINANCIAL GROUP, INC ........      1,234
  1,134,155        SOUTHTRUST CORP ...................     25,660
    176,700      * SOUTHWEST BANCORP OF TEXAS, INC ...      3,667
  1,172,356        SOVEREIGN BANCORP, INC ............      8,243
     16,600        ST. FRANCIS CAPITAL CORP ..........        251
     69,372        STANDARD CHARTERED PLC ............        864
  1,107,900        STATE STREET CORP .................    117,507
    247,800        STATEN ISLAND BANCORP, INC ........      4,367
    107,600        STERLING BANCSHARES, INC ..........      1,163
        200        STERLING FINANCIAL CORP ...........          4
  6,157,818      e SUMITOMO BANK LTD .................     75,659
  1,175,276        SUMMIT BANCORP ....................     28,941
    321,533      e SUNCORP-METWAY LTD ................      1,664
  2,071,886        SUNTRUST BANKS, INC ...............     94,659
    186,450        SUSQUEHANNA BANCSHARES, INC .......      2,657
  1,097,115        SVENSKA HANDELSBANKEN SERIES A ....     16,011
    327,500        SVENSKA HANDELSBANKEN SERIES B FREE      4,742
  1,200,994        SYNOVUS FINANCIAL CORP ............     21,168
    705,550        TCF FINANCIAL CORP ................     18,124
     92,300        TEXAS REGIONAL BANCSHARES,
                    INC (CLASS A) ....................      2,342
     41,150        THREE RIVERS BANCORP, INC .........        270
  5,004,609      e TOKAI BANK LTD ....................     24,738
     85,700        TORONTO DOMINION BANK .............      2,082
     98,300        TRUST CO OF NEW JERSEY ............      1,794
    216,170        TRUSTCO BANK CORP (NEW YORK) ......      2,702
    266,202        TRUSTMARK CORP ....................      4,642
  4,526,018        U.S. BANCORP ......................     87,126
      9,340        U.S.B. HOLDINGS CO, INC ...........        132
  1,585,603        UBS AG. (REGD) ....................    233,048
     95,501        UMB FINANCIAL CORP ................      3,134
 12,100,011      e UNICREDITO ITALIANO S.P.A. ........     58,111
    858,241        UNION PLANTERS CORP ...............     23,977
    290,494        UNIONBANCAL CORP ..................      5,392
    130,700        UNITED BANKSHARES, INC ............      2,377
     94,900        UNITED COMMUNITY FINANCIAL
                    CORP (OHIO) ......................        632
     23,354        UNITED NATIONAL BANCORP ...........        429
  1,518,195        UNITED OVERSEAS BANK LTD ..........      9,922
     83,500        USBANCORP, INC ....................        297
    404,277        VALLEY NATIONAL BANCORP ...........      9,829
    118,200        W HOLDING CO, INC .................        975
  1,299,812        WACHOVIA CORP .....................     70,515
    586,700        WASHINGTON FEDERAL, INC ...........     10,707
  3,550,090        WASHINGTON MUTUAL, INC ............    102,509
    310,484        WEBSTER FINANCIAL CORP ............      6,889
 12,208,517        WELLS FARGO CO ....................    473,080
     62,300        WESBANCO, INC .....................      1,511
     84,149        WEST COAST BANCORP (OREGON) .......        841
    236,100        WESTAMERICA BANCORP ...............      6,168
     33,120        WESTCORP ..........................        395
  5,257,395        WESTPAC BANKING CORP ..............     38,036
    134,400        WHITNEY HOLDINGS CORP .............      4,595
    233,300        WILMINGTON TRUST CORP .............      9,974
          2        WING LUNG BANK LTD ................          0
    476,900        ZIONS BANCORP .....................     21,885
                                                       ----------
                                                        9,926,281
                                                       ----------
  CREDIT AND OTHER FINANCE--2.42%
     14,200     e* 4 KIDS ENTERTAINMENT, INC .........        370
    338,811      * ACNEILSEN CORP ....................      7,454
    529,200        ACOM CO LTD .......................     44,615
     52,244      e ADVANTA CORP (CLASS A) ............        637
    103,397        ADVANTA CORP (CLASS B) ............        879
    866,400      * AFRICAN BANK INVESTMENTS LTD ......      1,132
     16,500        AIFUL CORP ........................      1,525
        700      * ALEXANDERS, INC ...................         51
     72,698        ALEXANDRIA REAL ESTATE EQUITIES, INC     2,494
    291,940        ALLIED CAPITAL CORP ...............      4,963
  2,105,693        ALLIED ZURICH PLC .................     24,913
    499,400        AMB PROPERTY CORP .................     11,393
        800      * AMERCO ............................         16
  8,415,351        AMERICAN EXPRESS CO ...............    438,650
      2,900        AMERICAN INDUSTRIAL PROPERTIES REIT         39
    470,620      * AMERICREDIT CORP ..................      8,001
     44,700        AMLI RESIDENTIAL PROPERTIES TRUST .      1,053
    130,100      * AMRESCO, INC ......................         73
    419,783        APARTMENT INVESTMENT &
                    MANAGEMENT CO ....................     18,156
    593,053      * ARCHSTONE COMMUNITIES TRUST .......     12,491
     55,100        ASSOCIATED ESTATES REALTY CORP ....        386

SEE NOTES TO FINANCIAL STATEMENTS

24 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                 VALUE (000)
  -----                                                    -------

  CREDIT AND OTHER FINANCE--(CONTINUED)
  7,522,086        ASSOCIATES FIRST CAPITAL CORP ......$  167,837
    314,281      * ASSOCIATES FIRST CAPITAL
                    RESIDUAL VALUE ....................        10
    418,841        AVALONBAY COMMUNITIES, INC .........    17,487
     38,717     e* BARLOW LTD .........................       233
    139,600        BEDFORD PROPERTY INVESTORS, INC ....     2,591
  1,539,100      * BOE LTD ............................       874
    345,600        BOSTON PROPERTIES, INC .............    13,349
    107,327        BOYKIN LODGING CO ..................     1,449
    174,953        BRADLEY REAL ESTATE, INC ...........     3,729
    236,400        BRANDYWINE REALTY TRUST ............     4,521
    272,600        BRE PROPERTIES, INC (CLASS A) ......     7,871
  2,582,277        BRIERLEY INVESTMENTS LTD (SINGAPORE)       403
    102,900        BURNHAM PACIFIC PROPERTIES, INC ....       707
    246,500        C.I. FUND MANAGEMENT, INC ..........     4,666
    291,372        CAMDEN PROPERTY TRUST ..............     8,559
     69,900        CANADIAN OIL SANDS TRUST (UNITS) ...     1,392
    429,897      * CANARY WHARF FINANCE PLC ...........     2,398
     67,000        CAPITAL AUTOMOTIVE REIT ............       946
  1,186,363        CAPITAL ONE FINANCIAL CORP .........    52,941
     55,441        CAPSTEAD MORTGAGE CORP .............       464
    495,200        CARRAMERICA REALTY CORP ............    13,123
    173,871        CBL & ASSOCIATES PROPERTIES, INC ...     4,336
     43,300        CENTER TRUST, INC ..................       219
    188,600        CENTERPOINT PROPERTIES CORP ........     7,685
     82,600        CHARLES E. SMITH RESIDENTIAL
                    REALTY, INC .......................     3,139
     48,352        CHARTER MUNICIPAL MORTGAGE
                    ACCEPTANCE ........................       595
    136,500        CHATEAU PROPERTIES, INC ............     3,856
     98,400        CHELSEA GCA REALTY, INC ............     3,401
    300,700      * CHOICEPOINT, INC ...................    13,381
      7,615        CIE FINANC RICHEMONT (UNITS)
                    (CLASS A) .........................    20,582
    462,100        CIT GROUP, INC (CLASS A) ...........     7,509
     99,400   b,e* CITYSCAPE FINANCIAL CORP ...........         1
    648,500      * COAST FEDERAL LITIGATION
                    CONTINGENT RTS ....................     1,054
    161,200        COLONIAL PROPERTIES TRUST ..........     4,413
     77,768        COMMERCIAL NET LEASE REALTY, INC ...       817
     55,000      * COMPUCREDIT CORP ...................     1,650
  1,495,374      * CONCORD EFS, INC ...................    38,880
     67,100      * CONTIFINANCIAL CORP ................         2
    151,900        CORNERSTONE REALTY INCOME TRUST, INC     1,519
     57,400      * CORONATION HOLDINGS LTD (N SHS) ....       897
    728,694        CORPORACION FINANCIERE ALBA S.A. ...    19,279
    608,095        COUNTRYWIDE CREDIT INDUSTRIES, INC .    18,433
    150,564        COUSINS PROPERTIES, INC ............     5,797
    279,300      * CREDIT ACCEPTANCE CORP .............     1,554
    149,443      e CREDIT SAISON CO LTD ...............     3,475
     30,200   b,e* CREDITRUST CORP ....................        40
    687,900        CRESCENT REAL ESTATE EQUITIES CO ...    14,102
     29,910      * CRESECENT OPERATING, INC ...........        43
      2,689     b* CRIIMI MAE, INC ....................         4
    161,694        CROWN AMERICAN REALTY TRUST ........       869
    386,700        DEVELOPERS DIVERSIFIED REALTY CORP .     5,776
    240,100        DORAL FINANCIAL CORP ...............     2,746
    399,251        DROTT AB SERIES B ..................     4,324
    809,574        DUKE-WEEKS REALTY CORP .............    18,114
     58,200      * DVI, INC ...........................       931
     49,778      * FIRST RUSSIAN FRONTIER
                    SERIES A WTS 06/30/01 .............        39
    248,893      * EAST EUROPEAN FRONTIER TRUST PLC ...     1,997
    143,900        EAST WEST BANCORP, INC .............     2,069
    101,300        EASTGROUP PROPERTIES, INC ..........     2,134
      9,600     e* E-LOAN, INC ........................        46
    103,600        ENTERTAINMENT PROPERTIES TRUST .....     1,431
  1,046,898        EQUIFAX, INC .......................    27,481
    114,300        EQUITY INNS, INC ...................       700
  2,062,112        EQUITY OFFICE PROPERTIES TRUST ......   56,837
    801,751        EQUITY RESIDENTIAL PROPERTIES
                    TRUST CO ...........................   36,881
     88,600        ESSEX PROPERTY TRUST, INC ...........    3,721
      5,339        EURAFRANCE S.A. .....................    2,567
    129,066        EVEREST RE GROUP LTD ................    4,243
     22,600      * FEDERAL AGRICULTURE MORTGAGE CORP ...      329
  6,521,084        FEDERAL NATIONAL MORTGAGE ASSOCIATION  340,319
    253,000        FEDERAL REALTY INVESTMENT TRUST .....    5,060
    379,915        FELCOR LODGING TRUST, INC ...........    7,028
     58,800      * FINANCIAL FEDERAL CORP ..............    1,022
    350,900      * FINET.COM, INC ......................      241
    418,801        FINOVA GROUP, INC ...................    5,444
      3,620      * FIRST HUNGARY FUND LTD (CLASS A) ....    7,173
    248,800        FIRST INDUSTRIAL REALTY TRUST, INC ..    7,340
  1,598,400        FIRST NIS REGIONAL FUND (FULLY PD) ..    8,999
     42,000        FIRST WASHINGTON REALTY TRUST, INC ..      927
  9,812,884        FIRSTAR CORP ........................  206,684
    365,812     e* FIRSTPLUS FINANCIAL GROUP, INC ......      106
  2,849,350        FIRSTRAND LTD .......................    2,942
    360,640        FRANCHISE FINANCE CORP OF AMERICA ...    8,295
  4,155,124        FREDDIE MAC .........................  168,283
    146,500        GABLES RESIDENTIAL TRUST ............    3,772
    323,300        GENERAL GROWTH PROPERTIES, INC ......   10,265
    341,738        GETTY REALTY HOLDINGS CORP ..........    3,716
    196,900        GLENBOROUGH REALTY TRUST, INC .......    3,433
    147,000        GLIMCHER REALTY TRUST ...............    2,113
     10,800        GOLF TRUST OF AMERICA, INC ..........      171
      8,472      * GRANDE HOLDINGS WTS 10/15/00 ........        1
     77,530        GREAT LAKES REIT, INC ...............    1,318
      6,889      * GROUP POUR LE FINANCEMENT
                    CONSTRUCTION .......................      740
  1,109,000      * GRUPO INDUSTRIAL ALFA S.A. SERIES A .    2,535
  4,301,073        HALIFAX PLC .........................   41,282
    163,000        HAW PAR CORP LTD ....................      264
    306,014        HEALTH CARE PROPERTY INVESTORS, INC .    8,339
    150,817        HEALTH CARE REIT, INC ...............    2,451
    249,700        HEALTHCARE REALTY TRUST, INC ........    4,261
    258,308        HELLER FINANCIAL, INC ...............    5,295
    398,000        HIGHWOODS PROPERTIES, INC ...........    9,552
    587,000      e HITACHI CREDIT CORP .................   15,923
     88,136        HOME PROPERTIES OF NEW YORK, INC ....    2,644
        118      * HORIZON GROUP PROPERTIES, INC .......        0
    316,100        HOSPITALITY PROPERTIES TRUST ........    7,132
  2,875,519        HOUSEHOLD INTERNATIONAL, INC ........  119,514
    816,600        HRPT PROPERTIES TRUST ...............    5,002
  6,934,767        HUTCHINSON WHAMPOA LTD ..............   87,182
     26,400      * IMC MORTGAGE CO .....................        1
    160,000      * IMPERIAL CREDIT INDUSTRIES, INC .....      680
    761,025        INDYMAC BANCORP, INC ................   10,321
  1,956,754        ING GROEP NV ........................  132,803
    189,700        INNKEEPERS U.S.A. TRUST .............    1,731
    117,529        IRISH LIFE AND PERMANENT PLC ........      995
    109,042        IRISH LIFE AND PERMANENT PLC (U.K.) .      920
    205,800        IRT PROPERTY CO .....................    1,749
    356,204        ISTAR FINANCIAL, INC ................    7,458
     62,000        JACCS CO ............................      199
    179,900        JDN REALTY CORP .....................    1,833
     86,400        JP REALTY, INC ......................    1,539
     44,550      * KEPPEL LAND WTS 12/12/00 ............        2
    172,826        KILROY REALTY CORP ..................    4,483
    318,150        KIMCO REALTY CORP ...................   13,044
    127,800        KOGER EQUITY, INC ...................    2,157
      1,500        KONOVER PROPERTY TRUST, INC .........        7
  1,345,970      * LAND SECURITIES PLC .................   16,098
     74,600        LASALLE HOTEL PROPERTIES ............    1,072
    980,150        LEND LEASE CORP LTD .................   12,539
    262,000      * LEUCADIA NATIONAL CORP ..............    5,977
     10,300        LEXINGTON CORPORATE PROPERTIES TRUST       115
    387,700        LIBERTY PROPERTY TRUST CO ...........   10,056

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 25

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                 VALUE (000)
  -----                                                    -------
  CREDIT AND OTHER FINANCE--(CONTINUED)
    171,300        LTC PROPERTIES, INC .................$   1,017
    188,800        MACERICH CO .........................    4,165
    383,600      e MACK-CALI REALTY CORP ...............    9,854
    129,500        MANUFACTURED HOME COMMUNITIES, INC ..    3,100
     49,700        MEDALLION FINANCIAL CORP ............      767
  1,251,316        MEDIOBANCA S.P.A. ...................   12,955
    832,382        MEDITRUST CORP PAIRED ...............    3,121
    297,181        MERISTAR HOSPITALITY CORP ...........    6,241
     18,535      * MERRY LAND PROPERTIES, INC ..........       96
    460,524        METRIS COS, INC .....................   11,571
  5,699,226      * METROPOLITAN LIFE INSURANCE CO ......  120,040
      3,555     e* MFN FINANCIAL CORP ..................       22
      4,123      * MFN FINANCIAL CORP WTS
                    SERIES A 03/23/02 ..................        1
      4,123      * MFN FINANCIAL CORP WTS
                    SERIES B 03/23/03 ..................        1
      4,123      * MFN FINANCIAL CORP WTS
                    SERIES C 03/23/04 ..................        1
     60,000        MGI PROPERTIES, INC .................      139
     47,425        MID-AMERICA APARTMENT COMMUNITIES, INC   1,138
      2,500        MID-STATE BANCSHARES ................       68
     98,431        MILLS CORP ..........................    1,852
     80,600        NATIONAL GOLF PROPERTIES, INC .......    1,703
    127,400        NATIONAL HEALTH INVESTORS, INC ......    1,401
     87,490      * NATIONAL PROCESSING, INC ............    1,094
    288,100        NATIONWIDE HEALTH PROPERTIES, INC ...    4,015
    150,089     e* NETBANK, INC ........................    1,867
     60,800     e* NEW CENTURY FINANCIAL CORP ..........      530
    568,246        NEW PLAN EXCEL REALTY TRUST .........    7,387
     62,400      * NEXTCARD, INC .......................      530
    107,200        NICHIEI CO LTD (KYOTO) ..............    1,763
    333,000        NIPPON SHINPAN CO LTD ...............      815
    120,001        NORTHERN ROCK PLC ...................      618
    129,398        OMEGA HEALTHCARE INVESTORS, INC .....      582
          2      * OMEGA WORLDWIDE, INC ................        0
    466,240        ORIENTAL HOLDINGS ...................      982
    119,600        ORIX CORP ...........................   17,690
         47        PACIFIC CREST CAPITAL, INC ..........        1
    109,300        PACIFIC GULF PROPERTIES, INC ........    2,739
     58,900        PAN PACIFIC RETAIL PROPERTIES, INC ..    1,185
     57,446        PARKWAY PROPERTIES, INC .............    1,752
    375,000        PC HOLDINGS .........................      686
     49,400        PENNSYLVANIA REAL ESTATE
                    INVESTMENT TRUST ....................     846
     44,000        PLUM CREEK TIMBER CO, INC ............   1,144
    225,582        POST PROPERTIES, INC .................   9,926
    414,900        POWER CORP OF CANADA .................   8,512
    281,900        PRENTISS PROPERTIES TRUST ............   6,766
         75      * PRICESMART, INC ......................       3
     47,200        PRIME GROUP REALTY TRUST .............     717
    225,600        PRIMEDIA LTD (N SHS) .................     168
    751,787        PRISON REALTY TRUST, INC .............   2,302
    572,660        PROLOGIS TRUST .......................  12,205
    427,900        PROMISE CO LTD .......................  33,890
    466,087        PROVIDENT FINANCIAL PLC ..............   4,904
     53,148        PS BUSINESS PARKS, INC ...............   1,276
    597,680        PUBLIC STORAGE, INC ..................  14,008
    977,000      * QPL INTERNATIONAL HOLDINGS LTD .......   1,404
    141,800        REALTY INCOME CORP ...................   3,341
    358,711        RECKSON ASSOCIATES REALTY CORP .......   8,781
     10,822        REDWOOD TRUST, INC ...................     152
    183,200        REGENCY REALTY CORP ..................   4,351
    325,500        REMBRANDT GROUP LTD ..................   3,140
    148,100        RESOURCE AMERICA, INC (CLASS A) ......     967
         25        RESOURCE BANCSHARES MORTGAGE
                    GROUP, INC ..........................       0
    172,900        RFS HOTEL INVESTORS, INC .............   2,032
    105,964        RMB HOLDINGS LTD .....................     158
    451,500        ROUSE CO .............................  11,175
      9,600        SAUL CENTERS, INC ....................     155
    564,851        SCHRODERS PLC (NEW) ..................  10,159
     84,410        SENIOR HOUSING PROPERTIES TRUST ......     617
    205,732        SHOHKOH FUND & CO ....................  46,472
    128,800        SHURGARD STORAGE CENTERS, INC ........   2,898
    101,000      * SIERRACITIES.COM, INC ................     379
  2,183,900        SIME DARBY BERHAD ....................   2,805
    814,960        SIMON PROPERTY GROUP, INC ............  18,082
  1,125,000      * SKYLINE VENTURE PARTNERS
                    QUALIFIED II ........................   1,125
    135,000        SL GREEN REALTY CORP .................   3,611
    984,990        SLM HOLDINGS CORP ....................  36,876
     71,300        SOVRAN SELF STORAGE, INC .............   1,528
    383,200        SPIEKER PROPERTIES, INC ..............  17,627
    172,600        STORAGE U.S.A., INC ..................   5,092
     12,900        STUDENT LOAN CORP ....................     542
  2,545,000        SUMITOMO CORP ........................  28,696
    132,457        SUMMIT PROPERTIES, INC ...............   2,782
     99,900        SUN COMMUNITIES, INC .................   3,340
  1,422,000        TA ENTERPRISE BERHAD .................     460
    345,300      * TAKEFUJI CORP ........................  41,806
     32,400        TANGER FACTORY OUTLET CENTERS, INC ...     761
    396,130        TAUBMAN CENTERS, INC .................   4,357
     69,900      * TELESCAN, INC ........................     511
    145,603        THORNBURG MORTGAGE, INC ..............   1,047
  1,428,000      e TOKYU CORP ...........................   7,072
     99,800        TOWN & COUNTRY TRUST .................   1,715
     96,000        U.S. RESTAURANT PROPERTIES, INC ......     858
    582,700      * UNICAPITAL CORP ......................     291
      7,800     b* UNITED COS FINANCIAL CORP ............       1
    951,877        UNITED DOMINION REALTY TRUST, INC ....  10,471
     62,800        URBAN SHOPPING CENTERS, INC ..........   2,116
    405,656      * VENTAS, INC ..........................   1,293
      2,945      * VORNADO OPERATING CO .................      23
    571,400        VORNADO REALTY TRUST .................  19,856
    227,400        WASHINGTON REAL ESTATE
                    INVESTMENT TRUST ....................   4,065
    265,332        WEINGARTEN REALTY INVESTORS, INC .....  10,713
     30,399      * WELLSFORD REAL PROPERTIES, INC .......     460
     57,000        WESTERN PROPERTIES TRUST .............     677
    177,000        WESTFIELD AMERICA, INC ...............   2,378
     76,096        WESTFIELD TRUST (NEW UNITS) ..........     143
  1,400,177        WESTFIELD TRUST (UNITS) ..............   2,725
     27,300        WFS FINANCIAL, INC ...................     471
      1,240        WHITE MOUNTAINS INSURANCE GROUP, INC .     198
        100        WINSTON HOTELS, INC ..................       1
                                                        ---------
                                                        3,220,198
                                                        ---------
  INSURANCE--3.56%
     95,800        21ST CENTURY INSURANCE GROUP ........    1,509
     12,000      * ACCEPTANCE INSURANCE COS, INC .......       60
  2,153,820        ACE LTD .............................   60,307
  5,510,945      * AEGON NV ............................  196,890
     74,608        AEGON NV ARS ........................    2,658
    944,960        AETNA, INC ..........................   60,655
  1,529,201        AFLAC, INC ..........................   70,248
     36,200      * AFRICAN LIFE ASSURANCE CO LTD .......      138
    122,400        ALFA CORP ...........................    2,142
     98,811      * ALLEGHANY CORP (DELAWARE) ...........   16,600
    494,691        ALLIANZ AG. (REGD) ..................  180,200
    338,231        ALLMERICA FINANCIAL CORP ............   17,715
 10,702,556        ALLSTATE CORP .......................  238,132
    519,600        AMBAC FINANCIAL GROUP, INC ..........   28,481
    232,708        AMERICAN FINANCIAL GROUP, INC .......    5,774
  1,621,782        AMERICAN GENERAL CORP ...............   98,929
  9,878,198        AMERICAN INTERNATIONAL GROUP, INC ...1,160,688
    215,100        AMERICAN NATIONAL INSURANCE CO ......   10,970
     94,630        AMERUS LIFE HOLDINGS, INC (CLASS A) .    1,952
  2,257,190        AMP LTD .............................   23,039
  1,254,475        AON CORP ............................   38,967

SEE NOTES TO FINANCIAL STATEMENTS

26 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  INSURANCE--(CONTINUED)
     58,700      * ARCH CAPITAL GROUP LTD .............. $    877
    235,152        ARGONAUT GROUP, INC .................    4,027
    146,700     b* ARM FINANCIAL GROUP, INC (CLASS A) ..        2
  4,023,429      e ASSICURAZIONI GENERALI S.P.A. .......  138,461
    822,807        AXA .................................  130,143
    619,000        AXA ASIA PACIFIC HOLDINGS LTD .......      966
  1,280,100        AXA FINANCIAL, INC ..................   43,523
    108,850        BERKLEY (W.R.) CORP .................    2,041
         15      * BERKSHIRE HATHAWAY, INC (CLASS B) ...       26
     82,300        BLANCH (E.W.) HOLDINGS, INC .........    1,672
     49,892        BROWN & BROWN, INC ..................    2,594
  1,828,676        CGNU PLC ............................   30,453
        950        CHIYODA FIRE & MARINE
                    INSURANCE CO LTD ...................        3
    964,091        CHUBB CORP ..........................   59,292
  1,225,872        CIGNA CORP ..........................  114,619
    950,985        CINCINNATI FINANCIAL CORP ...........   29,897
    106,900      * CNA FINANCIAL CORP ..................    3,635
     69,500        CNA SURETY CORP .....................      830
    115,940        COMMERCE GROUP, INC .................    3,420
     21,100        COMPANHIA DE SEGUROS TRANQUILIDADE ..      667
  1,541,323      e CONSECO, INC ........................   15,028
     35,931        CORPORACION MAPFRE S.A. .............      457
    235,100        CRAWFORD & CO (CLASS A) .............    2,542
    163,800        CRAWFORD & CO (CLASS B) .............    1,802
     90,227      * DELPHI FINANCIAL GROUP, INC .........    3,062
    167,300        ENHANCE FINANCIAL
                    SERVICES GROUP, INC ................    2,405
    103,700        ERIE INDEMNITY CO (CLASS A) .........    3,267
     16,000      * FAIRFAX FINANCIAL HOLDINGS LTD ......    1,749
      1,000      * FARM FAMILY HOLDINGS, INC ...........       31
    197,329        FBL FINANCIAL GROUP, INC (CLASS A) ..    3,108
    129,752        FEDSURE HOLDINGS LTD ................      632
    588,939        FIDELITY NATIONAL FINANCIAL, INC ....   10,785
    120,821        FINANCIAL SECURITY ASSURANCE
                    HOLDINGS LTD .......................    9,167
    373,048        FIRST AMERICAN CORP .................    5,339
    301,876      * FIRST HEALTH GROUP CORP .............    9,905
  1,889,583        FORTIS B ............................   55,210
     51,968        FORTIS B CVG 07/20/01 ...............      371
    462,027        FORTIS B NPV (STRIP VVPR) ...........        4
    610,275      * FOUNDATION HEALTH SYSTEMS (CLASS A) .    7,934
     60,800     e* FPIC INSURANCE GROUP, INC ...........      954
    359,360        FREMONT GENERAL CORP ................    1,415
    183,740      e FRONTIER INSURANCE GROUP, INC .......      115
    185,000        GALLAGHER (ARTHUR J.) & CO ..........    7,770
      6,853        GENERALI HOLDING VIENNA .............    1,107
    180,401        GREAT AMERICAN FINANCIAL
                    RESOURCES, INC .....................    3,191
      3,000   b,f* HAFNIA HOLDINGS AS (REGD) (CLASS A) .        0
      2,490   b,f* HAFNIA HOLDINGS AS (REGD) (CLASS B) .        0
    162,300        HARLEYSVILLE GROUP, INC .............    2,719
  2,275,307        HARTFORD FINANCIAL SERVICES
                    GROUP, INC .........................  127,275
    250,700        HCC INSURANCE HOLDINGS, INC .........    4,732
     61,500     e* HEALTHAXIS, INC .....................      234
     57,062        HILB, ROGAL & HAMILTON CO ...........    1,979
     51,262      * HOMEFED CORP ........................       34
    185,032        HORACE MANN EDUCATORS CORP ..........    2,775
    166,800        HSB GROUP, INC ......................    5,192
    991,800      * HUMANA, INC .........................    4,835
    678,096        JEFFERSON-PILOT CORP ................   38,270
  3,694,320      * JOHN HANCOCK FINANCIAL SERVICES, INC    87,509
     21,900        KANSAS CITY LIFE INSURANCE CO .......      589
    374,826        LABONE, INC .........................    2,108
     88,740        LANDAMERICA FINANCIAL GROUP, INC ....    2,035
  4,879,217        LEGAL & GENERAL GROUP PLC ...........   11,412
     53,314        LIBERTY CORP ........................    2,239
     16,900        LIBERTY FINANCIAL COS, INC ..........      371
    115,025      * LIBERTY LIFE ASSOCIATION
                    OF AFICA LTD .......................    1,094
  1,324,900        LINCOLN NATIONAL CORP ...............   47,862
    471,175        LOEWS CORP ..........................   28,271
  2,060,600        MANULIFE FINANCIAL CORP .............   36,297
     24,500      * MARKEL CORP .........................    3,470
     61,500        MARSCHOLLEK LAUT UND PARTNER ........   25,881
  1,541,869        MARSH & MCLENNAN COS, INC ...........  161,029
         20      * MAXICARE HEALTH PLANS, INC ..........        0
    656,887        MBIA, INC ...........................   31,654
    135,233      * MEDICAL ASSURANCE, INC ..............    1,521
  1,300,000        MEDIOLANUM S.P.A. ...................   21,235
     90,700        MERCURY GENERAL CORP ................    2,143
    658,600      e METROPOLITAN LIFE LTD ...............      860
    768,000        MGIC INVESTMENT CORP ................   34,944
    167,900      * MID ATLANTIC MEDICAL SERVICES, INC ..    2,267
     10,391        MIDLAND CO ..........................      255
  1,069,050      e MITSUI TAISHO MARINE & FIRE CO LTD ..    5,153
    230,100        MONY GROUP, INC .....................    7,780
    391,830        MUENCHENER RUECKVER AG. (REGD) ......  124,890
        200      * NATIONAL WESTERN LIFE INSURANCE CO ..       14
    148,900        NATIONWIDE FINANCIAL
                    SERVICES, INC (CLASS A) ............    4,895
    280,600      * NISSAN FIRE & MARINE
                    INSURANCE CO LTD ...................      809
    371,400        OHIO CASUALTY CORP ..................    3,946
    763,350        OLD REPUBLIC INTERNATIONAL CORP .....   12,595
    567,228      * OXFORD HEALTH PLANS, INC ............   13,507
    235,048      * PACIFICARE HEALTH SYSTEMS, INC
                    (CLASS A) ..........................   14,147
     35,700      * PENN TREATY AMERICAN CORP ...........      607
     52,000     e* PHILADELPHIA CONSOLIDATED
                    HOLDINGS CORP ......................      874
      5,400      * PICO HOLDINGS, INC ..................       76
      5,100        PMA CAPITAL CORP (CLASS A) ..........       97
    188,351        PMI GROUP, INC ......................    8,947
     35,851        POHJOLA INSURANCE CO LTD SERIES B ...    1,272
    184,200        PRESIDENTIAL LIFE CORP ..............    2,556
     10,350      * PROFESSIONALS GROUP, INC ............      253
    257,150        PROGRESSIVE CORP ....................   19,029
    263,800        PROTECTIVE LIFE CORP ................    7,024
  1,681,791        PRUDENTIAL PLC ......................   24,646
     16,500        PXRE GROUP LTD ......................      223
  1,002,492        QBE INSURANCE GROUP LTD .............    4,919
    299,120        RADIAN GROUP, INC ...................   15,479
    634,679        RAS S.P.A. ..........................    6,997
    167,975        REINSURANCE GROUP OF AMERICA, INC ...    5,060
    393,878        RELIANCE GROUP HOLDINGS, INC ........      295
    444,928        RELIASTAR FINANCIAL CORP ............   23,331
     23,700        RLI CORP ............................      824
  1,912,048        ROYAL & SUN ALLIANCE INSURANCE
                    GROUP PLC ..........................   12,418
    819,460        SAFECO CORP .........................   16,287
    211,500      * SAFEGUARD HEALTH ENTERPRISES, INC ...      137
     53,858        SAI S.P.A. ..........................      958
    126,663        SAMPO INSURANCE CO SERIES A .........    5,160
  1,043,500        SANLAM LTD ..........................    1,233
     43,567        SCPIE HOLDINGS, INC .................      893
    634,100        SELECTIVE INSURANCE GROUP, INC ......   12,048
    168,550      * SIERRA HEALTH SERVICES, INC .........      537
  2,800,326        SKANDIA FORSAKRINGS AB ..............   74,390
  2,814,422        ST. PAUL COS, INC ...................   96,042
     69,300        STANCORP FINANCIAL GROUP, INC .......    2,226
     15,100        STATE AUTO FINANCIAL CORP ...........      179
     94,900        STEWART INFORMATION SERVICES CORP ...    1,388
    225,195        UNI-STOREBRAND AS SERIES A ..........    1,633
  1,080,028        SUMITOMO MARINE & FIRE INSURANCE CO .    6,298
    318,400      * SUN LIFE FINANCIAL SERVICES
                    OF CANADA ..........................    5,361
     13,300      * SUPERIOR NATIONAL
                    INSURANCE GROUP, INC ...............        1
     47,178      e SWISS REINSURANCE ...................   96,468
  3,845,000        TOKIO MARINE & FIRE INSURANCE CO LTD    44,480
     32,484      * TOPDANMARK AS .......................      534
  2,107,900        TORCHMARK CORP ......................   52,039
     31,207        TRANSATLANTIC HOLDINGS, INC .........    2,614
     44,700        TRENWICK GROUP, INC .................      651

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 27

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  INSURANCE--(CONTINUED)
     85,300      * TRIAD GUARANTY, INC ................$    1,957
    205,800      * TRIGON HEALTHCARE, INC .............    10,612
    236,800      * UICI ...............................     1,554
  2,152,574        UNITEDHEALTH GROUP, INC ............   184,583
    304,708        UNITRIN, INC .......................     8,951
  1,112,526        UNUMPROVIDENT CORP .................    22,320
    551,803      * WELLPOINT HEALTH NETWORKS, INC .....    39,971
      6,240        WESCO FINANCIAL CORP ...............     1,279
     25,100      * WIT SOUNDVIEW GROUP, INC ...........       269
  1,005,685        XL CAPITAL LTD .....................    54,433
     39,742        ZENITH NATIONAL INSURANCE CORP .....       845
     88,640      e ZURICH ALLIED AG. ..................    43,936
                                                       ----------
                                                        4,738,573
                                                       ----------
  SECURITIES AND COMMODITIES--1.44%
    621,929        3I GROUP PLC .......................    12,796
     47,475        ADVEST GROUP, INC ..................       994
    223,285      * AFFILIATED MANAGERS GROUP, INC .....    10,159
     22,100        AM CAP STRATEGIES ..................       528
    576,980      e AMERITRADE HOLDINGS CORP (CLASS A) .     6,707
  2,044,068        AMVESCAP PLC .......................    32,802
    265,700        BAADER WERTPAPIERHANDELSBANK AG. ...     8,329
    773,602        BEAR STEARNS COS, INC ..............    32,201
      3,000        CONSORS DISCOUNT-BROKER AG. ........       269
     33,200        DAIN RAUSCHER CORP .................     2,191
  1,833,852        DAIWA SECURITIES GROUP, INC ........    24,265
     97,900        DLJ DIRECT .........................       698
    303,700        DONALDSON, LUFKIN & JENRETTE, INC ..    12,888
  1,368,153      * E TRADE GROUP, INC .................    22,575
    189,000        EATON VANCE CORP ...................     8,741
    555,842        EDWARDS (A.G.), INC ................    21,678
    400,500      * EQ ONLINE OYJ ......................     2,338
    407,400        FEDERATED INVESTORS, INC ...........    14,284
  1,055,900        FRANKLIN RESOURCES, INC ............    32,073
    132,400      * FRIEDMAN, BILLINGS,
                    RAMSEY GROUP, INC .................     1,076
     78,588      * INVESTMENT TECHNOLOGY GROUP, INC ...     3,104
    263,556        INVESTORS FINANCIAL SERVICES CORP ..    10,460
  2,080,400     e* ITOCHU CORP ........................    10,519
     34,200        JEFFERIES GROUP, INC (NEW) .........       690
     32,674        JOHN NUVEEN CO (CLASS A) ...........     1,370
    527,568     e* KNIGHT TRADING GROUP, INC ..........    15,728
    345,732        LEGG MASON, INC ....................    17,287
    721,319        LEHMAN BROTHERS HOLDINGS, INC ......    68,210
  3,139,000        LG INVESTMENT & SECURITIES .........    40,818
    285,800        MACKENZIE FINANCIAL CORP ...........     4,292
  1,733,900      * MARUBENI CORP ......................     5,981
  2,333,242        MERRILL LYNCH & CO, INC ............   268,323
  2,048,000        MITSUBISHI CORP ....................    18,563
  2,137,000        MITSUI & CO LTD ....................    16,360
    194,300        MORGAN KEEGAN, INC .................     2,866
  7,387,246        MORGAN STANLEY DEAN WITTER & CO ....   614,988
     83,600      * NATIONAL DISCOUNT BROKERS GROUP, INC     2,665
  4,623,000      e NOMURA SECURITIES CO LTD ...........   113,384
     75,637        OM GRUPPEN AB ......................     3,398
    821,552        PAINE WEBBER GROUP, INC ............    37,381
     51,700     b* PEREGRINE INVESTMENT HOLDINGS LTD ..         0
    264,206        PHOENIX INVESTMENT PARTNERS LTD ....     2,774
    132,818      * PIONEER GROUP, INC .................     5,628
    635,500        PRICE (T. ROWE) ASSOCIATES, INC ....    27,009
    256,806        RAYMOND JAMES FINANCIAL CORP .......     5,778
  7,331,500        SCHWAB (CHARLES) CORP ..............   246,522
  2,621,000        SHINKO SECURITIES CO LTD ...........    11,767
     78,029      e SOUTHWEST SECURITIES GROUP, INC ....     2,907
     87,000      * TD WATERHOUSE GROUP ................     1,641
    401,000        THE GOLDMAN SACHS GROUP, INC .......    38,045
  1,439,000      e TOKYO SECURITIES CO LTD ............     5,413
    175,100        TUCKER ANTHONY SUTRO CORP ..........     3,152
    304,700        UNITED ASSET MANAGEMENT CORP .......     7,122
    270,100        VALUE LINE, INC ....................    10,399
    612,575        WADDELL & REED FINANCIAL, INC
                    (CLASS A) .........................    20,100
    153,189        WADDELL & REED FINANCIAL, INC
                    (CLASS B) .........................     4,452
  1,793,000     b* YAMAICHI SECURITIES CO LTD .........        34
                                                       ----------
                                                        1,896,722
                                                       ----------
                   TOTAL FINANCE ......................19,781,774
                                                       ----------
FOODS AND RELATED--4.61%
  BEVERAGES, OTHER FOOD PRODUCTS--4.09%
    199,500      * 7-ELEVEN, INC ......................     2,743
     42,500      * ADVANTICA RESTAURANT GROUP, INC ....        41
     88,940   b,e* AGRIBIOTECH, INC ...................         2
     65,619      * AGRIBRANDS INTERNATIONAL, INC ......     2,752
    632,600        AJINOMOTO CO LTD ...................     8,131
  2,619,143        ALBERTSON'S, INC ...................    87,087
     25,400      * AMERICAN ITALIAN PASTA CO (CLASS A)        525
  2,803,851        ANHEUSER-BUSCH COS, INC ............   209,413
    184,557        APPLEBEES INTERNATIONAL, INC .......     5,594
  3,996,966        ARCHER DANIELS MIDLAND CO ..........    39,220
         50        ARIAKE JAPAN CO LTD ................         3
  1,690,000      e ASAHI BREWERIES LTD ................    20,269
     10,800      * ASIA FOOD & PROPERTIES
                    LTD WTS 07/12/02 ..................         1
     24,600      * AURORA FOODS, INC ..................        98
     21,200        AUSTRIA TABAKWERKE AG. .............       789
    226,748        AUTOGRILL S.P.A. ...................     2,428
    210,900      e AVADO BRANDS, INC ..................       316
    105,989        AZUCARERA EBRO AGRICOLAS S.A. ......     1,270
  1,311,137        BASS PLC ...........................    14,748
    115,700      * BERINGER WINE ESTATES HOLDINGS,
                    INC (CLASS B) .....................     4,086
  1,695,400        BESTFOODS, INC .....................   117,406
    241,682        BOB EVANS FARMS, INC ...............     3,610
     43,505      * BOSTON BEER CO, INC (CLASS A) ......       373
     11,800     b* BOSTON CHICKEN, INC ................         0
     10,869      * BRAU UND BRUNNEN AG. ...............       467
    482,893      * BRINKER INTERNATIONAL, INC .........    14,125
    181,933        BRITANNIA INDUSTRIES LTD ...........     2,439
    820,455        BRL HARDY LTD ......................     3,539
    309,647        BROWN FORMAN, INC (CLASS B) ........    16,644
    262,850      * BUFFETS, INC .......................     3,335
     21,672      * BUSH BOAKE ALLEN, INC ..............       948
  2,126,978        CADBURY SCHWEPPES LTD ..............    13,975
    129,100      * CADIZ, INC .........................     1,033
  1,881,350        CAMPBELL SOUP CO ...................    54,794
    102,505      * CANANDAIGUA BRANDS, INC (CLASS A) ..     5,170
     42,978        CARLSBERG BREWERIES AS (CLASS A) ...     1,270
     11,781        CARLSBERG BREWERIES AS (CLASS B) ...       359
    327,000        CARLSBERG BREWERY MALAYSIA BERHAD ..     1,101
  1,366,326        CARREFOUR SUPERMARCHE S.A. .........    93,779
    245,210      e CASINO GUICHARD-PERRACHON S.A. .....    22,801
    192,725        CBRL GROUP, INC ....................     2,831
    284,650      * CEC ENTERTAINMENT, INC .............     7,294
    120,500      * CENTRAL GARDEN & PET CO ............     1,081
    240,000        CHEIL JEDANG CORP ..................    10,998
    158,600        CHIQUITA BRANDS INTERNATIONAL, INC .       624
     50,000        CHRISTIAN DIOR S.A. ................    11,383
    273,364        CKE RESTAURANTS, INC ...............       820
    660,116      e COCA COLA AMATIL LTD ...............     1,288
    258,800        COCA COLA BOTTLING CO CONSOLIDATED .    11,775
 14,978,184        COCA COLA CO .......................   860,309
  1,699,600        COCA COLA ENTERPRISES, INC .........    27,725
     37,500        COLRUYT S.A. .......................     1,595
 16,346,000        COMPANHIA BRASILEIRA
                    DISTRIBUICAO GROUP ................       530
  1,625,623        COMPASS GROUP PLC ..................    21,423
  3,018,988        CONAGRA, INC .......................    57,549
     40,336      * CONSOLIDATED PRODUCTS, INC .........       363
    248,617        COORS (ADOLPH) CO (CLASS B) ........    15,041
    256,325        CORN PRODUCTS INTERNATIONAL, INC ...     6,793

SEE NOTES TO FINANCIAL STATEMENTS

28 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  BEVERAGES, OTHER FOOD PRODUCTS--(CONTINUED)
     49,179        DANISCO AS ......................... $   1,649
    255,327        DANONE GROUP .......................    34,021
    886,025        DARDEN RESTAURANTS, INC ............    14,398
     46,050      * DAVE & BUSTERS, INC ................       288
     83,400        DCC PLC ............................       741
    230,899        DEAN FOODS CO ......................     7,317
    140,300      * DEL MONTE FOODS CO .................       956
     10,517        DELHAIZE AMERICA, INC (CLASS A) ....       186
    748,150        DELHAIZE AMERICA, INC (CLASS B) ....    11,503
     64,650        DELHAIZE FRERES NV .................     3,883
    218,209        DELTA & PINE LAND CO ...............     5,469
 15,083,589        DIAGEO PLC (CLASS A) ...............   135,412
    407,828      e DIMON, INC .........................       867
    292,157        DOLE FOOD, INC .....................     4,090
     90,144        DREYERS GRAND ICE CREAM, INC .......     1,893
    423,028        EARTHGRAINS CO .....................     8,223
     93,393      * EL AGUILA S.A. .....................       665
      1,554      e ERIDANIA BEGHIN-SAY S.A. ...........       153
      9,700      e EZAKI GLICO CO LTD .................        54
  1,000,000        FAMILYMART CO LTD ..................    38,561
    613,325        FLOWERS INDUSTRIES, INC ............    12,228
    947,000        FOMENTO ECONOMICO MEXICA (NEW) .....     4,041
  1,086,257        FORTUNE BRANDS, INC ................    25,052
  6,044,525      e FOSTERS BREWING GROUP LTD ..........    17,057
    222,800        FRASER & NEAVE LTD .................       792
    200,384        FRISCHS RESTAURANTS, INC ...........     2,104
    278,741        FYFFES PLC .........................       289
  1,677,556        GENERAL MILLS, INC .................    64,167
    124,479        GOLDEN ENTERPRISES, INC ............       381
  1,735,938        GOODMAN FIELDER LTD ................     1,292
    187,400      * GRAND UNION CO .....................       100
    115,600        GREAT ATLANTIC & PACIFIC TEA CO, INC     1,922
    755,000        GRUPO INDUSTRIAL BIMBO S.A.
                    DE CV SERIES A ....................     1,189
  2,038,000        GRUPO MODELO S.A. SERIES C .........     4,731
     71,800     e* HAIN CELESTIAL GROUP, INC ..........     2,634
    185,627        HANNAFORD BROTHERS, INC ............    13,342
    636,913        HEINEKEN NV ........................    38,922
  2,126,821        HEINZ (H.J.) CO ....................    93,048
    664,963        HERSHEY FOODS CORP .................    32,251
      2,500      * HINES HORTICULTURE, INC ............        17
     24,700        HOLSTEN BRAUEREI AG. ...............       430
     24,700      * HOLSTEN BRAUEREI AG. RTS ...........        24
    500,514        HORMEL FOODS CORP ..................     8,415
  1,292,689        HOST MARRIOTT CORP (NEW) ...........    12,119
    224,000        HOUSE FOODS CORP ...................     3,472
    456,700        IBP, INC ...........................     7,050
    124,800      * IHOP CORP (NEW) ....................     2,090
      8,538        IMPERIAL SUGAR CO ..................        11
    236,380      * INTERNATIONAL HOME FOODS, INC ......     4,949
    107,200        INTERNATIONAL MULTIFOODS CORP ......     1,856
    246,211      e INTERSTATE BAKERIES CORP ...........     3,447
  3,539,000        IOI CORP ...........................     2,785
     15,301        ITOHAM FOODS, INC ..................        65
  1,036,355        ITO-YOKADO CO LTD ..................    62,491
     74,800      * J & J SNACK FOODS CORP .............     1,337
    277,765      * JACK IN THE BOX, INC ...............     6,840
     90,866        JERONIMO MARTINS SGPS S.A. .........     1,503
    994,554        KAMPS AG. ..........................    31,938
     70,000        KATOKICHI CO LTD ...................     1,776
    131,106        KEEBLER FOODS CO ...................     4,867
  1,254,600        KELLOGG CO .........................    37,324
    591,000        KENTUCKY FRIED CHICKEN BERHAD ......       840
     70,393        KERRY GROUP (CLASS A) ..............       924
     65,000        KERRY GROUP PLC (CLASS A) ..........       839
    163,000        KIKKOMAN CORP ......................     1,259
  3,521,000      e KIRIN BREWERY CO LTD ...............    44,093
      6,500      * KRISPY KREME DOUGH .................       478
  5,701,356      * KROGER CO ..........................   125,786
    219,029        LANCASTER COLONY CORP ..............     4,271
    151,332        LANCE, INC .........................     1,362
    158,700        LANDRYS SEAFOOD RESTAURANTS, INC ...     1,349
  2,049,800        LI & FUNG LTD ......................    10,255
    567,502        LION NATHAN LTD ....................     1,269
      1,700        LOBLAW COS LTD .....................        49
    188,219        LONE STAR STEAKHOUSE & SALOON, INC .     1,906
    140,191        LUBY'S, INC ........................     1,122
    188,777        LVMH MOET HENNESSY LOUIS VUITTON ...    78,157
    430,400        MCCORMICK & CO, INC (NON-VOTE) .....    13,988
  8,307,707        MCDONALD'S CORP ....................   273,635
     50,000        MEFOS LTD ..........................       506
    426,000        MEIJI MILK PRODUCTS CO LTD .........     2,295
    534,708        MEIJI SEIKA KAISHA LTD .............     3,548
        927      * MELCO INTERNATIONAL DEVELOPMENT LTD          0
     89,875        MICHAEL FOODS, INC .................     2,202
     97,400      * MIDWEST GRAIN PRODUCTS, INC ........       810
    163,797        MOLSON, INC (CLASS A) ..............     3,200
      1,000        MOLSON, INC (CLASS B) ..............        19
      6,383        MORRISON MANAGEMENT SPECIALISTS, INC       180
  1,939,076        NABISCO GROUP HOLDINGS .............    50,295
    278,730        NABISCO HOLDINGS CORP (CLASS A) ....    14,633
    299,700        NESTLE MALAYSIA BERHAD .............     1,388
     89,561        NESTLE S.A. (REGD) .................   179,827
    292,741        NEW UNIGATE PLC ....................     1,285
    751,000        NICHIREI CORP ......................     3,208
    318,000      e NIPPON MEAT PACKERS, INC ...........     4,659
    700,000        NIPPON OIL & FATS CO LTD ...........     2,051
  1,043,000        NIPPON SUISAN KAISHA LTD ...........     1,912
    317,000        NISSHIN FLOUR MILLING CO LTD .......     3,176
    262,909        NISSIN FOOD PRODUCTS CO LTD ........     6,709
     94,300      * NPC INTERNATIONAL, INC .............       846
    730,029     e* NUMICO NV ..........................    34,780
     47,450      * O'CHARLEY'S, INC ...................       647
    221,344        ORKLA ASA ..........................     4,221
      7,977        OSTERREICHISCHE BRAU-
                    AKTIENGESELLSCHAF .................       363
    407,350      * OUTBACK STEAKHOUSE, INC ............    11,915
     57,500        OYJ HARTWALL ABP ...................     1,158
     38,600      * P.F. CHANGS CHINA BISTRO, INC ......     1,233
    130,790      * PAPA JOHN'S INTERNATIONAL, INC .....     3,204
  1,399,518        PARMALAT FINANZIARIA S.P.A. ........     1,983
      2,698      * PASCUAL HERMANOS S.A. ..............         1
     57,900        PENFORD CORP .......................     1,245
  1,100,210        PEPSI BOTTLING GROUP, INC ..........    32,112
 15,711,262        PEPSICO, INC .......................   698,169
     75,800      * PERFORMANCE FOOD GROUP CO ..........     2,426
     95,504        PERNOD-RICARD S.A. .................     5,218
    441,258        PICCADILLY CAFETERIAS, INC .........     1,241
     77,300        PILGRIMS PRIDE CORP (CLASS B) ......       551
    412,807   b,e* PLANET HOLLYWOOD, INC (CLASS A) ....         4
     35,000     b* POWER PACIFIC LTD ..................         0
      9,681      * Q.P. CORP ..........................        81
    738,304        QUAKER OATS CO .....................    55,465
         50      * RAINFOREST CAFE, INC ...............         0
    151,707        RAISIO GROUP PLC ...................       301
    178,643      * RALCORP HOLDINGS, INC ..............     2,188
  5,435,473        RALSTON PURINA CO ..................   108,370
    296,050     e* RINASCENTE S.P.A. ..................     1,686
     20,500        RIVIANA FOODS, INC .................       357
     51,900      * ROBERT MONDAVI CORP (CLASS A) ......     1,593
  3,353,710      e ROYAL AHOLD NV .....................    99,114
    390,668        RUBY TUESDAY, INC ..................     4,908
     98,200        RUDDICK CORP .......................     1,160

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 29

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  BEVERAGES, OTHER FOOD PRODUCTS--(CONTINUED)
    233,250      * RYAN'S FAMILY STEAK HOUSES, INC .... $   1,968
  4,259,436      * SAFEWAY, INC .......................   192,207
  2,569,445        SAINSBURY (J) PLC ..................    11,670
     12,000        SAKATA SEED CORP ...................       260
     38,150        SAPPORO BREWERIES LTD ..............       156
  5,340,660        SARA LEE CORP ......................   103,141
         10        SEABOARD CORP ......................         2
    944,800        SEAGRAMS CO LTD ....................    55,475
     40,880      e SEVEN-ELEVEN JAPAN CO LTD ..........     3,427
      5,600      * SHONEYS, INC .......................         7
    165,000        SKYLARK CO LTD .....................     6,534
     47,000      * SMART & FINAL, INC .................       361
    285,600      * SMITHFIELD FOODS, INC ..............     8,015
     33,008        SMUCKER, (J.M.) CO (CLASS A) .......       635
    194,700        SMUCKER, (J.M.) CO (CLASS B) .......     3,651
    345,000        SNOW BRAND MILK PRODUCTS CO ........     1,859
    107,423        SOBEYS, INC ........................     1,780
     77,601        SODEXHO ALLIANCE S.A. ..............    14,134
    150,751        SODEXHO MARRIOTT SERVICES, INC .....     2,412
    197,975      * SONIC CORP .........................     5,816
    457,138        SOUTH AFRICAN BREWERIES LTD ........     3,412
    648,192        SOUTHCORP LTD ......................     1,876
    108,836        STANDARD COMMERCIAL CORP ...........       497
  1,136,530      * STARBUCKS CORP .....................    43,401
    198,250      * SUIZA FOODS CORP ...................     9,689
    874,190        SUPERVALU, INC .....................    16,664
  2,959,833      e SWEDISH MATCH CO ...................     9,179
  2,996,361     e* SWEDISH MATCH AB RTS ...............       190
  2,263,100        SYSCO CORP .........................    95,333
    343,796        TAKARA SHUZO CO LTD ................     8,594
  1,103,807        TATE & LYLE PLC ....................     5,514
    109,300     e* TELEPIZZA S.A. .....................       618
     73,753      * TERRA INDUSTRIES, INC ..............        78
 17,060,822      * TESCO PLC ..........................    53,077
    117,975      * THE CHEESECAKE FACTORY CO ..........     3,244
     84,500      * TIGER BRANDS LTD ...................       758
    219,386        TOOTSIE ROLL INDUSTRIES, INC .......     7,679
  1,107,000     a* TPI ENTERPRISES, INC ...............         6
     22,100      * TRIARC COS, INC ....................       453
  1,107,471      * TRICON GLOBAL RESTAURANTS, INC .....    31,286
  1,122,360        TYSON FOODS, INC ...................     9,821
  4,831,071        UNILEVER LTD .......................    29,255
  1,411,595      e UNILEVER NV CERTIFICATE ............    65,019
     29,900      * UNITED NATURAL FOODS, INC ..........       411
    192,596        UNIVERSAL CORP .....................     4,069
    294,532        UNIVERSAL FOODS CORP ...............     5,449
    204,000        UNY CO LTD .........................     2,825
      7,485        VALORA HOLDINGS AG. (REGD) .........     2,085
    131,700      * VETERINARY CENTERS OF AMERICA, INC .     1,811
    516,800        VIAD CORP ..........................    14,083
    136,603      * VICORP RESTAURANTS, INC ............     2,493
    183,000      * VLASIC FOODS INTERNATIONAL, INC ....       297
  3,960,000      * WAL-MART DE MEXICO S.A. DE CV ......     9,293
    102,531        WEIS MARKETS, INC ..................     3,358
    505,469        WENDY'S INTERNATIONAL, INC .........     9,004
    333,600        WESTON (GEORGE) LTD ................    14,635
    616,506        WHITMAN CORP .......................     7,629
    152,700     e* WHOLE FOODS MARKET, INC ............     6,308
    121,500     e* WILD OATS MARKETS, INC .............     1,526
    445,832        WINN DIXIE STORES, INC .............     6,381
  1,504,966        WOOLWORTHS LTD .....................     5,571
     60,200        WRIGLEY (WM) JR CO .................     4,827
    373,800      f WRIGLEY (WM) JR CO (CLASS B) .......    29,974
     68,000        YAKULT HONSHA CO LTD ...............       906
    388,000        YAMAZAKI BAKING CO LTD .............     3,814
                                                       ----------
                                                        5,442,710
                                                       ----------
  TOBACCO--0.52%
    300,961        ALTADIS .............................    4,616
  3,637,447        ALTADIS S.A. ........................   56,104
    207,309        BRITISH AMERICAN TOBACCO
                    AUSTRALIA LTD ......................    1,307
    327,300        BRITISH AMERICAN TOBACCO BERHAD .....    2,670
  1,840,910        BRITISH AMERICAN TOBACCO PLC ........   12,290
  2,550,000        GALLAHER GROUP PLC ..................   14,592
    755,000      * GRUPO CARSO S.A. DE CV SERIES A .....    2,677
      1,757        JAPAN TOBACCO, INC ..................   15,460
 20,401,139        PHILIP MORRIS COS, INC ..............  541,905
    698,149        RJR REYNOLDS TOBACCO HOLDINGS, INC ..   19,505
     63,878      * SOUZA CRUZ S.A. .....................      382
  1,101,417        UST, INC ............................   16,177
     10,800      e VECTOR GROUP LTD ....................      159
                                                        ---------
                                                          687,844
                                                        ---------
                   TOTAL FOODS AND RELATED .............6,130,554
                                                        ---------
HEALTH--11.40%
  DRUGS AND PHARMACEUTICALS--9.46%
 10,191,313        ABBOTT LABORATORIES CO ..............  454,150
    207,300      * ABGENIX, INC ........................   24,847
     29,600      * ADVANCED TISSUE SCIENCE, INC ........      238
  1,100,408        AKZO NOBEL NV .......................   46,941
     16,000      * ALBANY MOLECULAR RESEARCH, INC ......      871
     16,700      * ALEXION PHARMACEUTICAL ..............    1,194
     75,000      * ALGOS PHARMACEUTICAL CORP ...........    1,144
    356,500      * ALKERMES, INC .......................   16,800
      6,872      * ALLERGAN SPECIALTY THERAPEUTICS,
                    INC (CLASS A) ......................      124
    745,044        ALLERGAN, INC .......................   55,506
     26,600      * ALLIANCE PHARMACEUTICAL CORP ........      299
     27,700      * ALLSCRIPTS ..........................      637
     22,900      * ALPHA BETA TECHNOLOGY, INC ..........        0
    105,100      e ALPHARMA, INC (CLASS A) .............    6,542
    313,520      * ALZA CORP ...........................   18,537
  9,835,567        AMERICAN HOME PRODUCTS CORP .........  577,840
    305,400      * AMERISOURCE HEALTH CORP (CLASS A) ...    9,467
  7,931,622      * AMGEN, INC ..........................  557,196
     36,700      * AMYLIN PHARMACEUTICALS, INC .........      557
    212,200      * ANDRX CORP ..........................   13,564
     76,000      * ANESTA CORP .........................    1,891
      8,800      * APHTON CORP .........................      227
     45,349      * AQUILA BIOPHARMACEUTICALS, INC ......      133
  2,126,524        ASTRAZENECA PLC .....................   99,404
     75,000        ASTRAZENECA PLC (SPONS ADR) .........    3,488
  1,624,893        ASTRAZENECA PLC (UNITED KINGDOM) ....   75,889
    295,600      * AVATEX CORP (CLASS A) ...............      157
  1,679,462        AVENTIS S.A. ........................  123,079
    141,215     e* AVIRON, INC .........................    4,360
         59      * AXYS PHARMACEUTICALS, INC ...........        0
  1,000,000      * BANYU PHARMACEUTICAL CO LTD .........   24,526
    125,400      * BARR LABORATORIES, INC ..............    5,619
    599,749        BAYER AG. ...........................   23,457
    176,269        BEIERSDORF AG. ......................   14,869
    804,654        BERGEN BRUNSWIG CORP (CLASS A) ......    4,426
    162,021        BINDLEY WESTERN INDUSTRIES, INC .....    4,283
    211,100      * BIOCHEM PHARMA, INC .................    5,157
    835,398      * BIOGEN, INC .........................   53,883
    426,113      * BIOMARIN PHARMACEUTICAL, INC ........    7,244
     79,500      * BIOMATRIX, INC ......................    1,799
     21,800     e* BIOPURE CORP ........................      410
    344,800      * BIO-TECHNOLOGY GENERAL CORP .........    4,547
     37,300      * BIOVAIL CORP ........................    2,068
    105,000      * BIOVAIL CORP (CANADA) ...............    5,857
  2,080,721        BOOTS CO LTD ........................   15,845
     28,350      * BOSTON LIFE SCIENCES, INC ...........      251
 15,307,644        BRISTOL MYERS SQUIBB CO .............  891,670
  6,601,866        CARDINAL HEALTH, INC ................  488,538

SEE NOTES TO FINANCIAL STATEMENTS

30 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------

DRUGS AND PHARMACEUTICALS--(CONTINUED)
  1,264,781      * CAREMARK RX, INC ....................$   8,616
     39,900      * CELL GENESYS, INC ...................    1,117
    126,299     e* CELL PATHWAYS, INC ..................    2,968
     28,300      * CELL THERAPEUTICS ...................      867
    257,815      * CELLTECH GROUP PLC ..................    4,996
    261,385      * CEPHALON, INC .......................   15,650
     58,700      * CHATTEM, INC ........................      803
     90,900      * CHIREX, INC .........................    1,818
    468,343      * CHIRON CORP .........................   22,246
    297,000      e CHUGAI PHARMACEUTICAL CO LTD ........    5,628
     93,856        CIPLA LTD ...........................    1,819
    147,000      * COLUMBIA LABORATORIES, INC ..........      845
    215,850      * COR THERAPEUTICS, INC ...............   18,415
     93,700      * CORIXA CORP .........................    4,023
    122,400     e* COULTER PHARMACEUTICALS, INC ........    2,509
     18,000      * CREATIVE BIOMOLECULES, INC ..........      252
         95      * CRESCENDO PHARMACEUTICALS CORP ......        2
    406,681        CSL LTD .............................    8,066
  6,351,267        CVS CORP ............................  254,051
     36,736      * CYTOGEN CORP ........................      372
    485,286        DAIICHI PHARMACEUTICAL CO LTD .......   12,338
     69,716        DIAGNOSTIC PRODUCTS CORP ............    2,231
    568,645        DR. REDDY'S LABORATORIES LTD (DEMAT)    16,701
     15,300      * DRUGSTORE.COM, INC ..................      115
    900,600        DSM NV ..............................   29,007
    108,700     e* DUANE READE, INC ....................    2,799
    280,300      * DURA PHARMACEUTICALS, INC ...........    4,029
    136,100      * DURAMED PHARMACEUTICALS, INC ........      740
    378,036        EISAI CO LTD ........................   12,148
    540,964     e* ELAN CORP PLC ADR ...................   26,203
      5,100     e* ENVISION DEVELOPMENT CORP ...........      112
    171,096      * ENZON, INC ..........................    7,272
         63      * EPITOPE, INC ........................        1
    169,000      * E-Z-EM, INC (CLASS A) ...............    1,099
    231,367      * E-Z-EM, INC (CLASS B) ...............    1,706
    328,205        F.H. FAULDING & CO LTD ..............    1,613
    502,892      * FOREST LABORATORIES, INC ............   50,792
     47,132        GEHE AG. ............................    1,514
     86,000      * GELTEX PHARMACEUTICALS, INC .........    1,758
    404,600      * GENENTECH, INC ......................   69,591
  1,400,000      * GENESOFT SERIES C FINANCING .........    7,000
    485,596      * GENZYME CORP (GENERAL DIVISION) .....   28,863
      8,577     e* GENZYME CORP (TISSUE REPAIR
                    DIVISION) ..........................       45
         19      * GENZYME SURGICAL PRODUCTS ...........        0
         52      * GENZYME-MOLECULAR ONCOLOGY ..........        1
    322,693      * GILEAD SCIENCES, INC ................   22,952
 15,037,063        GLAXO WELLCOME PLC ..................  438,674
     76,600     e* GUILFORD PHARMACEUTICALS, INC .......    1,154
     78,500     e* HEMISPHERX BIOPHARMA, INC ...........      442
      7,183        HERBALIFE INTERNATIONAL,
                    INC (CLASS A) ......................       63
     18,766        HERBALIFE INTERNATIONAL, INC (CLASS B)     148
    390,370      * HUMAN GENOME SCIENCES, INC ..........   52,066
     11,100      * HYSEQ, INC ..........................      504
    428,079        ICN PHARMACEUTICALS, INC ............   11,906
    242,850      * ICOS CORP ...........................   10,685
    196,200      * IDEC PHARMACEUTICALS CORP ...........   23,017
    179,500      * IDEXX LABORATORIES, INC .............    4,106
     63,600      * IGEN INTERNATIONAL, INC .............    1,053
    257,400      * IMCLONE SYSTEMS, INC ................   19,675
    166,900      * IMMUCOR, INC ........................      939
  1,416,091      * IMMUNEX CORP ........................   70,008
     44,100      * IMMUNOMEDICS, INC ...................    1,080
     72,200     e* INHALE THERAPEUTIC SYSTEMS ..........    7,326
     33,700      * INVITROGEN CORP .....................    2,534
    220,200     e* ISIS PHARMACEUTICALS, INC ...........    3,193
    735,888      * IVAX CORP ..........................    30,539
  9,923,902        JOHNSON & JOHNSON CO ............... 1,010,998
    360,150        JONES PHARMACEUTICAL, INC ..........    14,383
     75,000      e KAKEN PHARMACEUTICAL CO LTD ........       582
    260,156      * KING PHARMACEUTICALS, INC ..........    11,414
      4,090      e KISSEI PHARMACEUTICALS CO LTD ......        79
    223,000        KOBAYASHI PHARMACEUTICAL CO LTD ....    20,866
     10,200      * KOS PHARMACEUTICALS, INC ...........       164
     39,100      * KV PHARMACEUTICAL CO (CLASS B) .....     1,063
    748,000        KYOWA HAKKO KOGYO ..................     7,331
    347,800      * LIGAND PHARMACEUTICALS CO (CLASS A)      4,587
  6,830,805        LILLY (ELI) & CO ...................   682,227
    106,498        LONGS DRUG STORES CORP .............     2,316
    711,611        LYONDELL CHEMICAL CO ...............    11,919
    132,100     e* MACROCHEM CORP (DELAWARE) ..........       640
    429,050        MALLINCKRODT, INC ..................    18,637
      4,400      * MANNATECH, INC .....................        10
  1,285,150   a,e* MARTEK BIOSCIENCES CORP ............    24,097
     22,800      * MATRIX PHARMACEUTICALS, INC ........       298
    376,200      e MATSUMOTOKIYOSHI ...................    39,538
     22,200     e* MAXIM PHARMACEUTICAL ...............     1,141
  1,649,962        MCKESSON HBOC, INC .................    34,546
     45,400        MDS, INC ...........................     1,394
    182,702      * MEDICIS PHARMACEUTICAL CORP
                    (CLASS A) .........................    10,414
  1,108,822      * MEDIMMUNE, INC .....................    82,053
    394,838        MERCK & CO KGAA ....................    12,036
 18,156,593        MERCK & CO, INC .................... 1,391,249
     15,500      * MGI PHARMA, INC ....................       446
    548,318      * MILLENNIUM PHARMACEUTICALS, INC ....    61,343
      5,800      * MIRAVANT MEDICAL TECHNOLOGY ........       129
    712,934        MYLAN LABORATORIES, INC ............    13,011
     27,100      * NABI, INC ..........................       198
    176,700        NATURES SUNSHINE PRODUCTS, INC .....     1,237
    336,830      * NBTY, INC ..........................     2,147
     88,000     e* NCS HEALTHCARE, INC (CLASS A) ......        66
     32,600      * NEO RX CORP ........................       615
     15,400      * NEOPROBE CORP ......................        11
     62,700      * NEUROGEN CORP ......................     1,810
    146,874        NOVARTIS AG. (REGD) ................   233,394
     14,000      * NOVEN PHARMACEUTICALS, INC .........       421
    225,490        NOVO NORDISK AS (CLASS B) ..........    38,536
    291,762      * NU SKIN ENTERPRISES, INC (CLASS A) .     1,678
  1,170,000        NYCOMED AMERSHAM PLC ...............    11,619
    565,400        OMNICARE, INC ......................     5,124
    244,700     e* ORGANOGENESIS, INC .................     2,799
     98,500      * PATHOGENESIS CORP ..................     2,561
     30,350      * PENWEST PHARMACEUTICALS CO .........       305
 47,316,884        PFIZER, INC ........................ 2,271,210
     39,042      * PHARMACEUTICAL RESOURCES, INC ......       205
     17,900      * PHARMACOPEIA, INC ..................       830
     92,200      * PHARMACYCLICS, INC .................     5,624
     37,900      * PRAECIS PHARMACEUTICALS, INC .......     1,056
     96,207      * PRIORITY HEALTHCARE CORP (CLASS A) .     7,149
        400      * PRIORITY HEALTHCARE CORP (CLASS B) .        30
    182,725      * PROTEIN DESIGN LABORATORIES, INC ...    30,141
     55,300      * QLT PHOTOTHERAPEUTICS, INC .........     4,292
  1,489,500      * RANBAXY LABORATORIES LTD (DEMAT) ...    19,339
    233,300      * REGENERON PHARMACEUTICALS, INC .....     6,955
     15,000      * REPLIGEN CORP ......................        94
      8,500      * RIBOZYME PHARMACEUTICALS, INC ......       219
  1,902,053      e RITE AID CORP ......................    12,482
     17,296        ROCHE HOLDINGS AG. (GENUSSCHEINE) ..   168,907
     48,200     e* SAFESCIENCE, INC ...................       253
     98,900      * SANGSTAT MEDICAL CORP ..............     2,856
    468,196        SANKYO CO LTD ......................    10,598
  1,397,520        SANOFI-SYNTHELABO S.A. .............    66,849

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 31

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  DRUGS AND PHARMACEUTICALS--(CONTINUED)
    625,500      e SANTEN PHARMACEUTICAL CO LTD .......$   15,134
     32,900      * SCHEIN PHARMACEUTICAL, INC .........       711
    645,260        SCHERING AG. .......................    35,876
 11,504,262        SCHERING-PLOUGH CORP ...............   580,965
    435,850      * SCIOS, INC .........................     2,452
    454,000     e* SEPRACOR, INC ......................    54,764
    116,800      * SEROLOGICALS CORP ..................       584
    411,000        SHIONOGI & CO LTD ..................     7,827
      1,153      * SHIRE PHARMACEUTICALS GROUP PLC ADR         60
    556,881      * SICOR, INC .........................     4,455
    568,114        SIGMA ALDRICH CORP .................    16,617
 11,049,628        SMITHKLINE BEECHAM/BECKMAN LTD .....   144,697
    460,833        SUN PHARMACEUTICAL INDUSTRIES LTD ..     5,571
    342,280        SUN PHARMACEUTICAL INDUSTRIES LTD
                    (NEW ..............................     4,122
    131,900      * SUPERGEN, INC ......................     4,781
     61,500      * SYNCOR INTERNATIONAL CORP ..........     4,428
    454,000        TAISHO PHARMACEUTICAL CO LTD .......    16,305
     94,700      * TECHNE CORP ........................    12,311
      7,000        TEVA PHARMACEUTICALS INDUSTRIES LTD        388
     31,100      * TEXAS BIOTECHNOLOGY CORP ...........       591
    175,400      * THERAGENICS CORP ...................     1,502
     36,200      * TITAN PHARMACEUTICALS, INC .........     1,557
    126,900     e* TRANSKARYOTIC THERAPIES, INC .......     4,664
    204,200      * TRIANGLE PHARMACEUTICALS, INC ......     1,851
    151,300      * TWINLAB CORP .......................       965
    137,693        UCB S.A. ...........................     5,079
    177,800     e* UNITED THERAPEUTICS CORP ...........    19,269
     86,199      * VENTIV HEALTH, INC .................       959
    161,700      * VERTEX PHARMACEUTICALS, INC ........    17,039
    123,200      * VICAL, INC .........................     2,372
  6,183,092        WALGREEN CO ........................   199,018
    516,305      * WATSON PHARMACEUTICALS, INC ........    27,751
     79,287        WEST PHARMACEUTICAL SERVICES, INC ..     1,715
          3      * XOMA LTD ...........................         0
    489,849      e YAMANOUCHI PHARMACEUTICAL CO LTD ...    26,806
     30,700      * ZILA, INC ..........................       117
                                                       ----------
                                                       12,578,160
                                                       ----------
  MEDICAL EQUIPMENT AND SUPPLIES--1.62%
     15,400      * ABIOMED, INC .......................       474
      8,900      * ACLARA BIOSCIENCES, INC ............       453
    134,200      * ACUSON CORP ........................     1,812
     38,675      * ADAC LABORATORIES, INC .............       928
     12,600      * ADE CORP ...........................       241
    159,150      * AFFYMETRIX, INC ....................    26,280
  2,446,687      * AGILENT TECHNOLOGIES, INC ..........   180,443
     91,300      * ALARIS MEDICAL, INC ................       160
     63,100        ANALOGIC CORP ......................     2,524
      4,800      * APPLIED ANALYTICAL INDUSTRIES, INC .        46
     29,900      * ARADIGM CORP .......................       523
     70,994        ARROW INTERNATIONAL, INC ...........     2,378
     20,000      * ARTHROCARE CORP ....................     1,065
     27,900      * ASPECT MEDICAL SYSTEMS, INC ........       753
     19,073      * BACOU U.S.A., INC ..................       381
    353,925        BARD (C.R.), INC ...................    17,033
    433,723        BAUSCH & LOMB, INC .................    33,559
  1,791,363        BAXTER INTERNATIONAL, INC ..........   125,955
     97,100      * BAXTER INTERNATIONAL, INC RTS ......        15
 16,701,055      f BB BIOVENTURES L.P. ................    28,623
    170,687        BECKMAN COULTER, INC ...............     9,964
  1,751,724        BECTON DICKINSON & CO ..............    50,253
    686,300        BIOMET, INC ........................    26,380
     69,956      * BIO-RAD LABORATORIES, INC (CLASS A)      1,749
  1,878,750      * BOSTON SCIENTIFIC CORP .............    41,215
     63,700     e* BRITESMILE, INC ....................       287
     66,667     e* CALIPER TECHNOLOGIES CORP ..........     3,067
     83,650        CIRCOR INTERNATIONAL, INC ..........       685
     40,600     e* CLOSURE MEDICAL CORP ...............       934
     84,228        COCHLEAR LTD .......................     1,454
    228,700      * COGNEX CORP ........................    11,835
    145,680      * COHERENT, INC ......................    12,219
      5,000      * COHESION TECHNOLOGIES, INC .........        59
    127,000        COHU, INC ..........................     3,425
    127,900      * CONMED CORP ........................     3,309
     90,375        COOPER COS, INC ....................     3,287
      8,200     b* CPX CORP ...........................         1
    339,312      * CREDENCE SYSTEMS CORP ..............    18,726
     92,980        CUBIC CORP .........................     1,743
    112,800      * CYBERONICS, INC ....................     1,354
     20,100      * CYBEROPTICS THERAPEUTICS CORP ......       930
    232,100      * CYTYC CORP .........................    12,388
     76,200        DATASCOPE CORP .....................     2,743
    278,600        DENTSPLY INTERNATIONAL, INC ........     8,584
    140,600      * DIONEX CORP ........................     3,761
    193,418     e* DYNATECH CORP ......................     3,506
    124,600      * ECLIPSE SURGICAL TECHNOLOGY, INC ...       545
    462,492      * EDWARDS LIFESCIENCES CORP ..........     8,556
    128,682      * ENZO BIOCHEMICAL, INC ..............     8,879
     35,219        ESSILOR INTERNATIONAL S.A. .........    10,135
    252,420        FANUC LTD ..........................    25,742
    166,993     e* FRESENIUS MEDICAL CARE AG. .........    13,447
    687,000        GAMBRO AB (CLASS A) ................     5,639
     94,000        GAMBRO AB (CLASS B) ................       750
      9,500      * GASONICS INTERNATIONAL CORP ........       375
    185,200      * GENRAD, INC ........................     1,667
     62,300     e* GLIATECH, INC ......................     1,262
  2,489,719      * GUIDANT CORP .......................   123,241
    150,000      * HAEMONETICS CORP ...................     3,150
    138,600      * HANGER ORTHOPEDIC GROUP, INC .......       684
     18,500      * IMATRON, INC .......................        43
    812,327        IMI PLC ............................     3,480
     47,200      * IMPATH, INC ........................     2,561
    277,274      * INPUT/OUTPUT, INC ..................     2,339
    151,300        INVACARE CORP ......................     3,972
 21,269,412        INVENSYS PLC .......................    79,855
      3,100      * I-STAT CORP ........................        54
    587,128        JOHNSON CONTROLS, INC ..............    30,127
     75,730        KEYENCE CORP .......................    25,051
  1,327,466      * KLA-TENCOR CORP ....................    77,740
     57,338     e* LABORATORY CORP OF AMERICA HOLDINGS      4,422
    310,935      * LTX CORP ...........................    10,863
    180,200        LUXOTTICA GROUP S.P.A. ADR .........     2,196
    137,300      * MECHANICAL TECHNOLOGY, INC .........     2,060
    214,200      * MEDICAL MANAGER CORP ...............     7,296
     15,966   b,e* MEDICAL RESOURCES, INC .............         1
  9,305,224        MEDTRONIC, INC .....................   463,516
    119,700        MENTOR CORP ........................     3,254
    296,700      * METTLER-TOLEDO INTERNATIONAL, INC ..    11,868
     17,500      * MICROVISION, INC ...................       858
    233,400        MILLIPORE CORP .....................    17,593
    282,600        MINE SAFETY APPLIANCE CO ...........     6,782
    109,195      * MINIMED, INC .......................    12,885
     41,800      * MKS INSTRUMENTS, INC ...............     1,635
     60,900      * MOLECULAR DEVICES CORP .............     4,214
    120,000        MORITEX CORP .......................    10,945
  3,000,000      * MPM BIOVENTURES ....................     2,789
    199,100        MTS SYSTEMS CORP ...................     1,244
     22,300      * NANOGEN, INC .......................       946
     58,900        NEWPORT CORP .......................     6,324
     89,900      * NOVOSTE CORP .......................     5,484
     99,700      * OCULAR SCIENCES, INC ...............     1,171
      9,100      * ORATEC INTERVENTIONS, INC ..........       304

SEE NOTES TO FINANCIAL STATEMENTS

32 o 2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                              VALUE (000)
  -----                                                 -------
  MEDICAL EQUIPMENT AND SUPPLIES--(CONTINUED)
     88,800      * OSTEOTECH, INC ...................... $    932
     15,100      * PACKARD BIOSCIENCE ..................      257
    456,652      * PE CORP-CELERA GENOMICS GROUP .......   42,697
  1,159,412        PE CORP-PE BIOSYSTEMS GROUP .........   76,376
    247,200        PERKINELMER, INC ....................   16,346
     17,700      * PHOTON DYNAMICS INC .................    1,322
         76      * POSSIS MEDICAL, INC .................        0
    245,295      * QUEST DIAGNOSTICS, INC ..............   18,336
      8,407        RADIOMETER AS (CLASS B) .............      266
    198,900      * RESMED, INC .........................    5,321
    198,978      * RESPIRONICS, INC ....................    3,582
     29,800      * ROBOTIC VISION SYSTEMS, INC .........      536
      3,000      * RUDOLPH TECHNOLOGIES, INC ...........      116
     59,500   b,e* SABRATEK CORP .......................        9
     94,100      * SCOTT TECHNOLOGIES, INC .............    1,617
  2,718,307        SMITH & NEPHEW PLC ..................   10,041
     30,849      * SOLA INTERNATIONAL, INC .............      150
     12,556      * SONOSITE, INC .......................      362
         60      * SPACELABS MEDICAL, INC ..............        1
    579,658      * ST. JUDE MEDICAL, INC ...............   26,592
    422,044      * STERIS CORP .........................    3,746
    938,360        STRYKER CORP ........................   41,053
    301,500      * SUMMIT TECHNOLOGY, INC ..............    5,691
     42,500      * SUNRISE MEDICAL, INC ................      207
    292,700     e* SUNRISE TECHNOLOGY INTERNATIONAL, INC    2,927
    615,520      * SYBRON INTERNATIONAL CORP ...........   12,195
    212,579        TEKTRONIX, INC ......................   15,731
    234,600        TELEFLEX, INC .......................    8,387
  1,330,413      * TERADYNE, INC .......................   97,785
     59,650      * THERMEDICS, INC .....................      593
     37,200      * THERMO CARDIOSYSTEMS, INC ...........      372
    937,922      * THERMO ELECTRON CORP ................   19,755
     63,585      * THERMO INSTRUMENT SYSTEMS, INC ......    1,192
      8,100      * THERMOTREX CORP .....................       90
        136      * TREX MEDICAL CORP ...................        0
    102,828      * VARIAN MEDICAL SYSTEMS, INC .........    4,023
    194,528      * VARIAN, INC .........................    8,973
     68,904      * VEECO INSTRUMENTS, INC ..............    5,047
     83,300     e* VENTANA MEDICAL SYSTEMS, INC ........    1,958
    280,450      * VISX, INC ...........................    7,870
     68,500        VITAL SIGNS, INC ....................    1,242
    207,500     e* VIVUS, INC ..........................    1,440
    327,920      * WATERS CORP .........................   40,929
    108,818      * WESLEY JESSEN VISIONCARE, INC .......    4,087
     62,498        WILLIAM DEMANT AS ...................    1,855
    318,007        WILLIAMS PLC ........................    1,854
     49,400        X RITE, INC .........................      451
    404,000        YOKOGAWA ELECTRIC CORP ..............    4,047
                                                        ---------
                                                        2,153,807
                                                        ---------
  MEDICAL FACILITIES MANAGEMENT--0.32%
     30,000      * ACCREDO HEALTH, INC .................    1,037
    119,000      * ADVANCE PARADIGM, INC ...............    2,440
    134,500     e* ALTERRA HEALTHCARE CORP .............      269
    119,900      * AMERICAN HOMEPATIENT, INC ...........       41
     84,678      * AMERICAN RETIREMENT CORP ............      471
    122,800      * AMERIPATH, INC ......................    1,090
    327,153      * APRIA HEALTHCARE GROUP, INC .........    4,008
    621,061      * BEVERLY ENTERPRISES, INC ............    1,747
     64,100      * CAPITAL SENIOR LIVING CORP ..........      188
    162,008     e* CAREMATRIX CORP .....................       86
  3,725,099        COLUMBIA/HCA HEALTHCARE CORP ........  113,150
         32      * CORAM HEALTHCARE CORP ...............        0
    371,500      * COVENTRY HEALTH CARE, INC ...........    4,951
     89,100      * CURATIVE HEALTH SERVICES, INC .......      537
     28,100      * CYBER-CARE, INC .....................      280
    166,400      * EXPRESS SCRIPTS, INC ................   10,338
    328,200   b,e* FPA MEDICAL MANAGEMENT, INC .........        0
     98,398      * GENTIVA HEALTH SERVICES, INC ........      799
  7,375,000      * HEALTH MANAGEMENT ASSOCIATES, INC
                    (CLASS A) (NEW) ....................   96,336
      4,200        HEALTHPLAN SERVICES CORP ............       10
  1,868,291      * HEALTHSOUTH CORP ....................   13,428
    359,200        HOOPER HOLMES, INC ..................    2,874
     92,400      * INNOVATIVE CLINICAL SOLUTIONS LTD ...        9
    339,563     b* INTEGRATED HEALTH SERVICES, INC .....       51
    167,200      * LASER VISION CENTERS, INC ...........    1,035
    182,383      * LCA-VISION, INC .....................      445
    212,257      * LIFEPOINT HOSPITALS, INC ............    4,723
    241,400      * LINCARE HOLDINGS, INC ...............    5,944
        360      * LTC HEALTHCARE, INC .................        0
     98,600      * MAGELLAN HEALTH SERVICES, INC .......      123
    513,652      * MANOR CARE, INC .....................    3,596
    914,924      * MARINER POST-ACUTE NETWORK, INC .....      124
    212,100      * MATRIA HEALTHCARE, INC ..............      974
      3,032      * NATIONAL HEALTHCARE CORP ............       17
         75        NICHII GAKKAN CO ....................        3
    255,600      * ORTHODONTIC CENTERS OF AMERICA, INC .    5,783
         56      * PARACELSUS HEALTHCARE CORP ..........        0
     93,600     e* PEDIATRIX MEDICAL GROUP, INC ........    1,088
     23,900     b* PHP HEALTHCARE CORP .................        0
    101,595      * PHYAMERICA PHYSICIAN GROUP, INC .....       15
    631,987      * PHYCOR, INC .........................      395
      5,794     b* PHYSICIANS RESOURCE GROUP, INC ......        0
     94,600      * PROVINCE HEALTHCARE CO ..............    3,417
    440,300      * QUORUM HEALTH GROUP, INC ............    4,541
    281,800      * RENAL CARE GROUP, INC ...............    6,891
    116,650      * RES-CARE, INC .......................      627
     80,684      * RESPONSE ONCOLOGY, INC ..............       73
    368,766   b,e* SUN HEALTHCARE GROUP, INC ...........       20
    118,970     e* SUNRISE ASSISTED LIVING, INC ........    2,201
  4,120,118        TENET HEALTHCARE CORP ...............  111,243
    476,100      * TOTAL RENAL CARE HOLDINGS, INC ......    2,857
    214,857      * TRIAD HOSPITALS, INC ................    5,197
    171,700      * UNIVERSAL HEALTH SERVICES, INC ......   11,246
    418,452      * US ONCOLOGY, INC ....................    2,092
    147,888     b* VENCOR, INC .........................       16
                                                       ----------
                                                          428,826
                                                       ----------
                   TOTAL HEALTH ...................... 15,160,793
                                                       ----------
INDUSTRIAL MACHINERY--5.84%
  ELECTRICAL--3.84%
    394,039        ABB LTD ............................    45,914
     68,990        ABB LTD (SWITZERLAND) ..............     8,284
     15,600     e* ACT MANUFACTURING ..................       724
     85,400      * ADVANCED LIGHTING TECHNOLOGIES, INC      1,580
    242,300        AMETEK, INC ........................     4,240
    158,300      * ANICOM, INC ........................       594
    133,346      * ANIXTER INTERNATIONAL, INC .........     3,534
  2,043,000      e ANRITSU CORP .......................    36,687
     17,000      * ARGUSS COMMUNICATIONS, INC .........       321
  2,643,849      * ARM HOLDINGS PLC ...................    28,338
    672,164      * ARROW ELECTRONICS, INC .............    20,837
     23,200      * AUDIOVOX CORP ......................       512
    327,380        AVNET, INC .........................    19,397
     74,733        BALDOR ELECTRIC CO .................     1,392
    176,900      * BALLARD POWER SYSTEMS, INC .........    15,998
     93,600        BARNES GROUP, INC ..................     1,527
    400,250      * BRIGHTPOINT, INC ...................     3,465
    211,100        C&D TECHNOLOGIES, INC ..............    11,927
    226,200      * CELLSTAR CORP ......................       629
  2,371,445        COOPER INDUSTRIES, INC .............    77,220
    178,000      * ELECTRO SCIENTIFIC INDUSTRIES, INC .     7,838

SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report o 33

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                VALUE (000)
  ------                                                -----------
ELECTRICAL--(CONTINUED)
    232,601      * ELECTROCOMPONENTS PLC ...............$   2,377
  2,931,920        EMERSON ELECTRIC CO .................  177,015
     10,378      * EMPRESA FABRIL DE MAQUINAS ELECTRICAS       66
  1,858,224      * ENERGIZER HOLDINGS, INC .............   33,913
    664,558      * ERG LTD .............................    5,175
    149,400      e EXIDE CORP ..........................    1,195
     34,600      * FIREARMS TRAINING SYSTEMS, INC ......        9
     10,400        FRANKLIN ELECTRIC CO, INC ...........      705
     87,300      * FUJI MACHINE MANUFACTURING CO .......    4,596
  2,676,000        FURUKAWA ELECTRIC CO LTD ............   56,021
    107,000        FUTABA CORP .........................    4,308
 78,191,919        GENERAL ELECTRIC CO .................4,144,172
     42,400      * GENLYTE GROUP, INC ..................      893
    371,100        GRAINGER (W.W.), INC ................   11,435
    142,300      * HIROSE ELECTRIC CO LTD ..............   22,205
        300      * HMT TECHNOLOGY CORP .................        0
    191,776        HUBBELL, INC (CLASS B) ..............    4,890
    144,800        HUGHES SUPPLY, INC ..................    2,860
  1,493,320        JOHNSON ELECTRIC HOLDINGS LTD .......   14,128
      8,715      * JUNO LIGHTING, INC ..................       52
    177,800      * KENT ELECTRONICS CORP ...............    5,301
    641,300     e* KOMAG, INC ..........................    1,122
    127,100      * LITTELFUSE, INC .....................    6,228
     18,300        LSI INDUSTRIES, INC .................      278
    261,800      * MABUCHI MOTOR CO LTD ................   33,899
      1,774      * MAGNETEK, INC .......................       14
  2,239,000        MITSUBISHI ELECTRIC CORP ............   24,293
     25,000      * MOOG, INC (CLASS A) .................      659
    270,249        NATIONAL SERVICE INDUSTRIES, INC ....    5,270
    962,644      e NGK SPARK PLUG CO LTD ...............   14,930
     49,200        PIONEER-STANDARD ELECTRONICS, INC ...      726
     14,600      e PLUG POWER, INC .....................      913
    172,600      * RAYOVAC CORP ........................    3,862
    323,197        REUNERT LTD .........................      477
  2,739,142        ROCKWELL INTERNATIONAL CORP .........   86,283
    159,000        SAMSUNG ELECTRO MECHANICS CO ........    9,967
    120,250        SAMSUNG ELECTRONICS CO LTD ..........   39,793
    117,650        SLI, INC ............................    1,427
    209,700        STEWART & STEVENSON SERVICES, INC ...    3,159
  3,467,500        SUMITOMO ELECTRIC INDUSTRIES CO .....   59,580
     10,000        SWISSLOG HOLDING AG. (REGD) .........    4,920
    367,633        THOMAS & BETTS CORP .................    7,031
    141,077        THOMAS INDUSTRIES, INC ..............    2,495
     44,000        TUBOS DE ACERO DE MEXICO S.A. .......      608
    285,200      * UCAR INTERNATIONAL, INC .............    3,725
    126,400      * VICOR CORP ..........................    4,400
    188,000      * WESCO INTERNATIONAL, INC ............    1,798
     16,900        WOODWARD GOVERNOR CO ................      478
                                                       ----------
                                                        5,100,609
                                                       ----------
  OTHER INDUSTRIAL EQUIPMENT--2.00%
     11,300      * A.S.V., INC .........................      162
    168,225        AAR CORP ............................    2,019
    388,800        AGCO CORP ...........................    4,763
     23,836        AGIV AG. ............................      257
    538,000        AMADA CO LTD ........................    4,576
    477,648      * AMERICAN STANDARD COS, INC ..........   19,584
    187,511        APPLIED INDUSTRIAL TECHNOLOGIES, INC     3,070
  5,270,789      * APPLIED MATERIALS, INC ..............  477,665
    255,984        APPLIED POWER, INC (CLASS A) ........    8,575
     23,900      * APPLIED SCIENCE & TECHNOLOGY, INC ...      618
     87,700      * ASTEC INDUSTRIES, INC ...............    2,225
    242,200      * ASYST TECHNOLOGIES, INC .............    8,295
    101,428        ATLAS COPCO AB SERIES A FREE ........    1,966
     88,909        ATLAS COPCO AB SERIES B FREE ........    1,673
    137,500      * ATMI, INC ...........................    6,394
     58,100     e* AVIATION SALES CO ...................      359
  2,077,731        BAKER HUGHES, INC ...................   66,487
    647,092        BLACK & DECKER CORP .................   25,439
    144,791        BRIGGS & STRATTON CORP ..............    4,959
     69,600      * BROOKS AUTOMATION, INC ..............    4,450
    610,115        BRUNSWICK CORP ......................   10,105
     90,300        BUDERUS AG. .........................    1,429
  2,483,400        CATERPILLAR, INC ....................   84,125
        600        CMI CORP (CLASS A) ..................        2
     53,900        COLUMBUS MCKINNON CORP ..............      748
    421,996      * COOPER CAMERON CORP .................   27,852
    294,300        CUMMINS ENGINE CO, INC ..............    8,020
     30,450      * CUNO, INC ...........................      704
    143,879     e* DAI NIPPON SCREEN MANUFACTURING
                    CO LTD .............................    1,372
    165,000        DAIFUKU CO LTD ......................    1,834
    829,000        DAIKIN INDUSTRIES LTD ...............   19,314
  1,662,373        DEERE & CO ..........................   61,508
    110,400        DETROIT DIESEL CORP .................    1,628
    260,400        DONALDSON CO, INC ...................    5,143
  1,289,272        DOVER CORP ..........................   52,296
     54,700      * DRIL-QUIP, INC ......................    2,557
    447,000        EBARA CORP ..........................    6,071
    120,700      * ELECTROGLAS, INC ....................    2,595
    107,320      * ESTERLINE CORP ......................    1,596
      2,103      * FAIRCHILD CORP (CLASS A) ............       10
    238,770        FEDDERS CORP ........................    1,388
    153,550        FEDDERS CORP (CLASS A) ..............      710
    342,878        FKI PLC .............................    1,220
    407,810        FLOWSERVE CORP ......................    6,143
     41,669        FLS INDUSTRIES AS (CLASS B) .........      643
    131,400      * FSI INTERNATIONAL, INC ..............    2,850
    125,663        FUTURIS CORP LTD ....................      138
     86,591      * GARDNER DENVER, INC .................    1,548
    109,781        GRACO, INC ..........................    3,568
    598,350      * GRANT PRIDECO, INC ..................   14,959
     43,100        HARDINGE, INC .......................      450
    273,600     b* HARNISCHFEGER INDUSTRIES, INC .......       93
    269,900      * HORIZON OFFSHORE, INC ...............    4,183
    124,930        IDEX CORP ...........................    3,943
     31,775      * INDUSTRIE-WERKE KARLSRUHE
                    AUGSBURG AG. .......................      503
  1,132,887        INGERSOLL-RAND CO ...................   45,599
     43,400      * IONICS, INC .........................    1,329
  1,144,000      * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES     2,076
    315,090        JLG INDUSTRIES, INC .................    3,742
     22,000      * JLK DIRECT DISTRIBUTION, INC
                    (CLASS A) ..........................      113
  2,436,200        JOT AUTOMATION GROUP OYJ ............   16,324
    191,700        KAYDON CORP .........................    4,026
    183,857        KENNAMETAL, INC .....................    3,941
  1,717,311        KOMATSU LTD .........................   12,108
    127,000      e KOMORI CORP .........................    2,225
    160,046        KONE CORP SERIES B ..................    9,665
    245,000        KOYO SEIKO CO LTD ...................    2,133
  1,908,467        KUBOTA CORP .........................    6,944
    215,775      * KULICHE & SOFFA INDUSTRIES, INC .....   12,812
  1,029,457      * LAM RESEARCH CORP ...................   38,605
  4,048,693        LARSEN & TOUBRO LTD .................   22,368
     96,600        LAWSON PRODUCTS, INC ................    2,379
     26,573        LENNOX INTERNATIONAL, INC ...........      352
    124,300        LINCOLN ELECTRIC HOLDINGS CO ........    1,771
     61,511        LINDE AG. ...........................    2,459
     26,450        LINDSAY MANUFACTURING CO ............      519
    168,000      e MAKINO MILLING MACHINE CO LTD .......    1,651
     68,000        MAKITA CORP .........................      650
    174,662        MANITOWOC CO, INC ...................    4,672
     47,802      * METRA CO SERIES B ...................      827
    118,402        METSO OYJ ...........................    1,430

SEE NOTES TO FINANCIAL STATEMENTS

34  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                     VALUE (000)
  ------                                                     -----------

  OTHER INDUSTRIAL EQUIPMENT--(CONTINUED)
    230,052          MILACRON, INC ........................   $    3,336
    399,000          MINEBEA CO LTD .......................        5,016
  4,783,532          MITSUBISHI HEAVY INDUSTRIES LTD ......       21,249
    109,000          MORI SEIKI CO LTD ....................        1,690
    170,683        * MSC INDUSTRIAL DIRECT CO (CLASS A) ...        3,574
     39,857          NACCO INDUSTRIES, INC (CLASS A) ......        1,400
    345,772        * NATIONAL-OILWELL, INC ................       11,367
     88,172          NORDSON CORP .........................        4,464
    973,602        * NOVELLUS SYSTEMS, INC ................       55,069
    979,000          NSK LTD ..............................        8,605
    686,000          NTN TOYO BEARING CO LTD ..............        2,937
     99,487          OKUMA CORP ...........................          436
    574,626          PALL CORP ............................       10,631
    267,800          PENTAIR, INC .........................        9,507
      2,000          POKPHAND (C.P.) CO LTD ...............            0
    181,400        * PRESSTEK, INC ........................        2,959
    112,700        * PRI AUTOMATION, INC ..................        7,370
     79,739        * PROXIMA ASA ..........................          905
     10,900          ROBBINS & MYERS, INC .................          249
    234,740          ROPER INDUSTRIES, INC ................        6,015
    233,654          SANDVIK AB ...........................        4,928
    100,000          SANSO ELECTRIC CO LTD ................          662
     81,300          SAUER-DANFOSS, INC ...................          803
      1,758          SCHINDLER HOLDINGS LTD (PT CERT) .....        2,638
      1,449          SCHINDLER HOLDINGS LTD (REGD) ........        2,228
      4,186          SIDEL S.A ............................          341
    210,700        * SILICON VALLEY GROUP, INC ............        5,452
    414,314        * SMITH INTERNATIONAL, INC .............       30,167
     28,100        * SOMERA COMMUNICATIONS, INC ...........          383
    112,300        * SPECIALTY EQUIPMENT COS, INC .........        3,046
    170,861        * SPEEDFAM-IPEC, INC ...................        3,108
    109,782          STANDEX INTERNATIONAL CORP ...........        1,743
     24,535          STARRETT (L.S.) CO (CLASS A) .........          429
     34,000        f STARRETT (L.S.) CO (CLASS B) .........          595
     32,611          STORK NV .............................          444
      2,000        * SULZER WINTERTHUR AG. (REGD) .........        1,334
     80,604        e SVENSKA KULLAGERFABRIKEN AB
                       SERIES B ...........................        1,356
    330,000          SVENSKA KULLAGERFABRIKEN AB SERIES
                       A FREE .............................        5,267
     58,000          TAKUMA CO LTD ........................          516
     82,800          TECUMSEH PRODUCTS CO (CLASS A) .......        3,162
     31,300          TECUMSEH PRODUCTS CO (CLASS B) .......        1,289
    171,900          TENNANT CO ...........................        6,446
    153,800        * TEREX CORP ...........................        2,172
      1,500        * THERMO FIBERTEK, INC .................            7
    328,153          TIMKEN CO ............................        6,112
    159,668          TOMRA SYSTEMS AS .....................        4,250
     79,650          TORO CO ..............................        2,623
      5,900        e TOYODA AUTOMATIC LOOM WORKS LTD ......          128
    427,000          TSUBAKIMOTO CHAIN CO .................        2,179
 25,766,216          TYCO INTERNATIONAL LTD ...............    1,220,674
    133,456        * ULTRATECH STEPPER, INC ...............        1,985
    235,488        * UNOVA, INC ...........................        1,722
     87,720          VESTAS WIND SYSTEMS A/S ..............        3,235
    247,900          YORK INTERNATIONAL CORP ..............        6,259
     80,453          ZARDOYA OTIS S.A .....................          716
                                                              ----------
                                                               2,660,682
                                                              ----------
                     TOTAL INDUSTRIAL MACHINERY ...........    7,761,291
                                                              ----------
MEDIA AND LEISURE--3.84%
  BROADCASTING--2.75%
    363,051        * ADELPHIA COMMUNICATIONS CORP (CLASS A)       17,018
    116,650        * AMC ENTERTAINMENT, INC ...............          569
  3,389,603        * AMFM, INC ............................      233,883
        230        f ANTENA 3 DE TELEVISION GDS ...........        5,497
     50,900          ASATSU, INC ..........................        2,093
     70,055          BHC COMMUNICATIONS, INC (CLASS A) ....       10,648
     35,000          BLOCKBUSTER, INC .....................          339
  3,271,482        * BRITISH SKY BROADCASTING GROUP PLC ...       63,989
    853,850        * CABLEVISION SYSTEMS CORP (CLASS A) ...       57,955
    211,222          CANAL PLUS S.A .......................       35,636
  1,032,774          CARLTON COMMUNICATIONS PLC ...........       13,290
     48,400        * CARMIKE CINEMAS, INC (CLASS A) .......          188
     80,881        * CHRIS CRAFT INDUSTRIES, INC ..........        5,343
     69,400        * CITADEL COMMUNICATIONS CORP ..........        2,425
  1,909,145        * CLEAR CHANNEL COMMUNICATIONS, INC ....      143,186
    214,700        * CLEAR CHANNEL COMMUNICATIONS, INC
                     WTS 09/18/01 .........................        2,536
    687,600        * COMCAST CORP (CLASS A) ...............       26,730
  4,234,250          COMCAST CORP (CLASS A) SPECIAL .......      171,487
    237,107        * CONSTANTIN FILM AG ...................       13,081
    946,309        * COX COMMUNICATIONS, INC (CLASS A) ....       43,116
    172,300        * COX RADIO, INC (CLASS A) .............        4,824
    102,300        * CUMULUS MEDIA, INC ...................          933
 14,271,436          DISNEY (WALT) CO .....................      553,910
    190,661          EM.TV & MERCHANDISING AG .............       11,277
    219,800        * EMMIS COMMUNICATIONS (CLASS A) .......        9,094
    146,900        * ENTERCOM COMMUNICATIONS CORP .........        7,161
    910,800        * FOX ENTERTAINMENT GROUP, INC .........       27,666
     25,706          GAYLORD ENTERTAINMENT CO .............          553
     24,431        * GC COS, INC ..........................          547
      1,600          GRAY COMMUNICATIONS SYSTEMS, INC .....           16
  1,694,000        * GRUPO TELEVISA S.A. DE CV (PT CERT) ..        5,817
    136,663        * HEARST-ARGYLE TELEVISION, INC ........        2,665
    494,600        * HISPANIC BROADCASTING CORP ...........       16,384
    294,100        * HOLLYWOOD ENTERTAINMENT CORP .........        2,316
    870,000        * IMPRESA SGPS S.A .....................        9,591
  1,738,057        * INFINITY BROADCASTING CORP (CLASS A) .       63,330
      7,800        * INSIGHT COMMUNICATIONS CO, INC .......          122
     12,700        * LODGENET ENTERTAINMENT ...............          308
     15,300        * LOEWS CINEPLEX ENTERTAINMENT CORP ....           49
  2,121,811          MEDIASET S.P.A .......................       32,543
    100,197        * METRO-GOLDWYN-MAYER, INC .............        2,618
    323,000        * METROMEDIA INTERNATIONAL GROUP, INC ..        1,534
    104,024        * MIH HOLDINGS LTD .....................          423
    341,400        * MODERN TIMES GROUP (CLASS B) .........       16,348
    188,500        * NDS GROUP PLC ADR ....................       11,499
     43,120          NIPPON TELEVISION NETWORK CORP .......       28,120
     66,320        * NIPPON TELEVISION NETWORK CORP (NEW) .       43,375
     14,500        * ON COMMAND CORP ......................          207
     30,080        * PAC-WEST TELECOMM, INC ...............          602
    263,842        * PANAMSAT CORP ........................       11,527
    193,800        * PAXSON COMMUNICATIONS CORP ...........        1,550
    153,100        * PEGASUS COMMUNICATIONS CORP ..........        7,511
     86,000       e* PIXAR, INC ...........................        3,032
  1,219,775        * PRICE COMMUNICATIONS CORP ............       28,741
      9,800        * RADIO ONE, INC .......................          290
     19,600        * RADIO ONE, INC (CLASS D) .............          432
  1,880,577          RANK GROUP PLC .......................        4,356
    747,100       a* REGIONAL CABLESYSTEMS, INC ...........        7,437
    269,100        * ROGERS COMMUNICATIONS, INC (CLASS B) .        7,619
      1,625        * SAGA COMMUNICATIONS, INC (CLASS A) ...           36
     23,900        * SINCLAIR BROADCASTING GROUP, INC
                       (CLASS A) ..........................          263
    120,246        * SIRIUS SATELLITE RADIO, INC ..........        5,328
    729,000        * STUDIO CANAL .........................        7,827
  1,332,349        * TCI SATELLITE ENTERTAINMENT (CLASS A)        11,575
    748,700          TELEVISION BROADCASTS LTD ............        4,994
  4,725,000        * TELEWEST COMMUNICATIONS PLC ..........       16,309
  8,949,466          TIME WARNER, INC .....................      680,159
     26,100       e* TIVO, INC ............................          914
  1,586,000          TOEI CO LTD ..........................       11,617
     19,340        e TOHO CO LTD ..........................        3,301
    146,000          TOKYO BROADCASTING SYSTEMS, INC ......        6,320
    294,250        * TV GUIDE, INC ........................       10,078


                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  35

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  BROADCASTING--(CONTINUED)
    720,174          U.S.A. NETWORKS, INC .....................  $   15,574
    205,400        * UNITED TELEVISION, INC ...................      26,445
    544,600        * UNITEDGLOBALCOM, INC (CLASS A) ...........      25,460
    456,935        * UNIVISION COMMUNICATIONS, INC ............      47,293
      3,300        * VALLEY MEDIA, INC ........................          12
    881,374        * VIACOM, INC (CLASS A) ....................      60,264
 13,885,481        * VIACOM, INC (CLASS B) ....................     946,816
    128,100        * WAVO CORP ................................          96
     57,500        * YOUNG BROADCASTING, INC (CLASS A) ........       1,477
    196,001          ZEE TELEFILMS LTD (DEMAT) ................       1,983
                                                                 ----------
                                                                  3,659,477
                                                                 ----------
  LODGING/GAMING/RECREATION--0.33%
    486,849        e ACCOR S.A ................................      20,035
    450,908       e* AMF BOWLING, INC .........................          85
     44,000        * ANCHOR GAMING CO .........................       2,109
    121,900        * ARGOSY GAMING CORP .......................       1,752
    119,784          ARISTOCRAT LEISURE LTD ...................         406
    240,472        * AZTAR CORP ...............................       3,727
    148,629          BALLY TOTAL FITNESS HOLDINGS CORP ........       3,771
    563,000          BERJAYA SPORTS TOTO BERHAD ...............         919
    128,000        * BOCA RESORTS, INC (CLASS A) ..............       1,264
    224,245        * BOYD GAMING CORP .........................       1,247
     58,700        * CHAMPIONSHIP AUTO RACING TEAMS, INC ......       1,497
    337,978        * CHOICE HOTELS INTERNATIONAL, INC .........       3,359
      7,800        e CHURCHILL DOWNS, INC .....................         182
    136,960        * CRESTLINE CAPITAL CORP ...................       2,337
     25,600          DOVER DOWNS ENTERTAINMENT, INC ...........         358
  1,644,482          EMI GROUP PLC ............................      14,937
    892,280        * EXTENDED STAY AMERICA, INC ...............       8,254
      2,100     b,e* FAMILY GOLF CENTERS, INC .................           0
     69,000          FOUR SEASONS HOTELS, INC .................       4,317
    284,500          GENTING BERHAD ...........................       1,048
  4,380,611        * GRANADA GROUP LTD (CLASS A) ..............      43,770
    932,874        * HARRAH'S ENTERTAINMENT, INC ..............      19,532
  1,414,523          HILTON GROUP PLC .........................       4,968
  1,622,202          HILTON HOTELS CORP .......................      15,208
     12,000        * HOLLYWOOD.COM, INC .......................          93
    883,283          HONG KONG & SHANGHAI HOTELS LTD ..........         513
    243,500          HOTEL PROPERTIES LTD .....................         217
    105,900          INTERNATIONAL SPEEDWAY CORP (CLASS A ) ...       4,382
        470        * INTERSTATE HOTELS CORP ...................           1
      7,250        * ISLE OF CAPRI CASINOS, INC ...............          98
     46,868          JURYS DOYLE HOTEL PLC ....................         281
     47,000        * LAKES GAMING, INC ........................         417
    162,400       e* LODGIAN, INC .............................         396
    457,884        * MANDALAY RESORT GROUP ....................       9,158
     74,415          MARCUS CORP ..............................         902
  1,276,800          MARRIOTT INTERNATIONAL, INC (CLASS A) ....      46,045
     52,716        e MGM GRAND, INC ...........................       1,694
        500        * MIRAMAR HOTEL & INVESTMENT CO LTD ........           0
    108,200          ORIENTAL LAND CO LTD .....................      11,075
    133,000          OVERSEAS UNION ENTERPRISES LTD ...........         323
  1,673,427        * PARK PLACE ENTERTAINMENT CORP ............      20,395
     13,960        * PENN NATIONAL GAMING, INC ................         190
    157,700        * PINNACLE ENTERTAINMENT, INC ..............       3,065
     57,934        * PRESIDENT CASINOS, INC ...................          53
    300,771        * PRIME HOSPITALITY CORP ...................       2,839
        500        * REGAL HOTELS INTERNATIONAL LTD ...........           0
  1,368,100          RESORTS WORLD BERHAD .....................       3,744
    243,500          SANKYO CO LTD ............................      10,701
    355,900        * SFX ENTERTAINMENT, INC (CLASS A) .........      16,127
  3,151,500          SHANGRI-LA ASIA LTD ......................       3,719
     56,000          SHANGRI-LA ASIA LTD (SINGAPORE) ..........          66
  2,948,238        * SIX FLAGS, INC ...........................      67,072
    132,221        * SOL MELIA S.A ............................       1,483
     64,900        * SPEEDWAY MOTORSPORTS, INC ................       1,493
  1,193,217          STARWOOD HOTELS & RESORTS WORLDWIDE ......      38,854
    157,637        * STATION CASINOS, INC .....................       3,941
     72,700        * STEINWAY MUSICAL INSTRUMENTS, INC ........       1,200
    203,893       b* SUNTERRA CORP ............................          47
    936,703          TABCORP HOLDINGS LTD .....................       5,399
    509,000          TANJONG PLC ..............................       1,219
    124,000        * TOKYO DOME CORP ..........................         564
    403,000          TOKYO TOKEIBA CO LTD .....................         518
     62,200        * TRENDWEST RESORTS, INC ...................       1,003
     65,000        * U.S. FRANCHISE SYSTEMS, INC (CLASS A) ....         313
     16,031       e* VAIL RESORTS, INC ........................         262
    503,700        * WESTWOOD ONE, INC ........................      17,189
    478,721        * WYNDHAM INTERNATIONAL, INC ...............       1,197
                                                                 ----------
                                                                    433,330
                                                                 ----------
  PUBLISHING--0.76%
        892        * AGEFI GROUPE S.A .........................         269
    377,800          AMERICAN GREETINGS CORP (CLASS A) ........       7,178
     49,700        * APPLIED GRAPHICS TECHNOLOGIES, INC .......         211
    248,900          BANTA CORP ...............................       4,714
    271,850          BELO (A.H.) CORP SERIES A ................       4,706
    351,800        f BELO (A.H.) CORP (SERIES B) ..............       6,091
    234,440          BOWNE & CO, INC ..........................       2,359
    200,100          CENTRAL NEWSPAPERS, INC (CLASS A) ........      12,656
    141,800        * CHARTER COMMUNCATIONS (CLASS A) ..........       2,331
    544,000          CLASS EDITORI S.P.A ......................       7,999
     88,400        * CONSOLIDATED GRAPHICS, INC ...............         829
     31,892        * CSS INDUSTRIES, INC ......................         652
  1,100,662        e DAI NIPPON PRINTING CO LTD ...............      19,443
     20,520        * DAY RUNNER, INC ..........................          23
    494,629          DELUXE CORP ..............................      11,655
    591,008          DONNELLEY (R.R.) & SONS CO ...............      13,335
     12,180          DOW JONES & CO, INC ......................         892
    406,300        f DOW JONES & CO, INC (CLASS B) ............      29,761
  1,369,816          ELSEVIER UTIGEVERSMIJ NV .................      16,663
    125,825        * FRANKLIN COVEY CO ........................         873
      1,000        * GAKKEN CO LTD ............................           2
  1,849,846          GANNETT CO, INC ..........................     110,644
    312,695          HARLAND (JOHN H.) CO .....................       4,671
    277,200          HARTE-HANKS, INC .........................       6,930
     43,200          HOLLINGER INTERNATIONAL, INC .............         589
    114,900          HOUGHTON MIFFLIN CO ......................       5,364
     20,200        * IDG BOOKS WORLDWIDE, INC .................         183
    407,202        * INDEPENDENT NEWS & MEDIA PLC .............       1,483
     31,300        * INFORMATION HOLDINGS, INC ................       1,158
    143,600          JOHNNIC COMMUNICATIONS LTD ...............       3,486
    127,938        * JOURNAL REGISTER CO ......................       2,335
     14,800          KADOKAWA SHOTEN PUBLISHING CO LTD ........       1,497
    419,100          KNIGHT-RIDDER, INC .......................      22,291
    430,081          LAGARDERE SCA ............................      32,982
    263,800          LEE ENTERPRISES, INC .....................       6,150
     14,400        f LEE ENTERPRISES, INC (CLASS B) ...........         336
      4,000        * MARTHA STEWART LIVING OMNIMEDIA, INC .....          88
     72,535          MCCLATCHY CO (CLASS A) ...................       2,403
  1,336,650          MCGRAW HILL COS, INC .....................      72,179
    134,354          MEDIA GENERAL, INC (CLASS A) .............       6,525
        200          MEREDITH CORP ............................           7
    320,900        f MEREDITH CORP (CLASS B) ..................      10,830
    656,594        * MONDADORI (ARNOLDO) EDITORE S.P.A ........      15,043
     80,000          NASPERS LTD ..............................         667
     79,300          NEW ENGLAND BUSINESS SERVICES, INC .......       1,289
  1,157,832          NEW YORK TIMES CO (CLASS A) ..............      45,734
  4,809,833        e NEWS CORP LTD ............................      66,420
    731,800        * ORIENTAL PRESS GROUP .....................         117
    183,925        * PAXAR CORP ...............................       2,196
  3,502,446          PEARSON PLC ..............................     111,349

                     SEE NOTES TO FINANCIAL STATEMENTS

36  o  2000 CREF Semi-Annual Report

    Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
---------------------------------------------------------------------------
  SHARES                                                        VALUE (000)
  ------                                                        -----------

  PUBLISHING--(CONTINUED)
    134,619         PENTON MEDIA, INC ........................  $    4,712
      1,400       * PLAYBOY ENTERPRISES, INC (CLASS B) .......          18
    937,722       * PRIMEDIA, INC ............................      21,333
      9,700         PULITZER, INC ............................         409
     98,200         QUEBECOR WORLD, INC ......................       2,356
    148,800         QUEBECOR, INC (CLASS B) ..................       4,318
     94,227       * R.H. DONNELLEY CORP ......................       1,826
    595,100         READER'S DIGEST ASSOCIATION, INC
                      (CLASS A) (NON-VOTE) ...................      23,655
  2,221,115         REED INTERNATIONAL PLC ...................      19,335
    438,000         REYNOLDS & REYNOLDS CO (CLASS A) .........       7,994
      3,500         SCHAWK, INC (CLASS A) ....................          33
     59,000         SCHIBSTED ASA ............................       1,097
    479,900       * SCHOLASTIC CORP ..........................      29,334
     21,459       * SCIENTIFIC GAMES HOLDINGS CORP ...........         527
    178,395         SCRIPPS (E.W.) CO (CLASS A) ..............       8,786
  1,500,000         SEAT-PAGINE GIALLE S.P.A .................       5,205
    588,846         SINGAPORE PRESS HOLDINGS LTD .............       9,195
  3,142,000         SOUTH CHINA MORNING POST .................       2,439
     78,500         STANDARD REGISTER, INC ...................       1,119
  1,160,000       * TELE ATLAS BV ............................      17,013
  1,250,250         THOMSON CORP .............................      42,738
     22,710         TIMES MIRROR CO SERIES A .................       2,058
    121,429         TIMES MIRROR CO SERIES C .................      11,414
    214,000         TOPPAN FORMS CO LTD ......................       5,077
    650,000         TOPPAN PRINTING CO LTD ...................       6,893
    232,490       * TOPPS, INC ...............................       2,674
    962,724         TRIBUNE CO ...............................      33,695
    253,500         WALLACE COMPUTER SERVICES, INC ...........       2,503
     41,624         WASHINGTON POST CO (CLASS B) .............      19,896
    253,676         WILEY (JOHN) & SONS, INC (CLASS A) .......       5,708
  1,347,935       e WOLTERS KLUWER NV ........................      36,050
      2,067       * WORKFLOW MANAGEMENT, INC .................          25
    167,100       * ZIFF-DAVIS, INC -ZD ......................       1,504
                                                                ----------
                                                                 1,008,527
                                                                ----------
                    TOTAL MEDIA AND LEISURE ..................   5,101,334
                                                                ----------
RETAIL AND WHOLESALE--2.22%
  GENERAL MERCHANDISE STORES--2.22%
     57,666       * 99 CENTS ONLY STORES .....................       2,299
     90,800      e* ACTION PERFORMANCE COS, INC ..............         658
  1,452,628      e* AMAZON.COM, INC ..........................      52,749
     21,308         AMER GROUP LTD PLC SERIES A ..............         588
    182,600       * AMES DEPARTMENT STORES, INC ..............       1,415
    227,184         ARMSTRONG HOLDINGS, INC ..................       3,479
      1,000       * ASICS CORP ...............................           1
     83,000         BANDAI CO LTD ............................       3,075
    370,540       * BARNES & NOBLE, INC ......................       8,245
    189,300       * BARNESANDNOBLE.COM, INC ..................       1,236
     32,800       * BARNETT, INC .............................         336
     38,533      b* BEN FRANKLIN RETAIL STORES, INC ..........           0
    106,551         BIC S.A ..................................       5,240
    419,146       * BJ'S WHOLESALE CLUB, INC .................      13,832
     65,300         BLAIR CORP ...............................       1,208
    231,075         BLYTH, INC ...............................       6,817
    487,000       * BORDERS GROUP, INC .......................       7,579
     30,600       * BOYDS COLLECTION LTD .....................         260
    305,800         BRADY CORP (CLASS A) .....................       9,939
    229,500    b,e* CALDOR CORP ..............................           1
    481,000         CALLAWAY GOLF CO .........................       7,846
    460,050         CASEY'S GENERAL STORES, INC ..............       4,773
    138,348         CASH AMERICA INTERNATIONAL, INC ..........       1,020
     19,200       e CASINO ADPS ..............................       1,184
    292,080       * CDW COMPUTER CENTERS, INC ................      18,255
     28,100      b* CML GROUP, INC ...........................           0
     82,900       * COLDWATER CREEK, INC .....................       2,497
  2,339,356         COLES MYER LTD ...........................       9,009
    623,706       * CONSOLIDATED STORES CORP .................       7,484
     61,013         CORTEFIEL S.A ............................       1,329
    133,000       * COST PLUS, INC ...........................       3,815
  2,628,572       * COSTCO WHOLESALE CORP ....................      86,743
    268,000      e* DAIEI, INC ...............................       1,008
     78,315         DAIMARU, INC .............................         275
  2,098,203       e DAVID JONES LTD ..........................       1,565
    224,030         DE BEERS CENTENARY AG. (UNITS) ...........       5,452
     43,300       * DELIA*S, INC .............................         103
    630,900         DILLARDS, INC (CLASS A) ..................       7,729
     45,700       * DIRECT FOCUS, INC ........................       2,239
    895,625         DOLLAR GENERAL CORP ......................      17,465
    582,555       * DOLLAR TREE STORES, INC ..................      23,047
    234,411       * E4L, INC .................................         190
    138,974      e* EGGHEAD.COM, INC .........................         408
    103,227         ENESCO GROUP, INC ........................         490
     61,835      e* ETOYS, INC ...............................         392
     77,300       * FACTORY 2-U STORES, INC ..................       2,923
    771,280         FAMILY DOLLAR STORES, INC ................      15,088
    148,000         FASTENAL CO ..............................       7,493
     26,000      e* FATBRAIN.COM, INC ........................         171
  1,852,862       * FEDERATED DEPARTMENT STORES, INC .........      62,534
      5,300       * FREDS, INC ...............................          95
     29,200       * GENESIS DIRECT, INC ......................           0
  1,433,000         GIORDANO INTERNATIONAL LTD ...............       2,178
    304,500       * GOTTSCHALKS, INC .........................       1,922
  1,992,185         GREAT UNIVERSAL STORES PLC ...............      12,818
    259,464         HAGEMEYER NV .............................       7,183
    260,450       * HA-LO INDUSTRIES, INC ....................       1,465
     98,278         HANCOCK FABRICS, INC .....................         418
    173,584       * HANDLEMAN CO .............................       2,170
     54,000         HANKYU DEPARTMENT STORES, INC ............         289
    504,674       * HANOVER DIRECT, INC ......................         789
     72,441         HARCOURT GENERAL, INC ....................       3,939
  1,172,746         HASBRO, INC ..............................      17,664
    185,030       * HEXCEL CORP ..............................       1,758
     54,850      e* HOMEBASE, INC ............................          86
    260,000         HUDSONS BAY CO ...........................       2,755
    143,500       * IDENTIX, INC .............................       2,251
    173,050       * INSIGHT ENTERPRISES, INC .................      10,264
    502,878       * INTERNATIONAL GAME TECHNOLOGY CO .........      13,326
    188,000         ISETAN CO LTD ............................       2,310
     32,000       * ITURF, INC ...............................          92
         50       * JACOBSON STORES, INC .....................           0
     94,150       * JAKKS PACIFIC, INC .......................       1,389
      1,292         JELMOLI HOLDINGS AG. (BR) ................       1,629
     83,041       * JO-ANN STORES, INC (CLASS A) .............         581
    237,100       * JO-ANN STORES, INC (CLASS B) .............       1,808
    236,100      b* JUMBOSPORTS, INC .........................           0
    196,000         JUSCO CO LTD .............................       3,723
  2,705,900       * K MART CORP ..............................      18,434
     27,905       * K2, INC ..................................         232
    281,665         KARSTADT QUELLE AG .......................       7,533
     79,045         KESCO OYJ ................................         807
  3,226,332         KINGFISHER PLC ...........................      29,379
  1,900,856       * KOHLS CORP ...............................     105,735
     84,664       * LAND'S END, INC ..........................       2,826
    190,490      b* LURIA (L.) & SON, INC ....................           1
    103,600       * LYDALL, INC ..............................       1,101
  4,452,437         MARKS & SPENCER PLC ......................      15,655
    402,000         MARUI CO LTD .............................       7,713
     50,866      e* MARVEL ENTERPRISES .......................         318
      3,819      *  MARVEL ENTERPRISES (CLASS A) WTS 10/02/01            3
      6,468      e* MARVEL ENTERPRISES (CLASS C) WTS 10/02/02            5
  3,030,929         MATTEL, INC ..............................      39,970

                    SEE NOTES TO FINANCIAL STATEMENTS

                                            2000 CREF Semi-Annual Report  o  37

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                        VALUE (000)
  ------                                                        -----------

  GENERAL MERCHANDISE STORES--(CONTINUED)
  1,831,482         MAY DEPARTMENT STORES CO .................  $   43,956
    551,393      e* METRO AG .................................      19,451
    644,655         METRO CASH & CARRY LTD ...................         399
    178,100       * MICHAELS STORES, INC .....................       8,159
  2,415,818         MINNESOTA MINING & MANUFACTURING CO ......     199,305
    388,000      e* MITSUKOSHI LTD ...........................       1,724
    677,800       e MYCAL CORP ...............................       2,325
     72,300      e* NAVARRE CORP .............................          95
    287,049       * NEIMAN MARCUS GROUP, INC (CLASS A) .......       8,486
     30,748       * NEIMAN MARCUS GROUP, INC (CLASS B) .......         853
    255,000         NINTENDO CO LTD ..........................      44,635
         48      e* NISSEN CO LTD ............................           0
    254,800      b* NU KOTE HOLDINGS, INC (CLASS A) ..........           4
  3,872,797       * OFFICE DEPOT, INC ........................      24,205
    484,400       * OFFICEMAX, INC ...........................       2,422
     59,400      e* PARTY CITY CORP ..........................         160
     36,750       * PC CONNECTION, INC .......................       2,095
  1,206,938         PENNEY, (J.C.) CO, INC ...................      22,253
    181,000         PEPKOR LTD ...............................         651
    146,800       * PETCO ANIMAL SUPPLIES, INC ...............       2,881
    568,300       * PETSMART, INC ............................       1,918
    568,873         PICK'N PAY STORES LTD ....................         915
    266,617       e PINAULT-PRINTEMPS-REDOUTE S.A ............      59,473
      1,000         PLAYMATES INTERACTIVE ENTERTAINMENT ......           0
     17,730         RHI AG ...................................         434
        800         ROBINSON & CO LTD ........................           2
     67,750         RUSS BERRIE & CO, INC ....................       1,304
    893,580       * SAKS, INC ................................       9,383
     57,000         SANRIO CO LTD ............................       1,522
    151,500       * SCHEIN (HENRY), INC ......................       2,613
     77,550       * SCP POOL CORP ............................       1,822
  2,644,160         SEARS ROEBUCK & CO .......................      86,266
     52,700      e* SEGA ENTERPRISES LTD .....................         812
     30,739      e* SEIYU LTD ................................         131
    166,800      e* SHOP AT HOME, INC ........................         779
    184,000       * SHOPKO STORES, INC .......................       2,829
  2,426,000         SONAE SGPS S.A ...........................       4,279
    606,500       * SONAE SGPS S.A. RTS ......................         488
     65,100         SPIEGEL, INC (CLASS A) ...................         553
     21,200       * STAMPS.COM, INC ..........................         155
  3,162,468       * STAPLES, INC .............................      48,623
    279,195       * STELUX HOLDINGS INTERNATIONAL LTD ........           9
     38,150         STOCKMANN AB OYJ SERIES A ................         603
      5,478         STOCKMANN B FREE .........................          84
    265,300       * SUNGLASS HUT INTERNATIONAL, INC ..........       2,180
    222,900       * SYSTEMAX, INC ............................         864
    367,000       e TAKASHIMAYA CO LTD .......................       3,427
  4,229,780         TARGET CORP ..............................     245,327
    211,700         THE WAREHOUSE GROUP LTD ..................         515
    471,976         TIFFANY & CO .............................      31,858
    100,500       * TOYS `R' US-JAPAN LTD ....................      17,097
  1,159,763       * TOYS `R' US, INC .........................      16,889
        900       * TRACTOR SUPPLY CO ........................          15
     47,800       * TUESDAY MORNING CORP .....................         502
    131,889       * U.S. OFFICE PRODUCTS CO ..................          49
     50,400      e* VALUE AMERICA, INC .......................          55
     72,600       * VALUE CITY DEPARTMENT STORES, INC ........         690
    232,000       * VALUEVISION INTERNATIONAL, INC ...........       5,568
    720,800       * VENATOR GROUP, INC .......................       7,388
    173,626      b* VENTURE STORES, INC ......................           0
 21,713,458         WAL-MART STORES, INC .....................   1,251,238
    688,779         WATERFORD WEDGWOOD PLC (UNITS) ...........         753
    903,100       * WESTAIM CORP .............................      10,849
     77,700       * WHITEHALL JEWELLERS, INC .................       1,447
    142,000       * WMS INDUSTRIES, INC ......................       2,192
          2         WOOLTRU LTD ..............................           0
    281,497       * ZALE CORP ................................      10,275
                                                                ----------
                    TOTAL RETAIL AND WHOLESALE ...............   2,952,332
                                                                ----------
TECHNOLOGY--18.34%
  COMMUNICATIONS EQUIPMENT--2.53%
     61,100       * ACT NETWORKS, INC ........................         936
    226,950       * ACTV, INC ................................       3,390
    126,780       * ADAPTIVE BROADBAND CORP ..................       4,659
  2,219,226       * ADC TELECOMMUNICATIONS, INC ..............     186,138
    122,924       * ADTRAN, INC ..............................       7,360
     36,937       * ADVA AG OPTICAL NETWORKING ...............      21,068
    524,759       * ADVANCED FIBRE COMMUNICATIONS, INC .......      23,778
     22,000       * ALAMOSA PCS HOLDINGS, INC ................         459
    172,400       * ALLEN TELECOM, INC .......................       3,049
    667,420       * AMERICAN TOWER CORP (CLASS A) ............      27,823
    214,000       * AMPEX CORP (CLASS A) .....................         361
    177,810       * ANCOR COMMUNICATIONS, INC ................       6,359
    578,108       * ANDREW CORP ..............................      19,403
     88,100       * ANTEC CORP ...............................       3,662
    379,823       * ASPECT TELECOMMUNICATIONS CORP ...........      14,932
     74,300       * BROOKTROUT, INC ..........................       1,621
     22,500       * CALIFORNIA AMPLIFIER, INC ................       1,029
     71,500       * CARRIER ACCESS CORP ......................       3,781
    157,100       * C-COR.NET CORP ...........................       4,242
    824,700    b,e* CELLNET DATA SYSTEMS, INC ................          41
    283,500       * CGI GROUP, INC ...........................       2,315
    166,300       * CHECKPOINT SYSTEMS, INC ..................       1,247
  1,915,030       * CIENA CORP ...............................     319,212
    221,763       * COMMSCOPE, INC ...........................       9,092
    888,940       * COMVERSE TECHNOLOGY, INC .................      82,671
    130,540       * COPPER MOUNTAIN NETWORKS, INC ............      11,504
     21,700       * DAVOX CORP ...............................         281
     12,388      e* DIGITAL LIGHTWAVE, INC ...................       1,246
    411,800       * DIGITAL MICROWAVE CORP ...................      15,700
     43,500       * DITECH COMMUNICATIONS ....................       4,113
  1,078,560       * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ...      35,710
     15,300       * EFFICIENT NETWORKS, INC ..................       1,126
     13,700       * ELANTEC SEMICONDUCTOR, INC ...............         954
    400,600       * ELOT, INC ................................         751
     25,900       * ESHARE COMMUNICATIONS, INC ...............         181
     35,100       * FIRSTCOM CORP ............................         529
         57       * GENERAL DATACOMM INDUSTRIES, INC .........           0
    883,000      b* GEOTEK COMMUNICATIONS, INC ...............          11
    302,337       * GLENAYRE TECHNOLOGIES, INC ...............       3,193
    180,600       * GLOBIX CORP ..............................       5,294
     85,100         HARMON INDUSTRIES, INC ...................       1,128
    356,319       * HARMONIC, INC ............................       8,819
    493,249         HARRIS CORP ..............................      16,154
     35,800       * INET TECHNOLOGIES, INC ...................       1,942
     43,100       * INTELECT COMMUNICATIONS ..................         100
    333,200       * INTERDIGITAL COMMUNICATIONS CORP .........       5,519
     12,033       * INTERLOGIX, INC ..........................         165
    141,325         INTER-TEL, INC ...........................       2,270
    200,800       * INTERVOICE-BRITE, INC ....................       1,318
    348,000         KINSEKI LTD ..............................       5,904
    207,100       * L-3 COMMUNICATIONS HOLDINGS, INC .........      11,818
      5,900       * MCK COMMUNICATIONS, INC ..................         136
     83,500       * METRICOM, INC ............................       2,328
 15,984,159         MOTOROLA, INC ............................     464,540
     24,900       * NATURAL MICROSYSTEMS CORP ................       2,800
     45,500       * NETRO CORP ...............................       2,611
 15,859,019         NOKIA OYJ ................................     812,571
  6,322,183         NORTEL NETWORKS CORP .....................     438,205
    436,000      e* ORCKIT COMMUNICATIONS LTD ................      13,135
    409,200       * P-COM, INC ...............................       2,327
    254,501       * PICTURETEL CORP ..........................         668

                    SEE NOTES TO FINANCIAL STATEMENTS

38  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  COMMUNICATIONS EQUIPMENT--(CONTINUED)
    106,975        * PLANTRONICS, INC .........................  $   12,356
      3,900        e PLIANT SYSTEMS, INC ......................          24
    172,363        * POLYCOM, INC .............................      16,218
    374,510        * POWERWAVE TECHNOLOGIES, INC ..............      16,478
  4,838,174        * QUALCOMM, INC ............................     290,290
    159,400        * SALIENT 3 COMMUNICATIONS, INC (CLASS A) ..       1,923
  1,050,700          SCIENTIFIC-ATLANTA, INC ..................      78,277
     80,000       e* SCM MICROSYSTEMS, INC ....................       4,845
    422,150        * SENSORMATIC ELECTRONICS CORP .............       6,675
    243,720        e SIRTI S.P.A ..............................         408
    174,872        * SONUS NETWORKS, INC ......................      27,608
    246,900        * SR TELECOM, INC ..........................       1,350
    123,900       e* SYCAMORE NETWORKS, INC ...................      13,675
    137,700        * SYMMETRICOM, INC .........................       3,477
    155,900        * TEKELEC ..................................       7,512
  3,108,324        * TELLABS, INC .............................     212,726
    436,400        * TERAYON COMMUNICATION SYSTEMS, INC .......      28,032
     20,900        * TOLLGRADE COMMUNICATIONS, INC ............       2,769
     23,500       e* TRANSCRYPT INTERNATIONAL, INC ............          51
     74,500        * TUT SYSTEMS, INC .........................       4,274
      7,000        * VIASAT, INC ..............................         380
         56        * VTEL CORP ................................           0
    237,500        * WEBLINK WIRELESS, INC ....................       3,147
    213,910        * WESTELL TECHNOLOGIES, INC (CLASS A) ......       3,209
    296,551       e* WORLD ACCESS, INC ........................       3,281
     83,100        * YOUTHSTREAM MEDIA NETWORKS, INC ..........         493
     95,970       e* ZIXIT CORP ...............................       4,421
                                                                 ----------
                                                                  3,367,578
                                                                 ----------
  COMPUTERS AND OFFICE EQUIPMENT--15.18%
  2,248,754       * 3COM CORP ................................     129,584
    128,200       * 3DFX INTERACTIVE, INC ....................         998
     36,600       * 3DO CO ...................................         287
     33,700       * ABOUT.COM, INC ...........................       1,062
    355,250      e* ACCLAIM ENTERTAINMENT, INC ...............         511
     23,700       * ACCRUE SOFTWARE, INC .....................         841
    144,200       * ACTIVISION, INC ..........................         937
    154,000       * ACTUATE CORP .............................       8,220
    335,960       * ACXIOM CORP ..............................       9,155
  2,897,440       * ADAPTEC, INC .............................      65,917
    766,870         ADOBE SYSTEMS, INC .......................      99,693
    316,282       * ADVANCED DIGITAL INFORMATION CORP ........       5,041
     54,400       * ADVANTAGE LEARNING SYSTEMS, INC ..........         836
    156,600       * ADVENT SOFTWARE, INC .....................      10,101
     26,200       * AETHER SYSTEMS, INC ......................       5,371
    214,200       * AFFILIATED COMPUTER SERVICES, INC (CLASS A)      7,082
     48,100       * AGILE SOFTWARE CORP ......................       3,400
  2,188,000       * ALDATA SOLUTIONS OYJ .....................      14,892
    104,200       * ALLAIRE CORP .............................       3,829
    152,000         AMANO CORP ...............................       1,701
    214,414       * AMDOCS LTD ...............................      16,456
 15,969,225       * AMERICA ONLINE, INC ......................     842,377
    305,345       * AMERICAN MANAGEMENT SYSTEMS, INC .........      10,024
    132,900         ANALYSTS INTERNATIONAL CORP ..............       1,238
    114,450       * APEX, INC ................................       5,007
  1,726,388       * APPLE COMPUTER, INC ......................      90,420
     34,300      e* APPLIEDTHEORY CORP .......................         515
    193,900       * ARIBA, INC ...............................      19,011
     38,500       * ART TECHNOLOGY GROUP .....................       3,886
    153,200       * ASHTON TECHNOLOGY GROUP, INC .............         436
    160,400       * ASPEN TECHNOLOGY, INC ....................       6,175
    110,400       * ATI TECHNOLOGIES, INC ....................         931
     25,182       * AURA SYSTEMS, INC ........................           7
    172,300      e* AUSPEX SYSTEMS, INC ......................         851
     58,900      e* AUTOBYTEL.COM, INC .......................         363
    266,900         AUTODESK, INC ............................       9,258
  4,202,181         AUTOMATIC DATA PROCESSING, INC ...........     225,079
    126,170       * AUTOTOTE CORP (CLASS A) ..................         552
    226,400       * AVANT CORP ...............................       4,241
    160,800       * AVT CORP .................................       1,186
    101,300       * AWARE, INC ...............................       5,179
    173,500       * AXENT TECHNOLOGIES, INC ..................       4,305
         50       * AZTEC TECHNOLOGY PARTNERS, INC ...........           0
    206,300      e* BAAN CO NV ...............................         564
     47,100       * BARRA, INC ...............................       2,334
     30,100       * BE FREE, INC .............................         271
  2,164,936       * BEA SYSTEMS, INC .........................     107,029
     97,700       * BELL & HOWELL CO .........................       2,369
    163,600      e* BEYOND.COM CORP ..........................         220
    250,100       * BILLING CONCEPTS CORP ....................       1,110
    232,500       * BINDVIEW DEVELOPMENT CORP ................       2,790
    158,300       * BISYS GROUP, INC .........................       9,735
    101,300       * BLACK BOX CORP ...........................       8,020
     17,300       * BLUESTONE SOFTWARE, INC ..................         444
  2,930,632       * BMC SOFTWARE, INC ........................     106,922
     45,300       * BOTTOMLINE TECHNOLOGIES, INC .............       1,549
    112,600       * BRIO TECHNOLOGY, INC .....................       2,386
  1,166,600       * BROADVISION, INC .........................      59,278
    164,600       * BROCADE COMMUNICATIONS SYSTEMS, INC ......      30,202
    160,000       * BUSINESS OBJECTS S.A. (SPON ADR) .........      14,100
    612,700       * CABLETRON SYSTEMS, INC ...................      15,471
     30,200       * CACHEFLOW, INC ...........................       1,859
     49,300       * CACI INTERNATIONAL, INC (CLASS A) ........         961
  1,701,274       * CADENCE DESIGN SYSTEMS, INC ..............      34,663
     44,000       * CAIS INTERNET, INC .......................         619
      6,800      e* CALDERA SYSTEMS, INC .....................          89
    337,400       * CAMBRIDGE TECHNOLOGY PARTNERS, INC .......       2,942
      1,175         CANON SALES CO, INC ......................          21
    158,271         CAP GEMINI S.A ...........................      27,992
     93,300       * CCC INFORMATION SERVICES GROUP, INC ......         991
    285,600       * C-CUBE MICROSYSTEMS, INC (NEW) ...........       5,605
      1,990       * CELLULAR TECHNICAL SERVICES CO ...........          16
  2,888,877       * CERIDIAN CORP ............................      69,514
    163,700       * CERNER CORP ..............................       4,461
     10,200       * CERTICOM CORP ............................         347
      7,500       * CHORDIANT SOFTWARE .......................         125
    185,500      b* CHS ELECTRONICS, INC .....................          15
    267,900       * CIBER, INC ...............................       3,550
    464,100       * CIRRUS LOGIC, INC ........................       7,426
 54,342,110       * CISCO SYSTEMS, INC .......................   3,454,120
  1,059,540       * CITRIX SYSTEMS, INC ......................      20,065
     27,200       * CLARENT CORP .............................       1,945
    250,396       * CNET NETWORKS, INC .......................       6,150
     38,400       * COGNIZANT TECHNOLOGY SOLUTIONS CORP ......       1,274
    566,100       * COGNOS, INC ..............................      23,382
    876,374         COMDISCO, INC ............................      19,554
    110,200      e* COMMERCE ONE, INC ........................       5,000
 16,039,644         COMPAQ COMPUTER CORP .....................     410,013
    357,900         COMPAREX HOLDINGS LTD ....................         631
    150,487       * COMPLETE BUSINESS SOLUTIONS, INC .........       2,643
    108,200       * COMPUCOM SYSTEMS, INC ....................         176
  3,183,853         COMPUTER ASSOCIATES INTERNATIONAL, INC ...     162,973
    197,800       * COMPUTER HORIZONS CORP ...................       2,658
    152,100       * COMPUTER NETWORK TECHNOLOGY CORP .........       2,643
  1,205,194       * COMPUTER SCIENCES CORP ...................      90,013
    100,919         COMPUTER TASK GROUP, INC .................         511
    781,436       * COMPUTERSHARE LTD ........................       4,030
  1,890,350       * COMPUWARE CORP ...........................      19,612
      4,800         COMPX INTERNATIONAL, INC .................          98
    101,900       * CONCORD COMMUNICATIONS, INC ..............       4,063
     85,200       * CONCUR TECHNOLOGIES, INC .................         357
    325,200       * CONCURRENT COMPUTER CORP .................       4,268

                     SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  39

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                        VALUE (000)
  ------                                                        -----------

  COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
        379       * CONVERGYS CORP ...........................  $       20
     37,500      e* COPYTELE, INC ............................          59
     69,400       * COREL CORP ...............................         269
     51,400       * COSTAR GROUP, INC ........................       1,288
     79,500       * COTELLIGENT, INC .........................         452
     78,750         CREATIVE TECHNOLOGY LTD ..................       1,899
     18,900      e* CROSSROADS SYSTEMS, INC ..................         477
    292,700       * CSG SYSTEMS INTERNATIONAL, INC ...........      16,409
     65,900       e CSK CORP .................................       2,043
    113,400       e CYBERCASH, INC ...........................         539
      4,894       * CYBERGUARD CORP ..........................          31
  1,023,200       * CYBERPLEX, INC ...........................      10,635
     33,200       * CYBERSOURCE CORP .........................         459
     99,167       * CYBEX COMPUTER PRODUCTS CORP .............       4,202
     10,100       * CYLINK CORP ..............................         169
    246,628         DASSAULT SYSTEMS S.A .....................      23,098
    126,338       * DATA BROADCASTING CORP ...................         798
    201,224         DATACRAFT ASIA LTD .......................       1,771
    103,990       * DATASTREAM SYSTEMS, INC ..................       1,300
      1,100    b,e* DECISIONONE HOLDINGS CORP ................           0
 16,419,810       * DELL COMPUTER CORP .......................     809,702
    188,850       * DENDRITE INTERNATIONAL, INC ..............       6,291
    473,262         DIEBOLD, INC .............................      13,192
          5       * DIGI INTERNATIONAL, INC ..................           0
     14,100       * DIGITAL INSIGHT CO .......................         479
     98,900       * DIGITAL RIVER, INC .......................         760
  2,464,526       * DIXONS GROUP PLC (NEW) ...................      10,037
     99,700       * DOCUMENTUM, INC ..........................       8,911
        267       * DREXLER TECHNOLOGY CORP ..................           3
    110,950       * DSP GROUP, INC ...........................       6,213
    251,232       * DST SYSTEMS, INC .........................      19,125
  3,655,000       * DVB HOLDINGS LTD .........................       2,075
     30,400      e* E.PIPHANY, INC ...........................       3,259
    445,150       * EARTHLINK, INC ...........................       6,872
     37,400      e* EARTHWEB, INC ............................         524
    116,800       * ECHELON CORP .............................       6,767
    231,352       * ECLIPSYS CORP ............................       1,735
     54,200      e* EFAX.COM, INC ............................          66
    786,350       * EFFNET GROUP AB ..........................       3,407
     19,200      e* EGAIN COMMUNICATIONS CORP ................         233
    282,600       * ELECTRONIC ARTS, INC .....................      20,612
  2,384,245         ELECTRONIC DATA SYSTEMS CORP .............      98,350
    314,059       * ELECTRONICS FOR IMAGING, INC .............       7,950
    296,500       * ELOYALTY CORP ............................       3,780
     19,700       * EMACHINES, INC ...........................          53
 17,567,286       * EMC CORP .................................   1,351,583
     30,000       * EMPRISE MANAGEMENT CONSULTING AG .........         745
    273,100       * EMULEX CORP ..............................      17,939
      9,000       * ENGAGE, INC ..............................         116
     74,100      e* ENGINEERING ANIMATION, INC ...............         692
    112,700       * ENTRUST TECHNOLOGIES, INC ................       9,326
    263,029       * EPICOR SOFTWARE CORP .....................         658
    100,700       * EPRESENCE, INC ...........................         730
      6,300       * EPRISE CORP ..............................         104
     80,000       * EQUANT N.V ...............................       3,264
     20,400       * EST ASIATIQUE ............................         304
      1,300       * EXABYTE CORP .............................           6
     71,500       * EXCALIBUR TECHNOLOGIES CORP ..............       2,856
     25,900       * EXCELON CORP .............................         206
    145,400       * EXCHANGE APPLICATIONS, INC ...............       3,871
  1,163,087       * EXCITE AT HOME ...........................      24,134
      1,300       * EXTENSITY, INC ...........................          45
    212,863       * EXTREME NETWORKS, INC ....................      22,457
     19,900      e* F5 NETWORKS, INC .........................       1,086
    116,200         FACTSET RESEARCH SYSTEMS, INC ............       3,283
     19,850      e* FIDELITY HOLDINGS, INC ...................          25
    206,000       * FILENET CORP .............................       3,785
     10,200       * FIREPOND, INC ............................         367
  3,014,200         FIRST DATA CORP ..........................     149,580
    717,693       * FISERV, INC ..............................      31,040
     79,800      e* FISHER SCIENTIFIC INTERNATIONAL, INC .....       1,975
     88,700       * FOUNDRY NETWORKS, INC ....................       9,757
     26,496       * FRONTLINE CAPITAL GROUP, INC .............         565
      1,050         FUJI DENKI REIKI CO LTD ..................           4
     69,500         FUJI SOFT ABC, INC .......................       4,132
    251,538      * GARTNER GROUP, INC (CLASS B) .............        2,484
    833,676       * GATEWAY, INC .............................      47,311
     73,300       * GEAC COMPUTER CORP LTD ...................         698
     14,800         GENERAL BINDING CORP .....................          99
         20       * GENERAL MAGIC, INC .......................           0
     16,300       * GEOWORKS CORP ............................         257
    174,195         GERBER SCIENTIFIC, INC ...................       2,003
    610,371         GETRONICS NV .............................       9,449
     50,700       * GLOBAL IMAGING SYSTEMS, INC ..............         532
         99       * GLOBAL SOURCES LTD .......................           3
    384,566       * GO.COM ...................................       4,591
    150,183       * GO2NET, INC ..............................       7,556
      1,262       * GRADCO SYSTEMS, INC ......................           2
     11,300      b* GRAHAM-FIELD HEALTH PRODUCTS, INC ........           1
     64,716       * GREAT PLAINS SOFTWARE, INC ...............       1,270
    393,579       * GTECH HOLDINGS CORP ......................       8,929
    497,500      e* HANDSPRING, INC ..........................      13,433
      8,150       * HCL TECHNOLOGIES LTD .....................         235
    281,631      e* HEALTHEON/WEBMD CORP .....................       4,172
  6,182,248         HEWLETT-PACKARD CO .......................     772,008
     30,900       * HIGH SPEED ACCESS CORP ...................         203
    701,000       * HITACHI ZOSEN CORP .......................         636
    152,680       * HNC SOFTWARE, INC ........................       9,428
     40,500       * HOMESTORE.COM, INC .......................       1,182
     74,300       * HYPERCOM CORP ............................       1,068
    202,600       * HYPERION SOLUTIONS CORP ..................       6,572
    708,680       * I2 TECHNOLOGIES, INC .....................      73,891
    105,000      e* ICON MEDIALAB INTERNATIONAL AB ...........       1,329
     82,000       * IDX SYSTEMS CORP .........................       1,158
    212,870       * IGATE CAPITAL CORP .......................       2,927
    919,100         IKON OFFICE SOLUTIONS, INC ...............       3,562
    246,782       * IMATION CORP .............................       7,249
    186,350       * IMRGLOBAL CORP ...........................       2,434
  2,258,678         IMS HEALTH, INC ..........................      40,656
    238,841    b,e* INACOM CORP ..............................          14
      7,500       * INDUS INTERNATIONAL, INC .................          64
    203,875       * INFOCURE CORP ............................       1,147
    152,700       * INFOCUS CORP .............................       4,915
     44,920       * INFOGRAMES, INC ..........................         365
    116,500       * INFORMATICA CORP .........................       9,546
     28,000       * INFORMATION ARCHITECTS CORP ..............         194
     25,200       * INFORMATION RESOURCES, INC ...............          99
  2,056,000       * INFORMIX CORP ............................      15,292
    683,360       * INFOSPACE.COM, INC .......................      37,756
     31,400         INFOSYS TECHNOLOGIES LTD (DEMAT) .........       5,862
    136,700       * INFOUSA, INC .............................         889
    382,950       * INGRAM MICRO, INC (CLASS A) ..............       6,678
    458,946       * INKTOMI CORP .............................      54,270
     40,437       * INPRISE CORP .............................         248
     24,590         INSTRUMENTARIUM GROUP SERIES B FREE ......         589
     36,500       * INTELIDATA TECHNOLOGIES CORP .............         376
     20,600       * INTERACT COMMERCE CORP ...................         243
    199,065       * INTERGRAPH CORP ..........................       1,505
 14,467,640         INTERNATIONAL BUSINESS MACHINES CORP .....   1,585,111
    235,900      e* INTERNET INITIATIVE JAPAN, INC ADR .......      13,977
     32,600       * INTERSHOP COMMUNICATIONS AG ..............      14,781

                     SEE NOTES TO FINANCIAL STATEMENTS

40  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                        VALUE (000)
  ------                                                        -----------

  COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
     87,300       * INTERTRUST TECHNOLOGIES CORP .............  $    1,795
     14,800      e* INTERWOVEN, INC ..........................       1,628
     27,800       * INTRANET SOLUTIONS .......................       1,067
    818,417       * INTUIT, INC ..............................      33,862
  1,761,951       * IOMEGA CORP ..............................       7,048
    150,000       * ISS GROUP, INC ...........................      14,810
    153,595      e* IVILLAGE, INC ............................       1,296
     46,700       * IXL ENTERPRISES, INC .....................         677
    345,200       * J.D. EDWARDS & CO ........................       5,200
    163,800         JACK HENRY & ASSOCIATES, INC .............       8,210
    126,750       * JDA SOFTWARE GROUP, INC ..................       2,432
     96,100       * JTS CORP .................................           1
    331,600       * JUNIPER NETWORKS, INC ....................      48,269
     40,867      e* JUNO ONLINE SERVICES, INC ................         439
    298,055       * KEANE, INC ...............................       6,445
  5,708,900         KEPPEL CORP LTD ..........................      12,349
    160,712         KONAMI CO LTD ............................      10,177
     82,800       * KRONOS, INC ..............................       2,153
     76,000       e KYOWA EXEO CORP ..........................         765
    490,149       * LANIER WORLDWIDE, INC ....................         490
        400         LEADING EDGE SYSTEMS LTD (DEMAT) .........           8
    301,900      e* LEARN2.COM, INC ..........................         594
      1,100      b* LEASING SOLUTIONS, INC ...................           0
    448,820       * LEGATO SYSTEMS, INC ......................       6,788
     12,000       * LEVEL 8 SYSTEMS, INC .....................         253
  1,765,466       * LEXMARK INTERNATIONAL, INC ...............     118,728
    156,200      e* LHS GROUP, INC ...........................       5,389
     54,600       * LIBERATE TECHNOLOGY ......................       1,600
  2,205,918         LOGICA PLC ...............................      52,230
     57,591         LONDON BRIDGE SOFTWARE HOLDINGS PLC ......         423
      4,600       * LOUDEYE TECHNOLOGIES, INC ................          80
    401,442       * LYCOS, INC ...............................      21,678
    219,300       * MACROMEDIA, INC ..........................      21,204
    163,500       * MACROVISION CORP .........................      10,451
    113,280       * MANDATOR AB ..............................         743
     41,400       * MANHATTAN ASSOCIATES, INC ................       1,035
    130,026       * MANUGISTICS GROUP, INC ...................       6,079
    120,500       * MAPICS, INC ..............................         693
      5,600       * MAPINFO CORP .............................         228
     85,800       * MARIMBA, INC .............................       1,196
     19,200      e* MARKETWATCH.COM, INC .....................         361
     10,600       * MATRIXONE, INC ...........................         431
    437,600       * MAXTOR CORP ..............................       4,622
     41,962       * MCSI, INC ................................       1,086
     61,700       * MEDICONSULT.COM, INC .....................          93
    228,200       * MEDQUIST, INC ............................       7,759
      6,600         MEITEC CORP ..............................         262
    429,800       * MENTOR GRAPHICS CORP .....................       8,542
         30       * MERANT PLC ADR ...........................           0
     95,000       * MERCATOR SOFTWARE, INC ...................       6,531
    129,300       * MERCURY COMPUTER SYSTEMS, INC ............       4,178
    405,100       * MERCURY INTERACTIVE CORP .................      39,193
    443,100       * MERISEL, INC .............................         332
    212,963       * MERKANTILDATA ASA ........................       1,099
     12,700       * METASOLV SOFTWARE, INC ...................         559
     75,900       * METRO INFORMATION SERVICES, INC ..........         759
    157,000      b* MICROAGE, INC ............................          46
    127,900       * MICROMUSE, INC ...........................      21,165
    214,000       * MICRON ELECTRONICS, INC ..................       2,675
    106,100       * MICROS SYSTEMS, INC ......................       1,969
 30,884,638       * MICROSOFT CORP ...........................   2,470,771
    490,376      e* MICROSTRATEGY, INC .......................      14,711
    150,078       * MIDWAY GAMES, INC ........................       1,210
     55,364       * MINOLTA-QMS, INC .........................         173
     73,300      e* MIPS TECHNOLOGIES, INC ...................       3,115
    682,444         MISYS PLC ................................       5,765
         14       * MOMENTUM BUSINESS APPLICATIONS, INC ......           0
    177,480       * MTI TECHNOLOGY CORP ......................       1,420
     90,400       * MULTEX.COM, INC ..........................       2,277
     36,800       * MYPOINTS.CO, INC .........................         697
    470,504         NAMCO LTD ................................      16,987
    198,600         NATIONAL COMPUTER SYSTEMS, INC ...........       9,781
    226,755         NATIONAL DATA CORP .......................       5,215
     26,400       * NATIONAL INFO CONS .......................         300
    123,545       * NATIONAL INSTRUMENTS CORP ................       5,390
     48,435       * NAVISION SOFTWARE AS .....................       2,023
     76,700       * NCO GROUP, INC ...........................       1,774
     42,100       * NEON SYSTEMS, INC ........................         789
     67,200       * NET PERCEPTIONS, INC .....................       1,067
     24,400       * NETEGRITY, INC ...........................       1,838
         30       * NETMANAGE, INC ...........................           0
     38,900       * NETOBJECTS, INC ..........................         355
     49,850       * NETOPIA, INC .............................       2,006
     42,800       * NETRIX CORP ..............................         527
  1,956,700       * NETWORK APPLIANCE, INC ...................     157,514
     75,341       * NETWORK EQUIPMENT TECHNOLOGIES, INC ......         758
     79,700       * NETWORK PERIPHERALS, INC .................       1,335
    922,780       * NETWORKS ASSOCIATES, INC .................      18,802
     46,600       * NETZERO, INC .............................         243
    151,500       * NEW ERA OF NETWORKS, INC .................       6,439
     52,100       e NIDEC CORP ...............................       4,530
    479,007         NIIT LTD .................................      23,493
     11,400       * NIKU CORP ................................         385
      2,500       * NOVADIGM, INC ............................          49
  1,886,021       * NOVELL, INC ..............................      17,446
        600         NTT DATA COMMUNICATIONS SYSTEM CORP ......       6,181
      6,700       * NUANCE COMMUNICATIONS ....................         558
     31,000       * OBJECTIVE SYSTEMS INTEGRATORS, INC .......         331
     27,300       * OMEGA RESEARCH, INC ......................          82
    222,000         OMRON CORP ...............................       6,043
     18,900      e* ON2.COM, INC .............................          97
    128,700       * ONEMAIN.COM, INC .........................       1,448
     96,800       * ONHEALTH NETWORK CO ......................         224
     81,300       * ONYX SOFTWARE CORP .......................       2,414
    153,100       * OPEN MARKET, INC .........................       2,115
    933,435       * OPEN TELECOMMUNICATIONS LTD ..............         954
    512,000       * OPEN TEXT CORP ...........................      11,144
    334,400      e* OPENTV CORP ..............................      15,006
 20,478,333       * ORACLE CORP ..............................   1,721,460
    115,700       * ORBOTECH LTD .............................      10,746
     13,400       * OSICOM TECHNOLOGIES ......................       1,134
      7,900       * OTG SOFTWARE, INC ........................         226
    204,214         OWENS & MINOR, INC .......................       3,510
  8,766,000         PACIFIC CENTURY CYBERWORKS LTD ...........      17,318
     19,000       * PACKETEER, INC ...........................         553
     46,100      e* PALM, INC ................................       1,539
  1,210,121       * PARAMETRIC TECHNOLOGY CORP ...............      13,311
    150,475       * PATTERSON DENTAL CO ......................       7,674
  1,937,618         PAYCHEX, INC .............................      81,380
     16,100       * PCORDER.COM, INC .........................         125
     18,500       * PC-TEL, INC ..............................         703
    180,600       * PEGASYSTEMS, INC .........................         903
  1,350,817         PENTAMEDIA GRAPHICS LTD ..................      17,961
    895,935       * PEOPLESOFT, INC ..........................      15,007
    176,373       * PER SE TECHNOLOGIES, INC .................       1,653
    603,215       * PEREGRINE SYSTEMS, INC ...................      20,924
     11,000       * PERITUS SOFTWARE SERVICES, INC ...........           4
    314,100       * PEROT SYSTEMS CORP (CLASS A) .............       3,455
      7,300       * PERSISTENCE SOFTWARE, INC ................         132
    107,800       * PERVASIVE SOFTWARE, INC ..................         606
    124,000       * PHOENIX TECHNOLOGIES LTD .................       2,023

                    SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  41

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  SHARES                                                        VALUE (000)
  ------                                                        -----------

  COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
     34,700       * PHONE.COM, INC ...........................  $    2,260
    111,200      f* PHYSICIAN COMPUTER NETWORK, INC ..........           1
  1,846,391         PITNEY BOWES, INC ........................      73,856
    374,069       * POLICY MANAGEMENT SYSTEMS CORP ...........       5,751
    202,200       * PORTAL SOFTWARE, INC .....................      12,916
      6,300       * PREDICTIVE SYSTEMS, INC ..................         226
    307,882      e* PRICELINE.COM, INC .......................      11,695
      9,579       * PRIMARK CORP .............................         357
     18,300       * PRIVATE BUSINESS, INC ....................          46
     74,900      f* PROCURENET, INC ..........................          11
     97,055       * PRODIGY COMMUNICATIONS CORP (CLASS A) ....       1,019
    235,000       * PROGRESS SOFTWARE CORP ...................       4,215
     81,400       * PROJECT SOFTWARE & DEVELOPMENT, INC ......       1,465
    180,000       * PROXICOM, INC ............................       8,618
     60,000       * PROXIM, INC ..............................       5,938
    119,900       * PROXYMED, INC ............................         202
  1,259,757       * PSINET, INC ..............................      31,651
    495,891         PSION PLC ................................       4,797
    389,056       * PSS WORLD MEDICAL, INC ...................       2,614
     16,700       * PUBLICARD, INC ...........................          55
     46,200       * PUMA TECHNOLOGY, INC .....................       1,239
     74,500       * QRS CORP .................................       1,830
    600,000       * QS COMMUNICATIONS AG .....................       5,752
    159,200       * QUADRAMED CORP ...........................         398
    878,400       * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .       8,510
    556,850       * QUANTUM CORP-HARD DISK DRIVE GROUP .......       6,160
     65,100      e* QUEST SOFTWARE, INC ......................       3,605
    100,250       * RADIANT SYSTEMS, INC .....................       2,406
     64,900       * RADISYS CORP .............................       3,683
     13,050       * RAINBOW TECHNOLOGIES, INC ................         635
     20,100       * RAMP NETWORKS, INC .......................         239
         60       * RAMTRON INTERNATIONAL CORP ...............           1
    392,860       * RARE MEDIUM GROUP, INC ...................       7,072
    593,643       * RATIONAL SOFTWARE CORP ...................      55,172
    115,700       * RAZORFISH, INC ...........................       1,858
  1,213,200       * READSOFT AB (CLASS B) ....................       7,469
    464,874       * REALNETWORKS, INC ........................      23,505
    128,600       * RED HAT, INC .............................       3,480
    163,200       * REMEDY CORP ..............................       9,098
     11,500       * RETEK, INC ...............................         368
    149,800       * RSA SECURITY, INC ........................      10,374
  1,011,343         SABRE HOLDINGS CORP ......................      28,823
    465,800       * SAFEGUARD SCIENTIFICS, INC ...............      14,935
    369,900       * SAGA SYSTEMS, INC ........................       4,601
  2,409,080         SAGE GROUP PLC ...........................      19,512
     82,300       * SAGENT TECHNOLOGY, INC ...................       1,173
     77,700      e* SANCHEZ COMPUTER ASSOCIATES, INC .........       1,845
    248,600       * SANDISK CORP .............................      15,211
    114,000       * SANTA CRUZ OPERATION, INC ................         727
    611,655         SAP AG ...................................      91,761
    177,500       * SAPIENT CORP .............................      18,981
  1,000,000       * SATYAM COMPUTER SERVICES LTD .............      66,708
     39,800       * SCIENT CORP ..............................       1,756
  1,216,335       * SEAGATE TECHNOLOGY, INC ..................      66,898
     15,900       * SECURE COMPUTING CORP ....................         299
    387,636         SEI INVESTMENTS CO .......................      15,433
      7,700       * SELECTICA, INC ...........................         539
  1,669,703       * SEMA GROUP PLC ...........................      23,761
     90,150       * SERENA SOFTWARE, INC .....................       4,093
    139,200         SHARED MEDICAL SYSTEMS CORP ..............      10,153
    935,630       * SIEBEL SYSTEMS, INC ......................     153,034
  1,258,604       * SILICON GRAPHICS, INC ....................       4,720
     22,300       * SILVERSTREAM SOFTWARE, INC ...............       1,288
    195,000         SINGAPORE COMPUTER SYSTEMS LTD ...........         422
     57,000       * SMARTFORCE PLC ADR .......................       2,736
    446,761       e SOFTBANK CORP ............................      60,804
    167,100       * SOFTNET SYSTEMS, INC .....................       1,608
     32,200       * SOFTWARE.COM, INC ........................       4,182
     11,700       * SONIC FOUNDRY, INC .......................         246
     62,800      e* SOURCE INFORMATION MANAGEMENT CO .........         958
     85,600      e* SOURCE MEDIA, INC ........................         334
     23,800       * SPLASH TECHNOLOGY HOLDINGS, INC ..........         187
    104,000       * SPORTSLINE.COM, INC ......................       1,775
     39,300       * SPSS, INC ................................       1,145
    117,800       * SPYGLASS, INC ............................       3,689
     66,000       * SS&C TECHNOLOGIES, INC ...................         281
    174,919         SSL INTERNATIONAL PLC ....................       1,887
     49,100       * STARMEDIA NETWORK, INC ...................         927
    580,246       * STORAGE TECHNOLOGY CORP ..................       6,346
    208,400       * STRUCTURAL DYNAMICS RESEARCH CORP ........       3,139
 11,099,200       * SUN MICROSYSTEMS, INC ....................   1,009,334
    657,222       * SUNGARD DATA SYSTEMS, INC ................      20,374
     24,500       * SUNQUEST INFORMATION SYSTEMS, INC ........         263
    142,700       * SVI HOLDINGS, INC ........................         731
    512,755       * SYBASE, INC ..............................      11,793
    140,300       * SYKES ENTERPRISES, INC ...................       1,806
    394,200       * SYMANTEC CORP ............................      21,262
    705,400         SYMBOL TECHNOLOGIES, INC .................      38,092
    359,467       * SYNOPSYS, INC ............................      12,424
    120,050       * SYNTEL, INC ..............................       1,201
         16       * SYSTEM SOFTWARE ASSOCIATES, INC ..........           0
    206,432       * SYSTEMS & COMPUTER TECHNOLOGY CORP .......       4,129
    327,900       * TECH DATA CORP ...........................      14,284
    226,100       * TECHNOLOGY SOLUTIONS CO ..................       1,399
     29,200       * TELXON CORP ..............................         522
     28,900       * TENFOLD CORP .............................         475
    837,000       e TERUMO CORP ..............................      28,400
    824,300       * THE DESCARTES SYSTMES GROUP, INC .........      24,478
     46,300      e* THESTREET.COM, INC .......................         269
    112,053       * THQ, INC .................................       1,366
     52,800       * TIBCO SOFTWARE, INC ......................       5,662
    166,591       * TICKETMASTER ONLINE-CITYSEARCH, INC ......       2,655
     67,375       e TIETOENATOR CORP .........................       2,257
    113,799         TOTAL SYSTEM SERVICES, INC ...............       1,807
     81,200       * TOWNE SERVICES, INC ......................          76
     60,157         TOYO INFORMATION SYSTEMS CO LTD ..........       3,349
     73,600      e* TRACK DATA CORP ..........................          94
     43,500         TRANS COSMOS .............................       6,545
    205,600       * TRANSACTION SYSTEMS ARCHITECTS, INC ......       3,521
     20,000       * TRAVEL24.COM .............................         305
     92,000       * TREND MICRO, INC .........................      15,217
     51,300       * TRICORD SYSTEMS, INC .....................         927
     66,000       * TYLER TECHNOLOGIES, INC ..................         169
      8,500       * ULTICOM, INC .............................         204
     35,000       * UNIGRAPHICS SOLUTIONS, INC ...............         683
  3,483,100       * UNISYS CORP ..............................      50,723
    230,325      e* USINTERNETWORKING, INC ...................       4,707
     22,700       * VA LINUX SYSTEMS, INC ....................         976
    500,450       * VERIO, INC ...............................      27,767
    786,090       * VERISIGN, INC ............................     138,745
  2,623,002       * VERITAS SOFTWARE CORP ....................     296,440
    165,400       * VERITY, INC ..............................       6,285
      5,200       * VERSATA, INC .............................         210
      8,000       * VIA NET.WORKS, INC .......................         124
     13,000       * VIALINK CO ...............................         134
    703,891       * VIGNETTE CORP ............................      36,613
    155,000       * VISUAL NETWORKS, INC .....................       4,418
     70,700       * VITRIA TECHNOLOGY, INC ...................       4,322
     13,212       * VIZACOM, INC .............................          34
  3,270,000         VTECH HOLDINGS LTD .......................      12,375
    179,600      e* WAVE SYSTEMS CORP (CLASS A) ..............       2,840

                     SEE NOTES TO FINANCIAL STATEMENTS

42  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
      6,000      e* WEBMETHODS, INC ..........................  $      943
      6,300       * WEBSENSE, INC ............................         158
     82,000       * WEBTRENDS CORP ...........................       3,172
     56,200      e* WEBVAN GROUP, INC ........................         409
  1,261,300       * WESTERN DIGITAL CORP .....................       6,307
    273,196       * WIND RIVER SYSTEMS, INC ..................      10,347
    388,573         WM-DATA AB SERIES B ......................       2,149
    170,000       * WORLD ONLINE INTERNATIONAL NV ............       2,053
    140,000       * XIRCOM, INC ..............................       6,650
  1,628,414       * YAHOO, INC ...............................     201,720
    156,300       * ZEBRA TECHNOLOGIES CORP ..................       6,926
      1,440      f* ZEBRA TECHNOLOGIES CORP (CLASS B) ........          64
    383,000       * ZI CORP ..................................       3,490
     87,900      e* ZIFF-DAVIS, INC -ZDNET ...................         791
                                                                ----------
                                                                20,185,055
                                                                ----------
  ELECTRONIC AND OTHER TECHNOLOGY--0.20%
  1,191,950       * BEST BUY CO, INC .........................      75,391
     13,000      e* BUY.COM, INC .............................          65
    389,515       * CDNOW, INC ...............................       1,205
  3,022,344         CIRCUIT CITY STORES-CIRCUIT CITY GROUP ...     100,304
     97,600      e* CYBERIAN OUTPOST, INC ....................         470
     24,100       * ELECTRONICS BOUTIQUE HOLDINGS CORP .......         395
    134,200       * GUITAR CENTER, INC .......................       1,409
     16,300       * IDEAMALL, INC ............................          78
    153,050       * INTERTAN, INC ............................       1,798
    146,100         MEDION AG ................................      14,986
    674,782       * MUSICLAND STORES CORP ....................       5,019
  1,293,875         RADIOSHACK CORP ..........................      61,297
    207,800      b* SUN TELEVISION & APPLIANCES, INC .........           1
    311,087       * TRANS WORLD ENTERTAINMENT CORP ...........       3,772
     68,000       * TWEETER HOME ENTERTAINMENT GROUP, INC ....       2,066
                                                                ----------
                                                                   268,256
                                                                ----------
  INSTRUMENTS AND RELATED PRODUCTS--0.43%
     32,200       * ANACOMP, INC .............................          97
    145,800       * AVID TECHNOLOGIES, INC ...................       1,750
  1,715,000         CANON, INC ...............................      85,583
    202,181       * CYMER, INC ...............................       9,654
  2,274,848         EASTMAN KODAK CO .........................     135,353
  1,398,500       e FUJI PHOTO FILM CO LTD ...................      57,365
    259,000         KONICA CORP ..............................       2,203
    263,597       * LITTON INDUSTRIES, INC ...................      11,071
    525,000       * NIKON CORP ...............................      19,500
    716,063         OCE NV ...................................      11,772
  1,573,000         OLYMPUS OPTICAL CO LTD ...................      28,262
         86       * PANAVISION, INC (NEW) ....................           1
    243,037       * PINNACLE SYSTEMS, INC ....................       5,465
    285,308         POLAROID CORP ............................       5,153
  1,122,998         RAYTHEON CO (CLASS A) ....................      21,828
    812,851         RAYTHEON CO (CLASS B) ....................      15,647
        923         RICOH CO LTD .............................          20
     19,694         SAGEM S.A. (NEW) .........................      23,183
     23,235       * TECH-SYM CORP ............................         653
    132,400       * TRIMBLE NAVIGATION LTD ...................       6,463
  6,301,580         XEROX CORP ...............................     130,758
                                                                ----------
                                                                   571,781
                                                                ----------
                    TOTAL TECHNOLOGY .........................  24,392,670
                                                                ----------
TRANSPORTATION--4.31%
  AEROSPACE AND DEFENSE--0.15%
     52,700       * ALLIANT TECHSYSTEMS, INC .................       3,554
  1,893,374         GENERAL DYNAMICS CORP ....................      98,929
    551,318         GOODRICH (B.F.) CO .......................      18,779
    920,000       * KAWASAKI HEAVY INDUSTRIES LTD ............       1,409
     44,626      e* KVAERNER INDUSTRIER AS SERIES A ..........         470
      5,509       * KVAERNER INDUSTRIER AS SERIES B ..........          48
     22,900       * KVAERNER INDUSTRIER AS SERIES A RTS ......          13
      2,827      e* KVAERNER INDUSTRIER AS SERIES B RTS ......           1
  1,847,762         LOCKHEED MARTIN CORP .....................      45,848
    403,000       * MITSUI ENGINEERING & SHIP BUILDING CO LTD          385
    188,303         NEWPORT NEWS SHIPBUILDING, INC ...........       6,920
    142,417       * ORBITAL SCIENCES CORP ....................       1,736
    120,800         STURM, RUGER & CO, INC ...................       1,072
    133,501       * TELEDYNE TECHNOLOGIES, INC ...............       2,236
    631,978         THOMSON-CSF ..............................      24,996
                                                                ----------
                                                                   206,396
                                                                ----------
  AIR TRANSPORTATION--1.00%
    445,000         AEROSPATIALE-MATRA .......................       9,385
    365,946       * AIR CANADA, INC ..........................       4,816
    245,600         AIRBORNE FREIGHT CORP ....................       4,651
    320,500      e* AIRTRAN HOLDINGS, INC ....................       1,332
    153,729       * ALASKA AIR GROUP, INC ....................       4,170
  1,363,709      e* ALITALIA S.P.A ...........................       2,824
      1,170      e* ALL NIPPON AIRWAYS CO LTD ................           3
    201,880       * AMERICA WEST HOLDINGS CORP (CLASS B) .....       3,457
  2,421,363       * AMR CORP .................................      64,015
      1,200       * AMTRAN, INC ..............................          15
     72,100       * ATLANTIC COAST AIRLINES HOLDINGS .........       2,289
     99,100       * ATLAS AIR, INC ...........................       3,555
    309,000         AUCKLAND INTERNATIONAL AIRPORT LTD .......         367
     30,250         AUSTRIAN AIRLINES/OEST LUFTV AG ..........         439
    108,488       * AVIALL, INC ..............................         536
  8,874,139         BAE SYSTEMS PLC ..........................      55,350
      7,134       * BAE SYSTEMS PLC WTS 11/15/00 .............         114
  1,051,301         BBA GROUP PLC ............................       6,891
    146,998       * BE AEROSPACE, INC ........................       1,011
  1,304,000       * BEIJING CAPITAL INTERNATIONAL AIRPORT CO LTD       248
  6,499,582         BOEING CO ................................     271,764
  1,856,207         BRITISH AIRPORT AUTHORITIES PLC ..........      14,894
  1,453,506         BRITISH AIRWAYS PLC ......................       8,362
    116,500         CAE, INC .................................       1,179
  5,751,800         CATHAY PACIFIC AIRWAYS LTD ...............      10,662
    703,000         COBHAM GROUP PLC .........................      10,643
    211,500       * CONTINENTAL AIRLINES, INC (CLASS B) ......       9,941
    953,886         DELTA AIRLINES, INC ......................      48,231
  1,754,414       e DEUTSCHE LUFTHANSA AG. (REGD) ............      41,204
     61,995       * DUCOMMUN, INC ............................         740
     95,850       * EGL, INC .................................       2,947
  1,581,762       * FEDEX CORP ...............................      60,107
     21,407         FLUGHAFEN WIEN AG ........................         765
     92,000       * FRONTIER AIRLINES, INC ...................       1,317
     24,373         HEICO CORP ...............................         347
         50         HEICO CORP (CLASS A) .....................           1
  2,561,400         JAPAN AIRLINES CO LTD ....................       9,756
    126,400         KAMAN CORP (CLASS A) .....................       1,351
     71,900      e* KELLSTROM INDUSTRIES, INC ................         333
     51,291         KLM (ROYAL DUTCH AIRLINES) NV ............       1,387
    323,900       * MESA AIR GROUP, INC ......................       1,792
     77,900       * MESABA HOLDINGS, INC .....................         745
     87,359       * MIDWEST EXPRESS HOLDINGS, INC ............       1,878
    467,375         NORTHROP GRUMMAN CORP ....................      30,964
    134,700       * NORTHWEST AIRLINES CORP (CLASS A) ........       4,100
    132,000       * OFFSHORE LOGISTICS, INC ..................       1,898
  5,387,989         ROLLS-ROYCE PLC ..........................      19,128
    275,095       * RYANAIR HOLDINGS PLC .....................       2,004
    654,600       * RYANAIR HOLDINGS PLC ADR .................      23,893
      4,397         SAIRGROUP ................................         735
     44,488       e SAS DANMARK AS ...........................         374
     43,000         SAS NORGE ASA SERIES B ...................         362
     14,379       * SEQUA CORP (CLASS A) .....................         549
  7,371,000         SINGAPORE AIRLINES LTD (LR) ..............      72,900
    127,100         SKYWEST, INC .............................       4,711

                     SEE NOTES TO FINANCIAL STATEMENTS
                                             2000 CREF Semi-Annual Report  o  43

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  AIR TRANSPORTATION--(CONTINUED)
    454,725       * SMITHS INDUSTRIES PLC ....................  $    5,920
  2,913,632         SOUTHWEST AIRLINES CO ....................      55,177
     98,200         SPAR AEROSPACE LTD .......................         537
  2,478,500         SWIRE PACIFIC LTD (CLASS A) ..............      14,498
    852,672         TEXTRON, INC .............................      46,311
    278,100      e* TRANS WORLD AIRLINES, INC ................         608
     73,030       * TRIUMPH GROUP, INC .......................       2,036
    381,800       * U.S. AIRWAYS GROUP, INC ..................      14,890
    782,567         UAL CORP .................................      45,536
    107,200         UNITED PARCEL SERVICE, INC (CLASS B) .....       6,325
  5,203,141         UNITED TECHNOLOGIES CORP .................     306,335
                                                                ----------
                                                                 1,325,605
                                                                ----------
  AUTOS, TIRES AND RELATED PRODUCTS--2.41%
     59,900       * AFTERMARKET TECHNOLOGY CORP ..............         509
     21,200       * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC        301
    155,700      b* APS HOLDINGS CORP ........................           1
    163,500         ARVIN INDUSTRIES, INC ....................       2,841
     36,000         AUTOBACS SEVEN CO LTD ....................       1,201
  1,080,149         AUTOLIV, INC .............................      25,991
    384,000         AUTOLIV, INC SDR .........................       9,457
  2,220,749       * AUTONATION, INC ..........................      15,684
     47,600       * AUTOWEB.COM, INC .........................         101
    959,100      e* AUTOZONE, INC ............................      21,100
    140,083       * AVIS GROUP HOLDINGS, INC .................       2,627
     92,200         BANDAG, INC (CLASS A) ....................       2,121
  1,465,000         BAYERISCHE MOTOREN WERKE (BMW) AG ........      44,377
     24,000         BOMBARDIER, INC (CLASS A) ................         657
  1,932,304         BOMBARDIER, INC (CLASS B) ................      52,425
    156,550         BORGWARNER, INC ..........................       5,499
    441,875         BREMBO S.P.A .............................       4,575
  1,193,895         BRIDGESTONE CORP .........................      25,332
    165,401       * BUDGET GROUP, INC ........................         682
     20,300         CANADIAN TIRE, INC (CLASS A) .............         306
      3,700       e CENTRAL PARKING CORP .....................          88
    159,750         CLARCOR, INC .............................       3,175
     39,900         COACHMEN INDUSTRIES, INC .................         459
    963,000         COMFORT GROUP LTD ........................         479
  2,265,663         CONTINENTAL AG ...........................      38,008
    401,620         COOPER TIRE & RUBBER CO ..................       4,468
    319,400       * COPART, INC ..............................       5,110
    126,100       * CSK AUTO CORP ............................         954
    375,000         CYCLE & CARRIAGE LTD .....................         881
  1,078,030         DAIMLERCHRYSLER AG .......................      56,785
     14,300       e DAIMLERCHRYSLER (U.S.A.) .................         744
  1,373,383         DANA CORP ................................      29,099
    650,078         DANAHER CORP .............................      32,138
    109,222       * DELCO REMY INTERNATIONAL, INC (CLASS A) ..         908
  3,269,834         DELPHI AUTOMOTIVE SYSTEMS CORP ...........      47,617
    834,693         DENSO CORP ...............................      20,353
      5,300         DIETEREN S.A .............................       1,346
     56,498       * DISCOUNT AUTO PARTS, INC .................         565
    151,118       * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .....       2,786
     97,093       * DURA AUTOMOTIVE SYSTEMS, INC .............       1,050
    497,434         EATON CORP ...............................      33,328
    211,000         EDARAN OTOMOBIL NASIONAL BERHAD ..........         666
    237,914         FEDERAL SIGNAL CORP ......................       3,926
    331,023         FEDERAL-MOGUL CORP .......................       3,165
    373,920       e FIAT S.P.A ...............................       9,742
     36,666         FIAT S.P.A. (PRIV) .......................         599
     29,699         FIAT S.P.A. DI RISP ......................         410
    208,400         FLEETWOOD ENTERPRISES, INC ...............       2,970
  7,646,105         FORD MOTOR CO ............................     328,783
    214,224         GENCORP, INC .............................       1,714
  3,426,191         GENERAL MOTORS CORP ......................     198,933
  2,745,393       * GENERAL MOTORS CORP (CLASS H) ............     240,908
      6,560         GENTEK, INC ..............................          73
    497,150       * GENTEX CORP ..............................      12,491
  1,117,000         GENUINE PARTS CO .........................      22,340
    829,669         GOODYEAR TIRE & RUBBER CO ................      16,593
     98,100       * GROUP 1 AUTOMOTIVE, INC ..................       1,177
  2,783,400         HARLEY DAVIDSON, INC .....................     107,161
    115,320       * HAYES LEMMERZ INTERNATIONAL, INC .........       1,391
  1,696,376         HERO HONDA MOTORS LTD ....................      37,404
    128,695         HERTZ CORP (CLASS A) .....................       3,612
  3,159,000       e HONDA MOTOR CO LTD .......................     107,783
 12,690,304         HONEYWELL INTERNATIONAL, INC .............     427,505
    122,636       * IMPERIAL HOLDINGS LTD ....................         998
      3,100       * INSURANCE AUTO AUCTIONS, INC .............          65
    550,136         ITT INDUSTRIES, INC ......................      16,710
     19,600       * KEYSTONE AUTOMOTIVE INDUSTRIES, INC ......         136
      2,200       * KROLL-O'GARA CO ..........................          15
    178,580         LEX SERVICE GROUP LTD ....................         899
      9,900       * LITHIA MOTORS, INC (CLASS A) .............         132
    283,958       * LONHRO AFRICA PLC ........................          82
    197,500         MAGNA INTERNATIONAL, INC .................       9,271
  1,576,115       * MAHINDRA & MAHINDRA LTD ..................       7,515
    344,140         MAN AG ...................................      10,573
    229,200         MASCOTECH, INC ...........................       2,478
  2,580,603         MERITOR AUTOMOTIVE, INC ..................      28,387
    530,236         MICHELIN S.A. (CLASS B) ..................      17,083
    128,657         MIDAS, INC ...............................       2,573
     24,050       * MILLER INDUSTRIES, INC ...................          44
    122,770         MODINE MANUFACTURING CO ..................       3,315
    199,525       * MONACO COACH CORP ........................       2,719
     61,770       * NATIONAL AUTO CREDIT, INC ................          53
     59,700       * NATIONAL R.V. HOLDINGS, INC ..............         627
    382,335       * NAVISTAR INTERNATIONAL CORP ..............      11,876
 79,775,000       * NISSAN MOTOR CO LTD ......................     471,236
    204,900       * OREILLY AUTOMOTIVE, INC ..................       2,843
    354,000       * ORIENT CORP ..............................       1,997
     89,600         OSHKOSH TRUCK CORP .......................       3,203
    467,900         PACCAR, INC ..............................      18,570
    278,905         PEP BOYS MANNY, MOE, & JACK CO ...........       1,673
    179,112         PEUGEOT S.A ..............................      36,091
  3,295,873       e PIRELLI S.P.A ............................       8,704
  2,000,000       e PIRELLI S.P.A. RISP ......................       4,410
    151,600         REGAL-BELOIT CORP ........................       2,435
  2,205,092       e RENAULT S.A ..............................     100,617
     18,900         RHEINMETALL AG ...........................         241
    364,047         ROLLINS TRUCK LEASING CORP ...............       2,526
    445,252         RYDER SYSTEM, INC ........................       8,432
    103,000         SANDEN CORP ..............................         802
    107,900         SHIMANO, INC .............................       2,600
    238,775         SIMPSON INDUSTRIES, INC ..................       1,798
    151,950         SMITH (A.O.) CORP ........................       3,181
    124,750       * SPARTAN MOTORS, INC ......................         522
    186,067       * SPX CORP .................................      22,502
     47,363         STANDARD MOTOR PRODUCTS, INC (CLASS A) ...         403
    108,485       * STONERIDGE, INC ..........................         949
     22,194       * STRATTEC SECURITY CORP ...................         721
    103,300         SUPERIOR INDUSTRIES INTERNATIONAL, INC ...       2,660
    266,000         SUZUKI MOTOR CORP ........................       3,439
      2,000         TAN CHONG INTERNATIONAL LTD ..............           0
         50       * TBC CORP .................................           0
    211,369         TENNECO AUTOMOTIVE, INC ..................       1,110
     25,756         THOR INDUSTRIES, INC .....................         541
    464,967         TI GROUP PLC .............................       2,534
    231,000         TOYODA GOSEI CO LTD ......................      14,693
  5,483,620       e TOYOTA MOTOR CORP ........................     250,326
     71,600         TRANSPRO, INC ............................         362
    553,371         TRW, INC .................................      24,002

                    SEE NOTES TO FINANCIAL STATEMENTS

44  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

AUTOS, TIRES AND RELATED PRODUCTS--(CONTINUED)
    268,000       * UMW HOLDINGS BERHAD ......................  $      578
    103,400       * UNITED AUTO GROUP, INC ...................         944
    270,128         VALEO S.A ................................      14,501
  1,001,104       * VISTEON CORP .............................      12,138
    591,471         VOLKSWAGEN AG ............................      22,679
     51,680         VOLVO AB SERIES A ........................       1,090
     51,680       * VOLVO AB SERIES A FREE RTS ...............          47
    331,631       e VOLVO AB SERIES B FREE ...................       7,241
    354,803       * VOLVO AB SERIES B FREE RTS ...............         322
     93,350         WABASH NATIONAL CORP .....................       1,114
      3,700       * WEST MARINE, INC .........................          25
     88,196         WINNEBAGO INDUSTRIES, INC ................       1,152
     49,987         WYNNS INTERNATIONAL, INC .................       1,134
        550       e YOKOHAMA RUBBER CO LTD ...................           2
                                                                ----------
                                                                 3,200,115
                                                                ----------
  RAILROADS--0.45%
    131,000       * ABC-NACO, INC ............................       1,048
    513,748         BRAMBLES INDUSTRIES LTD ..................      15,835
  2,996,569         BURLINGTON NORTHERN SANTA FE CORP ........      68,734
    675,300         CANADIAN PACIFIC LTD .....................      17,501
  1,259,272         CSX CORP .................................      26,681
    191,501         FLORIDA EAST COAST INDUSTRIES, INC .......       7,660
    302,000         GATX CORP ................................      10,268
     22,639       e HANKYU CORP ..............................          75
    781,310         KANSAS CITY SOUTHERN INDUSTRIES, INC .....      69,292
    831,000         KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD ...       3,134
  1,782,203         KINKI NIPPON RAILWAY CO LTD ..............       7,243
    103,689         MAYNE NICKLESS LTD .......................         214
     19,875         NAGOYA RAILROAD CO LTD ...................          57
  1,005,000         NIPPON EXPRESS CO LTD ....................       6,184
    346,000         NIPPON SHARYO LTD ........................         726
  2,295,836         NORFOLK SOUTHERN CORP ....................      34,151
    107,700         PROVIDENCE AND WORCESTER RAILROAD CO .....         821
  1,027,490       * RAILTRACK GROUP PLC ......................      15,967
  1,628,996         SIEMENS AG. (REGD) .......................     245,945
    693,000         TOBU RAILWAY CO LTD ......................       1,985
    248,700         TRINITY INDUSTRIES, INC ..................       4,601
  1,492,521         UNION PACIFIC CORP .......................      55,503
    265,052         WABTEC CORP ..............................       2,750
    320,900       * WISCONSIN CENTRAL TRANSIT CORP ...........       4,172
                                                                ----------
                                                                   600,547
                                                                ----------
  TRUCKING AND RELATED SERVICES--0.20%
    159,050         AIRTOURS PLC .............................         836
    153,200       * AMERICAN FREIGHTWAYS CORP ................       2,221
    215,400         ARCTIC CAT, INC ..........................       2,558
    293,100         ARNOLD INDUSTRIES, INC ...................       3,536
    155,907         BIDVEST GROUP LTD ........................       1,076
    210,000         C.H. ROBINSON WORLDWIDE, INC .............      10,395
     45,000       * CAREY INTERNATIONAL, INC .................         624
      2,079         CENTRAL JAPAN RAILWAY CO .................      11,790
     28,900       * CHEAP TICKETS, INC .......................         347
     75,550         CIRCLE INTERNATIONAL GROUP, INC ..........       1,898
    285,800         CNF TRANSPORTATION, INC ..................       6,502
    144,750       * CONSOLIDATED FREIGHTWAYS CORP ............         588
     84,100       * COVENANT TRANSPORT, INC (CLASS A) ........         673
      6,406         EAST JAPAN RAILWAY CO ....................      37,296
    302,600         EXPEDITORS INTERNATIONAL OF
                      WASHINGTON, INC ........................      14,374
     79,500       * FORWARD AIR CORP .........................       3,180
    124,400       * FRITZ COS, INC ...........................       1,283
    350,500         GALILEO INTERNATIONAL, INC ...............       7,317
    117,807       * HEARTLAND EXPRESS, INC ...................       1,966
    175,850         HUNT (J.B.) TRANSPORT SERVICES, INC ......       2,715
    191,881       * IRON MOUNTAIN, INC .......................       6,524
     89,000       * KNIGHT TRANSPORTATION, INC ...............       1,296
     50,018         KONINKLIJKE VOPAK NV .....................       1,103
        580         KUONI REISEN HOLDING (REGD) (CLASS B) ....         269
     58,400         LAIDLAW, INC (U.S.) ......................          22
     65,494       * LANDSTAR SYSTEM, INC .....................       3,901
    134,200       * M.S. CARRIERS, INC .......................       2,365
    112,000         MITSUBISHI LOGISTICS CORP ................       1,016
    478,000       e MITSUI-SOKO CO LTD .......................       1,044
      1,550       * NAVIGANT INTERNATIONAL, INC ..............          15
      1,136      e* NEW WORLD INFRASTUCTURE LTD ..............           1
    210,893         POLARIS INDUSTRIES, INC ..................       6,749
    100,350         ROADWAY EXPRESS, INC .....................       2,352
    434,000         SEINO TRANSPORTATION CO LTD ..............       2,190
  4,125,937         STAGECOACH HOLDINGS PLC ..................       4,560
    347,275       * SWIFT TRANSPORTATION CO, INC .............       4,862
    820,184         TNT POST GROUP NV ........................      22,211
     88,100       * TRAVELOCITY.COM, INC .....................       1,443
    100,600       * U.S. XPRESS ENTERPRISES, INC (CLASS A) ...         811
    174,700         USFREIGHTWAYS CORP .......................       4,291
    196,577         WERNER ENTERPRISES, INC ..................       2,273
  3,585,878       e YAMATO TRANSPORT CO LTD ..................      89,303
    166,600       * YELLOW CORP ..............................       2,457
                                                                ----------
                                                                   272,233
                                                                ----------
  WATER TRANSPORTATION--0.10%
    264,734         ALEXANDER & BALDWIN, INC .................       5,841
     62,500      e* AMERICAN CLASSIC VOYAGES CO ..............       1,289
     34,301         ASKO OYJ SERIES A ........................         649
     72,400         BERGESEN AS SERIES A .....................       1,491
    150,200         BERGESEN D.Y. AS (CLASS B) ...............       2,891
  1,043,700         CARNIVAL CORP (CLASS A) ..................      20,352
     10,100         CMB CIE MARITIME BELGE S.A ...............         533
      1,684         DAMPSKIBSSELSKABET AF 1912 (CLASS B) .....      17,960
      1,777         DAMPSKIBSSELSKABET SVENDBORG (CLASS B) ...      26,373
     17,488         FINNLINES OYJ ............................         381
     28,400         IRISH CONTINENTAL GROUP PLC ..............         231
    498,000         KAMIGUMI CO LTD ..........................       2,631
    336,025         KAWASAKI KISEN KAISHA LTD ................         676
     67,172       * KIRBY CORP ...............................       1,427
     24,500       * KONINKLIJKE NEDLLOYD GROEP NV ............         477
     41,566       * LEIF HOEGH & CO ..........................         384
     26,450       * MARINE TRANSPORT CORP ....................          64
     35,526         MITSUI OSK LINES LTD .....................          83
  2,229,237       * NEPTUNE ORIENT LINES LTD .................       2,063
  2,090,800         NIPPON YUSEN KABUSHIKI KAISHA ............      10,078
    255,901         OCEAN GROUP PLC ..........................       4,223
     19,100       * OMI CORP (NEW) ...........................         104
    218,060         OVERSEAS SHIPHOLDING GROUP, INC ..........       5,370
  1,205,815         PENINSULAR & ORIENTAL STEAM NAVIGATION CO       10,332
     50,400       * SEACOR SMIT, INC .........................       1,950
    300,000         STAR CRUISES PLC .........................       1,620
     23,140         TDG PLC ..................................          65
    235,265         TIDEWATER, INC ...........................       8,470
     18,300       * TRICO MARINE SERVICES, INC ...............         233
     20,400       * UNITOR AS ................................         150
                                                                ----------
                                                                   128,391
                                                                ----------
                    TOTAL TRANSPORTATION .....................   5,733,287
                                                                ----------
UTILITIES--12.26%
  TELEPHONE--9.59%
     15,500       * @TRACK COMMUNICATIONS, INC ...............          37
    927,300       * ADELPHIA BUSINESS SOLUTIONS, INC .........      21,502
    151,100       * ADVANCED RADIO TELECOM CORP ..............       2,210
  1,450,975       e ALCATEL ..................................      95,555
    136,566         ALCATEL S.A. ADR .........................       9,082
    606,125       * ALLEGIANCE TELECOM, INC ..................      38,792
  1,759,104         ALLTEL CORP ..............................     108,955
     24,700       * ARCH COMMUNICATIONS GROUP INC ............         161

                    SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  45

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  TELEPHONE--(CONTINUED)
    104,744       * ARCH COMMUNICATIONS GROUP, INC WTS09/01/03  $       98
 23,177,737       e AT & T CORP ..............................     732,996
 17,088,330       * AT & T CORP-LIBERTY MEDIA GROUP(CLASS A) .     414,392
    664,400       * AT & T WIRELESS GROUP ....................      18,520
  1,345,742         BCE, INC .................................      31,879
 12,278,132         BELLSOUTH CORP ...........................     523,355
  5,230,000       * BRASIL TELECOM PARTICIPACOES S.A .........          53
 14,422,433         BRITISH TELECOMMUNICATIONS PLC ...........     186,463
  1,024,288         BROADWING, INC ...........................      26,567
 20,257,208         CABLE & WIRELESS HKT LTD .................      44,567
  3,897,900       * CABLE & WIRELESS OPTUS LTD ...............      11,655
  4,318,177         CABLE & WIRELESS PLC .....................      73,152
     60,500         CABLE & WIRELESS PLC ADR .................       3,029
     72,800       * CAPROCK COMMUNICATIONS CORP ..............       1,420
    797,610         CENTURYTEL, INC ..........................      22,931
     81,800         CFW COMMUNICATIONS CO ....................       3,068
    246,200       * COLT TELECOM GROUP PLC ...................       8,200
    110,500       * COM21, INC ...............................       2,763
     66,633       * COMMONWEALTH TELEPHONE ENTERPRISES, INC ..       3,136
     92,938      e* CORECOMM LTD .............................       1,812
    697,000       * COVAD COMMUNICATIONS GROUP, INC ..........      11,239
    432,200       * CROWN CASTLE INTERNATIONAL CORP ..........      15,775
      3,700         CT COMMUNICATIONS, INC ...................         105
  5,011,003       e DEUTSCHE TELEKOM AG ......................     286,291
    377,000       * DIGI.COM BERHAD ..........................         690
    583,844      e* DIMENSION DATA HOLDINGS LTD ..............       4,831
     33,000       * DOBSON COMMUNICATIONS CORP ...............         635
     31,000       * DSL.NET, INC .............................         320
    457,500       * DYNARC ...................................       2,817
    392,900       * E.SPIRE COMMUNICATIONS, INC ..............       2,652
  1,739,902         EIRCOM PLC ...............................       4,670
     76,100       * ELECTRIC LIGHTWAVE, INC (CLASS A) ........       1,422
 63,500,000         EMBRATEL PARTICIPACOES S.A ...............       1,183
  1,317,000       * ENERGIS PLC ..............................      49,407
 23,894,948         ERICSSON TELEFON (LM) AB SERIES B ........     475,393
  2,334,340       * EXODUS COMMUNICATIONS, INC ...............     107,526
     20,100       * FIRSTWORLD COMMUNICATIONS ................         211
  1,945,382       e FRANCE TELECOM S.A .......................     273,013
  2,279,000         FUJIKURA LTD .............................      15,185
    206,100       * GENERAL COMMUNICATION, INC (CLASS A) .....       1,056
    578,434       * GLOBAL CROSSING LTD ......................      15,220
  1,588,344       * GLOBAL TELESYSTEMS, INC ..................      19,159
     16,700       * GOAMERICA, INC ...........................         258
  6,016,512         GTE CORP .................................     374,528
    458,625       * ICG COMMUNICATIONS, INC ..................      10,118
    130,100       * IDT CORP .................................       4,415
      4,300       * ILLUMINET HOLDINGS, INC ..................         219
    101,600       * INFONET SERVICES CORP ....................       1,213
    432,613       * INTERMEDIA COMMUNICATIONS, INC ...........      12,870
    138,800       * INTERNATIONAL FIBERCOM, INC ..............       3,539
    113,100      e* INTRAWARE, INC ...........................       1,817
    306,500       * ITC DELTACOM, INC ........................       6,839
  2,993,862         KPN NV ...................................     134,456
    200,000       * KPN QWEST NV .............................       7,899
     19,100       * LATITUDE COMMUNICATIONS, INC .............         214
     63,000       * LAUNCH MEDIA, INC ........................         583
     15,800       * LCC INTERNATIONAL, INC (CLASS A) .........         432
    145,242       * LEAP WIRELESS INTERNATIONAL, INC .........       6,826
  1,616,808       * LEVEL 3 COMMUNICATIONS, INC ..............     142,279
    275,800       * LIBERTY DIGITAL, INC (CLASS A) ...........       8,274
      8,600       * LIGHTBRIDGE, INC .........................         205
 25,983,854         LUCENT TECHNOLOGIES, INC .................   1,539,543
  1,301,952       * MACQUARIE CORP TELECOM HOLD LTD ..........       1,602
     44,200       * MAIL.COM, INC ............................         251
  2,384,898       * MARCONI PLC ..............................      31,050
    123,000         M-CELL LTD ...............................         596
  2,204,031       * MCLEODUSA, INC (CLASS A) .................      45,596
  4,217,678       * MEDIA ONE GROUP, INC .....................     281,003
  1,492,942       * METROMEDIA FIBER NETWORK, INC(CLASS A) ...      59,251
    120,700       * MGC COMMUNICATIONS, INC ..................       7,234
     82,300       * MITEL CORP ...............................       1,716
    122,750       * MOTIENT CORP .............................       1,926
     17,300       * NET2000 COMMUNICATIONS, INC ..............         283
     15,300       * NET2PHONE, INC ...........................         546
    243,497       * NETCOM AB SERIES B .......................      18,073
     45,800       * NETWORK PLUS CORP ........................         650
     21,600       * NEXT LEVEL COMMUNICATIONS, INC ...........       1,852
  2,289,200       * NEXTEL COMMUNICATIONS, INC (CLASS A) .....     140,070
  2,338,369       * NEXTLINK COMMUNICATIONS, INC .............      88,712
    161,000       e NIPPON COMSYS CORP .......................       3,431
     19,126         NIPPON TELEGRAPH & TELEPHONE CORP ........     254,879
      3,500         NORTH PITTSBURGH SYSTEMS, INC ............          52
     59,100       * NORTHEAST OPTIC NETWORK, INC .............       3,642
     97,900       * NORTHPOINT COMMUNICATIONS GROUP, INC .....       1,095
  1,078,796      e* NTL, INC .................................      64,593
      1,181         NTT DOCOMO, INC ..........................      32,035
 10,189,071      e* OLIVETTI GROUP S.P.A .....................      37,213
     91,100      e* PACIFIC GATEWAY EXCHANGE, INC ............         310
  1,347,678       * PAGING NETWORK, INC ......................         969
    475,000       * PARTNER COMMUNICATIONS CO LTD ADR ........       4,513
  1,017,685         PORTUGAL TELECOM S.A .....................      11,473
    176,800       * POWERTEL, INC ............................      12,542
    182,700       * PRIMUS TELECOMMUNICATIONS GROUP, INC .....       4,545
    451,616       * PTEK HOLDINGS, INC .......................       1,468
      4,083       e PUBLICIS S.A .............................       1,609
    678,392      e* QWEST COMMUNICATIONS INTERNATIONAL, INC ..      33,708
    870,400       * RCN CORP .................................      22,086
    302,801       * RHYTHMS NETCONNECTIONS, INC ..............       3,804
    125,000      e* RSL COMMUNICATIONS LTD (CLASS A) .........       1,430
 36,679,429         SBC COMMUNICATIONS, INC ..................   1,586,385
  8,662,513         SINGAPORE TELECOMMUNICATIONS LTD .........      12,676
     93,200      e* SMARTALK TELESERVICES, INC ...............           1
  1,416,750         SONERA GROUP OYJ .........................      64,849
     13,000       * SPECTRASITE HOLDINGS, INC ................         369
  4,573,342         SPRINT CORP (FON GROUP) ..................     233,240
  1,683,500      e* SPRINT CORP (PCS GROUP) ..................     100,168
    234,115       * STAR TELECOMMUNICATIONS, INC .............         593
    106,668       e SWISSCOM AG. (REGD) ......................      37,063
    261,600       * TALK.COM, INC ............................       1,521
 14,285,960       e TELECOM ITALIA MOBILE S.P.A ..............     136,438
    302,240         TELE DANMARK AS ..........................      20,428
  5,230,000       * TELECENTROESTE CELULAR PART S.A ..........          20
    446,000         TELECOM ARGENTINA S.A. (CLASS B) .........       2,462
  4,216,760       e TELECOM CORP OF NEW ZEALAND ..............      14,790
  7,745,107       e TELECOM ITALIA ...........................     106,912
  1,312,386       e TELECOM ITALIA RISP ......................       8,743
 10,521,774       e TELEFONICA DE ESPANA S.A .................     226,939
    741,000         TELEFONICA PUBLICIDAD E INFORMACION ......       7,025
  9,358,000         TELEFONOS DE MEXICO S.A. SERIES L ........      26,714
    121,550       * TELEGATE AG ..............................      12,584
    127,827       * TELEGLOBE, INC (U.S.A.) ..................       2,692
    108,700      b* TELEGROUP, INC ...........................           1
  2,208,500         TELEKOM MALAYSIA BERHAD ..................       7,614
 68,230,000         TELENORTE-LESTE PARTICIPACOES S.A ........       1,324
    370,930         TELEPHONE & DATA SYSTEMS, INC ............      37,186
  5,230,348       * TELESP CELULAR PARTICIPACOES S.A .........          55
188,330,000       * TELESUL CELULAR PARTICIPACOES S.A ........         663
  1,050,000      e* TELIA AB .................................       9,936
    141,400       * TELIGENT, INC ............................       3,341
 13,189,032         TELSTRA CORP .............................      53,689
    136,475       * TIME WARNER TELECOM, INC .................       8,786

                    SEE NOTES TO FINANCIAL STATEMENTS

46  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  TELEPHONE--(CONTINUED)
     40,000         * TRITON PCS HOLDINGS, INC (CLASS A) .......  $    2,310
     18,100         * TUMBLEWEED COMMUNICATIONS CORP ...........         921
      5,300         * TURNSTONE SYSTEMS, INC ...................         878
     52,021        e* U.S. CELLULAR CORP .......................       3,277
     65,500         * U.S. LEC CORP (CLASS A) ..................       1,114
  3,125,967           U.S. WEST, INC ...........................     268,052
     11,800         * UNIVERSAL ACCESS, INC ....................         289
     64,500      b,e* USN COMMUNICATIONS, INC ..................           2
     13,800         * UTSTARCOM, INC ...........................         419
 12,543,414           VERIZON COMMUNICATION ....................     637,362
    948,245         * VIATEL, INC ..............................      27,084
  1,850,000           VIDESH SANCHAR NIGAM LTD (SPONS GDR) .....      28,906
164,562,258           VODAFONE AIRTOUCH PLC ....................     665,179
  1,842,000         e VODAFONE AIRTOUCH PLC ADR ................      76,328
  1,133,017        e* VOICESTREAM WIRELESS CORP ................     131,766
    119,600         * WAVECOM S.A ..............................      14,560
    270,150         * WESTERN WIRELESS CORP (CLASS A) ..........      14,723
    108,600         * WILLIAMS COMMUNICATIONS GROUP, INC .......       3,604
    664,000         * WINSTAR COMMUNICATIONS, INC ..............      22,493
 22,269,281         * WORLDCOM, INC ............................   1,021,603
     68,600        e* WORLDGATE COMMUNICATIONS, INC ............       1,218
     75,600        e* WORLDPAGES.COM, INC ......................         454
      2,000         * WORLDPORT COMMUNICATIONS, INC ............           5
     13,300        e* Z-TEL TECHNOLOGIES, INC ..................         160
                                                                  ----------
                                                                  12,755,399
                                                                  ----------
  ELECTRIC, GAS AND OTHER--2.67%
    177,000           ACEA S.P.A ...............................       2,832
  1,600,000         e AEM S.P.A ................................       6,365
  1,787,400         * AES CORP .................................      81,550
    357,900           AGL RESOURCES, INC .......................       5,704
    323,813           AGUAS DE BARCELONA S.A ...................       4,346
      2,487           AGUAS DE BARCELONA S.A. (NEW) ............          32
    830,044           ALLEGHENY ENERGY, INC ....................      22,722
    493,393           ALLIANT ENERGY CORP ......................      12,828
  1,312,230         * ALLIED WASTE INDUSTRIES, INC .............      13,122
    806,381           AMEREN CORP ..............................      27,215
    131,185         * AMERICAN ECOLOGY CORP ....................         426
  3,055,816           AMERICAN ELECTRIC POWER CO, INC ..........      90,529
     16,200           AMERICAN STATES WATER CO .................         482
    475,280           AMERICAN WATER WORKS CO, INC .............      11,882
    396,408           ANGLIAN WATER PLC ........................       3,661
    202,301           ATMOS ENERGY CORP ........................       3,540
    476,589         e AUSTRALIA GAS LIGHT CO ...................       2,847
    134,000           AVISTA CORP ..............................       2,337
     20,400         * AZURIX CORP ..............................         143
      1,469           BEWCKISER WASSER TECHNIK AG ..............         519
  7,159,262           BG GROUP PLC .............................      46,280
    146,669           BLACK HILLS CORP .........................       3,309
    461,450           BRASCAN CORP .............................       5,419
  4,539,000         * BRITISH ENERGY PLC .......................      12,335
     58,500           CALIFORNIA WATER SERVICE GROUP ...........       1,419
    964,400         * CALPINE CORP .............................      63,409
     62,900           CASCADE NATURAL GAS CORP .................       1,050
     71,900         * CASELLA WASTE SYSTEMS, INC (CLASS A) .....         773
105,677,660         * CENTRAIS GERADORAS DO SUL (BR) ...........         128
  7,981,642           CENTRICA PLC .............................      26,644
    104,400           CH ENERGY GROUP, INC .....................       3,543
    941,598           CINERGY CORP .............................      23,952
  1,427,144         * CITIZENS COMMUNICATIONS CO ...............      24,618
    414,740         * CLEAN HARBORS, INC .......................         855
    141,364           CLECO CORP ...............................       4,736
  3,475,621           CLP HOLDINGS LTD .........................      16,185
    216,426           CMP GROUP, INC ...........................       6,344
    658,980           CMS ENERGY CORP ..........................      14,580
  1,167,296           COASTAL CORP .............................      71,059
    799,461           COLUMBIA ENERGY GROUP ....................      52,465
    742,845           CONECTIV, INC ............................      11,561
     62,012         e CONECTIV, INC (CLASS A) ..................       1,512
  1,485,600           CONSOLIDATED EDISON, INC .................      44,011
    872,371           CONSTELLATION ENERGY GROUP ...............      28,407
    634,806           CONTACT ENERGY LTD .......................         852
    923,995           CP&L ENERGY, INC .........................      29,510
     28,469           CTG RESOURCES, INC .......................       1,044
        176           DAISEKI CO LTD ...........................           4
  1,628,932           DOMINION RESOURCES, INC ..................      69,840
    734,139           DPL, INC .................................      16,105
    691,363           DQE, INC .................................      27,309
  1,306,471           DTE ENERGY CO ............................      39,929
  2,138,986           DUKE ENERGY CORP .........................     120,585
    871,453           DYNEGY, INC ..............................      59,531
    148,738           EASTERN ENTERPRISES CO ...................       9,370
  2,303,552           EDISON INTERNATIONAL CO ..................      47,223
    298,914         * EL PASO ELECTRIC CO ......................       3,344
  1,085,110           EL PASO ENERGY CORP ......................      55,273
     76,707           ELECTRABEL NV ............................      19,037
      2,000           ELECTRABEL S.A. (STRIP VVPR) .............           0
  1,267,985           ELECTRICIDADE DE PORTUGAL S.A ............      23,119
251,196,060           ELECTROBRAS S.A ..........................       5,152
     61,081           EMPIRE DISTRICT ELECTRIC CO ..............       1,348
  2,014,821           ENDESA S.A ...............................      39,188
 13,271,886           ENEL S.P.A ...............................      59,032
    295,600           ENERGEN CORP .............................       6,448
  1,010,906           ENERGY EAST CORP .........................      19,270
  1,601,945           ENTERGY CORP .............................      43,553
    241,701           EQUITABLE RESOURCES, INC .................      11,662
      2,837           ETOWN CORP ...............................         188
  1,678,627           FIRSTENERGY CORP .........................      39,238
    557,839           FLORIDA PROGRESS CORP ....................      26,149
  1,127,448           FPL GROUP, INC ...........................      55,809
    876,271           GAS NATURAL SDG S.A ......................      15,792
    806,073           GPU, INC .................................      21,814
        385           GROUPE BRUXELLES LAMBERT NPV (STRIP VVPR)            0
     92,135           GROUPE BRUXELLES LAMBERT S.A .............      23,096
     70,510           HAFSLUND AS SERIES A .....................         326
     46,402           HAFSLUND AS SERIES B .....................         151
    202,693         e HAWAIIAN ELECTRIC INDUSTRIES, INC ........       6,651
  8,215,683           HONG KONG & CHINA GAS CO LTD .............       9,222
         25           HONG KONG ELECTRIC CO LTD ................           0
  1,098,436           IBERDROLA S.A ............................      14,215
    236,000           IDACORP, INC .............................       7,611
    484,034           IPALCO ENTERPRISES, INC ..................       9,741
  1,381,813           ITALGAS S.P.A ............................       6,133
  2,461,110           KANSAI ELECTRIC POWER CO, INC ............      44,149
    388,704           KANSAS CITY POWER & LIGHT CO .............       8,746
    861,590           KEYSPAN CORP .............................      26,494
    621,250           KINDER MORGAN, INC .......................      21,472
    161,000           KURITA WATER INDUSTRIES LTD ..............       3,553
    119,800           LACLEDE GAS CO ...........................       2,306
    814,837           LOUISVILLE GAS & ELECTRIC ENERGY CORP ....      19,454
     98,500           MADISON GAS & ELECTRIC CO ................       1,945
    474,839           MCN ENERGY GROUP, INC ....................      10,150
    192,479           MDU RESOURCES GROUP, INC .................       4,162
    328,410           MINNESOTA POWER, INC .....................       5,686
    200,800      b,e* MOLTEN METAL TECHNOLOGY, INC .............           2
    526,312           MONTANA POWER CO .........................      18,585
    771,536           NATIONAL FUEL GAS CO .....................      37,612
  2,903,282         * NATIONAL GRID GROUP PLC ..................      22,899
  1,387,230           NATIONAL POWER PLC .......................       8,842
    871,860           NEW CENTURY ENERGIES, INC ................      26,156
    110,500           NEW JERSEY RESOURCES CORP ................       4,206
    100,000         * NEWPARK RESOURCES, INC ...................         944

                    SEE NOTES TO FINANCIAL STATEMENTS

                                            2000 CREF Semi-Annual Report  o  47

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                        VALUE (000)
  ------                                                        -----------

  ELECTRIC, GAS AND OTHER--(CONTINUED)
    987,600       * NIAGARA MOHAWK HOLDINGS, INC ...............  $    13,765
    304,040         NICOR, INC .................................        9,919
    781,658         NISOURCE, INC ..............................       14,558
     46,900         NORTHEAST UTILITIES CO .....................        1,020
  1,844,568         NORTHERN STATES POWER CO ...................       37,237
    157,800         NORTHWEST NATURAL GAS CO ...................        3,531
    134,492         NORTHWESTERN CORP ..........................        3,110
    470,268         NSTAR ......................................       19,134
     94,900         NUI CORP ...................................        2,562
    290,188       * OGDEN CORP .................................        2,612
    508,844         OGE ENERGY CORP ............................        9,414
    200,043         ONEOK, INC .................................        5,189
  2,853,000         OSAKA GAS CO LTD ...........................        8,224
     27,429         OESTERREICHISCHE
                    ELEKTRIZITAETSWIRSCHAFTS AG ................        2,827
     67,900         OTTER TAIL POWER CO ........................        1,426
  1,197,779         PECO ENERGY CO .............................       48,285
    370,499         PEOPLES ENERGY CORP ........................       11,995
  2,506,413         PG&E CORP ..................................       61,720
     92,439         PHILADELPHIA SUBURBAN CORP .................        1,895
        400       * PHILIP SERVICE CORP ........................            2
    180,326         PIEDMONT NATURAL GAS CO, INC ...............        4,790
    494,834         PINNACLE WEST CAPITAL CORP .................       16,763
    862,200         POTOMAC ELECTRIC POWER CO ..................       21,555
  1,049,810         PPL CORP ...................................       23,030
    231,624         PUBLIC SERVICE CO OF NEW MEXICO ............        3,576
  1,250,728         PUBLIC SERVICE ENTERPRISE GROUP, INC .......       43,306
    607,431         PUGET SOUND ENERGY, INC ....................       12,946
    655,580         QUESTAR CORP ...............................       12,702
  1,398,215         RELIANT ENERGY, INC ........................       41,335
  3,724,416       * REPUBLIC SERVICES, INC (CLASS A) ...........       59,591
    226,397       e RGS ENERGY GROUP, INC ......................        5,037
    646,061       * RHEIN-WESTFALEN ELECTRIC AG ................       21,800
    588,167         SCANA CORP .................................       14,190
    975,000         SCOTTISH & SOUTHERN ENERGY PLC .............        8,945
  2,988,539         SCOTTISH POWER PLC .........................       25,336
      7,461         SCOTTISH POWER PLC ADR .....................          249
     32,205       e SEMCO ENERGY, INC ..........................          419
  1,550,857         SEMPRA ENERGY ..............................       26,365
        146         SHUN TAK ENTERPRISES CORP LTD ..............            0
    564,643         SIERRA PACIFIC RESOURCES (NEW) .............        7,093
      3,800         SJW CORP ...................................          452
     50,300         SOUTH JERSEY INDUSTRIES, INC ...............        1,308
  3,901,396         SOUTHERN CO ................................       90,951
    235,907       * SOUTHERN UNION CO ..........................        3,730
    151,500         SOUTHWEST GAS CORP .........................        2,651
    167,500         SOUTHWESTERN ENERGY CO .....................        1,047
     46,500       * STERICYCLE, INC ............................        1,116
    122,657         SUEZ LYONNAISE DES EAUX ....................       21,529
    315,998         SUEZLYONNAISE DES EAUX S.A .................       55,585
    124,257         SUEZ LYONNAISE (STRIP VVPR) ................            1
    812,932         TECO ENERGY, INC ...........................       16,309
  3,004,000         TENAGA NASIONAL BERHAD .....................        9,803
    419,801         THAMES WATER PLC ...........................        5,434
      3,000       * THERMO ECOTEK CORP .........................           28
    595,900         TOHOKU ELECTRIC POWER CO, INC ..............        8,054
  1,232,078       e TOKYO ELECTRIC POWER CO, INC ...............       30,102
  3,386,000         TOKYO GAS CO LTD ...........................        9,537
    792,261         TRANS CANADA PIPELINES LTD .................        6,042
    310,800         TRANSALTA CORP .............................        3,304
  1,936,664         TXU CORP ...................................       57,132
     63,800       * U.S. LIQUIDS, INC ..........................          351
    197,224         UGI CORP ...................................        4,043
  1,319,933         UNICOM CORP ................................       51,065
  2,720,725       * UNION ELECTRICA FENOSA S.A .................       49,423
    202,120         UNISOURCE ENERGY CORP HOLDINGS CO ..........        3,032
     89,400         UNITED ILLUMINATING CO .....................        3,911
    732,107         UNITED UTILITIES PLC .......................        7,249
    135,360         UNITED WATER RESOURCES, INC ................        4,721
    596,571         UTILICORP UNITED, INC ......................       11,857
  2,731,116         VEBA AG ....................................      134,568
    383,359         VECTREN CORP ...............................        6,613
  1,804,585       e VIVENDI S.A ................................      159,888
     48,973      e* VIVENDI S.A. WTS 05/02/01 ..................          169
    293,172         WASHINGTON GAS LIGHT CO ....................        7,054
    101,700       * WASTE CONNECTIONS, INC .....................        2,009
        200       * WASTE INDUSTRIES, INC ......................            2
  3,863,791         WASTE MANAGEMENT, INC ......................       73,412
        700       * WASTEMASTERS, INC ..........................            0
    198,207         WESTCOAST ENERGY, INC ......................        3,050
     96,700         WESTERN GAS RESOURCES, INC .................        2,031
    237,210         WESTERN RESOURCES, INC .....................        3,677
  2,494,474         WILLIAMS COS, INC ..........................      103,988
    797,381         WISCONSIN ENERGY CORP ......................       15,798
    170,972         WPS RESOURCES CORP .........................        5,140
     87,535       * YORK RESEARCH CORP .........................          126
                                                                  -----------
                                                                    3,553,648
                                                                  -----------
                    TOTAL UTILITIES ............................   16,309,047
                                                                  -----------
                    TOTAL COMMON STOCK
                      (COST $ 75,871,797) ......................  131,658,073
                                                                  -----------

  PRINCIPAL
-------
SHORT TERM INVESTMENTS--1.47%
  BANK NOTES--0.07%
                 BANK OF AMERICA
$50,000,000        d 6.240%, 07/18/00 .........................       49,989
 40,000,000          6.550%, 12/01/00 .........................       39,919
                                                                 -----------
                                                                      89,908
                                                                 -----------
  BANKERS ACCEPTANCES--0.02%
                 SOUTHRUST BANK NA
 30,000,000          6.650%, 03/06/01 .........................       29,988
                                                                 -----------
  CERTIFICATES OF DEPOSIT--0.13%
                 CITIBANK NA
 18,000,000          7.390%, 05/30/01 .........................       18,026
                 DEUTSCHE BANK
 15,000,000          6.695%, 02/05/01 .........................       14,950
 30,000,000        d 7.080%, 05/04/01 .........................       29,956
                 ROYAL BANK OF CANADA
 30,000,000          6.750%, 04/17/01 .........................       29,877
                 TORONTO DOMINION BANK
 25,000,000          6.630%, 07/25/00 .........................       25,000
 50,000,000        d 6.690%, 02/02/01 .........................       49,834
                                                                 -----------
                                                                     167,643
                                                                 -----------
  COMMERCIAL PAPER--0.91%
                 ALUMINUM CO OF AMERICA
 20,267,000          6.540%, 07/20/00 .........................       20,193
                 ANHEUSER-BUSCH CO
  1,000,000          6.200%, 10/04/00 .........................          982
                 ARIZONA PUBLIC SERVICE CO
 20,000,000          7.150%, 07/06/00 .........................       19,976
                 ASSET SECURITIZATION COOP CORP
 40,000,000        c 6.950%, 07/03/00 .........................       39,978
 15,000,000        c 6.550%, 07/11/00 .........................       14,969
 15,000,000        c 6.570%, 08/21/00 .........................       14,858
                 BELL ATLANTIC FINANCIAL SERVICES, INC
 35,000,000          6.610%, 08/01/00 .........................       34,796
                 BELL ATLANTIC NETWORK FUNDING CORP
 20,000,000          6.580%, 08/08/00 .........................       19,858
 20,000,000          6.580%, 08/15/00 .........................       19,832
 11,500,000          6.580%, 08/16/00 .........................       11,401

                     SEE NOTES TO FINANCIAL STATEMENTS

48  o  2000 CREF Semi-Annual Report

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                     VALUE (000)
  ---------                                                     -----------

  COMMERCIAL PAPER--(CONTINUED)
                 BETA FINANCE, INC
$20,000,000        c 6.610%, 07/17/00 .........................  $    19,938
                 BURLINGTON NORTHERN SANTA FE
 35,000,000        c 6.950%, 07/13/00 .........................       34,912
                 CIESCO LP
 50,000,000      c,d 6.530%, 07/24/00 .........................       49,781
                 COCA-COLA ENTERPRISES, INC
 25,000,000        c 6.140%, 07/10/00 .........................       24,954
                 CORPORATE ASSET FUNDING CORP, INC
 25,000,000        c 6.620%, 09/08/00 .........................       24,680
                 DOMINION RESOURCES, INC
 30,000,000      c,d 6.810%, 07/07/00 .........................       29,959
 25,000,000      c,d 6.880%, 07/21/00 .........................       24,900
                 ENTERPRISE FUNDING CORP
 62,570,000        c 6.600%, 07/06/00 .........................       62,500
  9,781,000        c 6.620%, 07/24/00 .........................        9,738
                 EQUILON ENTERPRISES LLC
 25,000,000          6.510%, 07/19/00 .........................       24,913
                 FORTUNE BRANDS, INC
 21,500,000        c 6.130%, 07/19/00 .........................       21,425
                 GPU, INC
 23,566,000        c 7.050%, 07/14/00 .........................       23,502
                 HARLEY-DAVIDSON FUNDING CORP
  2,375,000        c 6.750%, 07/21/00 .........................        2,366
                 HONEYWELL INTERNATIONAL
 20,000,000          6.530%, 07/24/00 .........................       19,912
 23,900,000          6.540%, 08/01/00 .........................       23,760
                 HOUSTON INDUSTRIES FINANCECO LP
 20,000,000        c 6.950%, 07/05/00 .........................       19,980
 25,000,000      c,d 6.900%, 07/11/00 .........................       24,947
                 MORGAN STANLEY DEAN WITTER
 50,000,000          6.600%, 07/11/00 .........................       49,898
                 MOTOROLA, INC
 20,000,000          6.540%, 07/28/00 .........................       19,898
                 NATIONAL RURAL UTILITIES COOP FINANCE
 11,000,000          6.360%, 12/07/00 .........................       10,675
 30,000,000          6.370%, 12/12/00 .........................       29,086
                 NORFOLK SOUTHERN CORP
 15,000,000          6.900%, 07/17/00 .........................       14,951
                 NORTHERN STATES POWER CO
 13,000,000        c 6.640%, 08/21/00 .........................       12,877
                 PACCAR FINANCIAL CORP
  1,425,000        6.570%, 08/10/00 ...........................        1,414
                 PARK AVENUE RECEIVABLES CORP
 66,520,000        c 6.580%, 07/10/00 .........................       66,397
 30,000,000        c 6.540%, 07/12/00 .........................       29,933
                 PRAXAIR, INC
 15,000,000          6.860%, 07/17/00 .........................       14,951
                 PREFERRED RECEIVABLES FUNDING CORP
 25,000,000        c 6.550%, 07/21/00 .........................       24,904
                 RECEIVABLES CAPITAL CORP
 15,150,000        c 6.640%, 08/25/00 .........................       14,995
                 SALOMON SMITH BARNEY HOLDINGS, INC
 35,000,000          6.500%, 07/06/00 .........................       34,961
                 SBC COMMUNICATIONS, INC
 20,000,000        c 6.090%, 07/07/00 .........................       19,974
                 SIGMA FINANCE, INC
 25,000,000        c 6.580%, 07/19/00 .........................       24,913
                 TEXAS UTILITIES CO
 12,015,000        c 6.900%, 07/12/00 .........................       11,987
 37,000,000        c 6.820%, 07/14/00 .........................       36,900
 10,479,000        c 6.980%, 07/14/00 .........................       10,451
 15,000,000        c 6.930%, 07/17/00 .........................       14,951
                 TYCO INTERNATIONAL LTD
 40,000,000      c,d 6.870%, 07/13/00 .........................       39,899
                 VENTURES BUSINESS TRUST
 20,000,000        c 6.550%, 07/07/00 .........................       19,974
 30,000,000        c 6.550%, 07/10/00 .........................       29,945
                 VERMONT AMERICAN CORP
 39,750,000        c 6.500%, 07/05/00 .........................       39,713
                                                                ------------
                                                                   1,212,657
                                                                ------------
  MEDIUM TERM BONDS--0.05%
                 BETA FINANCE, INC
 25,000,000          7.440%, 05/31/01 .........................       25,050
 20,000,000        d 7.470%, 06/05/01 .........................       20,040
                 SIGMA FINANCE, INC
 25,000,000        d 7.400%, 05/25/01 .........................       25,050
                                                                ------------
                                                                      70,140
                                                                ------------
  U.S. GOVERNMENT AND AGENCIES--0.15%
                 FEDERAL HOME LOAN BANK (FHLB)
  4,800,000          6.450%, 07/14/00 .........................        4,788
                 FEDERAL HOME LOAN MORTGAGE CORP      (FHLMC)
 14,000,000          5.850%, 07/05/00 .........................       13,987
  2,250,000          6.370%, 07/05/00 .........................        2,248
  9,300,000          6.390%, 07/05/00 .........................        9,292
  4,700,000          6.400%, 07/05/00 .........................        4,696
 50,000,000          6.410%, 07/18/00 .........................       49,838
 50,000,000        d 6.090%, 07/20/00 .........................       49,820
 23,005,000          6.460%, 07/25/00 .........................       22,901
 40,000,000          6.380%, 07/27/00 .........................       39,805
  5,875,000          6.460%, 09/21/00 .........................        5,786
                                                                ------------
                                                                     203,161
                                                                ------------
VARIABLE RATE NOTES--0.14%
                 AMERICAN TELEPHONE & TELEGRAPH CO
 25,000,000          6.566%, 03/08/01 .........................       24,988
                 BANC ONE CORP
 10,000,000          6.416%, 01/16/01 .........................       10,005
                 BETA FINANCE, INC
 15,000,000          6.650%, 04/25/01 .........................       14,997
                 GENERAL MOTORS ACCEPTANCE CORP
 25,000,000          6.960%, 02/23/01 .........................       25,022
 20,875,000          6.870%, 03/30/01 .........................       20,888
                 HOUSEHOLD FINANCE CORP
 10,000,000          6.745%, 03/29/01 .........................        9,996
                 HUNTINGTON NATIONAL BANK
 20,000,000          6.441%, 02/02/01 .........................       20,004
                 NATIONAL CITY CORP
 10,500,000          6.330%, 04/23/01 .........................       10,500
                 VODAFONE AIRTOUCH PLC
 50,000,000        d 6.861%, 06/05/01 .........................       50,000
                                                                  ----------
                                                                     186,400
                                                                ------------
                     TOTAL SHORT TERM INVESTMENTS
                     (COST $ 1,960,537) .......................    1,959,897
                                                                ------------
                     TOTAL PORTFOLIO--100.78%
                     (COST $ 78,109,006) ......................  134,019,686
                     OTHER ASSETS & LIABILITIES, NET--(0.78%) .   (1,035,173)
                                                                ------------
                     NET ASSETS--100.00% ...................... $132,984,513
                                                                ============

----------------

 * Non-income producing

a  Affiliated

b  In bankruptcy

c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

d All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.

e  All or a portion of these securities are out on loan.

f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2000, the value of these securities amounted to $140,643,400 or 0.11% of net assets.

                     SEE NOTES TO FINANCIAL STATEMENTS
                                             2000 CREF Semi-Annual Report  o  49

      Statement of Investments - STOCK ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

Additional information on each restricted security is as follows:

                                                     ACQUISITION     ACQUISITION
SECURITY                                                DATE            COST
----------                                           -----------     -----------
ANTENA 3 DE TELEVISION GDS                            03/23/98       $ 5,982,300
BB BIOVENTURES L.P.                                   03/24/98        13,706,828
BELO (A.H.) CORP SERIES B                             05/23/88         1,900,588
CARTER WALLACE, INC (CLASS B)                         10/29/87         1,075,932
CRESTARAN INTERNATIONAL INVESTMENT BV                 09/30/94                 0
DOW JONES & CO, INC (CLASS B)                         08/30/91        12,068,995
HAFNIA HOLDINGS AS (REGD) (CLASS A)                   08/30/91           136,697
HAFNIA HOLDINGS AS (REGD) (CLASS B)                   07/29/88           159,638
INTERNATIONAL HYDRON LIQUIDATING TRUST                11/13/97                 0
LAFARGE S.A. (REGD)                                   04/03/97         1,867,017
LAFARGE S.A. (REGD) 2001                              01/05/99         5,852,242
L'AIR LIQUIDE S.A. (REGD)                             10/29/96         4,377,677
L'AIR LIQUIDE S.A. (REGD) 2001                        01/05/99         8,368,396
LEE ENTERPRIESE, INC (CLASS B)                        03/31/86            60,768
MEREDITH CORP (CLASS B)                               12/30/86         1,893,160
NETGENICS, INC CV SERIES D                            03/20/98         5,517,450
NETGENICS, INC STOCK OPTIONS 03/20/08                 06/08/98                 0
PHYSICIAN COMPUTER NETWORK, INC                       11/13/97         1,211,798
PROCURENET, INC                                       04/19/99             8,168
PROMET BERHAD                                         12/30/98             6,669
SILVERSTONE BERHAD                                    12/30/98             1,173
STARRETT (L.S.) CO(CLASSB)                            10/07/88           798,235
WRIGLEY (WM) JR CO (CLASS B)                          04/30/86         2,007,603
ZEBRA TECHNOLOGIES CORP (CLASS B)                     10/29/98            43,233
                                                                     -----------
                                                                     $67,044,567
                                                                     ===========

-----------------------------------------------------------------------------------------------------------------------------------

                        TRANSACTIONS WITH AFFILIATED COMPANIES (Unaudited) - January 1, 2000--June 30, 2000

                          VALUE AT                                          REALIZED       DIVIDEND      SHARES AT       VALUE AT
      ISSUE           DECEMBER 31, 1999   PURCHASE COST   SALES PROCEEDS   GAIN (LOSS)      INCOME     JUNE 30, 2000   JUNE 30, 2000
      -----           -----------------   -------------   --------------   -----------      ------     -------------   -------------
ADERAAB(CLASSB)                   **       $15,589,022     $ 4,329,447    $(10,436,547)           --             *               *
BAY VIEW CAPITAL CORP   $ 14,038,091                --              --                      $197,894             *               *
MARTEK BIOSCIENCES        15,403,800            26,357              --              --            --     1,285,150     $24,096,563
NOCOME AB (BSHS)                  **         4,135,515       2,308,879      (4,448,933)           --             *               *
REGIONAL CABLESYSTEM              **         1,369,105              --              --            --       747,100       7,437,218
TPIENTERPRISES, INC           12,177                --              --              --            --     1,107,000           5,535
WESTEL GROUP LTD                  **         1,920,891       3,675,177        (931,100)           --            --               *
                         -----------       -----------     -----------    ------------      --------                   -----------
                         $29,454,068       $23,040,890     $10,313,503    ($15,816,580)     $197,894                   $31,539,316
                         ===========       ===========     ===========    ============      ========                   ===========

----------

** Not an Affiliate as of December 31, 1999
*  Not an Affiliate as of June 30, 2000

                       SEE NOTES TO FINANCIAL STATEMENTS

50  o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
-------------------------------------------------------------------------------

                         SUMMARY BY COUNTRY (UNAUDITED)

                                                    VALUE (000)             %
                                                    ----------           ------
DOMESTIC
UNITED STATES ...................................   $4,404,790            45.67%
                                                    ----------           ------
TOTAL DOMESTIC ..................................    4,404,790            45.67
                                                    ----------           ------
  FOREIGN
    AUSTRALIA ...................................       93,087             0.96
    AUSTRIA .....................................        2,492             0.02
    BELGIUM .....................................       16,391             0.17
    BERMUDA .....................................       81,567             0.84
    CANADA ......................................      142,612             1.48
    DENMARK .....................................        9,729             0.10
    FINLAND .....................................      192,810             2.00
    FRANCE ......................................      228,348             2.37
    GERMANY .....................................      439,845             4.56
    HONG KONG ...................................      121,318             1.26
    INDIA .......................................        9,259             0.10
    IRELAND .....................................       15,610             0.16
    ISRAEL ......................................       54,589             0.57
    ITALY .......................................       98,192             1.02
    JAPAN .......................................    1,332,388            13.81
    KOREA .......................................        9,746             0.10
    MALAYSIA ....................................        2,561             0.03
    NETHERLANDS .................................      399,994             4.15
    NEW ZEALAND .................................        1,786             0.02
    NORWAY ......................................        5,293             0.05
    PORTUGAL ....................................        6,888             0.07
    SINGAPORE ...................................       44,264             0.46
    SOUTH AMERICA ...............................       13,372             0.14
    SPAIN .......................................       70,556             0.73
    SWEDEN ......................................      286,040             2.97
    SWITZERLAND .................................       96,860             1.00
    THAILAND ....................................          503             0.01
    UNITED KINGDOM ..............................    1,317,397            13.66
                                                    ----------           ------
TOTAL FOREIGN ...................................    5,093,497            52.81
SHORT TERM INVESTMENTS ..........................      146,022             1.52
                                                    ----------           ------
TOTAL PORTFOLIO .................................   $9,644,309           100.00%
                                                    ==========           ======

                -----------------------------------------------

  PRINCIPAL                                                         VALUE (000)
-----------                                                         ----------
BONDS--0.00%
CORPORATE BONDS--0.00%
FINANCE--0.00%
  BANKS, SAVINGS AND LOANS--0.00%
                  BANCA INTESA S.P.A. (CV DEB)
    $35,899(1)      2.700%, 01/01/03 ...............................   $     62
                                                                         ------
                    Total Finance ..................................         62
                                                                         ------
TRANSPORTATION--0.00%
  AIR TRANSPORTATION--0.00%
                  BAE SYSTEMS PLC
     21,776(2)      7.450%, 11/30/03 ...............................         32
                                                                         ------
                    Total Transportation ...........................         32
                                                                         ------
                  TOTAL CORPORATE BONDS
                    (COST $85) .....................................         94
                                                                         ------
                  TOTAL BONDS
                    (COST $85) .....................................         94
                                                                         ------

----------
(1) Denominated in Italian Lira.
(2) Denominated in British Pound.

  SHARES                                                            VALUE (000)
-----------                                                         ----------

PREFERRED STOCK--0.93%
  CONSTRUCTION AND REAL ESTATE--0.00%
  BUILDING MATERIALS--0.00%
     10,286       DYCKERHOFF ZEMENTWERKE AG ......................   $      261
                                                                     ----------
                  TOTAL CONSTRUCTION AND REAL ESTATE .............          261
                                                                     ----------
  CONSUMER DURABLE--0.00%
  TEXTILE APPAREL AND ACCESSORIES--0.00%
      1,100       ESCADA AG ......................................          110
                                                                     ----------
                  TOTAL CONSUMER DURABLE .........................          110
                                                                     ----------
  MEDIA AND LEISURE--0.88%
  BROADCASTING--0.74%
    567,789       PROSIEBEN MEDIA AG .............................       71,301
                                                                     ----------
  PUBLISHING--0.14%
  1,129,147       e NEWS CORP LTD ( LTD-VOTE) ....................       13,671
                                                                     ----------
                  TOTAL MEDIA AND LEISURE ........................       84,972
                                                                     ----------
  TECHNOLOGY--0.04%
  COMPUTERS AND OFFICE EQUIPMENT--0.04%
     22,686       e SAP AG .......................................        4,208
                                                                     ----------
                  TOTAL TECHNOLOGY ...............................        4,208
                                                                     ----------
  TRANSPORTATION--0.01%
  AUTOS, TIRES AND RELATED PRODUCTS--0.01%
      2,765       * MAN AG. (VORZUG) .............................           57
     33,230       VOLKSWAGEN AG ..................................          782
                                                                     ----------
                  TOTAL TRANSPORTATION ...........................          839
                                                                     ----------

                  TOTAL PREFERRED STOCK
                   (COST $65,994).................................       90,390
                                                                     ----------
COMMON STOCK--97.20%
BASIC INDUSTRIES--3.70%
  CHEMICALS AND PLASTIC--2.37%
     10,500       AGRIUM, INC ....................................           90
     47,000       AIR PRODUCTS & CHEMICALS, INC ..................        1,448
  1,033,000       ASAHI CHEMICAL INDUSTRY CO LTD .................        7,322
     61,100       ASHTON MINING LTD ..............................           37
    403,990       AVON PRODUCTS, INC .............................       17,978
     89,560       BASF AG ........................................        3,644
     79,533       BOC GROUP PLC ..................................        1,144
     31,800       CLOROX CO ......................................        1,425
    315,746       COLGATE PALMOLIVE CO ...........................       18,905
    154,286       DAICEL CHEMICAL INDUSTRIES LTD .................          499
    116,000       DAINIPPON INK & CHEMICAL, INC ..................          547
    106,000       DENKI KAGKU KOGYO ..............................          471
    676,323       DOW CHEMICAL CO ................................       20,417
    743,077       DU PONT (E.I.) DE NEMOURS & CO .................       32,510
      1,600     * DYNO ASA .......................................           35
        100       FANCL CORP .....................................           10
      1,074     * GIVAUDAN AG ....................................          328
     35,400     * GREENCORE GROUP PLC ............................           95
     41,077       ILLINOIS TOOL WORKS, INC .......................        2,341
     24,000       IWATANI & CO LTD ...............................           44
     32,000       KANEKA CORP ....................................          354
     98,000       KAO CORP .......................................        3,001
     11,380       KEMIRA OY ......................................           56
     69,000       KUREHA CHEMICAL INDUSTRY CO LTD ................          207
      2,245       L'AIR LIQUIDE ..................................          294
      2,588     f L'AIR LIQUIDE S.A. (REGD) ......................          339
      5,364     f L'AIR LIQUIDE S.A. (REGD) 2001 .................          702
        530       LONZA AG. (REGD) ...............................          277
      8,782       LOREAL S.A .....................................        7,636
    334,000       MITSUBISHI CHEMICAL CORP .......................        1,373
    135,000       MITSUBISHI GAS CHEMICAL CO, INC ................          453
      1,000       MITSUI CHEMICAL CORP ...........................            7
  3,253,300       OMNI INDUSTRIES LTD ............................        5,363

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report  o 51

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  CHEMICALS AND PLASTIC--(CONTINUED)
     18,699        * ORICA LTD ...................................   $       85
    180,699          PHARMACIA CORP ..............................        9,340
      8,500          POTASH CORP OF SASKATCHEWAN, INC ............          465
     22,191          PRAXAIR, INC ................................          831
    308,636          PROCTER & GAMBLE CO .........................       17,669
     21,050          ROHM & HAAS CO ..............................          726
     12,000        * SEALED AIR CORP .............................          629
    145,000          SEKISUI CHEMICAL CO LTD .....................          559
    315,255          SHIN-ETSU CHEMICAL CO LTD ...................       16,030
     59,700          SHISEIDO & CO LTD ...........................          925
     79,622        * SHOWA DENKO K.K .............................          117
        700          SIKA FINANZ AG. (BR) ........................          235
    116,100          SNIA S.P.A ..................................          116
     12,350          SOLVAY ET CIE S.A ...........................          835
    209,000          SUMITOMO CHEMICAL CO LTD ....................        1,260
    512,000          TAKEDA CHEMICAL INDUSTRIES LTD ..............       33,680
    117,000          TEIJIN LTD ..................................          572
  3,385,000          TORAY INDUSTRIES, INC .......................       13,757
     61,000          TOSOH CORP ..................................          308
    113,000          UBE INDUSTRIES LTD ..........................          355
     17,800          UNION CARBIDE CORP ..........................          881
      8,986          URALITA S.A .................................           54
     46,359          WESFARMERS LTD ..............................          370
      2,113          ZODIAC S.A ..................................          432
                                                                     ----------
                                                                        229,583
                                                                     ----------
STEEL AND OTHER METALS--0.66%
      5,900          ACERINOX S.A ...................................       171
     28,600          ALCAN ALUMINUM CO LTD ..........................       888
    111,952          ALCOA, INC .....................................     3,247
     20,900          ALLEGHENY TECHNOLOGIES, INC ....................       376
        560        * ALUSUISSE LONZA HOLDINGS AG. (REGD) ............       366
     78,800        * ANGLO AMERICAN PLATINUM CORP LTD ...............     2,271
     35,300          BARRICK GOLD CORP ..............................       637
     19,500          BARRICK GOLD CORP (U.S.) .......................       355
      2,000          BEKAERT S.A ....................................       104
     14,400        * BETHLEHEM STEEL CORP ...........................        51
        500        * BOHLER-UDDEHOLM AG. (BR) .......................        18
      3,868        * BOLIDEN LTD SDR ................................         5
      2,500          CAMECO CORP ....................................        31
     20,000          COMINCO LTD ....................................       275
     39,847        * CORUS GROUP PLC ................................        58
      5,000          DANIELI & CO ...................................        23
     59,000          DELTA GOLD LTD .................................        44
      2,696          DOFASCO, INC ...................................        44
      5,000          ELKEM AS .......................................        94
        300          FLACK S.P.A ....................................         2
        796          FISCHER (GEORGE) LTD (REGD) ....................       248
     93,469          GKN PLC ........................................     1,193
     15,466          GOLDFIELDS LTD .................................        13
      1,620          GROUP 4 FALCK A/S ..............................       261
    867,000          HITACHI CABLE LTD ..............................     9,612
      9,400        * HOMESTAKE MINING CO ............................        65
      2,926          ILUKA RESOURCES LTD ............................         8
     20,981        * INCO LTD CO ....................................       321
     10,100        * INCO LTD CO (U.S.) .............................       155
      3,000        * JAPAN METALS & CHEMICALS CO ....................         4
     94,000        * JAPAN STEEL WORKS LTD ..........................       127
     37,531          JOHNSON MATTHEY PLC ............................       528
    290,000          KAWASAKI STEEL CORP ............................       417
      4,619          LONMIN PLC .....................................        51
     40,810          MAGNETI MARELLI S.P.A ..........................       214
    253,117          MIM HOLDINGS LTD ...............................       137
    160,000        e MITSUBISHI MATERIALS CORP ......................       656
     22,000        e MITSUI MINING & SMELTING CO LTD ................       167
     65,985        * NEWCREST MINING LTD ............................       178
     24,000          NEWMONT MINING CORP ............................       519
    378,000          NIPPON LIGHT METAL CO LTD ......................       375
    885,000          NIPPON STEEL CORP ..............................     1,865
      4,000        * NKK CORP .......................................         3
        486          NKT HOLDINGS AS ................................        81
     26,900          NORANDA, INC ...................................       263
    169,247          NORMANDY MINING LTD ............................        91
    121,306          NORTH LTD ......................................       288
     16,257          OUTOKUMPU OYJ SERIES A .........................       156
     20,500          PARKER-HANNIFIN CORP ...........................       702
     17,969          PECHINEY S.A ...................................       753
     11,100          PHELPS DODGE CORP ..............................       413
     46,200          PLACER DOME, INC ...............................       433
     14,800          PLACER DOME, INC (U.S.) ........................       142
     20,185          PREUSSAG AKTIEGESELLSCHAFT AG ..................       654
     12,000          RAUTARUUKKI SERIES K ...........................        57
     59,608        * RESOLUTE SAMANTHA LTD ..........................         5
     10,400          RIO ALGOM LTD ..................................       121
     36,900          RIO TINTO LTD ..................................       612
    155,391          RIO TINTO LTD PLC (REGD) .......................     2,541
     38,000        * SANKYO ALUMINIUM INDUSTRY CO LTD ...............        34
     28,000          SANWA SHUTTER CORP .............................        91
      2,850        e SAPA AB ........................................        50
     14,280       f* SILVERSTONE BERHAD .............................         0
    134,400          SMC CORP .......................................    25,342
     13,638          SMITH (HOWARD) LTD .............................        67
     35,500          STELCO, INC (CLASS A) ..........................       163
     40,000          SUMITOMO HEAVY INDUSTRIES LTD ..................       134
    947,000        * SUMITOMO METAL INDUSTRIES LTD ..................       653
     39,000          SUMITOMO METAL MINING CO LTD ...................       184
      2,450          SVENSKT STAL AB SERIES B .......................        24
      7,625          SVENSKT STAL AB SERIES A (SAAB) ................        76
     60,064          THYSSEN KRUPP AG ...............................       967
     24,000          TOSTEM CORP ....................................       392
     36,600          TOYO SEIKAN KAISHA LTD .........................       685
     11,900          TRELLEBORG AB SERIES B FREE ....................        83
      2,400          UNION MINIERE GROUP S.A ........................        87
      5,903        e USINOR .........................................        72
      7,600          USX-US STEEL GROUP, INC ........................       141
    181,000          WMC LTD ........................................       812
     32,200        * WORTHINGTON INDUSTRIES, INC ....................       338
                                                                      ----------
                                                                          63,884
                                                                      ----------
  PAPER AND FOREST PRODUCTS--0.67%
     65,700          ABITIBI CONSOLIDATED, INC ......................       610
     66,000          AMCOR LTD ......................................       231
    121,819          ARJO WIGGINS APPLETON PLC ......................       474
     15,460          ASSIDOMAN AB ...................................       221
     10,100          AVERY DENNISON CORP ............................       678
     12,740          BUHRMANN NV ....................................       366
    146,839          BUNZL PLC ......................................       787
    206,814        e CARTER HOLT HARVEY LTD .........................       180
      3,700          CLAYTON HOMES, INC .............................        30
      2,100          CORTICEIRA AMORIM S.A ..........................        18
     23,600          DOMTAR, INC ....................................       219
      3,000          ESSELTE AB SERIES B FREE .......................        18
    131,060        * FLETCHER CHALLENGE LTD (FORESTS DIVISION) ......        48
    135,900          FLETCHER CHALLENGE LTD (PAPER DIVISION) ........       156
    752,191          FORT JAMES CORP ................................    17,394
     23,600          GEORGIA-PACIFIC CORP (PACKING GROUP) ...........       620
      6,400          GRUPO EMPRESARIAL ENCE S.A .....................       105
     88,216          INTERNATIONAL PAPER CO .........................     2,630
      4,500          INVESTIMENTOS PARTICIPACOES E GESTAO ...........        29
     18,000          JAYA TIASA HOLDINGS BERHAD .....................        21
    115,157          JEFFERSON SMURFIT GROUP PLC ....................       199
     65,911          KIMBERLY-CLARK CORP ............................     3,782
      8,000        * KOKUYO CO LTD ..................................       131

                  SEE NOTES TO FINANCIAL STATEMENTS

52  o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  PAPER AND FOREST PRODUCTS--(CONTINUED)
     10,000          KUALA LUMPUR KEPONG BERHAD .....................$       14
      1,616          MAYR-MELNHOF KARTON AG .........................        77
      4,700          MEAD CORP ......................................       119
    172,000          MITSUBISHI PAPER MILLS LTD .....................       400
     44,000        e NGK INSULATORS LTD .............................       546
    145,000          NIPPON PAPER INDUSTRIES CO .....................       992
      5,184          NORSKE SKOGINDUSTRIER SERIES A .................       149
    131,666          OJI PAPER CO LTD ...............................       908
     59,839        * PAPERLINX LTD ..................................       114
      7,944          PORTUCEL INDUSTRIA EMPRESA .....................        48
     19,120          RENO DE MEDICI S.P.A ...........................        39
     80,595          REXAM PLC ......................................       314
    219,800        * SAPPI LTD ......................................     1,653
     31,650        e SCA AB SERIES B ................................       604
     90,900          SEKISUI HOUSE LTD ..............................       843
    997,777        * SMURFIT-STONE CONTAINER CORP ...................    12,846
     15,000          SUMITOMO FORESTRY CO LTD .......................       101
     16,500          TEMPLE-INLAND, INC .............................       693
      5,500          UNI CHARM CORP .................................       334
     34,700        e UPM-KYMMENE OYJ ................................       865
    319,274          WEYERHAEUSER CO ................................    13,729
                                                                      ----------
                                                                         64,335
                                                                      ----------
                     TOTAL BASIC INDUSTRIES .........................   357,802
                                                                      ----------
BUSINESS SERVICES--3.03%
  ADVERTISING AND OTHER SERVICES--3.03%
      2,470          ADECCO S.A. (REGD) .............................     2,105
     14,700          BENESSE CORP ...................................     1,021
     11,625          BLOCK (H&R), INC ...............................       376
     28,100          CAPITA GROUP PLC ...............................       688
     95,479        * CENDANT CORP ...................................     1,337
     35,000       e* CMGI, INC ......................................     1,603
     19,528          DUN & BRADSTREET CORP ..........................       559
     35,800        * EBAY, INC ......................................     1,944
  5,103,042          HAYS PLC .......................................    28,468
     38,100          INTERPUBLIC GROUP OF COS, INC ..................     1,638
      4,866        * ISS-INTERNATIONAL SERVICE SYSTEM AS ............       372
        400       b* LOEWEN GROUP, INC ..............................         0
     11,700          MANPOWER, INC ..................................       374
     24,300          OMNICOM GROUP, INC .............................     2,164
     20,800          OYO CORP .......................................       292
    378,124          RENTOKIL INITIAL PLC ...........................       859
  6,436,432          REUTERS GROUP PLC ..............................   109,816
     25,600        * ROBERT HALF INTERNATIONAL, INC .................       730
     32,400          SECOM CO LTD ...................................     2,373
     48,800          SECURITAS AB SERIES B FREE .....................     1,040
    202,000          SEMBCORP INDUSTRIES LTD ........................       220
     67,800        * SERVICE CORP INTERNATIONAL, INC ................       216
     49,200          SERVICEMASTER CO ...............................       560
  5,516,500          SINGAPORE TECHNOLOGIES ENGINEERING LTD .........     8,104
        100          SOPHUS BERENDSEN (CLASS B) (NEW) ...............         2
        520          SURVEILLANCE S.A. SOCIETE DE ...................       219
     63,000        * TRIMERIS, INC ..................................     4,406
      9,300          VEDIOR NV ......................................       115
    320,045          WHARF HOLDINGS LTD .............................       573
  8,305,467          WPP GROUP PLC ..................................   121,336
                                                                      ----------
                     TOTAL BUSINESS SERVICES ........................   293,510
                                                                      ----------
CONSTRUCTION AND REAL ESTATE--2.42%
  BUILDING MATERIALS--1.78%
    164,000          ASAHI GLASS CO LTD .............................     1,837
     98,814          BLUE CIRCLE INDUSTRIES PLC .....................       638
    134,200          BORAL LTD ......................................       169
     82,581          CARADON PLC ....................................       189
     24,000          CEMENTIR S.P.A .................................        38
     16,328          CIMENTOS DE PORTUGAL ...........................       313
      3,565          CIN-CORPARACAO INDUSTRIAL DO NORTE S.A .........        20
     40,100          CORNING, INC ...................................    10,822
    632,579          CRH PLC ........................................    11,437
     41,139          CRH PLC (UNITED KINGDOM) .......................       745
     99,200          CSR LTD ........................................       276
      1,250          DYCKERHOFF AG ..................................        31
        700          GLAVERBEL S.A ..................................        52
  3,280,972          HANSON PLC .....................................    23,196
      1,200        * HEIDELBERGER ZEMENT AG. (BELGIUM) ..............        74
     11,152        * HEIDELBERGER ZEMENT AG. (GERMANY) ..............       691
      1,200        * HEIDELBERGER ZEMENT AG. (STRIP VVPR) ...........         0
     21,908        * HEPWORTH PLC ...................................        63
      1,293          HOLDERBANK FINANCIERE GLARUS AG. (BR) ..........     1,590
  1,056,114          HOME DEPOT, INC ................................    52,740
    163,200          HOYA CORP ......................................    14,653
      1,473        * IMERYS S.A .....................................       172
     76,505          IMPERIAL CHEMICAL INDUSTRY PLC .................       607
     55,755        * INAX CORP ......................................       344
     28,361        e ITALCEMENTI S.P.A ..............................       268
     28,359          JAMES HARDIE INDUSTRIES LTD ....................        75
        250          KANDENKO CO LTD ................................         1
     81,000          KINDEN CORP ....................................       510
      8,800          LAFARGE S.A. (BR) ..............................       687
      8,021        f LAFARGE S.A. (REGD) 2001 .......................       626
    368,245          LOWE'S COS, INC ................................    15,121
     70,100          MASCO CORP .....................................     1,266
  1,722,000          NIPPON SHEET GLASS CO LTD ......................    23,990
      3,000          NORITAKE CO LTD ................................        17
      6,463          OWENS CORNING CO ...............................        60
     19,300        * OWENS ILLINOIS, INC ............................       226
    117,072          PILKINGTON PLC .................................       167
      1,038          PORTLAND VALDERRIVAS S.A .......................        19
     36,243          PPG INDUSTRIES, INC ............................     1,606
     28,066          RMC GROUP PLC ..................................       365
      1,129          SANITEC OYJ ....................................        11
     26,992        e SCHNEIDER ELECTRIC S.A .........................     1,889
     24,400          SHERWIN-WILLIAMS CO ............................       517
     14,560        * ST. GOBAIN S.A .................................     1,976
     24,313          SUMITOMO OSAKA CEMENT CO LTD ...................       144
    295,200          TAIHEIYO CEMENT CORP ...........................       619
     56,000          TAKARA STANDARD CO .............................       245
     28,700          TOTO LTD .......................................       221
      4,500          UNITED DOMINION INDUSTRIES LTD .................        77
      1,100          USG CORP .......................................        33
      4,000          VULCAN MATERIALS CO ............................       171
      9,000          WIENERBERGER BAUSTOFF AG .......................       205
     79,253          WOLSELEY PLC ...................................       426
                                                                      ----------
                                                                        172,235
                                                                      ----------
  CONSTRUCTION--0.40%
      8,064          ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A        228
     58,720          AMEC PLC .......................................       167
     27,301          AUTOPISTAS CONCESIONARIA ESPANOLA S.A ..........       238
     33,315         *AUTOPISTAS CONCESIONARIA ESPANOLA RTS ..........        14
     12,261          BALFOUR BEATTY PLC .............................        14
     48,830          BARRATT DEVELOPMENTS PLC .......................       193
     10,000          BERKELEY GROUP PLC .............................        95
     11,009          BILFINGER & BERGER AG ..........................       149
      4,059          BOUYGUES S.A ...................................     2,724
     50,000          BRISA-AUTO ESTRADAS DE PORTUGAL S.A ............       432
        230          CARRILLION PLC .................................         0
      1,862         *DAIKYO, INC ....................................         5
     30,059          DAITO TRUST CONSTRUCTION CO LTD ................       497
     94,000          DAIWA HOUSE INDUSTRY CO LTD ....................       688
     29,099          DRAGADOS Y CONSTRUCCIONES S.A ..................       209
     53,000          FLETCHER CHALLENGE LTD (BUILDING DIVISION) .....        56

                        SEE NOTES TO FINANCIAL STATEMENTS

                                           2000 CREF Semi-Annual Report    o  53

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  CONSTRUCTION--(CONTINUED)
     28,000          FLUOR CORP .....................................$      886
     19,000          FOMENTO CONSTRUCCIONES Y CONTRATAS S.A .........       361
    236,000       e* FUJITA CORP ....................................       116
     64,000          GAMUDA BERHAD ..................................        74
      5,700          GROUPE GTM .....................................       535
     17,385          HOCHTIEF AG ....................................       526
      2,753          HOLLANDSCHE BETON GROEP NV (H.B.G.) ............        33
    127,000        e IMPREGILO S.P.A ................................        73
     79,000        e JGC CONSTRUCTION CORP ..........................       320
     30,000          KAJIMA CORP ....................................        96
     58,082          LEIGHTON HOLDINGS LTD ..........................       188
     22,000          MAEDA ROAD CONSTRUCTION CO LTD .................       104
      2,164          MISAWA HOMES CO LTD ............................         7
      1,146        * MORRISON KNUDSEN CORP WTS 03/11/03 .............         2
  1,042,402          NEWELL RUBBERMAID, INC .........................    26,842
     60,000        e NISHIMATSU CONSTRUCTION CO LTD .................       237
     84,000          OBAYASHI CORP ..................................       372
     80,000          OKUMURA CORP ...................................       290
      2,000          PENTA OCEAN CONSTRUCTION CO LTD ................         3
      3,800          PULTE CORP .....................................        82
     50,000       e* SATO KOGYO .....................................        26
     18,000          SHIMIZU CORP ...................................        52
      1,000        * SHO-BOND CORP ..................................        15
     15,638          SKANSKA AB SERIES B FREE .......................       557
      3,060        * SOCIEDADE DE CONSTRUCOES SOARES DA COS .........         9
    254,000          TAISEI CORP ....................................       408
     74,983          TAYLOR WOODROW PLC .............................       172
     24,000          TOA CORP .......................................        30
     39,000          TODA CONSTRUCTION CO ...........................       186
     31,387        * TRANSURBAN GROUP ...............................        71
    185,000          UNITED INDUSTRIAL CORP .........................        87
      2,019          VA TECHNOLOGIE AG. (BR) ........................       107
     24,071          WILSON (CONNOLLY) HOLDINGS PLC .................        52
     44,400          WIMPEY (GEORGE) LTD ............................        77
        400        * YTL CORP BERHAD ................................         1
                                                                      ----------
                                                                         38,706
                                                                      ----------
  REAL ESTATE--0.24%
      9,000          AMP DIVERSIFIED PROPERTY TRUST .................        13
     46,610          BRITISH LAND PLC ...............................       286
          1        * CHINESE ESTATES LTD ............................         0
     39,319        * CHINESE ESTATES HOLDINGS WTS 11/24/00 ..........         0
    115,225          CITY DEVELOPMENT LTD ...........................       447
     79,000          DAIWA KOSHO LEASE CO LTD .......................       260
    160,250          DBS LAND LTD ...................................       208
        626        * EVERGO CHINA HOLDINGS LTD ......................         0
     82,000        * FIRST CAPITAL CORP LTD .........................        78
    237,000          GENERAL PROPERTY TRUST .........................       383
     38,800        * GREAT PORTLAND ESTATES PLC .....................       137
     13,509          HAMMERSON PLC ..................................        91
    238,000          HANG LUNG DEVELOPMENT CO LTD ...................       185
    189,000          HENDERSON LAND DEVELOPMENT CO LTD ..............       832
      8,000          HOPEWELL HOLDINGS LTD ..........................         3
    185,468        * HYSAN DEVELOPMENT CO LTD .......................       195
     26,800        * IMMSI S.P.A ....................................        38
     52,200          MEPC PLC .......................................       430
      8,180          METROVACESA S.A ................................       138
     85,345          MIRVAC GROUP ...................................       174
    172,000          MITSUBISHI ESTATE CO LTD .......................     2,029
    599,000          MITSUI FUDOSAN CO LTD ..........................     6,511
    230,377          NEW WORLD DEVELOPMENT CO LTD ...................       257
  2,410,300          PARKWAY HOLDINGS LTD ...........................     6,162
      1,000          PRESTIGE PROPERTY HOLDINGS LTD .................         0
        600          SIMCO (REGD) ...................................        44
    686,197          SINO LAND CO LTD ...............................       242
     51,663          SLOUGH ESTATES PLC .............................       287
     25,308          STOCKLAND TRUST GROUP (UNITS) ..................        54
     25,300          STRAITS TRADING CO .............................        28
    356,785          SUN HUNG KAI PROPERTIES LTD ....................     2,563
     78,000        e TOKYO TATEMONO CO LTD ..........................       167
     12,900          TRIZEC HAHN CORP ...............................       231
        200          UNIBAIL S.A ....................................        28
     42,200          UNITED OVERSEAS LAND LTD .......................        38
     21,800        * URBIS S.A ......................................       100
     27,700        e VALLEHERMOSO S.A ...............................       166
     31,800          WCM BETEILIGUNGS & GRUNDBESITZ AG ..............       741
                                                                      ----------
                                                                         23,546
                                                                      ----------
                   TOTAL CONSTRUCTION AND REAL ESTATE ...............   234,487
                                                                      ----------
CONSUMER DURABLE--11.57%
  HOME APPLIANCES AND FURNISHINGS--11.19%
     13,110          ADVANTEST CORP .................................     2,930
    752,000          ALPS ELECTRIC CO LTD ...........................    14,002
     27,600        * AMERICAN POWER CONVERSION CORP .................     1,126
    130,500        * APPLIED MICRO CIRCUITS CORP ....................    12,887
    670,342        * ASM LITHOGRAPHY HOLDINGS NV ....................    28,929
     54,000        * ASM PACIFIC TECHNOLOGY LTD .....................       202
  2,947,029          ASSA ABLOY AB SERIES B .........................    59,471
        900          BANG & OLUFSEN HOLDINGS AS (CLASS B) ...........        31
      1,300          BARCO NV .......................................       146
     95,615          BROTHERS INDUSTRIES LTD ........................       274
     28,900        * CELESTICA, INC .................................     1,406
    150,000        * CHARTERED SEMICONDUCTOR MANUFACTURING
                     LTD (SINGAPORE) ................................     1,310
      2,000          ELEC & ELTEK INTERNATIONAL HOLDNGS LTD .........         0
     49,350        e ELECTROLUX AB SERIES B .........................       768
    494,280        * EPCOS AG .......................................    49,940
      5,931          FAG KUGELFISCHER (GEORG) SCHAEFER AG ...........        44
     10,300          FISHER & PAYKEL INDUSTRIES LTD .................        32
        400        * FORBO HOLDINGS AG. (REGD) ......................       167
  1,063,476          FUJITSU LTD ....................................    36,888
     26,800        * GEMSTAR INTERNATIONAL GROUP, INC ...............     1,647
    688,511          GILLETTE CO ....................................    24,055
    429,000          HITACHI LTD ....................................     6,204
  1,209,420        * INFINEON TECHNOLOGIES AG .......................    96,226
  1,533,176          INTEL CORP .....................................   204,966
    295,700        * JDS UNIPHASE CORP ..............................    35,447
    189,027          KONINKLIJKE PHILIPS ELECTRONICS NV .............     8,951
    134,400          KYOCERA CORP ...................................    22,852
    795,565        * LSI LOGIC CORP .................................    43,060
     40,000          MALAYSIAN PACIFIC INDUSTRIES BERHAD ............       411
    286,529          MATSUSHITA ELECTRIC INDUSTRIAL CO LTD ..........     7,447
     16,200          MAYTAG CO ......................................       597
     69,700        * MICRON TECHNOLOGY, INC .........................     6,138
    194,025          MURATA MANUFACTURING CO LTD ....................    27,910
     51,000          NATSTEEL ELECTRONICS LTD .......................       156
  1,011,704          NIPPON ELECTRIC CORP ...........................    31,841
     12,000          NITTO DENKO CORP ...............................       464
     31,000          PIONEER CORP ...................................     1,210
     83,624        * PMC-SIERRA, INC ................................    14,859
    103,124          ROHM CO ........................................    30,214
    723,000        * SANMINA CORP ...................................    61,817
    284,000          SANYO ELECTRIC CO LTD ..........................     2,561
    494,242        * SCG HOLDING CORP ...............................    10,812
        534        * SEB S.A ........................................        31
    144,000          SHARP CORP .....................................     2,552
      9,000          SHIMACHU CO LTD ................................       191
      6,100          SNAP-ON, INC ...................................       162
    894,150        * SOLECTRON CORP .................................    37,443
    418,258          SONY CORP ......................................    39,136
  3,954,900          SPIRENT PLC ....................................    26,614
  1,148,868          ST MICROELECTRONICS NV .........................    72,686
      6,000          SUWA INTERNATIONAL HOLDINGS LTD ................         0
     15,940          TAIYO YUDEN CO LTD .............................     1,000

                  SEE NOTES TO FINANCIAL STATEMENTS

54  o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  HOME APPLIANCES AND FURNISHINGS--(CONTINUED)
    223,772         TEXAS INSTRUMENTS, INC .........................$   15,370
    183,700         TOKYO ELECTRON CO LTD ..........................    25,210
    480,000         TOSHIBA CORP ...................................     5,430
     37,000         VARITRONIX INTERNATIONAL LTD ...................        64
    574,000         VENTURE MANUFACTURING LTD (SINGAPORE) ..........     5,843
     13,395         WHIRLPOOL CORP .................................       625
     43,016         YAMAHA CORP ....................................       471
                                                                    ----------
                                                                     1,083,226
                                                                    ----------
  TEXTILE APPAREL AND ACCESSORIES--0.38%
      6,530          ADIDAS SALOMON AG ..............................       362
     28,500          AOYAMA TRADING CO LTD ..........................       412
    228,700        e BENETTON GROUP S.P.A ...........................       480
     38,100          BULGARI S.P.A ..................................       511
      8,000          CASIO COMPUTER CO LTD ..........................        90
      4,534          CHARGEURS S.A ..................................       261
     43,000          CITIZEN WATCH CO LTD ...........................       416
     87,453          COATS VIYELLA PLC ..............................        72
         90        * DOLLFUS-MIEG & CIE S.A .........................         0
     11,480          DOUGLAS HOLDINGS AG ............................       341
  2,991,407          ESPRIT HOLDINGS LTD ............................     3,108
    118,055          GAP, INC .......................................     3,689
    100,000          GUNZE LTD ......................................       389
    116,873          HENNES & MAURITZ AB SERIES B ...................     2,452
    611,571        * JONES APPAREL GROUP, INC .......................    14,372
     30,785        * KANEBO LTD .....................................        95
     24,000        e KURARAY CO LTD .................................       276
     69,758          LIMITED, INC ...................................     1,509
      8,400          LIZ CLAIBORNE, INC .............................       296
      8,000          MARZOTTO & FIGLI S.P.A .........................        66
      5,000          MITSUBISHI RAYON CO LTD ........................        15
     34,304          NIKE, INC (CLASS B) ............................     1,366
     96,000          NISSHINBO INDUSTRY, INC ........................       508
    204,000          NITTO BOSEKI CO LTD ............................       357
     12,000          ONWARD KASHIYMA CO LTD .........................       163
    153,413          PACIFIC DUNLOP LTD .............................       137
     46,000        * RENOWN, INC ....................................        67
      3,000          SHAW INDUSTRIES, INC ...........................        38
      5,700          SHIMAMAURA CO LTD ..............................       667
         54          THE SWATCH GROUP AG. (BR) ......................        69
      3,595          THE SWATCH GROUP AG. (REGD) ....................       941
     16,000          TOKYO STYLE CO LTD .............................       151
     19,000          TOYOBO CO LTD ..................................        38
     36,500          V.F. CORP ......................................       869
     11,945        * WACOAL CORP ....................................       122
    122,000          WING TAI HOLDINGS LTD ..........................        87
     50,900          WORLD CO LTD ...................................     2,213
                                                                     ----------
                                                                         37,005
                                                                     ----------
                     TOTAL CONSUMER DURABLE ......................... 1,120,231
                                                                     ----------
ENERGY--5.35%
OIL, GAS AND OTHER ENERGY SERVICES--5.35%
     22,300          ALBERTA ENERGY LTD .............................       900
      9,600        * ANDERSON EXPLORATION LTD .......................       174
    359,472          APACHE CORP ....................................    21,141
  6,913,387          BP AMOCO PLC ...................................    66,356
    255,498          BROKEN HILL PROPRIETARY CO LTD .................     3,030
    458,354          BURLINGTON RESOURCES, INC ......................    17,532
     11,500        * BURMAH CASTROL PLC .............................       290
     15,100        * CANADIAN NATURAL RESOURCES LTD .................       438
     18,050          CANADIAN OCCIDENTAL PETROLEUM LTD ..............       489
    104,791          CHEVRON CORP ...................................     8,888
        971          COFLEXIP S.A ...................................       118
    466,536          CONOCO, INC (CLASS B) ..........................    11,459
    615,700          CONSOL ENERGY, INC .............................     9,312
    143,000          COSMO OIL CO LTD ...............................       264
     22,162          ENBRIDGE, INC ..................................       464
    445,437          ENRON CORP .....................................    28,731
  1,070,436        e ENTE NAZIONALE IDROCARBURI S.P.A ...............     6,208
  1,811,251          EXXON MOBIL CORP ...............................   142,183
     54,200          FLETCHER CHALLENGE LTD (ENERGY DIVISION) .......       177
         37        * FRIEDE GOLDMAN HALTER, INC .....................         0
     26,600        * GLOBAL MARINE, INC .............................       750
     31,747        * GULF CANADA RESOURCES LTD ......................       148
     65,269          HALLIBURTON CO .................................     3,080
  2,094,610        a IHC CALAND NV ..................................   102,403
     65,500          IMPERIAL OIL LTD ...............................     1,598
    199,065          LONDON & SCOTTISH MARINE OIL PLC ...............       423
    226,900          NIPPON MITSUBISHI OIL CO .......................     1,042
     49,070          NORSK HYDRO AS .................................     2,067
     65,100          OCCIDENTAL PETROLEUM CORP ......................     1,371
      3,635          OMV AKTIENGESELLS AG ...........................       317
     32,300          PETRO-CANADA (VARIABLE - VOTE) .................       603
     14,434        * PETROLEUM GEO-SERVICES AS ......................       247
      2,900        * PRECISION DRILLING CORP ........................       112
     35,800        * RANGER OIL LTD .................................       191
     26,000        * RENAISSANCE ENERGY LTD .........................       252
    170,853          REPSOL S.A .....................................     3,415
    741,031          ROYAL DUTCH PETROLEUM CO .......................    46,244
     86,172          SANTOS LTD .....................................       263
     75,500          SCHLUMBERGER LTD ...............................     5,634
     42,000          SHOWA SHELL SEKIYU K.K .........................       208
      3,000          SMEDVIG AS SERIES A ............................        54
     23,000          SUNCOR ENERGY, INC .............................       531
        948          TECHNIP S.A ....................................       115
     16,824        * TEIKOKU OIL CO LTD .............................        55
    123,600          TOTAL FINA ELF S.A .............................    19,028
     10,800          TOTAL FINA S.A. (STRIP VVPR) ...................         0
     20,500          TOTAL FINA S.A. SERIES B .......................     3,201
     32,211          TRANSOCEAN SEDCO FOREX, INC ....................     1,721
     31,000        * TULLOW OIL PLC .................................        24
     64,694          UNOCAL CORP ....................................     2,143
     86,665          USX-MARATHON GROUP, INC ........................     2,172
                                                                     ----------
                     TOTAL ENERGY ...................................   517,566
                                                                     ----------
FINANCE--11.07%
  BANKS, SAVINGS AND LOANS--5.50%
    234,395          ABBEY NATIONAL PLC .............................     2,803
    204,730          ABN-AMRO HOLDINGS NV ...........................     5,036
    132,835          ALLIED IRISH BANK PLC ..........................     1,193
     30,000          AMMB HOLDINGS BERHAD ...........................       100
    397,514          ASAHI BANK LTD .................................     1,676
    243,000        * ASHIKAGA BANK LTD ..............................       505
        431          AUSTRALIAN & NEW ZEALAND BANKING GROUP LTD .....         3
     50,388          BANCA COMMERCIALE ITALIANA S.P.A ...............       283
    755,600          BANCA DI ROMA ..................................       931
    101,600          BANCA INTESA RISP S.P.A ........................       242
    526,343        e BANCA INTESA S.P.A .............................     2,366
     28,388        * BANCA INTESA S.P.A. PUT WTS 11/15/02 ...........        37
     31,500          BANCA POPOLARE DI MILANO .......................       228
    143,600        * BANCO AMBROSIANO VENETO WTS 05/31/02 ...........       135
    151,855          BANCO COMERCIAL PORTUGUES S.A. (REGD) ..........       793
     18,395          BANCO ESPIRITO SANTO S.A .......................       453
        912        * BANCO PINTO & SOTTO MAYOR S.A ..................        20
    568,527          BANCO SANTANDER CENTRAL HISPANO S.A ............     6,022
     15,204          BANK AUSTRIA AG ................................       744
    976,761          BANK OF AMERICA CORP ...........................    42,001
    231,323          BANK OF EAST ASIA LTD ..........................       540
     48,000        e BANK OF FUKUOKA LTD ............................       328
     40,100          BANK OF MONTREAL ...............................     1,691
    108,032          BANK OF NEW YORK CO, INC .......................     5,023
     68,592          BANK OF NOVA SCOTIA ............................     1,680


                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  55

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  BANKS, SAVINGS AND LOANS--(CONTINUED)
  2,102,490          BANK OF TOKYO MITSUBISHI LTD ...................$   25,455
    166,344          BANK OF YOKOHAMA LTD ...........................       747
    154,007          BANK ONE CORP ..................................     4,091
    210,573          BARCLAYS PLC ...................................     5,238
     53,729          BAYERISCHE HYPO-UND VEREINSBANK AG .............     3,507
    432,194          BCO BILBAO VIZCAYA ARGENTARIA S.A ..............     6,484
     64,386        e BNP PARIBAS GROUP ..............................     6,221
     81,460          BPI-SGPS S.A. (REGD) ...........................       289
     59,460          CANADIAN IMPERIAL BANK OF COMMERCE .............     1,631
    813,193          CHASE MANHATTAN CORP ...........................    37,458
      7,460        e CHIBA BANK LTD .................................        30
     61,000          CHRISTIANIA BANK OG KREDITKASSE ................       329
    125,400          CHUO MITSUI TRUST & BANKING CO LTD .............       548
  1,207,256          CITIGROUP, INC .................................    72,737
         50          COMMERZBANK AG .................................         2
    182,221        * COMMONWEALTH BACK OF AUSTRALIA .................     3,029
     38,929        e CREDIT SUISSE GROUP (REGD) .....................     7,769
      2,000          DAI-ICHI KANGO BANK LTD ........................        15
    376,000          DAIWA BANK LTD .................................       977
    190,844          DBS GROUP HOLDINGS LTD .........................     2,450
      6,800          DEN DANSKE BANK AF 1871 ........................       821
     86,046          DEUTSCHE BANK AG. (REGD) .......................     7,127
    108,000          DNB HOLDING ASA ................................       450
     65,370          DRESDNER BANK AG. (REGD) .......................     2,720
    166,861          FIRST UNION CORP ...............................     4,140
    389,535          FLEETBOSTON FINANCIAL CORP .....................    13,244
     71,600          FORENINGSSPARBANKEN AB .........................     1,053
  1,587,586        e FUJI BANK LTD ..................................    12,094
     36,000          GUNMA BANK LTD .................................       186
    271,713        * HANG SENG BANK LTD .............................     2,579
    163,000        * HOKURIKU BANK LTD ..............................       379
    215,504          HSBC HOLDINGS PLC (HONG KONG) ..................     2,460
    950,211          HSBC HOLDINGS PLC (UNITED KINGDOM) .............    10,868
    341,668          INDUSTRIAL BANK OF JAPAN LTD ...................     2,596
    123,415          JOYO BANK ......................................       476
     45,500          KBC BANCASSURANCE HOLDINGS NV ..................     2,011
     85,300          KEYCORP ........................................     1,503
    752,857          LLOYDS TSB GROUP PLC ...........................     7,112
     95,800          MALAYAN BANKING BERHAD .........................       388
    111,934          MBNA CORP ......................................     3,036
    451,914          MELLON FINANCIAL CORP ..........................    16,467
    176,111          MITSUBISHI TRUST & BANKING CORP ................     1,370
     26,644          MORGAN (J.P.) & CO, INC ........................     2,934
    512,353          NATIONAL AUSTRALIA BANK LTD ....................     8,582
     35,081          NATIONAL BANK OF CANADA ........................       523
     98,174          NATIONAL CITY CORP .............................     1,675
    101,456        * NORDIC BALTIC HOLDING AB .......................       743
    316,000        * NORDIC BALTIC HOLDING AB (NBH) .................     2,396
     32,450          NORDIC BALTIC HOLDING-FDR ......................       237
    176,925          OVERSEAS CHINESE BANKING CORP LTD ..............     1,218
     29,325          PNC FINANCIAL SERVICES GROUP, INC ..............     1,375
     43,800          ROYAL BANK OF CANADA ...........................     2,239
    668,890          ROYAL BANK OF SCOTLAND PLC .....................    11,200
  3,298,756          SAKURA BANK LTD ................................    22,853
  2,425,908          SAN PAOLO-IMI S.P.A ............................    43,231
        235          SANWA BANK LTD .................................         2
     40,000          SEVENTY-SEVEN (77) BANK LTD ....................       321
     81,000          SHIZUOKA BANK LTD ..............................       689
     98,120        * SKANDINAVISKA ENSKILDA BANKEN SERIES A .........     1,169
     61,653          SOCIETE GENERALE S.A ...........................     3,723
     24,000          STATE STREET CORP ..............................     2,546
  1,790,932          SUMITOMO BANK LTD ..............................    22,005
     57,101        e SUNCORP-METWAY LTD .............................       296
     60,195          SUNTRUST BANKS, INC ............................     2,750
     89,957          SVENSKA HANDELSBANKEN SERIES A .................     1,313
     11,000          SVENSKA HANDELSBANKEN SERIES B FREE ............       159
    372,000        e TOKAI BANK LTD .................................     1,839
     77,586          U.S. BANCORP ...................................     1,494
    198,311          UBS AG. (REGD) .................................    29,147
    670,922          UNICREDITO ITALIANO S.P.A ......................     3,222
    151,744          UNITED OVERSEAS BANK LTD .......................       992
     20,100          WACHOVIA CORP ..................................     1,090
     79,844          WASHINGTON MUTUAL, INC .........................     2,305
    232,073          WELLS FARGO CO .................................     8,993
    264,926          WESTPAC BANKING CORP ...........................     1,917
                                                                     ----------
                                                                        532,098
                                                                     ----------
CREDIT AND OTHER FINANCE--1.89%
     18,500          ACOM CO LTD ....................................     1,560
    231,252          ALLIED ZURICH PLC ..............................     2,736
    186,155          AMERICAN EXPRESS CO ............................     9,703
    391,398          ASSOCIATES FIRST CAPITAL CORP ..................     8,733
     83,909          BENI STABILI S.P.A .............................        45
    445,200          BRIERLEY INVESTMENTS LTD (SINGAPORE) ...........        70
      8,200          C.I. FUND MANAGEMENT, INC ......................       155
     71,200        * CANARY WHARF FINANCE PLC .......................       397
      7,457          CORPORACION FINANCIERE ALBA S.A ................       197
      5,549          COUNTRYWIDE CREDIT INDUSTRIES, INC .............       168
     12,162          CREDIT SAISON CO LTD ...........................       283
     34,300          CRESCENT REAL ESTATE EQUITIES CO ...............       703
     16,053          DROTT AB SERIES B ..............................       174
     21,800          EQUIFAX, INC ...................................       572
     28,878          EQUITY OFFICE PROPERTIES TRUST .................       796
     15,900          EQUITY RESIDENTIAL PROPERTIES TRUST CO .........       731
      1,120          EURAFRANCE S.A .................................       538
    146,227          FEDERAL NATIONAL MORTGAGE ASSOCIATION ..........     7,631
  1,232,971          FIRSTAR CORP ...................................    25,969
        400        * GROUP POUR LE FINANCEMENT CONSTRUCTION .........        43
    255,648          HALIFAX PLC ....................................     2,454
     12,000          HAW PAR CORP LTD ...............................        19
     66,508          HOUSEHOLD INTERNATIONAL, INC ...................     2,764
  3,125,382          HUTCHINSON WHAMPOA LTD .........................    39,291
    134,739        * ING GROEP NV ...................................     9,145
     30,846          IRISH LIFE AND PERMANENT PLC ...................       261
    109,603          LAND SECURITIES PLC ............................     1,311
     65,000          LEND LEASE CORP LTD ............................       832
     81,900          MEDIOBANCA S.P.A ...............................       848
    796,513        * METROPOLITAN LIFE INSURANCE CO .................    16,777
     11,000          NICHIEI CO LTD (KYOTO) .........................       181
     30,000          NIPPON SHINPAN CO LTD ..........................        73
     36,600          ORIENTAL HOLDINGS ..............................        77
    151,900          ORIX CORP ......................................    22,468
     33,300          POWER CORP OF CANADA ...........................       683
     16,200          PROMISE CO LTD .................................     1,283
     48,686          PROVIDENT FINANCIAL PLC ........................       512
     90,000        * QPL INTERNATIONAL HOLDINGS LTD .................       129
     21,591          SCHRODERS PLC (NEW) ............................       388
     24,900          SIMON PROPERTY GROUP, INC ......................       552
    162,000          SUMITOMO CORP ..................................     1,827
     20,700          TAKEFUJI CORP ..................................     2,506
  3,413,000        e TOKYU CORP .....................................    16,903
      4,789        * WESTFIELD TRUST (NEW UNITS) ....................         9
    197,441          WESTFIELD TRUST (UNITS) ........................       384
                                                                     ----------
                                                                        182,881
                                                                     ----------
  INSURANCE--2.89%
    587,236          ACE LTD ........................................    16,443
    186,333        * AEGON NV .......................................     6,657
        400          AEGON NV ARS ...................................        14
      8,131          AETNA, INC .....................................       522
     38,647          AFLAC, INC .....................................     1,775
         29          ALLEANZA ASSICURAZIONI (S/S) (NON CV) ..........         0

                        SEE NOTES TO FINANCIAL STATEMENTS

56 o 2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  INSURANCE--(CONTINUED)
     33,784          ALLIANZ AG. (REGD) .............................$   12,306
     73,704          ALLSTATE CORP ..................................     1,640
    674,650          AMERICAN INTERNATIONAL GROUP, INC ..............    79,271
    148,459          AMP LTD ........................................     1,515
     33,150          AON CORP .......................................     1,030
    167,467          ASSICURAZIONI GENERALI S.P.A ...................     5,763
     51,600          AXA ............................................     8,162
    317,318          CGNU PLC .......................................     5,284
      7,700          CHUBB CORP .....................................       474
     34,670          CIGNA CORP .....................................     3,242
      1,300          COMPANHIA DE SEGUROS TRANQUILIDADE .............        41
      8,490          CORPORACION MAPFRE S.A .........................       108
        600        * FAIRFAX FINANCIAL HOLDINGS LTD .................        66
    115,613          FORTIS B .......................................     3,378
      4,662        * FORTIS B CVG 07/20/01 ..........................        33
     73,446          FORTIS B NPV (STRIP VVPR) ......................         1
      1,069          GENERALI HOLDING VIENNA ........................       173
     37,747          HARTFORD FINANCIAL SERVICES GROUP, INC .........     2,111
  1,108,934        * JOHN HANCOCK FINANCIAL SERVICES, INC ...........    26,268
    795,839          LEGAL & GENERAL GROUP PLC ......................     1,861
     28,800          LINCOLN NATIONAL CORP ..........................     1,040
  1,738,800          MANULIFE FINANCIAL CORP ........................    30,629
     34,100          MARSH & MCLENNAN COS, INC ......................     3,561
     22,100          MBIA, INC ......................................     1,065
  2,302,000          METROPOLITAN LIFE LTD ..........................     3,005
     84,000          MITSUI TAISHO MARINE & FIRE CO LTD .............       405
     23,310          MUENCHENER RUECKVER AG. (REGD) .................     7,430
  1,600,000          OLD MUTUAL PLC .................................     3,518
      4,900        * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) .......       295
      5,369          POHJOLA INSURANCE CO LTD SERIES B ..............       191
    251,683          PRUDENTIAL PLC .................................     3,688
     78,086          QBE INSURANCE GROUP LTD ........................       383
    100,760          RAS S.P.A ......................................     1,111
     10,352          SAI S.P.A ......................................       184
      7,906          SAMPO INSURANCE CO SERIES A ....................       322
    143,715          SKANDIA FORSAKRINGS AB .........................     3,818
     29,200          ST. PAUL COS, INC ..............................       996
     42,450          UNI-STOREBRAND AS SERIES A .....................       308
     93,972          SUMITOMO MARINE & FIRE INSURANCE CO ............       548
     49,400        * SUN LIFE FINANCIAL SERVICES OF CANADA ..........       832
      2,093        e SWISS REINSURANCE ..............................     4,280
  1,633,000          TOKIO MARINE & FIRE INSURANCE CO LTD ...........    18,891
      2,900        * TOPDANMARK AS ..................................        48
     23,400          UNITEDHEALTH GROUP, INC ........................     2,007
     42,100          UNUMPROVIDENT CORP .............................       845
      9,100        * WELLPOINT HEALTH NETWORKS, INC .................       659
    154,204          XL CAPITAL LTD .................................     8,346
      6,455        e ZURICH ALLIED AG ...............................     3,200
                                                                     ----------
                                                                        279,743
                                                                     ----------
  SECURITIES AND COMMODITIES--0.79%
     65,640          3I GROUP PLC ...................................     1,350
    120,856          AMVESCAP PLC ...................................     1,939
    167,148          DAIWA SECURITIES GROUP, INC ....................     2,212
    208,000        * ITOCHU CORP ....................................     1,052
    236,000        * MARUBENI CORP ..................................       814
     49,714          MERRILL LYNCH & CO, INC ........................     5,717
    191,000          MITSUBISHI CORP ................................     1,731
    189,000          MITSUI & CO LTD ................................     1,447
    211,378          MORGAN STANLEY DEAN WITTER & CO ................    17,597
  1,432,000        e NOMURA SECURITIES CO LTD .......................    35,121
     11,513          OM GRUPPEN AB ..................................       517
     10,000          PAINE WEBBER GROUP, INC ........................       455
    182,422          SCHWAB (CHARLES) CORP ..........................     6,134
    383,000       b* YAMAICHI SECURITIES CO LTD .....................         7
                                                                     ----------
                                                                         76,093
                                                                     ----------
                     TOTAL FINANCE .................................. 1,070,815
                                                                     ----------
FOODS AND RELATED--3.90%
  BEVERAGES, OTHER FOOD PRODUCTS--3.76%
          5        * AGRIBRANDS INTERNATIONAL, INC ..................         0
     72,000          AJINOMOTO CO LTD ...............................       925
     56,215          ALBERTSONS, INC ................................     1,869
    311,706          ANHEUSER-BUSCH COS, INC ........................    23,281
    158,400          ARCHER DANIELS MIDLAND CO ......................     1,554
     63,000        e ASAHI BREWERIES LTD ............................       756
     10,900        * ASIA FOOD & PROPERTIES LTD WTS 07/12/02 ........         1
      3,057          AUSTRIA TABAKWERKE AG ..........................       114
     33,379          AUTOGRILL S.P.A ................................       357
     14,103          AZUCARERA EBRO AGRICOLAS S.A ...................       169
     98,650          BASS PLC .......................................     1,110
      3,495        * BRAU UND BRUNNEN AG ............................       150
    372,125          CADBURY SCHWEPPES LTD ..........................     2,445
     38,654          CAMPBELL SOUP CO ...............................     1,126
      7,100          CARLSBERG BREWERIES AS (CLASS A) ...............       210
     98,755          CARREFOUR SUPERMARCHE S.A ......................     6,778
     16,100        e CASINO GUICHARD-PERRACHON S.A ..................     1,497
    106,905          COCA COLA AMATIL LTD ...........................       209
    350,964          COCA COLA CO ...................................    20,158
      5,780          COLRUYT S.A ....................................       246
  2,302,132          COMPASS GROUP PLC ..............................    30,339
     60,644          CONAGRA, INC ...................................     1,156
        743          DAIRY FARM INTERNATIONAL HOLDINGS LTD ..........         0
      7,415          DANISCO AS .....................................       249
     18,070          DANONE GROUP ...................................     2,408
      9,381          DCC PLC ........................................        83
      7,600          DELHAIZE FRERES NV .............................       456
    476,771          DIAGEO PLC (CLASS A) ...........................     4,280
     19,237        * EL AGUILA S.A ..................................       137
        925          ERIDANIA BEGHIN-SAY S.A ........................        91
        500          EZAKI GLICO CO LTD .............................         3
    249,300        e FOSTERS BREWING GROUP LTD ......................       703
     41,000          FRASER & NEAVE LTD .............................       146
     40,900          FYFFES PLC .....................................        42
     37,312          GENERAL MILLS, INC .............................     1,427
     51,000          GOLDEN HOPE PLANTATIONS BERHAD .................        57
    208,240          GOODMAN FIELDER LTD ............................       155
     43,735          HEINEKEN NV ....................................     2,673
     46,965          HEINZ (H.J.) CO ................................     2,055
      2,000          HOLSTEN BRAUEREI AG ............................        35
      2,000        * HOLSTEN BRAUEREI AG. RTS .......................         2
     38,800          HOST MARRIOTT CORP (NEW) .......................       364
     27,000          HOUSE FOODS CORP ...............................       419
     78,000          IOI CORP .......................................        61
     65,100          ITO EN LTD .....................................     4,818
        699          ITOHAM FOODS, INC ..............................         3
    233,645          ITO-YOKADO CO LTD ..............................    14,089
     14,966          JERONIMO MARTINS SGPS S.A ......................       248
      3,000          KAMPS AG .......................................        96
    641,000          KATOKICHI CO LTD ...............................    16,266
     21,000        * KENTUCKY FRIED CHICKEN BERHAD ..................        30
     18,280          KERRY GROUP (CLASS A) ..........................       240
     13,000          KIKKOMAN CORP ..................................       100
    159,000          KIRIN BREWERY CO LTD ...........................     1,991
    117,042        * KROGER CO ......................................     2,582
  2,215,200          LI & FUNG LTD ..................................    11,083
     61,100          LION NATHAN LTD ................................       137
     14,050          LVMH MOET HENNESSY LOUIS VUITTON ...............     5,817
    183,920          MCDONALD'S CORP ................................     6,058
     13,000          MEIJI MILK PRODUCTS CO LTD .....................        70
     69,292          MEIJI SEIKA KAISHA LTD .........................       460


                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  57

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  BEVERAGES, OTHER FOOD PRODUCTS--(CONTINUED)
      1,100        * MELCO INTERNATIONAL DEVELOPMENT LTD ............$        0
     12,503          MOLSON, INC (A SHS) ............................       244
    869,550          NABISCO GROUP HOLDINGS .........................    22,554
     13,000          NESTLE MALAYSIA BERHAD .........................        60
      5,518          NESTLE S.A. (REGD) .............................    11,079
     32,700          NEW UNIGATE PLC ................................       144
     24,000          NICHIREI CORP ..................................       103
     29,000          NIPPON MEAT PACKERS, INC .......................       425
     44,000          NIPPON OIL & FATS CO LTD .......................       129
    125,000          NIPPON SUISAN KAISHA LTD .......................       229
     11,000          NISSHIN FLOUR MILLING CO LTD ...................       110
     23,091          NISSIN FOOD PRODUCTS CO LTD ....................       589
     31,351          ORKLA ASA ......................................       598
        400          OSTERREICHISCHE BRAU-AKTIENGESELLSCHAF .........        18
      7,905          OYJ HARTWALL ABP ...............................       159
    215,400          PARMALAT FINANZIARIA S.P.A .....................       305
    453,962          PEPSICO, INC ...................................    20,173
     12,736          PERNOD-RICARD S.A ..............................       696
        319          Q.P. CORP ......................................         3
      3,200          QUAKER OATS CO .................................       240
     18,900          RAISIO GROUP PLC ...............................        38
     21,500          RALSTON PURINA CO ..............................       429
     38,420       e* RINASCENTE S.P.A ...............................       219
  3,370,717          ROYAL AHOLD NV .................................    99,617
    159,046          SAINSBURY (J) PLC ..............................       722
        850          SAPPORO BREWERIES LTD ..........................         3
     81,398          SARA LEE CORP ..................................     1,572
     62,100          SEAGRAMS CO LTD ................................     3,646
        500          SEAGRAMS CO LTD (U.S.) .........................        29
     92,000          SEVEN-ELEVEN JAPAN CO LTD ......................     7,713
     14,000          SKYLARK CO LTD .................................       554
     31,000          SNOW BRAND MILK PRODUCTS CO ....................       167
        500          SOBEYS, INC ....................................         8
      2,765          SODEXHO ALLIANCE S.A ...........................       504
    109,601          SOUTHCORP LTD ..................................       317
      7,222          SUPERVALU, INC .................................       138
     55,770        e SWEDISH MATCH CO ...............................       173
     52,770        * SWEDISH MATCH AB RTS ...........................         3
     47,800          SYSCO CORP .....................................     2,014
     37,204          TAKARA SHUZO CO LTD ............................       930
    101,003          TATE & LYLE PLC ................................       505
     15,300       e* TELEPIZZA S.A ..................................        87
  1,151,169          TESCO PLC ......................................     3,581
    228,000          THAI UNION FROZEN PRODUCTS (FR) ................       500
          9        * TRICON GLOBAL RESTAURANTS, INC .................         0
    346,263          UNILEVER LTD ...................................     2,097
     79,659        e UNILEVER NV CERTIFICATE ........................     3,669
     35,000          UNY CO LTD .....................................       485
      1,158          VALORA HOLDINGS AG. (REGD) .....................       323
      4,180          VISCOFAN S.A ...................................        27
     21,200          WESTON (GEORGE) LTD ............................       930
    167,928          WOOLWORTHS LTD .................................       622
      6,000          YAKULT HONSHA CO LTD ...........................        80
     23,000          YAMAZAKI BAKING CO LTD .........................       226
                                                                     ----------
                                                                        364,170
                                                                     ----------
  TOBACCO--0.14%
     29,316          ALTADIS ........................................       450
     21,760          ALTADIS S.A ....................................       336
     29,661          BRITISH AMERICAN TOBACCO AUSTRALIA LTD .........       187
     17,000          BRITISH AMERICAN TOBACCO BERHAD ................       139
    289,077          BRITISH AMERICAN TOBACCO PLC ...................     1,930
        267          JAPAN TOBACCO, INC .............................     2,349
     50,000          JT INTERNATIONAL BERHAD ........................        57
    321,546          PHILIP MORRIS COS, INC .........................     8,541
                                                                     ----------
                                                                         13,989
                                                                     ----------
                     TOTAL FOODS AND RELATED ........................   378,159
                                                                     ----------
HEALTH--9.69%
  DRUGS AND PHARMACEUTICALS--8.09%
    209,975          ABBOTT LABORATORIES CO .........................     9,357
     39,139          AKZO NOBEL NV ..................................     1,670
    955,403          AMERICAN HOME PRODUCTS CORP ....................    56,130
    705,763        * AMGEN, INC .....................................    49,580
     81,492          ASTRAZENECA PLC ................................     3,809
    174,150          ASTRAZENECA PLC (UNITED KINGDOM) ...............     8,133
    109,532          AVENTIS S.A ....................................     8,027
     92,608          BAYER AG .......................................     3,622
     14,513          BEIERSDORF AG ..................................     1,224
     17,600        * BIOCHEM PHARMA, INC ............................       430
      4,900        * BIOVAIL CORP ...................................       272
    134,444          BOOTS CO LTD ...................................     1,024
    852,220          BRISTOL MYERS SQUIBB CO ........................    49,642
    575,709          CARDINAL HEALTH, INC ...........................    42,602
     23,578        * CELLTECH GROUP PLC .............................       457
     27,000          CHUGAI PHARMACEUTICAL CO LTD ...................       512
     13,465          CSL LTD ........................................       267
    859,124          CVS CORP .......................................    34,365
     51,714          DAIICHI PHARMACEUTICAL CO LTD ..................     1,315
     36,000          EISAI CO LTD ...................................     1,157
     23,076        * F.H. FAULDING & CO LTD .........................       113
      4,921          GEHE AG ........................................       158
  4,017,953          GLAXO WELLCOME PLC .............................   117,215
    191,283          JOHNSON & JOHNSON CO ...........................    19,487
      4,000        e KAKEN PHARMACEUTICAL CO LTD ....................        31
     82,000          KYOWA HAKKO KOGYO COLTD ........................       804
    409,765          LILLY (ELI) & CO ...............................    40,925
    989,791          LYONDELL CHEMICAL CO ...........................    16,579
     37,030          MCKESSON HBOC, INC .............................       775
      6,900          MDS, INC .......................................       212
     30,785          MERCK & CO KGAA ................................       938
  1,183,722          MERCK & CO, INC ................................    90,703
      9,939          NOVARTIS AG. (REGD) ............................    15,794
     10,200          NOVO NORDISK AS (CLASS B) ......................     1,743
     52,600          NYCOMED AMERSHAM PLC ...........................       522
    110,000        * OXFORD GLYCOSCIENCES PLC .......................     3,122
  2,709,756          PFIZER, INC ....................................   130,068
      9,700        * QLT PHOTOTHERAPEUTICS, INC .....................       753
     32,600        e RITE AID CORP ..................................       214
         50          ROCHE HOLDINGS AG. (BR) ........................       531
      1,212          ROCHE HOLDINGS AG. (GENUSSCHEINE) ..............    11,836
    447,100          SANKYO CO LTD ..................................    10,120
     92,357          SANOFI-SYNTHELABO S.A ..........................     4,418
     31,889          SCHERING AG ....................................     1,773
    398,744          SCHERING-PLOUGH CORP ...........................    20,137
     42,000          SHIONOGI & CO LTD ..............................       800
    785,251        * SMITHKLINE BEECHAM/BECKMAN LTD .................    10,283
     45,000          TAISHO PHARMACEUTICAL CO LTD ...................     1,616
     21,400          UCB S.A ........................................       789
    139,524          WALGREEN CO ....................................     4,491
     48,964          YAMANOUCHI PHARMACEUTICAL CO LTD ...............     2,679
                                                                     ----------
                                                                        783,224
                                                                     ----------
  MEDICAL EQUIPMENT AND SUPPLIES--1.09%
     61,819        * AGILENT TECHNOLOGIES, INC ......................     4,559
    432,709          BAXTER INTERNATIONAL, INC ......................    30,425
     42,400          BECTON DICKINSON & CO ..........................     1,216
    115,000          COCHLEAR LTD ...................................     1,986
      2,432          ESSILOR INTERNATIONAL S.A ......................       700
    233,700          FANUC LTD ......................................    23,833
      9,322          FRESENIUS MEDICAL CARE AG ......................       751


                        SEE NOTES TO FINANCIAL STATEMENTS


58 o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  MEDICAL EQUIPMENT AND SUPPLIES--(CONTINUED)
     32,764         GAMBRO AB (CLASS A) ............................ $      269
      7,000         GAMBRO AB (CLASS B) ............................         56
    159,800         IMI PLC ........................................        685
    547,739         INVENSYS PLC ...................................      2,056
     15,941         JOHNSON CONTROLS, INC ..........................        818
    166,500         MEDTRONIC, INC .................................      8,294
    163,000         MORITEX CORP ...................................     14,866
      7,430         OXFORD INSTRUMENTS GROUP PLC ...................         22
    174,400       * PARIS MIKI, INC ................................     11,373
      7,200       * PE CORP-CELERA GENOMICS GROUP ..................        673
     28,200         PE CORP-PE BIOSYSTEMS GROUP ....................      1,858
      1,000         RADIOMETER AS (CLASS B) ........................         32
    149,834         SMITH & NEPHEW PLC .............................        553
      9,425         WILLIAM DEMANT AS ..............................        280
     52,316         WILLIAMS PLC ...................................        305
     34,000         YOKOGAWA ELECTRIC CORP .........................        341
                                                                     ----------
                                                                        105,951
                                                                     ----------
  MEDICAL FACILITIES MANAGEMENT--0.51%
     75,900          COLUMBIA/HCA HEALTHCARE CORP ...................     2,305
  1,250,513        * HEALTH MANAGEMENT ASSOCIATES, INC
                     (CLASS A) (NEW) ................................    16,335
     55,551        * HEALTHSOUTH CORP ...............................       399
  1,116,005          TENET HEALTHCARE CORP ..........................    30,132
                                                                     ----------
                                                                         49,171
                                                                     ----------
                     TOTAL HEALTH .................................     938,346
                                                                     ----------
INDUSTRIAL MACHINERY--5.68%
  ELECTRICAL--4.35%
     28,189          ABB LTD ........................................     3,285
     14,919          ABB LTD (SWITZERLAND) ..........................     1,791
  8,564,040        * ARM HOLDINGS PLC ...............................    91,793
      8,700          AVNET, INC .....................................       515
     10,200        * BALLARD POWER SYSTEMS, INC .....................       922
     33,800          COOPER INDUSTRIES, INC .........................     1,101
     43,000        * ELECTROCOMPONENTS PLC ..........................       439
     54,900          EMERSON ELECTRIC CO ............................     3,315
      1,995        * EMPRESA FABRIL DE MAQUINAS ELECTRICAS ..........        13
  1,335,477          ERG LTD ........................................    10,400
      6,700          FUJI MACHINE MANUFACTURING CO ..................       353
     84,000          FURUKAWA ELECTRIC CO LTD .......................     1,759
  4,230,534          GENERAL ELECTRIC CO ............................   224,218
      5,700        * HIROSE ELECTRIC CO LTD .........................       889
  2,380,200          JOHNSON ELECTRIC HOLDINGS LTD ..................    22,519
    318,000          MITSUBISHI ELECTRIC CORP .......................     3,450
  1,042,356        e NGK SPARK PLUG CO LTD ..........................    16,167
     30,000          ROCKWELL INTERNATIONAL CORP ....................       945
     29,450        * SAMSUNG ELECTRONICS CO LTD .....................     9,746
        100        * SGL CARBON AG ..................................         7
  1,606,000          SUMITOMO ELECTRIC INDUSTRIES CO ................    27,595
                                                                     ----------
                                                                        421,222
                                                                     ----------
  OTHER INDUSTRIAL EQUIPMENT--1.33%
      3,920          AGIV AG ........................................        42
     55,000          AMADA CO LTD ...................................       468
    110,000        * APPLIED MATERIALS, INC .........................     9,969
      2,000          ATLAS COPCO AB SERIES A FREE ...................        39
     27,448          ATLAS COPCO AB SERIES B FREE ...................       516
    815,434          BAKER HUGHES, INC ..............................    26,094
     23,942          BLACK & DECKER CORP ............................       941
     47,300          BRUNSWICK CORP .................................       783
     22,500          BUDERUS AG .....................................       356
     62,200          CATERPILLAR, INC ...............................     2,107
     11,121        e DAI NIPPON SCREEN MANUFACTURING CO LTD .........       106
      9,000        * DAIFUKU CO LTD .................................       100
     46,000          DAIKIN INDUSTRIES LTD ..........................     1,072
     42,700          DEERE & CO .....................................     1,580
     28,100          DOVER CORP .....................................     1,140
     40,000          EBARA CORP .....................................       543
    101,741        * FKI PLC ........................................       362
      4,000          FLS INDUSTRIES AS (CLASS B) ....................        62
     28,190          FUTURIS CORP LTD ...............................        31
     16,852        * INDUSTRIE-WERKE KARLSRUHE AUGSBURG AG ..........       267
     21,413          INGERSOLL-RAND CO ..............................       862
    147,000        * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES ...........       267
    167,689          KOMATSU LTD ....................................     1,182
      7,000        e KOMORI CORP ....................................       123
      2,631          KONE CORP SERIES B .............................       159
     17,000          KOYO SEIKO CO LTD ..............................       148
    240,533          KUBOTA CORP ....................................       875
      8,666          LINDE AG .......................................       346
      9,000        e MAKINO MILLING MACHINE CO LTD ..................        88
     12,000          MAKITA CORP ....................................       115
      7,169          METRA CO SERIES B ..............................       124
     17,103          METSO OYJ ......................................       207
     57,000          MINEBEA CO LTD .................................       717
    566,468          MITSUBISHI HEAVY INDUSTRIES LTD ................     2,516
      6,000          MORI SEIKI CO LTD ..............................        93
     86,000          NSK LTD ........................................       756
     72,000          NTN TOYO BEARING CO LTD ........................       308
      6,513          OKUMA CORP .....................................        29
      5,314        * PROXIMA ASA ....................................        60
     35,549          SANDVIK AB .....................................       750
        281          SCHINDLER HOLDINGS LTD (REGD) ..................       432
      2,674          STORK NV .......................................        36
        311        * SULZER WINTERTHUR AG. (REGD) ...................       208
     14,616        e SVENKA KULLAGERFABRIKEN AB SERIES B ............       246
    264,300        e THK CO LTD .....................................    13,389
     11,756          TOMRA SYSTEMS AS ...............................       313
        100          TOYODA AUTOMATIC LOOM WORKS LTD ................         2
     15,000          TSUBAKIMOTO CHAIN CO ...........................        77
      5,000        * TSUGAMI CORP ...................................        25
  1,198,321          TYCO INTERNATIONAL LTD .........................    56,770
     36,000        * VAN DER HORST LTD ..............................         0
     13,220          VESTAS WIND SYSTEMS A/S ........................       488
      7,892          ZARDOYA OTIS S.A ...............................        70
                                                                     ----------
                                                                        128,359
                                                                     ----------
                     TOTAL INDUSTRIAL MACHINERY .....................   549,581
                                                                     ----------
MEDIA AND LEISURE--4.78%
  BROADCASTING--2.37%
     30,400        * AMFM, INC ......................................     2,098
      8,000          ASATSU, INC ....................................       329
    253,172        * BRITISH SKY BROADCASTING GROUP PLC .............     4,952
     15,808          CANAL PLUS S.A .................................     2,667
     57,709          CARLTON COMMUNICATIONS PLC .....................       743
    270,150        * CLEAR CHANNEL COMMUNICATIONS, INC ..............    20,261
     83,600        * COX COMMUNICATIONS, INC (CLASS A) ..............     3,809
    859,994          DISNEY (WALT) CO ...............................    33,379
     14,033        * EM.TV & MERCHANDISING AG .......................       830
        894          FUJI TELEVISION NETWORK, INC ...................    14,026
    157,728          MEDIASET S.P.A .................................     2,419
    689,600        * PRICE COMMUNICATIONS CORP ......................    16,249
    300,886          RANK GROUP PLC .................................       697
     21,600        * ROGERS COMMUNICATIONS, INC (CLASS B) ...........       612
         20        * TCI SATELLITE ENTERTAINMENT (CLASS A) ..........         0
  1,082,600          TELEVISION BROADCASTS LTD ......................     7,222
    371,480        e TF1 TV FRANCAISE ...............................    25,995
    401,760          TIME WARNER, INC ...............................    30,534
  3,221,000          TOEI CO LTD ....................................    23,593
      1,510        e TOHO CO LTD ....................................       258
    150,000          TOKYO BROADCASTING SYSTEMS, INC ................     6,493

                       SEE NOTES TO FINANCIAL STATEMENTS

                                            2000 CREF Semi-Annual Report  o  59

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  BROADCASTING--(CONTINUED)
    467,614        * VIACOM, INC (CLASS B) ..........................$   31,885
                                                                     ----------
                                                                        229,051
                                                                     ----------
LODGING/GAMING/RECREATION--0.27%
     30,132          ACCOR S.A ......................................     1,240
     39,840          ARISTOCRAT LEISURE LTD .........................       135
        298          CLUB MEDITERRANEE S.A ..........................        41
    100,765          EMI GROUP PLC ..................................       915
      6,200          FOUR SEASONS HOTELS, INC .......................       388
      3,000          FUJITA KANKO, INC ..............................        16
     22,000          GENTING BERHAD .................................        81
    266,800          GRANADA GROUP LTD (CLASS A) ....................     2,666
     18,400        * HARRAH'S ENTERTAINMENT, INC ....................       385
    182,663          HILTON GROUP PLC ...............................       642
     51,500          HILTON HOTELS CORP .............................       483
     77,000        * HONG KONG & SHANGHAI HOTELS LTD ................        45
     58,000        * HOTEL PROPERTIES LTD ...........................        52
      8,000          JURYS DOYLE HOTEL PLC ..........................        48
     34,900          MARRIOTT INTERNATIONAL, INC (CLASS A) ..........     1,259
     13,900          ORIENTAL LAND CO LTD ...........................     1,423
     34,000          OVERSEAS UNION ENTERPRISES LTD .................        83
     40,600        * PARK PLACE ENTERTAINMENT CORP ..................       495
     69,000          RESORTS WORLD BERHAD ...........................       189
    244,200          SHANGRI-LA ASIA LTD ............................       288
     26,338          SHANGRI-LA ASIA LTD (SINGAPORE) ................        31
    514,252        * SIX FLAGS, INC .................................    11,699
     14,200        * SOL MELIA S.A ..................................       159
     20,500          STARWOOD HOTELS & RESORTS WORLDWIDE ............       668
    501,670          TABCORP HOLDINGS LTD ...........................     2,892
      1,000        * TOKYO DOME CORP ................................         5
      9,000          TOKYO TOKEIBA CO LTD ...........................        12
                                                                     ----------
                                                                         26,340
                                                                     ----------
  PUBLISHING--2.14%
    102,000          DAI NIPPON PRINTING CO LTD .....................     1,802
     27,000          DONNELLEY (R.R.) & SONS CO .....................       609
     19,056          DOW JONES & CO, INC ............................     1,396
     94,800          ELSEVIER UTIGEVERSMIJ NV .......................     1,153
     37,449          GANNETT CO, INC ................................     2,240
     55,958          INDEPENDENT NEWS & MEDIA PLC ...................       204
        800          KADOKAWA SHOTEN PUBLISHING CO LTD ..............        81
    538,588          LAGARDERE SCA ..................................    41,303
     20,700          MCGRAW HILL COS, INC ...........................     1,118
     16,500          MONDADORI (ARNOLDO) EDITORE S.P.A ..............       378
     23,300          NEW YORK TIMES CO (CLASS A) ....................       920
  1,169,982          NEWS CORP LTD ..................................    16,157
  3,455,692          PEARSON PLC ....................................   109,863
      5,400          QUEBECOR, INC (CLASS B) ........................       157
      6,700          READER'S DIGEST ASSOCIATION, INC (CLASS A)
                     (NON-VOTE) .....................................       266
    184,572          REED INTERNATIONAL PLC .........................     1,607
      8,000          SCHIBSTED ASA ..................................       149
    233,100          SHOBUNSHA PUBLICATIONS, INC ....................     8,173
     53,977          SINGAPORE PRESS HOLDINGS LTD ...................       843
    244,000          SOUTH CHINA MORNING POST .......................       189
     82,000          THOMSON CORP ...................................     2,803
      2,550          TIMES MIRROR CO SERIES A .......................       231
    102,000          TOPPAN PRINTING CO LTD .........................     1,082
    391,073          TRIBUNE CO .....................................    13,688
     37,892          WOLTERS KLUWER NV ..............................     1,013
                                                                     ----------
                                                                        207,425
                                                                     ----------
                     TOTAL MEDIA AND LEISURE ........................   462,816
                                                                     ----------
RETAIL AND WHOLESALE--2.24%
  GENERAL MERCHANDISE STORES--2.24%
     48,500       e* AMAZON.COM, INC ................................     1,761
      3,000          AMER GROUP LTD PLC SERIES A ....................        83
      8,900          ARMSTRONG HOLDINGS, INC ........................       136
        800          BIC S.A ........................................        39
    187,000        e BUNKYODO CO LTD ................................     2,333
     11,600          CALLAWAY GOLF CO ...............................       189
    136,989          COLES MYER LTD .................................       528
      8,416          CORTEFIEL S.A ..................................       183
     60,180        * COSTCO WHOLESALE CORP ..........................     1,986
     35,000        e DAIEI, INC .....................................       132
     18,685          DAIMARU, INC ...................................        66
    143,000          DAVID JONES LTD ................................       107
  1,628,700          GIORDANO INTERNATIONAL LTD .....................     2,476
    205,307          GREAT UNIVERSAL STORES PLC .....................     1,321
     14,458          HAGEMEYER NV ...................................       400
      6,000          HANKYU DEPARTMENT STORES, INC ..................        32
     18,200          HUDSONS BAY CO .................................       193
    509,000          ISETAN CO LTD ..................................     6,254
        193          JELMOLI HOLDINGS AG. (BR) ......................       243
     27,000          JUSCO CO LTD ...................................       513
      8,381          KARSTADT QUELLE AG .............................       224
      8,600          KESCO OYJ ......................................        88
    163,260          KINGFISHER PLC .................................     1,487
    413,222          MARKS & SPENCER PLC ............................     1,453
     66,000          MARUI CO LTD ...................................     1,266
      8,100          MATTEL, INC ....................................       107
     16,850          MAY DEPARTMENT STORES CO .......................       404
     33,454          METRO AG .......................................     1,180
     55,152          MINNESOTA MINING & MANUFACTURING CO ............     4,550
     42,000       e* MITSUKOSHI LTD .................................       187
    105,200          MYCAL CORP .....................................       361
    128,200          NINTENDO CO LTD ................................    22,440
         10          PENNEY, (J.C.) CO, INC .........................         0
     17,611        e PINAULT-PRINTEMPS-REDOUTE S.A ..................     3,928
      1,000          PLAYMATES INTERACTIVE ENTERTAINMENT ............         0
      2,677          RHI AG .........................................        66
      1,000          ROBINSON & CO LTD ..............................         2
      6,000          SANRIO CO LTD ..................................       160
     78,973          SEARS ROEBUCK & CO .............................     2,576
      8,700       e* SEGA ENTERPRISES LTD ...........................       134
      4,000        * SEIKO CORP .....................................        21
        261        * SEIYU LTD ......................................         1
        954          SELFRIDGES PLC .................................         4
    228,000          SONAE SGPS S.A .................................       402
     57,000        * SONAE SGPS S.A. RTS ............................        46
     62,945        * STAPLES, INC ...................................       968
     11,000        * STELUX HOLDINGS INTERNATIONAL LTD ..............         0
      4,200          STOCKMANN B FREE ...............................        64
     51,000        e TAKASHIMAYA CO LTD .............................       476
    549,405          TARGET CORP ....................................    31,865
     13,000        * TOYS `R' US-JAPAN LTD ..........................     2,212
     31,700        * TOYS `R' US, INC ...............................       462
  2,093,279          WAL-MART STORES, INC ...........................   120,625
     80,564          WATERFORD WEDGWOOD PLC (UNITS) .................        88
                                                                     ----------
                     TOTAL RETAIL AND WHOLESALE .....................   216,822
                                                                     ----------
TECHNOLOGY--16.71%
  COMMUNICATIONS EQUIPMENT--2.68%
     10,891          AMSTRAD PLC ....................................        36
     23,800        * CGI GROUP, INC .................................       194
    786,712          MOTOROLA, INC ..................................    22,864
  2,945,477          NOKIA OYJ ......................................   150,918
    395,497          NORTEL NETWORKS CORP ...........................    27,413
    384,000          NORTEL NETWORKS CORP (U.S.) ....................    26,208


                       SEE NOTES TO FINANCIAL STATEMENTS


60  o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  COMMUNICATIONS EQUIPMENT--(CONTINUED)
  1,580,000        * OKI ELECTRIC INDUSTRY CO LTD ...................$   12,320
    320,045        * QUALCOMM, INC ..................................    19,203
     30,800          SIRTI S.P.A ....................................        52
                                                                     ----------
                                                                        259,208
                                                                     ----------
COMPUTERS AND OFFICE EQUIPMENT--13.37%
  1,437,900        * ADCORE AB ......................................    11,148
     16,800          ADOBE SYSTEMS, INC .............................     2,184
     10,000          AMANO CORP .....................................       112
    370,300        * AMDOCS LTD .....................................    28,421
    718,507        * AMERICA ONLINE, INC ............................    37,901
     40,200        * APPLE COMPUTER, INC ............................     2,105
     21,300        * ATI TECHNOLOGIES, INC ..........................       180
     85,432          AUTOMATIC DATA PROCESSING, INC .................     4,576
     21,500        * BAAN CO NV .....................................        59
     34,550        * BIODATA INFORMATION TECHNOLOGY AG ..............    11,261
     33,500        * BMC SOFTWARE, INC ..............................     1,222
     14,921          CAP GEMINI S.A .................................     2,639
    731,000        * CERIDIAN CORP ..................................    17,590
    257,800        * CHECK POINT SOFTWARE TECHNOLOGIES LTD ..........    54,589
  3,375,251        * CISCO SYSTEMS, INC .............................   214,539
     15,300        * COGNOS, INC ....................................       632
  1,355,882          COMPAQ COMPUTER CORP ...........................    34,660
  1,348,250          COMPTEL OYJ ....................................    27,270
     81,335          COMPUTER ASSOCIATES INTERNATIONAL, INC .........     4,163
     24,500        * COMPUTER SCIENCES CORP .........................     1,830
    390,010          COMPUTERSHARE LTD ..............................     2,011
     13,000          CREATIVE TECHNOLOGY LTD ........................       314
      8,800       e* CSK CORP .......................................       273
     19,038          DASSAULT SYSTEMS S.A ...........................     1,783
    962,475        * DELL COMPUTER CORP .............................    47,462
    169,693        * DIXONS GROUP PLC (NEW) .........................       691
        338        * DOLMEN COMPUTER APPLICATIONS NV ................         7
      7,500        * EIDOS PLC ......................................        55
      9,300        * ELECTRONIC ARTS, INC ...........................       678
     68,792          ELECTRONIC DATA SYSTEMS CORP ...................     2,838
  1,231,384        * EMC CORP .......................................    94,740
      1,600        * EST ASIATIQUE ..................................        24
     58,462          FIRST DATA CORP ................................     2,901
    728,700        * FRAMTIDSFABRIKEN AB ............................    10,094
      7,500          FUJI SOFT ABC, INC .............................       446
     19,500        * GEAC COMPUTER CORP LTD .........................       186
     47,512          GETRONICS NV ...................................       736
      6,300        * GO.COM .........................................        75
     24,223        e HANDSPRING, INC ................................       654
    138,464          HEWLETT-PACKARD CO .............................    17,291
    103,400          HITACHI SOFTWARE ENGINEERING CO LTD ............    11,239
      6,000        * HITACHI ZOSEN CORP .............................         5
     52,200          IMS HEALTH, INC ................................       940
      3,380          INSTRUMENTARIUM GROUP SERIES B FREE ............        81
    714,655          INTERNATIONAL BUSINESS MACHINES CORP ...........    78,299
     97,230       e* INTERNET INITIATIVE JAPAN, INC ADR .............     5,761
    172,700        * INTERSHOP COMMUNICATIONS AG ....................    78,305
    128,500          KEPPEL CORP LTD ................................       278
    254,738          KONAMI CO LTD ..................................    16,131
      3,000        e KYOWA EXEO CORP ................................        30
  2,049,741          LOGICA PLC .....................................    48,533
      7,000          LONDON BRIDGE SOFTWARE HOLDINGS PLC ............        51
      1,000          MEITEC CORP ....................................        40
     22,256        * MERKANTILDATA ASA ..............................       115
  2,070,708        * MICROSOFT CORP .................................   165,657
     47,525          MISYS PLC ......................................       401
      5,096          NAMCO LTD ......................................       184
      2,700        * NAVISION SOFTWARE AS ...........................       113
      8,000        e NIDEC CORP .....................................       696
     35,900        * NOVELL, INC ....................................       332
     33,000          OMRON CORP .....................................       898
  2,897,890        * OPEN TELECOMMUNICATIONS LTD ....................     2,961
  1,413,613        * ORACLE CORP ....................................   118,832
    768,000        * PACIFIC CENTURY CYBERWORKS LTD .................     1,517
     36,900        * PARAMETRIC TECHNOLOGY CORP .....................       406
     52,100          PAYCHEX, INC ...................................     2,188
     34,712        * PEOPLESOFT, INC ................................       581
     87,050        * PIXELPARK AG ...................................     6,008
    528,690        * PSINET, INC ....................................    13,283
     24,000        * PSION PLC ......................................       232
    269,311          SABRE, HOLDINGS CORP ...........................     7,675
    197,912          SAGE GROUP PLC .................................     1,603
     18,922          SAP AG .........................................     2,839
     25,969        * SATAMA INTERACTIVE .............................       101
    107,204          SATYAM COMPUTER SERVICES LTD ...................     7,151
     30,162        * SEAGATE TECHNOLOGY, INC ........................     1,659
     47,032          SEMA GROUP PLC .................................       669
      8,000          SINGAPORE COMPUTER SYSTEMS LTD .................        17
    167,339        e SOFTBANK CORP ..................................    22,775
     28,409          SSL INTERNATIONAL PLC ..........................       306
    364,000        * STONESOFT OYJ ..................................     5,792
    107,235        * SUN MICROSYSTEMS, INC ..........................     9,752
     30,000          TERUMO CORP ....................................     1,018
      2,900        * THE DESCARTES SYSTMES GROUP, INC ...............        86
      9,700        e TIETOENATOR CORP ...............................       325
    214,843          TOYO INFORMATION SYSTEMS CO LTD ................    11,960
      3,500          TRANS COSMOS ...................................       527
     46,000          WM-DATA AB SERIES B ............................       254
    204,483        * YAHOO, INC .....................................    25,330
                                                                     ----------
                                                                      1,294,276
                                                                     ----------
  ELECTRONICS AND OTHER TECHNOLOGY--0.01%
     27,100          RADIOSHACK CORP ................................     1,284
                                                                     ----------
INSTRUMENTS AND RELATED PRODUCTS--0.65%
      6,000          ASAHI OPTICAL CO LTD ...........................        18
    610,000          CANON, INC .....................................    30,441
     40,100          EASTMAN KODAK CO ...............................     2,386
     72,000          FUJI PHOTO FILM CO LTD .........................     2,953
     55,000          KONICA CORP ....................................       468
    598,000          NIKON CORP .....................................    22,212
     11,580          OCE NV .........................................       190
     44,000          OLYMPUS OPTICAL CO LTD .........................       791
      6,300          RAYTHEON CO (CLASS B) ..........................       121
      1,077          RICOH CO LTD ...................................        23
      1,367          SAGEM S.A. (NEW) ...............................     1,609
     70,974          XEROX CORP .....................................     1,473
                                                                     ----------
                                                                         62,685
                                                                     ----------
                     TOTAL TECHNOLOGY ............................... 1,617,453
                                                                     ----------
TRANSPORTATION--3.66%
  AEROSPACE AND DEFENSE--0.09%
     18,530       b* BREMER VULKAN AG ...............................        11
    155,453          GENERAL DYNAMICS CORP ..........................     8,122
    101,000        * KAWASAKI HEAVY INDUSTRIES LTD ..................       155
      6,300       e* KVAERNER INDUSTRIER AS SERIES A ................        66
      3,232        * KVAERNER INDUSTRIER AS SERIES A RTS ............         2
     74,000        * MITSUI ENGINEERING & SHIP BUILDING CO LTD ......        71
     15,127          THOMSON-CSF ....................................       598
                                                                     ----------
                                                                          9,025
                                                                     ----------
AIR TRANSPORTATION--0.91%
     25,097        * AIR CANADA, INC ................................       330
    216,143       e* ALITALIA S.P.A .................................       448
      6,580        * ALL NIPPON AIRWAYS CO LTD ......................        19
    420,220        * AMR CORP .......................................    11,110
      1,500          AUSTRIAN AIRLINES/OEST LUFTV AG ................        22
    374,263          BAE SYSTEMS PLC ................................     2,334
      5,868        * BAE SYSTEMS PLC WTS 11/15/00 ...................        94


                       SEE NOTES TO FINANCIAL STATEMENTS

                                            2000 CREF Semi-Annual Report  o  61

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  AIR TRANSPORTATION--(CONTINUED)
    143,477          BOEING CO ......................................$    5,999
    186,670          BRITISH AIRPORT AUTHORITIES PLC ................     1,498
    146,153          BRITISH AIRWAYS PLC ............................       841
     20,600          CAE, INC .......................................       209
  2,498,000          CATHAY PACIFIC AIRWAYS LTD .....................     4,630
      1,500        * COBHAM GROUP PLC ...............................        23
    150,353        * CONTINENTAL AIRLINES, INC (CLASS B) ............     7,067
     17,300          DELTA AIRLINES, INC ............................       875
     62,800          DEUTSCHE LUFTHANSA AG. (REGD) ..................     1,475
     41,072        * FEDEX CORP .....................................     1,561
      2,827          FLUGHAFEN WIEN AG ..............................       101
        100          HONG KONG AIRCRAFT ENGINEERING CO LTD ..........         0
    247,600          JAPAN AIRLINES CO LTD ..........................       943
      7,600          KLM (ROYAL DUTCH AIRLINES) NV ..................       205
      2,919          ROLLS-ROYCE PLC ................................        10
     37,037        * RYANAIR HOLDINGS PLC ...........................       270
        604          SAIRGROUP ......................................       101
      4,200        e SAS DANMARK AS .................................        35
      3,000          SAS NORGE ASA SERIES B .........................        25
     39,000          SINGAPORE AIRLINES LTD .........................       386
    786,500          SINGAPORE AIRLINES LTD (LR) ....................     7,779
     59,400          SMITHS INDUSTRIES PLC ..........................       773
     67,494          SOUTHWEST AIRLINES CO ..........................     1,278
    214,400          SWIRE PACIFIC LTD (CLASS A) ....................     1,254
     25,863          TEXTRON, INC ...................................     1,405
      7,795        * U.S. AIRWAYS GROUP, INC ........................       304
    133,800          UAL CORP .......................................     7,785
    448,336          UNITED TECHNOLOGIES CORP .......................    26,396
                                                                     ----------
                                                                         87,585
                                                                     ----------
AUTOS, TIRES AND RELATED PRODUCTS--1.88%
      1,000          AUTOBACS SEVEN CO LTD ..........................        33
     90,600          BOMBARDIER, INC (CLASS B) ......................     2,458
    117,105          BRIDGESTONE CORP ...............................     2,485
      3,800          CANADIAN TIRE, INC (CLASS A) ...................        57
     18,000          COMFORT GROUP LTD ..............................         9
     30,258          CONTINENTAL AG .................................       508
     31,000          CYCLE & CARRIAGE LTD ...........................        73
    110,588          DAIMLERCHRYSLER AG .............................     5,825
    250,669        e DAIMLERCHRYSLER (U.S.A.) .......................    13,050
     15,100          DANA CORP ......................................       320
     72,698          DELPHI AUTOMOTIVE SYSTEMS CORP .................     1,059
    119,307          DENSO CORP .....................................     2,909
        748          DIETEREN S.A ...................................       190
      8,200          EATON CORP .....................................       549
     63,339          FIAT S.P.A .....................................     1,650
    153,200          FORD MOTOR CO ..................................     6,588
     90,862          GENERAL MOTORS CORP ............................     5,276
    174,551        * GENERAL MOTORS CORP (CLASS H) ..................    15,317
     11,800          GENUINE PARTS CO ...............................       236
     16,900          GOODYEAR TIRE & RUBBER CO ......................       338
     42,902          HARLEY DAVIDSON, INC ...........................     1,652
    132,000          HONDA MOTOR CO LTD .............................     4,504
    200,180          HONEYWELL INTERNATIONAL, INC ...................     6,744
    245,406        * IMPERIAL HOLDINGS LTD ..........................     1,998
      2,000          INCHAPE MOTORS .................................         1
     15,300          ITT INDUSTRIES, INC ............................       465
     14,000          LEX SERVICE GROUP LTD ..........................        70
     59,913        * LONHRO AFRICA PLC ..............................        17
     12,900          MAGNA INTERNATIONAL, INC .......................       606
     21,300        e MAN AG .........................................       654
     27,612          MICHELIN S.A. (CLASS B) ........................       890
      6,200        * NAVISTAR INTERNATIONAL CORP ....................       193
    572,000        * NISSAN MOTOR CO LTD ............................     3,379
     62,000        * ORIENT CORP ....................................       350
      7,563          PEUGEOT S.A ....................................     1,524
    276,300        e PIRELLI S.P.A ..................................       730
      8,200          SHIMANO, INC ...................................       198
      1,000          TAN CHONG INTERNATIONAL LTD ....................         0
     85,335          TI GROUP PLC ...................................       465
    119,000          TOYODA GOSEI CO LTD ............................     7,569
  1,905,260          TOYOTA MOTOR CORP ..............................    86,975
     12,800          TRW, INC .......................................       555
     10,348          VALEO S.A ......................................       555
     20,058        * VISTEON CORP ...................................       243
     33,167          VOLKSWAGEN AG ..................................     1,272
     61,054          VOLVO AB SERIES B FREE .........................     1,333
     60,054          VOLVO AB SERIES B FREE RTS .....................        54
                                                                     ----------
                                                                        181,926
                                                                     ----------
  RAILROADS--0.43%
    247,111          BRAMBLES INDUSTRIES LTD ........................     7,616
     74,789          BURLINGTON NORTHERN SANTA FE CORP ..............     1,715
     48,900          CANADIAN PACIFIC LTD ...........................     1,267
        111          HANKYU CORP ....................................         0
     85,000          KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD .........       321
    146,797          KINKI NIPPON RAILWAY CO LTD ....................       597
     23,842          MAYNE NICKLESS LTD .............................        49
        125          NAGOYA RAILROAD CO LTD .........................         0
  2,445,000          NIPPON EXPRESS CO LTD ..........................    15,044
     40,000          NIPPON SHARYO LTD ..............................        84
     65,600          NORFOLK SOUTHERN CORP ..........................       976
     66,146          RAILTRACK GROUP PLC ............................     1,028
     78,986          SIEMENS AG. (REGD) .............................    11,925
      9,000          TOBU RAILWAY CO LTD ............................        26
     27,700          UNION PACIFIC CORP .............................     1,030
                                                                     ----------
                                                                         41,678
                                                                     ----------
TRUCKING AND RELATED SERVICES--0.27%
     16,600          AIRTOURS PLC ...................................        87
        344          CENTRAL JAPAN RAILWAY CO .......................     1,951
     14,300          CNF TRANSPORTATION, INC ........................       325
        524          EAST JAPAN RAILWAY CO ..........................     3,051
     14,900          GALILEO INTERNATIONAL, INC .....................       311
      7,426          KONINKLIJKE VOPAK NV ...........................       164
         78          KUONI REISEN HOLDING (REGD) (CLASS B) ..........        36
      2,000          MITSUBISHI LOGISTICS CORP ......................        18
     64,000          MITSUI-SOKO CO LTD .............................       140
      1,770         *NEW WORLD INFRASTUCTURE LTD ....................         2
     81,000          SEINO TRANSPORTATION CO LTD ....................       409
    331,699          STAGECOACH HOLDINGS PLC ........................       367
     67,457          TNT POST GROUP NV ..............................     1,827
    713,122         eYAMATO TRANSPORT CO LTD ........................    17,760
                                                                     ----------
                                                                         26,448
                                                                     ----------
WATER TRANSPORTATION--0.08%
      3,100          ASKO OYJ SERIES A ..............................        59
     10,212          BERGESEN D.Y. AS (CLASS B) .....................       197
     75,265          CARNIVAL CORP (CLASS A) ........................     1,468
        700          CMB CIE MARITIME BELGE S.A .....................        37
        144          DAMPSKIBSSELSKABET AF 1912 (CLASS B) ...........     1,536
         97          DAMPSKIBSSELSKABET SVENDBORG (CLASS B) .........     1,440
      2,200          FINNLINES OYJ ..................................        48
        400         *HAI SUN HUP WTS 05/10/02 .......................         0
      4,500          IRISH CONTINENTAL GROUP PLC ....................        37
     38,000          KAMIGUMI CO LTD ................................       201
     26,975          KAWASAKI KISEN KAISHA LTD ......................        54
      1,900         *KONINKLIJKE NEDLLOYD GROEP NV ..................        37
      1,812         *LEIF HOEGH & CO ................................        17
        474          MITSUI OSK LINES LTD ...........................         1
      4,000         *NCL HOLDINGS AS ................................        11
    137,124         *NEPTUNE ORIENT LINES LTD .......................       127
    231,000          NIPPON YUSEN KABUSHIKI KAISHA ..................     1,113
     17,770          OCEAN GROUP PLC ................................       293


                       SEE NOTES TO FINANCIAL STATEMENTS

62  o  2000 CREF Semi-Annual Report

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  WATER TRANSPORTATION--(CONTINUED)
     62,727          PENINSULAR & ORIENTAL STEAM NAVIGATION CO ......$      537
        228          TEEKAY SHIPPING CORP ...........................         7
        800        * UNITOR AS ......................................         6
                                                                     ----------
                                                                          7,226
                                                                     ----------
                     TOTAL TRANSPORTATION ...........................   353,888
                                                                     ----------
UTILITIES--13.40%
  TELEPHONE--11.76%
    718,600        * AAPT LTD .......................................     2,364
    143,782          ALCATEL ........................................     9,469
    145,071        * ALCATEL S.A. ADR ...............................     9,647
    504,686          AT & T CORP ....................................    15,961
    355,056        * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A) ......     8,610
     89,800          BCE, INC .......................................     2,127
    264,652          BELLSOUTH CORP .................................    11,281
    883,438          BRITISH TELECOMMUNICATIONS PLC .................    11,422
    377,520          BROADWING, INC .................................     9,792
  1,776,009          CABLE & WIRELESS HKT LTD .......................     3,907
  5,744,491          CABLE & WIRELESS PLC ...........................    97,315
     24,500        * CABLE & WIRELESS PLC ADR .......................     1,227
     74,013        * CHINA MOBILE (HONG KONG) LTD-(SPONS ADR) .......    13,160
  1,731,948        * COLT TELECOM GROUP PLC .........................    57,684
    409,953          DEUTSCHE TELEKOM AG ............................    23,422
    537,214       e* DIMENSION DATA HOLDINGS LTD ....................     4,445
    239,923          EIRCOM PLC .....................................       644
  8,795,368          ERICSSON TELEFON (LM) AB SERIES B ..............   174,985
    185,578          FRANCE TELECOM S.A .............................    26,044
     62,000          FUJIKURA LTD ...................................       413
    394,162        * INFONET SERVICES CORP ..........................     4,705
    132,829          KPN NV .........................................     5,965
  1,105,628          LUCENT TECHNOLOGIES, INC .......................    65,508
    370,207          MARCONI PLC ....................................     4,820
     14,164        * NETCOM AB SERIES B .............................     1,051
      6,000          NIPPON COMSYS CORP .............................       128
      5,504          NIPPON TELEGRAPH & TELEPHONE CORP ..............    73,348
        365          NTT DOCOMO, INC ................................     9,901
    652,073        e OLIVETTI GROUP S.P.A ...........................     2,382
    173,970          PORTUGAL TELECOM S.A ...........................     1,961
        441          PUBLICIS S.A ...................................       174
    103,400       e* QWEST COMMUNICATIONS INTERNATIONAL, INC ........     5,138
    278,738        * RCN CORP .......................................     7,073
  1,592,321          SBC COMMUNICATIONS, INC ........................    68,868
    871,687        * SINGAPORE TELECOMMUNICATIONS LTD ...............     1,276
    101,766          SONERA GROUP OYJ ...............................     4,658
     10,204        e SWISSCOM AG. (REGD) ............................     3,545
     28,167          TELE DANMARK AS ................................     1,904
    251,485        e TELECOM CORP OF NEW ZEALAND ....................       882
    542,955          TELECOM ITALIA .................................     7,495
    994,260        e TELECOM ITALIA MOBILE S.P.A ....................    10,141
     14,000        e TELECOM ITALIA RISP ............................        93
  1,940,403       e* TELEFONICA DE ESPANA S.A .......................    41,852
     37,600        e TELEFONICA S.A. ADR ............................     2,409
    115,000          TELEKOM MALAYSIA BERHAD ........................       396
    211,943        * TELIA AB .......................................     2,006
  1,095,097          TELSTRA CORP ...................................     4,458
      1,917          TELUS CORP .....................................        51
        938          TELUS CORP (NON-VOTE) ..........................        25
    368,063          VERIZON COMMUNICATION ..........................    18,702
    951,086        * VIATEL, INC ....................................    27,165
    134,900          VIDESH SANCHAR NIGAM LTD (SPONS GDR) ...........     2,108
 49,468,718          VODAFONE AIRTOUCH PLC ..........................   199,958
    176,444        e VODAFONE AIRTOUCH PLC ADR ......................     7,311
    313,300        * WESTERN WIRELESS CORP (CLASS A) ................    17,075
  1,075,830        * WORLDCOM, INC ..................................    49,354
                                                                     ----------
                                                                      1,137,805
                                                                     ----------

  ELECTRIC, GAS AND OTHER--1.64%
     61,600        * AES CORP .......................................     2,811
     22,653          AGUAS DE BARCELONA S.A .........................       304
         96        * AGUAS DE BARCELONA S.A. (NEW) ..................         1
     24,900        * ALLIED WASTE INDUSTRIES, INC ...................       249
    703,640          AMERICAN ELECTRIC POWER CO, INC ................    20,845
     86,215          ANGLIAN WATER PLC ..............................       796
     46,102          AUSTRALIA GAS LIGHT CO .........................       275
        222          BEWCKISER WASSER TECHNIK AG ....................        78
    479,569          BG GROUP PLC ...................................     3,100
     27,600          BRASCAN CORP ...................................       324
    618,766          CENTRICA PLC ...................................     2,066
        100          CHUBU ELECTRIC POWER CO, INC ...................         2
    381,000        * CINERGY CORP ...................................     9,692
    312,099          CLP HOLDINGS LTD ...............................     1,453
     14,063          COASTAL CORP ...................................       856
        876          COLUMBIA ENERGY GROUP ..........................        57
     49,000          CONSOLIDATED EDISON INC ........................     1,452
      2,433          CONSTELLATION ENERGY GROUP .....................        79
     87,294          CONTACT ENERGY LTD .............................       117
     20,200          CP&L ENERGY, INC ...............................       645
      2,439          DOMINION RESOURCES, INC ........................       105
    872,550          DTE ENERGY CO ..................................    26,667
     27,323          DUKE ENERGY CORP ...............................     1,540
     54,900          EDISON INTERNATIONAL CO ........................     1,125
     30,100          EL PASO ENERGY CORP ............................     1,533
      8,400          ELECTRABEL NV ..................................     2,085
     10,950          ELECTRABEL S.A. (STRIP VVPR) ...................         1
     96,059          ELECTRICIDADE DE PORTUGAL S.A ..................     1,751
    145,081          ENDESA S.A .....................................     2,822
    973,211          ENEL S.P.A .....................................     4,329
     77,600          ENTERGY CORP ...................................     2,110
     30,100          FPL GROUP, INC .................................     1,490
     58,535          GAS NATURAL SDG S.A ............................     1,055
    241,900          GPU, INC .......................................     6,546
      3,600          GROUPE BRUXELLES LAMBERT S.A ...................       902
        300          HAFSLUND AS SERIES A ...........................         1
    689,309          HONG KONG & CHINA GAS CO LTD ...................       774
        791          HYDER PLC ......................................         4
    132,517          IBERDROLA S.A ..................................     1,715
     96,966          ITALGAS S.P.A ..................................       430
    149,290          KANSAI ELECTRIC POWER CO, INC ..................     2,678
     11,000          KURITA WATER INDUSTRIES LTD ....................       243
    256,569        * NATIONAL GRID GROUP PLC ........................     2,024
    161,958          NATIONAL POWER PLC .............................     1,032
    201,000          OSAKA GAS CO LTD ...............................       579
      4,400          OESTERREICHISCHE
                     ELEKTRIZITAETSWIRSCHAFTS AG ....................       453
     39,750          PECO ENERGY CO .................................     1,602
     33,200          PG&E CORP ......................................       818
     74,310          PPL CORP .......................................     1,630
      4,900          RELIANT ENERGY, INC ............................       145
     69,996        * RHEIN-WESTFALEN ELECTRIC AG ....................     2,362
    159,399          SCOTTISH POWER PLC .............................     1,351
     96,318          SEMPRA ENERGY ..................................     1,637
     63,000          SOUTHERN CO ....................................     1,469
     10,000          SUEZ LYONNAISE DES EAUX ........................     1,755
     16,398          SUEZLYONNAISE DES EAUX S.A .....................     2,884
      8,400        * SUEZ LYONNAISE (STRIP VVPR) ....................         0
    124,000        * TENAGA NASIONAL BERHAD .........................       405
     23,236          THAMES WATER PLC ...............................       301
     92,400          TOHOKU ELECTRIC POWER CO, INC ..................     1,249
    186,383          TOKYO ELECTRIC POWER CO, INC ...................     4,554
    290,000          TOKYO GAS CO LTD ...............................       817
     75,113          TRANS CANADA PIPELINES LTD .....................       573
      7,900          TRANSALTA CORP .................................        84

                       SEE NOTES TO FINANCIAL STATEMENTS

                                            2000 CREF Semi-Annual Report  o  63

 Statement of Investments - GLOBAL EQUITIES ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  ELECTRIC, GAS AND OTHER--(CONTINUED)
    243,693          TXU CORP ....................................... $    7,189
     15,305          UNICOM CORP ....................................        592
     41,241          UNION ELECTRICA FENOSA S.A .....................        749
     68,686          UNITED UTILITIES PLC ...........................        680
     97,397          VEBA AG ........................................      4,799
     80,659          VIVENDI S.A ....................................      7,148
     24,394        * VIVENDI S.A. WTS 05/02/01 ......................         84
     85,069          WASTE MANAGEMENT, INC ..........................      1,616
     12,272          WESTCOAST ENERGY, INC ..........................        189
     63,400          WILLIAMS COS, INC ..............................      2,644
                                                                      ----------
                                                                         158,522
                                                                      ----------
                     TOTAL UTILITIES ................................  1,296,327
                                                                      ----------
                     TOTAL COMMON STOCK
                       (COST $7,893,686) ............................  9,407,803
                                                                      ----------

  PRINCIPAL
 -----------
SHORT TERM INVESTMENTS--1.51%
  COMMERCIAL PAPER--0.81%
                 ASSET SECURITIZATION COOP CORP
$10,000,000       c 6.950%, 07/03/00 .............................         9,994
                 CORPORATE ASSET FUNDING CORP, INC
 13,000,000       c 6.620%, 09/08/00 .............................        12,834
                 ENTERPRISE FUNDING CORP
  5,842,000       c 6.800%, 07/06/00 .............................         5,835
                 FORTUNE BRANDS, INC
 13,500,000       c 6.130%, 07/19/00 .............................        13,453
                 HOUSTON INDUSTRIES FINANCECO LP
 13,000,000       c 6.900%, 07/13/00 .............................        12,967
                 PARK AVENUE RECEIVABLES CORP
 13,000,000       6.540%, 07/07/00 ...............................        12,983
                 SIGMA FINANCE, INC
 10,000,000       c 6.620%, 09/15/00 .............................         9,859
                                                                      ----------
                                                                          77,925
                                                                      ----------
  MEDIUM TERM BONDS--0.09%
                 GENERAL MOTORS ACCEPTANCE CORP
  9,200,000       6.700%, 04/30/01 ...............................         9,162
                                                                      ----------
  U.S. GOVERNMENT AND AGENCIES--0.61%
                  FEDERAL HOME LOAN BANK (FHLB)
$25,000,000       6.430%, 07/21/00 ...............................        24,905
 12,178,000       6.460%, 07/26/00 ...............................        12,121
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
  2,000,000       6.370%, 07/05/00 ...............................         1,998
 20,000,000       6.380%, 07/25/00 ...............................        19,911
                                                                      ----------
                                                                          58,935
                                                                      ----------
                  TOTAL SHORT TERM INVESTMENTS
                  (COST $146,045) ................................       146,022
                                                                      ----------
                  TOTAL PORTFOLIO--99.64%
                  (COST $8,105,810) ..............................     9,644,309
                   OTHER ASSETS & LIABILITIES, NET--0.36%                 35,254
                                                                      ----------
                  NET ASSETS--100.00% ............................    $9,679,563
                                                                      ==========
----------
*  Non-income producing
a  Affiliated holding
b  In bankruptcy
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
e  All or a portion of these securities are out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2000, the value of these securities amounted to $1,677,321 or 0.02% of net assets.

Additional information on each restricted security is as follows:

                                          ACQUISTION          ACQUISITION
SECURITY                                     DATE                COST
----------                                ------------        -----------
LAFARGE S.A. (REGD) 2001                    01/05/99            $ 691,748
L'AIR LIQUIDE S.A. (REGD)                   10/29/96              344,497
L'AIR LIQUIDE S.A. (REGD) 2001              01/05/99              741,186
SILVERSTONE BERHAD                          12/30/98                  804
                                                               ----------
                                                               $1,778,235
                                                               ==========

                    TRANSACTIONS WITH AFFILIATED COMPANIES (Unaudited) - January 1, 2000--June 30, 2000
-----------------------------------------------------------------------------------------------------------------------------------

                       VALUE AT                                          REALIZED        DIVIDEND       SHARES AT        VALUE AT
      ISSUE       DECEMBER 31, 1999   PURCHASE COST   SALES PROCEEDS    GAIN (LOSS)       INCOME      JUNE 30, 2000   JUNE 30, 2000
     ------       -----------------   -------------   --------------    -----------     -----------   -------------   -------------
IHC CALAND NV                  *      $54,142,088      $15,354,452      $ 4,329,226     $ 2,156,974   2,094,610       $102,402,550
                      ----------      -----------      -----------      -----------     -----------                   ------------
TOTAL AFFILIATED
  TRANSACTION                 $0      $54,142,088      $15,354,452       $4,329,226      $2,156,974                   $102,402,550
                      ==========      ===========      ===========       ==========      ==========                   ============

----------
*  Not an Affiliate as of December 31, 1999

                        SEE NOTES TO FINANCIAL STATEMENTS

64  O  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                          VALUE (000)
  ---------                                                          -----------

BOND--0.00%
CORPORATE BOND--0.00%
TRANSPORTATION--0.00%
  AUTOS, TIRES AND RELATED PRODUCTS--0.00%
                   UGLY DUCKLING CORP (SUB DEB)
     $6,500          12.000%, 10/23/03 ............................   $        7
                                                                      ----------
                     TOTAL TRANSPORTATION .........................            7
                                                                     -----------
                   TOTAL CORPORATE BOND
                     (Cost $8) ....................................            7
                                                                     -----------
                   TOTAL BOND
                     (Cost $8) ....................................            7
                                                                     -----------
SHARES
------

PREFERRED STOCK--0.00%
BASIC INDUSTRIES--0.00%
  CHEMICALS AND PLASTIC--0.00%
      3,895          SEALED AIR CORP (CLASS A) ....................          197
                                                                     -----------
                     TOTAL BASIC INDUSTRIES .......................          197
                                                                     -----------
FINANCE--0.00%
  CREDIT AND OTHER FINANCE--0.00%
        264          SUPERIOR TRUST I SERIES A ....................            7
                                                                     -----------
                     TOTAL FINANCE ................................            7
                                                                     -----------
HEALTH--0.00%
  MEDICAL EQUIPMENT AND SUPPLIES--0.00%
     32,800        * FRESENIUS MEDICAL CARE (CLASS D) .............            1
                                                                     -----------
                     TOTAL HEALTH .................................            1
                                                                     -----------
                     TOTAL PREFERRED STOCK
                       (COST $186) ................................          205
                                                                     -----------

COMMON STOCK--98.83%
BASIC INDUSTRIES--1.94%
  CHEMICALS AND PLASTIC--1.78%
        500        * AEP INDUSTRIES, INC ..........................           13
      9,100        * AIRGAS, INC ..................................           52
     12,794          APTARGROUP, INC ..............................          345
      2,900          ARCH CHEMICALS, INC ..........................           63
  1,119,462          AVON PRODUCTS, INC ...........................       49,816
     13,700          CABOT CORP ...................................          373
      4,500          CARLISLE COS, INC ............................          203
      2,600          CARTER WALLACE, INC ..........................           52
     29,800          CHURCH & DWIGHT CO, INC ......................          536
    188,210          CLOROX CO ....................................        8,434
  1,921,304          COLGATE PALMOLIVE CO .........................      115,038
     33,652          CROMPTON CORP ................................          412
     13,200        * CYGNUS, INC ..................................          188
      7,000          DEXTER CORP ..................................          336
     70,400          DIAL CORP ....................................          730
     93,620          DU PONT (E.I.) DE NEMOURS & CO ...............        4,096
     91,601          ECOLAB, INC ..................................        3,578
        100        * FRENCH FRAGRANCES, INC .......................            1
      3,651          FULLER (H.B.) CO .............................          166
      1,500          GEON CO ......................................           28
     11,900          GEORGIA GULF CORP ............................          248
     26,000        * GRACE W.R. & CO ..............................          315
    131,325          ILLINOIS TOOL WORKS, INC .....................        7,486
         30          IMC GLOBAL, INC ..............................            0
      2,233        * IMC GLOBAL, INC WTS 12/22/00 .................            0
     71,854          LAUDER (ESTEE) CO (CLASS A) ..................        3,552
     11,200          MACDERMID, INC ...............................          263
      4,108          MYERS INDUSTRIES, INC ........................           44
      2,500          NL INDUSTRIES, INC ...........................           38
      2,600          OMNOVA SOLUTIONS, INC ........................           16
     23,700        * PACTIV CORP ..................................          187
    537,863          PHARMACIA CORP ...............................       27,801
  1,330,098          PROCTER & GAMBLE CO ..........................       76,148
     15,300        * REVLON, INC (CLASS A) ........................           97
         30          ROHM & HAAS CO ...............................            1
     18,000        * SCOTTS CO (CLASS A) ..........................          657
     64,495        * SEALED AIR CORP ..............................        3,378
         55          SOLUTIA, INC .................................            1
      6,500          SPARTECH CORP ................................          176
     12,848          TREDEGAR CORP ................................          244
      1,100        * TREX CO, INC .................................           55
     26,417          TUPPERWARE CORP ..............................          581
     25,900        * U.S. PLASTIC LUMBER CORP .....................          114
      2,300          VALHI, INC ...................................           24
                                                                      ----------
                                                                         305,886
                                                                      ----------
STEEL AND OTHER METALS--0.03%
      9,300        * ALPINE GROUP, INC ............................           63
     98,400        * BATTLE MOUNTAIN GOLD CO ......................          215
      7,700          BELDEN, INC ..................................          197
         73          CASTLE (A.M.) & CO ...........................            1
     14,073        * CHART INDUSTRIES, INC ........................           69
     53,104        * FREEPORT-MCMORAN COPPER & GOLD, INC
                       (CLASS A) ..................................          485
     57,950        * FREEPORT-MCMORAN COPPER & GOLD, INC
                       (CLASS B) ..................................          536
     11,900          GENERAL CABLE CORP ...........................           97
        100          GIBRALTAR STEEL CORP .........................            1
     11,600        * LONE STAR TECHNOLOGIES, INC ..................          537
     10,200          MATTHEWS INTERNATIONAL CORP (CLASS A) ........          296
     12,900          METALS U.S.A., INC ...........................           60
      3,000        * MUELLER INDUSTRIES, INC ......................           84
      5,220        * NCI BUILDING SYSTEMS, INC ....................          106
         90          NEWMONT MINING CORP ..........................            2
        100        * NS GROUP, INC ................................            2
      1,600        * OPTICAL CABLE CORP ...........................           48
      1,300          QUANEX CORP ..................................           19
      2,600          RELIANCE STEEL & ALUMINUM CO .................           50
         18        * SHAW GROUP, INC ..............................            1
        900        * SPS TECHNOLOGIES, INC ........................           37
     29,500        * STEEL DYNAMICS, INC ..........................          267
     31,200        * STILLWATER MINING CO .........................          870
      5,719        * SUPERIOR TELECOM, INC ........................           57
      6,400          TEXAS INDUSTRIES, INC ........................          185
      4,845        * TOWER AUTOMOTIVE, INC ........................           61
      9,300        * U.S. CAN CORP ................................          162
      6,100          VALMONT INDUSTRIES, INC ......................          121
         80          WORTHINGTON INDUSTRIES, INC ..................            1
                                                                      ----------
                                                                           4,630
                                                                      ----------
  PAPER AND FOREST PRODUCTS--0.13%
        388        b* AMERICAN PAD & PAPER CO ......................           0
      2,700           AMERICAN WOODMARK CORP .......................          55
     74,100           AVERY DENNISON CORP ..........................       4,974
     19,800         * BUCKEYE TECHNOLOGIES, INC ....................         434
      3,400           CARAUSTAR INDUSTRIES, INC ....................          51
     26,700         * CHAMPION ENTERPRISES, INC ....................         130
     12,860           CLAYTON HOMES, INC ...........................         103
      4,600         * DAISYTEK INTERNATIONAL CORP ..................          43
      1,000         * DELTIC TIMBER CORP ...........................          21
     10,000         * EARTHSHELL CORP ..............................          30
    132,333           FORT JAMES CORP ..............................       3,060
     28,700         * GAYLORD CONTAINER CO .........................          77
    226,084           KIMBERLY-CLARK CORP ..........................      12,972
     28,800         * MAIL-WELL, INC ...............................         248
      8,600         * PALM HARBOR HOMES, INC .......................         125
     12,900         * PLAYTEX PRODUCTS, INC ........................         146
        100           REPUBLIC GROUP, INC ..........................           1
     14,848         * SCHOOL SPECIALTY, INC ........................         276
         56         * SMURFIT-STONE CONTAINER CORP .................           1
      4,800           ST. JOE CO ...................................         144


                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  65

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  PAPER AND FOREST PRODUCTS--(Continued)
     25,210          WAUSAU-MOSINEE PAPER CORP ....................   $      216
                                                                      ----------
                                                                          23,107
                                                                      ----------
                     TOTAL BASIC INDUSTRIES .......................      333,623
                                                                      ----------
BUSINESS SERVICES--1.58%
  ADVERTISING AND OTHER SERVICES--1.58%
     14,300        * 24/7 MEDIA, INC ..............................          223
     20,300          AARON RENTS, INC .............................          255
     20,100          ABM INDUSTRIES, INC ..........................          462
     12,400          ACKERLEY GROUP, INC ..........................          146
      7,100        * ADMINSTAFF, INC ..............................          451
     19,400        * ADVO, INC ....................................          815
        600        * AGRITOPE, INC ................................            4
      8,300        * AHL SERVICES, INC ............................           51
         12        * AKAMAI TECHNOLOGIES, INC .....................            1
     27,200        * ANSWERTHINK, INC .............................          452
     60,738        * APOLLO GROUP, INC (CLASS A) ..................        1,701
     25,547          BLOCK (H&R), INC .............................          827
     10,000        * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ........          214
     19,600        * BURNS INTERNATIONAL SERVICES CORP ............          245
        700        * CADUS PHARMACEUTICAL CORP ....................            1
      6,900        * CAREER EDUCATION CORP ........................          335
      1,500        * CAREERBUILDER, INC ...........................            5
     10,800        * CARRIAGE SERVICES, INC (CLASS A) .............           36
     14,300        * CATALINA MARKETING CORP ......................        1,459
     45,400        * CATALYTICA, INC ..............................          499
      5,300        * CDI CORP .....................................          108
     52,800        * CELGENE CORP .................................        3,109
    290,297        * CENDANT CORP .................................        4,064
     52,700        * CENTURY BUSINESS SERVICES, INC ...............          102
      8,900        * CHARLES RIVER ASSOCIATES, INC ................          157
     30,160        * CHECKFREE HOLDINGS CORP ......................        1,555
     93,850          CINTAS CORP ..................................        3,443
     14,825        * CIRCLE.COM ...................................           55
    181,723        * CMGI, INC ....................................        8,325
     15,400        * COINSTAR, INC ................................          155
        284        * COMPUTER LEARNING CENTERS, INC ...............            0
      1,600        * CORINTHIAN COLLEGES, INC .....................           38
      5,300        * CORNELL COS, INC .............................           42
      5,500        * CORPORATE EXECUTIVE BOARD CO .................          329
     45,163        * COVANCE, INC .................................          398
      8,200          CPI CORP .....................................          173
     18,800        * CRITICAL PATH, INC ...........................        1,096
     10,850        * CTC COMMUNICATIONS GROUP, INC ................          391
     48,852        * DEVRY, INC ...................................        1,292
     11,150        * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A) ...          981
     76,292        * DOUBLECLICK, INC .............................        2,909
     49,400        * EBAY, INC ....................................        2,683
      1,800        * EDGEWATER TECHOLOGY, INC .....................           12
     17,700        * EDUCATION MANAGEMENT CORP ....................          320
        300        * EDUTREK INTERNATIONAL, INC (CLASS A) .........            0
         80        * EMERGE INTERACTIVE, INC ......................            1
     11,400        * ENTREMED, INC ................................          341
     15,100        * F.Y.I., INC ..................................          509
      7,685          FAIR ISSAC & CO, INC .........................          338
     12,700        * FIRST CONSULTING GROUP, INC ..................           71
      4,700        * FORRESTER RESEARCH, INC ......................          342
     14,150          G & K SERVICES, INC (CLASS A) ................          355
     56,115          GARTNER GROUP, INC (CLASS A) .................          673
     27,600        * GETTY IMAGES, INC ............................        1,023
      7,900        * HEARME.COM ...................................           36
     10,500        * HEIDRICK & STRUGGLES INTERNATIONAL, INC ......          663
     22,300        * INCTYE GENOMICS ..............................        1,833
      4,200        * INSPIRE INSURANCE SOLUTIONS, INC .............           13
     12,200        * INTERIM SERVICES, INC ........................          217
         60        * INTERNET CAPITAL GROUP, INC ..................            2
  1,770,051          INTERPUBLIC GROUP OF COS, INC ................       76,112
     10,500        * ITT EDUCATIONAL SERVICES, INC ................          184
      9,600        * JACOBS ENGINEERING GROUP, INC ................          314
         52        * KANA COMMUNICATIONS, INC .....................            3
         80          KELLY SERVICES, INC (CLASS A) ................            2
     29,886        * KFORCE.COM, INC ..............................          207
     14,200        * KORN FERRY INTERNATIONAL .....................          450
     26,900        * LABOR READY, INC .............................          178
     40,400        * LAMAR ADVERTISING CO (CLASS A) ...............        1,750
      5,800          LANDAUER, INC ................................           90
     11,200        * LASON, INC ...................................           28
         54        * LEAPNET, INC .................................            0
      8,200        * LEARNING TREE INTERNATIONAL, INC .............          502
      3,801          MANPOWER, INC ................................          122
    103,593        * MARCHFIRST, INC ..............................        1,891
     14,200        * MARKETING SERVICES GROUP .....................           63
      9,320        * MAXIMUS, INC .................................          206
      6,400          MCGRATH RENTCORP .............................          109
      2,000        * MEDIA METRIX, INC ............................           51
      9,500        * MEMBERWORKS, INC .............................          319
     26,600        * MESSAGEMEDIA, INC ............................           93
      5,100        * MODEM MEDIA, INC .............................           63
     31,700        * MODIS PROFESSIONAL SERVICES, INC .............          242
      9,300        * NATIONAL EQUIPMENT SERVICES, INC .............           56
      9,800        * NATIONSRENT, INC .............................           37
     27,750        * NAVIGANT CONSULTING CO .......................          118
     27,700        * NBC INTERNET, INC ............................          346
      6,500        * NEFF CORP ....................................           25
      6,100        * NEXTERA ENTERPRISES, INC .....................           29
     32,900        * NOVA CORP (GEORGIA) ..........................          919
  1,254,189          OMNICOM GROUP, INC ...........................      111,701
     17,300        * ON ASSIGNMENT, INC ...........................          528
        270        * OPUS360 CORP .................................            1
     18,800        * PAREXEL INTERNATIONAL CORP ...................          180
     14,550        * PEGASUS SOLUTIONS, INC .......................          158
      4,400        * PERSONNEL GROUP OF AMERICA, INC ..............           13
     14,418        * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ......          303
     14,800        * PREPAID LEGAL SERVICES, INC ..................          442
     11,100        * PROBUSINESS SERVICES, INC ....................          295
      2,700        * PROFESSIONAL DETAILING, INC ..................           92
     28,950        * PROFIT RECOVERY GROUP INTERNATIONAL, INC .....          481
      6,800        * PROTECTION ONE, INC ..........................           15
      5,800        * PROVANT, INC .................................           33
     94,152        * QUINTILES TRANSNATIONAL CORP .................        1,330
      7,500        * REDBACK NETWORKS, INC ........................        1,335
     23,600          REGIS CORP ...................................          295
     27,100        * RENAISSANCE WORLDWIDE, INC ...................           42
     16,500        * RENT WAY, INC ................................          482
     17,600        * RENT-A-CENTER, INC ...........................          396
    144,884        * ROBERT HALF INTERNATIONAL, INC ...............        4,129
     13,842          ROLLINS, INC .................................          206
      3,800        * RWD TECHNOLOGIES, INC ........................           22
    227,066          SERVICEMASTER CO .............................        2,583
     26,753        * SITEL CORP ...................................          132
     38,100        * SNYDER COMMUNICATIONS, INC ...................          905
     33,400          SOTHEBY'S HOLDINGS, INC (CLASS A) ............          585
     22,000        * STAFF LEASING, INC ...........................           78
      5,600        * STARTEK, INC .................................          282
      4,800          STRAYER EDUCATION, INC .......................          115
      4,600        * SUPERIOR CONSULTANT HOLDINGS CORP ............           22
     16,675        * SYLVAN LEARNING SYSTEMS, INC .................          229
      5,400          TEJON RANCH CO ...............................          122
     18,100        * TELETECH HOLDINGS, INC .......................          562
     27,400        * TETRA TECH, INC ..............................          627
     13,300        * THEGLOBE.COM, INC ............................           23
     44,700        * TMP WORLDWIDE, INC ...........................        3,299

                       SEE NOTES TO FINANCIAL STATEMENTS

66  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  ADVERTISING AND OTHER SERVICES--(Continued)
     21,304          TRUE NORTH COMMUNICATIONS, INC ...............   $      937
     13,059        * UNITED RENTALS, INC ..........................          224
      2,400        * URS CORP .....................................           37
         90        * US INTERACTIVE, INC ..........................            1
     44,400        * VALASSIS COMMUNICATIONS, INC .................        1,693
     22,100        * VALENCE TECHNOLOGY, INC ......................          407
     64,000        * VERTICALNET, INC .............................        2,364
      7,500        * WACKENHUT CORP SERIES A ......................           97
      9,700        * WACKENHUT CORRECTIONS CORP ...................           73
     11,600        * WEST TELESERVICES CORP .......................          294
        200          WESTAFF, INC .................................            1
     11,200        * XCEED, INC ...................................          102
     28,300          YOUNG & RUBICAM, INC .........................        1,618
                                                                      ----------
                     TOTAL BUSINESS SERVICES ......................      270,736
                                                                      ----------
CONSTRUCTION AND REAL ESTATE--2.07%
  BUILDING MATERIALS--1.55%
     15,400          AMCOL INTERNATIONAL CORP .....................          254
      6,600       b* AMRE, INC ....................................            0
         27        * ANTHONY & SYLAN POOLS CORP ...................            0
     19,300          APOGEE ENTERPRISES, INC ......................           68
      3,300          CARBO CERAMICS, INC ..........................          116
      9,401          CENTEX CONSTRUCTION PRODUCTS, INC ............          213
     11,300        * COMFORT SYSTEMS U.S.A., INC ..................           45
    572,418          CORNING, INC .................................      154,481
     28,600        * DAL-TILE INTERNATIONAL, INC ..................          236
      5,719        * DEPARTMENT 56, INC ...........................           63
      5,200        * DUPONT PHOTOMASKS, INC .......................          356
     15,500          ELCOR CORP ...................................          357
     31,075        * ENCOMPASS SERVICES CORP ......................          179
     12,632          FERRO CORP ...................................          265
     12,200          FLORIDA ROCK INDUSTRIES, INC .................          435
  1,904,105          HOME DEPOT, INC ..............................       95,086
     10,500        * INTEGRATED ELECTRICAL SERVICES, INC ..........           54
      6,500          LIBBEY, INC ..................................          209
      4,719          LILLY INDUSTRIES, INC (CLASS A) ..............          142
    281,525          LOWE'S COS, INC ..............................       11,560
     45,750        * QUANTA SERVICES, INC .........................        2,516
         62          RPM, INC .....................................            1
         17          USG CORP .....................................            1
      6,900          VALSPAR CORP .................................          233
      9,900          WATSCO, INC ..................................          124
                                                                      ----------
                                                                         266,994
                                                                      ----------
  CONSTRUCTION--0.51%
     11,000        * BLOUNT INTERNATIONAL, INC ....................           85
     25,200          CENTEX CORP ..................................          592
      2,500        * CROSSMAN COMMUNITIES, INC ....................           41
     31,450        * DYCOM INDUSTRIES, INC ........................        1,447
         11          FLUOR CORP ...................................            0
        900          GRANITE CONSTRUCTION, INC ....................           22
      2,200          HON INDUSTRIES, INC ..........................           52
      5,743          HORTON (D.R.), INC ...........................           78
     14,900        * INSITUFORM TECHNOLOGIES, INC (CLASS A) .......          404
      2,000          KAUFMAN & BROAD HOME CORP ....................           40
         53          LENNAR CORP ..................................            1
     27,375        * MASTEC, INC ..................................        1,045
     63,400          MILLER (HERMAN), INC .........................        1,640
  3,130,300          NEWELL RUBBERMAID, INC .......................       80,605
      8,818        * NVR, INC .....................................          503
     11,498          STANDARD-PACIFIC CORP ........................          115
      1,200        * TOLL BROTHERS, INC ...........................           25
      3,410          VIRCO MANUFACTURING CORP .....................           50
                                                                      ----------
                                                                          86,745
                                                                      ----------
  REAL ESTATE--0.01%
     48,683        * CATELLUS DEVELOPMENT CORP ....................          730
     12,200        * CB RICHARD ELLIS SERVICES GROUP, INC .........          111
     34,100        * FAIRFIELD COMMUNITIES, INC ...................          269
      9,600          FOREST CITY ENTERPRISES, INC (CLASS A) .......          320
      7,200        * INSIGNIA FINANCIAL GROUP, INC ................           72
     23,996        * JONES LANG LA SALLE ..........................          321
      2,100        * PINNACLE HOLDINGS, INC .......................          113
     18,000          STEWART ENTERPRISES, INC (CLASS A) ...........           64
     18,500        * TRAMMELL CROW CO .............................          199
                                                                      ----------
                                                                           2,199
                                                                      ----------
                     TOTAL CONSTRUCTION AND REAL ESTATE ...........      355,938
                                                                      ----------
CONSUMER DURABLE--14.90%
  HOME APPLIANCES AND FURNISHINGS--14.47%
      7,820        * ACTEL CORP ...................................          357
      8,300        * ADVANCED ENERGY INDUSTRIES, INC ..............          489
      7,500        * ADVANCED MICRO DEVICES, INC ..................          579
     17,400        * AEROFLEX, INC ................................          865
     27,500        * ALPHA INDUSTRIES, INC ........................        1,212
    129,900        * ALTEON WEBSYSTEMS, INC .......................       12,998
    146,400        * ALTERA CORP ..................................       14,924
     57,100        * AMERICAN POWER CONVERSION CORP ...............        2,330
     12,500        * AMERICAN SUPERCONDUCTOR CORP .................          603
     13,100        * AMERICAN XTAL TECHNOLOGY, INC ................          567
     71,100        * AMKOR TECHNOLOGY, INC ........................        2,511
     28,800        * AMPHENOL CORP (CLASS A) ......................        1,906
     24,300        * ANADIGICS, INC ...............................          828
  2,263,934        * ANALOG DEVICES, INC ..........................      172,059
      2,000        * APPLICA, INC .................................           23
    973,696        * APPLIED MICRO CIRCUITS CORP ..................       96,152
     31,225        * ARTESYN TECHNOLOGIES, INC ....................          868
        100        * ARTISAN COMPONENTS, INC ......................            1
    972,900        * ATMEL CORP ...................................       35,876
         21        * AXIOHM TRANSACTION SOLUTIONS, INC ............            0
     94,620        * BED BATH & BEYOND, INC .......................        3,430
     15,100        * BENCHMARK ELECTRONICS, INC ...................          552
     18,600          BMC INDUSTRIES, INC ..........................           76
      6,000        * BOMBAY, INC ..................................           18
    142,365        * BOOKHAM TECHNOLOGY PLC (SPONS ADR) ...........        8,435
     91,200        * BROADCOM CORP (CLASS A) ......................       19,967
     32,825        * BURR BROWN CORP ..............................        2,846
      9,700        * CATAPULT COMMUNICATIONS CORP .................           98
    148,286        * CONEXANT SYSTEMS, INC ........................        7,210
     23,200        * CREE, INC ....................................        3,097
     22,300          CTS CORP .....................................        1,004
     54,200        * CYPRESS SEMICONDUCTOR CORP ...................        2,290
     48,700          DALLAS SEMICONDUCTOR CORP ....................        1,985
      9,400        * EMCORE CORP ..................................        1,128
         50        * ENERGY CONVERSION DEVICES, INC ...............            1
     27,000        * E-TEK DYNAMICS, INC ..........................        7,123
     28,800          ETHAN ALLEN INTERIORS, INC ...................          691
     31,090        * FURNITURE BRANDS INTERNATIONAL, INC ..........          470
     24,300        * GENERAL SEMICONDUCTOR, INC ...................          358
  1,889,706          GILLETTE CO ..................................       66,022
      9,400          HAVERTY FURNITURE COS, INC ...................           80
     18,200          HELIX TECHNOLOGY CORP ........................          710
      3,500        * HI/FN, INC ...................................          155
     13,600        * HUTCHINSON TECHNOLOGY, INC ...................          194
    198,081        * INFINEON TECHNOLOGIES AG. ADR ................       15,698
      5,300          INNOVEX, INC .................................           52
  7,276,261          INTEL CORP ...................................      972,745
     21,000        * INTERNATIONAL RECTIFIER CORP .................        1,176
     88,164        * JABIL CIRCUIT, INC ...........................        4,375
  1,436,136        * JDS UNIPHASE CORP ............................      172,157
      8,280        * KEMET CORP ...................................          208
     25,700        * KOPIN CORP ...................................        1,780

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  67

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  HOME APPLIANCES AND FURNISHINGS--(Continued)
     13,800        * LASERSIGHT, INC ..............................   $       53
     38,122        * LATTICE SEMICONDUCTOR CORP ...................        2,635
      9,200          LA-Z-BOY, INC ................................          129
    253,300          LINEAR TECHNOLOGY CO .........................       16,195
     32,000        * LINENS `N THINGS, INC ........................          868
  1,662,500        * LSI LOGIC CORP ...............................       89,983
    232,900        * MAXIM INTEGRATED PRODUCTS, INC ...............       15,823
      5,700        * MAXWELL TECHNOLOGIES, INC ....................           77
     56,200          MAYTAG CO ....................................        2,072
     19,700          METHODE ELECTRONICS, INC (CLASS A) ...........          761
     47,600        * MICREL, INC ..................................        2,068
        100        * MICRO LINEAR CORP ............................            1
     62,905        * MICROCHIP TECHNOLOGY, INC ....................        3,665
     62,300        * MICRON TECHNOLOGY, INC .......................        5,486
     26,300        * MMC NETWORKS, INC ............................        1,405
     29,515          MOLEX, INC ...................................        1,420
     80,000          MURATA MANUFACTURING CO LTD ..................       11,508
         31        * NATIONAL SEMICONDUCTOR CORP ..................            2
     17,640        * NEOMAGIC CORP ................................           53
     71,230        * NEW FOCUS, INC ...............................        5,850
     28,200        * NVIDIA CORP ..................................        1,792
      2,475        * OIS OPTICAL IMAGING SYSTEMS, INC .............            0
          4          PARK ELECTROCHEMICAL CORP ....................            0
      5,700        * PARKERVISION, INC ............................          287
     16,000        * PHOTRONICS, INC ..............................          454
     70,245          PIER 1 IMPORTS, INC ..........................          685
     14,400        * PLEXUS CORP ..................................        1,627
     10,500        * PLX TECHNOLOGY, INC ..........................          436
    293,000        * PMC-SIERRA, INC ..............................       52,062
     18,200        * POWER INTEGRATIONS, INC ......................          429
     16,200        * POWER-ONE, INC ...............................        1,846
     60,500        * QLOGIC CORP ..................................        3,997
     61,364        * RAMBUS, INC ..................................        6,320
     15,380        * READ RITE CORP ...............................           34
         31        * RECOTON CORP .................................            0
      9,400        * RESTORATION HARDWARE, INC ....................           52
     42,600        * RF MICRO DEVICES, INC ........................        3,733
     13,950        * S3, INC ......................................          206
      7,450        * SALTON, INC ..................................          275
    915,998        * SANMINA CORP .................................       78,318
     19,800        * SAWTEK, INC ..................................        1,140
  1,124,037        * SCG HOLDING CORP .............................       24,588
     64,400        * SCI SYSTEMS, INC .............................        2,524
     40,100        * SDL, INC .....................................       11,436
     14,000        * SELECT COMFORT CORP ..........................           45
     26,700        * SEMTECH CORP .................................        2,042
      3,700        * SILICONIX, INC ...............................          250
      5,185        * SIMPSON MANUFACTURING CO, INC ................          248
     17,500        * SIPEX CORP ...................................          485
  2,610,908        * SOLECTRON CORP ...............................      109,332
      6,100        * SUNBEAM CORP .................................           21
      9,300          TECHNITROL, INC ..............................          901
  3,875,766          TEXAS INSTRUMENTS, INC .......................      266,217
     41,300        * TITAN CORP ...................................        1,848
     33,050        * TRANSWITCH CORP ..............................        2,551
     26,300        * TRIQUINT SEMICONDUCTOR, INC ..................        2,517
     16,300        * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC        1,024
         94        * VISHAY INTERTECHNOLOGY, INC ..................            4
    135,600        * VITESSE SEMICONDUCTOR CORP ...................        9,975
     34,517        * WILLIAMS-SONOMA, INC .........................        1,120
  1,125,500        * XILINX, INC ..................................       92,924
     18,000        * ZOMAX, INC ...................................          236
                                                                      ----------
                                                                       2,485,314
                                                                      ----------
TEXTILE APPAREL AND ACCESSORIES--0.43%
     77,354        * ABERCROMBIE & FITCH CO (CLASS A) .............          943
     16,500        * AMERICAN EAGLE OUTFITTERS, INC ...............          231
     14,500        * ANN TAYLOR STORES CORP .......................          480
      7,200        * BEBE STORES, INC .............................           60
      5,000        * BUCKLE, INC ..................................           59
      6,000          BURLINGTON COAT FACTORY WAREHOUSE CORP .......           65
      9,200          CATO CORP (CLASS A) ..........................          107
     11,000        * CHICO'S FAS, INC .............................          220
     13,300        * CHILDREN'S PLACE RETAIL STORES, INC ..........          273
     33,047          CLAIRE'S STORES, INC .........................          636
      4,700        * COLUMBIA SPORTSWEAR CO .......................          126
      3,000        * DAVID'S BRIDAL, INC ..........................           35
      3,400          DEB SHOPS, INC ...............................           43
      2,300        * DONNA KARAN INTERNATIONAL, INC ...............           15
      5,100        * FINISH LINE, INC (CLASS A) ...................           42
      9,200        * FOOTSTAR, INC ................................          306
     10,325        * FOSSIL, INC ..................................          201
    533,332          GAP, INC .....................................       16,667
     20,500        * GENESCO, INC .................................          329
      4,100        * GLOBAL SPORTS, INC ...........................           26
      2,800        * GOODY'S FAMILY CLOTHING, INC .................           15
      5,500        * GUESS ?, INC .................................           77
        400        * GYMBOREE CORP ................................            1
     67,850          INTIMATE BRANDS, INC (CLASS A) ...............        1,340
     82,438        * JONES APPAREL GROUP, INC .....................        1,937
         50       b* JUST FOR FEET, INC ...........................            0
      1,728        * KENNETH COLE PRODUCTIONS, INC ................           69
      4,000          K-SWISS, INC (CLASS A) .......................           64
     14,512          LIMITED, INC .................................          314
     19,736        * MEN'S WEARHOUSE, INC .........................          440
      3,793        * MOHAWK INDUSTRIES, INC .......................           82
      5,000          MOVADO GROUP, INC ............................           60
      5,300        * NAUTICA ENTERPRISES, INC .....................           57
    987,000          NIKE, INC (CLASS B) ..........................       39,295
     12,900          NORDSTROM, INC ...............................          311
     19,200        * OAKLEY, INC ..................................          221
      9,300          ONEIDA LTD ...................................          165
      5,700          OSHKOSH B'GOSH, INC (CLASS A) ................           93
     22,087        * PACIFIC SUNWEAR CALIFORNIA, INC ..............          414
      7,900        * POLO RALPH LAUREN CORP .......................          113
     16,419        * QUIKSILVER, INC ..............................          256
      2,348        * REEBOK INTERNATIONAL LTD .....................           37
     31,600          ROSS STORES, INC .............................          539
        585        * SAMSONITE CORP ...............................            3
      9,000        * SHOE CARNIVAL, INC ...........................           56
     16,200        * STEIN MART, INC ..............................          166
     26,600          STRIDE RITE CORP .............................          163
      2,200          TALBOTS, INC .................................          121
      2,300        * TARRANT APPAREL GROUP ........................           21
      7,500        * TIMBERLAND CO ................................          531
    246,277          TJX COS, INC .................................        4,618
     11,686        * TOO, INC .....................................          297
      3,300        * TROPICAL SPORTSWEAR INTERNATIONAL CORP .......           58
      6,400        * URBAN OUTFITTERS, INC ........................           56
      3,000          WARNACO GROUP, INC (CLASS A) .................           23
     26,900          WESTPOINT STEVENS, INC .......................          299
      7,800        * WET SEAL, INC (CLASS A) ......................          102
      2,700          WOLVERINE WORLD WIDE, INC ....................           27
                                                                      ----------
                                                                          73,305
                                                                      ----------
                     TOTAL CONSUMER DURABLE .......................    2,558,619
                                                                      ----------
ENERGY--0.21%
  OIL, GAS AND OTHER ENERGY SERVICES--0.21%
     25,400          ANADARKO PETROLEUM CORP ......................        1,253
     36,379          APACHE CORP ..................................        2,140
      5,483        * ATWOOD OCEANICS, INC .........................          243
     28,100        * BARRETT RESOURCES CORP .......................          855
      8,400        * BASIN EXPLORATION, INC .......................          150

                        SEE NOTES TO FINANCIAL STATEMENTS

68  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  OIL, GAS AND OTHER ENERGY SERVICES--(Continued)
         22        * BELCO OIL & GAS CORP .........................   $        0
     19,800          BERRY PETROLEUM CO (CLASS A) .................          337
      3,500        * BJ SERVICES CO ...............................          219
     14,800        * BROWN (TOM), INC .............................          341
      6,900          CABOT OIL & GAS CORP (CLASS A) ...............          146
      4,200        * CAL DIVE INTERNATIONAL, INC ..................          228
     31,200        * CHESAPEAKE ENERGY CORP .......................          242
         12       b* COHO ENERGY, INC .............................            0
      4,900          CONSOL ENERGY, INC ...........................           74
     30,700          CROSS TIMBERS OIL CO .........................          679
     21,100          DEVON ENERGY CORP (NEW) ......................        1,186
     13,859          DIAMOND OFFSHORE DRILLING, INC ...............          487
         33        * EEX CORP .....................................            0
     41,966          ENRON CORP ...................................        2,707
     30,239          ENSCO INTERNATIONAL, INC .....................        1,083
      8,700        * EVERGREEN RESOURCES, INC .....................          258
     19,700        * FOREST OIL CORP ..............................          314
     15,742        * FRIEDE GOLDMAN HALTER, INC ...................          141
     32,814        * GLOBAL INDUSTRIES LTD ........................          619
     16,100        * GLOBAL MARINE, INC ...........................          454
    144,700        * GREY WOLF, INC ...............................          724
    189,048          HALLIBURTON CO ...............................        8,921
     38,800        * HANOVER COMPRESSOR CO ........................        1,474
         71        * MCMORAN EXPLORATION CO .......................            1
     17,100        * MERIDIAN RESOURCE CORP .......................           97
     44,000        * NABORS INDUSTRIES, INC .......................        1,829
     22,200        * NEWFIELD EXPLORATION CO ......................          869
      6,500          NOBLE AFFILIATES, INC ........................          242
     44,937        * NOBLE DRILLING CORP ..........................        1,851
         43        * OCEAN ENERGY, INC (NEW) ......................            1
      5,700        * OCEANEERING INTERNATIONAL, INC ...............          108
         42        * PIONEER NATURAL RESOURCES CO .................            1
     12,100        * PLAINS RESOURCES, INC ........................          194
     31,100          POGO PRODUCING CO ............................          688
      6,700        * PRIDE INTERNATIONAL, INC .....................          166
     60,500        * R & B FALCON CORP ............................        1,426
         34        * ROWAN COS, INC ...............................            1
     12,563        * STONE ENERGY CORP ............................          751
     21,800        * SYNTROLEUM CORP ..............................          373
         61          TOSCO CORP ...................................            2
      9,171        * TRANSMONTAIGNE, INC ..........................           56
         60        * TRANSTEXAS GAS CORP (CLASS A) ................            0
     15,800          USX-MARATHON GROUP, INC ......................          396
     12,794          VASTAR RESOURCES, INC ........................        1,051
     30,900          VINTAGE PETROLEUM, INC .......................          697
     10,600          WD-40 CO .....................................          220
     11,900        * WEATHERFORD INTERNATIONAL, INC ...............          474
                                                                      ----------
                     TOTAL ENERGY .................................       36,769
                                                                      ----------
FINANCE--1.96%
  BANKS, SAVINGS AND LOANS--0.67%
      5,400          ALABAMA NATIONAL BANCORP .....................          107
          6          BANCFIRST CORP ...............................            0
      3,000          BANCFIRST OHIO CORP ..........................           49
      3,700          BANK OF GRANITE CORP .........................           85
      1,815        * BOK FINANCIAL CORP ...........................           32
     13,760          BRENTON BANKS, INC ...........................          191
      3,515          BT FINANCIAL CORP ............................           61
     12,300          CAPITOL FEDERAL FINANCIAL ....................          136
      1,700          CATHAY BANCORP, INC ..........................           79
     13,543        * CENTENNIAL BANCORP ...........................          118
      1,400          CENTURY SOUTH BANKS, INC .....................           27
     16,937          CHITTENDEN CORP ..............................          414
    877,475          CITIGROUP, INC ...............................       52,868
      8,634          CITIZENS BANKING CORP (MICHIGAN) .............          140
      5,666          CITY HOLDINGS CO .............................           33
        126        * COLUMBIA BANKING SYSTEM, INC .................            2
     12,577          COMMERCE BANCORP, INC ........................          579
     31,100          COMMUNITY FIRST BANKSHARES, INC ..............          507
     12,531          CVB FINANCIAL CORP ...........................          198
      7,751          F & M NATIONAL CORP ..........................          163
      4,900          FARMERS CAPITAL BANK CORP ....................          149
    139,965          FIFTH THIRD BANCORP ..........................        8,853
     17,117          FIRST BANCORP (PUERTO RICO) ..................          318
      1,900          FIRST COMMONWEALTH FINANCIAL CORP ............           17
      1,500          FIRST FEDERAL CAPITAL CORP ...................           17
     29,870          FIRST FINANCIAL BANCORP ......................          588
      1,600          FIRST FINANCIAL HOLDINGS, INC ................           22
        700          FIRST MIDWEST BANCORP, INC ...................           16
      6,100          FIRST SOURCE CORP ............................           96
      6,600          FIRST TENNESSEE NATIONAL CORP ................          109
      1,700        * FLAGSTAR BANCORP, INC ........................           14
     10,400          FRONTIER FINANCIAL CORP ......................          191
      1,100          GLACIER BANCORP, INC .........................           15
      9,100          GREATER BAY BANCORP ..........................          425
      7,900        * HAMILTON BANCORP, INC ........................          138
          5          HARLEYSVILLE NATIONAL CORP ...................            0
      2,100          HARRIS FINANCIAL, INC ........................           13
      1,800          HUDSON RIVER BANCORP, INC ....................           21
     34,135          HUDSON UNITED BANCORP ........................          766
     18,104        * IMPERIAL BANCORP .............................          282
      5,500          IRWIN FINANCIAL CORP .........................           79
        100          JEFFERSON SAVINGS BANCORP, INC ...............            1
    574,070          MBNA CORP ....................................       15,572
     11,200          MERCHANTS NEW YORK BANCORP, INC ..............          193
      2,400          MISSISSIPPI VALLEY BANCSHARES ................           58
      1,500          NATIONAL BANCORP OF ALASKA, INC ..............           54
     65,600          NATIONAL COMMERCE BANCORP ....................        1,054
      7,885          NATIONAL PENN BANCSHARES, INC ................          163
     44,300          NORTHERN TRUST CORP ..........................        2,882
      5,100          NORTHWEST BANCORP, INC .......................           35
      9,700          ORIENTAL FINANCIAL GROUP .....................          140
     19,000          PACIFIC CAPITAL BANCORP ......................          476
      6,046          PARK NATIONAL CORP ...........................          549
      3,885          PROVIDENT BANKSHARES CORP ....................           52
    117,302          PROVIDIAN FINANCIAL CORP .....................       10,557
      9,150          QUEENS COUNTY BANCORP, INC ...................          169
      1,000          R&G FINANCIAL CORP (CLASS B) .................            8
         40          ROSLYN BANCORP, INC ..........................            1
     18,900          S & T BANCORP, INC ...........................          345
     44,393        * S1 CORP ......................................        1,035
      5,100          SANDY SPRING BANCORP, INC ....................          104
      4,200          SEACOAST FINANCIAL SERVICES CORP .............           40
      1,050          SHORELINE FINANCIAL CORP .....................           12
     53,715          SKY FINANCIAL GROUP, INC .....................          856
     12,987        * SOUTH FINANCIAL GROUP, INC ...................          188
     22,200        * SOUTHWEST BANCORP OF TEXAS, INC ..............          461
         20          SOVEREIGN BANCORP, INC .......................            0
     59,883          STATE STREET CORP ............................        6,351
         85          STATEN ISLAND BANCORP, INC ...................            1
     19,400          STERLING BANCSHARES, INC .....................          210
      1,250          STERLING FINANCIAL CORP ......................           25
    103,900          SYNOVUS FINANCIAL CORP .......................        1,831
         38          TCF FINANCIAL CORP ...........................            1
      6,400          TEXAS REGIONAL BANCSHARES, INC (CLASS A) .....          162
     12,600          TRUST CO OF NEW JERSEY .......................          230
     41,214          TRUSTCO BANK CORP (NEW YORK) .................          515
      3,055          U.S.B. HOLDINGS CO, INC ......................           43
     33,802          UNITED BANKSHARES, INC .......................          615
      3,900          UNITED COMMUNITY FINANCIAL CORP (OHIO) .......           26
      1,000        * UNITED NATIONAL BANCORP ......................           18
     31,950          W HOLDING CO, INC ............................          264

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  69

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                             VALUE (000)
-----------                                                          ----------

  BANKS, SAVINGS AND LOANS--(Continued)
        800          WESBANCO, INC ................................   $       19
      4,719          WEST COAST BANCORP (OREGON) ..................           47
      6,000          WESTAMERICA BANCORP ..........................          157
     33,200          ZIONS BANCORP ................................        1,525
                                                                      ----------
                                                                         114,962
                                                                      ----------
CREDIT AND OTHER FINANCE--0.83%
     32,400        * ACNEILSEN CORP ...............................          713
         75          ADVANTA CORP (CLASS A) .......................            1
      1,000        * ALEXANDERS, INC ..............................           73
     10,300          ALEXANDRIA REAL ESTATE EQUITIES, INC .........          353
     32,800          ALLIED CAPITAL CORP ..........................          558
    636,938          AMERICAN EXPRESS CO ..........................       33,200
     61,100        * AMERICREDIT CORP .............................        1,039
        200        * AMRESCO, INC .................................            0
    178,668          ASSOCIATES FIRST CAPITAL CORP ................        3,987
     49,300          BOSTON PROPERTIES, INC .......................        1,904
    161,108          CAPITAL ONE FINANCIAL CORP ...................        7,189
     14,600          CHARLES E. SMITH RESIDENTIAL REALTY, INC .....          555
        100          CHARTER MUNICIPAL MORTGAGE ACCEPTANCE ........            1
      7,800          CHATEAU PROPERTIES, INC ......................          220
      5,200          CHELSEA GCA REALTY, INC ......................          180
     28,207        * CHOICEPOINT, INC .............................        1,255
     11,400       b* CITYSCAPE FINANCIAL CORP .....................            0
      4,800        * COMPUCREDIT CORP .............................          144
    174,728        * CONCORD EFS, INC .............................        4,543
         12          COUNTRYWIDE CREDIT INDUSTRIES, INC ...........            0
     17,181          COUSINS PROPERTIES, INC ......................          661
     18,300          DORAL FINANCIAL CORP .........................          209
      5,600          EAST WEST BANCORP, INC .......................           81
    115,200          EQUIFAX, INC .................................        3,024
         42          EQUITY OFFICE PROPERTIES TRUST ...............            1
      5,200        * FEDERAL AGRICULTURE MORTGAGE CORP ............           76
    116,397          FEDERAL NATIONAL MORTGAGE ASSOCIATION ........        6,074
      6,216          FEDERAL REALTY INVESTMENT TRUST ..............          124
      6,900        * FINANCIAL FEDERAL CORP .......................          120
     53,700        * FINET.COM, INC ...............................           37
      2,400          FINOVA GROUP, INC ............................           31
  1,746,304          FIRSTAR CORP .................................       36,782
    348,152          FREDDIE MAC ..................................       14,100
      2,100          GETTY REALTY HOLDINGS CORP ...................           23
         54          GREAT LAKES REIT, INC ........................            1
     10,400          HEALTH CARE PROPERTY INVESTORS, INC ..........          283
     45,791          HOUSEHOLD INTERNATIONAL, INC .................        1,903
        600        * IMC MORTGAGE CO ..............................            0
        100        * IMPERIAL CREDIT INDUSTRIES, INC ..............            0
     64,387          ISTAR FINANCIAL, INC .........................        1,348
      4,000          MANUFACTURED HOME COMMUNITIES, INC ...........           96
      5,600          MEDALLION FINANCIAL CORP .....................           86
     91,800          MEDITRUST CORP PAIRED ........................          344
     47,200          METRIS COS, INC ..............................        1,186
    677,767        * METROPOLITAN LIFE INSURANCE CO ...............       14,275
      2,000          MID-STATE BANCSHARES .........................           55
      7,926          MILLS CORP ...................................          149
      5,000          NATIONAL GOLF PROPERTIES, INC ................          106
     19,400        * NETBANK, INC .................................          241
      5,700        * NEXTCARD, INC ................................           48
      1,100          PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ....           19
         13          POST PROPERTIES, INC .........................            1
         78          RECKSON ASSOCIATES REALTY CORP ...............            2
      2,800          SAUL CENTERS, INC ............................           45
      2,600          SENIOR HOUSING PROPERTIES TRUST ..............           19
     13,400        * SIERRACITIES.COM, INC ........................           50
         64          SIMON PROPERTY GROUP, INC ....................            1
    128,484          SLM HOLDINGS CORP ............................        4,810
      9,900        * TELESCAN, INC ................................           72
     14,600          TOWN & COUNTRY TRUST .........................          251
     12,000        * UNICAPITAL CORP ..............................            6
        100       b* UNITED COS FINANCIAL CORP ....................            0
     19,827          WASHINGTON REAL ESTATE INVESTMENT TRUST ......          354
      2,997          WEINGARTEN REALTY INVESTORS, INC .............          124
                                                                      ----------
                                                                         143,130
                                                                      ----------
  INSURANCE--0.15%
     40,474          AFLAC, INC ...................................        1,859
    129,416          AMERICAN INTERNATIONAL GROUP, INC ............       15,206
     14,200          BLANCH (E.W.) HOLDINGS, INC ..................          288
      8,500          BROWN & BROWN, INC ...........................          442
     23,804          CRAWFORD & CO (CLASS B) ......................          262
     31,704        * FIRST HEALTH GROUP CORP ......................        1,040
      6,200        * FPIC INSURANCE GROUP, INC ....................           97
     29,900          GALLAGHER (ARTHUR J.) & CO ...................        1,256
      1,700          HCC INSURANCE HOLDINGS, INC ..................           32
      8,300        * HEALTHAXIS, INC ..............................           32
      9,400          HILB, ROGAL & HAMILTON CO ....................          326
     22,100          HSB GROUP, INC ...............................          688
        300        * MARKEL CORP ..................................           42
     14,200        * MID ATLANTIC MEDICAL SERVICES, INC ...........          192
     67,330        * OXFORD HEALTH PLANS, INC .....................        1,603
      2,688        * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) .....          162
      8,100          PROGRESSIVE CORP .............................          599
         20          PROTECTIVE LIFE CORP .........................            1
      5,339          RADIAN GROUP, INC ............................          276
      1,168          REINSURANCE GROUP OF AMERICA, INC ............           35
      1,800          STANCORP FINANCIAL GROUP, INC ................           58
      5,100        * TRIAD GUARANTY, INC ..........................          117
      2,800        * UICI .........................................           18
      7,400          UNITEDHEALTH GROUP, INC ......................          635
     11,000        * WELLPOINT HEALTH NETWORKS, INC ...............          797
                                                                      ----------
                                                                          26,063
                                                                      ----------
SECURITIES AND COMMODITIES--0.31%
     19,264        * AFFILIATED MANAGERS GROUP, INC ...............          877
     52,400        * AMERITRADE HOLDINGS CORP (CLASS A) ...........          609
        400          DAIN RAUSCHER CORP ...........................           26
    174,423        * E TRADE GROUP, INC ...........................        2,878
     23,824          EATON VANCE CORP .............................        1,102
     45,400          FEDERATED INVESTORS, INC .....................        1,592
     71,513          FRANKLIN RESOURCES, INC ......................        2,172
     18,800        * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ........          153
      9,500        * INVESTMENT TECHNOLOGY GROUP, INC .............          375
     23,600          INVESTORS FINANCIAL SERVICES CORP ............          937
      7,109          JOHN NUVEEN CO (CLASS A) .....................          298
     63,100        * KNIGHT TRADING GROUP, INC ....................        1,881
     11,600          MORGAN KEEGAN, INC ...........................          171
      8,800        * NATIONAL DISCOUNT BROKERS GROUP, INC .........          281
     21,400        * PIONEER GROUP, INC ...........................          907
     84,100          PRICE (T. ROWE) ASSOCIATES, INC ..............        3,574
     25,500          RAYMOND JAMES FINANCIAL CORP .................          574
    920,454          SCHWAB (CHARLES) CORP ........................       30,950
     11,500          SOUTHWEST SECURITIES GROUP, INC ..............          428
      3,900          THE GOLDMAN SACHS GROUP, INC .................          370
         67          TUCKER ANTHONY SUTRO CORP ....................            1
     20,900          UNITED ASSET MANAGEMENT CORP .................          489
      2,000          VALUE LINE, INC ..............................           77
     68,650          WADDELL & REED FINANCIAL, INC (CLASS A) ......        2,253
                                                                      ----------
                                                                          52,975
                                                                      ----------
                     TOTAL FINANCE ................................      337,130
                                                                      ----------
FOODS AND RELATED--2.59%
  BEVERAGES, OTHER FOOD PRODUCTS--2.42%
     10,020        * 7-ELEVEN, INC ................................          138
     67,700          ALBERTSONS, INC ..............................        2,251
     20,200        * AMERICAN ITALIAN PASTA CO (CLASS A) ..........          418

                        SEE NOTES TO FINANCIAL STATEMENTS

70  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  BEVERAGES, OTHER FOOD PRODUCTS--(Continued)
    103,868          ANHEUSER-BUSCH COS, INC ......................   $    7,758
     20,140          APPLEBEES INTERNATIONAL, INC .................          610
      2,000        * AURORA FOODS, INC ............................            8
        100          AVADO BRANDS, INC ............................            0
     17,200        * BERINGER WINE ESTATES HOLDINGS, INC (CLASS B)           607
    118,245          BESTFOODS, INC ...............................        8,188
         50       b* BOSTON CHICKEN, INC ..........................            0
         38          BROWN FORMAN, INC (CLASS B) ..................            2
     27,000        * CADIZ, INC ...................................          216
    146,356          CAMPBELL SOUP CO .............................        4,263
        900        * CANANDAIGUA BRANDS, INC (CLASS A) ............           45
         20          CBRL GROUP, INC ..............................            0
     20,733        * CEC ENTERTAINMENT, INC .......................          531
      2,400        * CENTRAL GARDEN & PET CO ......................           22
     22,900          CKE RESTAURANTS, INC .........................           69
        400          COCA COLA BOTTLING CO CONSOLIDATED ...........           18
  2,291,408          COCA COLA CO .................................      131,613
    195,058          COCA COLA ENTERPRISES, INC ...................        3,182
     11,838        * CONSOLIDATED PRODUCTS, INC ...................          107
      7,500        * DAVE & BUSTERS, INC ..........................           47
     29,800        * DEL MONTE FOODS CO ...........................          203
         26          DELHAIZE AMERICA, INC (CLASS B) ..............            0
     30,800          DELTA & PINE LAND CO .........................          772
         92          DIMON, INC ...................................            0
     10,600          DREYERS GRAND ICE CREAM, INC .................          223
      8,956          EARTHGRAINS CO ...............................          174
        300       b* EINSTEIN/NOAH BAGEL CORP .....................            0
      5,800        * FINE HOST CORP ...............................            2
      3,600          FLOWERS INDUSTRIES, INC ......................           72
    117,504          GENERAL MILLS, INC ...........................        4,495
      1,000        * GRAND UNION CO ...............................            1
     23,600        * HAIN CELESTIAL GROUP, INC ....................          866
         16          HANNAFORD BROTHERS, INC ......................            1
     70,767          HEINZ (H.J.) CO ..............................        3,096
      8,600          HERSHEY FOODS CORP ...........................          417
        500        * HINES HORTICULTURE, INC ......................            3
     11,200        * IHOP CORP (NEW) ..............................          188
     13,962        * INTERNATIONAL HOME FOODS, INC ................          292
     31,004        * JACK IN THE BOX, INC .........................          763
     15,800          KEEBLER FOODS CO .............................          587
     79,803          KELLOGG CO ...................................        2,374
    684,180        * KROGER CO ....................................       15,095
         50          LANCASTER COLONY CORP ........................            1
     14,500          LANCE, INC ...................................          131
        189          LANDRY'S SEAFOOD RESTAURANTS, INC ............            2
         50          LONE STAR STEAKHOUSE & SALOON, INC ...........            1
    520,012          MCDONALD'S CORP ..............................       17,128
      9,910          MORRISON MANAGEMENT SPECIALISTS, INC .........          279
         50          NABISCO GROUP HOLDINGS .......................            1
      5,100        * NPC INTERNATIONAL, INC .......................           46
      4,800        * O'CHARLEY'S, INC .............................           65
     50,000        * OUTBACK STEAKHOUSE, INC ......................        1,463
      2,200        * P.F. CHANGS CHINA BISTRO, INC ................           70
     14,830        * PAPA JOHN'S INTERNATIONAL, INC ...............          363
     77,800          PEPSI BOTTLING GROUP, INC ....................        2,271
  1,188,754          PEPSICO, INC .................................       52,825
      4,800        * PERFORMANCE FOOD GROUP CO ....................          154
      8,700          PILGRIMS PRIDE CORP (CLASS B) ................           62
     49,041          QUAKER OATS CO ...............................        3,684
     48,412          RALSTON PURINA CO ............................          965
      3,300          RIVIANA FOODS, INC ...........................           58
     38,200          RUBY TUESDAY, INC ............................          480
  2,392,538        * SAFEWAY, INC .................................      107,963
    654,362          SARA LEE CORP ................................       12,637
     31,600        * SMITHFIELD FOODS, INC ........................          887
     14,069          SODEXHO MARRIOTT SERVICES, INC ...............          225
     13,550        * SONIC CORP ...................................          398
    151,100        * STARBUCKS CORP ...............................        5,770
    230,078          SYSCO CORP ...................................        9,692
     20,650        * THE CHEESECAKE FACTORY CO ....................          568
      8,216          TOOTSIE ROLL INDUSTRIES, INC .................          288
      9,600        * TRIARC COS, INC ..............................          197
     62,415        * TRICON GLOBAL RESTAURANTS, INC ...............        1,763
      6,200        * UNITED NATURAL FOODS, INC ....................           85
      6,800          UNIVERSAL FOODS CORP .........................          126
      8,900        * VETERINARY CENTERS OF AMERICA, INC ...........          122
     42,300          VIAD CORP ....................................        1,153
      6,810        * VLASIC FOODS INTERNATIONAL, INC ..............           11
     24,300          WHITMAN CORP .................................          301
     20,900        * WHOLE FOODS MARKET, INC ......................          863
     14,550        * WILD OATS MARKETS, INC .......................          183
     36,585          WRIGLEY (WM) JR CO ...........................        2,934
                                                                      ----------
                                                                         415,932
                                                                      ----------
  TOBACCO--0.17%
    996,173          PHILIP MORRIS COS, INC .......................       26,461
     27,016          RJR REYNOLDS TOBACCO HOLDINGS, INC ...........          755
     52,500          UST, INC .....................................          771
      3,765          VECTOR GROUP LTD .............................           56
                                                                      ----------
                                                                          28,043
                                                                      ----------
                     TOTAL FOODS AND RELATED ......................      443,975
                                                                      ----------
HEALTH--15.32%
  DRUGS AND PHARMACEUTICALS--13.51%
  1,488,342          ABBOTT LABORATORIES CO .......................       66,324
     19,700        * ABGENIX, INC .................................        2,361
         50        * ADVANCED TISSUE SCIENCE, INC .................            0
      4,700        * ALBANY MOLECULAR RESEARCH, INC ...............          256
     14,300        * ALGOS PHARMACEUTICAL CORP ....................          218
     41,200        * ALKERMES, INC ................................        1,942
    108,100          ALLERGAN, INC ................................        8,053
     19,600          ALPHARMA, INC (CLASS A) ......................        1,220
     71,700        * ALZA CORP ....................................        4,239
  2,568,763          AMERICAN HOME PRODUCTS CORP ..................      150,915
     42,800        * AMERISOURCE HEALTH CORP (CLASS A) ............        1,327
  1,637,896        * AMGEN, INC ...................................      115,062
         50        * AMYLIN PHARMACEUTICALS, INC ..................            1
     28,600        * ANDRX CORP ...................................        1,828
      9,100        * ANESTA CORP ..................................          226
     13,700        * AVIRON, INC ..................................          423
     19,050        * BARR LABORATORIES, INC .......................          854
     66,511          BERGEN BRUNSWIG CORP (CLASS A) ...............          366
     18,400          BINDLEY WESTERN INDUSTRIES, INC ..............          486
    124,300        * BIOGEN, INC ..................................        8,017
     16,500        * BIOMATRIX, INC ...............................          373
     44,000        * BIO-TECHNOLOGY GENERAL CORP ..................          580
         20        * BIOVAIL CORP .................................            1
  2,622,246          BRISTOL MYERS SQUIBB CO ......................      152,746
  2,815,172          CARDINAL HEALTH, INC .........................      208,323
    161,706        * CAREMARK RX, INC .............................        1,102
          9        * CELL GENESYS, INC ............................            0
     14,817        * CELL PATHWAYS, INC ...........................          348
     25,700        * CEPHALON, INC ................................        1,539
      6,400        * CHATTEM, INC .................................           88
     10,700        * CHIREX, INC ..................................          214
     39,116        * CHIRON CORP ..................................        1,858
     15,000        * COLUMBIA LABORATORIES, INC ...................           86
     19,500        * COR THERAPEUTICS, INC ........................        1,664
     16,400        * CORIXA CORP ..................................          704
     13,500        * COULTER PHARMACEUTICALS, INC .................          277
         80        * CREATIVE BIOMOLECULES, INC ...................            1
         95        * CRESCENDO PHARMACEUTICALS CORP ...............            2

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  71

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  DRUGS AND PHARMACEUTICALS--(Continued)
    320,839          CVS CORP .....................................   $   12,834
      3,800          DIAGNOSTIC PRODUCTS CORP .....................          122
     12,800        * DUANE READE, INC .............................          330
     15,450        * DURA PHARMACEUTICALS, INC ....................          222
     16,100        * DURAMED PHARMACEUTICALS, INC .................           88
     33,000        * ENZON, INC ...................................        1,403
        200        * EPITOPE, INC .................................            3
     69,400        * FOREST LABORATORIES, INC .....................        7,009
      7,700        * GELTEX PHARMACEUTICALS, INC ..................          157
    129,400        * GENENTECH, INC ...............................       22,257
     22,600        * GENZYME CORP (GENERAL DIVISION) ..............        1,343
         24        * GENZYME CORP (TISSUE REPAIR DIVISION) ........            0
         35        * GENZYME SURGICAL PRODUCTS ....................            0
     36,383        * GILEAD SCIENCES, INC .........................        2,588
  1,362,000        * GLAXO WELLCOME PLC (SPONS ADR) ...............       78,741
  1,380,200        a GUILFORD PHARMACEUTICALS, INC ................       20,789
     18,900        * HEMISPHERX BIOPHARMA, INC ....................          106
     44,900        * HUMAN GENOME SCIENCES, INC ...................        5,989
     57,203          ICN PHARMACEUTICALS, INC .....................        1,591
     33,000        * ICOS CORP ....................................        1,452
     36,200        * IDEC PHARMACEUTICALS CORP ....................        4,247
     28,600        * IDEXX LABORATORIES, INC ......................          654
      7,600        * IGEN INTERNATIONAL, INC ......................          126
     25,600        * IMCLONE SYSTEMS, INC .........................        1,957
    189,400        * IMMUNEX CORP .................................        9,363
     13,600        * INHALE THERAPEUTIC SYSTEMS ...................        1,380
      5,600        * INVITROGEN CORP ..............................          421
     28,320        * ISIS PHARMACEUTICALS, INC ....................          411
     78,549        * IVAX CORP ....................................        3,260
  1,339,222          JOHNSON & JOHNSON CO .........................      136,433
     45,175          JONES PHARMACEUTICAL, INC ....................        1,804
     36,584        * KING PHARMACEUTICALS, INC ....................        1,605
      8,050        * KV PHARMACEUTICAL CO (CLASS B) ...............          219
     41,640        * LIGAND PHARMACEUTICALS CO (CLASS A) ..........          549
  1,833,662          LILLY (ELI) & CO .............................      183,137
         66          LYONDELL CHEMICAL CO .........................            1
     13,500        * MACROCHEM CORP (DELAWARE) ....................           65
         50        * MATRIX PHARMACEUTICALS, INC ..................            1
    102,694          MCKESSON HBOC, INC ...........................        2,150
     23,500        * MEDICIS PHARMACEUTICAL CORP (CLASS A) ........        1,340
    151,525        * MEDIMMUNE, INC ...............................       11,213
  4,275,615          MERCK & CO, INC ..............................      327,619
     75,400        * MILLENNIUM PHARMACEUTICALS, INC ..............        8,435
     88,829          MYLAN LABORATORIES, INC ......................        1,621
     11,600          NATURES SUNSHINE PRODUCTS, INC ...............           81
      3,400        * NCS HEALTHCARE, INC (CLASS A) ................            3
         80        * NOVEN PHARMACEUTICALS, INC ...................            2
     34,600        * NU SKIN ENTERPRISES, INC (CLASS A) ...........          199
     33,100          OMNICARE, INC ................................          300
     26,800        * ORGANOGENESIS, INC ...........................          307
     10,500        * PATHOGENESIS CORP ............................          273
 10,363,494          PFIZER, INC ..................................      497,448
     13,900        * PHARMACEUTICAL RESOURCES, INC ................           73
     12,900        * PHARMACYCLICS, INC ...........................          787
      3,150        * PRIORITY HEALTHCARE CORP (CLASS B) ...........          234
      6,300        * PROTEIN DESIGN LABORATORIES, INC .............        1,039
      8,000        * SAFESCIENCE, INC .............................           42
     12,200        * SANGSTAT MEDICAL CORP ........................          352
      6,300        * SCHEIN PHARMACEUTICAL, INC ...................          136
  3,700,432          SCHERING-PLOUGH CORP .........................      186,872
     60,000        * SEPRACOR, INC ................................        7,238
         50        * SEROLOGICALS CORP ............................            0
         93        * SHIRE PHARMACEUTICALS GROUP PLC ADR ..........            5
     13,878        * SICOR, INC ...................................          111
     18,500        * SUPERGEN, INC ................................          671
      7,700        * SYNCOR INTERNATIONAL CORP ....................          554
     16,400        * TECHNE CORP ..................................        2,132
     18,100        * THERAGENICS CORP .............................          155
     16,000        * TRANSKARYOTIC THERAPIES, INC .................          588
     25,600        * TRIANGLE PHARMACEUTICALS, INC ................          232
     19,766        * VENTIV HEALTH, INC ...........................          220
      2,740        * VERTEX PHARMACEUTICALS, INC ..................          289
     15,600        * VICAL, INC ...................................          300
    830,130          WALGREEN CO ..................................       26,720
     73,500        * WATSON PHARMACEUTICALS, INC ..................        3,951
        300          WEST PHARMACEUTICAL SERVICES, INC ............            6
         38        * ZILA, INC ....................................            0
                                                                      ----------
                                                                       2,320,379
                                                                      ----------
  MEDICAL EQUIPMENT AND SUPPLIES--1.54%
     17,800        * ACUSON CORP ..................................          240
     14,900        * AFFYMETRIX, INC ..............................        2,460
    401,163        * AGILENT TECHNOLOGIES, INC ....................       29,586
     18,000        * ALARIS MEDICAL, INC ..........................           32
      5,400        * APPLIED ANALYTICAL INDUSTRIES, INC ...........           52
      7,540          ARROW INTERNATIONAL, INC .....................          253
     25,500          BAUSCH & LOMB, INC ...........................        1,973
     54,524          BAXTER INTERNATIONAL, INC ....................        3,834
        200        * BAXTER INTERNATIONAL, INC RTS ................            0
     25,500          BECKMAN COULTER, INC .........................        1,489
    141,484          BECTON DICKINSON & CO ........................        4,059
     85,500          BIOMET, INC ..................................        3,286
    220,100        * BOSTON SCIENTIFIC CORP .......................        4,828
      5,600        * BRITESMILE, INC ..............................           25
      4,600        * CLOSURE MEDICAL CORP .........................          106
         20        * CNS, INC .....................................            0
     29,300        * COGNEX CORP ..................................        1,516
      2,500          COHU, INC ....................................           67
     11,200        * CONMED CORP ..................................          290
      9,000          COOPER COS, INC ..............................          327
        297       b* CPX CORP .....................................            0
     35,000        * CREDENCE SYSTEMS CORP ........................        1,932
     13,600        * CYBERONICS, INC ..............................          163
     29,900        * CYTYC CORP ...................................        1,596
      1,300          DATASCOPE CORP ...............................           47
      3,600          DENTSPLY INTERNATIONAL, INC ..................          111
     17,000        * DIONEX CORP ..................................          455
         58        * DYNATECH CORP ................................            1
     14,600        * ECLIPSE SURGICAL TECHNOLOGY, INC .............           64
     34,584        * EDWARDS LIFESCIENCES CORP ....................          640
     18,100        * ENZO BIOCHEMICAL, INC ........................        1,249
         10          FRESENIUS MEDICAL CARE AG. ADR ...............            0
     20,122        * GENRAD, INC ..................................          181
      7,000        * GLIATECH, INC ................................          142
    575,218        * GUIDANT CORP .................................       28,473
     12,700        * HAEMONETICS CORP .............................          267
      9,900        * HANGER ORTHOPEDIC GROUP, INC .................           49
      6,800        * IMPATH, INC ..................................          369
      2,700          INVACARE CORP ................................           71
     96,600        * KLA-TENCOR CORP ..............................        5,657
        100        * LABORATORY CORP OF AMERICA HOLDINGS ..........            8
     37,800        * LTX CORP .....................................        1,321
     18,300        * MECHANICAL TECHNOLOGY, INC ...................          275
     30,812        * MEDICAL MANAGER CORP .........................        1,050
  2,300,273          MEDTRONIC, INC ...............................      114,582
     13,700          MENTOR CORP ..................................          372
     30,909        * METTLER-TOLEDO INTERNATIONAL, INC ............        1,236
     37,600          MILLIPORE CORP ...............................        2,834
     17,000        * MINIMED, INC .................................        2,006
      5,200        * MKS INSTRUMENTS, INC .........................          203
      9,000        * MOLECULAR DEVICES CORP .......................          623
     11,300        * NOVOSTE CORP .................................          689

                        SEE NOTES TO FINANCIAL STATEMENTS

72  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  MEDICAL EQUIPMENT AND SUPPLIES--(Continued)
     16,600        * OCULAR SCIENCES, INC .........................   $      195
     10,300        * OSTEOTECH, INC ...............................          108
    171,600          PE CORP-PE BIOSYSTEMS GROUP ..................       11,304
     14,700          PERKINELMER, INC .............................          972
     23,600        * RESMED, INC ..................................          631
     22,900        * RESPIRONICS, INC .............................          412
         50        * ROBOTIC VISION SYSTEMS, INC ..................            1
      4,000       b* SABRATEK CORP ................................            1
     11,300        * SCOTT TECHNOLOGIES, INC ......................          194
         83        * SONOSITE, INC ................................            2
     19,151        * ST. JUDE MEDICAL, INC ........................          879
     51,100        * STERIS CORP ..................................          454
    117,678        * STRYKER CORP .................................        5,148
     36,700        * SUMMIT TECHNOLOGY, INC .......................          693
     37,000        * SUNRISE TECHNOLOGIES INTERNATIONAL, INC ......          370
     83,575        * SYBRON INTERNATIONAL CORP ....................        1,656
      3,033          TELEFLEX, INC ................................          108
    123,700        * TERADYNE, INC ................................        9,092
     10,700        * THERMO CARDIOSYSTEMS, INC ....................          107
     11,400        * THERMO ELECTRON CORP .........................          240
     10,800        * THERMO INSTRUMENT SYSTEMS, INC ...............          203
        300        * UROMED CORP ..................................            1
     19,400        * VARIAN, INC ..................................          895
     10,700        * VEECO INSTRUMENTS, INC .......................          784
     10,900        * VENTANA MEDICAL SYSTEMS, INC .................          256
     44,300        * VISX, INC ....................................        1,243
      2,200          VITAL SIGNS, INC .............................           40
     51,900        * WATERS CORP ..................................        6,478
     14,800        * WESLEY JESSEN VISIONCARE, INC ................          556
                                                                      ----------
                                                                         264,112
                                                                      ----------
  MEDICAL FACILITIES MANAGEMENT--0.27%
      2,700        * ACCREDO HEALTH, INC ..........................           93
     15,000        * ADVANCE PARADIGM, INC ........................          308
     11,000        * ALTERRA HEALTHCARE CORP ......................           22
     57,720        * AMERICAN HOMEPATIENT, INC ....................           20
      8,300        * AMERICAN RETIREMENT CORP .....................           46
      8,700        * AMERIPATH, INC ...............................           77
     15,323        * CAREMATRIX CORP ..............................            8
      4,800        * COVENTRY HEALTH CARE, INC ....................           64
     16,800        * EXPRESS SCRIPTS, INC .........................        1,044
      2,475       b* FPA MEDICAL MANAGEMENT, INC ..................            0
         76       b* GENESIS HEALTH VENTURES, INC .................            0
    181,400        * HEALTH MANAGEMENT ASSOCIATES, INC
                     (CLASS A)(NEW) ...............................        2,370
     35,573        * HEALTHSOUTH CORP .............................          256
     52,300          HOOPER HOLMES, INC ...........................          418
     19,400        * LASER VISION CENTERS, INC ....................          120
     23,253        * LCA-VISION, INC ..............................           57
     15,904        * LIFEPOINT HOSPITALS, INC .....................          354
     14,780        * LINCARE HOLDINGS, INC ........................          364
      9,500        * MANOR CARE, INC ..............................           67
     32,800        * ORTHODONTIC CENTERS OF AMERICA, INC ..........          742
      6,876        * PEDIATRIX MEDICAL GROUP, INC .................           80
     43,050        * PHYCOR, INC ..................................           27
      1,639       b* PHYSICIANS RESOURCE GROUP, INC ...............            0
     10,900        * PROVINCE HEALTHCARE CO .......................          394
         90        * QUORUM HEALTH GROUP, INC .....................            1
     36,150        * RENAL CARE GROUP, INC ........................          884
     14,300        * RES-CARE, INC ................................           77
        100       b* SUN HEALTHCARE GROUP, INC ....................            0
     14,100        * SUNRISE ASSISTED LIVING, INC .................          261
  1,355,800          TENET HEALTHCARE CORP ........................       36,607
     60,700        * TOTAL RENAL CARE HOLDINGS, INC ...............          364
     16,204        * TRIAD HOSPITALS, INC .........................          392
      4,800        * UNIVERSAL HEALTH SERVICES, INC ...............          314
     26,336        * US ONCOLOGY, INC .............................          132
        242       b* VENCOR, INC ..................................            0
                                                                      ----------
                                                                          45,963
                                                                      ----------
                     TOTAL HEALTH .................................    2,630,454
                                                                      ----------
INDUSTRIAL MACHINERY--8.76%
  ELECTRICAL--4.83%
        200        * ADVANCED LIGHTING TECHNOLOGIES, INC ..........            4
     29,100          AMETEK, INC ..................................          509
      9,400        * ANICOM, INC ..................................           35
         56        * ANIXTER INTERNATIONAL, INC ...................            1
     13,400        * ARGUSS COMMUNICATIONS, INC ...................          253
     17,700          BALDOR ELECTRIC CO ...........................          330
      8,500          BARNES GROUP, INC ............................          139
     21,589        * BRIGHTPOINT, INC .............................          187
     23,806          C&D TECHNOLOGIES, INC ........................        1,345
     24,256        * CELLSTAR CORP ................................           67
     18,000        * ELECTRO SCIENTIFIC INDUSTRIES, INC ...........          793
     13,004        * ENERGIZER HOLDINGS, INC ......................          237
        600        * FIREARMS TRAINING SYSTEMS, INC ...............            0
      2,600          FRANKLIN ELECTRIC CO, INC ....................          176
 15,532,107          GENERAL ELECTRIC CO ..........................      823,202
        400        * HMT TECHNOLOGY CORP ..........................            1
      2,700        * KENT ELECTRONICS CORP ........................           80
     13,750        * KOMAG, INC ...................................           24
     10,700        * LITTELFUSE, INC ..............................          524
      6,800          LSI INDUSTRIES, INC ..........................          103
         78        * MAGNETEK, INC ................................            1
     21,400        * RAYOVAC CORP .................................          479
     14,100          SLI, INC .....................................          171
     15,000        * VICOR CORP ...................................          522
      8,900        * WESCO INTERNATIONAL, INC .....................           85
         80        * ZOLTEK COS, INC ..............................            1
                                                                      ----------
                                                                         829,269
                                                                      ----------
  OTHER INDUSTRIAL EQUIPMENT--3.93%
      5,300        * A.S.V., INC ..................................           76
        530          ALLIED PRODUCTS CORP .........................            1
    661,090        * APPLIED MATERIALS, INC .......................       59,911
     33,700          APPLIED POWER, INC (CLASS A) .................        1,129
     16,700        * ASTEC INDUSTRIES, INC ........................          424
     18,300        * ASYST TECHNOLOGIES, INC ......................          627
     17,600        * ATMI, INC ....................................          818
      8,000        * AVIATION SALES CO ............................           50
     14,902          BAKER HUGHES, INC ............................          477
     70,400          BLACK & DECKER CORP ..........................        2,768
      9,800          CMI CORP (CLASS A) ...........................           34
      2,400          COLUMBUS MCKINNON CORP .......................           33
      3,015        * COOPER CAMERON CORP ..........................          199
      6,900        * CUNO, INC ....................................          160
     15,157          DONALDSON CO, INC ............................          299
      6,900        * DRIL-QUIP, INC ...............................          323
      1,600        * ELECTROGLAS, INC .............................           34
      5,800          FEDDERS CORP .................................           34
        100          FLOWSERVE CORP ...............................            2
      6,900        * FSI INTERNATIONAL, INC .......................          150
     10,773          GRACO, INC ...................................          350
     10,800        * GRANT PRIDECO, INC ...........................          270
      7,700          IDEX CORP ....................................          243
     29,676          JLG INDUSTRIES, INC ..........................          352
      1,900        * JLK DIRECT DISTRIBUTION, INC (CLASS A) .......           10
      9,000          KAYDON CORP ..................................          189
         52          KENNAMETAL, INC ..............................            1
      1,600        * KULICHE & SOFFA INDUSTRIES, INC ..............           95
     76,412        * LAM RESEARCH CORP ............................        2,865
      6,700          LINCOLN ELECTRIC HOLDINGS CO .................           95
      6,900          LINDSAY MANUFACTURING CO .....................          135

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  73

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  OTHER INDUSTRIAL EQUIPMENT--(Continued)
     16,672          MANITOWOC CO, INC ............................   $      446
     21,300        * MSC INDUSTRIAL DIRECT CO (CLASS A) ...........          446
      5,500          NORDSON CORP .................................          278
  1,851,662        * NOVELLUS SYSTEMS, INC ........................      104,735
     19,800        * PRESSTEK, INC ................................          323
     16,100        * PRI AUTOMATION, INC ..........................        1,053
         53          ROBBINS & MYERS, INC .........................            1
     24,045          ROPER INDUSTRIES, INC ........................          616
     11,700          SAUER-DANFOSS, INC ...........................          116
      2,800        * SILICON VALLEY GROUP, INC ....................           72
     13,900        * SMITH INTERNATIONAL, INC .....................        1,012
      8,700        * SPECIALTY EQUIPMENT COS, INC .................          236
      7,600        * SPEEDFAM-IPEC, INC ...........................          138
      4,400          STANDEX INTERNATIONAL CORP ...................           70
      9,300          TENNANT CO ...................................          349
     14,600        * TEREX CORP ...................................          206
      5,900        * THERMO FIBERTEK, INC .........................           28
 10,394,425          TYCO INTERNATIONAL LTD .......................      492,436
      9,000        * ULTRATECH STEPPER, INC .......................          134
         30          YORK INTERNATIONAL CORP ......................            1
                                                                      ----------
                                                                         674,850
                                                                      ----------
                     TOTAL INDUSTRIAL MACHINERY ...................    1,504,119
                                                                      ----------
MEDIA AND LEISURE--5.52%
  BROADCASTING--4.34%
     37,100        * ADELPHIA COMMUNICATIONS CORP (CLASS A) .......        1,739
     18,700        * AMC ENTERTAINMENT, INC .......................           91
    770,900        * AMFM, INC ....................................       53,192
     69,296        * CABLEVISION SYSTEMS CORP (CLASS A) ...........        4,703
     21,600        * CITADEL COMMUNICATIONS CORP ..................          755
    183,624        * CLEAR CHANNEL COMMUNICATIONS, INC ............       13,772
      5,000        * CLEAR CHANNELCOMMUNICATIONS, INC
                     WTS 09/18/01 .................................           59
     18,400        * COMCAST CORP (CLASS A) .......................          715
    623,406        * COMCAST CORP (CLASS A) SPECIAL ...............       25,248
     54,669        * COX COMMUNICATIONS, INC (CLASS A) ............        2,491
     20,300        * COX RADIO, INC (CLASS A) .....................          568
     23,900        * CUMULUS MEDIA, INC ...........................          218
  2,421,647          DISNEY (WALT) CO .............................       93,990
     37,400        * EMMIS COMMUNICATIONS (CLASS A) ...............        1,547
     17,000        * ENTERCOM COMMUNICATIONS CORP .................          829
    109,900        * FOX ENTERTAINMENT GROUP, INC .................        3,338
      8,600        * HEARST-ARGYLE TELEVISION, INC ................          168
     68,600        * HISPANIC BROADCASTING CORP ...................        2,272
     23,900        * HOLLYWOOD ENTERTAINMENT CORP .................          188
  1,296,425        * INFINITY BROADCASTING CORP (CLASS A) .........       47,238
      4,300        * ON COMMAND CORP ..............................           61
         80        * PAC-WEST TELECOMM, INC .......................            2
     15,987        * PANAMSAT CORP ................................          698
     23,500        * PAXSON COMMUNICATIONS CORP ...................          188
     17,700        * PEGASUS COMMUNICATIONS CORP ..................          868
      9,100        * PIXAR, INC ...................................          321
     35,400        * PRICE COMMUNICATIONS CORP ....................          834
      7,800        * RADIO ONE, INC ...............................          231
     15,000        * RADIO ONE, INC (CLASS D) .....................          331
      5,475        * SAGA COMMUNICATIONS, INC (CLASS A) ...........          120
      1,500        * SINCLAIR BROADCASTING GROUP, INC (CLASS A ) ..           17
     19,100        * SIRIUS SATELLITE RADIO, INC ..................          846
         60        * TCI SATELLITE ENTERTAINMENT (CLASS A) ........            1
  2,013,440          TIME WARNER, INC .............................      153,021
  5,039,000          TOEI CO LTD ..................................       36,909
     30,000        * TV GUIDE, INC ................................        1,028
     11,234        * U.S.A. NETWORKS, INC .........................          243
      4,500          UNITED TELEVISION, INC .......................          579
     52,600        * UNITEDGLOBALCOM, INC (CLASS A) ...............        2,459
     65,300        * UNIVISION COMMUNICATIONS, INC ................        6,759
      9,400        * VALLEY MEDIA, INC ............................           33
     24,392        * VIACOM, INC (CLASS A) ........................        1,668
  4,178,640        * VIACOM, INC (CLASS B) ........................      284,931
     21,495        * WAVO CORP ....................................           16
      5,100        * YOUNG BROADCASTING, INC (CLASS A) ............          131
                                                                      ----------
                                                                         745,416
                                                                      ----------
  LODGING/GAMING/RECREATION--1.10%
      5,295        * ANCHOR GAMING CO .............................          254
     14,300        * ARGOSY GAMING CORP ...........................          206
     23,800        * BALLY TOTAL FITNESS HOLDINGS CORP ............          604
      6,700        * CHAMPIONSHIP AUTO RACING TEAMS, INC ..........          171
     40,778        * CHOICE HOTELS INTERNATIONAL, INC .............          405
      5,600        * CHURCHILL DOWNS, INC .........................          131
      5,800        * CRESTLINE CAPITAL CORP .......................           99
      8,600          DOVER DOWNS ENTERTAINMENT, INC ...............          120
     26,000        * EXTENDED STAY AMERICA, INC ...................          241
      4,200       b* FAMILY GOLF CENTERS, INC .....................            1
    122,759          HILTON HOTELS CORP ...........................        1,151
     21,100          INTERNATIONAL SPEEDWAY CORP (CLASS A ) .......          873
          2        * INTERSTATE HOTELS CORP .......................            0
      5,500        * MALIBU ENTERTAINMENT WORLDWIDE, INC ..........            1
     64,700          MARRIOTT INTERNATIONAL, INC (CLASS A) ........        2,333
      4,662          MGM GRAND, INC ...............................          150
        100        * PENN NATIONAL GAMING, INC ....................            1
      2,600        * PINNACLE ENTERTAINMENT, INC ..................           51
  2,200,075        * SFX ENTERTAINMENT, INC (CLASS A) .............       99,691
  3,452,014        * SIX FLAGS, INC ...............................       78,533
     10,000        * SPEEDWAY MOTORSPORTS, INC ....................          230
     22,900          STARWOOD HOTELS & RESORTS WORLDWIDE ..........          746
     17,200        * STATION CASINOS, INC .........................          430
      4,486        * STEINWAY MUSICAL INSTRUMENTS, INC ............           74
        136        * SUNBURST HOSPITALITY CORP ....................            1
     21,600       b* SUNTERRA CORP ................................            5
      2,500        * TRENDWEST RESORTS, INC .......................           40
      8,600        * U.S. FRANCHISE SYSTEMS, INC (CLASS A) ........           41
      3,200        * VAIL RESORTS, INC ............................           52
     55,000        * WESTWOOD ONE, INC ............................        1,877
         62        * WYNDHAM INTERNATIONAL, INC ...................            0
                                                                      ----------
                                                                         188,512
                                                                      ----------
  PUBLISHING--0.08%
     25,312          CENTRAL NEWSPAPERS, INC (CLASS A) ............        1,601
      8,620        * CONSOLIDATED GRAPHICS, INC ...................           81
          6          DELUXE CORP ..................................            0
     24,900          DOW JONES & CO, INC ..........................        1,824
      9,140          HARLAND (JOHN H.) CO .........................          137
      7,900          HARTE-HANKS, INC .............................          198
      8,600          HOUGHTON MIFFLIN CO ..........................          402
      2,200        * IDG BOOKS WORLDWIDE, INC .....................           20
      4,200        * INFORMATION HOLDINGS, INC ....................          155
     22,400        * JOURNAL REGISTER CO ..........................          409
     34,356          LEE ENTERPRISES, INC .........................          801
     14,200          MCGRAW HILL COS, INC .........................          767
      2,486          MEDIA GENERAL, INC (CLASS A) .................          121
     11,800          MEREDITH CORP ................................          398
      9,300          NEW ENGLAND BUSINESS SERVICES, INC ...........          151
         25        * PAXAR CORP ...................................            0
     17,300          PENTON MEDIA, INC ............................          606
     16,300        * PLAYBOY ENTERPRISES, INC (CLASS B) ...........          210
     51,839        * PRIMEDIA, INC ................................        1,179
     19,800        * R.H. DONNELLEY CORP ..........................          384
     34,256          READER'S DIGEST ASSOCIATION, INC (CLASS A)
                     (NON-VOTE) ...................................        1,362
      1,900          SCHAWK, INC (CLASS A) ........................           18
      2,200        * SCHOLASTIC CORP ..............................          134
         21          STANDARD REGISTER, INC .......................            0
        100          THOMAS NELSON, INC ...........................            1
     14,250          TIMES MIRROR CO SERIES A .....................        1,292

                       SEE NOTES TO FINANCIAL STATEMENTS

74  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  PUBLISHING--(Continued)
     34,400        * TOPPS, INC ...................................   $      396
         18          TRIBUNE CO ...................................            1
         68          WALLACE COMPUTER SERVICES, INC ...............            1
     37,400          WILEY (JOHN) & SONS, INC (CLASS A) ...........          842
         77        * WORKFLOW MANAGEMENT, INC .....................            1
                                                                      ----------
                                                                          13,492
                                                                      ----------
                     TOTAL MEDIA AND LEISURE ......................      947,420
                                                                      ----------
RETAIL AND WHOLESALE--1.73%
  GENERAL MERCHANDISE STORES--1.73%
      9,633        * 99 CENTS ONLY STORES .........................          384
     10,700        * ACTION PERFORMANCE COS, INC ..................           78
    151,192        * AMAZON.COM, INC ..............................        5,490
     18,100        * AMES DEPARTMENT STORES, INC ..................          140
     24,200        * BARNES & NOBLE, INC ..........................          538
     13,900        * BARNESANDNOBLE.COM, INC ......................           91
        200        * BARNETT, INC .................................            2
     12,100        * BJ'S WHOLESALE CLUB, INC .....................          399
     34,060          BLYTH, INC ...................................        1,005
     35,200        * BORDERS GROUP, INC ...........................          548
     16,000        * BOYDS COLLECTION LTD .........................          136
     19,300          BRADY CORP (CLASS A) .........................          627
     23,500          CALLAWAY GOLF CO .............................          383
     39,741          CASEY'S GENERAL STORES, INC ..................          412
     40,420        * CDW COMPUTER CENTERS, INC ....................        2,526
      4,300        * COLDWATER CREEK, INC .........................          130
     37,600        * CONSOLIDATED STORES CORP .....................          451
     16,200        * COST PLUS, INC ...............................          465
    298,000        * COSTCO WHOLESALE CORP ........................        9,834
      2,500        * DELIA*S, INC .................................            6
      4,700        * DIRECT FOCUS, INC ............................          230
    142,656          DOLLAR GENERAL CORP ..........................        2,782
     84,125        * DOLLAR TREE STORES, INC ......................        3,328
     17,000        * E4L, INC .....................................           14
     20,404        * EGGHEAD.COM, INC .............................           60
      6,600          ENESCO GROUP, INC ............................           31
      5,000        * ETOYS, INC ...................................           32
      9,900        * FACTORY 2-U STORES, INC ......................          374
    117,800          FAMILY DOLLAR STORES, INC ....................        2,304
     22,170          FASTENAL CO ..................................        1,122
      1,600        * FATBRAIN.COM, INC ............................           11
         12        * FEDERATED DEPARTMENT STORES, INC .............            0
      2,300        * GENESIS DIRECT, INC ..........................            0
     41,700        * HA-LO INDUSTRIES, INC ........................          235
     93,700        * HANOVER DIRECT, INC ..........................          146
         30          HARCOURT GENERAL, INC ........................            2
     17,900        * IDENTIX, INC .................................          281
     17,109        * INSIGHT ENTERPRISES, INC .....................        1,015
      4,999        * INTERNATIONAL GAME TECHNOLOGY CO .............          132
      5,082        * ITURF, INC ...................................           15
     11,750        * JAKKS PACIFIC, INC ...........................          173
      3,800       b* JUMBOSPORTS, INC .............................            0
    244,602        * KOHLS CORP ...................................       13,606
      8,900        * LANDS END, INC ...............................          297
         98        * LYDALL, INC ..................................            1
        368        * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 ....            0
        623        * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ....            1
    129,873          MATTEL, INC ..................................        1,713
     13,600        * MICHAELS STORES, INC .........................          623
     15,700        * NAVARRE CORP .................................           21
     20,932        * NEIMAN MARCUS GROUP, INC (CLASS A) ...........          619
          9        * NEIMAN MARCUS GROUP, INC (CLASS B) ...........            0
    194,081        * OFFICE DEPOT, INC ............................        1,213
     17,000        * OFFICEMAX, INC ...............................           85
      6,600        * PC CONNECTION, INC ...........................          376
     86,640        * PETSMART, INC ................................          292
      1,100        * RACING CHAMPIONS CORP ........................            2
     36,557        * SAKS, INC ....................................          384
     18,500        * SCHEIN (HENRY), INC ..........................          319
     15,900        * SCP POOL CORP ................................          374
     20,800        * SHOP AT HOME, INC ............................           97
    375,765        * STAPLES, INC .................................        5,777
     29,550        * SUNGLASS HUT INTERNATIONAL, INC ..............          243
     10,085        * SYSTEMAX, INC ................................           39
    308,355          TARGET CORP ..................................       17,885
     45,500          TIFFANY & CO .................................        3,071
         85        * TOYS `R' US, INC .............................            1
      3,600        * TRACTOR SUPPLY CO ............................           60
      3,100        * TUESDAY MORNING CORP .........................           33
        158        * U.S. OFFICE PRODUCTS CO ......................            0
     31,100        * VALUEVISION INTERNATIONAL, INC ...............          746
  3,703,520          WAL-MART STORES, INC .........................      213,415
     13,550        * WHITEHALL JEWELLERS, INC .....................          252
     13,256        * WMS INDUSTRIES, INC ..........................          205
      4,230        * ZALE CORP ....................................          154
                                                                      ----------
                     TOTAL RETAIL AND WHOLESALE ...................      297,836
                                                                      ----------
TECHNOLOGY--32.95%
  COMMUNICATIONS EQUIPMENT--3.62%
      6,100        * ACT NETWORKS, INC ............................           93
     34,400        * ACTV, INC ....................................          514
     27,300        * ADAPTIVE BROADBAND CORP ......................        1,003
    277,893        * ADC TELECOMMUNICATIONS, INC ..................       23,308
     17,435        * ADTRAN, INC ..................................        1,044
     60,350        * ADVANCED FIBRE COMMUNICATIONS, INC ...........        2,735
  1,124,674        * AMERICAN TOWER SYSTEMS (CLASS A) .............       46,885
     20,700        * AMPEX CORP (CLASS A) .........................           35
     23,600        * ANCOR COMMUNICATIONS, INC ....................          844
     18,675        * ANDREW CORP ..................................          627
     21,800        * ANTEC CORP ...................................          906
     29,900        * ASPECT TELECOMMUNICATIONS CORP ...............        1,175
      9,400        * BROOKTROUT, INC ..............................          205
      7,600        * CARRIER ACCESS CORP ..........................          402
     27,500        * C-COR.NET CORP ...............................          743
     32,900       b* CELLNET DATA SYSTEMS, INC ....................            2
  1,383,600        * CIENA CORP ...................................      230,629
     32,133        * COMMSCOPE, INC ...............................        1,317
    117,022        * COMVERSE TECHNOLOGY, INC .....................       10,883
      6,300        * COPPER MOUNTAIN NETWORKS, INC ................          555
     55,900        * DIGITAL MICROWAVE CORP .......................        2,131
     75,600        * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .......        2,503
     48,100        * ELOT, INC ....................................           90
      4,300        * ESHARE COMMUNICATIONS, INC ...................           30
      9,900       b* GEOTEK COMMUNICATIONS, INC ...................            0
         50        * GLENAYRE TECHNOLOGIES, INC ...................            1
     13,900        * GLOBIX CORP ..................................          407
      5,500          HARMON INDUSTRIES, INC .......................           73
     46,446        * HARMONIC LIGHTWAVES, INC .....................        1,150
      4,100        * INET TECHNOLOGIES, INC .......................          222
     43,086        * INTERDIGITAL COMMUNICATIONS CORP .............          714
        824        * INTERLOGIX, INC ..............................           11
     16,300          INTER-TEL, INC ...............................          262
     24,700        * INTERVOICE-BRITE, INC ........................          162
     26,700        * L-3 COMMUNICATIONS HOLDINGS, INC .............        1,524
     11,300        * METRICOM, INC ................................          315
    660,255          MOTOROLA, INC ................................       19,189
  1,640,200          NOKIA OYJ ADR ................................       81,907
     42,000        * ONI SYSTEMS CORP .............................        4,923
     43,600        * P-COM, INC ...................................          248
     13,100        * PLANTRONICS, INC .............................        1,513
     18,800        * POLYCOM, INC .................................        1,769
     35,600        * POWERWAVE TECHNOLOGIES, INC ..................        1,566

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  75

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  COMMUNICATIONS EQUIPMENT--(Continued)
    936,900        * QUALCOMM, INC ................................   $   56,214
    116,900          SCIENTIFIC-ATLANTA, INC ......................        8,709
     10,400        * SCM MICROSYSTEMS, INC ........................          630
      7,900        * SENSORMATIC ELECTRONICS CORP .................          125
     12,517        * SONUS NETWORKS, INC ..........................        1,976
     52,556        * SYCAMORE NETWORKS, INC .......................        5,801
         20        * SYMMETRICOM, INC .............................            1
     23,200        * TEKELEC ......................................        1,118
  1,430,076        * TELLABS, INC .................................       97,871
     33,300        * TERAYON COMMUNICATION SYSTEMS, INC ...........        2,139
      9,700        * TUT SYSTEMS, INC .............................          557
     30,400        * WEBLINK WIRELESS, INC ........................          403
     13,865        * WESTELL TECHNOLOGIES, INC (CLASS A) ..........          208
     49,100        * WORLD ACCESS, INC ............................          543
     12,600        * YOUTHSTREAM MEDIA NETWORKS, INC ..............           75
     13,300        * ZIXIT CORP ...................................          613
                                                                      ----------
                                                                         621,598
                                                                      ----------
  COMPUTERS AND OFFICE EQUIPMENT--28.57%
    186,627        * 3COM CORP ....................................       10,754
     16,000        * 3DFX INTERACTIVE, INC ........................          125
      4,100        * ABOUT.COM, INC ...............................          129
     41,350        * ACCLAIM ENTERTAINMENT, INC ...................           59
     19,200        * ACTIVISION, INC ..............................          125
     21,300        * ACTUATE CORP .................................        1,137
     50,860        * ACXIOM CORP ..................................        1,386
     63,600        * ADAPTEC, INC .................................        1,447
     98,660          ADOBE SYSTEMS, INC ...........................       12,826
     42,000        * ADVANCED DIGITAL INFORMATION CORP ............          669
     12,400        * ADVANTAGE LEARNING SYSTEMS, INC ..............          191
     22,200        * ADVENT SOFTWARE, INC .........................        1,432
     28,527        * AFFILIATED COMPUTER SERVICES, INC (CLASS A) ..          943
     11,400        * ALLAIRE CORP .................................          419
  1,883,468        * AMERICA ONLINE, INC ..........................       99,353
     36,275        * AMERICAN MANAGEMENT SYSTEMS, INC .............        1,191
     17,600          ANALYSTS INTERNATIONAL CORP ..................          164
     15,400        * APEX, INC ....................................          674
     16,800        * APPLE COMPUTER, INC ..........................          880
      3,000        * APPLIEDTHEORY CORP ...........................           45
      7,500        * ASHTON TECHNOLOGY GROUP, INC .................           21
     13,600        * ASPEN TECHNOLOGY, INC ........................          524
        200        * AURA SYSTEMS, INC ............................            0
     17,000        * AUSPEX SYSTEMS, INC ..........................           84
      8,300        * AUTOBYTEL.COM, INC ...........................           51
     21,420          AUTODESK, INC ................................          743
    516,474          AUTOMATIC DATA PROCESSING, INC ...............       27,664
     28,880        * AVANT CORP ...................................          541
     29,000        * AVT CORP .....................................          214
     13,500        * AWARE, INC ...................................          690
     26,000        * AXENT TECHNOLOGIES, INC ......................          645
         67        * AZTEC TECHNOLOGY PARTNERS, INC ...............            0
     11,100        * BARRA, INC ...................................          550
    261,200        * BEA SYSTEMS, INC .............................       12,913
     18,164        * BELL & HOWELL CO .............................          440
     19,100        * BEYOND.COM CORP ..............................           26
     30,500        * BILLING CONCEPTS CORP ........................          135
     29,500        * BINDVIEW DEVELOPMENT CORP ....................          354
     24,850        * BISYS GROUP, INC .............................        1,528
     16,740        * BLACK BOX CORP ...............................        1,325
  1,979,923        * BMC SOFTWARE, INC ............................       72,236
      5,700        * BOTTOMLINE TECHNOLOGIES, INC .................          195
     14,800        * BRIO TECHNOLOGY, INC .........................          314
    146,800        * BROADVISION, INC .............................        7,459
      9,800        * BROCADE COMMUNICATIONS SYSTEMS, INC ..........        1,798
     22,400        * CABLETRON SYSTEMS, INC .......................          566
      9,300        * CACI INTERNATIONAL, INC (CLASS A) ............          181
    108,400        * CADENCE DESIGN SYSTEMS, INC ..................        2,209
      5,200        * CAIS INTERNET, INC ...........................           73
     41,500        * CAMBRIDGE TECHNOLOGY PARTNERS, INC ...........          362
     17,300        * CCC INFORMATION SERVICES GROUP, INC ..........          184
     31,700        * C-CUBE MICROSYSTEMS, INC (NEW) ...............          622
      1,344        * CENTENNIAL TECHNOLOGIES, INC .................           11
  1,775,800        * CERIDIAN CORP ................................       42,730
     22,300        * CERNER CORP ..................................          608
     36,216        * CIBER, INC ...................................          480
 15,205,316        * CISCO SYSTEMS, INC ...........................      966,488
    143,580        * CITRIX SYSTEMS, INC ..........................        2,719
     40,800        * CNET NETWORKS, INC ...........................        1,002
      4,900        * COGNIZANT TECHNOLOGY SOLUTIONS CORP ..........          163
     11,100          COMDISCO, INC ................................          248
  3,116,496          COMPAQ COMPUTER CORP .........................       79,665
     18,500        * COMPLETE BUSINESS SOLUTIONS, INC .............          325
    349,236          COMPUTER ASSOCIATES INTERNATIONAL, INC .......       17,877
     25,265        * COMPUTER HORIZONS CORP .......................          339
     18,700        * COMPUTER NETWORK TECHNOLOGY CORP .............          325
    114,418        * COMPUTER SCIENCES CORP .......................        8,546
     11,578          COMPUTER TASK GROUP, INC .....................           59
    257,140        * COMPUWARE CORP ...............................        2,668
      1,400          COMPX INTERNATIONAL, INC .....................           28
         45        * COMSHARE, INC ................................            0
     12,900        * CONCORD COMMUNICATIONS, INC ..................          514
     11,300        * CONCUR TECHNOLOGIES, INC .....................           47
     41,500        * CONCURRENT COMPUTER CORP .....................          545
      7,020        * CONVERGYS CORP ...............................          364
      4,900        * COSTAR GROUP, INC ............................          123
     13,000        * COTELLIGENT, INC .............................           74
     39,500        * CSG SYSTEMS INTERNATIONAL, INC ...............        2,214
     15,400        * CYBERCASH, INC ...............................           73
     12,750        * CYBEX COMPUTER PRODUCTS CORP .................          540
     25,000        * DATA BROADCASTING CORP .......................          158
     12,800        * DATASTREAM SYSTEMS, INC ......................          160
  4,965,862        * DELL COMPUTER CORP ...........................      244,879
        100        * DELTEK SYSTEMS, INC ..........................            1
     24,300        * DENDRITE INTERNATIONAL, INC ..................          809
     13,000        * DIGITAL RIVER, INC ...........................          100
     11,400        * DOCUMENTUM, INC ..............................        1,019
     21,500        * DSP GROUP, INC ...............................        1,204
      9,800        * DST SYSTEMS, INC .............................          746
     58,934        * EARTHLINK, INC ...............................          910
      5,100        * EARTHWEB, INC ................................           71
     15,245        * ECHELON CORP .................................          883
     28,900        * ECLIPSYS CORP ................................          217
      9,000        * EFAX.COM, INC ................................           11
     52,800        * ELECTRONIC ARTS, INC .........................        3,851
  1,003,600          ELECTRONIC DATA SYSTEMS CORP .................       41,399
     40,300        * ELECTRONICS FOR IMAGING, INC .................        1,020
     34,600        * ELOYALTY CORP ................................          441
  6,530,512        * EMC CORP .....................................      502,441
     29,600        * EMULEX CORP ..................................        1,944
      8,700        * ENGINEERING ANIMATION, INC ...................           81
     15,600        * ENTRUST TECHNOLOGIES, INC ....................        1,291
     31,900        * EPICOR SOFTWARE CORP .........................           80
     18,100        * EPRESENCE, INC ...............................          131
      9,150        * EXCALIBUR TECHNOLOGIES CORP ..................          365
     18,800        * EXCHANGE APPLICATIONS, INC ...................          501
    118,328        * EXCITE AT HOME ...............................        2,455
    147,200        * EXTREME NETWORKS, INC ........................       15,530
     15,796          FACTSET RESEARCH SYSTEMS, INC ................          446
     25,297        * FILENET CORP .................................          465
     75,661          FIRST DATA CORP ..............................        3,755
    100,712        * FISERV, INC ..................................        4,356
     19,472        * FISHER SCIENTIFIC INTERNATIONAL, INC .........          482

SEE NOTES TO FINANCIAL STATEMENTS

76  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  COMPUTERS AND OFFICE EQUIPMENT--(Continued)
    104,364        * FOUNDRY NETWORKS, INC ........................   $   11,480
         30        * FRONTLINE CAPITAL GROUP ......................            1
     11,334        * GARTNER GROUP, INC (CLASS B) .................          112
    125,700        * GATEWAY, INC .................................        7,133
      6,100          GERBER SCIENTIFIC, INC .......................           70
     11,300        * GLOBAL IMAGING SYSTEMS, INC ..................          119
     40,290        * GO.COM .......................................          481
     19,400        * GO2NET, INC ..................................          976
        300        * GRAHAM-FIELD HEALTH PRODUCTS, INC ............            0
      8,500        * GREAT PLAINS SOFTWARE, INC ...................          167
     13,900        * GTECH HOLDINGS CORP ..........................          315
     81,576        * HANDSPRING, INC ..............................        2,203
     40,224        * HEALTHEON/WEBMD CORP .........................          596
    947,426          HEWLETT-PACKARD CO ...........................      118,310
     20,140        * HNC SOFTWARE, INC ............................        1,244
     26,490        * HYPERION SOLUTIONS CORP ......................          859
     78,845        * I2 TECHNOLOGIES, INC .........................        8,221
     10,600        * IDX SYSTEMS CORP .............................          150
     27,767        * IGATE CAPITAL CORP ...........................          382
      3,400          IKON OFFICE SOLUTIONS, INC ...................           13
     15,400        * IMRGLOBAL CORP ...............................          201
    244,712          IMS HEALTH, INC ..............................        4,405
      1,800       b* INACOM CORP ..................................            0
        100        * INDUSTRI-MATEMATIK INTERNATIONAL CORP ........            1
     26,600        * INFOCURE CORP ................................          150
      2,400        * INFOCUS CORP .................................           77
      3,240        * INFOGRAMES, INC ..............................           26
     14,000        * INFORMATICA CORP .............................        1,147
    214,850        * INFORMIX CORP ................................        1,598
     94,800        * INFOSPACE.COM, INC ...........................        5,238
     19,300        * INFOUSA, INC .................................          125
     23,100        * INGRAM MICRO, INC (CLASS A) ..................          403
     63,400        * INKTOMI CORP .................................        7,497
      2,400        * INTERACT COMMERCE CORP .......................           28
  2,978,600          INTERNATIONAL BUSINESS MACHINES CORP .........      326,343
    112,585        * INTUIT, INC ..................................        4,658
    220,592        * IOMEGA CORP ..................................          882
     21,500        * ISS GROUP, INC ...............................        2,123
     12,600        * IVILLAGE, INC ................................          106
     23,900        * J.D. EDWARDS & CO ............................          360
     21,900          JACK HENRY & ASSOCIATES, INC .................        1,098
      7,650        * JDA SOFTWARE GROUP, INC ......................          147
      4,800        * JUNO ONLINE SERVICES, INC ....................           52
     45,200        * KEANE, INC ...................................          977
      9,300        * KRONOS, INC ..................................          242
     34,400        * LANIER WORLDWIDE, INC ........................           34
     27,200        * LEARN2.COM, INC ..............................           54
     70,860        * LEGATO SYSTEMS, INC ..........................        1,072
    106,402        * LEXMARK INTERNATIONAL, INC ...................        7,156
     19,900        * LHS GROUP, INC ...............................          687
     70,262        * LYCOS, INC ...................................        3,794
     34,800        * MACROMEDIA, INC ..............................        3,365
     23,900        * MACROVISION CORP .............................        1,528
      4,200        * MANHATTAN ASSOCIATES, INC ....................          105
      9,700        * MANUGISTICS GROUP, INC .......................          453
     12,500        * MAPICS, INC ..................................           72
      9,400        * MARIMBA, INC .................................          131
      2,400        * MARKETWATCH.COM, INC .........................           45
     54,400        * MAXTOR CORP ..................................          575
      6,300        * MCSI, INC ....................................          163
     17,100        * MEDICONSULT.COM, INC .........................           26
     28,400        * MEDQUIST, INC ................................          966
     19,600        * MENTOR GRAPHICS CORP .........................          390
         47        * MERANT PLC ADR ...............................            0
     14,300        * MERCATOR SOFTWARE, INC .......................          983
     16,300        * MERCURY COMPUTER SYSTEMS, INC ................          527
     65,100        * MERCURY INTERACTIVE CORP .....................        6,298
     10,000        * METRO INFORMATION SERVICES, INC ..............          100
     18,100        * MICROMUSE, INC ...............................        2,995
     23,400        * MICRON ELECTRONICS, INC ......................          293
     12,500        * MICROS SYSTEMS, INC ..........................          232
  8,341,479        * MICROSOFT CORP ...............................      667,318
     65,200       e* MICROSTRATEGY, INC ...........................        1,956
     19,900        * MIDWAY GAMES, INC ............................          160
     29,400        * MIPS TECHNOLOGIES, INC .......................        1,250
          1        * MOMENTUM BUSINESS APPLICATIONS, INC ..........            0
     25,400        * MTI TECHNOLOGY CORP ..........................          203
     11,600        * MULTEX.COM, INC ..............................          292
     26,300          NATIONAL COMPUTER SYSTEMS, INC ...............        1,295
     22,400          NATIONAL DATA CORP ...........................          515
     19,350        * NATIONAL INSTRUMENTS CORP ....................          844
     10,100        * NCO GROUP, INC ...............................          234
      4,700        * NEON SYSTEMS, INC ............................           88
      9,400        * NET PERCEPTIONS, INC .........................          149
      5,000        * NETOBJECTS, INC ..............................           46
      6,100        * NETOPIA, INC .................................          246
    224,500        * NETWORK APPLIANCE, INC .......................       18,072
      1,600        * NETWORK EQUIPMENT TECHNOLOGIES, INC ..........           16
      8,100        * NETWORK PERIPHERALS, INC .....................          136
     62,194        * NETWORKS ASSOCIATES, INC .....................        1,267
     20,500        * NEW ERA OF NETWORKS, INC .....................          871
    270,050        * NOVELL, INC ..................................        2,498
     11,100        * OMEGA RESEARCH, INC ..........................           33
     13,800        * ONEMAIN.COM, INC .............................          155
     16,300        * ONHEALTH NETWORK CO ..........................           38
      9,700        * ONYX SOFTWARE CORP ...........................          288
     28,600        * OPEN MARKET, INC .............................          395
  8,673,266        * ORACLE CORP ..................................      729,096
     12,371          OWENS & MINOR, INC ...........................          213
    226,234        * PARAMETRIC TECHNOLOGY CORP ...................        2,489
     18,700        * PATTERSON DENTAL CO ..........................          954
    270,782          PAYCHEX, INC .................................       11,373
      2,600        * PCORDER.COM, INC .............................           20
      3,700        * PEGASYSTEMS, INC .............................           19
    173,840        * PEOPLESOFT, INC ..............................        2,912
     23,266        * PER SE TECHNOLOGIES, INC .....................          218
     69,912        * PEREGRINE SYSTEMS, INC .......................        2,425
     41,700        * PEROT SYSTEMS CORP (CLASS A) .................          459
     12,200        * PERVASIVE SOFTWARE, INC ......................           69
      7,500        * PHOENIX TECHNOLOGIES LTD .....................          122
      2,400       f* PHYSICIAN COMPUTER NETWORK, INC ..............            0
    196,303          PITNEY BOWES, INC ............................        7,852
     27,355        * POLICY MANAGEMENT SYSTEMS CORP ...............          421
     10,400        * PORTAL SOFTWARE, INC .........................          664
     29,100        * PRICELINE.COM, INC ...........................        1,105
     31,572       f* PROCURENET, INC ..............................            5
     12,035        * PRODIGY COMMUNICATIONS CORP (CLASS A) ........          126
     25,500        * PROGRESS SOFTWARE CORP .......................          457
     10,400        * PROJECT SOFTWARE & DEVELOPMENT, INC ..........          187
     13,600        * PROXICOM, INC ................................          651
     10,100        * PROXIM, INC ..................................        1,000
     14,400        * PROXYMED, INC ................................           24
    116,086        * PSINET, INC ..................................        2,917
     49,725        * PSS WORLD MEDICAL, INC .......................          334
     14,500        * PUBLICARD, INC ...............................           48
      9,600        * QRS CORP .....................................          236
     15,300        * QUADRAMED CORP ...............................           38
     17,000        * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP .....          165
     40,350        * QUANTUM CORP-HARD DISK DRIVE GROUP ...........          446
     13,250        * RADIANT SYSTEMS, INC .........................          318
      7,900        * RADISYS CORP .................................          448

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  77

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  COMPUTERS AND OFFICE EQUIPMENT--(Continued)
         60        * RAMTRON INTERNATIONAL CORP ...................   $        1
     32,000        * RARE MEDIUM GROUP, INC .......................          588
     74,329        * RATIONAL SOFTWARE CORP .......................        6,908
     12,800        * RAZORFISH, INC ...............................          206
     54,900        * REALNETWORKS, INC ............................        2,776
     20,680        * REMEDY CORP ..................................        1,153
     30,000        * RSA SECURITY, INC ............................        2,078
    105,184          SABRE HOLDINGS CORP ..........................        2,998
     10,700        * SAFEGUARD SCIENTIFICS, INC ...................          343
     22,900        * SAGA SYSTEMS, INC ............................          285
     11,800        * SAGENT TECHNOLOGY, INC .......................          168
     10,100        * SANCHEZ COMPUTER ASSOCIATES, INC .............          240
     41,700        * SANDISK CORP .................................        2,552
     14,100        * SANTA CRUZ OPERATION, INC ....................           90
     22,300        * SAPIENT CORP .................................        2,385
      4,400        * SCIENT CORP ..................................          194
     54,379        * SEAGATE TECHNOLOGY, INC ......................        2,991
     30,100          SEI INVESTMENTS CO ...........................        1,198
     11,250        * SERENA SOFTWARE, INC .........................          511
     14,907          SHARED MEDICAL SYSTEMS CORP ..................        1,087
    624,496        * SIEBEL SYSTEMS, INC ..........................      102,144
     21,300        * SOFTNET SYSTEMS, INC .........................          205
      7,100        * SOURCE INFORMATION MANAGEMENT CO .............          108
     10,100        * SOURCE MEDIA, INC ............................           39
     14,400        * SPORTSLINE.COM, INC ..........................          246
      6,200        * SPSS, INC ....................................          181
     13,300        * SPYGLASS, INC ................................          416
      9,500        * SS&C TECHNOLOGIES, INC .......................           40
      3,800        * STARMEDIA NETWORK, INC .......................           72
     25,840        * STRUCTURAL DYNAMICS RESEARCH CORP ............          389
  3,222,920        * SUN MICROSYSTEMS, INC ........................      293,084
     92,900        * SUNGARD DATA SYSTEMS, INC ....................        2,880
      3,100        * SUNQUEST INFORMATION SYSTEMS, INC ............           33
     18,700        * SVI HOLDINGS, INC ............................           96
     10,800        * SYBASE, INC ..................................          248
     17,000        * SYKES ENTERPRISES, INC .......................          219
     38,743        * SYMANTEC CORP ................................        2,090
    112,347          SYMBOL TECHNOLOGIES, INC .....................        6,067
     47,702        * SYNOPSYS, INC ................................        1,649
      9,000        * SYNTEL, INC ..................................           90
     25,600        * SYSTEMS & COMPUTER TECHNOLOGY CORP ...........          512
        200        * TCSI CORP ....................................            0
     14,971        * TECH DATA CORP ...............................          652
     33,900        * TECHNOLOGY SOLUTIONS CO ......................          210
      3,400        * TENFOLD CORP .................................           56
      6,000        * THESTREET.COM, INC ...........................           35
     14,800        * THQ, INC .....................................          180
     11,600        * TICKETMASTER ONLINE-CITYSEARCH, INC ..........          185
     28,700          TOTAL SYSTEM SERVICES, INC ...................          456
     13,100        * TOWNE SERVICES, INC ..........................           12
     14,500        * TRACK DATA CORP ..............................           19
     26,220        * TRANSACTION SYSTEMS ARCHITECTS, INC ..........          449
     30,200        * TYLER TECHNOLOGIES, INC ......................           77
     93,641        * ULTICOM, INC .................................        2,249
      5,500        * UNIGRAPHICS SOLUTIONS, INC ...................          107
    256,300        * UNISYS CORP ..................................        3,732
     18,750        * USINTERNETWORKING, INC .......................          383
     56,100        * VERIO, INC ...................................        3,113
     96,987        * VERISIGN, INC ................................       17,118
  1,158,250        * VERITAS SOFTWARE CORP ........................      130,900
     25,400        * VERITY, INC ..................................          965
     68,800        * VIGNETTE CORP ................................        3,579
     20,000        * VISUAL NETWORKS, INC .........................          570
     25,100        * WAVE SYSTEMS CORP (CLASS A) ..................          397
     10,800        * WEBTRENDS CORP ...............................          418
     56,400        * WESTERN DIGITAL CORP .........................          282
     47,331        * WIND RIVER SYSTEMS, INC ......................        1,793
     21,400        * XIRCOM, INC ..................................        1,017
    472,348        * YAHOO, INC ...................................       58,512
     19,000        * ZEBRA TECHNOLOGIES CORP ......................          842
        270        f ZEBRA TECHNOLOGIES CORP (CLASS B) ............           12
     10,600        * ZIFF-DAVIS, INC -ZDNET .......................           95
                                                                      ----------
                                                                       4,906,484
                                                                      ----------
  TECHNOLOGY--0.59%
    138,400        * BEST BUY CO, INC .............................        8,754
     13,177        * CDNOW, INC ...................................           41
    124,500          CIRCUIT CITY STORES-CIRCUIT CITY GROUP .......        4,132
      8,300        * CYBERIAN OUTPOST, INC ........................           40
      3,300        * ELECTRONICS BOUTIQUE HOLDINGS CORP ...........           54
     16,100        * GUITAR CENTER, INC ...........................          169
      4,100        * IDEAMALL, INC ................................           20
     10,800        * INTERTAN, INC ................................          127
     30,117        * MUSICLAND STORES CORP ........................          224
  1,836,616          RADIOSHACK CORP ..............................       87,010
     21,700        * TRANS WORLD ENTERTAINMENT CORP ...............          263
      9,700        * TWEETER HOME ENTERTAINMENT GROUP, INC ........          295
                                                                      ----------
                                                                         101,129
                                                                     -----------
  INSTRUMENTS AND RELATED PRODUCTS--0.17%
      8,500        * ANACOMP, INC .................................           26
     13,250        * AVID TECHNOLOGIES, INC .......................          159
        400        * CHYRON CORP ..................................            1
     23,600        * CYMER, INC ...................................        1,127
     31,600        * PINNACLE SYSTEMS, INC ........................          711
     17,400        * TRIMBLE NAVIGATION LTD .......................          849
  1,289,038          XEROX CORP ...................................       26,748
                                                                      ----------
                                                                          29,621
                                                                      ----------
                     TOTAL TECHNOLOGY .............................    5,658,832
                                                                      ----------
TRANSPORTATION--2.22%
  AEROSPACE AND DEFENSE--0.02%
      7,100        * ALLIANT TECHSYSTEMS, INC .....................          479
     40,059          GENERAL DYNAMICS CORP ........................        2,093
     22,200          NEWPORT NEWS SHIPBUILDING, INC ...............          816
     20,300        * ORBITAL SCIENCES CORP ........................          247
      4,700        * TELEDYNE TECHNOLOGIES, INC ...................           79
                                                                      ----------
                                                                           3,714
                                                                      ----------
  AIR TRANSPORTATION--0.62%
     35,900        * AIRTRAN HOLDINGS, INC ........................          149
      1,200        * AMTRAN, INC ..................................           15
      8,300        * ATLANTIC COAST AIRLINES HOLDINGS .............          264
     15,200        * ATLAS AIR, INC ...............................          545
     23,400        * BE AEROSPACE, INC ............................          161
     82,930          BOEING CO ....................................        3,468
     11,800        * EGL, INC .....................................          363
      5,500        * FRONTIER AIRLINES, INC .......................           79
      2,500          HEICO CORP ...................................           36
      3,300        * KELLSTROM INDUSTRIES, INC ....................           15
         50        * MESA AIR GROUP, INC ..........................            0
      7,600        * MESABA HOLDINGS, INC .........................           73
      6,255        * MIDWEST EXPRESS HOLDINGS, INC ................          134
     12,900          SKYWEST, INC .................................          478
      9,400          TEXTRON, INC .................................          511
      4,655        * TRIUMPH GROUP, INC ...........................          130
  1,690,753          UNITED TECHNOLOGIES CORP .....................       99,543
                                                                      ----------
                                                                         105,964
                                                                      ----------
AUTOS, TIRES AND RELATED PRODUCTS--1.29%
      6,100        * AFTERMARKET TECHNOLOGY CORP ..................           52
      2,500        * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC ..           35
    127,900        * AUTONATION, INC ..............................          903

                        SEE NOTES TO FINANCIAL STATEMENTS

78  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

AUTOS, TIRES AND RELATED PRODUCTS--(Continued)
      3,600        * AUTOWEB.COM, INC .............................   $        8
     35,342        * AUTOZONE, INC ................................          778
      6,381        * AVIS GROUP HOLDINGS, INC .....................          120
      9,200          CENTRAL PARKING CORP .........................          218
     28,800        * COPART, INC ..................................          461
     13,799        * CSK AUTO CORP ................................          104
     77,204          DANAHER CORP .................................        3,817
      4,700        * DELCO REMY INTERNATIONAL, INC (CLASS A) ......           39
      6,100        * DURA AUTOMOTIVE SYSTEMS, INC .................           66
     34,700          FEDERAL SIGNAL CORP ..........................          573
      4,000          FLEETWOOD ENTERPRISES, INC ...................           57
  1,047,500        * GENERAL MOTORS CORP (CLASS H) ................       91,918
      1,700          GENTEK, INC ..................................           19
     60,200        * GENTEX CORP ..................................        1,513
     12,800        * GROUP 1 AUTOMOTIVE, INC ......................          154
  1,793,820          HARLEY DAVIDSON, INC .........................       69,062
     14,500        * HAYES LEMMERZ INTERNATIONAL, INC .............          175
      8,000          HERTZ CORP (CLASS A) .........................          225
  1,386,586          HONEYWELL INTERNATIONAL, INC .................       46,711
      7,200        * KEYSTONE AUTOMOTIVE INDUSTRIES, INC ..........           50
      6,800        * KROLL-OGARA CO ...............................           45
      3,000        * LITHIA MOTORS, INC (CLASS A) .................           40
      5,474          MASCOTECH, INC ...............................           59
     13,944          MERITOR AUTOMOTIVE, INC ......................          153
     12,066          MIDAS, INC ...................................          241
     13,200        * MILLER INDUSTRIES, INC .......................           24
      4,600          MODINE MANUFACTURING CO ......................          124
     12,300        * MONACO COACH CORP ............................          168
     10,100        * NATIONAL R.V. HOLDINGS, INC ..................          106
     25,900        * OREILLY AUTOMOTIVE, INC ......................          359
     10,100          OSHKOSH TRUCK CORP ...........................          361
     20,000        * SPX CORP .....................................        2,419
      3,624          THOR INDUSTRIES, INC .........................           76
     10,900          WINNEBAGO INDUSTRIES, INC ....................          142
      9,600          WYNNS INTERNATIONAL, INC .....................          218
                                                                      ----------
                                                                         221,593
                                                                      ----------
  RAILROADS--0.05%
        800          FLORIDA EAST COAST INDUSTRIES, INC ...........           32
     91,682          KANSAS CITY SOUTHERN INDUSTRIES, INC .........        8,131
      7,578          WABTEC CORP ..................................           79
      7,750        * WISCONSIN CENTRAL TRANSIT CORP ...............          101
                                                                      ----------
                                                                           8,343
                                                                      ----------
TRUCKING AND RELATED SERVICES--0.04%
        100        * AMBASSADORS INTERNATIONAL, INC ...............            2
     13,900        * AMERICAN FREIGHTWAYS CORP ....................          202
     30,900          C.H. ROBINSON WORLDWIDE, INC .................        1,530
      5,100        * CAREY INTERNATIONAL, INC .....................           71
      6,900        * CHEAP TICKETS, INC ...........................           83
      2,000        * COVENANT TRANSPORT, INC (CLASS A) ............           16
        500        * DISPATCH MANAGEMENT SERVICES CORP ............            1
     39,000          EXPEDITORS INTERNATIONAL OF WASHINGTON, INC ..        1,853
     11,200        * FORWARD AIR CORP .............................          448
     37,916          GALILEO INTERNATIONAL, INC ...................          791
      4,600        * HEARTLAND EXPRESS, INC .......................           77
     26,480        * IRON MOUNTAIN, INC ...........................          900
      3,000        * KNIGHT TRANSPORTATION, INC ...................           44
      3,800        * LANDSTAR SYSTEM, INC .........................          226
      2,900        * M.S. CARRIERS, INC ...........................           51
         83        * NAVIGANT INTERNATIONAL, INC ..................            1
     14,955          POLARIS INDUSTRIES, INC ......................          479
     27,975        * SWIFT TRANSPORTATION CO, INC .................          392
     14,300        * TRAVELOCITY.COM, INC .........................          234
                                                                      ----------
                                                                           7,401
                                                                      ----------
WATER TRANSPORTATION--0.20%
      9,200        * AMERICAN CLASSIC VOYAGES CO ..................          190
  1,695,976          CARNIVAL CORP (CLASS A) ......................       33,072
     16,200        * KIRBY CORP ...................................          344
         34        * TRICO MARINE SERVICES, INC ...................            0
                                                                      ----------
                                                                          33,606
                                                                      ----------
                     TOTAL TRANSPORTATION .........................      380,621
                                                                      ----------
UTILITIES--7.08%
  TELEPHONE--6.84%
     13,700        * ADELPHIA BUSINESS SOLUTIONS, INC .............          318
     20,400        * ADVANCED RADIO TELECOM CORP ..................          298
     88,900        * ALLEGIANCE TELECOM, INC ......................        5,690
     93,395          ALLTEL CORP ..................................        5,785
         66        * ARCH COMMUNICATIONS GROUP, INC ...............            0
        345        * ARCH COMMUNICATIONS GROUP, INC WTS 09/01/03 ..            0
         48          AT & T CORP ..................................            2
  7,051,214        * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A) ....      170,992
    909,149          BROADWING, INC ...............................       23,581
     26,500        * CAPROCK COMMUNICATIONS CORP ..................          517
     11,000          CFW COMMUNICATIONS CO ........................          413
     13,800        * COM21, INC ...................................          345
      7,733        * COMMONWEALTH TELEPHONE ENTERPRISES, INC ......          364
      6,100        * COMSAT CORP ..................................          143
     94,500        * COVAD COMMUNICATIONS GROUP, INC ..............        1,524
     41,300        * E.SPIRE COMMUNICATIONS, INC ..................          279
      6,700        * ELECTRIC LIGHTWAVE, INC (CLASS A) ............          125
  6,281,400          ERICSSON TELEFON (LM) SERIES B ADR ...........      125,628
    340,100        * EXODUS COMMUNICATIONS, INC ...................       15,666
     32,001        * GLOBAL CROSSING LTD ..........................          842
    160,200          GLOBAL TELESYSTEMS, INC ......................        1,932
     39,098        * ICG COMMUNICATIONS, INC ......................          863
     16,100        * IDT CORP .....................................          546
     39,900        * INTERMEDIA COMMUNICATIONS, INC ...............        1,187
     21,800        * INTERNATIONAL FIBERCOM, INC ..................          556
     10,900        * INTRAWARE, INC ...............................          175
     39,800        * ITC DELTACOM, INC ............................          888
      1,400        * LATITUDE COMMUNICATIONS, INC .................           16
      6,900        * LAUNCH MEDIA, INC ............................           64
     18,950        * LEAP WIRELESS INTERNATIONAL, INC .............          891
    236,700        * LEVEL 3 COMMUNICATIONS, INC ..................       20,830
     38,200        * LIBERTY DIGITAL, INC (CLASS A) ...............        1,146
  6,516,786          LUCENT TECHNOLOGIES, INC .....................      386,120
    334,100        * MCLEODUSA, INC (CLASS A) .....................        6,912
    104,964        * MEDIA ONE GROUP, INC .........................        6,993
    180,034        * METROMEDIA FIBER NETWORK, INC (CLASS A) ......        7,145
     21,900        * MGC COMMUNICATIONS, INC ......................        1,313
     13,600        * MOTIENT CORP .................................          213
  1,105,400        * NEXTEL COMMUNICATIONS, INC (CLASS A) .........       67,637
    175,788        * NEXTLINK COMMUNICATIONS, INC .................        6,669
      5,700          NORTH PITTSBURGH SYSTEMS, INC ................           84
      3,700        * NORTHEAST OPTIC NETWORK, INC .................          228
     10,800        * NORTHPOINT COMMUNICATIONS GROUP, INC .........          121
    113,394        * NTL, INC .....................................        6,789
     10,900        * PACIFIC GATEWAY EXCHANGE, INC ................           37
     68,100        * PAGING NETWORK, INC ..........................           49
     21,000        * POWERTEL, INC ................................        1,490
     23,100        * PRIMUS TELECOMMUNICATIONS GROUP, INC .........          575
     27,600        * PTEK HOLDINGS, INC ...........................           90
    100,936        * QWEST COMMUNICATIONS INTERNATIONAL, INC ......        5,015
    427,000        * RCN CORP .....................................       10,835
     46,400        * RHYTHMS NETCONNECTIONS, INC ..................          583
  1,608,095          SBC COMMUNICATIONS, INC ......................       69,550
         82        * SPECTRASITE HOLDINGS, INC ....................            2
     26,100        * SPRINT CORP (PCS GROUP) ......................        1,553
     29,800        * STAR TELECOMMUNICATIONS, INC .................           75
     29,200        * TALK.COM, INC ................................          170

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  79

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  SHARES                                                            VALUE (000)
-----------                                                         ----------

  TELEPHONE--(Continued)
     19,500        * TELIGENT, INC ................................   $      461
      8,100        * TIME WARNER TELECOM, INC .....................          521
      5,600        * U.S. CELLULAR CORP ...........................          353
      8,000        * U.S. LEC CORP (CLASS A) ......................          136
    180,700          U.S. WEST, INC ...............................       15,495
    900,090        * VIATEL, INC ..................................       25,709
     80,256        * VOICESTREAM WIRELESS CORP ....................        9,334
     37,300        * WESTERN WIRELESS CORP (CLASS A) ..............        2,033
     37,400        * WINSTAR COMMUNICATIONS, INC ..................        1,267
  3,426,080        * WORLDCOM, INC ................................      157,171
      7,600        * WORLDGATE COMMUNICATIONS, INC ................          135
     20,400        * WORLDPAGES.COM, INC ..........................          122
     12,000        * WORLDPORT COMMUNICATIONS, INC ................           29
                                                                      ----------
                                                                       1,174,620
                                                                      ----------
  ELECTRIC, GAS AND OTHER--0.24%
    239,436        * AES CORP .....................................       10,895
    109,430        * ALLIED WASTE INDUSTRIES, INC .................        1,094
     14,600          BLACK HILLS CORP .............................          329
        100        * CALIFORNIA WATER SERVICE GROUP ...............            2
     74,700        * CALPINE CORP .................................        4,912
     11,800        * CASELLA WASTE SYSTEMS, INC (CLASS A) .........          127
      6,045          DYNEGY, INC ..................................          413
      2,700          EASTERN ENTERPRISES CO .......................          170
      3,200          MDU RESOURCES GROUP, INC .....................           69
      7,200       b* MOLTEN METAL TECHNOLOGY, INC .................            0
     52,800        * NEWPARK RESOURCES, INC .......................          498
     10,600          OGDEN CORP ...................................           95
      1,600          OTTER TAIL POWER CO ..........................           34
      1,300          PHILADELPHIA SUBURBAN CORP ...................           27
     29,700        * REPUBLIC SERVICES, INC (CLASS A) .............          475
     11,655        * SOUTHERN UNION CO ............................          184
     10,400        * STERICYCLE, INC ..............................          250
     12,700        * WASTE CONNECTIONS, INC .......................          251
      2,200          WASTE INDUSTRIES, INC ........................           24
    496,944          WASTE MANAGEMENT, INC ........................        9,442
    270,730          WILLIAMS COS, INC ............................       11,285
                                                                      ----------
                                                                          40,576
                                                                      ----------
                     TOTAL UTILITIES ..............................    1,215,196
                                                                      ----------

                     TOTAL COMMON STOCK
                       (Cost $12,372,653) .........................   16,971,268
                                                                     -----------

  PRINCIPAL
 -----------

SHORT TERM INVESTMENTS--1.27%
  BANK NOTES--0.08%
                 BANK OF AMERICA
$13,000,000       d 6.440%, 10/12/00 ...........................          12,984
                                                                     -----------
  CERTIFICATES OF DEPOSIT--0.15%
                 ROYAL BANK OF CANADA
 26,000,000       d 6.450%, 01/05/01 ...........................          25,904
                                                                     -----------
  COMMERCIAL PAPER--0.59%
                 AMERICAN TELEPHONE & TELEGRAPH CO
 13,000,000       d 6.560%, 07/11/00 ...........................          12,974
                 ASSET SECURITIZATION COOP CORP
 10,000,000       c 6.570%, 08/21/00 ...........................           9,905
                 BETA FINANCE, INC
  2,715,000       c 6.570%, 07/17/00 ...........................           2,707
                 CAMPBELL SOUP CO
  4,615,000          6.540%, 07/10/00 ..........................           4,606
                 EQUILON ENTERPRISES LLC
 10,000,000        d 6.520%, 07/24/00 ..........................           9,956
                 HOUSTON INDUSTRIES FINANCECO LP
 13,000,000        c 7.000%, 07/13/00 ..........................          12,967
                 IBM CREDIT CORP
 13,025,000          6.500%, 07/06/00 ..........................          13,010
                 PARK AVENUE RECEIVABLES CORP
 10,000,000        c 6.850%, 07/07/00 ..........................           9,987
                 PUBLIC SERVICE CO OF COLORADO
 13,000,000          6.800%, 07/18/00 ..........................          12,955
                 RECEIVABLES CAPITAL CORP
 13,000,000      c,d 6.560%, 07/12/00 ..........................          12,971
                                                                     -----------
                                                                         102,038
                                                                     -----------
  U.S. GOVERNMENT AND AGENCIES--0.45%
                 FEDERAL HOME LOAN BANK (FHLB)
    294,000          6.480%, 07/03/00 ..........................             294
 13,630,000          6.440%, 07/21/00 ..........................          13,578
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 20,615,000          6.360%, 07/05/00 ..........................          20,597
 11,975,000        d 6.410%, 07/18/00 ..........................          11,936
 28,785,000          6.460%, 07/25/00 ..........................          28,655
  2,235,000          6.440%, 08/02/00 ..........................           2,222
                                                                      ----------
                                                                          77,282
                                                                      ----------
                 TOTAL SHORT TERM INVESTMENTS
                     (Cost $218,351) ..............................      218,208
                                                                     -----------
                 TOTAL PORTFOLIO--100.10%
                     (Cost $12,591,198) ...........................   17,189,688
                 OTHER ASSETS & LIABILITIES, NET--(0.10%)               (17,842)
                                                                     -----------
                 NET ASSETS--100.00% ..............................  $17,171,846
                                                                     ===========

----------
*  Non-income producing
a  Affiliated holding
b  In bankruptcy
c Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
d All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open futures contracts.
e  All or a portion of this security is out on loan.
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2000, the value of these securities amounted to $16,724 or 0.00% of net assets.

Additional information on each restricted security is as follows:

                                    ACQUISITION         ACQUISITION
SECURITY                               DATE                COST
----------                         -------------       -------------
PHYSICIAN COMPUTER NETWORK, INC       12/27/95            $17,985
PROCURENET, INC                       04/19/99              4,068
ZEBRA TECHNOLOGIES CORP (CLASS B)     10/29/98              8,133
                                                          -------
                                                          $30,186
                                                          =======

                        SEE NOTES TO FINANCIAL STATEMENTS

80  o  2000 CREF Semi-Annual Report

      Statement of Investments - GROWTH ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

                    TRANSACTIONS WITH AFFILIATED COMPANIES (Unaudited) - January 1, 2000--June 30, 2000

                                    VALUE AT                        SALES      REALIZED     DIVIDEND     SHARES AT      VALUE AT
      ISSUE                    DECEMBER 31, 1999   PURCHASE COST   PROCEEDS   GAIN (LOSS)    INCOME    JUNE 30, 2000  JUNE 30, 2000
      -----                    -----------------   -------------   --------   -----------   --------   -------------  -------------
GUILFORD PHARMACEUTICALS, INC    $23,665,700         $ 373,425     $351,612    $(96,127)          --      1,380,200    $20,789,263
                                 -----------         ---------     --------     -------     --------                   -----------
TOTAL AFFILIATED
 TRANSACTIONS                    $23,665,700         $ 373,425     $351,612    ($96,127)           $0                  $20,789,263
                                 ===========        ==========     ========     =======     =========                  ===========

                        SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  81

Statements of Assets and Liabilities (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
   JUNE 30, 2000                                                                  Stock            Global Equities         Growth
   (amounts in thousands, except per accumulation unit amounts)                  Account               Account             Account
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                                                 $ 78,109,006          $8,105,810          $12,591,198
Net unrealized appreciation of portfolio investments                             55,910,680           1,538,499            4,598,490
                                                                               ------------          ----------          -----------
Portfolio investments, at value                                                 134,019,686           9,644,309           17,189,688
Cash                                                                                265,215              43,883                1,002
Dividends and interest receivable                                                   107,938               5,315                5,332
Receivable from securities transactions                                             269,649             160,619               20,746
Amounts due from TIAA                                                                    --               9,138               24,054
Other                                                                               138,442               1,601                2,287
                                                                               ------------          ----------          -----------
   TOTAL ASSETS                                                                 134,800,930           9,864,865           17,243,109
                                                                               ------------          ----------          -----------
LIABILITIES
Deposits for securities loaned-Note 4                                             1,510,532             107,170                2,040
Payable for securities transactions                                                 201,964              78,132               69,223
Amounts due to TIAA                                                                 103,921                  --                   --
                                                                               ------------          ----------          -----------
   TOTAL LIABILITIES                                                              1,816,417             185,302               71,263
                                                                               ------------          ----------          -----------
NET ASSETS
Accumulation Fund                                                               109,869,513           9,350,451           16,693,794
Annuity Fund                                                                     23,115,000             329,112              478,052
                                                                               ------------          ----------          -----------
   TOTAL NET ASSETS                                                            $132,984,513          $9,679,563          $17,171,846
                                                                               ============          ==========          ===========
THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6                                                 533,107              99,909              155,841
                                                                               ============          ==========          ===========
NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5                                      $206.09              $93.59              $107.12
                                                                               ============          ==========          ===========

See Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------


Statements of Operations (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
   Six Moths Ended June 30, 2000                                                   Stock          Global Equities          Growth
   (AMOUNTS IN THOUSANDS)                                                         Account             Account              Account
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                                                   $     65,793          $    4,856          $    11,686
   Dividends                                                                       770,922              47,581               29,040
                                                                              ------------          ----------          -----------
   TOTAL INCOME                                                                    836,715              52,437               40,726
                                                                              ------------          ----------          -----------
Expenses--Note 3:
   Investment                                                                       54,207               6,790                7,205
   Operating                                                                       150,485              10,868               17,232
                                                                              ------------          ----------          -----------
   TOTAL EXPENSES                                                                  204,692              17,658               24,437
                                                                              ------------          ----------          -----------
Investment income-net                                                              632,023              34,779               16,289
                                                                              ------------          ----------          -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS--NOTE 4
NET REALIZED GAIN (LOSS) ON:
   Portfolio investments                                                         4,569,597             878,687              363,053
   Futures transactions                                                            (32,884)              7,240               (7,086)
   Foreign currency transactions                                                    (8,896)             (5,142)                   4
                                                                              ------------          ----------          -----------
   NET REALIZED GAIN                                                             4,527,817             880,785              355,971
                                                                              ------------          ----------          -----------
NET CHANGE IN UNREALIZED APPRECIATION ON:
   Portfolio investments                                                        (5,079,610)         (1,224,175)             681,245
   Futures transactions                                                           (119,499)            (16,034)             (22,636)
   Translation of assets (other than portfolio investments) and
     liabilities denominated in foreign currencies                                   1,296                 759                   --
                                                                              ------------          ----------          -----------
   NET CHANGE IN UNREALIZED APPRECIATION                                        (5,197,813)         (1,239,450)             658,609
                                                                              ------------          ----------          -----------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS                   (669,996)           (358,665)           1,014,580
                                                                              ------------          ----------          -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $    (37,973)         $ (323,886)         $ 1,030,869
                                                                              ============          ==========          ===========

See Notes to Financial Statements

82  o  2000 CREF Semi-Annual Report

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
   (amounts in thousands)                                   Stock                   Global Equities               Growth
                                                           Account                      Account                   Account
                                                 ---------------------------- -------------------------- --------------------------
                                                   Six Months     Year Ended    Six Months   Year Ended   Six Months    Year Ended
                                                      Ended      December 31,     Ended      December 31,    Ended      December 31,
                                                 June 30, 2000       1999     June 30, 2000      1999    June 30, 2000      1999
                                                 -------------   ------------ -------------  ----------- -------------  -----------
                                                   (Unaudited)                 (Unaudited)                (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Investment income-net                             $    632,023   $  1,313,837   $   34,779   $   57,088   $    16,289   $    38,416
Net realized gain on total investments               4,527,817     13,615,617      880,785      658,584       355,971       849,924
Net change in unrealized appreciation on
  total investments                                 (5,197,813)     9,385,791   (1,239,450)   1,586,719       658,609     2,207,795
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS                         (37,973)    24,315,245     (323,886)   2,302,391     1,030,869     3,096,135
                                                  ------------   ------------   ----------   ----------   -----------   -----------
FROM PARTICIPANT TRANSACTIONS
Premiums                                             1,513,421      2,923,099      395,885      588,294       795,331     1,218,001
                                                  ------------   ------------   ----------   ----------   -----------   -----------
Disbursements and transfers:
   Net transfers to (from) TIAA                        240,507        824,793      (71,868)     (47,905)     (155,492)     (143,065)
   Net transfers to (from) other CREF Accounts       1,675,372      2,880,467     (702,430)    (148,605)   (1,900,665)   (1,720,316)
   Annuity payments                                  1,086,263      2,038,160       16,414       28,055        25,218        32,772
   Withdrawals and death benefits                    1,222,134      2,132,893      123,759      136,630       255,764       235,247
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   TOTAL DISBURSEMENTS AND TRANSFERS, NET            4,224,276      7,876,313     (634,125)     (31,825)   (1,775,175)   (1,595,362)
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM PARTICIPANT TRANSACTIONS        (2,710,855)    (4,953,214)   1,030,010      620,119     2,570,506     2,813,363
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   NET INCREASE (DECREASE) IN NET ASSETS            (2,748,828)    19,362,031      706,124    2,922,510     3,601,375     5,909,498
NET ASSETS
   Beginning of year                               135,733,341    116,371,310    8,973,439    6,050,929    13,570,471     7,660,973
                                                  ------------   ------------   ----------   ----------   -----------   -----------
   End of period                                  $132,984,513   $135,733,341   $9,679,563   $8,973,439   $17,171,846   $13,570,471
                                                  ============   ============   ==========   ==========   ===========   ===========

See Notes to Financial Statements
--------------------------------------------------------------------------------


Notes to Financial Statements (Unaudited)


NOTE 1--ORGANIZATION
--------------------------------------------------------------------------------

   College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Stock, Global Equities and Growth Accounts. The five other investment portfolios of CREF, which are not included in these financial statements, are the Money Market, Bond Market, Inflation-Linked Bond, Social Choice and Equity Index Accounts.

   TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

   The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

   Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked

                                               2000 CREF Semi-Annual Report o 83

--------------------------------------------------------------------------------

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES  (CONTINUED)
--------------------------------------------------------------------------------

   prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

   Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

   The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

   The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

   The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

   The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS

   The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED
OR DELAYED DELIVERY BASIS

   The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.


84  o  2000 CREF Semi-Annual Report

--------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES  (CONCLUDED)
--------------------------------------------------------------------------------

RESTRICTED SECURITIES

   Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

FEDERAL INCOME TAXES

   CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.

NOTE 3--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

   Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS
--------------------------------------------------------------------------------

   At June 30, 2000, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                             Stock           Global Equities          Growth
                            Account              Account              Account
--------------------------------------------------------------------------------
Market value of
   securities loaned     $1,458,016,075       $102,278,085          $1,957,500
Cash collateral           1,510,531,939        107,169,936           2,040,000

   At June 30, 2000, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                                    Gross             Gross
                                 Unrealized        Unrealized     Net Unrealized
                               Appreciation of   Depreciation of   Appreciation
                                  Portfolio         Portfolio      of Portfolio
                                 Investments       Investments      Investments
-------------------------------------------------------------------------------

   Stock Account              $60,855,555,674   $4,944,875,640   $55,910,680,034
   Global Equities Account      2,031,784,372      493,284,986     1,538,499,386
   Growth Account               5,240,471,113      641,981,412     4,598,489,701

   At June 30, 2000, the Stock and Growth Accounts held 1,019 and 209 open futures contracts, respectively, in the Standard & Poor's 500 Index, expiring in September 2000, with a value of $373,998,475 and $76,708,225, respectively and an unrealized loss of $7,523,370 and $1,543,067, respectively.

   Companies in which the Accounts held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. Information regarding transactions with affiliated companies is as follows:

--------------------------------------------------------------------------------
                                          Stock    Global Equities    Growth
                                         Account       Account        Account
--------------------------------------------------------------------------------

Value of affiliated companies
  at June 30, 2000                  $ 31,539,316    $102,402,550   $ 20,789,263
For the six months ended
  June 30, 2000:
    Dividend income                      197,894       2,156,974             --
    Realized gain (loss)             (15,816,580)      4,329,226        (96,127)

   Purchases and sales of portfolio securities, other than short-term money market instruments, for the Stock, Global Equities, and Growth Accounts for the six months ended June 30, 2000, were as follows:

--------------------------------------------------------------------------------
                                    Stock        Global Equities      Growth
                                   Account           Account          Account
--------------------------------------------------------------------------------

Purchases:
 Unaffiliated issuers          $19,780,788,884   $6,252,138,365   $4,697,945,869
 Affiliated issuers                 23,040,890       54,142,088          373,425
                               ---------------   --------------   --------------
TOTAL PURCHASES                $19,803,829,774   $6,306,280,453   $4,698,319,294
                               ===============   ==============   ==============
Sales:
 Unaffiliated issuers          $18,328,169,291   $4,894,951,154   $1,639,978,927
 Affiliated issuers                 10,313,503       15,354,452          351,612
                               ---------------   --------------   --------------
TOTAL SALES                    $18,338,482,794   $4,910,305,606   $1,640,330,539
                               ===============   ==============   ==============

                                             2000 CREF Semi-Annual Report  o  85

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                    For the Years Ended December 31,
                                                         June 30, 2000(1)  --------------------------------------------------------
                                                            (Unaudited)      1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNT
Per Accumulation Unit Data:
  Investment income                                           $  1.287     $  2.567    $  2.381    $  2.317    $  2.114    $  1.885
  Expenses                                                        .315         .607        .521        .387        .304        .271
                                                              --------     --------    --------    --------    --------    --------
  Investment income--net                                          .972        1.960       1.860       1.930       1.810       1.614
  Net realized and unrealized gain (loss)
    on total investments                                         (.989)      34.478      29.795      26.864      15.953      19.984
                                                              --------     --------    --------    --------    --------    --------
  Net increase (decrease)in Accumulation Unit Value              (.017)      36.438      31.655      28.794      17.763      21.598
  Accumulation Unit Value:
     Beginning of year                                         206.110      169.672     138.017     109.223      91.460      69.862
                                                              --------     --------    --------    --------    --------    --------
     End of period                                            $206.093     $206.110    $169.672    $138.017    $109.223    $ 91.460
                                                              ========     ========    ========    ========    ========    ========

Total Return                                                    (0.01%)      21.48%      22.94%      26.36%      19.42%      30.92%
Ratios to Average Net Assets:
  Expenses                                                       0.15%        0.33%       0.34%       0.31%       0.31%       0.34%
  Investment income-net                                          0.48%        1.07%       1.23%       1.55%       1.82%       2.00%
Portfolio turnover rate                                         29.25%       29.26%      34.63%      23.25%      19.57%      16.25%
Thousands of Accumulation Units outstanding
  at end of period                                             533,107      543,589     565,999     597,531     620,498     632,803

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                    For the Years Ended December 31,
                                                         June 30, 2000(1)  --------------------------------------------------------
                                                            (Unaudited)      1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------------------

GLOBAL EQUITIES ACCOUNT
Per Accumulation Unit Data:
  Investment income                                           $   .516     $   .959    $   .902    $   .848    $   .751    $   .727
  Expenses                                                        .173         .300        .268        .205        .167        .157
                                                              --------     --------    --------    --------    --------    --------
  Investment income--net                                          .343         .659        .634        .643        .584        .570
  Net realized and unrealized gain (loss)
    on total investments                                        (3.503)      24.976      10.508       8.650       7.138       6.618
                                                              --------     --------    --------    --------    --------    --------
  Net increase (decrease) in Accumulation
    Unit Value                                                  (3.160)      25.635      11.142       9.293       7.722       7.188
  Accumulation Unit Value:
     Beginning of year                                          96.750       71.115      59.973      50.680      42.958      35.770
                                                              --------     --------    --------    --------    --------    --------
     End of period                                            $ 93.590     $ 96.750    $ 71.115    $ 59.973    $ 50.680    $ 42.958
                                                              ========     ========    ========    ========    ========    ========

Total return                                                    (3.27%)      36.05%      18.58%      18.34%      17.98%      20.09%
Ratios to Average Net Assets:
  Expenses                                                       0.18%        0.39%       0.41%       0.38%       0.37%       0.40%
  Investment income-net                                          0.36%        0.85%       0.97%       1.19%       1.28%       1.47%
Portfolio turnover rate                                         91.24%       81.30%     103.31%      98.70%      88.84%      67.50%
Thousands of Accumulation Units outstanding
  at end of period                                              99,909       89,492      81,825      84,645      80,016      70,163

   (1) THE PERCENTAGES SHOWN FOR THIS PERIOD ARE NOT ANNUALIZED.



86  o  2000 CREF Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Six Months
                                                              Ended                    For the Years Ended December 31,
                                                         June 30, 2000(1)  --------------------------------------------------------
                                                            (Unaudited)      1999        1998        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
GROWTH ACCOUNT
Per Accumulation Unit Data:
  Investment income                                           $   .277     $   .592    $   .482    $   .527    $   .484    $   .417
  Expenses                                                        .166         .278        .244        .155        .119        .114
                                                              --------     --------    --------    --------    --------    --------
  Investment income--net                                          .111         .314        .238        .372        .365        .303
  Net realized and unrealized gain on total
    investments                                                  6.803       24.276      18.475      12.219       8.638       8.891
                                                              --------     --------    --------    --------    --------    --------
  Net increase in Accumulation Unit Value                        6.914       24.590      18.713      12.591       9.003       9.194
  Accumulation Unit Value:
     Beginning of year                                         100.207       75.617      56.904      44.313      35.310      26.116
                                                              --------     --------    --------    --------    --------    --------
     End of period                                            $107.121     $100.207    $ 75.617    $ 56.904    $ 44.313    $ 35.310
                                                              ========     ========    ========    ========    ========    ========

Total return                                                     6.90%       32.52%      32.89%      28.41%      25.50%      35.20%
Ratios to Average Net Assets:
  Expenses                                                       0.16%        0.34%       0.38%       0.34%       0.35%       0.43%
  Investment income-net                                          0.11%        0.38%       0.37%       0.82%       1.07%       1.13%
Portfolio turnover rate                                         29.35%       69.26%      97.57%      53.27%      38.51%      24.42%
Thousands of Accumulation Units outstanding
  at end of period                                             155,841      131,646      98,862      80,370      53,201      32,375

   (1) THE PERCENTAGES SHOWN FOR THIS PERIOD ARE NOT ANNUALIZED.


NOTE 6-ACCUMULATION UNITS
--------------------------------------------------------------------------------

   Changes in the number of Accumulation Units outstanding were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                            Stock                   Global Equities               Growth
                                                           Account                      Account                   Account
                                                 ---------------------------- -------------------------- --------------------------
                                                   Six Months     Year Ended    Six Months   Year Ended   Six Months    Year Ended
                                                      Ended      December 31,     Ended      December 31,    Ended      December 31,
                                                 June 30, 2000       1999     June 30, 2000      1999    June 30, 2000      1999
                                                 -------------   ------------ -------------  ----------- -------------  -----------
                                                   (Unaudited)                 (Unaudited)                (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation Units:
   Credited for premiums .                          7,426,584      16,072,388     4,132,590    7,627,214     7,739,384    14,715,714
   Credited (cancelled) for transfers,
     disbursements and amounts applied
     to the Annuity Fund                          (17,908,564)    (38,482,574)    6,283,809       39,926    16,455,392    18,068,242

   Outstanding:
     Beginning of year                            543,588,715     565,998,901    89,492,474   81,825,334   131,646,197    98,862,241
                                                 ------------    ------------    ----------   ----------   -----------   -----------
     End of period                                533,106,735     543,588,715    99,908,873   89,492,474   155,840,973   131,646,197
                                                 ============    ============    ==========   ==========   ===========   ===========


NOTE 7--LINE OF CREDIT
--------------------------------------------------------------------------------

   The Stock, Global Equities, Growth, Inflation-Linked Bond, Social Choice and Equity Index Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds, both of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management , also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2000, there were no borrowings under this credit facility.

                                             2000 CREF Semi-Annual Report  o  87

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

                                            This Page Intentionally Left Blank

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

                                            This Page Intentionally Left Blank

2000 TRUSTEES AND SENIOR MANAGEMENT

2000 BOARDS OF OVERSEERS OF TIAA AND CREF
--------------------------------------------------------------------------------

Lucius J. Barker
WILLIAM BENNETT MUNRO PROFESSOR OF
POLITICAL SCIENCE, STANFORD UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF


William G. Bowen
PRESIDENT, THE ANDREW W. MELLON FOUNDATION

Stanley O. Ikenberry
PRESIDENT, AMERICAN COUNCIL ON EDUCATION

Gertrude G. Michelson
RETIRED SENIOR VICE PRESIDENT,
R.H. MACY & CO., INC.

Paul A. Volcker
FORMER CHAIRMAN, FEDERAL RESERVE BOARD, AND
FREDERICK H. SCHULTZ PROFESSOR OF INTERNATIONAL
ECONOMIC POLICY EMERITUS, PRINCETON UNIVERSITY

Clifton R. Wharton, Jr.
FORMER CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
TIAA AND CREF


2000 TRUSTEES OF TIAA
--------------------------------------------------------------------------------

David Alexander
PRESIDENT EMERITUS, POMONA COLLEGE

Marcus Alexis
BOARD OF TRUSTEES PROFESSOR OF ECONOMICS AND
PROFESSOR OF MANAGEMENT AND STRATEGY,
NORTHWESTERN UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

Willard T. Carleton
DONALD R. DIAMOND PROFESSOR OF FINANCE,
COLLEGE OF BUSINESS AND PUBLIC ADMINISTRATION,
UNIVERSITY OF ARIZONA

Robert C. Clark
DEAN AND ROYALL PROFESSOR OF LAW,
HARVARD LAW SCHOOL, HARVARD UNIVERSITY

Estelle A. Fishbein
VICE PRESIDENT AND GENERAL COUNSEL,
THE JOHNS HOPKINS UNIVERSITY

Frederick R. Ford
EXECUTIVE VICE PRESIDENT AND
TREASURER EMERITUS, PURDUE UNIVERSITY

Martin J. Gruber
NOMURA PROFESSOR OF FINANCE,
LEONARD N. STERN SCHOOL OF BUSINESS,
NEW YORK UNIVERSITY

Ruth Simms Hamilton
PROFESSOR OF SOCIOLOGY AND DIRECTOR OF
AFRICAN DIASPORA RESEARCH PROJECT,
MICHIGAN STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER,
TIAA AND CREF

Robert M. O'Neil
DIRECTOR, THE THOMAS JEFFERSON CENTER
FOR THE PROTECTION OF FREE EXPRESSION, AND
UNIVERSITY PROFESSOR AND PROFESSOR OF LAW,
UNIVERSITY OF VIRGINIA

Leonard S. Simon
VICE CHAIRMAN, CHARTER ONE FINANCIAL INC.

Ronald L. Thompson
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MIDWEST STAMPING CO.

Paul R. Tregurtha
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MORMAC MARINE GROUP, INC.
AND MORAN TRANSPORTATION COMPANY, AND
VICE CHAIRMAN, INTERLAKE STEAMSHIP COMPANY

William H. Waltrip
CHAIRMAN, TECHNOLOGY SOLUTIONS COMPANY

Rosalie J. Wolf
FORMER TREASURER AND CHIEF INVESTMENT OFFICER,
THE ROCKEFELLER FOUNDATION


2000 TRUSTEES OF CREF*
--------------------------------------------------------------------------------

Robert H. Atwell
PRESIDENT EMERITUS, AMERICAN COUNCIL ON
EDUCATION AND SENIOR CONSULTANT,
A. T. KEARNEY, INC.

Elizabeth E. Bailey
JOHN C. HOWER PROFESSOR OF PUBLIC POLICY AND
MANAGEMENT, THE WHARTON SCHOOL,
UNIVERSITY OF PENNSYLVANIA

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, CREF AND TIAA

Joyce A. Fecske
VICE PRESIDENT EMERITA, DEPAUL UNIVERSITY

Edes P. Gilbert
RETIRED HEAD, THE SPENCE SCHOOL, AND
CONSULTANT, INDEPENDENT EDUCATION SERVICES

Nancy L. Jacob
PRESIDENT AND MANAGING PRINCIPAL,
WINDERMERE INVESTMENT ASSOCIATES

Marjorie Fine Knowles
PROFESSOR OF LAW, COLLEGE OF LAW,
GEORGIA STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER,
CREF AND TIAA

Bevis Longstreth
OF COUNSEL, DEBEVOISE & PLIMPTON

Robert M. Lovell, Jr.
FOUNDING PARTNER, FIRST QUADRANT L.P.

Stephen A. Ross
FRANCO MODIGLIANI PROFESSOR OF FINANCE AND
ECONOMICS, SLOAN SCHOOL OF MANAGEMENT,
MASSACHUSETTS INSTITUTE OF TECHNOLOGY

Eugene C. Sit
CHAIRMAN, CHIEF EXECUTIVE OFFICER, AND
CHIEF INVESTMENT OFFICER, SIT INVESTMENT
ASSOCIATES, INC. AND SIT/KIM INTERNATIONAL
INVESTMENT ASSOCIATES, INC.

Maceo K. Sloan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
NCM CAPITAL MANAGEMENT GROUP, INC. AND
SLOAN FINANCIAL GROUP, INC.

David K. Storrs
PRESIDENT AND CHIEF EXECUTIVE OFFICER,
ALTERNATIVE INVESTMENT GROUP, L.L.C.

Robert W. Vishny
ERIC J. GLEACHER PROFESSOR OF FINANCE,
GRADUATE SCHOOL OF BUSINESS,
UNIVERSITY OF CHICAGO

* Also trustees of TIAA-CREFMutual Funds and TIAA-CREFInstitutional Mutual Funds


2000 SENIOR MANAGEMENT
--------------------------------------------------------------------------------

John H. Biggs
CHAIRMAN, PRESIDENT, AND  CHIEF EXECUTIVE OFFICER

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER

John J. McCormack
GROUP PRESIDENT, TIAA-CREF ENTERPRISES

Mary Ann Werner
PRESIDENT, SHARED SERVICES

James A. Wolf
PRESIDENT, RETIREMENT SERVICES


EXECUTIVE VICE PRESIDENTS
--------------------------------------------------------------------------------

C. Victoria Apter
CORPORATE MANAGEMENT
INFORMATION SYSTEMS

Scott C. Evans
CREF INVESTMENTS

Richard L. Gibbs
FINANCE AND PLANNING

Don Harrell
EXTERNAL AFFAIRS

Ira J. Hoch
SHARED SERVICES ADMINISTRATION

Matina S. Horner
HUMAN RESOURCES

Harry I. Klaristenfeld
CHIEF ACTUARY, TIAA AND CREF

Frances Nolan
RETIREMENT SERVICES ADMINISTRATION

Deanne J. Shallcross
MARKETING

David A. Shunk
CONSULTING SERVICES

John A. Somers
TIAA INVESTMENTS

Charles H. Stamm
LAW AND GENERAL COUNSEL

92  o  2000 CREF Semi-Annual Report

For More Information...


INTERNET ACCESS
--------------------------------------------------------------------------------

   www.tiaa-cref.org
   24 HOURS A DAY, 7 DAYS A WEEK
   Through our Inter/ACT system at TIAA-CREF's Web Center you can see the latest value of your annuity accumulations and recent premium history, review your premium allocation and/or change the allocation for future premiums, transfer accumulations among the accounts, and change your address. If you own TIAA-CREF Mutual Funds, you can also see your account balance and transaction records, exchange shares between funds, and buy new shares online.

AUTOMATED TELEPHONE SERVICE
--------------------------------------------------------------------------------

   800 842-2252
   24 HOURS A DAY, 7 DAYS A WEEK
   You can see TIAA's current rates of interest, the current performance of the variable annuity accounts, the latest accumulation unit values, and the amount of your total accumulations. You also can allocate future premiums and transfer accumulations.
   And TIAA-CREF Mutual Funds shareholders can check fund performance, check their account balances, and initiate purchases or exchanges.

PERSONAL ASSISTANCE
--------------------------------------------------------------------------------

   800 842-2776
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY
   9 A.M. TO 6 P.M. ET SATURDAY AND SUNDAY
   For answers to questions about retirement saving and planning, quarterly statements and annual annuity benefits reports, receiving annuity payments, annuity options, and tax reports.

   800 223-1200
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY
   For answers to questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care Insurance, and Life Insurance.

   888 842-9001
   9 A.M. TO 6 P.M. ET MONDAY - FRIDAY
   TIAA-CREF Trust Company, FSB. For answers to questions about the Trust Company's investment advisory, estate planning, and related trust services.

   800 842-2755
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY
   For hearing- or speech-impaired participants.

                                            2000 CREF Semi-Annual Report   o  93

[TIAA LOGO]

730 Third Avenue
New York, NY 10017-3206

                                                              -----------------
                                                                  PRESORTED
                                                                  STANDARD
                                                              U.S. POSTAGE PAID
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



College Retirement Equities Fund

[Graphic]

2000
Semi-Annual Report
--------------------------------------------------------------------------------
MONEY MARKET o INFLATION-LINKED BOND o
BOND MARKET o SOCIAL CHOICE o EQUITY INDEX

Contents

                                                              Page

   Letter from the Chairman and Vice Chairman                   1

   Management/Status of the Accounts

      Money Market Account                                      4

      Inflation-Linked Bond Account                             5

      Bond Market Account                                       6

      Social Choice Account                                     8

      Equity Index Account                                     10

   Statements of Investments                                   11

      Money Market Account                                     11

      Inflation-Linked Bond Account                            14

      Bond Market Account                                      15

      Social Choice Account                                    20

      Equity Index Account                                     27

   Financial Statements                                        51

      Statements of Assets and Liabilities                     51

      Statements of Operations                                 51

      Statements of Changes in Net Assets                      52

      Notes to Financial Statements                            52

   Trustees and Senior Management                              59

   For More Information...                                     61


   TIAA-CREFIndividual and Institutional Services distributes the CREF and TIAA Real Estate Account variable annuities. This booklet must be accompanied or preceded by current CREF and TIAA Real Estate Account prospectuses. For additional copies, call 1 800 842-2733, extension 5509. TIAA-CREF Investment Management serves as investment manager to CREF.

   (C)2000 TIAA-CREF

From the Chairman and Vice Chairman:


[PHOTO]                                   [PHOTO]

JOHN H. BIGGS, CHAIRMAN, PRESIDENT,       MARTIN L. LEIBOWITZ, VICE CHAIRMAN
AND CHIEF EXECUTIVE OFFICER               AND CHIEF INVESTMENT OFFICER


The past six months have been one of the most volatile periods for the securities markets in recent years. Nevertheless, our disciplined and carefully devised investment philosophy continues to serve us well, as it has in other difficult periods.

Our innovative investment strategies aim to maximize performance while controlling risk. CREF was one of the first institutional investors to create stock portfolios using both indexed and actively managed components. With our Dual Investment Management StrategySM, the investment management teams for a number of our equity funds use a combination of active and quantitative techniques that aim to beat our investment objective benchmarks consistently. The indexed component enables our equity funds to stay fully invested, even when we cannot identify many investment opportunities for the actively managed portfolio segments. Like a blend of two metals to form a stronger alloy, this pragmatic balance of traditional active investment and innovative quantitative strategies has helped these funds maintain strong, long-term returns generally close to or better than those of the benchmarks.

January 1 to June 30, 2000 -- the period covered by this CREF Semi-Annual Report -- has, as mentioned, tested investors' ability to adjust to market volatility. We believe that the performance of the CREF Accounts has warranted investors' trust during this difficult time. Before we turn to an overview of CREF variable annuity performance thus far in 2000, it may help to place the Accounts' behavior in a market context.

From 1995 through June 2000, the market experienced a marked increase in volatility, as measured by the average number of days when the total return for the Standard & Poor's 500-Stock Index and the Nasdaq rose or fell more than 1 percent or 2 percent. The median daily change in the S&P 500 was about half a percent in the five-year period. But the number of days when the S&P moved more than 1 percent increased from 13 during 1995 to 55 so far this year (110 on an annualized basis), about 45 percent of all days the stock market was open for business. Even more dramatically, the S&P did not move more than 2 percent on any day in 1995, but through June this year had done so 23 times (46 days on an annualized basis).

The median daily change in the Nasdaq from 1995 through June 2000 was about 0.75 percent. In 1995, the Nasdaq moved up or down more than 1 percent on 46 days, while in the first six months of 2000 the corresponding count was 100 days (or 200 on an annualized basis). Similarly, in 1995 the Nasdaq rose or fell more than 2 percent on only 5 days. Through June 2000, the Nasdaq has risen or fallen over 2 percent on 73 days (146 on an annualized basis).

As volatility increased from 1995 to 1999, stock market returns were impressively positive. The S&P 500, for example, achieved total annual returns that were consistently in excess of 20 percent each year, including two years -- 1995 and 1997 -- in excess of 30 percent. It was only this year that volatility seemed to be accompanied by lower returns. Through June 30, 2000, the overall S&P 500 provided a generally flat return.

--------------------------------------------------------------------------------
We remain committed to delivering first-rate service and professional, disciplined investment performance.
--------------------------------------------------------------------------------

Against this background, the CREF Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index Accounts continued to post competitive performance. The Bond Market Account received a 5-star rating every month from the Morningstar variable annuity rating service. Equity Index held strong with a 4-star rating every month, while Social Choice, following two months of 3-star ratings in January and February, rebounded to 4 stars every month March through June. (Morningstar does not rate money market and inflation-indexed bond accounts. See the Morningstar sidebar on page 2.) The table on page 2 shows, for each of the CREF Accounts, their year-to-date total return (gains and losses plus investment income) compared with their respective benchmarks, and with the average fund category that best matches their investment objectives (as measured by Lipper Analytical Services, Inc.).

The CREF Money Market Account topped its benchmark and its peer group, while the Social Choice and Bond Market Accounts outperformed their peer groups. The other accounts came close to their respective performance benchmarks.



                                                2000 CREF Semi-Annual Report o 1

   TOTAL RETURNS
--------------------------------------------------------------
   FOR THE PERIOD JANUARY 1, 2000 THROUGH JUNE 30, 2000

--------------------------------------------------------------
   CREF Money Market Account                             2.95%
--------------------------------------------------------------
   Lipper Money Market Funds Average                     2.66%
   iMoneyNet Money Fund Report AveragesTM -
     All Taxable                                         2.74%

--------------------------------------------------------------
   CREF Inflation-Linked Bond Account                    6.66%
--------------------------------------------------------------
   Salomon Smith Barney
      Inflation-Linked Securities Index                  6.83%

--------------------------------------------------------------
   CREF Bond Market Account                              3.87%
--------------------------------------------------------------
   Lipper Intermediate
      Investment Grade Debt Index                        3.30%
   Lehman Brothers Aggregate Bond Index                  3.99%

--------------------------------------------------------------
   CREF Social Choice Account                            2.27%
--------------------------------------------------------------
   Lipper Balanced Fund Index                            1.74%
   Standard & Poor's 500-Stock Index                    -0.42%
   Lehman Brothers Aggregate Bond Index                  3.99%

--------------------------------------------------------------
   CREF Equity Index Account                             0.74%
--------------------------------------------------------------
   Russell 3000(R)Index                                  0.95%

THE RUSSELL 3000 INDEX IS A TRADEMARK AND SERVICE MARK OF THE FRANK RUSSELL COMPANY. NO CREF ACCOUNT IS PROMOTED, ENDORSED, SPONSORED, OR SOLD BY, OR AFFILIATED WITH THE FRANK RUSSELL COMPANY.

Investment performance for other periods, plus details on the composition of the accounts' portfolios and comments from the portfolio managers, are on the pages that immediately follow this letter. A companion booklet contains comparable performance reports and other comments for the CREF Stock, Global Equities, and Growth Accounts -- the other three accounts available under CREF variable annuities.

Year after year, the only sure thing in investing is the effect of low expenses on total returns. Expenses are the one factor affecting return that can be predicted in advance. The CREF Accounts covered here have expenses, as a percentage of net assets, that range from 0.28 to 0.31 percent. These are the lowest expenses for all variable annuity funds with comparable investment objectives, according to Lipper Analytical Services, Inc., and they compare very favorably with those of most mutual funds.

NEW RETIREMENT SAVINGS OPPORTUNITIES. In 1998, we enabled par- ticipants to consolidate IRA money they had previously accumulated by rolling it over to an annuity with us. Since then, we have also introduced Roth and contributory Classic IRAs. To date, we have received in excess of $2.5 billion in IRA premiums and rollovers. This year, in response to participants' requests, we have introduced annuities for use with Keogh plan savings, beginning March 1, 2000. Keogh plans are for income that a person derives from self-employed activities, such as publishing royalties.



--------------------------------------------------------------------------------

MORNINGSTAR
--------------------------------------------------------------------------------

Morningstar is an independent service that rates mutual funds and variable annuities. The top 10% of accounts in an asset class receive 5 stars, the next 22.5% receive 4 stars, and the next 35% receive 3 stars. Morningstar proprietary ratings reflect historical risk-adjusted performance, and are subject to change every month. They are calculated from the account's 3-, 5-, and 10-year average annual returns (if applicable) in excess of 90-day Treasury bill returns with appropriate fee adjustments, and a risk factor that reflects subaccount performance below 90-day T-bill returns. The overall star ratings are Morningstar's published ratings, which are weighted averages of its 3-, 5-, and 10-year ratings. Accumulation unit values and returns will vary. Past performance is no guarantee of future results. To access the latest ratings on the TIAA-CREF~Web Center, go to www.tiaa-cref.org/financials/ra-morn.html.

--------------------------------------------------------------------------------

                MORNINGSTAR RATINGSTM OF CREF ACCOUNTS - 06/30/00
--------------------------------------------------------------------------------
                                                       OVERALL               3 YEARS              5 YEARS              10 YEARS
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY ACCOUNTS                           (OUT OF 3,039)        (OUT OF 3,039)       (OUT OF 2,254)         (OUT OF 987)
CREF Stock                                              ****                  ***                 ****                  ****
CREF Equity Index                                       ****                  ****                ****                   --
CREF Growth                                             *****                 ****                *****                  --
CREF Social Choice                                      ****                  ***                 ****                  ****
-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY ACCOUNT                        (OUT OF 716)          (OUT OF 716)         (OUT OF 504)              --
CREF Global Equities                                    ****                  ****                ****                   --
-----------------------------------------------------------------------------------------------------------------------------------
FIXED-INCOME ACCOUNT                                (OUT OF 841)          (OUT OF 841)         (OUT OF 706)          (OUT OF 372)
CREF Bond Market                                        *****                 *****               *****                 ****
-----------------------------------------------------------------------------------------------------------------------------------

2  o  2000 CREF Semi-Annual Report

ANNUITY INCOME INCREASES. In 2000, annuity income from all of the CREF Accounts except Bond Market increased again. For most CREF participants receiving lifetime annuity income, CREF income changes each May 1 to reflect the investment performance of an account during the twelve-month period ending the prior March 31. Recently we introduced the alter- native of monthly income changes, for those who prefer to have their variable income payments respond more immediately to market changes. Following are the annual revaluations for the CREFaccounts effective May 1, 2000:

o Income from the Stock Account rose 19.95 percent.

o The income increase for the Growth Account totaled 33.82 percent. This account was the strongest performer and provides the largest increase this year.

o Equity Index Account income rose 17.43 percent.

o Income from the Global Equities Account went up 33.63 percent.

o Income from the Social Choice Account rose 7.02 percent.

o Money Market Account income increased by 1.51 percent.

o Annuity income from the Bond Market Account declined by 2.61 percent.

--------------------------------------------------------------------------------

ABOUT BENCHMARKS
--------------------------------------------------------------------------------

It's worth remembering that the various stock market indexes aren't static targets. They change, too -- in most cases they change only once a year, but they do change. Usually these changes are necessitated by firms that "disappear" through merger; many of these are stocks whose prices had lagged the rest of the market. In some cases the changes recognize stocks that have grown too large to exclude from the index. In both cases the effect of the changes is to impart an upward "bias" to the index, making it an even harder target to surpass.

In assessing the Account's performance compared with that of its benchmark, you should keep two differences in mind. One is that the benchmark has no expenses deducted from its performance, while the Stock Account, for example, deducts roughly 30 hundredths of one percent per year for all of its costs. The other difference is that the benchmark doesn't have funds in cash or equivalents for various investment purposes, but the Accounts do. An example is the short-term investments of CREF~Stock, which make up 0.2% of the portfolio.

--------------------------------------------------------------------------------

o The Inflation-Linked Bond Account income increased 2 percent.

For comparison, consider the consumer price index for all urban consumers:It rose just 3.7 percent during the 12-month period that ended in June 2000.

--------------------------------------------------------------------------------

Expenses for CREF~Money Market, Inflation-Linked Bond, Bond Market, Social Choice, and Equity Index, as a percent of average net assets, ranged from 0.28 to 0.31 percent. These are the lowest of all variable annuity funds with comparable investment objectives.

--------------------------------------------------------------------------------

INTER/ACT. We hope you've been taking advantage of our online information and transactional facility, Inter/ACT, to check on the status of your accounts, reallocate premiums, make a transfer, or perform other account transactions. We have found that most participants enjoy the ease of access to their funds that Inter/ACT provides. We are currently at work on a new service feature that will enable participants to obtain a personalized PIN number directly online for use with Inter/ACT, rather than first calling our Automated Telephone Service for the PIN. If you haven't yet visited the TIAA-CREF Web Center (www.tiaa-cref.org), or used the Inter/ACT facility, we encourage you to do so. Together the Web Center and Inter/ACT provide an immediate and efficient means of obtaining information and managing your funds with us.

One word about the charts in this booklet: Graphs that show the growth of $10,000 over ten years or since the account's inception are "semilog" graphs. Like conventional graphs, semilog graphs can show broad trends. But semilog graphs make it easier to highlight percentage changes in performance over time.

We remain committed to delivering first-rate service, low expenses, financial products that serve your goals, and professional, disciplined investment performance. We look forward to reporting to you on our progress as the rest of the year unfolds.



/s/ John H. Biggs               /s/ Martin L. Leibowitz
    ------------------------        ------------------------
    John H. Biggs                   Martin L. Leibowitz
    CHAIRMAN, PRESIDENT, AND        VICE CHAIRMAN AND
    CHIEF EXECUTIVE OFFICER         CHIEF INVESTMENT OFFICER







                                                2000 CREF Semi-Annual Report o 3

Money Market Account

--------------------------------------------------------------------------------
Investment Objective. High current income consistent with maintaining liquidity and preserving capital
--------------------------------------------------------------------------------

During the first six months of 2000, the CREF Money Market Account had a return of 2.95 percent, outperforming the competition, the Lipper Money Market Funds Average, by 29 basis points.

In the first half of this year, the Federal Open Market Committee met on four occasions and raised short-term interest rates three times. Since we believed the Federal Reserve was going to tighten rates throughout the first half of 2000, we positioned the CREF Money Market Account to have a shorter weighted average maturity than the iMoneyNet Money Fund Report - All Taxable Average. Throughout the six-month period ending June 30, the Account's weighted average maturity varied from a low of 36 days to a high of 54 days as compared with a range of 44 days to 53 days for the benchmark. Our goal during the third quarter is to have a weighted average maturity that is at least one week longer than the benchmark.

From January to June 2000, we made a few asset allocation changes to the Account's composition. First, we increased our holdings in commercial paper and floating/variable rate securities to 82 percent and 9 percent respectively from 75 percent and 3 percent for the prior six months. Second, we slightly increased our holdings in bank liabilities to 8 percent from 7 percent from the prior six months. Third, we decreased our holdings in U.S. government agency securities to 1 percent from 15 percent for the prior six months. We continue to be overweighted in the commercial paper sector versus our index because commercial paper continues to provide the best relative value among the various money market asset sectors.


--------------------------------------------------------------------------------
                                      NET ANNUALIZED YIELD FOR THE
                                         7 DAYS ENDING 6/27/00
                                    CURRENT YIELD   EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market Account                     6.38%           6.58%
iMoney Net Money Fund Report
 Averages -- All Taxable                 5.91%           6.08%


$10,000 OVER TEN YEARS
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

                Money Market      iMoney Net Money Fund Report
                Account           Average(TM) -- All Taxable

6/30/90         $10,000           $10,000
6/30/91          10,740            10,695
6/30/92          11,272            11,176
6/30/93          11,634            11,497
6/30/94          12,015            11,831
6/30/95          12,658            12,423
6/30/96          13,350            13,064
6/30/97          14,069            13,714
6/30/98          14,849            14,422
6/30/99          15,595            15,098
6/30/2000        16,478            15,884

THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF MONEY MARKET ACCOUNT ON JULY 1, 1990. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $16,478. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN IMONEYNET MONEY FUND REPORT AVERAGES - ALL TAXABLE, THE MONEY MARKET ACCOUNT'S BENCHMARK, DID OVER THE SAME PERIOD.


PORTFOLIO DIVERSIFICATION AS OF 6/30/00
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

Commercial Paper          81.4%
Variable-Rate Notes        8.8%
Certificates of Deposit    5.3%
Bank Notes - U.S. Banks    2.6%
Medium-Term Notes          1.1%
U.S. Government Agencies   0.8%




PERFORMANCE AT A GLANCE AS OF 6/30/00
------------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL COMPOUND                    CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                   OF TOTAL RETURN(1)                  NET ASSETS

                                        1 YEAR      5 YEARS    10 YEARS           1 YEAR      5 YEARS   10 YEARS       (IN BILLIONS)
------------------------------------------------------------------------------------------------------------------------------------
Money Market Account                     5.66%       5.42%       5.12%            5.66%      30.18%      64.78%             $6.6
iMoneyNet Money Fund Report Averages-
  All Taxable                            5.21%       5.04%       4.74%            5.21%      27.88%      58.84%

Lipper Money Market Funds Average        5.06%       4.91%       4.69%            5.06%      27.12%      58.10%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE MONEY MARKET ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION. THE CURRENT YIELD MORE CLOSELY REFLECTS THE ACCOUNT'S EARNINGS THAN DOES THE TOTAL RETURN.


4 o 2000 CREF Semi-Annual Report

Inflation-Linked Bond Account
--------------------------------------------------------------------------------
Investment Objective   A long-term rate of return that outpaces inflation,
                       primarily through investment in inflation-indexed bonds -
                       fixed-income securities whose returns are designed to
                       track a specified inflation index over the life of the
                       bond
--------------------------------------------------------------------------------

For the first six months of 2000, the CREF Inflation-Linked Bond Account had a total rate of return of 6.66 percent, underperforming its benchmark, the Salomon Smith Barney Inflation-Linked Index, by 17 basis points. The underperformance in the Account can be mostly attributed to expenses (16 basis points) and pricing difference versus the benchmark.

Inflation-linked securities had stellar performance for the first six months of 2000. Their rate of return in this period was the highest since they were first issued in January 1997.

There are several reasons why inflation-linked securities as an asset class did well for the first half of 2000. First, inflation has risen. On a year-over-year basis overall, inflation as measured by the CPI-U is 3.7 percent through the end of June. Second, accretion for inflation-linked securities has exceeded what market participants have expected. Third, the U.S. Treasury eliminated the April auction of the 30-year inflation-linked securities.

Our strategy for the Account is to maintain a similar duration to that of the Salomon Smith Barney Inflation-Linked Index.

At the end of June, our duration was 8.79 years versus 8.81 years for the index. At the end of June, the real yields for the 2-, 7-, 8-, 9-, 10-, 28-, and 29-year inflation-linked securities were 3.98 percent, 4.10 percent, 4.10 percent, 4.09 percent, 4.07 percent, 3.90 percent, and 3.90 percent, respectively.

On July 5, the U.S. Treasury announced that they will be issuing an additional $5 billion of the outstanding 10-year U.S. inflation-linked 4.25 percent notes due January 15, 2010.


--------------------------------------------------------------------------------

HOW DO TIIS WORK?
--------------------------------------------------------------------------------

Like conventional bonds, U.S. Treasury Inflation-Indexed Securities (TIIS) pay interest at fixed intervals and return the principal at maturity. Unlike conventional bonds, the principal of a TIIS bond changes periodically (usually every six months) to match inflation as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Interest is paid twice a year. The interest rate is fixed, but the amount of each interest payment varies because the rate is applied to a principal that is changing to keep up with inflation.

Inflation-indexed bonds are designed to pay a "real" rate of interest - that is, a return in addition to the inflation rate. The bonds are generally issued at a fixed interest rate that is lower than that of conventional bonds of comparable maturity and quality, but they are expected to retain their value against inflation over time.

--------------------------------------------------------------------------------

$10,000 SINCE 5/1/97 INCEPTION
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

              I-L Bond Account          SSB US 1 I-L Bond Index
5/1/97        $10,000                   $10,000
6/30/97        10,015                    10,021
12/31/97       10,258                    10,283
6/30/98        10,422                    10,454
12/31/98       10,615                    10,687
6/30/99        10,800                    10,887
12/31/99       10,839                    10,942
6/30/2000      11,561                    11,689


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF INFLATION-LINKED BOND ACCOUNT, ON MAY 1, 1997. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $11,561. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN THE SALOMON SMITH BARNEY INFLATION-LINKED INDEX, THE INFLATION-LINKED BOND ACCOUNT'S BENCHMARK, DID OVER THE SAME PERIOD.


PORTFOLIO COMPOSITION AS OF 6/30/00
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

Long-Term Bonds          99.6%
Short-Term Investments    0.4%



PERFORMANCE AT A GLANCE AS OF 6/30/00
-----------------------------------------------------------------------------------------------------------------------------------
                                                AVERAGE ANNUAL COMPOUND                 CUMULATIVE RATES
                                                RATES OF TOTAL RETURN(1)                OF TOTAL RETURN(1)               NET ASSETS

                                             1 YEAR   SINCE 5/1/97 INCEPTION      1 YEAR   SINCE 5/1/97 INCEPTION      (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------

Inflation-Linked Bond Account                 7.05%           4.68%                7.05%          15.61%                   $0.25
Salomon Smith Barney
  Inflation-Linked Securities Index           7.37%           5.05%                7.37%          16.89%


(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE INFLATION-LINKED BOND ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.


                                                2000 CREF Semi-Annual Report o 5

Bond Market Account

--------------------------------------------------------------------------------
Investment Objective    A favorable long-term rate of return, primarily through
                        high current income consistent with preserving capital
--------------------------------------------------------------------------------

For the first six months of 2000, the Bond Market Account had a return of 3.87 percent, which was 12 basis points behind the Lehman Brothers Aggregate Bond Index, and 57 basis points ahead of the competition as measured by the Lipper Intermediate Investment Grade Debt Index.

We began to reduce our overweight positions compared with the benchmark in corporate, agency and agency-backed securities in January, making them roughly equivalent to the benchmark. The bond portfolio, however, slightly underperformed its benchmark in the first quarter, but managed to beat the returns posted by the peer group.

Relative to the benchmark, beginning with the second quarter of 2000, we had a modest overweight position in certain spread sector securities, such as mortgage-backed and asset-backed bonds. (The spread is the difference between the yield of a bond and a Treasury security of similar duration.) We had a

--------------------------------------------------------------------------------

The Account's Benchmark
--------------------------------------------------------------------------------
The benchmark we use for the CREF Bond Market Account is the Lehman Brothers Aggregate Bond Index, representing the entire U.S. bond market. The Index includes more than 5,000 taxable government, investment-grade, and mortgage-backed securities.

--------------------------------------------------------------------------------

neutral position in corporate bonds, and an underweight position in U.S.
agency securities and commercial mortgage-backed securities. By the end of the second quarter, our exposure to spread sector securities was again close to neutral compared with the benchmark. Several factors led to further widening in spreads in the corporate bond, U.S. agency, and asset-backed sectors. First, the Federal Reserve was clearly in a tightening mode with the goal of slowing down the economy.


$10,000 OVER TEN YEARS
--------------------------------------------------------------------------------

             Bond Market Account       LB Agg. Bond Index
6/30/90     $10,000                    10,000
6/30/91      10,910                    11,070
6/30/92      12,526                    12,624
6/30/93      14,171                    14,112
6/30/94      13,913                    13,928
6/30/95      15,563                    15,676
6/30/96      16,260                    16,462
6/30/97      17,563                    17,804
6/30/98      19,410                    19,681
6/30/99      19,895                    20,300
6/30/2000    20,823                    21,227


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF BOND MARKET ACCOUNT, ON JULY 1, 1990. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $20,823. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN THE LEHMAN BROTHERS AGGREGATE BOND INDEX, THE BOND MARKET ACCOUNT'S BENCHMARK (SEE BOX AT
LEFT), DID OVER THE SAME PERIOD.


Second, the Treasury Department was buying back long-dated treasuries (e.g., with maturities of greater than 10 years), in particular 30-year Treasuries, boosting the value of these securities versus other fixed-income securities. Spreads in the mortgage-backed and commercial mortgage-backed (CMBS) sectors were unchanged.

The overall performance of the Account for the first six months of 2000 closely matched its benchmark. During this period, we also kept the Account close to its benchmark in terms of spread sector allocations and yield-curve positioning. The option-adjusted duration of the bond portfolio was within 1 percent of the benchmark throughout the quarter.



6 o 2000 CREF Semi-Annual Report

PERFORMANCE AT A GLANCE AS OF 6/30/00

                                         AVERAGE ANNUAL COMPOUND                        CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                       OF TOTAL RETURN(1)              NET ASSETS

                                        1 YEAR      5 YEARS    10 YEARS          1 YEAR      5 YEARS   10 YEARS        (IN BILLIONS)
Bond Market Account                      4.66%       6.00%       7.61%           4.66%      33.80%     108.23%           $2.8
Lehman Brothers Aggregate Bond Index     4.56%       6.25%       7.82%           4.56%      35.41%     112.27%
Lipper Intermediate
   Investment Grade Debt Index           3.76%       5.68%       7.18%           3.76%      31.81%      99.96%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE BOND MARKET ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.


--------------------------------------------------------------------------------
                                       RATING          PERCENT
--------------------------------------------------------------------------------

   Investment Grade                    Aaa/AAA            50.3%
                                       Aa/AA               5.6
                                       A/A                12.2
                                       Baa/BBB             5.8
   Below Investment Grade              Ba/BB               0.8
                                       B                   0.0
   U.S. Government and Government
     Agency Securities                 (not rated)        24.4
   Money Market Instruments            (not rated)         0.9


PORTFOLIO COMPOSITION AS OF 6/30/00
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

Mortgage-Backed and Other
Asse-Backed Securities                49.5%

U.S. Government and
Government Agency
Securities                            24.4%

Corporate Bonds                       21.4%

Foreign Government and
Foreign Corporate Bonds,
Denominated in U.S. Dollars            3.3%

Investments Maturing in
Less Than a Year                       1.4%



                                                2000 CREF Semi-Annual Report o 7

Social Choice Account

Investment Objective   A favorable long-term rate of return that reflects the
                       investment performance of the financial markets while giving special consideration to certain social criteria screens

INVESTMENT STRATEGY
--------------------------------------------------------------------------------

The Social Choice Account's total return for the six months ended June 30, 2000 was 2.27 percent, 53 basis points above that of the Lipper Balanced Fund Index, which measures the results of mutual funds with similar investment objectives (ignoring the social criteria). During this period the social criteria screens did not constrain the Account's results relative to those of balanced funds that don't have these restrictions.

At the end of April 2000, the Committees on Corporate Governance and Social Responsibility voted in favor of a formal gambling screen. The Account will not invest in companies that have a significant involvement in gaming or gambling operations.


--------------------------------------------------------------------------------

The Account's Benchmarks
--------------------------------------------------------------------------------

The benchmarks we use for the Social Choice Account are the S&P 500, representing the U.S. stock market, and the Lehman Brothers Aggregate Bond Index, representing fixed-income investments.

--------------------------------------------------------------------------------

Because the Account uses investment screens, not all of the stocks in the S&P500 are represented.

The performance of the Account benefited by being slightly underweight compared with the S&P500 Index in the technology sector, most notably by not owning Motorola, which had a -39 percent return in the benchmark for the quarter.


$10,000 OVER TEN YEARS
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

             LB Avg.           Social Choice
           Bond Index             Account               S&P 500 Index
6/30/90      10,000                10,000                   10,000
6/30/91      11,070                10,845                   10,740
6/30/92      12,624                12,399                   12,180
6/30/93      14,112                14,533                   13,840
6/30/94      13,928                14,492                   14,035
6/30/95      15,676                17,302                   17,694
6/30/96      16,462                20,218                   22,294
6/30/97      17,804                25,134                   30,030
6/30/98      19,681                30,623                   39,088
6/30/99      20,300                34,813                   47,983
6/30/2000    21,227                37,122                   51,461


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF SOCIAL CHOICE ACCOUNT, ON JULY 1, 1990. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $37,122. FOR COMPARISON, THE GRAPH SHOWS HOW $10,000 INVESTMENTS IN THE SOCIAL CHOICE ACCOUNT'S BENCHMARKS (SEE BOX AT LEFT) DID OVER THE SAME PERIOD.


Although the portfolio had an underexposure to the energy sector, it benefited by its overweight position in oil services companies relative to the benchmark. The Account's overexposure to healthcare stocks such as Johnson &Johnson positively contributed to performance, despite not owning Warner-Lambert, which had a return of 30 percent this quarter and completed its merger with Pfizer. The Account's overweight positions in interest-rate sensitive stocks versus the benchmark, namely the financial services and utility sectors, offset the effects of our underweight positions in producer durables such as General Electric, which is the largest stock in the S&P500 and which is not held by the Account.



8 o 2000 CREF Semi-Annual Report

PERFORMANCE AT A GLANCE AS OF 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL COMPOUND                   CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                  OF TOTAL RETURN(1)                  NET ASSETS
                                        1 YEAR      5 YEARS    10 YEARS         1 YEAR      5 YEARS   10 YEARS        (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
Social Choice Account                    6.63%      16.50%      14.02%           6.63%     114.55%     271.22%             $4.2
S&P 500 Index                            7.25%      23.80%      17.80%           7.25%     190.84%     414.61%
Lehman Brothers Aggregate Bond Index     4.56%       6.25%       7.82%           4.56%      35.41%     112.27%
Lipper Balanced Fund Index               4.43%      13.82%      12.21%           4.43%      91.01%     216.60%

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE SOCIAL CHOICE ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.

The fixed-income portion of the Account is invested in U.S. Treasury and agency securities, mortgage-backed and asset-backed securities, corporate bonds, foreign government and foreign corporate bonds denominated in U.S. dollars, and short-term investments. The fixed-income benchmark is the Lehman Brothers Aggregate Bond Index. The social criteria screens did not constrain the fixed-income performance of the Account relative to the performance of fixed-income funds that do not have social criteria screens.


TEN LARGEST HOLDINGS AS OF 6/30/00
--------------------------------------------------------------------------------
                                                PRINCIPAL/     MARKET   PERCENT
                           COUPON   MATURITY        SHARES      VALUE    OF NET
    COMPANY                  RATE       DATE          (000)      (000)   ASSETS
--------------------------------------------------------------------------------
U.S. Treasury
  Bond                     8.875%   02/15/19       114,420   $147,262      3.50%

Intel Corp                                             760    101,629      2.42

Cisco Systems,
  Inc                                                1,462     92,909      2.21

Microsoft Corp                                       1,110     88,824      2.11

FGLMC                      7.000%   07/25/30        89,000     86,003      2.04

FNMA                       7.000%   07/25/30        73,900     71,348      1.70

FGLMC                      8.000%   07/25/30        62,500     62,852      1.49

Wal-Mart
  Stores, Inc                                        1,033      59,538     1.42

Citigroup, Inc                                         894      53,886     1.28

American
  International
  Group, Inc                                           446      52,381     1.25




PORTFOLIO COMPOSITION AS OF 6/30/00
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

U.S. Stocks                61.4%
Long-Term Bonds            38.2%
Short-Term Investments      0.4%


                                                2000 CREF Semi-Annual Report o 9

Equity Index Account
--------------------------------------------------------------------------------
Investment Objective   A favorable long-term rate of return from a diversified
                       portfolio selected to track the overall market for common
                       stocks publicly traded in the united states, as
                       represented by a broad stock market index
--------------------------------------------------------------------------------


What is the Russell 3000(R)?
--------------------------------------------------------------------------------
The Account uses the Russell 3000(R) Index as its benchmark. The Russell 3000 is an unmanaged index of stocks of the 3,000 largest (based on market capitalization) publicly traded U.S. companies. Russell 3000 companies represent about 98 percent of the total market capitalization of the publicly traded U.S. stock market.

   Frank Russell Company annually rebalances the Index. Each year on May 31, Russell ranks the 3,000 largest U.S. stocks by market capitalization. The shares outstanding for each company are adjusted so the Index includes only the segment in which investors can freely transact shares.

   The 1999 "reconstitution" process resulted in 450 companies being added to the Russell 3000 Index effective July 1, replacing 258 companies that were deleted. The additions exceed deletions because companies that fall out of the Index because of mergers or bankruptcies during the previous 12 months are not replaced until the reconstitution process. The additions came from 179 initial public offerings (IPOs), as well as smaller companies that "moved up."

   The Russell 3000 Index is a trademark and service mark of the Frank Russell Company. No CREF account is promoted, endorsed, sponsored, or sold by, or affiliated with the Frank Russell Company.
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS AS OF 6/30/00
--------------------------------------------------------------------------------
                                    SHARES  MARKET VALUE     PERCENT OF
    COMPANY                       (000,000)     (000,000)    NET ASSETS
--------------------------------------------------------------------------------
   General Electric Co                 3.7        $194.1          3.79%
   Intel Corp                          1.2         166.0          3.23
   Cisco Systems, Inc                  2.6         163.5          3.19
   Microsoft Corp                      1.4         114.1          2.22
   Pfizer, Inc                         2.3         111.9          2.18
   Exxon Mobil Corp                    1.3         101.2          1.97
   Citigroup, Inc                      1.3          75.3          1.47
   International Business Machines
    Corp                               0.7          72.0          1.40
   Lucent Technologies, Inc            1.2          70.9          1.38
   Oracle Corp                         0.8          68.2          1.33




$10,000 SINCE 4/29/94 INCEPTION
--------------------------------------------------------------------------------

[The following table represents a chart in the printed piece.]

         Russell 3000(R) Index      Equity Index Account
4/24/94                 10,000                   10,000
6/30/94                  9,833                    9,882
6/30/95                 12,284                   12,287
6/30/96                 15,479                   15,413
6/30/97                 20,213                   20,095
6/30/98                 26,035                   25,806
6/30/99                 31,269                   30,987
6/30/2000               34,271                   33,902


THE GRAPH ASSUMES A $10,000 INVESTMENT IN THE CREF EQUITY INDEX ACCOUNT, ON APRIL 29, 1994. IT SHOWS THAT, BY JUNE 30, 2000, THE INVESTMENT WOULD HAVE GROWN TO $33,902. FOR COMPARISON, THE GRAPH SHOWS HOW A $10,000 INVESTMENT IN THE RUSSELL 3000, THE EQUITY INDEX ACCOUNT'S BENCHMARK (SEE BOX AT LEFT), DID OVER THE SAME PERIOD.


PORTFOLIO COMPOSITION AS OF 6/30/00
--------------------------------------------------------------------------------

Technology                       30.9%
Consumer Products
  and Services                   28.6%
Financial                        13.2%
Manufacturing and Materials      11.0%
Utilities                        10.3%
Energy                            4.3%
Short-Term Investments            0.9%
Transportation                    0.8%



PERFORMANCE AT A GLANCE AS OF 6/30/00

-----------------------------------------------------------------------------------------------------------------------------------
                                         AVERAGE ANNUAL COMPOUND                           CUMULATIVE RATES
                                         RATES OF TOTAL RETURN(1)                          OF TOTAL RETURN(1)           NET ASSETS
                           1 YEAR     5 YEARS   SINCE 4/29/94 INCEPTION     1 YEAR    5 YEARS SINCE 4/29/94 INCEPTION  (IN BILLIONS)
-----------------------------------------------------------------------------------------------------------------------------------
Equity Index Account        9.41%      22.51%           21.85%               9.41%     175.93%        239.02%               $5.1
Russell 3000 Index          9.60%      22.78%           22.16%               9.60%     178.99%        244.41%
-----------------------------------------------------------------------------------------------------------------------------------

(1) PAST PERFORMANCE SHOULDN'T BE TAKEN AS A GUARANTEE OF THE SAME FUTURE RATES OF RETURN FROM THE EQUITY INDEX ACCOUNT. FUTURE RETURNS WILL FLUCTUATE, AS WILL THE VALUE OF INVESTMENT PRINCIPAL. THE SHARES YOU OWN MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL VALUE UPON REDEMPTION.


10 o 2000 CREF Semi-Annual Report

   Statement of Investments - MONEY MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                            VALUE (000)
  ---------                                            -----------
SHORT TERM INVESTMENTS--100.15%
BANK NOTES--2.25%
                 BANK OF AMERICA
$20,000,000        6.820%, 09/01/00 ................... $  20,003
 25,000,000        6.440%, 10/12/00 ...................    24,968
 20,000,000        7.060%, 12/01/00 ...................    20,008
                 FIRST TENNESSEE NATIONAL BANK
 25,000,000        6.760%, 02/26/01 ...................    24,932
                 HARRIS TRUST AND SAVINGS BANK
 49,000,000        6.600%, 08/11/00 ...................    49,000
                 HUNTINGTON NATIONAL BANK
 10,000,000        5.660%, 07/06/00 ...................     9,998
                                                         --------
                                                          148,909
                                                         --------
CERTIFICATES OF DEPOSIT--4.95%
                 ABN AMRO BANK NV
 20,000,000        6.720%, 03/02/01 ...................    19,920
                 BANK OF AMERICA
 29,000,000        6.260%, 08/07/00 ...................    28,986
                 BANK OF NOVA SCOTIA
 25,000,000        6.680%, 09/18/00 ...................    24,997
                 CANADIAN IMPERIAL BANK OF COMMERCE
 50,000,000        6.740%, 08/30/00 ...................    50,002
 50,000,000        6.680%, 09/07/00 ...................    49,998
                 DEUTSCHE BANK
 15,000,000        5.710%, 07/06/00 ...................    14,998
 20,000,000        6.695%, 02/05/01 ...................    19,934
 15,000,000        6.700%, 02/14/01 ...................    14,950
                 MELLON BANK NA
 13,350,000        5.700%, 07/07/00 ...................    13,348
                 REGIONS BANK (ALABAMA)
 20,000,000        6.230%, 11/06/00 ...................    19,935
                 SOCIETE GENERALE
 10,000,000        6.735%, 03/16/01 ...................     9,963
 25,000,000        6.750%, 04/17/01 ...................    24,898
                 TORONTO DOMINION HOLDINGS (U.S.)
 10,000,000        6.620%, 07/24/00 ...................     9,999
                 WESTDEUTSCHE LANDESBANK
 25,000,000        6.750%, 08/24/00 ...................    25,000
                                                         --------
                                                          326,928
                                                         --------
COMMERCIAL PAPER--81.49%
                 ABN AMRO NORTH AMERICA FINANCE, INC
 18,000,000        5.960%, 08/07/00 ...................    17,877
 32,000,000        6.760%, 11/27/00 ...................    31,117
                 AMERICAN EXPRESS CREDIT CORP
  4,786,000     c  6.780%, 07/07/00 ...................     4,781
                           AMERICAN HONDA FINANCE CORP
 20,000,000     c  6.500%, 07/07/00 ...................    19,978
 20,000,000        6.500%, 07/17//00 ..................    19,941
  8,800,000        6.640%, 08/10/00 ...................     8,735
 20,000,000        6.640%, 08/16/00 ...................    19,829
 17,500,000        6.650%, 08/21/00 ...................    17,335
 25,000,000        6.640%, 08/22/00 ...................    24,760
 25,000,000        6.650%, 08/31/00 ...................    24,717
                 AMERICAN TELEPHONE & TELEGRAPH CO
 50,000,000        6.550%, 08/15/00 ...................    49,584
 50,000,000        6.650%, 08/30/00 ...................    49,443
 46,000,000        6.660%, 09/05/00 ...................    45,437
                 ASSET SECURITIZATION COOP CORP
 16,000,000     c  6.520%, 07/10/00 ...................    15,974
 50,000,000     c  6.560%, 07/11/00 ...................    49,909
 32,000,000     c  6.550%, 08/07/00 ...................    31,781
 52,297,000     c  6.670%, 08/23/00 ...................    51,784
                 BANK OF NOVA SCOTIA
 25,000,000        6.630%, 08/28/00 ...................    24,730
                 BEAR STEARNS CO, INC
 45,000,000        6.710%, 09/05/00 ...................    44,449
                 BELL ATLANTIC FINANCIAL SERVICES, INC
 22,000,000        6.475%, 07/10/00 ...................    21,964
 35,000,000        6.480%, 07/13/00 ...................    34,923
 29,000,000        6.630%, 08/08/00 ...................    28,796
                 BELL ATLANTIC NETWORK FUNDING CORP
 44,750,000        6.540%, 07/24/00 ...................    44,563
 35,000,000        6.540%, 07/27/00 ...................    34,835
 20,000,000        6.570%, 08/16/00 ...................    19,832
                 BELLSOUTH TELECOMMUNICATIONS, INC
 10,000,000        6.540%, 07/19/00 ...................     9,967
 40,000,000        6.670%, 09/26/00 ...................    39,356
                 BETA FINANCE, INC
 30,000,000     c  6.620%, 09/11/00 ...................    29,600
 10,000,000     c  6.260%, 10/10/00 ...................     9,813
                 BMW U.S. CAPITAL CORP
 16,000,000        6.540%, 08/16/00 ...................    15,866
105,698,000        6.570%, 09/18/00 ...................   104,150
                 BRITISH TELECOMMUNICATION PLC
 50,000,000        6.620%, 08/21/00 ...................    49,528
 50,000,000        6.690%, 09/18/00 ...................    49,268
 25,000,000        6.770%, 11/08/00 ...................    24,398
 25,000,000        6.880%, 02/12/01 ...................    23,952
                 CAMPBELL SOUP CO
 25,000,000        6.600%, 08/23/00 ...................    24,755
 25,000,000        6.540%, 09/07/00 ...................    24,685
 40,000,000        6.180%, 10/11/00 ...................    39,244
                 CANADIAN IMPERIAL HOLDINGS, INC
 40,000,000        6.540%, 07/19/00 ...................    39,869
                 CIESCO LP
 27,500,000     c  6.520%, 07/12/00 ...................    27,444
 50,000,000        6.550%, 07/20/00 ...................    49,823
 19,000,000        6.560%, 07/20/00 ...................    18,934
 14,000,000     c  6.540%, 07/24/00 ...................    13,942
 25,000,000        6.580%, 09/07/00 ...................    24,685
 15,000,000        6.580%, 09/12/00 ...................    14,797
                 CIT GROUP HOLDINGS, INC
 10,000,000        6.150%, 07/17/00 ...................     9,970
                 CLOROX CO
 40,000,000        6.080%, 07/05/00 ...................    39,971
 13,682,000        6.090%, 07/05/00 ...................    13,672
                 COCA COLA CO
 50,000,000        6.500%, 07/07/00 ...................    49,946
                 COCA-COLA ENTERPRISES, INC
 50,000,000     c  6.130%, 07/14/00 ...................    49,880
 25,000,000     c  6.550%, 07/24/00 ...................    24,893
                 CORPORATE ASSET FUNDING CORP, INC
 12,600,000     c  6.550%, 07/11/00 ...................    12,577
 42,000,000     c  6.530%, 07/21/00 ...................    41,848
 25,000,000     c  6.550%, 07/24/00 ...................    24,893
 20,000,000     c  6.550%, 08/04/00 ...................    19,876
 50,000,000     c  6.650%, 08/21/00 ...................    49,528
                 CREDIT SUISSE FIRST BOSTON, INC
 35,000,000        6.620%, 08/14/00 ...................    34,715
 25,000,000        6.580%, 09/05/00 ...................    24,694
 35,000,000        6.600%, 09/11/00 ...................    34,533
 50,000,000        6.580%, 09/14/00 ...................    49,304
                 DAIMLERCHRYSLER NORTH AMERICA HOLDINGS
 25,000,000        6.130%, 08/08/00 ...................    24,824
 75,000,000        6.600%, 08/28/00 ...................    74,190
 26,000,000        6.560%, 09/20/00 ...................    25,610
 25,000,000        6.220%, 10/10/00 ...................    24,532


--------------------------------------------------------------------------------
                        SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report  o 11

   Statement of Investments - MONEY MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                            VALUE (000)
  ---------                                            -----------

COMMERCIAL PAPER--(Continued)
                 DELAWARE FUNDING CORP
$40,000,000     c  6.590%, 07/11/00 ................... $  39,927
 10,118,000     c  6.570%, 07/17/00 ...................    10,088
 20,000,000     c  6.580%, 07/18/00 ...................    19,938
 30,309,000     c  6.600%, 07/24/00 ...................    30,181
 50,000,000     c  6.550%, 07/25/00 ...................    49,782
                 DEUTSCHE BANK FINANCIAL, INC
 50,000,000        6.610%, 07/31/00 ...................    49,725
                 DUKE ENERGY CORP
 44,000,000        6.900%, 07/05/00 ...................    43,966
                 DUPONT (E.I.) DE NEMOURS & CO
 25,000,000        6.550%, 07/18/00 ...................    24,923
 25,000,000        5.960%, 08/16/00 ...................    24,786
                 EASTMAN KODAK CO
 12,750,000        6.150%, 07/17/00 ...................    12,712
 15,000,000        6.150%, 07/18/00 ...................    14,953
 15,000,000        6.600%, 08/14/00 ...................    14,878
 45,000,000        6.630%, 08/17/00 ...................    44,607
                 ENTERPRISE FUNDING CORP
 20,382,000     c  6.130%, 07/11/00 ...................    20,345
 39,000,000     c  6.540%, 07/19/00 ...................    38,872
                 EQUILON ENTERPRISES LLC
 39,000,000        6.520%, 07/13/00 ...................    38,915
 25,000,000        6.600%, 08/15/00 ...................    24,792
 40,000,000        6.560%, 09/13/00 ...................    39,452
 30,000,000        6.550%, 09/18/00 ...................    29,561
 17,000,000     c  6.570%, 09/19/00 ...................    16,748
                 FORD MOTOR CREDIT CO
 10,000,000        6.720%, 07/03/00 ...................     9,996
 28,900,000        6.540%, 08/07/00 ...................    28,702
                 FORTUNE BRANDS, INC
 20,000,000        6.100%, 07/05/00 ...................    19,985
 15,000,000        6.130%, 07/10/00 ...................    14,975
 15,000,000     c  6.610%, 08/02/00 ...................    14,911
 33,400,000     c  6.650%, 09/05/00 ...................    32,991
 20,000,000        6.650%, 09/06/00 ...................    19,751
 18,000,000        6.670%, 09/07/00 ...................    17,773
 12,085,000        6.700%, 10/10/00 ...................    11,859
 18,000,000        6.080%, 07/10/00 ...................    17,970
                 GENERAL ELECTRIC CAPITAL CORP
 64,000,000        6.580%, 07/21/00 ...................    63,766
 12,400,000        6.530%, 07/26/00 ...................    12,344
 16,900,000        6.590%, 08/10/00 ...................    16,776
 16,000,000        6.570%, 09/15/00 ...................    15,774
 42,000,000        6.220%, 10/10/00 ...................    41,213
                 GENERAL MOTORS ACCEPTANCE CORP
 68,000,000        6.130%, 07/05/00 ...................    67,951
 32,000,000        6.140%, 07/17/00 ...................    31,905
 50,000,000        6.160%, 08/10/00 ...................    49,629
                 GOLDMAN SACHS GROUP LP
 20,000,000        6.520%, 07/05/00 ...................    19,986
 69,000,000        6.580%, 07/05/00 ...................    68,950
                 GTE CORP
 17,800,000        6.600%, 07/11/00 ...................    17,767
 20,000,000     c  6.610%, 07/18/00 ...................    19,938
 10,000,000        6.600%, 07/27/00 ...................     9,952
 25,000,000        6.630%, 08/01/00 ...................    24,857
 23,300,000     c  6.650%, 08/07/00 ...................    23,141
                 GTE FUNDING, INC
  5,800,000        6.700%, 07/12/00 ...................     5,788
 15,200,000        6.700%, 07/13/00 ...................    15,166
                 HARLEY-DAVIDSON FUNDING CORP
 32,000,000     c  6.540%, 07/06/00 ...................    31,971
 18,000,000     c  6.550%, 07/11/00 ...................    17,967
                 HD REAL ESTATE FUNDING CORP
 25,000,000     c  6.650%, 11/06/00 ...................    24,407
 25,000,000     c  6.750%, 11/06/00 ...................    24,407
                 HEINZ (H.J.) CO
 45,000,000        6.570%, 07/21/00 ...................    44,836
                 HONEYWELL, INC
  1,250,000        6.500%, 07/05/00 ...................     1,249
                 HOUSEHOLD FINANCE CORP
 35,000,000        6.100%, 07/06/00 ...................    34,968
                 INTERNATIONAL LEASE FINANCE CORP
 55,500,000        6.130%, 08/07/00 ...................    55,120
 50,000,000        6.540%, 08/07/00 ...................    49,665
                 JOHNSON & JOHNSON CO
 25,000,000     c  5.800%, 07/06/00 ...................    24,977
  7,000,000     c  5.700%, 07/24/00 ...................     6,970
                 MCGRAW-HILL, INC
 25,000,000        6.550%, 08/07/00 ...................    24,829
 23,500,000        6.550%, 08/08/00 ...................    23,334
                 MERRILL LYNCH & CO, INC
 45,000,000        6.120%, 07/11/00 ...................    44,917
 15,000,000        6.130%, 07/11/00 ...................    14,972
 25,000,000        6.170%, 07/11/00 ...................    24,954
                           MORGAN STANLEY DEAN WITTER
 41,000,000        6.590%, 09/11/00 ...................    40,453
                 MOTIVA ENTERPRISES LLC
 30,000,000        6.550%, 09/05/00 ...................    29,633
 25,000,000        6.570%, 09/05/00 ...................    24,694
                 MOTOROLA CREDIT CORP
 19,000,000        6.090%, 07/07/00 ...................    18,979
 68,000,000        6.130%, 07/14/00 ...................    67,837
 22,000,000        6.590%, 07/28/00 ...................    21,891
                 MOTOROLA, INC
 25,500,000        6.580%, 07/27/00 ...................    25,376
  8,000,000        6.560%, 09/11/00 ...................     7,893
                 NATIONAL RURAL UTILITIES COOP FINANCE
 40,000,000     c  5.980%, 07/10/00 ...................    39,934
 28,000,000        6.120%, 07/18/00 ...................    27,912
 16,000,000        6.150%, 07/18/00 ...................    15,950
 23,000,000        6.540%, 07/20/00 ...................    22,919
 25,000,000     c  6.100%, 09/12/00 ...................    24,662
 20,000,000        6.370%, 12/12/00 ...................    19,390
                 NORTHERN STATES POWER CO
 30,000,000        6.470%, 07/10/00 ...................    29,952
                 PACCAR FINANCIAL CORP
 65,000,000        6.570%, 08/10/00 ...................    64,518
 30,000,000        6.640%, 08/24/00 ...................    29,700
                 PACIFIC GAS & ELECTRIC CO
 18,400,000        6.540%, 07/14/00 ...................    18,357
                 PARK AVENUE RECEIVABLES CORP
  7,500,000     c  6.530%, 07/06/00 ...................     7,493
 14,424,000     c  6.550%, 07/12/00 ...................    14,395
 50,000,000     c  6.570%, 07/14/00 ...................    49,881
 50,000,000     c  6.580%, 07/19/00 ...................    49,835
  9,500,000     c  6.580%, 07/20/00 ...................     9,467
                 PREFERRED RECEIVABLES FUNDING CORP
 25,000,000     c  6.580%, 07/06/00 ...................    24,977
 44,200,000     c  6.600%, 07/21/00 ...................    44,038
 27,535,000     c  6.610%, 07/27/00 ...................    27,404
 35,800,000     c  6.570%, 07/31/00 ...................    35,604
                 RECEIVABLES CAPITAL CORP
 25,000,000     c  6.150%, 07/14/00 ...................    24,940
 21,500,000     c  6.550%, 07/20/00 ...................    21,426
 44,680,000     c  6.600%, 07/25/00 ...................    44,483
 33,000,000     c  6.550%, 07/28/00 ...................    32,842
                 SALOMON SMITH BARNEY HOLDINGS, INC
 25,000,000        6.550%, 08/07/00 ...................    24,829

                       SEE NOTES TO FINANCIAL STATEMENTS

12 o  2000 CREF Semi-Annual Report

   Statement of Investments - MONEY MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                            VALUE (000)
  ---------                                            ----------

COMMERCIAL PAPER--(Continued)
                 SBC COMMUNICATIONS, INC
$50,000,000        6.610%, 08/24/00 ...................$   49,501
 18,815,000     c  6.560%, 08/29/00 ...................    18,609
                 SIGMA FINANCE, INC
 50,000,000     c  6.670%, 08/24/00 ...................    49,501
 50,000,000     c  6.620%, 09/05/00 ...................    49,388
                 SOUTHERN CALIFORNIA EDISON CO
 16,000,000        6.100%, 07/12/00 ...................    15,968
 42,000,000        6.520%, 07/12/00 ...................    41,916
 22,000,000        6.570%, 09/13/00 ...................    21,698
 28,000,000        6.570%, 09/18/00 ...................    27,590
                 STANLEY WORKS
 27,000,000     c  6.130%, 07/10/00 ...................    26,955
 13,000,000     c  6.125%, 07/12/00 ...................    12,974
 20,000,000     c  6.540%, 07/19/00 ...................    19,935
 26,000,000     c  6.580%, 08/03/00 ...................    25,841
                 TORONTO DOMINION HOLDINGS (U.S.)
 40,000,000        6.160%, 08/04/00 ...................    39,747
                 VENTURES BUSINESS TRUST
 36,000,000     c  6.550%, 07/10/00 ...................    35,941
 35,000,000     c  6.580%, 08/18/00 ...................    34,693
                 VIRGINIA ELECTRIC & POWER CO
 35,000,000        6.550%, 07/06/00 ...................    34,968
 12,000,000        6.550%, 07/10/00 ...................    11,980
 17,500,000        6.520%, 07/25/00 ...................    17,424
 30,000,000        6.530%, 08/10/00 ...................    29,778
 30,000,000        6.530%, 08/14/00 ...................    29,761
 15,000,000        6.640%, 08/31/00 ...................    14,830
                 WAL-MART STORES, INC
 33,000,000     c  6.550%, 07/31/00 ...................    32,820
 36,000,000        6.570%, 08/01/00 ...................    35,796
 31,000,000        6.560%, 09/12/00 ...................    30,581
                                                       ----------
                                                        5,382,975
                                                       ----------
EURO CERTIFICATES OF DEPOSIT--0.38%
                 WESTDEUTSCHE LANDESBANK
 25,000,000        6.460%, 10/12/00 ...................    24,968
                                                       ----------
MEDIUM TERM BONDS--1.12%
                 BETA FINANCE, INC
 15,000,000        6.810%, 02/26/01 ...................    14,966
 20,000,000        6.800%, 04/25/01 ...................    19,996
 25,000,000        7.440%, 05/31/01 ...................    25,050
                 FLORIDA POWER & LIGHT CO
  4,000,000        6.330%, 07/01/00 ...................     4,000
                 IBM CREDIT CORP
 10,000,000        5.860%, 09/01/00 ...................     9,981
                                                       ----------
                                                           73,993
                                                       ----------
U.S. GOVERNMENT AND AGENCIES--0.78%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 20,000,000        5.550%, 07/14/00 ...................    19,992
 32,000,000        6.140%, 10/12/00 ...................    31,394
                                                       ----------
                                                           51,386
                                                       ----------
VARIABLE RATE NOTES--9.18%
                 AMERICAN EXPRESS CENTURION BANK
 25,000,000        6.660%, 06/26/01 ...................    25,000
                 AMERICAN HONDA FINANCE CORP
  5,000,000        6.817%, 11/20/00 ...................     5,001
 10,000,000        6.888%, 05/21/01 ...................    10,005
                 ASSOCIATES CORP OF NORTH AMERICA
 32,000,000        6.865%, 06/14/01 ...................    32,032
                 BANC ONE CORP
 10,000,000        6.830%, 03/30/01 ...................    10,002
 25,000,000        6.919%, 04/04/01 ...................    25,030
                 BETA FINANCE, INC
 25,000,000        6.262%, 01/23/01 ...................    24,995
 25,000,000        6.636%, 02/15/01                        24,998
                 CATERPILLAR FINANCIAL SERVICES CORP
 15,000,000        6.685%, 04/02/01 ...................    14,991
                 CIT GROUP HOLDINGS, INC
 25,000,000        6.801%, 06/06/01 ...................    24,985
 25,000,000        6.676%, 07/16/01 ...................    24,963
                 CITIGROUP, INC
 25,000,000        6.600%, 06/06/01 ...................    24,993
                 FCC NATIONAL BANK
 25,000,000        6.902%, 03/02/01 ...................    24,998
                 FIRST TENNESSEE NATIONAL BANK
 25,000,000        6.608%, 07/17/00 ...................    25,000
 25,000,000        7.170%, 02/22/01 ...................    24,990
                 FIRST UNION NATIONAL BANK (CHARLOTTE)
 30,000,000        7.170%, 02/15/01 ...................    29,985
 20,000,000        6.960%, 11/13/00 ...................    20,016
 25,000,000        7.190%, 05/08/01 ...................    24,993
                 FLEET NATIONAL BANK
 50,000,000        6.910%, 03/27/01 ...................    50,035
                 FORD MOTOR CREDIT CO
 15,000,000        6.810%, 02/13/01 ...................    15,006
                 KEY BANK
 10,000,000        6.827%, 08/29/00 ...................    10,000
 10,000,000        7.230%, 01/30/01 ...................    10,000
                 NATIONAL CITY CORP
 65,000,000        6.330%, 04/23/01 ...................    64,805
                 SIGMA FINANCE, INC
 25,000,000        6.633%, 12/04/00 ...................    24,998
 25,000,000        6.790%, 05/25/01 ...................    24,998
                 SOUTHTRUST BANK NA
 10,000,000        6.692%, 10/04/00 ...................    10,000
                                                       ----------
                                                          606,819
                                                       ----------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $6,617,611) .................. 6,615,978
                                                       ----------
                 TOTAL PORTFOLIO--100.15%
                   (COST $6,617,611) .................. 6,615,978
                 OTHER ASSETS &
                   LIABILITIES, NET - (0.15%) .........   (10,194)
                                                       ----------
                 NET ASSETS--100.00% ..................$6,605,784
                                                       ==========
----------------
c Commerical  Paper issued under the Private  Placement  exemption under Section
  4(2) of the Securities Act of 1933, as amended.


                        SEE NOTES TO FINANCIAL STATEMENTS

                                               2000 CREF Semi-Annual Report o 13

 Statement of Investments - INFLATION-LINKED
                                       BOND ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                            VALUE (000)
  ---------                                            ----------
GOVERNMENT BONDS--98.47%
  U.S. TREASURY SECURITIES--98.47%
                 U.S. TREASURY INFLATION INDEXED
 $41,020,752       3.625%, 07/15/02 .................  $   40,738
 39,223,787        3.375%, 01/15/07 .................      37,618
 40,214,912        3.625%, 01/15/08 .................      38,990
 37,423,175        3.875%, 01/15/09 .................      36,850
 40,539,338        3.625%, 04/15/28 .................      38,639
 34,209,478        3.875%, 04/15/29 .................      34,071
                 U.S. TREASURY NOTE
 14,398,232        4.250%, 01/15/10 .................      14,605
                                                       ----------
                                                          241,511
                                                       ----------
                 TOTAL GOVERNMENT BONDS
                   (COST $242,319) ..................     241,511
                                                       ----------
                 TOTAL PORTFOLIO--98.47%
                   (COST $242,319) ..................     241,511
                 OTHER ASSETS &
                   LIABILITIES, NET - 1.53% .........       3,747
                                                       ----------
                 NET ASSETS--100.00% ................  $  245,258
                                                       ==========


                       SEE NOTES TO FINANCIAL STATEMENTS

14 o 2000 CREF Semi-Annual Report

   Statement of Investments - BOND MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------
  PRINCIPAL                                            RATINGS+    VALUE (000)
  ---------                                            -------     ----------

BONDS--98.31%
CORPORATE BONDS--30.69%
 ASSET BACKED--6.40%
                 ADVANTA MORTGAGE LOAN TRUST
                  SERIES 1998-1 (CLASS A3)
$11,500,000        6.270%, 12/25/17 ...................  AAA       $ 11,345
                 CHASE CREDIT CARD MASTER TRUST
                  SERIES 1997-2 (CLASS B)
 10,000,000        6.450%, 04/15/03 ...................   A2          9,987
                 GE CAPITAL MORTGAGE SERVICES, INC
                  SERIES 1999-HE1 (CLASS A3)
 20,300,000        6.035%, 06/25/20 ...................  AAA         19,796
                 GREENPOINT MANUFACTURED HOUSING
                  SERIES 1999-5 (CLASS A2)
 21,000,000        7.080%, 02/15/18 ...................  AAA         20,718
                 GREEN TREE HOME EQUITY LOAN TRUST
                  SERIES 1999-A (CLASS A2)
  9,000,000        5.780%, 02/15/14 ...................  AAA          8,890
                 GREEN TREE HOME EQUITY LOAN TRUST
                  SERIES 1998-C (CLASS A3)
 26,340,000        6.180%, 07/15/29 ...................  AAA         26,212
                 NAVISTAR FINANCIAL CORP OWNER TRUST
                  SERIES 2000-A (CLASS A4)
 16,750,000        7.340%, 01/15/07 ...................  AAA         16,843
                 NEWCOURT EQUIPMENT TRUST
                  SECURITIES SERIES 1999-1 (CLASS A4)
 23,500,000        7.180%, 10/20/05 ...................  AAA         23,469
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS1 (CLASS A13)
 12,000,000        7.735%, 10/25/25 ...................  AAA         11,976
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 1999-KS3 (CLASS AI3)
 12,000,000        7.180%, 01/25/25 ...................  AAA         11,869
                 RESIDENTIAL ASSET SECURITIES CORP
                  SERIES 2000-KS3 (CLASS AI6)
  5,000,000        7.810%, 06/25/31 ...................  AAA          5,013
                 SAXON ASSET SECURITIES TRUST SERIES
                  1999-3 (CLASS AF6)
  5,000,000        7.525%, 06/25/14 ...................  AAA          4,952
                 VANERBILT MORTGAGE FINANCE SERIES
                  1999-D (CLASS IA2)
  7,500,000        6.815%, 08/07/12 ...................  AAA          7,358
                                                                   --------
                 TOTAL ASSET BACKED ...................             178,428
                                                                   --------
BASIC INDUSTRIES--0.35%
 CHEMICALS AND PLASTIC--0.35%
                 PROCTER & GAMBLE CO (UNSUB NOTE)
  5,000,000        5.250%, 09/15/03 ...................  AA2          4,733
                 ROHM & HAAS CO DEB
  5,000,000      g 7.850%, 07/15/29 ...................   A3          5,056
                                                                   --------
                 TOTAL BASIC INDUSTRIES ...............               9,789
                                                                   --------
ENERGY--1.49%
 OIL, GAS AND OTHER ENERGY SERVICES--1.49%
                 AMERADA HESS CORP DEB
  5,000,000        7.875%, 10/01/29 ................... BAA1          4,889
                 BAKER HUGHS, INC (SR NOTE)
  5,000,000        6.250%, 01/15/09 ...................   A2          4,582
                 CONOCO, INC (SR NOTE)
  9,250,000        5.900%, 04/15/04 ...................   A3          8,833
  5,000,000        6.950%, 04/15/29 ...................   A3          4,545
                 NORSK HYDRO A/S DEB
  5,000,000        7.150%, 01/15/29 ...................   A2          4,472
                 OCCIDENTAL PETROLEUM NOTE
  5,000,000        8.450%, 02/15/29 ................... BAA3          5,119
                 PHILLIPS PETE CO NOTE
  4,000,000        8.500%, 05/25/05 ................... BAA2          4,132
                 TOSCO CORP DEB
  5,000,000        8.125%, 02/15/30 ................... BAA2          4,984
                                                                   --------
                 TOTAL ENERGY .........................              41,556
                                                                   --------
FINANCE--8.20%
 BANKS, SAVINGS AND LOANS--2.74%
                 ABBEY NATIONAL PLC (SUBDEB)
  5,000,000        7.950%, 10/26/26 ...................  AA2          4,942
                 BANK OF AMERICA NOTE
  7,500,000        7.800%, 02/15/10 ...................  AA3          7,462
  5,000,000        7.875%, 05/16/05 ...................  AA3          5,078
                 BARCLAYS BANK PLC (SUB NOTE)
  7,000,000        7.400%, 12/15/09 ...................  AA3          6,817
                 CITIGROUP, INC NOTE
 10,000,000        7.450%, 06/06/02 ...................  AA2         10,027
  5,000,000      e 6.200%, 03/15/09 ...................  AA2          4,588
                 FIRST UNION CORP NOTE
  8,000,000        6.950%, 11/01/04 ...................   A1          7,758
                 FLEET BOSTON CORP (SUB NOTE)
 10,000,000      e 7.375%, 12/01/09 ...................   A3          9,607
                 PNC FUNDING CORP
  5,600,000        7.500%, 11/01/09 ...................   A3          5,450
                 WACHOVIA CORP (SUB NOTE)
 11,065,000        6.150%, 03/15/09 ...................   A1          9,859
                 WELLS FARGO BANK NA (SUB NOTE)
  5,000,000        7.800%, 06/15/10 ...................  AA3          5,038
                                                                   --------
                                                                     76,626
                                                                   --------
 CREDIT AND OTHER FINANCE--3.80%
                 ARISTAR, INC (SR NOTE)
 10,000,000        6.000%, 05/15/02 ...................   A3          9,697
                 DAIMLERCHRYSLER NA HOLDINGS
                  (MEDIUM TERM NOTE)
 13,500,000        6.670%, 02/15/02 ...................   A1         13,371
 11,500,000        6.840%, 10/15/02 ...................   A1         11,401
                 FORD MOTOR CREDIT NOTE
  9,000,000        7.375%, 10/28/09 ...................   A1          8,705
 10,000,000        6.700%, 07/16/04 ...................   A1          9,689
                 GENERAL ELECTRIC CAPITAL CORP
                  (MEDIUM TERM NOTE)
  9,500,000        6.650%, 09/03/02 ...................  AAA          9,408
 10,000,000        5.650%, 03/31/03 ...................  AAA          9,604
  5,000,000        7.375%, 01/19/10 ...................  AAA          5,060
                 GENERAL MOTORS ACCEPTANCE CORP
                  (MEDIUM TERM NOTE)
  4,500,000        6.750%, 12/10/02 ...................   A2          4,423
  5,000,000        7.750%, 01/19/10 ...................   A2          4,971
                 HOUSEHOLD FINANCE CO
  5,000,000        6.875%, 03/01/03 ...................   A2          4,894
                 JOHN DEERE CAPITAL CORP
 10,000,000        7.000%, 10/15/02 ...................   A2          9,934
                 NORWEST FINANCIAL, INC (SR NOTE)
  5,000,000        6.700%, 09/22/04 ...................  AA3          4,847
                                                                   --------
                                                                    106,004
                                                                   --------
 INSURANCE--0.67%
                 ALLSTATE CORP (SR NOTE)
  5,000,000        7.200%, 12/01/09 ...................   A1          4,780
                 AMERICAN GENERALFINANCE(SRNOTE)
  5,000,000        8.500%, 07/01/30 ...................   A2          4,999
                 ASSOCIATED P & C HOLDINGS, INC (SR NOTE)
  5,000,000        6.750%, 07/15/03 ................... BAA1          4,815
                 GE GLOBAL INSURANCE NOTE
  4,000,000        7.750%, 06/15/30 ...................  AA1          3,976
                                                                   --------
                                                                     18,570
                                                                   --------

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                               2000 CREF Semi-Annual Report o 15

   Statement of Investments - BOND MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+   VALUE (000)
  --------                                              -------    ----------

 SECURITIES AND COMMODITIES--0.99%
                 GOLDMAN SACHS GROUP
$10,000,000      e 7.800%, 01/28/10 ...................   A1       $  9,897
                 MERRILL LYNCH & CO NOTE
  3,000,000        6.875%, 11/15/18 ...................  AA3          2,646
                 MORGAN STANLEY DEAN WITTER
 10,000,000        7.125%, 01/15/03 ...................  AA3          9,936
  5,000,000        7.750%, 06/15/05 ...................  AA3          5,035
                                                                   --------
                                                                     27,514
                                                                   --------
                 TOTAL FINANCE ........................             228,714
                                                                   --------
 OTHER MORTGAGE BACKED SECURITIES--1.46%
                 BEAR STEARNS COMMERCIAL
                  MORTGAGE SECURITIES SERIES
                  2000-WF1 (CLASS C)
  9,531,000        7.892%, 02/15/10 ...................  AAA          9,698
                 COMMERCIAL MORTGAGE ASSET TRUST
                  SERIES 1999-C1 (CLASS A3)
  3,050,000        6.640%, 09/17/10 ...................  AAA          2,877
                 HELLER FINANCIAL COMMERCIAL
                  MORTGAGE ASSET SERIES 2000-PH1
                  (CLASS A2)
  5,000,000        7.750%, 11/15/09 ...................  AAA          5,076
                 JP MORGAN COMMERCIAL MORTGAGE
                  FINANCIALCORP SERIES2000-C9 (CLASS A)
 22,874,833        7.590%, 10/15/32 ...................  AAA         23,071
                                                                   --------
                 TOTAL OTHER MORTGAGE
                  BACKED SECURITIES ....................             40,722
                                                                   --------
FOODS AND RELATED--0.17%
 BEVERAGES, OTHER FOOD PRODUCTS--0.17%
                 DIAGEO CAPITAL PLC NOTE
  5,000,000        6.625%, 06/24/04 ...................   A1          4,859
                                                                   --------
                 TOTAL FOODS AND RELATED ..............               4,859
                                                                   --------
HEALTH--0.46%
 DRUGS AND PHARMACEUTICALS--0.46%
                 ABBOTT LABORATORIES NOTE
  5,000,000        5.400%, 09/15/08 ...................  AA1          4,457
                 JOHNSON & JOHNSON CO DEB
  4,500,000        6.950%, 09/01/29 ...................  AAA          4,309
                 MERCK & CO, INC DEB
  5,000,000        5.950%, 12/01/28 ...................  AAA          4,195
                                                                   --------
                 TOTAL HEALTH .........................              12,961
                                                                   --------
INDUSTRIAL MACHINERY--0.18%
 OTHER INDUSTRIAL EQUIPMENT--0.18%
                 CATERPILLAR, INC DEB
  4,788,000        9.750%, 06/01/19 ...................   A2          5,002
                                                                   --------
                 TOTAL INDUSTRIAL MACHINERY ...........               5,002
                                                                   --------
MEDIA AND LEISURE--2.07%
 BROADCASTING--1.86%
                 CSC HOLDINGS, INC NOTE
  2,150,000        8.125%, 08/15/09 ...................  BA2          2,090
                 DISNEY (WALT) CO NOTE
 10,000,000      e 7.300%, 02/08/05 ...................   A2         10,076
                 JONES INTERCABLE, INC (SR NOTE)
 12,500,000        9.625%, 03/15/02 ................... BAA3         12,753
                 LENFEST COMMUNICATIONS (SUB NOTE)
  5,000,000        8.250%, 02/15/08 ................... BAA3          4,925
                 TIME WARNER ENTERTAINMENT DEB
  5,000,000       10.150%, 05/01/12 ................... BAA2          5,738
                 TIME WARNER, INC (PASS-THRU CERT)
 10,000,000      g 6.100%, 12/30/01 ................... BAA3          9,809
                 TIME WARNER, INC DEB
  5,915,000        9.125%, 01/15/13 ................... BAA3          6,482
                                                                   --------
                                                                     51,873
                                                                   --------
 PUBLISHING--0.21%
                 TIMES MIRROR CO NOTE
  6,000,000        6.650%, 10/15/01 ...................   A2          5,957
                                                                   --------
                 TOTAL MEDIA AND LEISURE ..............              57,830
                                                                   --------
RETAIL AND WHOLESALE--0.89%
 GENERAL MERCHANDISE STORES--0.89%
                 WAL-MART STORES, INC (SR NOTE)
 10,000,000      e 6.150%, 08/10/01 ...................  AA2          9,913
 10,000,000        6.875%, 08/10/09 ...................  AA2          9,769
  5,000,000        7.550%, 02/15/30 ...................  AA2          5,118
                                                                   --------
                 TOTAL RETAIL AND WHOLESALE ...........              24,800
                                                                   --------
TECHNOLOGY--0.79%
 COMPUTERS & OFFICE EQUIPMENT--0.33%
                 COMDISCO, INC (SR NOTE)
  9,500,000        6.000%, 01/30/02 ................... BAA1          9,081
                                                                   --------
 INSTRUMENTS AND RELATED PRODUCTS--0.46%
                 EASTMAN KODAK CO NOTE
 13,000,000        6.500%, 08/15/01 ...................   A2         12,884
                                                                   --------
                 TOTAL TECHNOLOGY .....................              21,965
                                                                   --------
TRANSPORTATION--1.22%
 AEROSPACE AND DEFENSE--0.18%
                 LOCKHEED MARTIN CORPNOTE
  5,000,000      e 7.950%, 12/01/05 ................... BAA3          5,029
                                                                   --------
 AIR TRANSPORTATION--0.72%
                 BOEING CO DEB
 10,000,000        8.100%, 11/15/06 ...................  AA3         10,394
                 CONTINENTAL AIRLINES (PASS THRUCERT)
    238,604        6.545%, 02/02/19 ...................  AA3            215
                 UNITED TECHNOLOGIES CORP DEB
  9,500,000        7.500%, 09/15/29 ...................   A2          9,385
                                                                   --------
                                                                     19,994
                                                                   --------
 AUTOS, TIRES AND RELATED PRODUCTS--0.16%
                 GENERAL MOTORS NOTE
  5,000,000        6.375%, 05/01/08 ...................   A2          4,581
                                                                   --------
 RAILROADS--0.16%
                 UNION PACIFIC CORP NOTE
  4,400,000        7.600%, 05/01/05 ................... BAA3          4,377
                                                                   --------
                 TOTAL TRANSPORTATION .................              33,981
                                                                   --------
UTILITIES--7.01%
 TELEPHONE--2.79%
                 BELLSOUTH TELECOMMUNICATION,
                  INC NOTE
 10,000,000        6.500%, 06/15/05 ...................  AAA          9,639
                 DEUTSCHE TELEKOM INTERNATIONAL
                  (GUARANTEENOTE)
  5,000,000      h 8.250%, 06/15/30 ...................  AA2          5,037
                 ELECTRIC LIGHTWAVE, INC NOTE
 10,000,000      g 6.050%, 05/15/04 ...................   A2          9,623
                 GTE CALIFORNIA, INCNOTE
  5,000,000        7.650%, 03/15/07 ...................   A2          4,989
                 LUCENT TECHNOLOGIES, INC DEB
 10,000,000        6.500%, 01/15/28 ...................   A2          8,910
                 QWEST COMMUNICATIONS
                  INTERNATIONAL, INC (SR NOTE)
  6,000,000        7.500%, 11/01/08 ................... BAA1          5,742
                 SPRINT CAPITAL CORP (GAURANTEE NOTE)
 12,500,000        7.625%, 06/10/02 ................... BAA1         12,491
  5,500,000        6.875%, 11/15/28 ................... BAA1          4,781
                 U.S. WEST CAPITAL FUNDING, INC
                  (GUARANTEE NOTE)
  7,800,000        6.125%, 07/15/02 ...................   A3          7,577
  5,000,000        6.875%, 07/15/28 ...................   A3          4,295


+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

16 o 2000 CREF Semi-Annual Report

   Statement of Investments - BOND MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                             RATINGS+   VALUE (000)
  --------                                              -------    ----------

 TELEPHONE--(Continued)
                 VODAFONE PLC AIRTOUCH (UNSUBDEB)
$ 5,000,000        7.750%, 02/15/10 ...................   A2        $ 4,877
                                                                   --------
                                                                     77,961
                                                                   --------
 ELECTRIC, GAS AND OTHER--4.22%
                 ALABAMA POWER CO (SR NOTE)
  5,000,000        7.125%, 08/15/04 ...................   A2          4,946
                 CAITHNESS COSO FUND CORP NOTE
  4,104,907      g 6.800%, 12/15/01 ...................  BA1          4,042
                 CLEVELAND ELECTRIC TOLEDO
                  EDISON NOTE
  5,000,000        7.190%, 07/01/00 ...................  BA1          5,000
                 CMS PANHANDLE HOLDINGS
                   CO (SR NOTE)
 10,000,000      g 6.125%, 03/15/04 ................... BAA2          9,399
                 COASTAL CORP (SR NOTE)
 11,490,000       10.000%, 02/01/01 ................... BAA3         11,647
                 CONSOLIDATED EDISON NOTE
  5,000,000        6.375%, 04/01/03 ...................   A1          4,862
                 CONSUMERS ENERGY CO DEB
  5,000,000        6.200%, 05/01/03 ................... BAA3          4,723
                 DPL, INC (SR NOTE)
  5,000,000        8.250%, 03/01/07 ................... BAA1          4,984
                 DUKE CAPITAL NOTE
 10,000,000      e 7.500%, 10/01/09 ...................   A3          9,852
                 EL PASO ELECTRIC CO
                  (FIRST MORTGAGE BOND)
  5,000,000        8.900%, 02/01/06 ...................  BA2          5,138
                 EL PASO ENERGY CORP (SR NOTE)
 10,000,000       12.000%, 12/15/00 ................... BAA3         10,006
                 GEORGIA POWER CO (SR NOTE)
 10,000,000        5.500%, 12/01/05 ...................   A2          9,092
                 K N ENERGY, INC (SR NOTE)
  6,000,000        6.450%, 11/30/01 ................... BAA2          5,906
                 MONONGAHELA POWER CO
                  (FIRST MORTGAGE BOND)
  3,000,000        8.625%, 11/01/21 ...................   A1          3,154
                 NATIONAL RURAL UTILITIES TRUST
  5,000,000        5.000%, 10/01/02 ...................  AA3          4,779
                 NIAGARA MOHAWK POWER
                  (FIRST MORTGAGE BOND)
  4,500,000        5.875%, 09/01/02 ................... BAA3          4,334
                 PENN POWER & LIGHT CAPITAL
                  FUNDING(SRNOTE)
  5,000,000        7.750%, 04/15/05 ................... BAA2          4,928
                 PUGET SOUND ENERGY, INC (SR NOTE)
  5,000,000        7.020%, 12/01/27 ................... BAA1          4,407
                 TEXAS - NEW MEXICO POWER (SR NOTE)
  3,000,000        6.250%, 01/15/09 ................... BAA2          2,584
                 WILLIAMS COS, INC NOTE
  4,000,000        6.200%, 08/01/02 ................... BAA2          3,892
                                                                   --------
                                                                    117,675
                                                                   --------
                 TOTAL UTILITIES ......................             195,636
                                                                   --------
                 TOTAL CORPORATE BONDS
                   (COST $859,151) ....................             856,243
                                                                   --------
GOVERNMENT BONDS--67.62%
 AGENCY SECURITIES--8.39%
                 FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 18,200,000        5.000%, 01/15/04 ...................  AAA         17,048
  3,000,000        7.100%, 04/10/07 ...................  AAA          2,997
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
 26,300,000        5.125%, 02/13/04 ...................  AAA         24,685
125,500,000   e,h  7.125%, 02/15/05 ...................  AAA        126,010
  5,000,000        6.850%, 09/12/05 ...................  AAA          4,853
 57,050,000      e 7.250%, 05/15/30 ...................  AAA         58,418
                                                                   --------
                                                                    234,011
                                                                   --------
FOREIGN GOVERNMENT BONDS--2.45%
                 BRITISH COLUMBIA NOTE
 13,000,000       5.375%, 10/29/08 ....................  AA2         11,455
                 CANADA GOVERNMENT
  5,500,000       6.750%, 08/28/06 ....................  AA2          5,389
                 MEXICAN UNITED STATES NOTE
  3,300,000     e 9.875%, 02/01/10 ....................  BA1          3,449
                 ONTARIO ELECTRICITY FINANCIAL
  5,000,000       6.100%, 01/30/08 ....................  AA3          4,630
                 ONTARIO PROVINCE CANADA
 13,400,000       7.000%, 08/04/05 ....................  AA3         13,292
 10,000,000       7.375%, 01/27/03 ....................  AA3         10,062
                 QUEBEC PROVINCE CANADA
 10,500,000       7.000%, 01/30/07 ....................   A2         10,295
 10,000,000       7.500%, 09/15/29 ....................   A2          9,824
                                                                   --------
                                                                     68,396
                                                                   --------
MORTGAGE BACKED SECURITIES--41.08%
                 FEDERAL HOME LOAN MORTGAGE CORP
 (FHLMC)
  2,263,933       7.000%, 09/01/10 ............................       2,234
  4,114,676       6.000%, 04/01/11 ............................       3,925
 10,802,799       7.000%, 07/01/13 ............................      10,622
  1,673,070       7.000%, 05/01/23 ............................       1,628
                 FEDERAL HOME LOAN MORTGAGE CORP
                  GOLD (FGLMC)
 50,000,000     h 7.000%, 07/25/15 ............................      49,086
  9,142,998       6.500%, 01/01/29 ............................       8,641
 40,530,930     d 6.500%, 02/01/29 ............................      38,306
 50,138,496       6.500%, 09/01/29 ............................      47,386
 28,250,000     h 6.500%, 07/25/30 ............................      26,663
 96,000,000       7.000%, 07/25/30 ............................      92,768
100,100,000     h 7.500%, 07/25/30 ............................      98,779
116,250,000     h 8.000%, 07/25/30 ............................     116,904
 72,000,000     h 8.500%, 07/25/30 ............................      73,474
FEDERAL NATIONAL MORTGAGE
 ASSOCIATION (FNMA)
    918,466       7.500%, 08/01/01 ............................         918
  2,024,984       6.000%, 12/01/02 ............................       1,977
    939,312       6.000%, 12/01/08 ............................         903
  9,131,566       6.500%, 05/01/09 ............................       8,906
  2,083,246       7.500%, 11/01/10 ............................       2,084
  1,359,709       8.000%, 06/01/11 ............................       1,375
    347,795       8.000%, 07/01/11 ............................         352
 48,672,131     d 6.000%, 12/01/13 ............................      46,108
 42,768,598     d 6.500%, 12/01/13 ............................      41,310
 44,500,000     h 6.500%, 07/25/15 ............................      42,897
    912,085       6.500%, 02/01/16 ............................         872
    885,306       6.500%, 03/01/16 ............................         847
  1,075,739       6.500%, 04/01/16 ............................       1,036
  5,562,772     d 8.000%, 03/01/23 ............................       5,619
  9,547,989     d 8.000%, 07/01/24 ............................       9,627
  1,738,331       9.000%, 11/01/25 ............................       1,790
 13,666,601       6.000%, 10/01/28 ............................      12,511
 10,740,832     d 6.500%, 10/01/28 ............................      10,141
 19,115,931     d 6.000%, 01/01/29 ............................      17,499
 18,844,178       6.000%, 02/01/29 ............................      17,250
 37,099,186       6.500%, 02/01/29 ............................      35,016
 13,649,736       6.500%, 03/01/29 ............................      12,883
  7,111,186       6.000%, 05/01/29 ............................       6,510
149,000,000     h 7.000%, 07/25/30 ............................     143,855
 53,000,000       h 7.500%, 07/25/30 ..........................      52,246
 44,000,000     h 8.000%, 07/25/30 ............................      44,186
 22,750,000       8.500%, 07/25/30 ............................      23,173
                 GOVERNMENT NATIONAL MORTGAGE
                  ASSOCIATION (GNMA)
    164,850       8.500%, 10/15/09 ............................         169


+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS

                                              2000 CREF Semi-Annual Report  o 17

   Statement of Investments - BOND MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                        VALUE (000)
   -------                                                         -----------
 MORTGAGE BACKED SECURITIES--(Continued)
$   612,728       8.500%, 12/15/09 ............................  $      625
  2,160,755       9.000%, 12/15/09 ............................       2,250
    686,694       8.500%, 01/15/10 ............................         701
     90,860       9.000%, 06/15/16 ............................          95
    183,845       9.000%, 08/15/16 ............................         192
    308,749       9.000%, 09/15/16 ............................         323
     52,340       9.000%, 10/15/16 ............................          55
    101,189       9.000%, 11/15/16 ............................         106
    347,456       9.000%, 12/15/16 ............................         363
  1,477,386       9.500%, 12/15/16 ............................       1,571
    106,139       9.000%, 07/15/17 ............................         111
    173,824       9.000%, 06/15/20 ............................         181
  4,923,256       6.500%, 09/15/23 ............................       4,703
  3,037,873       6.500%, 01/15/24 ............................       2,899
  1,975,532       6.500%, 03/15/24 ............................       1,885
 12,369,630     d 6.500%, 05/15/24 ............................      11,815
  1,776,833       8.000%, 06/15/24 ............................       1,800
  3,981,434       6.500%, 09/15/24 ............................       3,799
                                                               ------------
                                                                  1,145,950
                                                               ------------
OTHER MORTGAGE BACKED SECURITIES--0.07%
                 FANNIE MAE WHOLE LOAN (FNW)
  2,000,000       5.925%, 02/25/29 ............................       1,898
                                                               ------------
U.S. TREASURY SECURITIES--15.63%
                 TREASURY INFLATION INDEXED
  4,593,336     h 3.875%, 01/15/09 ............................       4,523
                 U.S. TREASURY BOND
 44,830,000       12.000%, 08/15/13 ...........................      60,521
187,228,000   d,e 8.875%, 02/15/19 ............................     240,968
 14,600,000       8.000%, 11/15/21 ............................      17,650
  8,750,000       6.125%, 08/15/29 ............................       8,838
                 U.S. TREASURY NOTE
  5,000,000     e 5.625%, 12/31/02 ............................       4,912
 29,070,000     e 6.750%, 05/15/05 ............................      29,747
  4,750,000       6.875%, 05/15/06 ............................       4,889
  4,069,280       4.250%, 01/15/10 ............................       4,128
 17,945,000     e 6.500%, 02/15/10 ............................      18,556
                 U.S. TREASURY STRIP
 75,000,000     d 0.000%, 11/15/09 ............................      41,402
                                                               ------------
                                                                    436,134
                                                               ------------
                 TOTAL GOVERNMENT BONDS
                   (COST $1,897,399) ..........................   1,886,389
                                                                -----------
                 TOTAL BONDS
                   (COST $2,756,550) ..........................   2,742,632
                                                               ------------
SHORT TERM INVESTMENTS--38.41%
 COMMERCIAL PAPER--26.86%
                    AMERICAN ELECTRIC POWER CO
 39,000,000    c  6.750%, 07/17/00 ............................      38,873
                CASE CORP
 14,000,000  c,d  6.800%, 07/07/00 ............................      13,981
                CASE CREDIT CORP
 35,000,000  c,d  6.800%, 07/12/00 ............................      34,919
                COASTAL CORP
  2,000,000       6.770%, 07/10/00 ............................       1,996
                COX COMMUNICATIONS, INC
 16,700,000  c,d  6.780%, 07/11/00 ............................      16,664
 33,000,000  c,d  6.800%, 07/17/00 ............................      32,893
                DANA CREDIT CORP
 25,200,000  c,d  6.800%, 07/19/00 ............................      25,108
 21,200,000  c,d  6.800%, 07/20/00 ............................      21,119
                DANA CREDIT CORP
  7,075,000  c,d  6.800%, 07/17/00 ............................       7,052
                DELPHI AUTOMOTIVE SYSTEMS CORP
 30,000,000   c   6.780%, 07/07/00 ............................      29,959
 20,000,000   c   6.950%, 07/17/00 ............................      19,935
                DOMINION RESOURCES, INC
 50,000,000   c,d 6.820%, 07/12/00 ............................      49,884
                ERAC U.S.A. FINANCE CO
 18,000,000   c,d 6.850%, 08/02/00 ............................      17,886
 25,000,000   c,d 6.860%, 08/09/00 ............................      24,808
                FEDEX CORP
  4,496,000    c  6.790%, 07/11/00 ............................       4,486
                GPU CAPITAL, INC
 12,000,000    c  6.800%, 07/12/00 ............................      11,972
 33,500,000   c,d 6.900%, 07/25/00 ............................      33,340
                HOUSTON INDUSTRIES FINANCECO LP
 18,000,000   c.d 6.900%, 07/10/00 ............................      17,965
 32,000,000   c,d 6.950%, 07/13/00 ............................      31,919
                NORFOLK SOUTHERN CORP
 16,000,000    c  6.780%, 07/12/00 ............................      15,963
                POTLATCH CORP
 11,300,000       6.830%, 07/05/00 ............................      11,289
                PRAXAIR, INC
  4,426,000       6.750%, 07/14/00 ............................       4,414
 14,600,000    d  6.730%, 07/18/00 ............................      14,550
                PUBLIC SERVICES ELECTRIC & GAS CO
 10,824,000    d  6.780%, 07/07/00 ............................      10,809
 18,400,000       6.780%, 07/10/00 ............................      18,364
 25,000,000    d  6.790%, 07/14/00 ............................      24,932
                SAFEWAY, INC
 10,000,000   c,d 6.800%, 07/14/00 ............................       9,973
 39,965,000   c,d 6.800%, 07/17/00 ............................      39,835
                TEXAS UTILITIES CO
 30,000,000   c,d 6.780%, 07/13/00 ............................      29,924
 20,000,000   c,d 6.780%, 07/14/00 ............................      19,946
                TYCO INTERNATIONAL LTD
 50,000,000   c,d 6.850%, 07/17/00 ............................      49,837
                WHITMAN CORP
  1,000,000       6.810%, 07/11/00 ............................         998
 23,000,000    d  6.850%, 08/04/00 ............................      22,846
                WINN-DIXIE STORES, INC
 22,000,000       6.900%, 07/21/00 ............................      21,912
                XEROX CAPITAL (EUROPE) PLC
 19,000,000    c  6.750%, 07/17/00 ............................      18,940
                                                               ------------
                                                                    749,291
                                                               ------------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED--11.55%
 REPURCHASE AGREEMENTS
                 JP MORGAN SECURITIES, INC
 90,000,000      i 6.800%, DATED 06/30/00, DUE 07/03/00 .......      90,017
                 MORGAN STANLEY & CO, INC
 68,188,000      i 6.720%, DATED 06/30/00, DUE 07/05/00 .......      68,201
                           PRUDENTIAL SECURITIES, INC
 88,645,000      i 6.750%, DATED 05/17/00, DUE 12/29/00 .......      88,846
 TIME DEPOSITS
                 BANK OF MONTREAL
 25,000,000        6.810%, 07/06/00 ...........................      25,019
                 BARCLAYS BANK PLC (LONDON)
 25,000,000        7.031%, 07/03/00 ...........................      25,005
                 RABOBANK NEDERLANDS NV
 25,000,000        7.000%, 07/03/00 ...........................      25,005
                                                               ------------
                                                                    322,093
                                                               ------------
                 TOTAL SHORT TERM INVESTMENTS
                   (COST $1,071,558) ..........................   1,071,384
                                                               ------------
                 TOTAL PORTFOLIO--136.72%
                   (COST $3,828,108)                              3,814,016
                 OTHER ASSETS & LIABILITIES, NET -- (36.72%)     (1,024,414)
                                                               ------------
                 NET ASSETS--100.00% ..........................$  2,789,602
                                                               ============

18 o 2000 CREF Semi-Annual Report

                  SEE NOTES TO FINANCIAL STATEMENTS

   Statement of Investments - BOND MARKET ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------


----------
c Commercial paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
d All or portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
e  All or a portion of these securities are out on loan.
g Security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $37,929 or 1.36% of net assets.
h These securities were purchased on a delayed delivery basis i Repurchase agreements are fully collateralized as follows:

                                             Market         Coupon      Maturity
      Description           Principal         Value          Rate        Date
      -----------           ---------        -------        ------     --------
J P Morgan
  Securities, Inc:
    Federal National
      Discount Note         $ 19,869,183    $19,395,359     5.450%-   07/05/00-
                                                            6.875%    06/21/01
    Federal National
     Mortgage Association     37,962,116     36,746,855     5.250%-   02/01/01-
                                                            7.400%    02/01/08
    Federal Home Loan
      Mortgage Corp            2,712,263      2,689,533     5.500%-   07/05/00-
                                                            7.875%    09/14/00

    Federal Home Loan Bank    26,278,875      25,949,975    4.980%-   07/28/00-
                                                            7.315%    09/27/00
    Resolution Funding Corp
      Strip Principal         34,278,300       5,116,790    8.880%    07/03/30

    Student Loan Marketing
      Association              1,111,050       1,110,254    0.000%    07/03/00

    U.S. Treasury Bond           648,788         791,273    7.880%    01/10/21

Morgan Stanley
  Securities, Inc:
    Government National
      Mortgage Association   113,428,488      69,691,521     5.000%-  07/20/27-
                                                             6.125%   10/20/29
Prudential
  Securities, Inc:
    Government National
      Mortgage Association   225,638,747      90,417,900     5.000%-  10/20/25-
                                                             6.500%   04/20/29

 see notes to financial statements

                                               2000 CREF Semi-Annual Report o 19

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                           RATINGS+    VALUE (000)
   -------                                            --------      --------
BONDS
CORPORATE BONDS--11.67%
  ASSET BACKED--2.38%
                 CHASE CREDIT CARD MASTER
                  TRUST SERIES 1999-3 (CLASS A)
$20,000,000        6.660%, 01/15/07 ....................... AAA$    19,620
                 CHASE CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
  8,000,000        6.450%, 04/15/03 .......................  A2      7,990
                 CONSECO FINANCE SECURITIZATIONS
                  CORP SERIES 2000-1 (CLASS A2)
 16,500,000        7.190%, 05/01/31 ....................... AAA     16,356
                 CITIBANK CREDIT CARD MASTER
                  TRUST SERIES 1997-2 (CLASS B)
  3,000,000        6.700%, 02/15/04 .......................  A1      2,963
                 EQUICREDIT HOME EQUITY LOAN
                  TRUST SERIES 1999-1 (CLASS A4F)
 10,000,000        6.134%, 07/20/28 ....................... AAA      8,956
                 FLEETWOOD CREDIT GRANTOR
                  TRUST SERIES 1993-B (CLASS A)
  1,312,443        4.950%, 08/15/08 ....................... AAA      1,263
                 FIRST U.S.A. CREDIT CARD MASTER
                  TRUST SERIES 1998-9 (CLASS A)
 12,000,000        5.280%, 09/18/06 ....................... AAA     11,351
                 GREENPOINT MANUFACTURED HOUSING
                   SERIES 1999-1 (CLASS A2)
 16,250,000        h 6.010%, 08/15/15 ..................... AAA     15,734
                 HOUSEHOLD AUTOMOTIVE TRUST
                   SERIES 2000-2 (CLASS A3)
  4,500,000         7.340%, 11/17/04 ....................... AAA     4,526
                 MBNA MASTER CREDIT CARD TRUST
                   SERIES 1999-M (CLASS A)
  2,500,000        6.600%, 04/16/07 ....................... AAA      2,446
                 NATIONSCREDIT GRANTOR TRUST
                   SERIES 1997-2 (CLASS A1)
  2,190,313        6.350%, 04/15/14 ....................... AAA      2,156
                 NATIONSBANK CREDIT CARD MASTER
                  TRUST SERIES 1993-2 (CLASS B)
  7,000,000        6.250%, 12/15/05 .......................  A2      6,722
                                                               -----------
                                                                   100,083
                                                               -----------
BUSINESS SERVICES--0.12%
  ADVERTISING AND OTHER SERVICES--0.12%
                 INTERNATIONAL LEASE FINANCE CORP NOTE
  5,000,000        5.950%, 06/01/01 .......................  A1      4,937
                                                               -----------
                 TOTAL BUSINESS SERVICES ..................          4,937
                                                               -----------
ENERGY--0.23%
  OIL, GAS AND OTHER ENERGY SERVICES--0.23%
                 BURLINGTON RESOURCES
5,000,000          7.375%, 03/01/29 .......................  A3      4,638
                 UNION PACIFIC RESOURCES NOTE
5,515,000          6.750%, 05/15/08 .......................BAA3      5,157
                                                               -----------
                 TOTAL ENERGY .............................          9,795
                                                               -----------

FINANCE--2.73%
  BANKS, SAVINGS AND LOANS--1.00%
                CHASE MANHATTAN BANK
13,524,637         7.134%, 07/15/07 ....................... AAA     13,408
                FIRST UNION CORP (SUB NOTE)
10,000,000         6.300%, 04/15/08 .......................  A2      9,097
                NATIONSBANK (SUB NOTE)
10,000,000         6.875%, 02/15/05 ....................... AA3      9,653
                PNC FUNDING CORP NOTE
10,000,000         7.500%, 11/01/09 .......................  A3      9,732
                                                               -----------
                                                                    41,890
                                                               -----------
  CREDIT AND OTHER FINANCE--0.89%
                ARISTAR, INC (SR NOTE)
 5,000,000        5.850%, 01/27/04 .......................   A3      4,678
                ASSOCIATES CORP NA (SR NOTE)
 5,000,000        6.250%, 11/01/08 .......................  AA3      4,484
               CAPITAL ONE BANK (SR NOTE)
 3,000,000         7.080%, 10/30/01 .......................BAA3      2,955
               DLJ COMMERCIAL MORTGAGE
                SERIES 2000-CF1 (CLASS A3)
11,250,000         7.620%, 05/10/10 ....................... AAA     11,291
               HOUSEHOLD FINANCE CORP NOTE
 5,000,000       e 8.000%, 05/09/05 .......................  A2      5,042
 9,000,000         7.000%, 08/01/03 .......................  A2      8,817
                                                               -----------
                                                                    37,267
                                                               -----------
INSURANCE--0.28%
               ALLSTATE CORP
4,500,000        e 7.875%, 05/01/05 .......................  A1      4,501
               USF&G CORP (SR NOTE)
7,000,000          8.375%, 06/15/01 .......................  A2      7,066
                                                               -----------
                                                                    11,567
                                                               -----------
  SECURITIES AND COMMODITIES--0.56%
                GOLDMAN SACHS CO NOTE
5,000,000          e 7.500%, 01/28/05 .....................  A1      4,962
                MERRILL LYNCH & CO NOTE
5,000,000          e 6.875%, 11/15/18 ..................... AA3      4,411
                MORGAN STANLEY
                DEAN WITTER, INC (SR NOTE)
10,000,000         5.625%, 04/12/02 ....................... AA3      9,712
                SALOMON SMITH BARNEY
                 HOLDINGS NOTE
5,000,000          6.375%, 10/01/04 ....................... AA3      4,771
                                                               -----------
                                                                    23,856
                                                               -----------
                TOTAL FINANCE .............................        114,580
                                                               -----------
OTHER MORTGAGE BACKED SECURITIES--0.09%
                 BEAR STEARNS COMMERCIAL
                  MORTGAGE SECURITIES
                  SERIES 1999-WF2 (CLASS A2)
  4,000,000        7.080%, 06/15/09 ....................... AAA      3,905
                                                               -----------
FOODS AND RELATED--1.15%
  BEVERAGES, OTHER FOOD PRODUCTS--1.15%
                 ALBERTSONS, INC
  7,720,000        7.450%, 08/01/29 .......................  A2      7,080
          COCA-COLA ENTERPRISES NOTE
  5,000,000     e,g 7.125%, 09/30/09 ......................  A2      4,852
                 KROGER CO NOTE
 10,000,000        6.000%, 07/01/00 .......................BAA3      9,998
                 MCDONALD'S CORP NOTE
 13,000,000        5.900%, 05/11/01 ....................... AA2     12,863
 10,000,000        6.000%, 06/23/02 ....................... AA2      9,782
                 SAFEWAY, INC
  4,000,000        7.000%, 09/15/02 .......................BAA2      3,955
                                                               -----------
                 TOTAL FOODS AND RELATED                            48,530
                                                               -----------
HEALTH--0.21%
  DRUGS AND PHARMACEUTICALS--0.21%
                 ELI LILLY DEB
  5,000,000        7.125%, 06/01/25 ....................... AA3      4,841
                 JOHNSON & JOHNSON CO
  4,000,000        6.950%, 09/01/29 ....................... AAA      3,830
                                                               -----------
                 TOTAL HEALTH .............................          8,671
                                                               -----------

+As provided by Moody's Investors Services (Unaudited)

                        SEE NOTES TO FINANCIAL STATEMENTS
20 o 2000 CREF Semi-Annual Report

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                            RATINGS+   VALUE (000)
   -------                                             -------    -----------

INDUSTRIAL MACHINERY--0.12%
  ELECTRICAL--0.12%
                 EMERSON ELECTRIC CO
$5,000,000         e 7.875%, 06/01/05 ..................... AA1  $   5,140
                                                               -----------
                 TOTAL INDUSTRIAL MACHINERY                          5,140
                                                               -----------
MEDIA AND LEISURE--0.83%
  BROADCASTING--0.50%
                 TELE-COMMUNICATIONS, INC DEB
 5,000,000         7.875%, 08/01/13 .......................  A2      4,961
                 TIME WARNER ENTERTAINMENT DEB
 5,000,000        10.150%, 05/01/12 .......................BAA2      5,738
                 TIME WARNER, INC DEB
 5,000,000         9.125%, 01/15/13 .......................BAA3      5,480
                 WALT DISNEY CO NOTE
 5,000,000         5.250%, 11/10/03 .......................  A2      4,739
                                                               -----------
                                                                    20,918
                                                               -----------
  PUBLISHING--0.33%
                 A.H. BELO NOTE
 5,000,000         7.250%, 09/15/27 .......................BAA3      3,989
                 TIMES MIRROR CO NOTE
10,000,000         6.650%, 10/15/01 .......................  A2      9,928
                                                               -----------
                                                                    13,917
                                                               -----------
                 TOTAL MEDIA AND LEISURE ..................         34,835
                                                               -----------
RETAIL AND WHOLESALE--0.81%
  GENERAL MERCHANDISE STORES--0.81%
                 DILLARDS, INC NOTE
 5,000,000        5.790%, 11/15/01 ....................... BAA1      4,769
                FEDERATED DEPARTMENT STORE
11,000,000        6.300%, 04/01/09 ....................... BAA2      9,666
                SEARS ROEBUCK ACCEPTANCE CORP
               (MEDIUM TERM NOTE)
 5,000,000         6.990%, 09/30/02 .......................  A2      4,944
               WAL-MART STORES, INC (SR NOTE)
 6,275,000         8.000%, 09/15/06 ....................... AA2      6,558
 8,500,000         6.875%, 08/10/09 ....................... AA2      8,303
                                                               -----------
                   TOTAL RETAIL AND WHOLESALE .............         34,240
                                                               -----------
TECHNOLOGY--0.51%
  COMPUTERS AND OFFICE EQUIPMENT--0.51%
                 ELECTRONIC DATA SYSTEMS NOTE
10,500,000         7.450%, 10/15/29 .......................  A1     10,017
                 ELECTRONIC DATA SYSTEMS
 4,000,000         6.850%, 10/15/04 .......................  A1      3,912
                 HEWLETT-PACKARD CO
 7,500,000         7.150%, 06/15/05 ....................... AA2      7,514
                                                               -----------
                 TOTAL TECHNOLOGY .........................         21,443
                                                               -----------
TRANSPORTATION--0.41%
  AIR TRANSPORTATION--0.16%
                DELTA AIRLINES, INC SERIES
                  1992-A1 (PASS-THRU CERT)
 2,110,576         8.270%, 09/23/07 .......................BAA1      2,064
                DELTA AIRLINES, INC DEB
 4,760,176         8.950%, 01/12/12 .......................BAA1      4,770
                                                               -----------
                                                                     6,834
                                                               -----------

  RAILROADS--0.25%
                 NORFOLK SOUTHERN CORP
10,000,000         8.625%, 05/15/10 .......................BAA1     10,443
                                                               -----------
                 TOTAL TRANSPORTATION ....................          17,277
                                                               -----------
UTILITIES--2.08%
  TELEPHONE--1.30%
                 BELLSOUTH TELECOMMUNICATIONS NOTE
 8,000,000         6.000%, 06/15/02 ....................... AAA      7,824
                 NEW ENGLAND TELEPHONE & TELEGRAM
 5,000,000         7.650%, 06/15/07 ....................... AA2      5,017
                 NEW YORK TELEPHONE CO DEB
 7,000,000         9.375%, 07/15/31 .......................  A2      7,476
                 SPRINT CAPITAL CORP
10,000,000         7.625%, 06/10/02 .......................BAA1      9,993
 7,000,000         5.875%, 05/01/04 .......................BAA1      6,571
10,000,000         6.875%, 11/15/28 .......................BAA1      8,693
                 U.S. WEST CAPITAL CORP
9,000,000          6.875%, 08/15/01 .......................BAA1      8,953
                                                               -----------
                                                                    54,527
                                                               -----------
ELECTRIC, GAS AND OTHER--0.78%
                 CONSOLIDATED NATURAL GAS NOTE
 5,000,000         7.250%, 10/01/04 .......................  A2      4,918
                 EL PASO ENERGY CORP
 5,000,000         6.750%, 05/15/09 .......................BAA3      4,651
                 EL PASO NATURAL GAS CO NOTE
 5,000,000         6.750%, 11/15/03 .......................BAA2      4,863
                 PUGET SOUND POWER & LIGHT CO
                  (MEDIUM TERM NOTE)
 5,000,000         8.060%, 06/19/06 .......................BAA1      5,079
                 SONAT, INC NOTE
 5,000,000         6.750%, 10/01/07 .......................BAA1      4,747
                 WILLIAMS COS, INC NOTE
 5,000,000         7.625%, 07/15/19 .......................BAA2      4,775
 4,000,000         6.200%, 08/01/02 .......................BAA2      3,892
                                                               -----------
                                                                    32,925
                                                               -----------
                 TOTAL UTILITIES ...........................        87,452
                                                               -----------
                 TOTAL CORPORATE BONDS
                   (COST $502,039) .........................       490,888
                                                               -----------
GOVERNMENT BONDS--26.34%
  AGENCY SECURITIES--3.91%
                 FEDERAL HOME LOAN MORTGAGE CORP
                  (FHLMC)
32,700,000         5.000%, 01/15/04 ....................... AAA     30,631
 6,000,000         6.250%, 07/15/04 ....................... AAA      5,833
30,500,000         e 7.375%, 05/15/03 ..................... AAA     30,792
                 FEDERAL NATIONAL MORTGAGE
                  ASSOCIATION (FNMA)
48,000,000         5.250%, 01/15/03 ....................... AAA     46,080
22,000,000         e 7.125%, 02/15/05 ..................... AAA     22,089
28,160,000         e 7.250%, 05/15/30 ..................... AAA     28,835
                                                               -----------
                                                                   164,260
                                                               -----------
  FOREIGN GOVERNMENT BONDS--0.84%
                 ALBERTA PROVINCE CANADA
10,000,000         e 4.875%, 10/29/03 ..................... AA2      9,354
                 ONTARIO PROVINCE CANADA
 5,000,000         7.625%, 6/22/04 ........................ AA3      5,080
                 QUEBEC PROVINCE CANADA
 5,500,000         7.000%, 01/30/07 .......................  A2      5,393
16,000,000         e 7.500%, 09/15/29 .....................  A2     15,719
                                                               -----------
                                                                    35,546
                                                               -----------

+As provided by Moody's Investors Services (Unaudited)


SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report 21 o

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

  PRINCIPAL                                                        VALUE (000)
  --------                                                         ----------

  MORTGAGE BACKED SECURITIES--15.62%
                FEDERAL HOME LOAN MORTGAGE CORP
                 (FHLMC)
$ 2,776,791       6.000%, 03/01/11 ............................  $    2,649
    669,624       7.000%, 05/01/23 ............................         652
                FEDERAL HOME LOAN MORTGAGE CORP
                  GOLD (FGLMC)
 20,000,000     h 7.000%, 07/25/15 ............................      19,634
 13,319,561       6.500%, 01/01/29 ............................      12,588
 15,590,367       6.500%, 03/01/29 ............................      14,734
 54,075,490       6.500%, 09/01/29 ............................      51,107
 16,500,000     h 6.500%, 07/25/30 ............................      15,573
 89,000,000     h 7.000%, 07/25/30 ............................      86,003
 46,000,000     h 7.500%, 07/25/30 ............................      45,393
 62,500,000     h 8.000%, 07/25/30 ............................      62,852
 49,250,000     h 8.500%, 07/25/30 ............................      50,258
                FEDERAL NATIONAL MORTGAGE
                 ASSOCIATION (FNMA)
  1,000,000       8.250%, 12/18/00 ............................       1,006
  2,024,984       6.000%, 12/01/02 ............................       1,977
    145,854       8.500%, 02/01/05 ............................         147
    762,211       7.500%, 06/01/11 ............................         762
    507,881       8.000%, 06/01/11 ............................         513
    695,583       8.000%, 07/01/11 ............................         703
    135,228       7.500%, 08/01/11 ............................         135
    271,501       7.500%, 09/01/11 ............................         271
    685,836       7.500%, 10/01/11 ............................         685
  5,318,395       7.000%, 04/01/12 ............................       5,235
  3,480,434       6.500%, 09/01/12 ............................       3,369
 22,348,648     d 6.000%, 12/01/13 ............................      21,171
 28,896,725     d 6.500%, 12/01/13 ............................      27,911
    125,342       8.500%, 11/01/14 ............................         128
 15,000,000     h 6.500%, 07/25/15 ............................      14,460
  1,525,636     d 8.000%, 03/01/23 ............................       1,541
  2,641,608     d 8.000%, 07/01/24 ............................       2,663
  4,555,534       6.000%, 10/01/28 ............................       4,170
 14,336,949     d 6.000%, 01/01/29 ............................      13,124
  7,353,821       6.000%, 02/01/29 ............................       6,732
  6,716,734       6.000%, 05/01/29 ............................       6,149
 73,900,000     h 7.000%, 07/25/30 ............................      71,348
 47,500,000     h 7.500%, 07/25/30 ............................      46,825
 37,500,000     h 8.000%, 07/25/30 ............................      37,658
  9,250,000     h 8.500%, 07/25/30 ............................       9,422
                GOVERNMENT NATIONAL MORTGAGE
                 ASSOCIATION (GNMA)
    232,646       8.500%, 09/15/09 ............................         237
    271,577       8.500%, 10/15/09 ............................         278
    169,973       8.500%, 12/15/09 ............................         174
  2,089,170       9.000%, 12/15/09 ............................       2,176
  1,727,366     d 9.000%, 12/15/17 ............................       1,806
    133,284       9.000%, 03/15/20 ............................         139
     73,688       9.000%, 08/15/20 ............................          77
  1,552,492     d 8.000%, 06/15/22 ............................       1,575
    693,742       6.500%, 08/15/23 ............................         663
    450,850       6.500%, 09/15/23 ............................         431
 10,415,922     d 6.500%, 12/15/28 ............................       9,890
                                                                 ----------
                                                                    656,994
                                                                 ----------
U.S. TREASURY SECURITIES--5.97%
                TREASURY INFLATION INDEXED
  4,802,124     h 3.875%, 01/15/09 ............................       4,729
                U.S. TREASURY BOND
 14,350,000       10.375%, 11/15/12 ...........................      17,644
 15,000,000     e 12.000%, 08/15/13 ...........................      20,250
 18,000,000     d 8.750%, 05/15/17 ............................      22,672
114,420,000     d 8.875%, 02/15/19 ............................     147,262
 10,000,000       8.125%, 08/15/19 ............................      12,089
  2,500,000       6.125%, 08/15/29 ............................       2,525
                U.S. TREASURY NOTE
  3,700,000     h 6.750%, 05/15/05 ............................       3,786
  2,575,000     e 6.000%, 08/15/09 ............................       2,554
  3,000,000     e 11.750%, 02/15/10 ...........................       3,619
                U.S. TREASURY STRIP
 25,000,000       0.000%, 11/15/09 ............................      13,801
                                                                 ----------
                                                                    250,931
                                                                 ----------
                TOTAL GOVERNMENT BONDS
                  (COST $1,111,402) ...........................   1,107,731
                                                                 ----------
                TOTAL BONDS
                  (COST $1,613,441) ...........................   1,598,619
                                                                 ----------
   SHARES
   -----
COMMON STOCK--61.08%
BASIC INDUSTRIES--2.47%
  CHEMICALS AND PLASTIC--1.85%
    189,200       AIR PRODUCTS & CHEMICALS, INC ...............       5,830
     96,700       AVON PRODUCTS, INC ..........................       4,303
     57,000       CABOT CORP ..................................       1,553
    122,200       CLOROX CO ...................................       5,476
    227,900       COLGATE PALMOLIVE CO ........................      13,646
     58,800       ECOLAB, INC .................................       2,297
     18,912       FULLER (H.B.) CO ............................         862
     89,150       HANNA (M.A.) CO .............................         802
    127,800       ILLINOIS TOOL WORKS, INC ....................       7,285
     62,500       INTERNATIONAL FLAVORS & FRAGRANCES, INC .....       1,887
      9,100       NCH CORP ....................................         329
     71,108       PHARMACIA CORP ..............................       3,675
    143,600       PRAXAIR, INC ................................       5,376
    410,400       PROCTER & GAMBLE CO .........................      23,495
     71,962       SCHULMAN (A.), INC ..........................         868
                                                                 ----------
                                                                     77,684
                                                                 ----------
  STEEL AND OTHER METALS--0.22%
    110,852       BIRMINGHAM STEEL CORP .......................         430
    173,700       CROWN CORK & SEAL CO, INC ...................       2,606
      6,510       MARK IV INDUSTRIES, INC .....................         136
    127,000       NUCOR CORP ..................................       4,215
    165,450       WORTHINGTON INDUSTRIES, INC .................       1,737
                                                                 ----------
                                                                      9,124
                                                                 ----------
  PAPER AND FOREST PRODUCTS--0.40%
    135,800       AVERY DENNISON CORP .........................       9,116
    133,200       CONSOLIDATED PAPERS, INC ....................       4,870
    138,050       SONOCO PRODUCTS CO ..........................       2,839
                                                                 ----------
                                                                     16,825
                                                                 ----------
                  TOTAL BASIC INDUSTRIES ......................     103,633
                                                                 ----------
BUSINESS SERVICES--0.12%
  ADVERTISING AND OTHER SERVICES - 0.12%
     59,100       DUN & BRADSTREET CORP .......................       1,692
     39,400       OMNICOM GROUP, INC ..........................       3,509
                                                                 ----------
                                                                      5,201
                                                                 ----------
                  TOTAL BUSINESS SERVICES .....................       5,201
                                                                 ----------
CONSTRUCTION AND REAL ESTATE--1.60%
  BUILDING MATERIALS--1.48%
     76,900       CORNING, INC ................................      20,753
    562,050       HOME DEPOT, INC .............................      28,067
     71,400       LOWE'S COS, INC .............................       2,932
    114,500       MASCO CORP ..................................       2,068
    189,000       PPG INDUSTRIES, INC .........................       8,375
                                                                 ----------
                                                                     62,195
                                                                 ----------
CONSTRUCTION--0.12%
     28,600       HILLENBRAND INDUSTRIES, INC .................         896
    165,283       NEWELL RUBBERMAID, INC ......................       4,256
                                                                 ----------
                                                                      5,152
                                                                 ----------
                  TOTAL CONSTRUCTION AND REAL ESTATE ..........      67,347
                                                                 ----------



2000 CREF Semi-Annual Report      o 22 SEE NOTES TO FINANCIAL STATEMENTS

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                        VALUE (000)
   ------                                                        ----------

CONSUMER DURABLE--4.62%
  HOME APPLIANCES AND FURNISHINGS--4.36%
     42,000     * ADVANCED MICRO DEVICES, INC .................  $    3,245
     37,900       ALTERA CORP .................................       3,863
     67,400       ANALOG DEVICES, INC .........................       5,122
    255,100       GILLETTE CO .................................       8,913
    760,200       INTEL CORP ..................................     101,629
     55,300       LSI LOGIC CORP ..............................       2,993
    134,692     * MICRON TECHNOLOGY, INC ......................      11,861
     45,212       MOLEX, INC ..................................       2,176
     54,700     * NATIONAL SEMICONDUCTOR CORP .................       3,104
    135,400     * SOLECTRON CORP ..............................       5,670
    384,400       TEXAS INSTRUMENTS, INC ......................      26,403
     19,734     * VISHAY INTERTECHNOLOGY, INC .................         749
     63,400       WHIRLPOOL CORP ..............................       2,956
     58,400       XILINX, INC .................................       4,822
                                                                 ----------
                                                                    183,506
                                                                 ----------

TEXTILE APPAREL AND ACCESSORIES--0.26%
      6,60      * ABERCROMBIE & FITCH CO (CLASS A) ............          80
    182,330       GAP, INC ....................................       5,698
     14,400       LIMITED, INC ................................         311
     15,800       LIZ CLAIBORNE, INC ..........................         557
     92,700       NIKE, INC (CLASS B) .........................       3,691
     15,600       V.F. CORP ...................................         371
                                                                 ----------
                                                                     10,708
                                                                 ----------
                  TOTAL CONSUMER DURABLE ......................     194,214
                                                                 ----------
ENERGY--2.23%
  OIL, GAS AND OTHER ENERGY SERVICES--2.23%
    128,800       ANADARKO PETROLEUM CORP .....................       6,351
    115,300       APACHE CORP .................................       6,781
     32,200     * BJ SERVICES CO ..............................       2,013
    182,700       BURLINGTON RESOURCES, INC ...................       6,988
    273,500       ENRON CORP ..................................      17,641
     99,000       HALLIBURTON CO ..............................       4,672
    121,700       HELMERICH & PAYNE, INC ......................       4,549
     96,300       MITCHELL ENERGY &
                  DEVELOPMENT CORP (CLASS A) ..................       3,094
    141,500       MURPHY OIL CORP .............................       8,410
     81,000     * NABORS INDUSTRIES, INC ......................       3,367
     76,247       NOBLE AFFILIATES, INC .......................       2,840
     60,566       NOBLE DRILLING CORP .........................       2,495
     76,300     * PARKER DRILLING CO ..........................         472
     81,700     * ROWAN COS, INC ..............................       2,482
    303,800     * SANTA FE SNYDER CORP ........................       3,456
    118,617       TRANSOCEAN SEDCO FOREX, INC .................       6,339
    178,615       UNION PACIFIC RESOURCES GROUP, INC ..........       3,930
     63,700       VASTAR RESOURCES, INC .......................       5,231
     40,600       WD-40 CO ....................................         842
     42,875     * WEATHERFORD INTERNATIONAL, INC ..............       1,707
                                                                 ----------
                  TOTAL ENERGY ................................      93,660
                                                                 ----------
FINANCE--10.31%
  BANKS, SAVINGS AND LOANS--4.56%
    544,448       BANK OF AMERICA CORP ........................      23,411
    211,786       BANK OF NEW YORK CO, INC ....................       9,848
    332,967       BANK ONE CORP ...............................       8,844
    377,064       CHASE MANHATTAN CORP ........................      17,369
    894,378       CITIGROUP, INC ..............................      53,886
     28,700       FIFTH THIRD BANCORP .........................       1,815
    344,831       FIRST UNION CORP ............................       8,556
    168,834       FLEETBOSTON FINANCIAL CORP ..................       5,740
     37,700       KEYCORP .....................................         664
    245,825       MBNA CORP ...................................       6,668
     28,000       MELLON FINANCIAL CORP .......................       1,020
     77,500       MORGAN (J.P.) & CO, INC .....................       8,535
    177,064       NATIONAL CITY CORP ..........................       3,021
    104,600       PNC FINANCIAL SERVICES GROUP, INC ...........       4,903
     30,500       PROVIDIAN FINANCIAL CORP ....................       2,745
      7,200       STATE STREET CORP ...........................         764
     99,000       SUNTRUST BANKS, INC .........................       4,523
    203,462       U.S. BANCORP ................................       3,917
     60,900       WACHOVIA CORP ...............................       3,304
    135,516       WASHINGTON MUTUAL, INC ......................       3,913
    471,140       WELLS FARGO CO ..............................      18,257
                                                                 ----------
                                                                    191,703
                                                                 ----------
CREDIT AND OTHER FINANCE--2.03%
      1,000     * AMERCO ......................................          20
    519,900       AMERICAN EXPRESS CO .........................      27,100
    253,300       ASSOCIATES FIRST CAPITAL CORP ...............       5,652
     25,300       CAPITAL ONE FINANCIAL CORP ..................       1,129
     27,700       CRESCENT REAL ESTATE EQUITIES CO ............         568
    392,800       FEDERAL NATIONAL MORTGAGE ASSOCIATION .......      20,499
    182,200       FIRSTAR CORP ................................       3,838
    231,700       FREDDIE MAC .................................       9,384
    232,207       HOUSEHOLD INTERNATIONAL, INC ................       9,651
     20,600       ROUSE CO ....................................         510
     11,300       SIMON PROPERTY GROUP, INC ...................         251
     74,900       SLM HOLDINGS CORP ...........................       2,804
     96,900       WEINGARTEN REALTY INVESTORS, INC ............       3,912
                                                                 ----------
                                                                     85,318
                                                                 ----------
INSURANCE--2.54%
     73,688       AEGON NV ARS ................................       2,625
     14,000       AETNA, INC ..................................         899
     21,500       AFLAC, INC ..................................         988
    255,306       ALLSTATE CORP ...............................       5,681
    152,800       AMERICAN GENERAL CORP .......................       9,321
    445,796       AMERICAN INTERNATIONAL GROUP, INC ...........      52,381
        202     * BERKSHIRE HATHAWAY, INC (CLASS A) ...........      10,868
         22     * BERKSHIRE HATHAWAY, INC (CLASS B) ...........          39
     49,700       CHUBB CORP ..................................       3,057
     69,200       CIGNA CORP ..................................       6,470
     10,500     * CNA FINANCIAL CORP ..........................         357
     56,053       CONSECO, INC ................................         547
      7,600     * HUMANA, INC .................................          37
     18,200       JEFFERSON-PILOT CORP ........................       1,027
    119,420       MARSH & MCLENNAN COS, INC ...................      12,472
      1,400       SAFECO CORP .................................          28
      2,400       ST. PAUL COS, INC ...........................          82
                                                                 ----------
                                                                    106,879
                                                                 ----------
SECURITIES AND COMMODITIES--1.18%
    125,600       MERRILL LYNCH & CO, INC .....................      14,444
    308,696       MORGAN STANLEY DEAN WITTER & CO .............      25,699
    285,300       SCHWAB (CHARLES) CORP .......................       9,593
                                                                 ----------
                                                                     49,736
                                                                 ----------
                  TOTAL FINANCE ...............................     433,636
                                                                 ----------
FOODS AND RELATED--3.54%
BEVERAGES, OTHER FOOD PRODUCTS--3.54%
    136,058       ALBERTSONS, INC .............................       4,524
    121,500       BESTFOODS, INC ..............................       8,414
    179,100       CAMPBELL SOUP CO ............................       5,216
    648,600       COCA COLA CO ................................      37,254
     96,100       COCA COLA ENTERPRISES, INC ..................       1,568
    102,200       DARDEN RESTAURANTS, INC .....................       1,661
    173,100       GENERAL MILLS, INC ..........................       6,621
    208,450       HEINZ (H.J.) CO .............................       9,120
     85,600       HERSHEY FOODS CORP ..........................       4,152
    170,900       KELLOGG CO ..................................       5,084
    142,900     * KROGER CO .................................       3,153
      5,800       MCCORMICK & CO, INC (NON-VOTE) ..............         189
    473,800       MCDONALD'S CORP .............................      15,606


                        SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 24

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                        VALUE (000)
   ------                                                        ----------

BEVERAGES, OTHER FOOD PRODUCTS--(Continued)
     11,600       NABISCO GROUP HOLDINGS ......................  $      301
    418,200       PEPSICO, INC ................................      18,584
     83,000       QUAKER OATS CO ..............................       6,235
      7,900       RALSTON PURINA CO ...........................         158
     91,000     * SAFEWAY, INC ................................       4,106
    144,700       SYSCO CORP ..................................       6,095
    122,114       UNILEVER NV (NEW YORK SHS) ..................       5,251
     21,790     * VLASIC FOODS INTERNATIONAL, INC .............          35
     72,300       WHITMAN CORP ................................         895
     56,000       WRIGLEY (WM) JR CO ..........................       4,491
                                                                 ----------
                  TOTAL FOODS AND RELATED .....................     148,713
                                                                 ----------
HEALTH--7.59%
DRUGS AND PHARMACEUTICALS--6.17%
      2,235     * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS            40
     60,200       ALLERGAN, INC ...............................       4,485
     57,200     * ALZA CORP ...................................       3,382
    256,100     * AMGEN, INC ..................................      17,991
     61,180       BERGEN BRUNSWIG CORP (CLASS A) ..............         336
    493,385       BRISTOL MYERS SQUIBB CO .....................      28,740
     83,800       CARDINAL HEALTH, INC ........................       6,201
        905     * CRESCENDO PHARMACEUTICALS CORP ..............          18
     84,176       CVS CORP ....................................       3,367
     18,400     * FOREST LABORATORIES, INC ....................       1,858
     20,000     * GENZYME CORP (GENERAL DIVISION) .............       1,189
      3,588     * GENZYME CORP (TISSUE REPAIR DIVISION) .......          19
      4,833     * GENZYME SURGICAL PRODUCTS ...................          48
     19,576     * GENZYME-MOLECULAR ONCOLOGY ..................         272
     24,700     * IVAX CORP ...................................       1,025
    423,100       JOHNSON & JOHNSON CO ........................      43,103
    239,300       LILLY (ELI) & CO ............................      23,900
     54,500       MALLINCKRODT, INC ...........................       2,367
     66,800       MCKESSON HBOC, INC ..........................       1,399
    611,800       MERCK & CO, INC .............................      46,879
     43,400       MYLAN LABORATORIES, INC .....................         792
    836,300       PFIZER, INC .................................      40,142
    403,400       SCHERING-PLOUGH CORP ........................      20,372
     88,400       SIGMA ALDRICH CORP ..........................       2,586
    277,900       WALGREEN CO .................................       8,945
                                                                 ----------
                                                                    259,456
                                                                 ----------
MEDICAL EQUIPMENT AND SUPPLIES--1.16%
     94,205       AGILENT TECHNOLOGIES, INC ...................       6,948
     30,800       BAUSCH & LOMB, INC ..........................       2,383
     64,600       BAXTER INTERNATIONAL, INC ...................       4,542
    150,900       BECTON DICKINSON & CO .......................       4,329
     53,500       BIOMET, INC .................................       2,056
    118,800     * BOSTON SCIENTIFIC CORP ......................       2,606
      5,980       EDWARDS LIFESCIENCES CORP ...................         111
    108,200     * GUIDANT CORP ................................       5,356
    347,100       MEDTRONIC, INC ..............................      17,290
     42,400       PE CORP-PE BIOSYSTEMS GROUP .................       2,793
      9,898     * ST. JUDE MEDICAL, INC .......................         454
                                                                 ----------
                                                                     48,868
                                                                 ----------
MEDICAL FACILITIES MANAGEMENT--0.26%
    235,755       COLUMBIA/HCA HEALTHCARE CORP ................       7,161
     12,408     * LIFEPOINT HOSPITALS, INC ....................         276
    123,300       TENET HEALTHCARE CORP .......................       3,329
     12,408     * TRIAD HOSPITALS, INC ........................         300
                                                                 ----------
                                                                     11,066
                                                                 ----------
                  TOTAL HEALTH ................................     319,390
                                                                 ----------
INDUSTRIAL MACHINERY--1.26%
  ELECTRICAL--0.47%
     24,400       AVNET, INC ..................................       1,446
     15,000       BALDOR ELECTRIC CO ..........................         279
     66,700       COOPER INDUSTRIES, INC ......................       2,172
    224,300       EMERSON ELECTRIC CO .........................      13,542
     66,200       GRAINGER (W.W.), INC ........................       2,040
     21,300       THOMAS & BETTS CORP .........................         407
                                                                 ----------
                                                                     19,886
                                                                 ----------
  OTHER INDUSTRIAL EQUIPMENT--0.79%
    190,400     * APPLIED MATERIALS, INC ......................      17,255
     46,600       BAKER HUGHES, INC ...........................       1,491
     30,600       CUMMINS ENGINE CO, INC ......................         834
    106,200       DEERE & CO ..................................       3,929
     44,500       GRACO, INC ..................................       1,446
     48,975       GRANT PRIDECO, INC ..........................       1,224
     64,900       INGERSOLL-RAND CO ...........................       2,612
     17,700       NORDSON CORP ................................         896
     25,500     * SMITH INTERNATIONAL, INC ....................       1,857
     90,438       TIMKEN CO ...................................       1,684
                                                                 ----------
                                                                     33,228
                                                                 ----------
                  TOTAL INDUSTRIAL MACHINERY ..................      53,116
                                                                 ----------
MEDIA AND LEISURE--2.68%
  BROADCASTING--2.06%
     60,500       CLEAR CHANNEL COMMUNICATIONS, INC ...........       4,538
      6,300     * COMCAST CORP (CLASS A) ......................         245
    152,700     * COMCAST CORP (CLASS A) SPECIAL ..............       6,184
     94,890     * COX COMMUNICATIONS, INC (CLASS A) ...........       4,323
    591,225       DISNEY (WALT) CO ............................      22,947
    357,407       TIME WARNER, INC ............................      27,163
    310,144     * VIACOM, INC (CLASS B) .......................      21,148
                                                                 ----------
                                                                     86,548
                                                                 ----------
  PUBLISHING--0.62%
     24,300       DELUXE CORP .................................         573
     41,000       DOW JONES & CO, INC .........................       3,003
    155,300       GANNETT CO, INC .............................       9,289
     11,300       KNIGHT-RIDDER, INC ..........................         601
    148,100       MCGRAW HILL COS, INC ........................       7,997
     42,200       NEW YORK TIMES CO (CLASS A) .................       1,667
     20,220     * R.H. DONNELLEY CORP .........................         392
     28,850       TIMES MIRROR CO SERIES A ....................       2,615
                                                                 ----------
                                                                     26,137
                                                                 ----------
                  TOTAL MEDIA AND LEISURE .....................     112,685
                                                                 ----------
RETAIL AND WHOLESALE--2.30%
  GENERAL MERCHANDISE STORES--2.30%
     53,300       COSTCO WHOLESALE CORP .......................       1,759
      1,000     * FEDERATED DEPARTMENT STORES, INC ............          34
     72,150       HASBRO, INC .................................       1,087
    148,600     * K MART CORP .................................       1,012
    151,691       MATTEL, INC .................................       2,000
     50,400       MAY DEPARTMENT STORES CO ....................       1,210
    253,922       MINNESOTA MINING & MANUFACTURING CO .........      20,949
     60,200       PENNEY, (J.C.) CO, INC ......................       1,110
    104,800       SEARS ROEBUCK & CO ..........................       3,419
     68,400       TARGET CORP .................................       3,967
     45,950     * TOYS `R' US, INC ............................         669
  1,033,200       WAL-MART STORES, INC ........................      59,538
                                                                 ----------
                  TOTAL RETAIL AND WHOLESALE ..................      96,754
                                                                 ----------

                        SEE NOTES TO FINANCIAL STATEMENTS
24  o  2000 CREF Semi-Annual Report

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                        VALUE (000)
   ------                                                        ----------

TECHNOLOGY--14.17%
  COMMUNICATIONS EQUIPMENT--1.43%
     35,400     * GLENAYRE TECHNOLOGIES, INC ..................  $      374
    619,200       NORTEL NETWORKS CORP (U.S.) .................      42,260
    154,000     * QUALCOMM, INC ...............................       9,240
     39,300     * SENSORMATIC ELECTRONICS CORP ................         621
    109,300     * TELLABS, INC ................................       7,480
                                                                 ----------
                                                                     59,975
                                                                 ----------
  COMPUTERS AND OFFICE EQUIPMENT--12.53%
     68,200       3COM CORP ...................................       3,930
    500,400     * AMERICA ONLINE, INC .........................      26,396
     96,600     * APPLE COMPUTER, INC .........................       5,059
    310,400       AUTOMATIC DATA PROCESSING, INC ..............      16,626
  1,461,700     * CISCO SYSTEMS, INC ..........................      92,909
    442,310       COMPAQ COMPUTER CORP ........................      11,307
    120,025       COMPUTER ASSOCIATES INTERNATIONAL, INC ......       6,144
    582,070     * DELL COMPUTER CORP ..........................      28,703
     10,462       DIEBOLD, INC ................................         292
    127,400       ELECTRONIC DATA SYSTEMS CORP ................       5,255
    477,000     * EMC CORP ....................................      36,699
     77,700       FIRST DATA CORP .............................       3,856
     16,369     * GARTNER GROUP, INC (CLASS B) ................         162
     64,100       GATEWAY, INC ................................       3,638
    247,000       HEWLETT-PACKARD CO ..........................      30,844
     50,900       IKON OFFICE SOLUTIONS, INC ..................         197
      7,840     * IMATION CORP ................................         230
    138,800       IMS HEALTH, INC .............................       2,498
    445,100       INTERNATIONAL BUSINESS MACHINES CORP ........      48,766
  1,110,300     * MICROSOFT CORP ..............................      88,824
     46,000       NETWORK APPLIANCE, INC ......................       3,703
     82,200       NOVELL, INC .................................         760
    601,486     * ORACLE CORP .................................      50,562
    137,200       PITNEY BOWES, INC ...........................       5,488
     51,239       SABRE HOLDINGS CORP .........................       1,460
    364,376     * SUN MICROSYSTEMS, INC .......................      33,135
     51,200       VERITAS SOFTWARE CORP .......................       5,786
    110,200       YAHOO, INC ..................................      13,651
                                                                 ----------
                                                                    526,880
                                                                 ----------
TECHNOLOGY--0.10%
     35,500       BEST BUY CO, INC ............................       2,245
     39,194       RADIOSHACK CORP .............................       1,857
                                                                 ----------
                                                                      4,102
                                                                 ----------
INSTRUMENTS AND RELATED PRODUCTS--0.11%
    228,200       XEROX CORP ..................................       4,735
                                                                 ----------
                  TOTAL TECHNOLOGY ............................     595,696
                                                                 ----------
TRANSPORTATION--0.51%
  AIR TRANSPORTATION--0.24%
     16,000     * ALASKA AIR GROUP, INC .......................         434
     79,900     * AMR CORP ....................................       2,112
     37,600       DELTA AIRLINES, INC .........................       1,901
     66,300     * FEDEX CORP .................................       2,519
    149,343       SOUTHWEST AIRLINES CO .......................       2,828
      5,618     * U.S. AIRWAYS GROUP, INC .....................         219
      2,300       UAL CORP ....................................         134
                                                                 ----------
                                                                     10,147
                                                                 ----------
  AUTOS, TIRES AND RELATED PRODUCTS--0.13%
     24,100       BANDAG, INC .................................         584
     49,600       FEDERAL-MOGUL CORP ..........................         474
     12,000       FLEETWOOD ENTERPRISES, INC ..................         171
    191,850       GENUINE PARTS CO ............................       3,837
     19,300       MODINE MANUFACTURING CO .....................         521
      3,400       RYDER SYSTEM, INC ...........................          64
                                                                 ----------
                                                                      5,651
                                                                 ----------
  RAILROADS--0.12%
    338,100       NORFOLK SOUTHERN CORP .......................       5,029
                                                                 ----------
  TRUCKING AND RELATED SERVICES--0.02%
     59,400       ARNOLD INDUSTRIES, INC ......................         717
                                                                 ----------
                  TOTAL TRANSPORTATION ........................      21,544
                                                                 ----------
UTILITIES--7.69%
  TELEPHONE--5.72%
     33,700       ALLTEL CORP .................................       2,087
    781,298       AT & T CORP .................................      24,709
    135,496     * AT & T CORP - LIBERTY MEDIA GROUP (CLASS A)       3,286
    538,200       BELLSOUTH CORP ..............................      22,941
    144,700       GLOBAL CROSSING LTD .........................       3,807
    735,600       LUCENT TECHNOLOGIES, INC ....................      43,584
    161,044     * MEDIA ONE GROUP, INC ......................      10,730
    125,600       NEXTEL COMMUNICATIONS, INC (CLASS A) ........       7,685
    861,904       SBC COMMUNICATIONS, INC .....................      37,277
    191,000     * SPRINT CORP (FON GROUP) ...................       9,741
    151,700       SPRINT CORP (PCS GROUP) .....................       9,026
    166,444       U.S. WEST, INC ..............................      14,273
    421,764       VERIZON COMMUNICATION .......................      21,431
     87,505       VODAFONE AIRTOUCH PLC ADR ...................       3,626
    577,213       WORLDCOM, INC ...............................      26,480
                                                                 ----------
                                                                    240,683
                                                                 ----------
  ELECTRIC, GAS AND OTHER--1.96%
    142,494       COLUMBIA ENERGY GROUP .......................       9,351
    196,500       EL PASO ENERGY CORP .........................      10,009
     80,693       EQUITABLE RESOURCES, INC ....................       3,893
     43,200       IDACORP, INC ................................       1,393
    217,757       KEYSPAN CORP ................................       6,696
    196,100       LOUISVILLE GAS & ELECTRIC ENERGY CORP .......       4,682
     88,133       MCN ENERGY GROUP, INC .......................       1,884
     87,700       NICOR, INC ..................................       2,861
    228,100       NISOURCE, INC ...............................       4,248
    124,500       OGE ENERGY CORP .............................       2,303
     66,000       PEOPLES ENERGY CORP .........................       2,137
    266,600       POTOMAC ELECTRIC POWER CO ...................       6,665
    121,300       PUGET SOUND ENERGY, INC .....................       2,585
    289,295       SCOTTISH POWER PLC ADR ......................       9,673
    176,500       TECO ENERGY, INC ............................       3,541
    255,300       WILLIAMS COS, INC ...........................      10,646
                                                                 ----------
                                                                     82,567
                                                                 ----------
                  TOTAL UTILITIES .............................     323,250
                                                                 ----------
                  TOTAL COMMON STOCK
                  (COST $1,366,487) ...........................   2,568,833
                                                                 ----------

  PRINCIPAL
  ---------
SHORT TERM INVESTMENTS--13.56%
COMMERCIAL PAPER--10.96%
                    AVNET, INC
$10,000,000       c,d 6.820%, 07/11/00 ........................       9,979
 20,000,000       c 6.820%, 07/14/00 ..........................      19,946
                    CONAGRA, INC
 13,910,000       6.830%, 07/25/00 ............................      13,843
                    COX COMMUNICATIONS, INC
 50,000,000       c,d 6.750%, 07/10/00 ........................      49,903
                    ENRON CORP
 31,000,000       6.750%, 07/17/00 ............................      30,899
                    FEDERATED DEPARTMENT STORES, INC
 10,000,000       c 6.850%, 07/10/00 ..........................       9,981
                    FEDEX CORP
 15,000,000       c 6.780%, 07/10/00 ..........................      14,971
  3,504,000       c 6.790%, 07/11/00 ..........................       3,497
 26,000,000       c,d 6.800%, 07/11/00 ........................      25,945
                    GUIDANT CORP
 40,000,000       d 6.750%, 07/13/00 ..........................      39,899

                        SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 25

  Statement of Investments - SOCIAL CHOICE ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                        VALUE (000)
   ------                                                        ----------

COMMERCIAL PAPER--(Continued)
                    INGERSOLL RAND CO
$30,000,000         c,d 6.750%, 07/12/00 .......................   $   29,930
                    PRAXAIR, INC
 18,000,000          d 6.720%, 07/17/00 ........................       17,941
 11,170,000          d 6.780%, 07/17/00 ........................       11,134
    800,000            6.730%, 07/18/00 ........................          797
 20,000,000            6.800%, 07/25/00 ........................       19,904
                    RYDER SYSTEMS, INC
 23,000,000          d 6.780%, 07/14/00 ........................       22,938
 21,675,000          d 6.800%, 07/14/00 ........................       21,616
                    SAFEWAY, INC
  4,990,000          c 7.200%, 07/05/00 ........................        4,985
 10,000,000          c 6.780%, 07/13/00 ........................        9,975
 10,000,000         c,d 6.790%, 07/14/00 .......................        9,973
 40,000,000         c,d 6.790%, 07/17/00 .......................       39,870
                    WHIRLPOOL CORP
 27,000,000          d 6.750%, 07/10/00 ........................       26,948
                    XEROX CREDIT CORP
 26,100,000          6.800%, 07/17/00 ..........................       26,018
                                                                   ----------
                                                                      460,892
                                                                   ----------
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES
  LOANED--2.60%
  REPURCHASED AGREEMENTS
                    JP MORGAN SECURITIES, INC
 49,254,000          i 6.80%, DATED 06/30/00, DUE 07/03/00 .....       49,305
                    PRUDENTIAL SECURITIES, INC
 10,000,000          i 6.750%, DATED 05/17/00, DUE12/29/00 .....       10,009
 50,172,000          i 6.880%, DATED 07/26/99, DUE 12/29/00 ....       50,218
                                                                   ----------
                                                                      109,532
                                                                   ----------
                    TOTAL SHORT TERM INVESTMENTS
                    (COST $570,542) ............................      570,424
                                                                   ----------
                    TOTAL PORTFOLIO--112.65%
                    (COST $3,550,470) ..........................    4,737,876
                    OTHER ASSETS & LIABILITIES, NET -- (12.65%).     (532,219)
                                                                   ---------
                    NET ASSETS--100.00% .........................  $4,205,657
                                                                   ==========


-------------
 * Non-income producing
 c Commercial Paper issued under the Private  Placement  exemption under Section
   4(2) of the Securities Act of 1933, as amended.
 d All or a portion of these securities have been segregated by the Custodian to cover securities purchased on a delayed delivery basis.
 e All or a portion of these securities are out on loan.
 g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At June 30, 2000, the value of these securities amounted to $4,852 or 0.12% of net assets.
 h These securities were purchased on a delayed delivery basis.
 i Repurchased agreements are fully collateralized as follows:


     DESCRIPTION             PRINCIPAL       VALUE           RATE       DATE
      -----------            ---------       -----           ----       ----
J P MORGAN
  SECURITIES, INC:
    Federal National
      Discount Note          $ 10,873,74    $10,614,522      4.750%-   10/02/00-
                                                             7.320%    06/21/01
    Federal National
      Mortgage Association    20,775,398     20,110,330      4.750%-   02/00/01-
                                                             8.100%    07/07/07
    Federal Home Loan
      Mortgage Corp            1,484,331      1,471,892      5.500%-   07/05/00-
                                                             7.875%    09/14/00

    Federal Home Loan Bank    14,381,552     14,201,557      4.980%-   07/26/00-
                                                             7.315%    09/15/00
    Resolution Funding Corp
      Strip Principal         18,759,371      2,800,249      8.875%    04/15/30-

    Student Loan Marketing
      Association                608,041        607,605      0.000%    07/03/30-

    U.S. Treasury Bond           355,060        433,037      7.875%    02/15/21

PRUDENTIAL
  SECURITIES, INC:
    Federal National
      Discount Note            3,397,446      3,327,055      4.750%-   07/01/00-
                                                             7.750%    06/01/17
    Federal home
      Loan Bank               14,848,000     14,484,207      4.675%-   07/20/00-
                                                             8.150%    01/05/05
    Federal home Loan
      Mortgage Corp            5,197,115      5,065,656      5.500%    07/06/00-
                                                              7.375%   09/14/00
    Federal National
      Mortgage Association    22,867,091     19,914,809      5.000%-   03/03/00-
                                                             7.550%    09/01/09
    Government National
      Mortgage Association    25,454,200     10,200,000      5.000%-   10/20/25-
                                                             6.500%    04/20/29
    Government
      Treasury Coupon             12,330         10,126       0.00%    05/15/01-
                                                                       11/15/04

    U.S. Treasury Bill         1,313,202      1,273,950      6.000%    12/28/00
    U.S. Treasury Bond            27,795         26,300      8.000%    01/01/01
    U.S. Treasury Note             4,014          2,951     12.000%    01/05/05
    U.S. Treasury Strip       21,402,675      7,070,430      4.000%-   02/01/01-
                                                             9.875%    11/15/28

-----------------
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in debt securities, is as follows:

                           MOODY'S RATINGS (unaudited)
                            AAA, AA, A         35.00%
                            BAA                 8.21%

U.S. Government obligations represent 56.79% of the long-term debt portfolio value and are not reflected in the above ratings.

                       SEE NOTES TO FINANCIAL STATEMENTS
26  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                     VALUE (000)
   ------                                                     ----------

PREFERRED STOCK--0.01%
BASIC INDUSTRIES--0.01%
CHEMICALS AND PLASTIC--0.01%
      8,835     SEALED AIR CORP (CLASS A) ................... $       447
                                                              -----------
                TOTAL BASIC INDUSTRIES ......................         447
                                                              -----------
CONSUMER DURABLE--0.00%
  HOME APPLIANCES AND FURNISHINGS--0.00%
      6,303     OSULLIVAN INDUSTRIES HOLDINGS, INC ..........           3
                                                              -----------
                TOTAL CONSUMER DURABLE ......................           3
                                                              -----------
HEALTH - 0.00%
  MEDICAL EQUIPMENT AND SUPPLIES--0.00%
     11,200     FRESENIUS MEDICAL CARE (CLASS D) ............           0
                                                              -----------
                TOTAL HEALTH ................................           0
                                                              -----------
INDUSTRIAL MACHINERY--0.00%
  ELECTRICAL--0.00%
      1,122     PREMIER FARNELL PLC CV ADR ..................          22
                                                              -----------
                TOTAL PREFERRED STOCK
                (COST $454) .................................         472
                                                              -----------
COMMON STOCK--97.91%
BASIC INDUSTRIES--3.83%
CHEMICALS AND PLASTIC--2.56%
      1,100   * AEP INDUSTRIES, INC .........................          28
     78,511     AIR PRODUCTS & CHEMICALS, INC ...............       2,419
     20,300   * AIRGAS, INC .................................         115
     10,300     ALBEMARLE CORP ..............................         203
     12,600     ALBERTO CULVER CO (CLASS B) .................         385
     11,600     APTARGROUP, INC .............................         313
      7,450     ARCH CHEMICALS, INC .........................         163
     87,996     AVON PRODUCTS, INC ..........................       3,916
      4,874     BLOCK DRUG, INC (CLASS A) ...................         206
     35,300     CABOT CORP ..................................         962
     15,600     CALGON CARBON CORP ..........................         121
      9,082     CAMBREX CORP ................................         409
        300   * CARBIDE/GRAPHITE GROUP, INC .................           1
     10,900     CARLISLE COS, INC ...........................         491
      7,300     CARTER WALLACE, INC .........................         147
      2,600     CHEMED CORP .................................          73
      9,400     CHEMFIRST, INC ..............................         227
     14,600     CHURCH & DWIGHT CO, INC .....................         263
     87,356     CLOROX CO ...................................       3,915
    213,384     COLGATE PALMOLIVE CO ........................      12,776
     43,757     CROMPTON CORP ...............................         536
      8,700   * CYGNUS, INC .................................         124
     15,400   * CYTEC INDUSTRIES, INC .......................         380
     12,800     DEXTER CORP .................................         614
     33,900     DIAL CORP ...................................         352
    247,842     DOW CHEMICAL CO .............................       7,482
    364,290     DU PONT (E.I.) DE NEMOURS & CO ..............      15,938
     28,800     EASTMAN CHEMICAL CO .........................       1,375
     41,400     ECOLAB, INC .................................       1,617
     29,400     ETHYL CORP ..................................          74
      9,700   * FMC CORP ....................................         563
      4,787     FULLER (H.B.) CO ............................         218
      3,361   * GENERAL CHEMICAL GROUP, INC .................           2
      7,600     GEON CO .....................................         141
     12,600     GEORGIA GULF CORP ...........................         262
     24,100   * GRACE W.R. & CO .............................         292
     18,100     GREAT LAKES CHEMICAL CORP ...................         570
     17,575     HANNA (M.A.) CO .............................         158
     38,600     HERCULES, INC ...............................         543
     93,885     ILLINOIS TOOL WORKS, INC ....................       5,351
     36,524     IMC GLOBAL, INC .............................         475
      1,972     IMC GLOBAL, INC WTS 12/22/00 ................           0
      5,700   * INTERNATIONAL SPECIALTY PRODUCTS, INC .......          32
     38,340     INTERNATIONAL FLAVORS & FRAGRANCES, INC .....       1,157
      7,900     JOHNS MANVILLE CORP .........................         104
     32,020     LAUDER (ESTEE) CO (CLASS A) .................       1,583
      1,000     LIQUI-BOX CORP ..............................          50
     19,795     LUBRIZOL CORP ...............................         416
      5,300     MACDERMID, INC ..............................         125
      1,800   * MCWHORTER TECHNOLOGIES, INC .................          35
     24,600     MILLENNIUM CHEMICAL, INC ....................         418
      6,900     MINERALS TECHNOLOGIES, INC ..................         317
      7,168     MISSISSIPPI CHEMICAL CORP ...................          34
      5,445     MYERS INDUSTRIES, INC .......................          59
        900     NCH CORP ....................................          33
      5,900     NL INDUSTRIES, INC ..........................          90
      3,600   * OCTEL CORP ..................................          28
     14,600     OLIN CORP ...................................         241
      8,750     OM GROUP, INC ...............................         385
      9,800     OMNOVA SOLUTIONS, INC .......................          61
     62,930   * PACTIV CORP .................................         496
     26,000   * PERRIGO CO ..................................         164
    470,238     PHARMACIA CORP ..............................      24,305
     58,350     PRAXAIR, INC ................................       2,184
    485,600     PROCTER & GAMBLE CO .........................      27,801
      8,700   * REVLON, INC (CLASS A) .......................          55
      5,400   * ROGERS CORP .................................         189
     35,048     ROHM & HAAS CO ..............................       1,209
     17,775     SCHULMAN (A.), INC ..........................         214
      7,100   * SCOTTS CO (CLASS A) .........................         259
     22,369   * SEALED AIR CORP .............................       1,172
     42,256     SOLUTIA, INC ................................         581
      5,500     SPARTECH CORP ...............................         149
      1,200     STEPAN CO ...................................          28
      7,800     TREDEGAR CORP ...............................         148
      1,300   * TREX CO, INC ................................          65
     23,500     TUPPERWARE CORP .............................         517
     10,800   * U.S. PLASTIC LUMBER CORP ....................          48
     43,600     UNION CARBIDE CORP ..........................       2,158
     32,700     USEC, INC ...................................         151
      4,600     VALHI, INC ..................................          48
     12,300     WELLMAN, INC ................................         199
                                                              -----------
                                                                  131,508
                                                              -----------
STEEL AND OTHER METALS--0.51%
     31,839     AK STEEL HOLDINGS CORP ......................         255
    317,932     ALCOA, INC ..................................       9,220
     31,410     ALLEGHENY TECHNOLOGIES, INC .................         565
      1,676   * ALLTRISTA CORP ..............................          36
      4,939   * ALPINE GROUP, INC ...........................          33
     11,267     ARCH COAL, INC ..............................          87
     12,443     BALL CORP ...................................         401
     67,014   * BATTLE MOUNTAIN GOLD CO .....................         147
      8,900     BELDEN, INC .................................         228
     48,286   * BETHLEHEM STEEL CORP ........................         172
      6,200     BRUSH ENGINEERED MATERIALS, INC .............          97
      1,200     BUTLER MANUFACTURING CO .....................          20
     10,200   * CABLE DESIGN TECHNOLOGIES CO ................         342
      6,600     CARPENTER TECHNOLOGY CORP ...................         139
      3,900     CASTLE (A.M.) & CO ..........................          32
        100     CENTURY ALUMINUM CO .........................           1
      1,504   * CHASE INDUSTRIES, INC .......................          14
      4,200     CLEVELAND CLIFFS, INC .......................         108
      4,600     COMMERCIAL METALS CO ........................         127
     21,625     CRANE CO ....................................         526
     46,653     CROWN CORK & SEAL CO, INC ...................         700
      1,500     CURTISS WRIGHT CORP .........................          56
     31,400     ENGELHARD CORP ..............................         536

                       SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 27

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                       VALUE (000)
   ------                                                       ----------

STEEL AND OTHER METALS--(Continued)
     17,692     * FREEPORT - MCMORAN COPPER & GOLD, INC
                  (CLASS A) ................................... $       161
     34,533     * FREEPORT - MCMORAN COPPER & GOLD, INC
                  (CLASS B) ...................................         319
     11,350       GENERAL CABLE CORP ..........................          92
      2,700       GIBRALTAR STEEL CORP ........................          38
     10,900     * GRIFFON CORP ................................          61
     14,500       HARSCO CORP .................................         370
     85,500       HOMESTAKE MINING CO .........................         588
      4,400       IMCO RECYCLING, INC .........................          24
      4,900       INTERMET CORP ...............................          34
     13,500     * KAISER ALUMINUM CORP ........................          54
     13,587     * KINROSS GOLD CORP ...........................          13
      8,600     * LONE STAR TECHNOLOGIES, INC .................         398
     41,400       LTV CORP ....................................         119
     18,513       MARK IV INDUSTRIES, INC .....................         386
      4,800       MATTHEWS INTERNATIONAL CORP (CLASS A) .......         139
      6,400     * MAVERICK TUBE CORP ..........................         186
      1,200     * MAXXAM, INC .................................          21
     15,200       METALS U.S.A., INC ..........................          71
     13,400     * MUELLER INDUSTRIES, INC .....................         375
     12,566       NATIONAL STEEL CORP (CLASS B) ...............          53
      6,600     * NCI BUILDING SYSTEMS, INC ...................         134
     61,530       NEWMONT MINING CORP .........................       1,331
      2,600     * NORTEK, INC .................................          51
     31,400       NUCOR CORP ..................................       1,042
        800     * OPTICAL CABLE CORP ..........................          24
      8,800       OREGON STEEL MILLS, INC .....................          17
     42,354       PARKER-HANNIFIN CORP ........................       1,451
     28,313       PHELPS DODGE CORP ...........................       1,053
      1,500       PITT-DES MOINES, INC ........................          29
      8,900       PRECISION CAST PARTS CORP ...................         403
      6,300       PRIMEX TECHNOLOGIES, INC ....................         139
      4,700       QUANEX CORP .................................          70
      6,300       RELIANCE STEEL & ALUMINUM CO ................         120
      9,000       ROUGE INDUSTRIES, INC (CLASS A) .............          27
      2,400     * RTI INTERNATIONAL METALS ....................          27
      5,090       RYERSON TULL, INC ...........................          53
      5,500     * SILGAN HOLDINGS, INC ........................          54
      8,300       SOUTHERN PERU COPPER CORP ...................         101
      4,800     * SPS TECHNOLOGIES, INC .......................         197
     14,100     * STEEL DYNAMICS, INC .........................         128
     13,950     * STILLWATER MINING CO ........................         389
      7,500     * SUNSHINE MINING & REFINING CO ...............           3
      3,321       SUPERIOR TELECOM, INC .......................          33
      7,500       TEXAS INDUSTRIES, INC .......................         217
      4,800       TITAN INTERNATIONAL, INC ....................          26
      6,400       TITANIUM METALS CORP ........................          30
     17,500     * TOWER AUTOMOTIVE, INC .......................         219
      3,300     * U.S. CAN CORP ...............................          57
     31,700       USX-US STEEL GROUP, INC .....................         588
      6,700       VALMONT INDUSTRIES, INC .....................         133
      5,600       WATTS INDUSTRIES, INC (CLASS A) .............          71
      4,600     * WOLVERINE TUBE, INC .........................          78
     28,840       WORTHINGTON INDUSTRIES, INC .................         303
                                                                -----------
                                                                     25,942
                                                                -----------
PAPER AND FOREST PRODUCTS--0.76%
      8,166    b* AMERICAN PAD & PAPER CO .....................           0
        700       AMERICAN WOODMARK CORP ......................          14
     35,995       AVERY DENNISON CORP .........................       2,416
     17,713       BEMIS, INC ..................................         596
     18,700       BOISE CASCADE CORP ..........................         484
     18,669       BOWATER, INC ................................         824
     11,900     * BUCKEYE TECHNOLOGIES, INC ...................         261
     10,200       CARAUSTAR INDUSTRIES, INC ...................         154
        400       CAVALIER HOMES, INC .........................           1
     16,100     * CHAMPION ENTERPRISES, INC ...................          78
      7,100       CHESAPEAKE CORP .............................         210
     37,720       CLAYTON HOMES, INC ..........................         302
     20,600       CONSOLIDATED PAPERS, INC ....................         753
     12,170       CROWN VANTAGE, INC ..........................           2
      6,200     * DAISYTEK INTERNATIONAL CORP .................          59
      5,757       DELTIC TIMBER CORP ..........................         123
     10,300     * EARTHSHELL CORP .............................          31
     78,175       FORT JAMES CORP .............................       1,808
     19,400     * GAYLORD CONTAINER CO ........................          52
     62,500       GEORGIA-PACIFIC CORP (PACKING GROUP) ........       1,641
     31,600       GEORGIA-PACIFIC CORP (TIMBER GROUP) .........         683
      9,400       GLATFELTER (P.H.) CO ........................          96
     10,400     * GRAPHIC PACKAGING INTERNATIONAL CORP ........          22
      2,200       GREIF BROTHERS CORP (CLASS A) ...............          68
    176,727       INTERNATIONAL PAPER CO ......................       5,269
      6,800     * IVEX PACKAGING CORP .........................          76
    201,770       KIMBERLY-CLARK CORP .........................      11,577
     19,200       LONGVIEW FIBRE CO ...........................         212
     37,700       LOUISIANA PACIFIC CORP ......................         410
     14,200     * MAIL-WELL, INC ..............................         122
     38,044       MEAD CORP ...................................         961
     15,300       OAKWOOD HOMES CORP ..........................          28
      8,750     * PALM HARBOR HOMES, INC ......................         127
     10,600     * PLAYTEX PRODUCTS, INC .......................         120
     10,000       POTLATCH CORP ...............................         331
     10,200       RAYONIER, INC ...............................         366
      1,700       REPUBLIC GROUP, INC .........................          15
      6,500       ROCK-TENN CO (CLASS A) ......................          56
      5,925     * SCHOOL SPECIALTY, INC .......................         110
      5,760       SCHWEITZER-MAUDUIT INTERNATIONAL, INC .......          72
      3,200       SKYLINE CORP ................................          69
     42,527     * SMURFIT-STONE CONTAINER CORP ................         548
     37,323       SONOCO PRODUCTS CO ..........................         767
     11,500       ST. JOE CO ..................................         345
     17,534       TEMPLE-INLAND, INC ..........................         736
     11,800     * UNITED STATIONERS, INC ......................         382
      2,700       UNIVERSAL FOREST PRODUCTS, INC ..............          37
     20,025       WAUSAU-MOSINEE PAPER CORP ...................         171
     32,050       WESTVACO CORP ...............................         795
     83,597       WEYERHAEUSER CO .............................       3,595
     37,300       WILLAMETTE INDUSTRIES, INC ..................       1,016
                                                                -----------
                                                                     38,991
                                                                -----------
                  TOTAL BASIC INDUSTRIES ......................     196,441
                                                                -----------
BUSINESS SERVICES--1.09%
ADVERTISING AND OTHER SERVICES--1.09%
      6,400     * 24/7 MEDIA, INC .............................         100
      6,325       AARON RENTS, INC ............................          79
      6,043       ABM INDUSTRIES, INC .........................         139
      4,600       ACKERLEY GROUP, INC .........................          54
      5,024     * ADMINSTAFF, INC .............................         319
      6,700     * ADVO, INC ...................................         281
      3,800     * AHL SERVICES, INC ...........................          23
         65     * AKAMAI TECHNOLOGIES, INC ....................           8
      9,800     * ANSWERTHINK, INC ............................         163
     27,387     * APOLLO GROUP, INC (CLASS A) .................         767
      1,400     * BERLITZ INTERNATIONAL, INC ..................          13
     36,121       BLOCK (H&R), INC ............................       1,169
      3,900     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .......          83
      5,009     * BURNS INTERNATIONAL SERVICES CORP ...........          63
        800       CADUS PHARMACEUTICAL CORP ...................           1
      2,600     * CAREER EDUCATION CORP .......................         126
      3,700     * CARRIAGE SERVICES, INC (CLASS A) ............          12
      5,900     * CATALINA MARKETING CORP .....................         602
     20,900     * CATALYTICA, INC .............................         230

                       SEE NOTES TO FINANCIAL STATEMENTS
28 o 2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                       VALUE (000)
   ------                                                       ----------

ADVERTISING AND OTHER SERVICES--(Continued)
      4,500     * CDI CORP .................................... $        92
     23,700     * CELGENE CORP ................................       1,395
    267,464     * CENDANT CORP ................................       3,744
     20,500     * CENTURY BUSINESS SERVICES, INC ..............          40
      2,200     * CHARLES RIVER ASSOCIATES, INC ...............          39
     13,600     * CHECKFREE HOLDINGS CORP .....................         701
     41,950       CINTAS CORP .................................       1,539
      4,725     * CIRCLE.COM ..................................          17
     81,244     * CMGI, INC ...................................       3,722
      6,700     * COINSTAR, INC ...............................          67
      2,600     * CORNELL COS, INC ............................          21
      3,400     * CORPORATE EXECUTIVE BOARD CO ................         204
     21,050     * COVANCE, INC ................................         186
      2,628       CPI CORP ....................................          56
      8,500     * CRITICAL PATH, INC ..........................         496
      4,850     * CTC COMMUNICATIONS GROUP, INC ...............         175
     21,900     * DEVRY, INC ..................................         579
      5,000     * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A)...         440
     34,138     * DOUBLECLICK, INC ............................       1,302
     59,948       DUN & BRADSTREET CORP .......................       1,716
     22,100     * EBAY, INC ...................................       1,200
      8,100     * EDGEWATER TECHOLOGY, INC ....................          54
      6,800     * EDUCATION MANAGEMENT CORP ...................         123
      1,800     * ELECTRO RENT CORP ...........................          22
         10       EMERGE INTERACTIVE, INC .....................           0
      5,200     * ENTREMED, INC ...............................         156
      3,900     * F.Y.I., INC .................................         131
      3,800       FAIR ISSAC & CO, INC ........................         167
      8,581     * FIRST CONSULTING GROUP, INC .................          48
      2,200     * FORRESTER RESEARCH, INC .....................         160
      9,000       G & K SERVICES, INC (CLASS A) ...............         226
     20,394       GARTNER GROUP, INC (CLASS A) ................         245
     12,600     * GETTY IMAGES, INC ...........................         467
        100       GREY ADVERTISING, INC .......................          52
      2,100     * HAGLER BAILLY, INC ..........................          11
      4,000     * HEARME.COM ..................................          18
      5,700     * HEIDRICK & STRUGGLES INTERNATIONAL,INC ......         360
     10,000     * INCTYE GENOMICS .............................         822
      2,200     * INSPIRE INSURANCE SOLUTIONS, INC ............           7
     19,700     * INTERIM SERVICES, INC .......................         350
        500       INTERPOOL, INC ..............................           5
    111,476       INTERPUBLIC GROUP OF COS, INC ...............       4,793
      8,500     * IT GROUP, INC ...............................          41
      5,300     * ITT EDUCATIONAL SERVICES, INC ...............          93
      8,000     * JACOBS ENGINEERING GROUP, INC ...............         262
         24     * KANA COMMUNICATIONS, INC ....................           1
      9,700       KELLY SERVICES, INC (CLASS A) ...............         224
        200     * KENDLE INTERNATIONAL, INC ...................           2
     14,000     * KFORCE.COM, INC .............................          97
      8,200     * KORN FERRY INTERNATIONAL ....................         260
     12,800     * LABOR READY, INC ............................          85
     19,350     * LAMAR ADVERTISING CO (CLASS A) ..............         838
      1,900       LANDAUER, INC ...............................          30
      4,400     * LASON, INC ..................................          11
      3,900     * LEARNING TREE INTERNATIONAL, INC ............         239
     27,800       MANPOWER, INC ...............................         890
     43,198     * MARCHFIRST, INC .............................         788
      6,600     * MARKETING SERVICES GROUP ....................          29
      4,100     * MAXIMUS, INC ................................          91
      3,200       MCGRATH RENTCORP ............................          54
      1,200     * MEDIA METRIX, INC ...........................          31
      4,400     * MEMBERWORKS, INC ............................         148
     10,500     * MESSAGEMEDIA, INC ...........................          37
      2,300     * MODEM MEDIA, INC ............................          29
     33,777     * MODIS PROFESSIONAL SERVICES, INC ............         258
      5,400     * NATIONAL EQUIPMENT SERVICES, INC ............          32
      9,000     * NATIONSRENT, INC ............................          34
     13,300     * NAVIGANT CONSULTING CO ......................          57
     12,800     * NBC INTERNET, INC ...........................         160
      4,200     * NEFF CORP ...................................          16
     15,100    b* NEUROMEDICAL SYSTEMS, INC ...................           1
     12,000     * NORSTAN, INC ................................          48
     22,295     * NOVA CORP (GEORGIA) .........................         623
     65,800       OMNICOM GROUP, INC ..........................       5,860
      7,800     * ON ASSIGNMENT, INC ..........................         238
         55     * OPUS360 CORP ................................           0
      9,800     * PAREXEL INTERNATIONAL CORP ..................          94
      9,800     * PEGASUS SOLUTIONS, INC ......................         107
      9,622     * PERSONNEL GROUP OF AMERICA, INC .............          28
      6,600     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC .....         139
     18,196       PITTSTON BRINKS GROUP CO ....................         249
      7,100     * PREPAID LEGAL SERVICES, INC .................         212
      5,000     * PROBUSINESS SERVICES, INC ...................         133
      1,100     * PROFESSIONAL DETAILING, INC .................          37
     12,850     * PROFIT RECOVERY GROUP INTERNATIONAL, INC ....         214
      4,900     * PROTECTION ONE, INC .........................          11
     41,912     * QUINTILES TRANSNATIONAL CORP ................         592
      3,900     * REDBACK NETWORKS, INC .......................         694
     10,300       REGIS CORP ..................................         129
     10,600     * RENAISSANCE WORLDWIDE, INC ..................          17
      5,657     * RENT WAY, INC ...............................         165
      6,100     * RENT-A-CENTER, INC ..........................         137
     64,900     * ROBERT HALF INTERNATIONAL, INC ..............       1,850
      7,800       ROLLINS, INC ................................         116
     36,175    b* SAFETY-KLEEN CORP ...........................           3
     97,693       SERVICE CORP INTERNATIONAL, INC .............         311
    111,650       SERVICEMASTER CO ............................       1,270
     15,700     * SITEL CORP ..................................          78
     18,900     * SNYDER COMMUNICATIONS, INC ..................         449
      4,100     * SOS STAFFING SERVICES, INC ..................          13
     16,000       SOTHEBY'S HOLDINGS, INC (CLASS A) ...........         280
      6,500     * STAFF LEASING, INC ..........................          23
      2,900     * STARTEK, INC ................................         146
      3,200    b* STONE & WEBSTER, INC ........................           2
      1,900       STRAYER EDUCATION, INC ......................          46
      1,900     * SUPERIOR CONSULTANT HOLDINGS CORP ...........           9
     15,950     * SYLVAN LEARNING SYSTEMS, INC ................         219
      2,300       TEJON RANCH CO ..............................          52
      8,200     * TELETECH HOLDINGS, INC ......................         255
     12,412     * TETRA TECH, INC .............................         284
     19,700     * TMP WORLDWIDE, INC ..........................       1,454
     15,700       TRUE NORTH COMMUNICATIONS, INC ..............         691
      2,400       UNIFIRST CORP ...............................          19
     11,111     * UNITED RENTALS, INC .........................         190
      2,500     * URS CORP ....................................          38
         75     * US INTERACTIVE, INC .........................           1
     20,700     * VALASSIS COMMUNICATIONS, INC ................         789
     12,200     * VALENCE TECHNOLOGY, INC .....................         225
     28,700     * VERTICALNET, INC ............................       1,060
      2,400     * VOLT INFORMATION SCIENCES, INC ..............          79
      5,800     * WACKENHUT CORP SERIES A .....................          75
      3,000     * WACKENHUT CORRECTIONS CORP ..................          23
      5,300     * WEST TELESERVICES CORP ......................         134
      1,600     * WESTAFF, INC ................................           7
      4,100     * XCEED, INC ..................................          37
      4,800     * XTRA CORP ...................................         189
     12,900       YOUNG & RUBICAM, INC ........................         738
         78     * ZAP.COM CORP ................................           0
                                                                -----------
                  TOTAL BUSINESS SERVICES .....................      55,900
                                                                -----------


                       SEE NOTES TO FINANCIAL STATEMENTS
29 o 2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                       VALUE (000)
   ------                                                       ----------

CONSTRUCTION AND REAL ESTATE--2.08%
  BUILDING MATERIALS--1.80%
      9,200       AMCOL INTERNATIONAL CORP .................... $       152
      9,800       APOGEE ENTERPRISES, INC .....................          35
      1,500       CARBO CERAMICS, INC .........................          53
      3,000       CENTEX CONSTRUCTION PRODUCTS, INC ...........          68
     14,644     * COMFORT SYSTEMS U.S.A., INC .................          59
        575       COORSTEK, INC ...............................          26
    105,672       CORNING, INC ................................      28,518
     19,600     * DAL-TILE INTERNATIONAL, INC .................         162
      7,500     * DEPARTMENT 56, INC ..........................          83
      2,100     * DUPONT PHOTOMASKS, INC ......................         144
      7,100       ELCOR CORP ..................................         163
      2,600     * EMCOR GROUP, INC ............................          60
     21,715     * ENCOMPASS SERVICES CORP .....................         125
     13,500       FERRO CORP ..................................         284
      6,200       FLORIDA ROCK INDUSTRIES, INC ................         221
    855,250       HOME DEPOT, INC .............................      42,709
      8,400     * INTEGRATED ELECTRICAL SERVICES, INC .........          43
     12,076       LAFARGE CORP ................................         254
      5,900       LIBBEY, INC .................................         190
      7,900       LILLY INDUSTRIES, INC (CLASS A) .............         237
    126,316       LOWES COS, INC ..............................       5,187
     16,968       MARTIN MARIETTA MATERIALS, INC ..............         686
    165,822       MASCO CORP ..................................       2,995
        800    b* OMEGA ENVIRONMENTAL, INC ....................           0
     22,600       OWENS CORNING CO ............................         209
     55,100     * OWENS ILLINOIS, INC .........................         644
     64,300       PPG INDUSTRIES, INC .........................       2,849
        800       PUERTO RICAN CEMENT CO, INC .................          22
     19,650     * QUANTA SERVICES, INC ........................       1,081
      9,600       ROHN INDUSTRIES, INC ........................          41
     39,037       RPM, INC ....................................         395
     52,031       SHERWIN-WILLIAMS CO .........................       1,102
     14,192       SOUTHDOWN, INC ..............................         820
     18,300       USG CORP ....................................         556
     13,900       VALSPAR CORP ................................         469
     33,500       VULCAN MATERIALS CO .........................       1,430
      4,738       WATSCO, INC .................................          59
                                                                -----------
                                                                     92,131
                                                                -----------
CONSTRUCTION--0.22%
     11,186     * BLOUNT INTERNATIONAL, INC ...................          86
     20,978       CENTEX CORP .................................         493
      3,000     * CROSSMAN COMMUNITIES, INC ...................          50
     14,025     * DYCOM INDUSTRIES, INC .......................         645
     28,252       FLUOR CORP ..................................         893
     12,600       FOSTER WHEELER CORP .........................         109
      6,800       GRANITE CONSTRUCTION, INC ...................         167
     17,337       HILLENBRAND INDUSTRIES, INC .................         543
     22,300       HON INDUSTRIES, INC .........................         524
     19,700       HORTON (D.R.), INC ..........................         267
      7,200     * INSITUFORM TECHNOLOGIES, INC (CLASS A) ......         195
     18,600       KAUFMAN & BROAD HOME CORP ...................         369
     11,900       KIMBALL INTERNATIONAL, INC (CLASS B) ........         176
     24,052     * LEAR CORP ...................................         481
     25,278       LENNAR CORP .................................         512
     12,450     * MASTEC, INC .................................         475
      7,400       MDC HOLDINGS, INC ...........................         138
     28,800       MILLER (HERMAN), INC ........................         745
     12,684     * MORRISON KNUDSEN CORP .......................          92
    103,151       NEWELL RUBBERMAID, INC ......................       2,656
      3,400     * NVR, INC ....................................         194
     13,600       PULTE CORP ..................................         294
      5,100       RYLAND GROUP, INC ...........................         113
      7,715       STANDARD-PACIFIC CORP .......................          77
     20,000       STEELCASE, INC ..............................         340
      7,600     * TOLL BROTHERS, INC ..........................         156
     31,800       U.S. INDUSTRIES, INC ........................         386
     12,900       WALTER INDUSTRIES, INC ......................         148
      5,333     * WEBB (DEL) CORP .............................          82
                                                                -----------
                                                                     11,406
                                                                -----------
REAL ESTATE--0.06%
     20,300       ARDEN REALTY GROUP, INC .....................         477
      8,400     * CASTLE & COOKE, INC .........................         162
     38,100     * CATELLUS DEVELOPMENT CORP ...................         572
      8,497     * CB RICHARD ELLIS SERVICES GROUP, INC ........          78
     17,900     * FAIRFIELD COMMUNITIES, INC ..................         141
      5,100       FOREST CITY ENTERPRISES, INC (CLASS A) ......         170
      5,800     * INSIGNIA FINANCIAL GROUP, INC ...............          58
     11,000     * JONES LANG LA SALLE .........................         147
      9,450       LNR PROPERTY CORP ...........................         184
     11,800     * PINNACLE HOLDINGS, INC ......................         637
     12,700     * SECURITY CAPITAL GROUP, INC (CLASS B) .......         216
     38,500       STEWART ENTERPRISES, INC (CLASS A) ..........         136
      9,600     * TRAMMELL CROW CO ............................         103
                                                                -----------
                                                                      3,081
                                                                -----------
                  TOTAL CONSTRUCTION AND REAL ESTATE ..........     106,618
                                                                -----------
CONSUMER DURABLE--8.96%
  HOME APPLIANCES AND FURNISHINGS--8.44%
      7,900     * ACTEL CORP ..................................         360
      3,800     * ADVANCED ENERGY INDUSTRIES, INC .............         224
     56,107     * ADVANCED MICRO DEVICES, INC .................       4,334
      6,600     * AEROFLEX, INC ...............................         328
     10,900     * ALLIANCE SEMICONDUCTOR CORP .................         268
     12,400     * ALPHA INDUSTRIES, INC .......................         546
     65,300     * ALTERA CORP .................................       6,657
     60,400     * AMERICAN POWER CONVERSION CORP ..............       2,465
      5,700     * AMERICAN SUPERCONDUCTOR CORP ................         275
      6,000     * AMERICAN XTAL TECHNOLOGY, INC ...............         260
     35,100     * AMKOR TECHNOLOGY, INC .......................       1,239
     13,700     * AMPHENOL CORP (CLASS A) .....................         907
     10,900     * ANADIGICS, INC ..............................         371
    130,712     * ANALOG DEVICES, INC .........................       9,934
      9,633     * APPLICA, INC ................................         109
      5,400    b* APPLIED MAGNETICS CORP ......................           0
     39,100     * APPLIED MICRO CIRCUITS CORP .................       3,861
     12,100     * ARTESYN TECHNOLOGIES, INC ...................         337
     81,800     * ATMEL CORP ..................................       3,016
     15,800       AVX CORP ....................................         362
      7,100       BASSETT FURNITURE INDUSTRIES, INC ...........          90
     42,400     * BED BATH & BEYOND, INC ......................       1,537
      5,841     * BENCHMARK ELECTRONICS, INC ..................         214
      8,900       BMC INDUSTRIES, INC .........................          36
     13,500     * BOMBAY, INC .................................          40
     40,800     * BROADCOM CORP (CLASS A) .....................       8,933
     14,125     * BURR BROWN CORP .............................       1,224
      3,561       BUSH INDUSTRIES, INC (CLASS A) ..............          57
      1,500     * CATAPULT COMMUNICATIONS CORP ................          15
     66,302     * CONEXANT SYSTEMS, INC .......................       3,224
     10,400     * CREE, INC ...................................       1,388
     10,012       CTS CORP ....................................         451
     41,500     * CYPRESS SEMICONDUCTOR CORP ..................       1,753
     21,800       DALLAS SEMICONDUCTOR CORP ...................         888
      3,600     * EMCORE CORP .................................         432
      9,400     * ESS TECHNOLOGY, INC .........................         136
     12,100     * E-TEK DYNAMICS, INC .........................       3,192
     14,900       ETHAN ALLEN INTERIORS, INC ..................         358
      6,850     * EXAR CORP ...................................         597
     17,900     * FURNITURE BRANDS INTERNATIONAL, INC .........         271
     11,700     * GENERAL SEMICONDUCTOR, INC ..................         173
    388,622       GILLETTE CO .................................      13,577

                       SEE NOTES TO FINANCIAL STATEMENTS
30 O  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                       VALUE (000)
   ------                                                       ----------

 HOME APPLIANCES AND FURNISHINGS--(Continued)
      5,950       HARMAN INTERNATIONAL INDUSTRIES, INC ........$        363
      5,800       HAVERTY FURNITURE COS, INC ..................          49
     21,100       HEILIG MEYERS CO ............................          25
      8,200       HELIX TECHNOLOGY CORP .......................         320
      4,400     * HI/FN, INC ..................................         195
      8,800     * HUTCHINSON TECHNOLOGY, INC ..................         125
      2,400       INNOVEX, INC ................................          23
     31,200     * INTEGRATED DEVICE TECHNOLOGY, INC ...........       1,868
  1,238,000       INTEL CORP ..................................     165,505
     22,700     * INTERNATIONAL RECTIFIER CORP ................       1,271
     39,600     * JABIL CIRCUIT, INC ..........................       1,965
    221,790     * JDS UNIPHASE CORP ...........................      26,587
     28,000     * KEMET CORP ..................................         702
     11,500     * KOPIN CORP ..................................         796
      3,800     * LASERSIGHT, INC .............................          14
     17,200     * LATTICE SEMICONDUCTOR CORP ..................       1,189
     20,800       LA-Z-BOY, INC ...............................         291
     71,620       LEGGETT & PLATT, INC ........................       1,182
    113,600       LINEAR TECHNOLOGY CO ........................       7,263
     14,400     * LINENS' N THINGS, INC .......................         391
    111,144     * LSI LOGIC CORP ..............................       6,016
    104,500     * MAXIM INTEGRATED PRODUCTS, INC ..............       7,099
      2,500     * MAXWELL TECHNOLOGIES, INC ...................          34
     32,300       MAYTAG CO ...................................       1,191
     13,500     * MEMC ELECTRONIC MATERIALS, INC ..............         243
     13,100       METHODE ELECTRONICS, INC (CLASS A) ..........         506
     21,200     * MICREL, INC .................................         921
     28,000     * MICROCHIP TECHNOLOGY, INC ...................       1,631
    172,218     * MICRON TECHNOLOGY, INC ......................      15,166
      9,224     * MIPS TECHNOLOGIES, INC (CLASS B) ............         355
     11,600     * MMC NETWORKS, INC ...........................         620
     37,390       MOLEX, INC ..................................       1,799
     18,200     * MRV COMMUNICATIONS, INC .....................       1,224
      3,200       NATIONAL PRESTO INDUSTRIES, INC .............          98
     64,592     * NATIONAL SEMICONDUCTOR CORP .................       3,666
      9,300     * NEOMAGIC CORP ...............................          28
     12,600     * NVIDIA CORP .................................         801
     49,100       OIS OPTICAL IMAGING SYSTEMS, INC ............           0
      3,300       PARK ELECTROCHEMICAL CORP ...................         119
      2,100     * PARKERVISION, INC ...........................         106
      8,200     * PHOTRONICS, INC .............................         233
     38,155       PIER 1 IMPORTS, INC .........................         372
      6,400     * PLEXUS CORP .................................         723
      5,300     * PLX TECHNOLOGY, INC .........................         220
     54,000     * PMC-SIERRA, INC .............................       9,595
      9,600     * POWER INTEGRATIONS, INC .....................         226
      8,050     * POWER-ONE, INC ..............................         917
     27,100     * QLOGIC CORP .................................       1,790
     27,600     * RAMBUS, INC .................................       2,843
     17,900     * READ RITE CORP ..............................          40
      2,300     * RECOTON CORP ................................          24
      9,200     * REMEC, INC ..................................         385
      4,500     * RESTORATION HARDWARE, INC ...................          25
     19,100     * RF MICRO DEVICES, INC .......................       1,674
     30,800     * S3, INC .....................................         454
      3,300     * SALTON, INC .................................         122
     54,680     * SANMINA CORP ................................       4,675
      8,800     * SAWTEK, INC .................................         507
     53,054     * SCI SYSTEMS, INC ............................       2,079
     24,300     * SDL, INC ....................................       6,930
      2,600     * SELECT COMFORT CORP .........................           8
     12,000     * SEMTECH CORP ................................         918
      2,400     * SILICONIX, INC ..............................         162
      2,700     * SIMPSON MANUFACTURING CO, INC ...............         129
      7,500     * SIPEX CORP ..................................         208
     21,450       SNAP-ON, INC ................................         571
    186,504     * SOLECTRON CORP ..............................       7,810
     25,200       STANLEY WORKS CO ............................         599
     37,726     * SUNBEAM CORP ................................         130
      4,200       TECHNITROL, INC .............................         407
    606,220       TEXAS INSTRUMENTS, INC ......................      41,640
     18,700     * TITAN CORP ..................................         837
     14,800     * TRANSWITCH CORP .............................       1,142
     11,800     * TRIQUINT SEMICONDUCTOR, INC .................       1,129
     12,400     * VARIAN SEMICONDUCTOR EQUIPMENT
                  ASSOCIATES, INC .............................         779
     40,906     * VISHAY INTERTECHNOLOGY, INC .................       1,552
     60,700     * VITESSE SEMICONDUCTOR CORP ..................       4,465
     26,800       WHIRLPOOL CORP ..............................       1,250
     15,700     * WILLIAMS-SONOMA, INC ........................         509
    102,600     * XILINX, INC .................................       8,471
      8,300     * ZOMAX, INC ..................................         109
                                                               ------------
                                                                    432,845
                                                               ------------
TEXTILE APPAREL AND ACCESSORIES--0.52%
     35,882     * ABERCROMBIE & FITCH CO (CLASS A) ............         437
      6,984     * ALBANY INTERNATIONAL CORP (CLASS A) (NEW) ...         101
      8,800     * AMERICAN EAGLE OUTFITTERS, INC ..............         123
      7,757     * ANN TAYLOR STORES CORP ......................         257
      6,000       BROWN SHOE CO, INC ..........................          78
      3,300     * BUCKLE, INC .................................          39
      6,520       BURLINGTON COAT FACTORY WAREHOUSE CORP ......          70
     23,100     * BURLINGTON INDUSTRIES, INC ..................          39
      8,300       CATO CORP (CLASS A) .........................          96
     36,100     * CHARMING SHOPPES, INC .......................         184
      4,400     * CHICO'S FAS, INC ............................          88
      7,700     * CHILDREN'S PLACE RETAIL STORES, INC .........         158
     14,800       CLAIRE'S STORES, INC ........................         285
     17,100     * COLLINS & AIKMAN CORP .......................          89
      3,000     * COLUMBIA SPORTSWEAR CO ......................          81
      5,300     * DAN RIVER, INC (CLASS A) ....................          25
      1,100     * DAVIDS BRIDAL, INC ..........................          13
      4,500     * DONNA KARAN INTERNATIONAL, INC ..............          29
      7,100     * DRESS BARN, INC .............................         157
         13       b* EDISON BROTHERS STORES WTS 09/26/05 ......           0
      5,800     * FINISH LINE, INC (CLASS A) ..................          47
      7,169     * FOOTSTAR, INC ...............................         238
      5,150     * FOSSIL, INC .................................         100
        700    b* FRUIT OF THE LOOM LTD (CLASS A) .............           0
    239,791       GAP, INC ....................................       7,493
      6,200     * GENESCO, INC ................................         100
      1,900     * GLOBAL SPORTS, INC ..........................          12
      8,000     * GOODYS FAMILY CLOTHING, INC .................          44
      2,600     * GUESS ?, INC ................................          36
      3,000       GUILFORD MILLS, INC .........................          13
      9,700     * GYMBOREE CORP ...............................          29
     20,200       INTERFACE, INC (CLASS A) ....................          77
     30,780       INTIMATE BRANDS, INC (CLASS A) ..............         608
     37,309     * JONES APPAREL GROUP, INC ....................         877
     11,700    b* JUST FOR FEET, INC ..........................           0
      9,200       JUSTIN INDUSTRIES, INC ......................         201
     11,900       KELLWOOD CO .................................         251
        500       KENNETH COLE PRODUCTIONS, INC ...............          20
      1,200       K-SWISS, INC (CLASS A) ......................          19
    119,228       LIMITED, INC ................................       2,578
     21,100       LIZ CLAIBORNE, INC ..........................         744
      8,950     * MEN'S WEARHOUSE, INC ........................         200
     16,200     * MOHAWK INDUSTRIES, INC ......................         352
      1,300       MOVADO GROUP, INC ...........................          16
     13,500     * NAUTICA ENTERPRISES, INC ....................         144
     31,247       NIKE, INC (CLASS B) .........................       1,244
     37,600       NORDSTROM, INC ..............................         907
     13,200     * OAKLEY, INC .................................         152

                       SEE NOTES TO FINANCIAL STATEMENTS
                                              2000 CREF Semi-Annual Report O  31

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                           VALUE (000)
   ------                                                           ----------

TEXTILE APPAREL AND ACCESSORIES--(Continued)
      4,941       ONEIDA LTD ..................................  $       88
      1,700       OSHKOSH B'GOSH, INC (CLASS A) ...............          28
      1,100       OXFORD INDUSTRIES, INC ......................          20
     10,650     * PACIFIC SUNWEAR CALIFORNIA, INC .............         200
      7,626     * PAYLESS SHOESOURCE, INC .....................         391
      2,900       PETRIE STORES CORP (LIQUIDATING TRUST) ......           4
     11,300       PHILLIPS VAN HEUSEN CORP ....................         107
      5,745       PILLOWTEX CORP ..............................          24
     20,300     * POLO RALPH LAUREN CORP ......................         289
      7,000       POLYMER GROUP, INC ..........................          65
      7,700     * QUIKSILVER, INC .............................         120
     16,790     * REEBOK INTERNATIONAL LTD ....................         268
     32,400       ROSS STORES, INC ............................         553
     10,300       RUSSELL CORP ................................         206
         34       SAMSONITE CORP ..............................           0
     36,340       SHAW INDUSTRIES, INC ........................         454
        900     * SHOE CARNIVAL, INC ..........................           6
      4,200       SPRINGS INDUSTRIES, INC .....................         134
     12,700    b* STAGE STORES, INC ...........................           2
     12,800     * STEIN MART, INC .............................         131
     16,700       STRIDE RITE CORP ............................         102
      4,200       TALBOTS, INC ................................         231
      3,500     * TIMBERLAND CO ...............................         248
    113,500       TJX COS, INC ................................       2,128
      8,359     * TOO, INC ....................................         213
        500     * TROPICAL SPORTSWEAR INTERNATIONAL CORP ......           9
     20,500     * UNIFI, INC ..................................         254
      1,100     * UNITED RETAIL GROUP, INC ....................           9
      2,300     * URBAN OUTFITTERS, INC .......................          20
     34,300       V.F. CORP ...................................         817
     20,400       WARNACO GROUP, INC (CLASS A) ................         158
     15,600       WESTPOINT STEVENS, INC ......................         174
      3,700     * WET SEAL, INC (CLASS A) .....................          49
     17,362       WOLVERINE WORLD WIDE, INC ...................         171
                                                                 ----------
                                                                     26,524
                                                                 ----------
                  TOTAL CONSUMER DURABLE ......................     459,369
                                                                 ----------
ENERGY--4.40%
  OIL, GAS AND OTHER ENERGY SERVICES--4.40%
     29,000       AMERADA HESS CORP ...........................       1,791
     39,816       ANADARKO PETROLEUM CORP .....................       1,963
     37,457       APACHE CORP .................................       2,203
     25,872       ASHLAND, INC ................................         907
      3,900     * ATWOOD OCEANICS, INC ........................         173
     10,500     * BARNETT RESOURCES CORP ......................         320
      5,200     * BASIN EXPLORATION, INC ......................          93
      2,300     * BELCO OIL & GAS CORP ........................          20
      5,171       BERRY PETROLEUM CO (CLASS A) ................          88
     25,088     * BJ SERVICES CO ..............................       1,568
     11,400     * BROWN (TOM), INC ............................         263
     77,208       BURLINGTON RESOURCES, INC ...................       2,953
      9,700       CABOT OIL & GAS CORP (CLASS A) ..............         206
      2,100     * CAL DIVE INTERNATIONAL, INC .................         114
     30,900     * CHESAPEAKE ENERGY CORP ......................         239
    241,805       CHEVRON CORP ................................      20,508
     25,500       CONOCO, INC (CLASS A) .......................         561
    207,941       CONOCO, INC (CLASS B) .......................       5,108
      8,100       CONSOL ENERGY, INC ..........................         123
      2,020     * CONTOUR ENERGY CO ...........................           4
     17,550       CROSS TIMBERS OIL CO ........................         388
     19,044       DEVON ENERGY CORP (NEW) .....................       1,070
     23,900       DIAMOND OFFSHORE DRILLING, INC ..............         839
        283    b* EAGLE GEOPHYSICAL, INC ......................           0
     17,014     * EEX CORP ....................................          99
    271,140       ENRON CORP ..................................      17,489
     50,250       ENSCO INTERNATIONAL, INC ....................       1,800
     20,000       EOG RESOURCES, INC ..........................         670
      3,700     * EVERGREEN RESOURCES, INC ....................         110
  1,289,591       EXXON MOBIL CORP ............................     101,233
      6,800     * FORCENERGY GAS EXPLORATION, INC .............           4
     13,500     * FOREST OIL CORP .............................         215
     12,394     * FRIEDE GOLDMAN HALTER, INC ..................         111
      1,100     * FRONTIER OIL CORP ...........................           9
     22,100     * GLOBAL INDUSTRIES LTD .......................         417
     58,600     * GLOBAL MARINE, INC ..........................       1,652
     65,800     * GREY WOLF, INC ..............................         329
    162,857       HALLIBURTON CO ..............................       7,685
     20,800     * HANOVER COMPRESSOR CO .......................         790
     44,100     * HARKEN ENERGY CORP ..........................          28
     18,000       HELMERICH & PAYNE, INC ......................         673
      2,500     * HOUSTON EXPLORATION CO ......................          63
      6,200     * HS RESOURCES, INC ...........................         186
     34,772       KERR-MCGEE CORP .............................       2,049
     30,300     * KEY ENERGY SERVICES, INC ....................         292
      7,000     * LOUIS DREYFUS NATURAL GAS CORP ..............         219
     22,400     * MARINE DRILLING CO, INC .....................         627
      4,921     * MCMORAN EXPLORATION CO ......................          81
      6,900     * MERIDIAN RESOURCE CORP ......................          39
     11,000       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)          353
     16,500       MURPHY OIL CORP .............................         981
     47,502     * NABORS INDUSTRIES, INC ......................       1,974
     13,900     * NEWFIELD EXPLORATION CO .....................         544
     20,700       NOBLE AFFILIATES, INC .......................         771
     48,600     * NOBLE DRILLING CORP .........................       2,002
      6,800     * NUEVO ENERGY CO .............................         128
    135,829       OCCIDENTAL PETROLEUM CORP ...................       2,861
     61,106     * OCEAN ENERGY, INC (NEW) .....................         867
      7,500     * OCEANEERING INTERNATIONAL, INC ..............         143
     29,200     * PARKER DRILLING CO ..........................         181
     12,100     * PATTERSON ENERGY, INC .......................         345
     28,244       PENNZOIL-QUAKER STATE CO ....................         341
     78,422       PHILLIPS PETROLEUM CO .......................       3,975
     36,200     * PIONEER NATURAL RESOURCES CO ................         462
      4,700     * PLAINS RESOURCES, INC .......................          75
     14,600       POGO PRODUCING CO ...........................         323
     22,200     * PRIDE INTERNATIONAL, INC ....................         549
     62,386     * R & B FALCON CORP ...........................       1,470
     30,200     * ROWAN COS, INC ..............................         917
      4,800       RPC, INC ....................................          51
     66,965     * SANTA FE SNYDER CORP ........................         762
      8,700     * SEITEL, INC .................................          71
      4,400       ST. MARY LAND & EXPLORATION CO ..............         185
      5,948     * STONE ENERGY CORP ...........................         355
     32,800       SUNOCO, INC .................................         966
      6,250     * SWIFT ENERGY CO .............................         177
      9,900     * SYNTROLEUM CORP .............................         170
     10,600     * TESORO PETROLEUM CORP .......................         107
    204,325       TEXACO, INC .................................      10,880
     52,847       TOSCO CORP ..................................       1,496
      1,620     * TOTAL FINA WTS 08/05/03 .....................          55
      9,300     * TRANSMONTAIGNE, INC .........................          57
         32     * TRANSTEXAS GAS CORP (CLASS A) ...............           0
     31,494       ULTRAMAR DIAMOND SHAMROCK CORP ..............         781
     92,492       UNION PACIFIC RESOURCES GROUP, INC ..........       2,035
     89,537       UNOCAL CORP .................................       2,966
    114,100       USX-MARATHON GROUP, INC .....................       2,860
      5,200     * UTI ENERGY CORP .............................         209
     18,000       VALERO ENERGY CORP ..........................         572
     26,517     * VARCO INTERNATIONAL, INC (NEW) ..............         617
      6,300       VASTAR RESOURCES, INC .......................         517
      9,400     * VERITAS DGC, INC ............................         244
     16,000       VINTAGE PETROLEUM, INC ......................         361

                       SEE NOTES TO FINANCIAL STATEMENTS
32 o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

  OIL, GAS AND OTHER ENERGY SERVICES--(Continued)
      4,200     WD-40 CO ....................................  $       87
     39,815   * WEATHERFORD INTERNATIONAL, INC ..............       1,585
                                                               ----------
                TOTAL ENERGY ................................     225,800
                                                               ----------
FINANCE--13.78%
  BANKS, SAVINGS AND LOANS--6.42%
      2,100     ALABAMA NATIONAL BANCORP ....................          42
      3,500     ALLIANCE BANCORP ............................          58
     12,600     AMCORE FINANCIAL, INC .......................         231
    144,401     AMSOUTH BANCORP .............................       2,274
      8,100     ANCHOR BANCORP WISCONSIN, INC ...............         124
      1,900     ANDOVER BANCORP, INC ........................          55
      2,700     AREA BANCSHARES CORP ........................          60
     25,933     ASSOCIATED BANCORP ..........................         566
     20,845     ASTORIA FINANCIAL CORP ......................         537
        306     BANCFIRST CORP ..............................          10
      1,500     BANCFIRST OHIO CORP .........................          25
     20,300     BANCORPSOUTH, INC ...........................         285
     18,500     BANCWEST CORP ...............................         304
    614,398     BANK OF AMERICA CORP ........................      26,419
      3,500     BANK OF GRANITE CORP ........................          80
    272,620     BANK OF NEW YORK CO, INC ....................      12,677
    425,002     BANK ONE CORP ...............................      11,289
     11,900     BANK UNITED CORP (CLASS A) ..................         419
     11,900     BANKATLANTIC BANCORP, INC (CLASS B) .........          70
     55,634     BANKNORTH GROUP, INC ........................         852
      5,500     BAY VIEW CAPITAL CORP .......................          54
    128,627     BB&T CORP ...................................       3,071
      4,031   * BOK FINANCIAL CORP ..........................          71
      3,340     BRENTON BANKS, INC ..........................          46
      1,300     BROOKLINE BANCORP, INC ......................          15
      2,800     BSB BANCORP, INC ............................          56
      4,255     BT FINANCIAL CORP ...........................          73
        470   * CALIFORNIA FEDERAL BANK GOODWILL CERT .......           1
        300     CAPITAL CITY BANK GROUP, INC ................           6
     30,700     CAPITOL FEDERAL FINANCIAL ...................         340
      2,900     CATHAY BANCORP, INC .........................         134
     14,400     CCB FINANCIAL CORP ..........................         533
      5,595   * CENTENNIAL BANCORP ..........................          49
     14,369     CENTURA BANKS, INC ..........................         488
      3,400     CENTURY SOUTH BANKS, INC ....................          66
      6,000     CFS BANCORP, INC ............................          55
     77,178     CHARTER ONE FINANCIAL, INC ..................       1,775
    454,407     CHASE MANHATTAN CORP ........................      20,931
      4,468     CHEMICAL FINANCIAL CORP .....................         116
     10,329     CHITTENDEN CORP .............................         252
  1,250,156     CITIGROUP, INC ..............................      75,322
     13,948     CITIZENS BANKING CORP (MICHIGAN) ............         226
      5,377     CITY HOLDINGS CO ............................          32
     14,700     CITY NATIONAL CORP ..........................         511
     38,900     COLONIAL BANCGROUP, INC .....................         350
         66   * COLUMBIA BANKING SYSTEM, INC ................           1
     58,100     COMERICA, INC ...............................       2,607
     10,861     COMMERCE BANCORP, INC .......................         500
     22,577     COMMERCE BANCSHARES, INC ....................         672
     23,000     COMMERCIAL FEDERAL CORP .....................         358
      3,000     COMMONWEALTH BANCORP, INC ...................          36
     18,000     COMMUNITY FIRST BANKSHARES, INC .............         294
      2,936     COMMUNITY TRUST BANCORP, INC ................          52
     42,925     COMPASS BANCSHARES, INC .....................         732
      2,700     CORUS BANKSHARES, INC .......................          71
      1,200     CPB, INC ....................................          30
     20,600     CULLEN FROST BANKERS, INC ...................         542
      4,567     CVB FINANCIAL CORP ..........................          72
     40,400     DIME BANCORP, INC ...........................         636
      4,200     DIME COMMUNITY BANCORP, INC .................          68
      7,360     DOWNEY FINANCIAL CORP .......................         213
      1,445     F & M BANCORP, INC (MARYLAND) ...............          29
      9,167     F & M NATIONAL CORP .........................         193
      7,906     F.N.B. CORP .................................         163
      1,400     FARMERS CAPITAL BANK CORP ...................          43
      2,500     FCNB CORP ...................................          45
     91,334     FIFTH THIRD BANCORP .........................       5,777
     10,700     FIRST BANCORP (PUERTO RICO) .................         199
        700     FIRST BUSEY CORP ............................          12
      3,000     FIRST CHARTER CORP ..........................          47
      2,800     FIRST CITIZENS BANCSHARES, INC (CLASS A) ....         167
     21,922     FIRST COMMONWEALTH FINANCIAL CORP ...........         199
      3,900     FIRST FEDERAL CAPITAL CORP ..................          43
     12,584     FIRST FINANCIAL BANCORP .....................         248
      3,160     FIRST FINANCIAL BANKSHARES, INC .............          87
      1,400     FIRST FINANCIAL CORP (INDIANA) ..............          43
      4,100     FIRST FINANCIAL HOLDINGS, INC ...............          56
      1,300     FIRST INDIANA CORP ..........................          26
      3,100     FIRST MERCHANTS CORP ........................          66
     12,900     FIRST MIDWEST BANCORP, INC ..................         300
      3,000     FIRST NIAGARA FINANCIAL GROUP, INC ..........          28
      2,900   * FIRST REPUBLIC BANK .........................          58
     71,912     FIRST SECURITY CORP .........................         975
     11,500     FIRST SENTINEL BANCORP, INC .................          95
      2,770     FIRST SOURCE CORP ...........................          43
     47,400     FIRST TENNESSEE NATIONAL CORP ...............         785
    368,973     FIRST UNION CORP ............................       9,155
      9,100     FIRST UNITED BANCSHARES, INC ................         138
     17,650     FIRST VIRGINIA BANKS, INC ...................         614
      2,700     FIRST WASHINGTON BANCORP, INC ...............          38
      5,350   * FIRSTFED FINANCIAL CORP .....................          76
     29,388     FIRSTMERIT CORP .............................         628
      2,200     FLAGSTAR BANCORP, INC .......................          18
    334,200     FLEETBOSTON FINANCIAL CORP ..................      11,363
      3,800     FRONTIER FINANCIAL CORP .....................          70
     26,124     FULTON FINANCIAL CORP .......................         462
      3,400     GBC BANCORP .................................          99
        550     GLACIER BANCORP, INC ........................           7
        800     GOLD BANC CORP, INC .........................           4
     24,100   * GOLDEN STATE BANCORP, INC ...................         434
     13,600   * GOLDEN STATE BANCORP, INC WTS 01/01/01 ......          15
     51,300     GOLDEN WEST FINANCIAL CORP ..................       2,094
      1,500     GREAT SOUTHERN BANCORP ......................          26
      4,900     GREATER BAY BANCORP .........................         229
     31,538     GREENPOINT FINANCIAL CORP ...................         591
      1,700   * HAMILTON BANCORP, INC .......................          30
      2,800     HANCOCK HOLDINGS CO .........................          95
      3,200     HARBOR FLORIDA BANCSHARES, INC ..............          33
      1,735     HARLEYSVILLE NATIONAL CORP ..................          57
      4,600     HARRIS FINANCIAL, INC .......................          28
     62,996     HIBERNIA CORP (CLASS A) .....................         685
      4,000     HUDSON RIVER BANCORP, INC ...................          48
     19,010     HUDSON UNITED BANCORP .......................         427
     74,840     HUNTINGTON BANCSHARES, INC ..................       1,183
     14,418   * IMPERIAL BANCORP ............................         224
     25,800     INDEPENDENCE COMMUNITY BANK CORP ............         342
      2,435     INDEPENDENT BANK CORP .......................          28
      6,350     INTEGRA BANK CORP ...........................         108
      4,500     INTERNATIONAL BANCSHARES CORP ...............         147
      4,900     INTERWEST BANCORP, INC ......................          69
      2,600     IRWIN FINANCIAL CORP ........................          38
    163,039     KEYCORP .....................................       2,874
     17,350     KEYSTONE FINANCIAL, INC .....................         369
      4,400   * LOCAL FINANCIAL CORP ........................          37
      2,741     M & T BANK CORP .............................       1,233


                       SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 33

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

BANKS, SAVINGS AND LOANS--(Continued)
     14,580     MAF BANCORP, INC ............................  $      265
     34,356     MARSHALL & ILSLEY CORP ......................       1,426
    257,805     MBNA CORP ...................................       6,993
    182,704     MELLON FINANCIAL CORP .......................       6,657
     24,905     MERCANTILE BANKSHARES CORP ..................         742
      5,100     MERCHANTS NEW YORK BANCORP, INC .............          88
      2,836     MID-AMERICA BANCORP .........................          71
      1,900     MIDWEST BANC HOLDINGS, INC ..................          26
      1,600     MISSISSIPPI VALLEY BANCSHARES ...............          39
     60,265     MORGAN (J.P.) & CO, INC .....................       6,637
      5,400     NATIONAL BANCORP OF ALASKA, INC .............         194
    228,602     NATIONAL CITY CORP ..........................       3,901
     33,000     NATIONAL COMMERCE BANCORP ...................         530
      4,645     NATIONAL PENN BANCSHARES, INC ...............          96
      4,915     NBT BANCORP, INC ............................          53
     63,068     NORTH FORK BANCORP, INC .....................         954
     76,620     NORTHERN TRUST CORP .........................       4,985
      2,400     NORTHWEST BANCORP, INC ......................          17
      4,000     OCEANFIRST FINANCIAL CORP ...................          74
     13,000   * OCWEN FINANCIAL CORP ........................          72
     44,685     OLD KENT FINANCIAL CORP .....................       1,195
     19,911     OLD NATIONAL BANCORP ........................         584
      2,200     OMEGA FINANCIAL CORP ........................          56
     12,112     ONE VALLEY BANCORP, INC .....................         379
      3,533     ORIENTAL FINANCIAL GROUP ....................          51
      8,200     PACIFIC CAPITAL BANCORP .....................         206
     28,900     PACIFIC CENTURY FINANCIAL CORP ..............         423
      3,045     PARK NATIONAL CORP ..........................         276
      8,600     PEOPLES BANK OF BRIDGEPORT CO ...............         158
      2,100     PEOPLES HOLDINGS CO .........................          42
      4,500     PFF BANCORP, INC ............................          82
    108,039     PNC FINANCIAL SERVICES GROUP, INC ...........       5,064
     49,789     POPULAR, INC ................................         949
      4,600     PREMIER NATIONAL BANCORP, INC ...............          60
     10,488     PROVIDENT BANKSHARES CORP ...................         142
      7,900     PROVIDENT FINANCIAL GROUP ...................         188
     51,694     PROVIDIAN FINANCIAL CORP ....................       4,652
      7,700     QUEENS COUNTY BANCORP, INC ..................         142
     81,130     REGIONS FINANCIAL CORP ......................       1,612
     15,740     REPUBLIC BANCORP, INC .......................         141
      1,500   * REPUBLIC BANCSHARES, INC ....................          18
     15,500     REPUBLIC SECURITY FINANCIAL CORP ............          78
     10,100     RICHMOND COUNTY FINANCIAL CORP ..............         193
     13,100     RIGGS NATIONAL CORP .........................         165
     28,435     ROSLYN BANCORP, INC .........................         472
      9,600     S & T BANCORP, INC ..........................         175
     19,990   * S1 CORP .....................................         466
      2,100     SANDY SPRING BANCORP, INC ...................          43
        400     SANTANDER BANCORP ...........................           5
      9,300     SEACOAST FINANCIAL SERVICES CORP ............          88
      2,400     SECOND BANCORP, INC .........................          36
      1,811     SHORELINE FINANCIAL CORP ....................          22
     14,600   * SILICON VALLEY BANCSHARES ...................         622
      2,000     SIMMONS FIRST NATIONAL CORP (CLASS A) .......          45
     28,456     SKY FINANCIAL GROUP, INC ....................         454
     12,667     SOUTH FINANCIAL GROUP, INC ..................         184
     61,600     SOUTHTRUST CORP .............................       1,394
     10,300   * SOUTHWEST BANCORP OF TEXAS, INC .............         214
     72,960     SOVEREIGN BANCORP, INC ......................         513
      3,000     ST. FRANCIS CAPITAL CORP ....................          45
     59,500     STATE STREET CORP ...........................       6,311
     14,300     STATEN ISLAND BANCORP, INC ..................         252
      1,600     STERLING BANCORP ............................          25
      8,500     STERLING BANCSHARES, INC ....................          92
      1,000     STERLING FINANCIAL CORP .....................          20
     64,571     SUMMIT BANCORP ..............................       1,590
    117,459     SUNTRUST BANKS, INC .........................       5,366
     16,380     SUSQUEHANNA BANCSHARES, INC .................         233
     88,987     SYNOVUS FINANCIAL CORP ......................       1,568
     30,400     TCF FINANCIAL CORP ..........................         781
      5,200     TEXAS REGIONAL BANCSHARES, INC (CLASS A) ....         132
      5,300     TRUST CO OF NEW JERSEY ......................          97
     20,470     TRUSTCO BANK CORP (NEW YORK) ................         256
     21,700     TRUSTMARK CORP ..............................         378
    277,562     U.S. BANCORP ................................       5,343
      3,486     U.S.B. HOLDINGS CO, INC .....................          49
      6,094     UMB FINANCIAL CORP ..........................         200
     51,543     UNION PLANTERS CORP .........................       1,440
     11,624     UNIONBANCAL CORP ............................         216
     15,300     UNITED BANKSHARES, INC ......................         278
     12,600     UNITED COMMUNITY FINANCIAL CORP (OHIO) ......          84
      5,549     UNITED NATIONAL BANCORP .....................         102
      2,200     USBANCORP, INC ..............................           8
     22,533     VALLEY NATIONAL BANCORP .....................         548
     18,000     W HOLDING CO, INC ...........................         149
     74,506     WACHOVIA CORP ...............................       4,042
     18,737     WASHINGTON FEDERAL, INC .....................         342
    204,980     WASHINGTON MUTUAL, INC ......................       5,919
      2,000     WASHINGTON TRUST BANCORP, INC ...............          30
     15,500     WEBSTER FINANCIAL CORP ......................         344
    600,890     WELLS FARGO CO ..............................      23,284
      6,400     WESBANCO, INC ...............................         155
      4,312     WEST COAST BANCORP (OREGON) .................          43
     13,200     WESTAMERICA BANCORP .........................         345
      3,840     WESTCORP ....................................          46
      9,000     WHITNEY HOLDINGS CORP .......................         308
     12,500     WILMINGTON TRUST CORP .......................         534
     31,200     ZIONS BANCORP ...............................       1,432
                                                               ----------
                                                                  329,473
                                                               ----------
CREDIT AND OTHER FINANCE--2.58%
      1,220   * AAMES FINANCIAL CORP ........................           1
     20,666   * ACNEILSEN CORP ..............................         455
      7,099     ADVANTA CORP (CLASS A) ......................          87
      1,200   * ALEXANDERS, INC .............................          88
      4,300     ALEXANDRIA REAL ESTATE EQUITIES, INC ........         148
     25,000     ALLIED CAPITAL CORP .........................         425
     27,100     AMB PROPERTY CORP ...........................         618
      2,500   * AMERCO ......................................          50
    492,036     AMERICAN EXPRESS CO .........................      25,647
      3,700     AMERICAN INDUSTRIAL PROPERTIES REIT .........          50
     27,400   * AMERICREDIT CORP ............................         466
      6,100     AMLI RESIDENTIAL PROPERTIES TRUST ...........         144
     37,750   * AMRESCO, INC ................................          21
     25,264     APARTMENT INVESTMENT & MANAGEMENT CO ........       1,093
     31,179     ARCHSTONE COMMUNITIES TRUST .................         657
     11,600     ASSOCIATED ESTATES REALTY CORP ..............          81
     14,700   * ASSOCIATES FIRST CAPITAL RESIDUAL VALUE .....           0
    268,840     ASSOCIATES FIRST CAPITAL CORP ...............       5,998
     24,222     AVALONBAY COMMUNITIES, INC ..................       1,011
      7,900     BEDFORD PROPERTY INVESTORS, INC .............         147
     19,100     BOSTON PROPERTIES, INC ......................         738
      7,000     BOYKIN LODGING CO ...........................          95
      9,291     BRADLEY REAL ESTATE, INC ....................         198
     12,200     BRANDYWINE REALTY TRUST .....................         233
     16,300     BRE PROPERTIES, INC (CLASS A) ...............         471
     10,600     BURNHAM PACIFIC PROPERTIES, INC .............          73
     14,700     CAMDEN PROPERTY TRUST .......................         432
      7,100     CAPITAL AUTOMOTIVE REIT .....................         100
     72,276     CAPITAL ONE FINANCIAL CORP ..................       3,225
      6,137     CAPSTEAD MORTGAGE CORP ......................          51
     24,400     CARRAMERICA REALTY CORP .....................         647

                        SEE NOTES TO FINANCIAL STATEMENTS
34 o 2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

CREDIT AND OTHER FINANCE--(Continued)
      8,525     CBL & ASSOCIATES PROPERTIES, INC ............  $      213
      6,600     CENTER TRUST, INC ...........................          33
      7,100     CENTERPOINT PROPERTIES CORP .................         289
      7,100     CHARLES E. SMITH RESIDENTIAL REALTY, INC ....         270
      6,000     CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO ....          74
      9,400     CHATEAU PROPERTIES, INC .....................         266
      5,800     CHELSEA GCA REALTY, INC .....................         200
     12,664   * CHOICEPOINT, INC ............................         564
     21,300     CIT GROUP, INC (CLASS A) ....................         346
      2,500  b* CITYSCAPE FINANCIAL CORP ....................           0
      6,600   * COAST FEDERAL LITIGATION CONTINGENT RTS .....          11
      9,500     COLONIAL PROPERTIES TRUST ...................         260
     13,272     COMMERCIAL NET LEASE REALTY, INC ............         139
      3,300   * COMPUCREDIT CORP ............................          99
     77,843   * CONCORD EFS, INC ............................       2,024
      9,500     CONTIFINANCIAL CORP .........................           0
     14,100     CORNERSTONE REALTY INCOME TRUST, INC ........         141
     42,081     COUNTRYWIDE CREDIT INDUSTRIES, INC ..........       1,276
      9,574     COUSINS PROPERTIES, INC .....................         369
      4,800   * CREDIT ACCEPTANCE CORP ......................          27
     38,400     CRESCENT REAL ESTATE EQUITIES CO ............         787
      1,040   * CRESECENT OPERATING, INC ....................           1
     20,201  b* CRIIMI MAE, INC .............................          28
      4,400     CROWN AMERICAN REALTY TRUST .................          24
     23,700     DEVELOPERS DIVERSIFIED REALTY CORP ..........         354
     13,953     DORAL FINANCIAL CORP ........................         160
     47,760     DUKE-WEEKS REALTY CORP ......................       1,069
      3,500   * DVI, INC ....................................          56
      7,400     EAST WEST BANCORP, INC ......................         106
      6,300     EASTGROUP PROPERTIES, INC ...................         133
      5,400     ENTERTAINMENT PROPERTIES TRUST ..............          75
     51,909     EQUIFAX, INC ................................       1,363
     13,400     EQUITY INNS, INC ............................          82
    105,328     EQUITY OFFICE PROPERTIES TRUST ..............       2,903
     47,168     EQUITY RESIDENTIAL PROPERTIES TRUST CO ......       2,170
      6,500     ESSEX PROPERTY TRUST, INC ...................         273
      2,700   * FEDERAL AGRICULTURE MORTGAGE CORP ...........          39
    377,595     FEDERAL NATIONAL MORTGAGE ASSOCIATION .......      19,706
     13,400     FEDERAL REALTY INVESTMENT TRUST .............         268
     21,204     FELCOR LODGING TRUST, INC ...................         392
      3,900   * FINANCIAL FEDERAL CORP ......................          68
     15,900   * FINET.COM, INC ..............................          11
     21,909     FINOVA GROUP, INC ...........................         285
     13,900     FIRST INDUSTRIAL REALTY TRUST, INC ..........         410
      3,380     FIRST UNION REAL ESTATE INVESTMENTS .........          10
      3,000     FIRST WASHINGTON REALTY TRUST, INC ..........          66
    360,035     FIRSTAR CORP ................................       7,583
      6,300   * FIRSTPLUS FINANCIAL GROUP, INC ..............           2
     21,000     FRANCHISE FINANCE CORP OF AMERICA ...........         483
    256,941     FREDDIE MAC .................................      10,406
      8,600     GABLES RESIDENTIAL TRUST ....................         221
     18,800     GENERAL GROWTH PROPERTIES, INC ..............         597
      1,300     GETTY REALTY HOLDINGS CORP ..................          14
     11,500     GLENBOROUGH REALTY TRUST, INC ...............         201
     12,100     GLIMCHER REALTY TRUST .......................         174
      2,700     GOLF TRUST OF AMERICA, INC ..................          43
      4,500     GREAT LAKES REIT, INC .......................          77
     18,316     HEALTH CARE PROPERTY INVESTORS, INC .........         499
     10,485     HEALTH CARE REIT, INC .......................         170
     14,400     HEALTHCARE REALTY TRUST, INC ................         246
     16,509     HELLER FINANCIAL, INC .......................         338
     24,200     HIGHWOODS PROPERTIES, INC ...................         581
      6,776     HOME PROPERTIES OF NEW YORK, INC ............         203
     18,400     HOSPITALITY PROPERTIES TRUST ................         415
    174,957     HOUSEHOLD INTERNATIONAL, INC ................       7,272
     48,400     HRPT PROPERTIES TRUST .......................         296
      5,900   * IMC MORTGAGE CO .............................           0
      9,000   * IMPERIAL CREDIT INDUSTRIES, INC .............          38
     28,555     INDYMAC BANCORP, INC ........................         387
     11,200     INNKEEPERS U.S.A. TRUST .....................         102
     10,200     IRT PROPERTY CO .............................          87
     30,725     ISTAR FINANCIAL, INC ........................         643
     13,650     JDN REALTY CORP .............................         139
      5,700     JP REALTY, INC ..............................         102
     10,400     KILROY REALTY CORP ..........................         270
     18,150     KIMCO REALTY CORP ...........................         744
      8,500     KOGER EQUITY, INC ...........................         143
      5,800     KONOVER PROPERTY TRUST, INC .................          28
      3,700     LASALLE HOTEL PROPERTIES ....................          53
     14,100     LEUCADIA NATIONAL CORP ......................         322
      4,700     LEXINGTON CORPORATE PROPERTIES TRUST ........          53
     24,500     LIBERTY PROPERTY TRUST CO ...................         635
      7,700     LTC PROPERTIES, INC .........................          46
     12,800     MACERICH CO .................................         282
     21,500     MACK-CALI REALTY CORP .......................         552
      8,700     MANUFACTURED HOME COMMUNITIES, INC ..........         208
      3,400     MEDALLION FINANCIAL CORP ....................          52
     40,663     MEDITRUST CORP PAIRED .......................         152
     17,000     MERISTAR HOSPITALITY CORP ...................         357
        676   * MERRY LAND PROPERTIES, INC ..................           4
     21,702     METRIS COS, INC .............................         545
        279   * MFN FINANCIAL CORP ..........................           2
        324   * MFN FINANCIAL CORP WTS SERIES A 03/23/02 ....           0
        324   * MFN FINANCIAL CORP WTS SERIES B 03/23/03 ....           0
        324   * MFN FINANCIAL CORP WTS SERIES C 03/23/04 ....           0
      4,100     MGI PROPERTIES, INC .........................           9
      7,800   * MID-AMERICA APARTMENT COMMUNITIES, INC ......         187
      3,800     MID-STATE BANCSHARES ........................         104
      5,559     MILLS CORP ..................................         105
      5,800     NATIONAL GOLF PROPERTIES, INC ...............         123
      7,400     NATIONAL HEALTH INVESTORS, INC ..............          81
      1,000   * NATIONAL PROCESSING, INC ....................          13
     17,100     NATIONWIDE HEALTH PROPERTIES, INC ...........         238
     10,200   * NETBANK, INC ................................         127
     34,892     NEW PLAN EXCEL REALTY TRUST .................         454
      1,900   * NEXTCARD, INC ...............................          16
      8,948   * OMEGA HEALTHCARE INVESTORS, INC .............          40
      3,379   * OMEGA WORLDWIDE, INC ........................          12
      6,400     PACIFIC GULF PROPERTIES, INC ................         160
      5,800     PAN PACIFIC RETAIL PROPERTIES, INC ..........         117
      3,900     PARKWAY PROPERTIES, INC .....................         119
      4,500     PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ...          77
     15,060     POST PROPERTIES, INC ........................         663
     13,800     PRENTISS PROPERTIES TRUST ...................         331
      2,000     PRIME GROUP REALTY TRUST ....................          30
     40,600     PRISON REALTY TRUST, INC ....................         124
     33,293     PROLOGIS TRUST ..............................         710
      8,000     PS BUSINESS PARKS, INC ......................         192
     31,252     PUBLIC STORAGE, INC .........................         732
      9,900     REALTY INCOME CORP ..........................         233
     14,613     RECKSON ASSOCIATES REALTY CORP ..............         349
      5,603     REDWOOD TRUST, INC ..........................          78
     12,700     REGENCY REALTY CORP .........................         302
      6,300     RESOURCE AMERICA, INC (CLASS A) .............          41
      4,700     RESOURCE BANCSHARES MORTGAGE GROUP, INC .....          20
     11,600     RFS HOTEL INVESTORS, INC ....................         136
     26,200     ROUSE CO ....................................         648
      3,800     SAUL CENTERS, INC ...........................          61
      9,320     SENIOR HOUSING PROPERTIES TRUST .............          68
     10,600     SHURGARD STORAGE CENTERS, INC ...............         239
      4,800   * SIERRACITIES.COM, INC .......................          18


                        SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 35

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

 CREDIT AND OTHER FINANCE--(Continued)
     45,456     SIMON PROPERTY GROUP, INC ..................   $    1,009
      7,300     SL GREEN REALTY CORP ........................         195
     57,891     SLM HOLDINGS CORP ...........................       2,167
      6,000     SOVRAN SELF STORAGE, INC ....................         129
     23,200     SPIEKER PROPERTIES, INC .....................       1,067
     10,300     STORAGE U.S.A., INC .........................         304
      2,000     STUDENT LOAN CORP ...........................          84
      7,958     SUMMIT PROPERTIES, INC ......................         167
      6,300     SUN COMMUNITIES, INC ........................         211
      3,000     TANGER FACTORY OUTLET CENTERS, INC ..........          71
     12,800     TAUBMAN CENTERS, INC ........................         141
      4,600   * TELESCAN, INC ...............................          34
      6,512     THORNBURG MORTGAGE, INC .....................          47
      5,600     TOWN & COUNTRY TRUST ........................          96
      9,600     U.S. RESTAURANT PROPERTIES, INC .............          86
     18,940   * UNICAPITAL CORP .............................           9
      7,280  b* UNITED COS FINANCIAL CORP ...................           1
     38,707     UNITED DOMINION REALTY TRUST, INC ...........         426
      4,400     URBAN SHOPPING CENTERS, INC .................         148
     17,315   * VENTAS, INC .................................          55
     31,700     VORNADO REALTY TRUST ........................       1,102
     15,200     WASHINGTON REAL ESTATE INVESTMENT TRUST .....         272
      8,900     WEINGARTEN REALTY INVESTORS, INC ............         359
      4,050   * WELLSFORD REAL PROPERTIES, INC ..............          61
      5,300     WESTERN PROPERTIES TRUST ....................          63
     13,000     WESTFIELD AMERICA, INC ......................         175
      1,000     WFS FINANCIAL, INC ..........................          17
        156   * WILSHIRE FINANCIAL SERVICES GROUP, INC ......           0
                                                               ----------
                                                                  132,110
                                                               ----------
INSURANCE--3.02%
     31,400     21ST CENTURY INSURANCE GROUP ................         495
      8,883   * ACCEPTANCE INSURANCE COS, INC ...............          44
     52,737     AETNA, INC ..................................       3,385
     98,340     AFLAC, INC ..................................       4,517
     10,400     ALFA CORP ...................................         182
      1,660   * ALLEGHANY CORP (DELAWARE) ...................         279
     19,856     ALLMERICA FINANCIAL CORP ....................       1,040
    276,116     ALLSTATE CORP ...............................       6,144
     25,763     AMBAC FINANCIAL GROUP, INC ..................       1,412
     13,900     AMERICAN FINANCIAL GROUP, INC ...............         345
     91,832     AMERICAN GENERAL CORP .......................       5,602
    478,518     AMERICAN INTERNATIONAL GROUP, INC ...........      56,226
      3,500     AMERICAN NATIONAL INSURANCE CO ..............         179
      5,400     AMERUS LIFE HOLDINGS, INC (CLASS A) .........         111
     82,626     AON CORP ....................................       2,567
      2,600     ARCH CAPITAL GROUP LTD ......................          39
      6,400     ARGONAUT GROUP, INC .........................         110
     10,100  b* ARM FINANCIAL GROUP, INC (CLASS A) ..........           0
     67,200     AXA FINANCIAL, INC ..........................       2,285
      3,800     BALDWIN & LYONS, INC (CLASS B) ..............          65
      6,350     BERKLEY (W.R.) CORP .........................         119
         22     BERKSHIRE HATHAWAY, INC (CLASS B) ...........          39
      5,572     BLANCH (E.W.) HOLDINGS, INC .................         113
      3,800     BROWN & BROWN, INC ..........................         198
     64,493     CHUBB CORP ..................................       3,966
     60,737     CIGNA CORP ..................................       5,679
     55,909     CINCINNATI FINANCIAL CORP ...................       1,758
      7,500   * CNA FINANCIAL CORP ..........................         255
      9,618     CNA SURETY CORP .............................         115
      9,800     COMMERCE GROUP, INC .........................         289
    118,777     CONSECO, INC ................................       1,158
      6,059     CRAWFORD & CO (CLASS B) .....................          67
      5,642   * DELPHI FINANCIAL GROUP, INC .................         191
     11,000     ENHANCE FINANCIAL SERVICES GROUP, INC .......         158
     21,900     ERIE INDEMNITY CO (CLASS A) .................         690
      1,100   * FARM FAMILY HOLDINGS, INC ...................          34
      5,000     FBL FINANCIAL GROUP, INC (CLASS A) ..........          79
     17,370     FIDELITY NATIONAL FINANCIAL, INC ............         318
      7,500     FINANCIAL SECURITY ASSURANCE HOLDINGS LTD ...         569
     20,900     FIRST AMERICAN CORP .........................         299
     18,500   * FIRST HEALTH GROUP CORP .....................         607
     37,271   * FOUNDATION HEALTH SYSTEMS (CLASS A) .........         485
      2,800   * FPIC INSURANCE GROUP, INC ...................          44
     22,000     FREMONT GENERAL CORP ........................          87
     11,470     FRONTIER INSURANCE GROUP, INC ...............           7
     13,400     GALLAGHER (ARTHUR J.) & CO ..................         563
      4,100     GREAT AMERICAN FINANCIAL RESOURCES, INC .....          73
      6,300     HARLEYSVILLE GROUP, INC .....................         106
     79,200     HARTFORD FINANCIAL SERVICES GROUP, INC ......       4,430
     16,300     HCC INSURANCE HOLDINGS, INC .................         308
      2,200   * HEALTHAXIS, INC .............................           8
      4,700     HILB, ROGAL & HAMILTON CO ...................         163
      8,002     HOMEFED CORP ................................           5
     16,800     HORACE MANN EDUCATORS CORP ..................         252
     10,650     HSB GROUP, INC ..............................         331
     58,075   * HUMANA, INC .................................         283
     38,075     JEFFERSON-PILOT CORP ........................       2,149
      1,300     KANSAS CITY LIFE INSURANCE CO ...............          35
      5,200     LANDAMERICA FINANCIAL GROUP, INC ............         119
      5,800     LIBERTY CORP ................................         244
      4,800     LIBERTY FINANCIAL COS, INC ..................         105
     72,200     LINCOLN NATIONAL CORP .......................       2,608
     26,666     LOEWS CORP ..................................       1,600
      1,600   * MARKEL CORP .................................         227
     99,880     MARSH & MCLENNAN COS, INC ...................      10,431
      9,800     MAXICARE HEALTH PLANS, INC ..................           9
     36,394     MBIA, INC ...................................       1,754
      9,102   * MEDICAL ASSURANCE, INC ......................         102
     10,100     MERCURY GENERAL CORP ........................         239
     38,700     MGIC INVESTMENT CORP ........................       1,761
     14,500   * MID ATLANTIC MEDICAL SERVICES, INC ..........         196
        300     MIDLAND CO ..................................           7
     17,100     MONY GROUP, INC .............................         578
        200   * NATIONAL WESTERN LIFE INSURANCE CO ..........          14
      8,500     NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)          279
     21,800     OHIO CASUALTY CORP ..........................         232
     45,825     OLD REPUBLIC INTERNATIONAL CORP .............         756
     31,900   * OXFORD HEALTH PLANS, INC ....................         760
     13,703   * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ....         825
        700   * PENN TREATY AMERICAN CORP ...................          12
      2,600   * PHILADELPHIA CONSOLIDATED HOLDINGS CORP .....          44
      5,100     PMA CAPITAL CORP (CLASS A) ..................          97
     12,150     PMI GROUP, INC ..............................         577
      9,100     PRESIDENTIAL LIFE CORP ......................         126
      2,500   * PROFESSIONALS GROUP, INC ....................          61
     19,416     PROGRESSIVE CORP ............................       1,437
     20,600     PROTECTIVE LIFE CORP ........................         548
     13,286     RADIAN GROUP, INC ...........................         688
      7,000     REINSURANCE GROUP OF AMERICA, INC ...........         211
     31,100     RELIANCE GROUP HOLDINGS, INC ................          23
     31,112     RELIASTAR FINANCIAL CORP ....................       1,631
      2,600     RLI CORP ....................................          90
     46,400     SAFECO CORP .................................         922
      4,400     SCPIE HOLDINGS, INC .........................          90
     11,200     SELECTIVE INSURANCE GROUP, INC ..............         213
      9,500   * SIERRA HEALTH SERVICES, INC .................          30
     82,581     ST. PAUL COS, INC ...........................       2,818
      5,100     STANCORP FINANCIAL GROUP, INC ...............         164
      2,600     STATE AUTO FINANCIAL CORP ...................          31
      3,000     STEWART INFORMATION SERVICES CORP ...........          44
     47,800     TORCHMARK CORP ..............................       1,180


                        SEE NOTES TO FINANCIAL STATEMENTS
36 o 2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

INSURANCE--(Continued)
      6,350     TRANSATLANTIC HOLDINGS, INC .................  $      532
      3,353     TRENWICK GROUP, INC .........................          49
      4,200   * TRIAD GUARANTY, INC .........................          96
     14,300   * TRIGON HEALTHCARE, INC ......................         737
     10,300   * UICI ........................................          68
      1,300     UNITED FIRE & CASULTY CO ....................          20
      1,500     UNITED WISCONSIN SERVICES, INC ..............           8
     54,200     UNITEDHEALTH GROUP, INC .....................       4,648
     17,700     UNITRIN, INC ................................         520
     75,707     UNUMPROVIDENT CORP ..........................       1,519
     22,934   * WELLPOINT HEALTH NETWORKS, INC ..............       1,661
        430     WESCO FINANCIAL CORP ........................          88
      3,400     ZENITH NATIONAL INSURANCE CORP ..............          72
                                                               ----------
                                                                  154,958
                                                               ----------
SECURITIES AND COMMODITIES--1.76%
      2,000     ADVEST GROUP, INC ...........................          42
      8,500   * AFFILIATED MANAGERS GROUP, INC ..............         387
     24,900   * AMERITRADE HOLDINGS CORP (CLASS A) ..........         289
     41,652     BEAR STEARNS COS, INC .......................       1,734
      4,600     DAIN RAUSCHER CORP ..........................         304
      5,200     DLJ DIRECT ..................................          37
     12,400     DONALDSON, LUFKIN & JENRETTE, INC ...........         526
     76,915   * E TRADE GROUP, INC ..........................       1,269
     10,900     EATON VANCE CORP ............................         504
     33,050     EDWARDS (A.G.), INC .........................       1,289
     20,800     FEDERATED INVESTORS, INC ....................         729
     59,791     FRANKLIN RESOURCES, INC .....................       1,816
      9,701   * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC .......          79
      5,757   * INVESTMENT TECHNOLOGY GROUP, INC ............         227
     10,400     INVESTORS FINANCIAL SERVICES CORP ...........         413
      7,300     JEFFERIES GROUP, INC (NEW) ..................         147
      2,500     JOHN NUVEEN CO (CLASS A) ....................         105
     28,100   * KNIGHT TRADING GROUP, INC ...................         838
     21,632     LEGG MASON, INC .............................       1,082
     44,320     LEHMAN BROTHERS HOLDINGS, INC ...............       4,191
    140,600     MERRILL LYNCH & CO, INC .....................      16,169
     10,600     MORGAN KEEGAN, INC ..........................         156
    422,052     MORGAN STANLEY DEAN WITTER & CO .............      35,136
      3,900   * NATIONAL DISCOUNT BROKERS GROUP, INC ........         124
     51,900     PAINE WEBBER GROUP, INC .....................       2,361
     14,694     PHOENIX INVESTMENT PARTNERS LTD .............         154
     10,000   * PIONEER GROUP, INC ..........................         424
     37,600     PRICE (T. ROWE) ASSOCIATES, INC .............       1,598
     16,000     RAYMOND JAMES FINANCIAL CORP ................         360
    413,155     SCHWAB (CHARLES) CORP .......................      13,892
      1,000     SIEBERT FINANCIAL CORP ......................           7
      4,510     SOUTHWEST SECURITIES GROUP, INC .............         168
     22,300     THE GOLDMAN SACHS GROUP, INC ................       2,116
      5,743     TUCKER ANTHONY SUTRO CORP ...................         103
     19,300     UNITED ASSET MANAGEMENT CORP ................         451
     31,587     WADDELL & REED FINANCIAL, INC (CLASS A) .....       1,036
                                                               ----------
                                                                   90,263
                                                               ----------
                TOTAL FINANCE ...............................     706,804
                                                               ----------
FOODS AND RELATED--4.54%
  BEVERAGES, OTHER FOOD PRODUCTS--4.06%
     11,720   * 7-ELEVEN, INC ...............................         161
      7,000   * ADVANTICA RESTAURANT GROUP, INC .............           7
     14,900  b* AGRIBIOTECH, INC ............................           0
      3,960   * AGRIBRANDS INTERNATIONAL, INC ...............         166
    156,180     ALBERTSONS, INC .............................       5,193
      8,600   * AMERICAN ITALIAN PASTA CO (CLASS A) .........         178
    167,166     ANHEUSER-BUSCH COS, INC .....................      12,485
      9,000     APPLEBEES INTERNATIONAL, INC ................         273
    222,860     ARCHER DANIELS MIDLAND CO ...................       2,187
      2,200   * AURORA FOODS, INC ...........................           9
     11,800     AVADO BRANDS, INC ...........................          18
      6,600   * BERINGER WINE ESTATES HOLDINGS, INC (CLASS            233
    102,645     BESTFOODS, INC ..............................       7,108
     20,800     BOB EVANS FARMS, INC ........................         311
     11,100     b* BOSTON CHICKEN, INC ......................           0
     23,800   * BRINKER INTERNATIONAL, INC ..................         696
     18,150     BROWN FORMAN, INC (CLASS B) .................         976
     14,500   * BUFFETS, INC ................................         184
      4,000   * BUSH BOAKE ALLEN, INC .......................         175
     11,200   * CADIZ, INC ..................................          90
    118,351     CAMPBELL SOUP CO ............................       3,447
      5,900   * CANANDAIGUA BRANDS, INC (CLASS A) ...........         298
     21,500     CBRL GROUP, INC .............................         316
      9,850   * CEC ENTERTAINMENT, INC ......................         252
      9,939   * CENTRAL GARDEN & PET CO .....................          89
     14,200     CHIQUITA BRANDS INTERNATIONAL, INC ..........          56
     17,718     CKE RESTAURANTS, INC ........................          53
      1,000     COCA COLA BOTTLING CO CONSOLIDATED ..........          46
    845,494     COCA COLA CO ................................      48,563
     86,500     COCA COLA ENTERPRISES, INC ..................       1,411
    181,373     CONAGRA, INC ................................       3,457
      7,947   * CONSOLIDATED PRODUCTS, INC ..................          72
     12,900     COORS (ADOLPH) CO (CLASS B) .................         780
     12,775     CORN PRODUCTS INTERNATIONAL, INC ............         339
     46,300     DARDEN RESTAURANTS, INC .....................         752
      2,300   * DAVE & BUSTERS, INC .........................          14
     13,900     DEAN FOODS CO ...............................         440
     16,500   * DEL MONTE FOODS CO ..........................         112
     43,133     DELHAIZE AMERICA, INC (CLASS B) .............         663
     14,033     DELTA & PINE LAND CO ........................         352
     24,400     DIMON, INC ..................................          52
     17,200     DOLE FOOD, INC ..............................         241
      5,500     DREYERS GRAND ICE CREAM, INC ................         116
     15,860     EARTHGRAINS CO ..............................         308
        100     FARMER BROTHERS CO ..........................          18
     35,650     FLOWERS INDUSTRIES, INC .....................         711
     60,200     FORTUNE BRANDS, INC .........................       1,388
    108,122     GENERAL MILLS, INC ..........................       4,136
        200   * GRAND UNION CO ..............................           0
      7,900     GREAT ATLANTIC & PACIFIC TEA CO, INC ........         131
      9,900   * HAIN CELESTIAL GROUP, INC ...................         363
     11,500     HANNAFORD BROTHERS, INC .....................         827
    130,109     HEINZ (H.J.) CO .............................       5,692
     35,037     HERSHEY FOODS CORP ..........................       1,699
      3,300   * HINES HORTICULTURE, INC .....................          22
     29,200     HORMEL FOODS CORP ...........................         491
     71,323     HOST MARRIOTT CORP (NEW) ....................         669
     31,000     IBP, INC ....................................         479
      6,600   * IHOP CORP (NEW) .............................         111
      1,500     INGLES MARKETS, INC (CLASS A) ...............          16
     11,700   * INTERNATIONAL HOME FOODS, INC ...............         245
      3,600     INTERNATIONAL MULTIFOODS CORP ...............          62
     14,500     INTERSTATE BAKERIES CORP ....................         203
      2,200   * J & J SNACK FOODS CORP ......................          39
     14,800   * JACK IN THE BOX, INC ........................         364
      7,300     KEEBLER FOODS CO ............................         271
     80,500     KELLOGG CO ..................................       2,395
    306,354   * KROGER CO ...................................       6,759
     12,250     LANCASTER COLONY CORP .......................         239
     13,500     LANCE, INC ..................................         122
      8,700     LANDRYS SEAFOOD RESTAURANTS, INC ............          74
     10,600     LONE STAR STEAKHOUSE & SALOON, INC ..........         107
      8,800     LUBYS, INC ..................................          70
     25,300     MCCORMICK & CO, INC (NON-VOTE) ..............         822


                        SEE NOTES TO FINANCIAL STATEMENTS
                                               2000 CREF Semi-Annual Report o 37

  Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

BEVERAGES, OTHER FOOD PRODUCTS--(Continued)
    497,400       MCDONALD'S CORP ............................. $    16,383
      7,200       MICHAEL FOODS, INC ..........................         176
      4,950       MORRISON MANAGEMENT SPECIALISTS, INC ........         140
    120,883       NABISCO GROUP HOLDINGS ......................       3,135
     18,200       NABISCO HOLDINGS CORP (CLASS A) .............         956
        600       NPC INTERNATIONAL, INC ......................           5
      2,700       O'CHARLEY'S, INC ............................          37
     26,100     * OUTBACK STEAKHOUSE, INC .....................         763
      2,200     * P.F. CHANGS CHINA BISTRO, INC ...............          70
      9,350     * PAPA JOHNS INTERNATIONAL, INC ...............         229
     36,400       PEPSI BOTTLING GROUP, INC ...................       1,062
    533,105       PEPSICO, INC ................................      23,690
      3,300     * PERFORMANCE FOOD GROUP CO ...................         106
      1,900       PILGRIMS PRIDE CORP (CLASS B) ...............          14
      7,100    b* PLANET HOLLYWOOD, INC (CLASS A) .............           0
     43,600       QUAKER OATS CO ..............................       3,275
         50     * RAINFOREST CAFE, INC ........................           0
     10,500     * RALCORP HOLDINGS, INC .......................         129
    112,400       RALSTON PURINA CO ...........................       2,241
      1,200       RIVIANA FOODS, INC ..........................          21
      2,600     * ROBERT MONDAVI CORP (CLASS A) ...............          80
     22,800       RUBY TUESDAY, INC ...........................         286
     14,100       RUDDICK CORP ................................         167
     17,200     * RYANS FAMILY STEAK HOUSES, INC ..............         145
    175,422     * SAFEWAY, INC ................................       7,916
    327,400       SARA LEE CORP ...............................       6,323
     11,200     * SHONEYS, INC ................................          14
      2,200     * SMART & FINAL, INC ..........................          17
     20,200     * SMITHFIELD FOODS, INC .......................         567
      9,000       SMUCKER, (J.M.) CO (CLASS A) ................         173
     10,800       SODEXHO MARRIOTT SERVICES, INC ..............         173
      5,700     * SONIC CORP ..................................         167
     67,400     * STARBUCKS CORP ..............................       2,574
     11,700     * SUIZA FOODS CORP ............................         572
     51,483       SUPERVALU, INC ..............................         981
    123,176       SYSCO CORP ..................................       5,189
     21,000     * TERRA INDUSTRIES, INC .......................          22
      9,450     * THE CHEESECAKE FACTORY CO ...................         260
     12,340       TOOTSIE ROLL INDUSTRIES, INC ................         432
      4,400     * TRIARC COS, INC .............................          90
     56,490     * TRICON GLOBAL RESTAURANTS, INC ..............       1,596
     45,200       TYSON FOODS, INC ............................         396
      3,100     * UNITED NATURAL FOODS, INC ...................          43
     11,200       UNIVERSAL CORP ..............................         237
     18,400       UNIVERSAL FOODS CORP ........................         340
     12,900     * VETERINARY CENTERS OF AMERICA, INC ..........         177
     31,700       VIAD CORP ...................................         864
     10,200     * VLASIC FOODS INTERNATIONAL, INC .............          17
      6,200       WEIS MARKETS, INC ...........................         203
     38,400       WENDY'S INTERNATIONAL, INC ..................         684
     50,500       WHITMAN CORP ................................         625
      9,600     * WHOLE FOODS MARKET, INC .....................         397
      5,550     * WILD OATS MARKETS, INC ......................          70
     34,336       WINN DIXIE STORES, INC ......................         491
      7,553     * WLR FOODS, INC ..............................          35
     28,400       WRIGLEY (WM) JR CO ..........................       2,277
      3,900     * ZAPATA CORP .................................          12
                                                                -----------
                                                                    208,248
                                                                -----------
TOBACCO--0.48%
    847,904       PHILIP MORRIS COS, INC ......................      22,522
     41,761       RJR REYNOLDS TOBACCO HOLDINGS, INC ..........       1,167
     64,200       UST, INC ....................................         943
      4,300       VECTOR GROUP LTD ............................          63
                                                                -----------
                                                                     24,695
                                                                -----------
                  TOTAL FOODS AND RELATED .....................     232,943
                                                                -----------
HEALTH--12.28%
  DRUGS AND PHARMACEUTICALS--10.00%
    574,024       ABBOTT LABORATORIES CO ......................      25,580
      8,800     * ABGENIX, INC ................................       1,055
      2,200     * ALBANY MOLECULAR RESEARCH, INC ..............         120
      2,100     * ALGOS PHARMACEUTICAL CORP ...................          32
     18,400     * ALKERMES, INC ...............................         867
      7,185     * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS..         130
     49,514       ALLERGAN, INC ...............................       3,689
      7,641       ALPHARMA, INC (CLASS A) .....................         476
     31,604     * ALZA CORP ...................................       1,869
    483,170       AMERICAN HOME PRODUCTS CORP .................      28,386
     17,900     * AMERISOURCE HEALTH CORP (CLASS A) ...........         555
    380,400     * AMGEN, INC ..................................      26,723
     12,800     * ANDRX CORP ..................................         818
      3,700     * ANESTA CORP .................................          92
     34,000     * AVATEX CORP (CLASS A) .......................          18
      7,900     * AVIRON, INC .................................         244
      7,200     * BARR LABORATORIES, INC ......................         323
     49,334       BERGEN BRUNSWIG CORP (CLASS A) ..............         271
      9,928       BINDLEY WESTERN INDUSTRIES, INC .............         262
     55,400     * BIOGEN, INC .................................       3,573
      6,800     * BIOMATRIX, INC ..............................         154
     19,300     * BIO-TECHNOLOGY GENERAL CORP .................         255
    730,752       BRISTOL MYERS SQUIBB CO .....................      42,566
    103,661       CARDINAL HEALTH, INC ........................       7,671
     77,019     * CAREMARK RX, INC ............................         525
      7,800     * CELL PATHWAYS, INC ..........................         183
     11,600     * CEPHALON, INC ...............................         695
      2,200     * CHATTEM, INC ................................          30
      5,000     * CHIREX, INC .................................         100
     37,628     * CHIRON CORP .................................       1,787
      9,100     * COLUMBIA LABORATORIES, INC ..................          52
      8,800     * COR THERAPEUTICS, INC .......................         751
      6,600     * CORIXA CORP .................................         283
      7,100     * COULTER PHARMACEUTICALS, INC ................         146
      2,955     * CRESCENDO PHARMACEUTICALS CORP ..............          59
    142,814       CVS CORP ....................................       5,713
      5,100       DIAGNOSTIC PRODUCTS CORP ....................         163
      7,736     * DUANE READE, INC ............................         199
     16,000     * DURA PHARMACEUTICALS, INC ...................         230
      7,200     * DURAMED PHARMACEUTICALS, INC ................          39
     15,000     * ENZON, INC ..................................         638
     31,000     * FOREST LABORATORIES, INC ....................       3,131
      4,700     * GELTEX PHARMACEUTICALS, INC .................          96
     31,200     * GENZYME CORP (GENERAL DIVISION) .............       1,854
         95     * GENZYME CORP (TISSUE REPAIR DIVISION) .......           0
         93     * GENZYME-MOLECULAR ONCOLOGY ..................           1
     16,347     * GILEAD SCIENCES, INC ........................       1,163
      9,300     * HEMISPHERX BIOPHARMA, INC ...................          52
      4,100       HERBALIFE INTERNATIONAL, INC (CLASS A) ......          36
      2,000       HERBALIFE INTERNATIONAL, INC (CLASS B) ......          16
     20,100     * HUMAN GENOME SCIENCES, INC ..................       2,681
     28,766       ICN PHARMACEUTICALS, INC ....................         800
     14,900     * ICOS CORP ...................................         656
     16,300     * IDEC PHARMACEUTICALS CORP ...................       1,912
     13,100     * IDEXX LABORATORIES, INC .....................         300
      3,500     * IGEN INTERNATIONAL, INC .....................          58
     11,400     * IMCLONE SYSTEMS, INC ........................         871
     84,700     * IMMUNEX CORP ................................       4,187
      5,900     * INHALE THERAPEUTIC SYSTEMS ..................         599
      2,800     * INVITROGEN CORP .............................         211
     12,300     * ISIS PHARMACEUTICALS, INC ...................         178
     50,888     * IVAX CORP ...................................       2,112
    515,227       JOHNSON & JOHNSON CO ........................      52,489
     20,050       JONES PHARMACEUTICAL, INC ...................         801

                        SEE NOTES TO FINANCIAL STATEMENTS
38 o  2000 CREF Semi-Annual Report

  Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                      VALUE (000)
   ------                                                      ----------

DRUGS AND PHARMACEUTICALS--(Continued)
     16,420     * KING PHARMACEUTICALS, INC ................... $       720
      3,922     * KV PHARMACEUTICAL CO (CLASS B) ..............         107
     18,100     * LIGAND PHARMACEUTICALS CO (CLASS A) .........         239
    351,000       LILLY (ELI) & CO ............................      35,056
     11,400       LONGS DRUG STORES CORP ......................         248
     39,300       LYONDELL CHEMICAL CO ........................         658
      6,100     * MACROCHEM CORP (DELAWARE) ...................          30
     24,900       MALLINCKRODT, INC ...........................       1,082
    104,057       MCKESSON HBOC, INC ..........................       2,179
     10,300     * MEDICIS PHARMACEUTICAL CORP (CLASS A) .......         587
     67,530     * MEDIMMUNE, INC ..............................       4,997
    852,676       MERCK & CO, INC .............................      65,336
     33,900     * MILLENNIUM PHARMACEUTICALS, INC .............       3,793
     47,150       MYLAN LABORATORIES, INC .....................         860
      5,800       NATURES SUNSHINE PRODUCTS, INC ..............          41
     22,670     * NBTY, INC ...................................         145
      5,100     * NCS HEALTHCARE, INC (CLASS A) ...............           4
      4,400     * NEUROGEN CORP ...............................         127
     14,700     * NU SKIN ENTERPRISES, INC (CLASS A) ..........          85
     33,800       OMNICARE, INC ...............................         306
     10,950     * ORGANOGENESIS, INC ..........................         125
      5,500     * PATHOGENESIS CORP ...........................         143
  2,331,825       PFIZER, INC .................................     111,928
      4,200     * PHARMACEUTICAL RESOURCES, INC ...............          22
      6,800     * PHARMACYCLICS, INC ..........................         415
      2,785     * PRIORITY HEALTHCARE CORP (CLASS A) ..........         207
      7,100     * PROTEIN DESIGN LABORATORIES, INC ............       1,171
      6,200     * REGENERON PHARMACEUTICALS, INC ..............         185
     92,045       RITE AID CORP ...............................         604
      2,500     * SAFESCIENCE, INC ............................          13
      5,500     * SANGSTAT MEDICAL CORP .......................         159
      1,700     * SCHEIN PHARMACEUTICAL, INC ..................          37
    542,360       SCHERING-PLOUGH CORP ........................      27,389
     27,000     * SEPRACOR, INC ...............................       3,257
      8,550     * SEROLOGICALS CORP ...........................          43
         43       SHIRE PHARMACEUTICALS GROUP PLC ADR .........           2
     32,500     * SICOR, INC ..................................         260
     36,780       SIGMA ALDRICH CORP ..........................       1,076
      8,500     * SUPERGEN, INC ...............................         308
      3,200     * SYNCOR INTERNATIONAL CORP ...................         230
      7,400     * TECHNE CORP .................................         962
     11,600     * THERAGENICS CORP ............................          99
      9,100     * TRANSKARYOTIC THERAPIES, INC ................         334
     10,700     * TRIANGLE PHARMACEUTICALS, INC ...............          97
     10,600     * TWINLAB CORP ................................          68
      6,300     * VENTIV HEALTH, INC ..........................          70
     10,000     * VERTEX PHARMACEUTICALS, INC .................       1,054
      7,000     * VICAL, INC ..................................         135
    372,300       WALGREEN CO .................................      11,983
     35,576     * WATSON PHARMACEUTICALS, INC .................       1,912
      4,724       WEST PHARMACEUTICAL SERVICES, INC ...........         102
      1,500       ZILA, INC ...................................           6
                                                               ------------
                                                                   512,522
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.96%
      9,736     * ACUSON CORP .................................         131
      6,700     * AFFYMETRIX, INC .............................       1,106
    121,272     * AGILENT TECHNOLOGIES, INC ...................       8,944
      8,400     * ALARIS MEDICAL, INC .........................          15
      2,000       ANALOGIC CORP ...............................          80
      1,600     * APPLIED ANALYTICAL INDUSTRIES, INC ..........          15
      4,200       ARROW INTERNATIONAL, INC ....................         141
     18,613       BARD (C.R.), INC ............................         896
     19,600       BAUSCH & LOMB, INC ..........................       1,517
    107,313       BAXTER INTERNATIONAL, INC ...................       7,545
      2,200     * BAXTER INTERNATIONAL, INC RTS ...............           0
      9,900       BECKMAN COULTER, INC ........................         578
     92,778       BECTON DICKINSON & CO .......................       2,662
     38,800       BIOMET, INC .................................       1,491
      3,033     * BIO-RAD LABORATORIES, INC (CLASS A) .........          76
    100,042     * BOSTON SCIENTIFIC CORP ......................       2,195
      2,400     * BRITESMILE, INC .............................          11
      2,000     * CLOSURE MEDICAL CORP ........................          46
     11,800     * CNS, INC ....................................          56
     13,000     * COGNEX CORP .................................         673
      9,000     * COHERENT, INC ...............................         755
      7,400       COHU, INC ...................................         200
      2,500       COLE NATIONAL CORP (CLASS A) ................          18
      4,400     * CONMED CORP .................................         114
      5,200       COOPER COS, INC .............................         189
      1,600       b* CPX CORP .................................           0
     15,800     * CREDENCE SYSTEMS CORP .......................         872
      1,900       CUBIC CORP ..................................          36
      6,400     * CYBERONICS, INC .............................          77
     13,500     * CYTYC CORP ..................................         721
      5,000       DATASCOPE CORP ..............................         180
     18,100       DENTSPLY INTERNATIONAL, INC .................         558
      8,500     * DIONEX CORP .................................         227
      6,806     * DYNATECH CORP ...............................         123
      3,900     * ECLIPSE SURGICAL TECHNOLOGY, INC ............          17
     21,022     * EDWARDS LIFESCIENCES CORP ...................         389
      8,184     * ENZO BIOCHEMICAL, INC .......................         565
     11,300     * GENRAD, INC .................................         102
      3,400     * GLIATECH, INC ...............................          69
    113,364     * GUIDANT CORP ................................       5,612
      9,400     * HAEMONETICS CORP ............................         197
      5,800     * HANGER ORTHOPEDIC GROUP, INC ................          29
      3,000     * IMPATH, INC .................................         163
     15,100     * INPUT/OUTPUT, INC ...........................         127
      9,400       INVACARE CORP ...............................         247
     31,600       JOHNSON CONTROLS, INC .......................       1,621
     67,400     * KLA-TENCOR CORP .............................       3,947
      2,818     * LABORATORY CORP OF AMERICA HOLDINGS .........         217
     17,100     * LTX CORP ....................................         597
      8,100     * MECHANICAL TECHNOLOGY, INC ..................         122
     12,687     * MEDICAL MANAGER CORP ........................         432
    434,757       MEDTRONIC, INC ..............................      21,656
      7,700       MENTOR CORP .................................         209
     13,988     * METTLER-TOLEDO INTERNATIONAL, INC ...........        560
     16,700       MILLIPORE CORP ..............................       1,259
      3,300       MINE SAFETY APPLIANCES CO ...................          79
      7,700     * MINIMED, INC ................................         909
      2,400     * MKS INSTRUMENTS, INC ........................          94
      3,500     * MOLECULAR DEVICES CORP ......................         242
      4,000       MTS SYSTEMS CORP ............................          25
      4,900     * NOVOSTE CORP ................................         299
      6,100     * OCULAR SCIENCES, INC ........................          72
      7,200     * OSTEOTECH, INC ..............................          76
     19,300     * PE CORP-CELERA GENOMICS GROUP ...............       1,805
     77,000       PE CORP-PE BIOSYSTEMS GROUP .................       5,072
     18,200       PERKINELMER, INC ............................       1,203
     15,175     * QUEST DIAGNOSTICS, INC ......................       1,134
     10,800     * RESMED, INC .................................         289
     11,300     * RESPIRONICS, INC ............................         203
      2,000       b* SABRATEK CORP ............................           0
      5,000     * SCOTT TECHNOLOGIES, INC .....................          86
      9,900     * SOLA INTERNATIONAL, INC .....................          48
         33       SONOSITE, INC ...............................           1
     30,812     * ST. JUDE MEDICAL, INC .......................       1,414
     24,620     * STERIS CORP .................................         219
     53,200       STRYKER CORP ................................       2,328
     18,950     * SUMMIT TECHNOLOGY, INC ......................         358

                        SEE NOTES TO FINANCIAL STATEMENTS

39 o 2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

MEDICAL EQUIPMENT AND SUPPLIES--(Continued)
     12,700     * SUNRISE MEDICAL, INC ............................   $       62
     16,700     * SUNRISE TECHNOLOGIES INTERNATIONAL, INC .........          167
     38,200     * SYBRON INTERNATIONAL CORP .......................          757
     16,650       TEKTRONIX, INC ..................................        1,232
     13,800       TELEFLEX, INC ...................................          493
     63,300     * TERADYNE, INC ...................................        4,653
      7,500     * THERMEDICS, INC .................................           75
      6,500     * THERMO CARDIOSYSTEMS, INC .......................           65
     57,550     * THERMO ELECTRON CORP ............................        1,212
      6,468     * THERMO INSTRUMENT SYSTEMS, INC ..................          121
     11,100     * VARIAN MEDICAL SYSTEMS, INC .....................          434
     11,300     * VARIAN, INC .....................................          521
      3,800     * VEECO INSTRUMENTS, INC ..........................          278
      4,900     * VENTANA MEDICAL SYSTEMS, INC ....................          115
     20,000     * VISX, INC .......................................          561
     23,100     * WATERS CORP .....................................        2,883
      6,400     * WESLEY JESSEN VISIONCARE, INC ...................          240
      7,800       X RITE, INC .....................................           71
                                                                      ----------
                                                                         100,281
                                                                      ----------
MEDICAL FACILITIES MANAGEMENT--0.32%
      1,700     * ACCREDO HEALTH, INC .............................           59
      6,800     * ADVANCE PARADIGM, INC ...........................          139
     12,400     * ALTERRA HEALTHCARE CORP .........................           25
        700     * AMERICAN HOMEPATIENT, INC .......................            0
      9,500     * AMERICAN RETIREMENT CORP ........................           53
      6,500     * AMERIPATH, INC ..................................           58
     20,400     * APRIA HEALTHCARE GROUP, INC .....................          250
      4,200     * ASSISTED LIVING CONCEPTS, INC ...................            3
     28,572     * BEVERLY ENTERPRISES, INC ........................           80
      6,236     * CAREMATRIX CORP .................................            3
    200,262       COLUMBIA/HCA HEALTHCARE CORP ....................        6,083
     19,000     * COVENTRY HEALTH CARE, INC .......................          253
      7,800     * EXPRESS SCRIPTS, INC ............................          485
      5,400     b*FPA MEDICAL MANAGEMENT, INC .....................            0
     11,600     b*GENESIS HEALTH VENTURES, INC ....................            2
      3,670     * GENTIVA HEALTH SERVICES, INC ....................           30
     92,003     * HEALTH MANAGEMENT ASSOCIATES, INC
                  (CLASS A) (NEW) .................................        1,202
    140,309     * HEALTHSOUTH CORP ................................        1,008
     21,600       HOOPER HOLMES, INC ..............................          173
      8,300       INNOVATIVE CLINICAL SOLUTIONS LTD ...............            1
     20,048     b*INTEGRATED HEALTH SERVICES, INC .................            3
     12,000     * LASER VISION CENTERS, INC .......................           74
     13,222     * LCA-VISION, INC .................................           32
     10,871     * LIFEPOINT HOSPITALS, INC ........................          242
     14,600     * LINCARE HOLDINGS, INC ...........................          360
        190       LTC HEALTHCARE, INC .............................            0
      9,400     * MAGELLAN HEALTH SERVICES, INC ...................           12
     28,850     * MANOR CARE, INC .................................          202
     33,899       MARINER POST-ACUTE NETWORK, INC .................            5
     10,500     * MATRIA HEALTHCARE, INC ..........................           48
     16,900     * NAHC, INC .......................................            1
        100     * NATIONAL HEALTHCARE CORP ........................            1
     15,500     * ORTHODONTIC CENTERS OF AMERICA, INC .............          351
      6,100     * PEDIATRIX MEDICAL GROUP, INC ....................           71
     35,700     * PHYAMERICA PHYSICIAN GROUP, INC .................            5
     26,525     * PHYCOR, INC .....................................           17
     12,900    b* PHYSICIANS RESOURCE GROUP, INC ..................            0
      5,700     * PROVINCE HEALTHCARE CO ..........................          206
     23,950     * QUORUM HEALTH GROUP, INC ........................          247
     16,300     * RENAL CARE GROUP, INC ...........................          399
      8,100     * RES-CARE, INC ...................................           44
     19,700       b* SUN HEALTHCARE GROUP, INC ....................            1
      6,700     * SUNRISE ASSISTED LIVING, INC ....................          124
    115,273       TENET HEALTHCARE CORP ...........................        3,112
     33,210     * TOTAL RENAL CARE HOLDINGS, INC ..................          199
     11,071     * TRIAD HOSPITALS, INC ............................          268
      8,500     * UNIVERSAL HEALTH SERVICES, INC ..................          557
     21,166     * US ONCOLOGY, INC ................................          106
     12,615       b* VENCOR, INC ..................................            1
                                                                      ----------
                                                                          16,595
                                                                      ----------
                  TOTAL HEALTH ....................................      629,398
                                                                      ----------
INDUSTRIAL MACHINERY--5.52%
ELECTRICAL--4.21%
     11,900       AMETEK, INC .....................................          208
      8,100     * ANICOM, INC .....................................           30
      8,700     * ANIXTER INTERNATIONAL, INC ......................          231
      3,600     * ARGUSS COMMUNICATIONS, INC ......................           68
     35,171     * ARROW ELECTRONICS, INC ..........................        1,090
     16,208       AVNET, INC ......................................          960
     11,566       BALDOR ELECTRIC CO ..............................          215
      5,852       BARNES GROUP, INC ...............................           95
     20,500     * BRIGHTPOINT, INC ................................          177
      9,144       C&D TECHNOLOGIES, INC ...........................          517
     17,800     * CELLSTAR CORP ...................................           50
     30,373       COOPER INDUSTRIES, INC ..........................          989
      9,800     * ELECTRO SCIENTIFIC INDUSTRIES, INC ..............          432
    159,246       EMERSON ELECTRIC CO .............................        9,614
     39,466     * ENERGIZER HOLDINGS, INC .........................          720
      6,900       EXIDE CORP ......................................           55
        800       FRANKLIN ELECTRIC CO, INC .......................           54
  3,662,187       GENERAL ELECTRIC CO .............................      194,096
      3,700     * GENLYTE GROUP, INC ..............................           78
     27,083       GRAINGER (W.W.), INC ............................          834
      5,900     * HMT TECHNOLOGY CORP .............................            9
     18,150       HUBBELL, INC (CLASS B) ..........................          463
      7,100       HUGHES SUPPLY, INC ..............................          140
        339     * JUNO LIGHTING, INC (W/I) ........................            2
     10,500     * KENT ELECTRONICS CORP ...........................          313
     21,500     * KOMAG, INC ......................................           38
      7,200     * LITTELFUSE, INC .................................          353
      3,500       LSI INDUSTRIES, INC .............................           53
     12,800     * MAGNETEK, INC ...................................          102
      1,400     * MOOG, INC (CLASS A) .............................           37
     16,100       NATIONAL SERVICE INDUSTRIES, INC ................          314
      8,550       PIONEER-STANDARD ELECTRONICS, INC ...............          126
      1,392       PREMIER FARNELL PLC ADR .........................           20
      9,900     * RAYOVAC CORP ....................................          222
     56,044       ROCKWELL INTERNATIONAL CORP .....................        1,765
      6,650       SLI, INC ........................................           81
     10,600       STEWART & STEVENSON SERVICES, INC ...............          160
     21,305       THOMAS & BETTS CORP .............................          407
      5,200       THOMAS INDUSTRIES, INC ..........................           92
     16,300     * UCAR INTERNATIONAL, INC .........................          213
      8,200     * VICOR CORP ......................................          285
      9,200     * WESCO INTERNATIONAL, INC ........................           88
      1,600       WOODWARD GOVERNOR CO ............................           45
        500     * ZOLTEK COS, INC .................................            4
                                                                      ----------
                                                                         215,845
                                                                      ----------
OTHER INDUSTRIAL EQUIPMENT--1.31%
      2,100     * A.S.V., INC .....................................           30
     11,450       AAR CORP ........................................          137
      1,000       AG-CHEM EQUIPMENT CO, INC .......................            7
     21,800       AGCO CORP .......................................          267
     25,827     * AMERICAN STANDARD COS, INC ......................        1,059
      8,830       APPLIED INDUSTRIAL TECHNOLOGIES, INC ............          145
    294,944     * APPLIED MATERIALS, INC ..........................       26,729
     14,220       APPLIED POWER, INC (CLASS A) ....................          476
      4,700     * ASTEC INDUSTRIES, INC ...........................          119
     11,000     * ASYST TECHNOLOGIES, INC .........................          377

                       SEE NOTES TO FINANCIAL STATEMENTS

40  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

OTHER INDUSTRIAL EQUIPMENT--(Continued)
      7,900     * ATMI, INC .......................................   $      367
      4,500     * AVIATION SALES CO ...............................           28
    108,535       BAKER HUGHES, INC ...............................        3,473
     31,273       BLACK & DECKER CORP .............................        1,229
      8,500       BRIGGS & STRATTON CORP ..........................          291
      4,000     * BROOKS AUTOMATION, INC ..........................          256
     33,693       BRUNSWICK CORP ..................................          558
        100       CASCADE CORP ....................................            1
    128,908       CATERPILLAR, INC ................................        4,367
      3,000       CMI CORP (CLASS A) ..............................           11
      2,700       COLUMBUS MCKINNON CORP ..........................           37
     19,214     * COOPER CAMERON CORP .............................        1,268
     14,900       CUMMINS ENGINE CO, INC ..........................          406
      5,100     * CUNO, INC .......................................          118
     85,617       DEERE & CO ......................................        3,168
      5,100       DETROIT DIESEL CORP .............................           75
     14,700       DONALDSON CO, INC ...............................          290
     74,800       DOVER CORP ......................................        3,034
      3,300     * DRIL-QUIP, INC ..................................          154
        100       DT INDUSTRIES, INC ..............................            1
      8,500     * ELECTROGLAS, INC ................................          183
      6,200     * ESTERLINE TECHNOLOGIES CORP .....................           92
      5,400     * FAIRCHILD CORP (CLASS A) ........................           26
      7,200       FEDDERS CORP ....................................           42
     13,705       FLOWSERVE CORP ..................................          206
     11,000     * FSI INTERNATIONAL, INC ..........................          239
      4,600     * GARDNER DENVER, INC .............................           82
      6,350       GRACO, INC ......................................          206
     41,815     * GRANT PRIDECO, INC ..............................        1,045
     15,200       b* HARNISCHFEGER INDUSTRIES, INC ................            5
     10,300       IDEX CORP .......................................          325
     60,000       INGERSOLL-RAND CO ...............................        2,415
      6,200     * IONICS, INC .....................................          190
     14,600       JLG INDUSTRIES, INC .............................          173
     11,700       KAYDON CORP .....................................          246
     10,437       KENNAMETAL, INC .................................          224
      8,900     * KULICKE & SOFFA INDUSTRIES, INC .................          528
     46,000     * LAM RESEARCH CORP ...............................        1,725
      1,500       LAWSON PRODUCTS, INC ............................           37
     13,200       LINCOLN ELECTRIC HOLDINGS CO ....................          188
      3,800       LINDSAY MANUFACTURING CO ........................           75
      9,450       MANITOWOCCO, INC ................................          253
     13,000       MILACRON, INC ...................................          189
      9,900     * MSC INDUSTRIAL DIRECT CO (CLASS A) ..............          207
      2,600       NACCO INDUSTRIES, INC (CLASS A) .................           91
     20,363     * NATIONAL-OILWELL, INC ...........................          669
      4,900       NORDSON CORP ....................................          248
     44,700     * NOVELLUS SYSTEMS, INC ...........................        2,528
     45,000       PALL CORP .......................................          833
     17,700       PENTAIR, INC ....................................          628
     10,600     * PRESSTEK, INC ...................................          173
      7,300     * PRI AUTOMATION, INC .............................          477
      2,400       ROBBINS & MYERS, INC ............................           55
     11,200       ROPER INDUSTRIES, INC ...........................          287
      1,100       SAUER-DANFOSS, INC ..............................           11
     12,000     * SILICON VALLEY GROUP, INC .......................          311
     18,300     * SMITH INTERNATIONAL, INC ........................        1,332
      4,000     * SPECIALTY EQUIPMENT COS, INC ....................          109
      9,089     * SPEEDFAM-IPEC, INC ..............................          165
      7,400       STANDEX INTERNATIONAL CORP ......................          117
      2,400       STARRETT (L.S.) CO (CLASS A) ....................           42
      6,600       TECUMSEH PRODUCTS CO (CLASS A) ..................          252
      3,000       TENNANT CO ......................................          113
      8,960     * TEREX CORP ......................................          127
      3,700     * THERMO FIBERTEK, INC ............................           18
     18,363       TIMKEN CO .......................................          342
      4,500       TORO CO .........................................          148
      7,700     * ULTRATECH STEPPER, INC ..........................          115
     19,200     * UNOVA, INC ......................................          140
     14,400       YORK INTERNATIONAL CORP .........................          364
                                                                      ----------
                                                                          67,074
                                                                      ----------
                  TOTAL INDUSTRIAL MACHINERY ......................      282,919
                                                                      ----------
MEDIA AND LEISURE--3.74%
  BROADCASTING--2.85%
     20,811     * ADELPHIA COMMUNICATIONS CORP (CLASS A) ..........          976
      4,000     * AMC ENTERTAINMENT, INC ..........................           20
     58,403     * AMFM, INC .......................................        4,030
      1,400       BHC COMMUNICATIONS, INC (CLASS A) ...............          213
     45,854     * CABLEVISION SYSTEMS CORP (CLASS A) ..............        3,112
      1,584     * CARMIKE CINEMAS, INC (CLASS A) ..................            6
      6,182     * CHRIS CRAFT INDUSTRIES, INC .....................          408
      8,300     * CITADEL COMMUNICATIONS CORP .....................          290
     98,261     * CLEAR CHANNEL COMMUNICATIONS, INC ...............        7,370
      4,300       CLEAR CHANNEL COMMUNICATIONS, INC
                  WTS 09/18/01 ....................................           51
      2,800     * COMCAST CORP (CLASS A) ..........................          109
    292,436     * COMCAST CORP (CLASS A) SPECIAL ..................       11,844
     54,358     * COX COMMUNICATIONS, INC (CLASS A) ...............        2,477
      9,900     * COX RADIO, INC (CLASS A) ........................          277
     12,700     * CUMULUS MEDIA, INC ..............................          116
    767,978       DISNEY (WALT) CO ................................       29,807
     16,700     * EMMIS COMMUNICATIONS (CLASS A) ..................          691
      8,700     * ENTERCOM COMMUNICATIONS CORP ....................          424
     49,400     * FOX ENTERTAINMENT GROUP, INC ....................        1,501
      6,630       GAYLORD ENTERTAINMENT CO ........................          143
      1,700     * GC COS, INC .....................................           38
      2,750       GRAY COMMUNICATIONS SYSTEMS, INC ................           27
      8,467     * HEARST-ARGYLE TELEVISION, INC ...................          165
     30,600     * HISPANIC BROADCASTING CORP ......................        1,014
     11,400     * HOLLYWOOD ENTERTAINMENT CORP ....................           90
    109,523     * INFINITY BROADCASTING CORP (CLASS A) ............        3,991
      7,326     * METRO-GOLDWYN-MAYER, INC ........................          191
     21,100     * METROMEDIA INTERNATIONAL GROUP, INC .............          100
      8,800     * MOVIE GALLERY, INC ..............................           34
      2,800     * ON COMMAND CORP .................................           40
         60     * PAC-WEST TELECOMM, INC ..........................            1
     15,610     * PANAMSAT CORP ...................................          682
     10,503     * PAXSON COMMUNICATIONS CORP ......................           84
      8,200     * PEGASUS COMMUNICATIONS CORP .....................          402
      5,500     * PIXAR, INC ......................................          194
     16,700     * PRICE COMMUNICATIONS CORP .......................          393
      3,800     * RADIO ONE, INC ..................................          112
      7,200     * RADIO ONE, INC (CLASS D) ........................          159
      2,300     * SAGA COMMUNICATIONS, INC (CLASS A) ..............           51
     12,100     * SINCLAIR BROADCAST GROUP, INC (CLASS A) .........          133
      8,700     * SIRIUS SATELLITE RADIO, INC .....................          386
     16,540     * TCI SATELLITE ENTERTAINMENT (CLASS A) ...........          144
    442,323       TIME WARNER, INC ................................       33,617
     13,800     * TV GUIDE, INC ...................................          473
     41,160     * U.S.A. NETWORKS, INC ............................          890
      2,100       UNITED TELEVISION, INC ..........................          270
     36,300     * UNITEDGLOBALCOM, INC (CLASS A) ..................        1,697
     29,500     * UNIVISION COMMUNICATIONS, INC ...................        3,053
      2,200     * VALLEY MEDIA, INC ...............................            8
     12,920     * VIACOM, INC (CLASS A) ...........................          883
    482,477     * VIACOM, INC (CLASS B) ...........................       32,899
      5,500     * YOUNG BROADCASTING, INC (CLASS A) ...............          141
                                                                      ----------
                                                                         146,227
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  41

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

LODGING/GAMING/RECREATION--0.28%
     21,165     * AMF BOWLING, INC ................................   $        4
      2,300     * ANCHOR GAMING CO ................................          110
      7,100     * ARGOSY GAMING CORP ..............................          102
     14,400     * AZTAR CORP ......................................          223
      8,614     * BALLY TOTAL FITNESS HOLDINGS CORP ...............          219
      7,900     * BOCA RESORTS, INC (CLASS A) .....................           78
     12,800     * BOYD GAMING CORP ................................           71
      3,200     * CHAMPIONSHIP AUTO RACING TEAMS, INC .............           82
     19,300     * CHOICE HOTELS INTERNATIONAL, INC ................          192
      2,600       CHURCHILL DOWNS, INC ............................           61
      6,610     * CRESTLINE CAPITAL CORP ..........................          113
      4,400       DOVER DOWNS ENTERTAINMENT, INC ..................           62
     25,800     * EXTENDED STAY AMERICA, INC ......................          239
     23,000       b* FAMILY GOLF CENTERS, INC .....................            5
     47,208     * HARRAH'S ENTERTAINMENT, INC .....................          988
    108,918       HILTON HOTELS CORP ..............................        1,021
      9,633       INTERNATIONAL SPEEDWAY CORP (CLASS A ) ..........          399
         69     * INTERSTATE HOTELS CORP ..........................            0
         37     * LAKES GAMING, INC ...............................            0
      7,000     * LODGIAN, INC ....................................           17
     24,676     * MANDALAY RESORT GROUP ...........................          494
      5,700       MARCUS CORP .....................................           69
     71,100       MARRIOTT INTERNATIONAL, INC (CLASS A) ...........        2,564
     12,600     * MERISTAR HOTELS & RESORTS, INC ..................           36
      8,266       MGM GRAND, INC ..................................          266
     96,052     * PARK PLACE ENTERTAINMENT CORP ...................        1,171
      8,400     * PINNACLE ENTERTAINMENT, INC .....................          163
     19,400     * PRIME HOSPITALITY CORP ..........................          183
     21,000     * SFX ENTERTAINMENT, INC (CLASS A) ................          952
     12,600       SIX FLAGS, INC ..................................          287
      5,500     * SPEEDWAY MOTORSPORTS, INC .......................          127
     70,226       STARWOOD HOTELS & RESORTS WORLDWIDE .............        2,287
      8,600     * STATION CASINOS, INC ............................          215
      2,400     * STEINWAY MUSICAL INSTRUMENTS, INC ...............           40
      1,433     * SUNBURST HOSPITALITY CORP .......................            6
     12,100       b* SUNTERRA CORP ................................            3
        900     * TRENDWEST RESORTS, INC ..........................           15
        400     * U.S. FRANCHISE SYSTEMS, INC (CLASS A) ...........            2
      7,700     * VAIL RESORTS, INC ...............................          126
     25,600     * WESTWOOD ONE, INC ...............................          874
     41,089     * WYNDHAM INTERNATIONAL, INC ......................          103
                                                                      ----------
                                                                          13,969
                                                                      ----------
PUBLISHING--0.61%
     21,900       AMERICAN GREETINGS CORP (CLASS A) ...............          416
     11,500     * APPLIED GRAPHICS TECHNOLOGIES, INC ..............           49
      9,800       BANTA CORP ......................................          186
     35,800       BELO (A.H.) CORP SERIES A .......................          620
     13,300       BOWNE & CO, INC .................................          134
     11,500       CENTRAL NEWSPAPERS, INC (CLASS A) ...............          727
      4,100     * CONSOLIDATED GRAPHICS, INC ......................           38
      2,086     * CSS INDUSTRIES, INC .............................           43
     26,700       DELUXE CORP .....................................          629
     34,300       DONNELLEY (R.R.) & SONS CO ......................          774
     17,100       DOW JONES & CO, INC .............................        1,253
     10,000     * FRANKLIN COVEY CO ...............................           69
     99,147       GANNETT CO, INC .................................        5,930
     11,800       HARLAND (JOHN H.) CO ............................          176
     17,600       HARTE-HANKS, INC ................................          440
      2,700       HOLLINGER INTERNATIONAL, INC ....................           37
     10,000       HOUGHTON MIFFLIN CO .............................          467
      1,300     * INFORMATION HOLDINGS, INC .......................           48
     15,700     * JOURNAL REGISTER CO .............................          287
     30,100       KNIGHT-RIDDER, INC ..............................        1,601
     16,800       LEE ENTERPRISES, INC ............................          392
      6,600       MCCLATCHY CO (CLASS A) ..........................          219
     72,098       MCGRAW HILL COS, INC ............................        3,893
      7,786       MEDIA GENERAL, INC (CLASS A) ....................          378
     13,500       MEREDITH CORP ...................................          456
      4,416       NEW ENGLAND BUSINESS SERVICES, INC ..............           72
     63,000       NEW YORK TIMES CO (CLASS A) .....................        2,489
     14,125     * PAXAR CORP ......................................          169
      7,300       PENTON MEDIA, INC ...............................          256
      7,100     * PLAYBOY ENTERPRISES, INC (CLASS B) ..............           91
     54,661     * PRIMEDIA, INC ...................................        1,244
      2,800       PULITZER, INC ...................................          118
      1,775       QUEBECOR WORLD ..................................           43
     12,689     * R.H. DONNELLEY CORP .............................          246
     33,310       READER'S DIGEST ASSOCIATION, INC
                    (CLASS A) (NON-VOTE) ..........................        1,324
     26,800       REYNOLDS & REYNOLDS CO (CLASS A) ................          489
        300       SCHAWK, INC (CLASS A) ...........................            3
      5,000     * SCHOLASTIC CORP .................................          306
      4,800     * SCIENTIFIC GAMES HOLDINGS CORP ..................          118
      9,700       SCRIPPS (E.W.) CO (CLASS A) .....................          478
      2,900       STANDARD REGISTER, INC ..........................           41
      8,822       TIMES MIRROR CO SERIES A ........................          800
     20,900     * TOPPS, INC ......................................          240
     68,400       TRIBUNE CO ......................................        2,394
     12,000       WALLACE COMPUTER SERVICES, INC ..................          119
      1,300       WASHINGTON POST CO (CLASS B) ....................          621
     16,300       WILEY (JOHN) & SONS, INC (CLASS A) ..............          367
         70     * WORKFLOW MANAGEMENT, INC ........................            1
      9,700     * ZIFF-DAVIS, INC -ZD .............................           87
                                                                      ----------
                                                                          31,378
                                                                      ----------
                  TOTAL MEDIA AND LEISURE .........................      191,574
                                                                      ----------
RETAIL AND WHOLESALE--2.61%
  GENERAL MERCHANDISE STORES--2.61%
      4,466     * 99 CENTS ONLY STORES ............................          178
      5,300     * ACTION PERFORMANCE COS, INC .....................           38
     68,000     * AMAZON.COM, INC .................................        2,469
      9,800     * AMES DEPARTMENT STORES, INC .....................           76
     13,100       ARMSTRONG HOLDINGS, INC .........................          201
     19,700     * BARNES & NOBLE, INC .............................          438
     10,600     * BARNESANDNOBLE.COM, INC .........................           69
        600     * BARNETT, INC ....................................            6
     25,400     * BJ'S WHOLESALE CLUB, INC ........................          838
     12,500       BLYTH, INC ......................................          369
     27,767     * BORDERS GROUP, INC ..............................          432
     19,500     * BOYDS COLLECTION LTD ............................          166
      7,300       BRADY CORP (CLASS A) ............................          237
      1,300    b* CALDOR CORP .....................................            0
     27,894       CALLAWAY GOLF CO ................................          455
     24,000       CASEYS GENERAL STORES, INC ......................          249
      8,669       CASH AMERICA INTERNATIONAL, INC .................           64
     18,200     * CDW COMPUTER CENTERS, INC .......................        1,138
      2,600       b* CML GROUP, INC ...............................            0
      1,700     * COLDWATER CREEK, INC ............................           51
     40,603     * CONSOLIDATED STORES CORP ........................          487
      7,300     * COST PLUS, INC ..................................          209
    163,800     * COSTCO WHOLESALE CORP ...........................        5,405
      1,300     * DELIA*S, INC ....................................            3
     36,700       DILLARDS, INC (CLASS A) .........................          450
      2,400     * DIRECT FOCUS, INC ...............................          118
     64,415       DOLLAR GENERAL CORP .............................        1,256
     36,337     * DOLLAR TREE STORES, INC .........................        1,438
      7,951     * EGGHEAD.COM, INC ................................           23
      8,600       ELDER BEERMAN STORES CORP .......................           35
      6,500       ENESCO GROUP, INC ...............................           31
      2,800     * ETOYS, INC ......................................           18

SEE NOTES TO FINANCIAL STATEMENTS

42  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

GENERAL MERCHANDISE STORES--(Continued)
      4,400     * FACTORY 2-U STORES, INC .........................   $      166
     53,100       FAMILY DOLLAR STORES, INC .......................        1,039
     10,100       FASTENAL CO .....................................          511
      1,100     * FATBRAIN.COM, INC ...............................            7
     76,513     * FEDERATED DEPARTMENT STORES, INC ................        2,582
        900     * FINLAY ENTERPRISES, INC .........................           12
      2,600       FRIEDMANS, INC (CLASS A) ........................           13
      2,300     * GENESIS DIRECT, INC .............................            0
     18,350       HA-LO INDUSTRIES, INC ...........................          103
      9,400     * HANDLEMAN CO ....................................          118
     38,500     * HANOVER DIRECT, INC .............................           60
     18,700       HARCOURT GENERAL, INC ...........................        1,017
     68,427       HASBRO, INC .....................................        1,031
      8,200     * HEXCEL CORP .....................................           78
     11,700     * HOMEBASE, INC ...................................           18
      8,300     * IDENTIX, INC ....................................          130
      7,500     * INSIGHT ENTERPRISES, INC ........................          445
     29,344     * INTERNATIONAL GAME TECHNOLOGY CO ................          778
      5,400     * JAKKS PACIFIC, INC ..............................           80
      5,800     * JO-ANN STORES, INC (CLASS A) ....................           41
        800       b* JUMBOSPORTS, INC .............................            0
    179,198     * K MART CORP .....................................        1,221
    110,000     * KOHLS CORP ......................................        6,119
      5,400     * LANDS END, INC ..................................          180
      5,571     * LYDALL, INC .....................................           59
        165     * MARVEL ENTERPRISES (CLASS A) WTS 10/02/01 .......            0
        280     * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 .......            0
    155,692       MATTEL, INC .....................................        2,053
    120,700       MAY DEPARTMENT STORES CO ........................        2,897
     10,100     * MICHAELS STORES, INC ............................          463
    147,700       MINNESOTA MINING & MANUFACTURING CO .............       12,185
      7,000     * NAVARRE CORP ....................................            9
      9,000     * NEIMAN MARCUS GROUP, INC (CLASS A) ..............          266
      7,201     * NEIMAN MARCUS GROUP, INC (CLASS B) ..............          200
      3,500       b* NU KOTE HOLDINGS, INC (CLASS A) ..............            0
    120,125     * OFFICE DEPOT, INC ...............................          751
     44,021     * OFFICEMAX, INC ..................................          220
      1,300       PARTY CITY CORP .................................            4
      2,550     * PC CONNECTION, INC ..............................          145
     82,898       PENNEY, (J.C.) CO, INC ..........................        1,528
      6,900     * PETCO ANIMAL SUPPLIES, INC ......................          135
     40,900     * PETSMART, INC ...................................          138
      4,700       RUSS BERRIE & CO, INC ...........................           90
     54,003     * SAKS, INC .......................................          567
      8,200     * SCHEIN (HENRY), INC .............................          141
      4,800     * SCP POOL CORP ...................................          113
    117,470       SEARS ROEBUCK & CO ..............................        3,832
     32,100       b* SERVICE MERCHANDISE CO, INC ..................            3
      9,500     * SHOP AT HOME, INC ...............................           44
     12,400     * SHOPKO STORES, INC ..............................          191
      9,600       SPIEGEL, INC (CLASS A) ..........................           82
    172,462     * STAPLES, INC ....................................        2,652
     14,700     * SUNGLASS HUT INTERNATIONAL, INC .................          121
     12,900     * SYSTEMAX, INC ...................................           50
    167,800       TARGET CORP .....................................        9,732
     21,612       TIFFANY & CO ....................................        1,459
     86,894     * TOYS R US, INC ..................................        1,265
      1,700     * TRACTOR SUPPLY CO ...............................           28
      1,700     * TUESDAY MORNING CORP ............................           18
      9,431     * U.S. OFFICE PRODUCTS CO .........................            4
      3,600     * VALUE AMERICA, INC ..............................            4
      5,800     * VALUE CITY DEPARTMENT STORES, INC ...............           55
     13,600     * VALUEVISION INTERNATIONAL, INC ..................          326
     50,100     * VENATOR GROUP, INC ..............................          514
  1,007,442       WAL-MART STORES, INC ............................       58,054
      5,050     * WHITEHALL JEWELLERS, INC ........................           94
      8,900     * WMS INDUSTRIES, INC .............................          137
     12,900     * ZALE CORP .......................................          471
                                                                      ----------
                  TOTAL RETAIL AND WHOLESALE ......................      133,796
                                                                      ----------
TECHNOLOGY--20.54%
  COMMUNICATIONS EQUIPMENT--1.85%
      3,100     * ACT NETWORKS, INC ...............................           47
     15,800     * ACTV, INC .......................................          236
     13,700     * ADAPTIVE BROADBAND CORP .........................          503
    124,007     * ADC TELECOMMUNICATIONS, INC .....................       10,401
      7,300     * ADTRAN, INC .....................................          437
     27,000     * ADVANCED FIBRE COMMUNICATIONS, INC ..............        1,223
     10,085     * ALLEN TELECOM, INC ..............................          178
     42,780     * AMERICAN TOWER CORP (CLASS A) ...................        1,783
     15,720     * AMPEX CORP (CLASS A) ............................           27
     10,700     * ANCOR COMMUNICATIONS, INC .......................          383
     29,887     * ANDREW CORP .....................................        1,003
      8,800     * ANTEC CORP ......................................          366
     18,600     * ASPECT COMMUNICATIONS CORP ......................          731
      4,700     * BROOKTROUT, INC .................................          103
      3,500     * CARRIER ACCESS CORP .............................          185
     11,100     * C-COR.NET CORP ..................................          300
      8,800       b* CELLNET DATA SYSTEMS, INC ....................            0
     10,200     * CHECKPOINT SYSTEMS, INC .........................           77
        400       CIDCO, INC ......................................            1
     51,700     * CIENA CORP ......................................        8,618
     17,233     * COMMSCOPE, INC ..................................          707
     51,220     * COMVERSE TECHNOLOGY, INC ........................        4,763
      3,300     * COPPER MOUNTAIN NETWORKS, INC ...................          291
     25,000     * DIGITAL MICROWAVE CORP ..........................          953
     60,300     * ECHOSTAR COMMUNICATIONS CORP (CLASS A) ..........        1,996
     22,800     * ELOT, INC .......................................           43
      2,300     * ESHARE COMMUNICATIONS, INC ......................           16
      9,900       b* GEOTEK COMMUNICATIONS, INC ...................            0
     23,687     * GLENAYRE TECHNOLOGIES, INC ......................          250
      7,000     * GLOBIX CORP .....................................          205
      4,900       HARMON INDUSTRIES, INC ..........................           65
     21,031     * HARMONIC, INC ...................................          521
     29,200       HARRIS CORP .....................................          956
      1,900     * INET TECHNOLOGIES, INC ..........................          103
     19,500     * INTERDIGITAL COMMUNICATIONS CORP ................          323
      1,052     * INTERLOGIX, INC .................................           14
      7,600       INTER-TEL, INC ..................................          122
     11,600     * INTERVOICE-BRITE, INC ...........................           76
      1,500     * ITRON, INC ......................................           12
     11,900     * L-3 COMMUNICATIONS HOLDINGS, INC ................          679
      5,420     * METRICOM, INC ...................................          151
    790,970       MOTOROLA, INC ...................................       22,988
     27,600     * P-COM, INC ......................................          157
     14,700     * PICTURETEL CORP .................................           39
      6,100     * PLANTRONICS, INC ................................          705
      8,400     * POLYCOM, INC ....................................          790
     16,000     * POWERWAVE TECHNOLOGIES, INC .....................          704
    242,400     * QUALCOMM, INC ...................................       14,544
     58,000       SCIENTIFIC-ATLANTA, INC .........................        4,321
      4,600     * SCM MICROSYSTEMS, INC ...........................          279
     25,600     * SENSORMATIC ELECTRONICS CORP ....................          405
     10,500     * TEKELEC .........................................          506
    123,638     * TELLABS, INC ....................................        8,461
     14,900     * TERAYON COMMUNICATION SYSTEMS, INC ..............          957
      5,300     * TUT SYSTEMS, INC ................................          304
     13,300     * WEBLINK WIRELESS, INC ...........................          176
      7,300     * WESTELL TECHNOLOGIES, INC (CLASS A) .............          110
     21,900     * WORLD ACCESS, INC ...............................          242

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  43

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

COMMUNICATIONS EQUIPMENT--(Continued)
      4,400     * YOUTHSTREAM MEDIA NETWORKS, INC .................   $       26
      6,100     * ZIXIT CORP ......................................          281
                                                                      ----------
                                                                          94,843
                                                                      ----------
COMPUTERS AND OFFICE EQUIPMENT--18.17%
    128,240     * 3COM CORP .......................................        7,390
      7,200     * 3DFX INTERACTIVE, INC ...........................           56
      1,600     * ABOUT.COM, INC ..................................           50
     16,100     * ACCLAIM ENTERTAINMENT, INC ......................           23
      9,000     * ACTIVISION, INC .................................           59
      9,000     * ACTUATE CORP ....................................          480
     21,560     * ACXIOM CORP .....................................          588
     37,850     * ADAPTEC, INC ....................................          861
     44,044       ADOBE SYSTEMS, INC ..............................        5,726
     18,900     * ADVANCED DIGITAL INFORMATION CORP ...............          301
      3,900     * ADVANTAGE LEARNING SYSTEMS, INC .................           60
      9,900     * ADVENT SOFTWARE, INC ............................          639
     13,040     * AFFILIATED COMPUTER SERVICES, INC (CLASS A) .....          431
      4,800     * ALLAIRE CORP ....................................          176
      1,000       ALTERNATIVE RESOURCES CORP ......................            2
         81       AMDOCS LTD ......................................            6
    851,535     * AMERICA ONLINE, INC .............................       44,918
     15,325     * AMERICAN MANAGEMENT SYSTEMS, INC ................          503
      7,950       ANALYSTS INTERNATIONAL CORP .....................           74
      6,700     * APEX, INC .......................................          293
    118,400     * APPLE COMPUTER, INC .............................        6,201
      3,100     * APPLIEDTHEORY CORP ..............................           47
        100     * ARIS CORP .......................................            0
      6,500     * ASHTON TECHNOLOGY GROUP, INC ....................           18
      9,000     * ASPEN TECHNOLOGY, INC ...........................          347
      5,700     * AURA SYSTEMS, INC ...............................            1
     12,400     * AUSPEX SYSTEMS, INC .............................           61
      2,300     * AUTOBYTEL.COM, INC ..............................           14
     19,800       AUTODESK, INC ...................................          687
    231,793       AUTOMATIC DATA PROCESSING, INC ..................       12,415
     14,100     * AVANT CORP ......................................          264
      9,300     * AVT CORP ........................................           69
      6,800     * AWARE, INC ......................................          348
     10,600     * AXENT TECHNOLOGIES, INC .........................          263
          5     * AZTEC TECHNOLOGY PARTNERS, INC ..................            0
      3,400     * BARRA, INC ......................................          169
    116,800     * BEA SYSTEMS, INC ................................        5,774
      5,500     * BELL & HOWELL CO ................................          133
      6,300     * BEYOND.COM CORP .................................            8
     13,100     * BILLING CONCEPTS CORP ...........................           58
     12,100     * BINDVIEW DEVELOPMENT CORP .......................          145
     10,000     * BISYS GROUP, INC ................................          615
      7,000     * BLACK BOX CORP ..................................          554
     90,307     * BMC SOFTWARE, INC ...............................        3,295
      2,600     * BOTTOMLINE TECHNOLOGIES, INC ....................           89
      6,600     * BRIO TECHNOLOGY, INC ............................          140
     65,800     * BROADVISION, INC ................................        3,343
      5,000     * BROCADE COMMUNICATIONS SYSTEMS, INC .............          917
     58,676     * CABLETRON SYSTEMS, INC ..........................        1,482
      4,310     * CACI INTERNATIONAL, INC (CLASS A) ...............           84
     90,765     * CADENCE DESIGN SYSTEMS, INC .....................        1,849
      2,300     * CAIS INTERNET, INC ..............................           32
     19,000     * CAMBRIDGE TECHNOLOGY PARTNERS, INC ..............          166
      7,100     * CCC INFORMATION SERVICES GROUP, INC .............           75
     14,800     * C-CUBE MICROSYSTEMS, INC (NEW) ..................          290
         50       CELLULAR TECHNICAL SERVICES CO ..................            0
     46,320     * CERIDIAN CORP ...................................        1,115
     11,500     * CERNER CORP .....................................          313
     11,100       b* CHS ELECTRONICS, INC .........................            1
     16,400     * CIBER, INC ......................................          217
     23,300     * CIRRUS LOGIC, INC ...............................          373
  2,572,126     * CISCO SYSTEMS, INC ..............................      163,491
     63,600     * CITRIX SYSTEMS, INC .............................        1,204
     18,400     * CNET NETWORKS, INC ..............................          452
      2,600     * COGNIZANT TECHNOLOGY SOLUTIONS CORP .............           86
     42,041       COMDISCO, INC ...................................          938
    624,310       COMPAQ COMPUTER CORP ............................       15,959
      8,708     * COMPLETE BUSINESS SOLUTIONS, INC ................          153
     18,600     * COMPUCOM SYSTEMS, INC ...........................           30
    169,972       COMPUTER ASSOCIATES INTERNATIONAL, INC ..........        8,700
     12,250     * COMPUTER HORIZONS CORP ..........................          165
      8,700     * COMPUTER NETWORK TECHNOLOGY CORP ................          151
     58,425     * COMPUTER SCIENCES CORP ..........................        4,364
      7,500       COMPUTER TASK GROUP, INC ........................           38
    114,000     * COMPUWARE CORP ..................................        1,183
      5,600     * CONCORD COMMUNICATIONS, INC .....................          223
      4,900     * CONCUR TECHNOLOGIES, INC ........................           21
     19,141     * CONCURRENT COMPUTER CORP ........................          251
      4,937     * CONVERGYS CORP ..................................          256
      2,900     * COSTAR GROUP, INC ...............................           73
      5,000     * COTELLIGENT, INC ................................           28
     17,700     * CSG SYSTEMS INTERNATIONAL, INC ..................          992
      6,400     * CYBERCASH, INC ..................................           30
      7,400       CYBERGUARD CORP .................................           46
      5,700     * CYBEX COMPUTER PRODUCTS CORP ....................          242
     10,900     * DATA BROADCASTING CORP ..........................           69
      5,700     * DATASTREAM SYSTEMS, INC .........................           71
    787,660     * DELL COMPUTER CORP ..............................       38,841
     11,150     * DENDRITE INTERNATIONAL, INC .....................          371
     25,875       DIEBOLD, INC ....................................          721
      5,900     * DIGITAL RIVER, INC ..............................           45
      5,800     * DOCUMENTUM, INC .................................          518
      9,600     * DSP GROUP, INC ..................................          538
     13,400     * DST SYSTEMS, INC ................................        1,020
     26,490     * EARTHLINK, INC ..................................          409
      2,300     * EARTHWEB, INC ...................................           32
      7,000     * ECHELON CORP ....................................          406
     12,610     * ECLIPSYS CORP ...................................           95
      5,800     * EFAX.COM, INC ...................................            7
     23,200     * ELECTRONIC ARTS, INC ............................        1,692
    127,819       ELECTRONIC DATA SYSTEMS CORP ....................        5,273
     17,700     * ELECTRONICS FOR IMAGING, INC ....................          448
     16,725     * ELOYALTY CORP ...................................          213
    793,202     * EMC CORP ........................................       61,027
     13,000     * EMULEX CORP .....................................          854
      3,000     * ENGINEERING ANIMATION, INC ......................           28
      7,000     * ENTRUST TECHNOLOGIES, INC .......................          579
     17,724     * EPICOR SOFTWARE CORP ............................           44
     11,000     * EPRESENCE, INC ..................................           80
      4,900     * EXABYTE CORP ....................................           22
      4,200     * EXCALIBUR TECHNOLOGIES CORP .....................          168
      8,200     * EXCHANGE APPLICATIONS, INC ......................          218
     50,854     * EXCITE AT HOME ..................................        1,055
      8,200     * EXTREME NETWORKS, INC ...........................          865
      7,000       FACTSET RESEARCH SYSTEMS, INC ...................          198
     12,500     * FILENET CORP ....................................          230
    152,959       FIRST DATA CORP .................................        7,591
     44,975     * FISERV, INC .....................................        1,945
     14,400     * FISHER SCIENTIFIC INTERNATIONAL, INC ............          356
         16     * FRONTLINE CAPITAL GROUP, INC ....................            0
     12,190     * GARTNER GROUP, INC (CLASS B) ....................          120
     56,660     * GATEWAY, INC ....................................        3,215
     10,400       GERBER SCIENTIFIC, INC ..........................          120
      2,500     * GLOBAL IMAGING SYSTEMS, INC .....................           26
        256     * GLOBAL SOURCES LTD ..............................            6
     20,185     * GO.COM ..........................................          241
      8,700     * GO2NET, INC .....................................          438
      4,100     * GREAT PLAINS SOFTWARE, INC ......................           80

                       SEE NOTES TO FINANCIAL STATEMENTS

44  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

COMPUTERS AND OFFICE EQUIPMENT--(Continued)
     14,500     * GTECH HOLDINGS CORP .............................   $      329
        500     * HEALTH MANAGEMENT SYSTEMS, INC ..................            2
     18,147     * HEALTHEON/WEBMD CORP ............................          269
    318,967       HEWLETT-PACKARD CO ..............................       39,831
      9,050     * HNC SOFTWARE, INC ...............................          559
      3,800     * HYPERCOM CORP ...................................           55
     11,490     * HYPERION SOLUTIONS CORP .........................          373
     35,255     * I2 TECHNOLOGIES, INC ............................        3,676
      4,400     * IDX SYSTEMS CORP ................................           62
     12,700     * IGATE CAPITAL CORP ..............................          175
     54,200       IKON OFFICE SOLUTIONS, INC ......................          210
     13,300     * IMATION CORP ....................................          391
      6,950     * IMRGLOBAL CORP ..................................           91
    112,956       IMS HEALTH, INC .................................        2,033
     15,780       b* INACOM CORP ..................................            1
      2,500       INDUS INTERNATIONAL, INC ........................           21
     13,200     * INFOCURE CORP ...................................           74
      8,300     * INFOCUS CORP ....................................          267
      2,740     * INFOGRAMES, INC .................................           22
      6,900     * INFORMATICA CORP ................................          565
     12,200     * INFORMATION RESOURCES, INC ......................           48
     97,100     * INFORMIX CORP ...................................          722
     42,400     * INFOSPACE.COM, INC ..............................        2,343
     12,400     * INFOUSA, INC ....................................           81
     23,200     * INGRAM MICRO, INC (CLASS A) .....................          405
     28,400     * INKTOMI CORP ....................................        3,358
      2,000     * INTERACT COMMERCE CORP ..........................           24
     16,100     * INTERGRAPH CORP .................................          122
    657,356       INTERNATIONAL BUSINESS MACHINES CORP ............       72,022
     55,353     * INTUIT, INC .....................................        2,290
     98,461     * IOMEGA CORP .....................................          394
      9,700     * ISS GROUP, INC ..................................          958
      6,000     * IVILLAGE, INC ...................................           51
     16,100     * J.D. EDWARDS & CO ...............................          243
     10,400       JACK HENRY & ASSOCIATES, INC ....................          521
      7,000     * JDA SOFTWARE GROUP, INC .........................          134
        500     * JTS CORP ........................................            0
      2,300     * JUNO ONLINE SERVICES, INC .......................           25
     20,500     * KEANE, INC ......................................          443
      4,350     * KRONOS, INC .....................................          113
     31,900     * LANIER WORLDWIDE, INC ...........................           32
     16,200     * LEARN2.COM, INC .................................           32
      2,800       b* LEASING SOLUTIONS, INC .......................            0
     30,514     * LEGATO SYSTEMS, INC .............................          462
     47,400     * LEXMARK INTERNATIONAL, INC ......................        3,188
      8,800     * LHS GROUP, INC ..................................          304
     31,500     * LYCOS, INC ......................................        1,701
     15,500     * MACROMEDIA, INC .................................        1,499
     10,800     * MACROVISION CORP ................................          690
      1,500     * MANHATTAN ASSOCIATES, INC .......................           38
      7,700     * MANUGISTICS GROUP, INC ..........................          360
      5,700     * MAPICS, INC .....................................           33
      4,800     * MARIMBA, INC ....................................           67
        800     * MARKETWATCH.COM, INC ............................           15
     24,600     * MAXTOR CORP .....................................          260
      2,900     * MCSI, INC .......................................           75
     12,900     * MEDQUIST, INC ...................................          439
     26,200     * MENTOR GRAPHICS CORP ............................          521
      2,050     * MERANT PLC ADR ..................................           21
      6,500     * MERCATOR SOFTWARE, INC ..........................          447
      7,500     * MERCURY COMPUTER SYSTEMS, INC ...................          242
     29,100     * MERCURY INTERACTIVE CORP ........................        2,815
     23,700     * MERISEL, INC ....................................           18
      1,600     * METRO INFORMATION SERVICES, INC .................           16
      8,100     * MICROMUSE, INC ..................................        1,340
     12,700     * MICRON ELECTRONICS, INC .........................          159
      6,000     * MICROS SYSTEMS, INC .............................          111
  1,425,820     * MICROSOFT CORP ..................................      114,066
     30,400    e* MICROSTRATEGY, INC ..............................          912
     12,659     * MIDWAY GAMES, INC ...............................          102
      4,300     * MIPS TECHNOLOGIES, INC ..........................          183
      1,014     * MOMENTUM BUSINESS APPLICATIONS, INC .............            7
     11,100     * MTI TECHNOLOGY CORP .............................           89
      4,700     * MULTEX.COM, INC .................................          118
     11,600       NATIONAL COMPUTER SYSTEMS, INC ..................          571
     12,200       NATIONAL DATA CORP ..............................          281
      8,900     * NATIONAL INSTRUMENTS CORP .......................          388
      4,300     * NCO GROUP, INC ..................................           99
      2,300     * NEON SYSTEMS, INC ...............................           43
      3,600     * NET PERCEPTIONS, INC ............................           57
         58       NETMANAGE, INC ..................................            0
      3,900     * NETOBJECTS, INC .................................           36
      2,800     * NETOPIA, INC ....................................          113
    100,600     * NETWORK APPLIANCE, INC ..........................        8,098
      7,500     * NETWORK EQUIPMENT TECHNOLOGIES, INC .............           75
      5,600     * NETWORK PERIPHERALS, INC ........................           94
     50,768     * NETWORKS ASSOCIATES, INC ........................        1,034
      9,300     * NEW ERA OF NETWORKS, INC ........................          395
    120,600     * NOVELL, INC .....................................        1,116
      4,200     * OMEGA RESEARCH, INC .............................           13
      6,900     * ONEMAIN.COM, INC ................................           78
      4,700     * ONHEALTH NETWORK CO .............................           11
      5,200     * ONYX SOFTWARE CORP ..............................          154
     13,100     * OPEN MARKET, INC ................................          181
    811,760     * ORACLE CORP .....................................       68,239
     11,100       OWENS & MINOR, INC ..............................          191
     99,232     * PARAMETRIC TECHNOLOGY CORP ......................        1,092
      9,250     * PATTERSON DENTAL CO .............................          472
    121,515       PAYCHEX, INC ....................................        5,104
        800     * PCORDER.COM, INC ................................            6
     10,400     * PEGASYSTEMS, INC ................................           52
     76,622     * PEOPLESOFT, INC .................................        1,283
      6,967     * PER SE TECHNOLOGIES, INC ........................           65
     31,650     * PEREGRINE SYSTEMS, INC ..........................        1,098
     18,700     * PEROT SYSTEMS CORP (CLASS A) ....................          206
      7,700     * PERVASIVE SOFTWARE, INC .........................           43
     10,700     * PHOENIX TECHNOLOGIES LTD ........................          175
     12,200    f* PHYSICIAN COMPUTER NETWORK, INC .................            0
     97,000       PITNEY BOWES, INC ...............................        3,880
     12,600     * POLICY MANAGEMENT SYSTEMS CORP ..................          194
      5,800     * PORTAL SOFTWARE, INC ............................          370
     13,100     * PRICELINE.COM, INC ..............................          498
      5,406     * PRIMARK CORP ....................................          201
     10,100       f* PROCURENET, INC ..............................            2
      4,940     * PRODIGY COMMUNICATIONS CORP (CLASS A) ...........           52
     11,500     * PROGRESS SOFTWARE CORP ..........................          206
      4,700     * PROJECT SOFTWARE & DEVELOPMENT, INC .............           85
      8,100     * PROXICOM, INC ...................................          388
      4,600     * PROXIM, INC .....................................          455
      4,900     * PROXYMED, INC ...................................            8
     51,481     * PSINET, INC .....................................        1,293
     25,825     * PSS WORLD MEDICAL, INC ..........................          174
      7,700     * PUBLICARD, INC ..................................           25
      2,800     * QAD, INC ........................................           11
      4,200     * QRS CORP ........................................          103
      5,200     * QUADRAMED CORP ..................................           13
     61,635     * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP ........          597
     33,067     * QUANTUM CORP-HARD DISK DRIVE GROUP ..............          366
      6,000     * RADIANT SYSTEMS, INC ............................          144
      3,800     * RADISYS CORP ....................................          216
     18,800     * RARE MEDIUM GROUP, INC ..........................          343

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  45

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

COMPUTERS AND OFFICE EQUIPMENT--(Continued)
     33,292     * RATIONAL SOFTWARE CORP ..........................   $    3,094
      5,774     * RAZORFISH, INC ..................................           93
     24,600     * REALNETWORKS, INC ...............................        1,244
      9,100     * REMEDY CORP .....................................          507
     13,450     * RSA SECURITY, INC ...............................          931
     47,203       SABRE HOLDINGSCORP ..............................        1,345
     39,600     * SAFEGUARD SCIENTIFICS, INC ......................        1,270
     10,400     * SAGA SYSTEMS, INC ...............................          129
      5,400     * SAGENT TECHNOLOGY, INC ..........................           77
      5,800     * SANCHEZ COMPUTER ASSOCIATES, INC ................          138
     18,700     * SANDISK CORP ....................................        1,144
      6,700     * SANTA CRUZ OPERATION, INC .......................           43
     10,000     * SAPIENT CORP ....................................        1,069
      2,300     * SCIENT CORP .....................................          101
     83,017     * SEAGATE TECHNOLOGY, INC .........................        4,566
     13,500       SEI INVESTMENTS CO ..............................          537
      5,700     * SERENA SOFTWARE, INC ............................          259
      9,200       SHARED MEDICAL SYSTEMS CORP .....................          671
     53,416     * SIEBEL SYSTEMS, INC .............................        8,737
     66,568     * SILICON GRAPHICS, INC ...........................          250
      9,400     * SOFTNET SYSTEMS, INC ............................           90
      3,500       SOURCE INFORMATION MANAGEMENT CO ................           53
      4,900     * SOURCE MEDIA, INC ...............................           19
      6,600     * SPORTSLINE.COM, INC .............................          113
      2,500     * SPSS, INC .......................................           73
      6,100     * SPYGLASS, INC ...................................          191
      8,300     * SS&C TECHNOLOGIES, INC ..........................           35
      2,600     * STARMEDIA NETWORK, INC ..........................           49
     35,300     * STORAGE TECHNOLOGY CORP .........................          386
     12,800     * STRUCTURAL DYNAMICS RESEARCH CORP ...............          193
    587,660     * SUN MICROSYSTEMS, INC ...........................       53,440
     44,700     * SUNGARD DATA SYSTEMS, INC .......................        1,386
      7,400     * SVI HOLDINGS, INC ...............................           38
     32,900     * SYBASE, INC .....................................          757
      7,700     * SYKES ENTERPRISES, INC ..........................           99
     20,500     * SYMANTEC CORP ...................................        1,106
     50,537       SYMBOL TECHNOLOGIES, INC ........................        2,729
     22,772     * SYNOPSYS, INC ...................................          787
      5,400     * SYNTEL, INC .....................................           54
      2,437     * SYSTEM SOFTWARE ASSOCIATES, INC .................            0
     11,700     * SYSTEMS & COMPUTER TECHNOLOGY CORP ..............          234
     19,100     * TECH DATA CORP ..................................          832
     16,525     * TECHNOLOGY SOLUTIONS CO .........................          102
      1,700     * TENFOLD CORP ....................................           28
      1,200     * THESTREET.COM, INC ..............................            7
      6,550     * THQ, INC ........................................           80
      8,400     * TICKETMASTER ONLINE-CITYSEARCH, INC .............          134
     13,100       TOTAL SYSTEM SERVICES, INC ......................          208
      8,300     * TRACK DATA CORP .................................           11
     12,000     * TRANSACTION SYSTEMS ARCHITECTS, INC .............          206
     13,800     * TYLER TECHNOLOGIES, INC .........................           35
      2,200     * UNIGRAPHICS SOLUTIONS, INC ......................           43
    113,674     * UNISYS CORP .....................................        1,655
      8,425     * USINTERNETWORKING, INC ..........................          172
     25,800     * VERIO, INC ......................................        1,431
     42,380     * VERISIGN, INC ...................................        7,480
    147,700     * VERITAS SOFTWARE CORP ...........................       16,692
     11,500     * VERITY, INC .....................................          437
     30,900     * VIGNETTE CORP ...................................        1,607
      9,200     * VISUAL NETWORKS, INC ............................          262
     15,400     * WAVE SYSTEMS CORP (CLASS A) .....................          244
      4,600     * WEBTRENDS CORP ..................................          178
     51,400     * WESTERN DIGITAL CORP ............................          257
     21,156     * WIND RIVER SYSTEMS, INC .........................          801
      9,500     * XIRCOM, INC .....................................          451
     94,184     * YAHOO, INC ......................................       11,667
      9,400     * ZEBRA TECHNOLOGIES CORP .........................          417
      6,300     * ZIFF-DAVIS, INC -ZDNET ..........................           57
                                                                      ----------
                                                                         931,642
                                                                      ----------
TECHNOLOGY--0.20%
     61,100     * BEST BUY CO, INC ................................        3,865
      6,073     * CDNOW, INC ......................................           19
     74,630       CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........        2,477
      5,100     * CYBERIAN OUTPOST, INC ...........................           25
      1,600     * ELECTRONICS BOUTIQUE HOLDINGS CORP ..............           26
      8,200     * GUITAR CENTER, INC ..............................           86
     10,300     * INTERTAN, INC ...................................          121
     11,278     * MUSICLAND STORES CORP ...........................           84
     68,100       RADIOSHACK CORP .................................        3,226
     11,800     * TRANS WORLD ENTERTAINMENT CORP ..................          143
      3,800     * TWEETER HOME ENTERTAINMENT GROUP, INC ...........          115
                                                                      ----------
                                                                          10,187
                                                                      ----------
INSTRUMENTS AND RELATED PRODUCTS--0.32%
      3,300     * ANACOMP, INC ....................................           10
     10,000     * AVID TECHNOLOGIES, INC ..........................          120
     10,800     * CYMER, INC ......................................          516
    114,519       EASTMAN KODAK CO ................................        6,814
     11,400     * LITTON INDUSTRIES, INC ..........................          479
     14,100     * PINNACLE SYSTEMS, INC ...........................          317
     16,600       POLAROID CORP ...................................          300
     26,588       RAYTHEON CO (CLASS A) ...........................          517
     96,700       RAYTHEON CO (CLASS B) ...........................        1,861
      9,000     * TRIMBLE NAVIGATION LTD ..........................          439
    244,200       XEROX CORP ......................................        5,067
                                                                      ----------
                                                                          16,440
                                                                      ----------
                  TOTAL TECHNOLOGY ................................    1,053,112
                                                                      ----------
TRANSPORTATION--3.04%
  AEROSPACE AND DEFENSE--0.17%
      3,600     * ALLIANT TECHSYSTEMS, INC ........................          243
     60,500       GENERAL DYNAMICS CORP ...........................        3,161
     37,168       GOODRICH (B.F.) CO ..............................        1,266
    126,270       LOCKHEED MARTIN CORP ............................        3,133
     11,406       NEWPORT NEWS SHIPBUILDING, INC ..................          419
     13,500     * ORBITAL SCIENCES CORP ...........................          165
      8,600       STURM, RUGER & CO, INC ..........................           76
      9,131     * TELEDYNE TECHNOLOGIES, INC ......................          153
                                                                      ----------
                                                                           8,616
                                                                      ----------
AIR TRANSPORTATION--0.86%
     17,800       AIRBORNE FREIGHT CORP ...........................          337
        200     * AIRNET SYSTEMS, INC .............................            1
     19,000     * AIRTRAN HOLDINGS, INC ...........................           79
      9,100     * ALASKA AIR GROUP, INC ...........................          247
     14,000     * AMERICA WEST HOLDINGS CORP (CLASS B) ............          240
     54,111     * AMR CORP ........................................        1,431
      2,000     * AMTRAN, INC .....................................           25
      5,100     * ATLANTIC COAST AIRLINES HOLDINGS ................          162
      5,250     * ATLAS AIR, INC ..................................          188
      3,047     * AVIALL, INC .....................................           15
      7,000     * BE AEROSPACE, INC ...............................           48
    336,352       BOEING CO .......................................       14,064
      5,900    b* BREED TECHNOLOGIES, INC .........................            2
     15,800     * CONTINENTAL AIRLINES, INC (CLASS B) .............          743
     46,858       DELTA AIRLINES, INC .............................        2,369
      5,550     * EGL, INC ........................................          171
    106,100     * FEDEX CORP ......................................        4,032
      5,800     * FRONTIER AIRLINES, INC ..........................           83
      1,200       HEICO CORP ......................................           17
      4,500       KAMAN CORP (CLASS A) ............................           48
      6,200     * KELLSTROM INDUSTRIES, INC .......................           29
      3,600    b* KITTY HAWK, INC .................................            2

                       SEE NOTES TO FINANCIAL STATEMENTS

46  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

AIR TRANSPORTATION--(Continued)
      9,200     * MESA AIR GROUP, INC .............................   $       51
      9,800     * MESABA HOLDINGS, INC ............................           94
      5,221     * MIDWEST EXPRESS HOLDINGS, INC ...................          112
     24,940       NORTHROP GRUMMAN CORP ...........................        1,652
     10,800     * NORTHWEST AIRLINES CORP (CLASS A) ...............          329
     10,700     * OFFSHORE LOGISTICS, INC .........................          154
      3,663     * SEQUA CORP (CLASS A) ............................          140
      7,500       SKYWEST, INC ....................................          278
    182,689       SOUTHWEST AIRLINES CO ...........................        3,460
     45,472       TEXTRON, INC ....................................        2,470
     13,600     * TRANS WORLD AIRLINES, INC .......................           30
      3,187     * TRIUMPH GROUP, INC ..............................           89
     22,914     * U.S. AIRWAYS GROUP, INC .........................          894
     10,035       UAL CORP ........................................          584
    164,974       UNITED TECHNOLOGIES CORP ........................        9,713
                                                                      ----------
                                                                          44,383
                                                                      ----------
AUTOS, TIRES AND RELATED PRODUCTS--1.54%
      5,100     * AFTERMARKET TECHNOLOGY CORP .....................           43
      2,700     * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC .....           38
      9,500       ARVIN INDUSTRIES, INC ...........................          165
     36,999       AUTOLIV, INC ....................................          890
    136,016     * AUTONATION, INC .................................          961
     53,624     * AUTOZONE, INC ...................................        1,180
      8,200     * AVIS GROUP HOLDINGS, INC ........................          154
      6,200       BANDAG, INC .....................................          150
      9,161       BORGWARNER, INC .................................          322
      8,700     * BUDGET GROUP, INC ...............................           36
      7,050       CENTRAL PARKING CORP ............................          167
      8,100       CLARCOR, INC ....................................          161
      8,400       COACHMEN INDUSTRIES, INC ........................           97
     24,300       COOPER TIRE & RUBBER CO .........................          270
     13,300     * COPART, INC .....................................          213
      7,500     * CSK AUTO CORP ...................................           57
     60,318       DANA CORP .......................................        1,278
     34,460       DANAHER CORP ....................................        1,704
      7,700     * DELCO REMY INTERNATIONAL , INC (CLASS A) ........           64
    207,510       DELPHI AUTOMOTIVE SYSTEMS CORP ..................        3,022
      2,700     * DISCOUNT AUTO PARTS, INC ........................           27
      9,300     * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ............          171
      4,900     * DURA AUTOMOTIVE SYSTEMS, INC ....................           53
     26,600       EATON CORP ......................................        1,782
     16,900       FEDERAL SIGNAL CORP .............................          279
     24,900       FEDERAL-MOGUL CORP ..............................          238
     12,200       FLEETWOOD ENTERPRISES, INC ......................          174
    419,342       FORD MOTOR CO ...................................       18,032
      9,800       GENCORP, INC ....................................           78
    193,979       GENERAL MOTORS CORP .............................       11,263
     98,113     * GENERAL MOTORS CORP (CLASS H) ...................        8,609
      4,034       GENTEK, INC .....................................           45
     27,600     * GENTEX CORP .....................................          693
     65,196       GENUINE PARTS CO ................................        1,304
     56,262       GOODYEAR TIRE & RUBBER CO .......................        1,125
      4,700     * GROUP 1 AUTOMOTIVE, INC .........................           56
    112,800       HARLEY DAVIDSON, INC ............................        4,343
      6,560     * HAYES LEMMERZ INTERNATIONAL, INC ................           79
      7,600       HERTZ CORP (CLASS A) ............................          213
    295,056       HONEYWELL INTERNATIONAL, INC ....................        9,940
        169       IMPERIAL PARKING CORP ...........................            3
        700     * INSURANCE AUTO AUCTIONS, INC ....................           15
     32,200       ITT INDUSTRIES, INC .............................          978
      2,500     * KEYSTONE AUTOMOTIVE INDUSTRIES, INC .............           17
      1,700     * KROLL-O'GARA CO .................................           11
     14,500       MASCOTECH, INC ..................................          157
     25,233       MERITOR AUTOMOTIVE, INC .........................          278
      6,033       MIDAS, INC ......................................          121
      7,400     * MILLER INDUSTRIES, INC ..........................           13
      7,500       MODINE MANUFACTURING CO .........................          203
      6,500     * MONACO COACH CORP ...............................           89
      5,460     * NATIONAL AUTO CREDIT, INC .......................            5
      2,500     * NATIONAL R.V. HOLDINGS, INC .....................           26
     23,400     * NAVISTAR INTERNATIONAL CORP .....................          727
     14,600     * OREILLY AUTOMOTIVE, INC .........................          203
      5,200       OSHKOSH TRUCK CORP ..............................          186
     26,600       PACCAR, INC .....................................        1,056
     17,838       PEP BOYS MANNY, MOE, & JACK CO ..................          107
      7,700       REGAL-BELOIT CORP ...............................          124
     17,700       ROLLINS TRUCK LEASING CORP ......................          123
     22,800       RYDER SYSTEM, INC ...............................          432
      6,300       SIMPSON INDUSTRIES, INC .........................           47
      8,850       SMITH (A.O.) CORP ...............................          185
     11,487     * SPX CORP ........................................        1,389
      2,800       STANDARD MOTOR PRODUCTS, INC (CLASS A) ..........           24
      4,400     * STONERIDGE, INC .................................           39
      7,200       SUPERIOR INDUSTRIES INTERNATIONAL, INC ..........          185
      7,800     * TBC CORP ........................................           36
     11,306       TENNECO AUTOMOTIVE, INC .........................           59
      2,500       THOR INDUSTRIES, INC ............................           53
      1,675       TRANSPRO, INC ...................................            8
     37,900       TRW, INC ........................................        1,644
      4,200     * UNITED AUTO GROUP, INC ..........................           38
     54,904     * VISTEON CORP ....................................          666
      7,700       WABASH NATIONAL CORP ............................           92
      2,500     * WEST MARINE, INC ................................           17
      4,700       WINNEBAGO INDUSTRIES, INC .......................           61
      3,086       WYNNS INTERNATIONAL, INC ........................           70
                                                                      ----------
                                                                          78,963
                                                                      ----------
RAILROADS--0.32%
      5,400     * ABC-NACO, INC ...................................           43
    167,725       BURLINGTON NORTHERN SANTA FE CORP ...............        3,847
     80,552       CSX CORP ........................................        1,707
     11,100       FLORIDA EAST COAST INDUSTRIES, INC ..............          444
     18,000       GATX CORP .......................................          612
     41,100       KANSAS CITY SOUTHERN INDUSTRIES, INC ............        3,645
    141,958       NORFOLK SOUTHERN CORP ...........................        2,112
     14,400       TRINITY INDUSTRIES, INC .........................          266
     91,785       UNION PACIFIC CORP ..............................        3,413
     15,254       WABTEC CORP .....................................          158
     18,600     * WISCONSIN CENTRAL TRANSIT CORP ..................          242
                                                                      ----------
                                                                          16,489
                                                                      ----------
TRUCKING AND RELATED SERVICES--0.11%
      9,700     * AMERICAN FREIGHTWAYS CORP .......................          141
     15,400       ARCTIC CAT, INC .................................          183
      6,500       ARNOLD INDUSTRIES, INC ..........................           78
     15,400       C.H. ROBINSON WORLDWIDE, INC ....................          762
      2,600     * CAREY INTERNATIONAL, INC ........................           36
      1,500     * CHEAP TICKETS, INC ..............................           18
      3,800       CIRCLE INTERNATIONAL GROUP, INC .................           95
     15,727       CNF TRANSPORTATION, INC .........................          358
     10,950     * CONSOLIDATED FREIGHTWAYS CORP ...................           44
      4,800     * COVENANT TRANSPORT, INC (CLASS A) ...............           38
     17,600       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC .....          836
      5,200     * FORWARD AIR CORP ................................          208
      7,600     * FRITZ COS, INC ..................................           78
     19,100       GALILEO INTERNATIONAL, INC ......................          399
      4,300     * HEARTLAND EXPRESS, INC ..........................           72
        700     * HUB GROUP, INC (CLASS A) ........................           10
      6,200       HUNT (J.B.) TRANSPORT SERVICES, INC .............           96
     12,070     * IRON MOUNTAIN, INC ..............................          410
      4,000     * LANDSTAR SYSTEM, INC ............................          238
      5,200     * M.S. CARRIERS, INC ..............................           92

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  47

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

TRUCKING AND RELATED SERVICES--(Continued)
         52     * NAVIGANT INTERNATIONAL, INC .....................   $        1
      9,900       POLARIS INDUSTRIES, INC .........................          317
      6,400       ROADWAY EXPRESS, INC ............................          150
     15,475     * SWIFT TRANSPORTATION CO, INC ....................          217
     10,000     * TRAVELOCITY.COM, INC ............................          164
        500     * U.S. XPRESS ENTERPRISES, INC (CLASS A) ..........            4
     10,700       USFREIGHTWAYS CORP ..............................          263
     13,375       WERNER ENTERPRISES, INC .........................          155
      9,200     * YELLOW CORP .....................................          136
                                                                      ----------
                                                                           5,599
                                                                      ----------
WATER TRANSPORTATION--0.04%
     19,800       ALEXANDER & BALDWIN, INC ........................          437
      2,000     * AMERICAN CLASSIC VOYAGES CO .....................           41
      3,400     * GULFMARK OFFSHORE, INC ..........................           83
        104     * HVIDE MARINE, INC WTS A 12/14/2003 ..............            0
      8,800     * KIRBY CORP ......................................          187
         70     * MARINE TRANSPORT CORP ...........................            0
      9,000       OVERSEAS SHIPHOLDING GROUP, INC .................          222
      7,200     * SEACOR SMIT, INC ................................          279
     19,827       TIDEWATER, INC ..................................          714
      2,700     * TRICO MARINE SERVICES, INC ......................           34
                                                                      ----------
                                                                           1,997
                                                                      ----------
                  TOTAL TRANSPORTATION ............................      156,047
                                                                      ----------
UTILITIES--11.50%
  TELEPHONE--8.74%
        300       @TRACK COMMUNICATIONS, INC ......................            1
      6,900     * ADELPHIA BUSINESS SOLUTIONS, INC ................          160
     13,300     * ADVANCED RADIO TELECOM CORP .....................          195
     39,800     * ALLEGIANCE TELECOM, INC .........................        2,547
    111,937       ALLTEL CORP .....................................        6,933
         33     * ARCH COMMUNICATIONS GROUP, INC ..................            0
      8,987     * ARCH COMMUNICATIONS GROUP, INC WTS 09/01/03 .....            8
  1,166,316       AT & T CORP .....................................       36,885
    954,030     * AT & T CORP - LIBERTY MEDIA GROUP (CLASS A) .....       23,135
    696,958       BELLSOUTH CORP ..................................       29,708
     78,932       BROADWING, INC ..................................        2,047
     11,900     * CAPROCK COMMUNICATIONS CORP .....................          232
     51,425       CENTURYTEL, INC .................................        1,478
      4,300       CFW COMMUNICATIONS CO ...........................          161
      6,300     * COM21, INC ......................................          158
      3,366     * COMMONWEALTH TELEPHONE ENTERPRISES,INC ..........          158
      7,444       COMSAT CORP .....................................          175
     50,150     * COVAD COMMUNICATIONS GROUP, INC .................          809
     32,900     * CROWN CASTLE INTERNATIONAL CORP .................        1,201
      6,300       CT COMMUNICATIONS, INC ..........................          179
     18,500     * E.SPIRE COMMUNICATIONS, INC .....................          125
      3,100     * ELECTRIC LIGHTWAVE, INC (CLASS A) ...............           58
    152,800     * EXODUS COMMUNICATIONS, INC ......................        7,038
      8,500     * GENERAL COMMUNICATION, INC (CLASS A) ............           44
     16,334     * GLOBAL CROSSING LTD .............................          430
     71,700       GLOBAL TELESYSTEMS, INC .........................          865
    356,883       GTE CORP ........................................       22,216
     17,149     * ICG COMMUNICATIONS, INC .........................          378
      7,400     * IDT CORP ........................................          251
     18,000     * INTERMEDIA COMMUNICATIONS, INC ..................          536
      9,400     * INTERNATIONAL FIBERCOM, INC .....................          240
      5,200     * INTRAWARE, INC ..................................           84
     17,600     * ITC DELTACOM, INC ...............................          393
      1,100     * LATITUDE COMMUNICATIONS, INC ....................           12
      3,200     * LAUNCH MEDIA, INC ...............................           30
      9,250     * LEAP WIRELESS INTERNATIONAL, INC ................          435
    106,100     * LEVEL 3 COMMUNICATIONS, INC .....................        9,337
     17,300     * LIBERTY DIGITAL, INC (CLASS A) ..................          519
  1,195,930       LUCENT TECHNOLOGIES, INC ........................       70,859
    149,900     * MCLEODUSA, INC (CLASS A) ........................        3,101
    235,900     * MEDIA ONE GROUP, INC ............................       15,717
     80,544     * METROMEDIA FIBER NETWORK, INC(CLASS A) ..........        3,197
      8,800     * MGC COMMUNICATIONS, INC .........................          527
      7,900     * MOTIENT CORP ....................................          124
    136,700     * NEXTEL COMMUNICATIONS, INC (CLASS A) ............        8,364
    125,635     * NEXTLINK COMMUNICATIONS, INC ....................        4,766
      3,400       NORTH PITTSBURGH SYSTEMS, INC ...................           50
      1,800     * NORTHEAST OPTIC NETWORK, INC ....................          111
      5,500     * NORTHPOINT COMMUNICATIONS GROUP, INC ............           62
     52,265     * NTL, INC ........................................        3,129
      5,370     * PACIFIC GATEWAY EXCHANGE, INC ...................           18
     34,000     * PAGING NETWORK, INC .............................           24
      9,500     * POWERTEL, INC ...................................          674
     10,400     * PRIMUS TELECOMMUNICATIONS GROUP, INC ............          259
     21,400     * PTEK HOLDINGS, INC ..............................           70
     45,078     * QWEST COMMUNICATIONS INTERNATIONAL , INC ........        2,240
     16,400     * RCN CORP ........................................          416
     22,800     * RHYTHMS NETCONNECTIONS, INC .....................          286
  1,259,845       SBC COMMUNICATIONS, INC .........................       54,454
      1,000     * SMARTALK TELESERVICES, INC ......................            0
    255,532       SPRINT CORP (FON GROUP) .........................       13,032
    175,266     * SPRINT CORP (PCS GROUP) .........................       10,428
     16,900     * STAR TELECOMMUNICATIONS, INC ....................           43
     14,885     * TALK.COM, INC ...................................           87
     20,103       TELEPHONE & DATA SYSTEMS, INC ...................        2,015
      8,900     * TELIGENT, INC ...................................          210
      7,000     * TIME WARNER TELECOM, INC ........................          451
      6,000     * U.S. CELLULAR CORP ..............................          378
      4,000     * U.S. LEC CORP (CLASS A) .........................           68
    187,661       U.S. WEST, INC ..................................       16,092
    572,596       VERIZON COMMUNICATION ...........................       29,095
      4,846     * VIATEL, INC .....................................          138
     65,250     * VOICESTREAM WIRELESS CORP .......................        7,588
     16,800     * WESTERN WIRELESS CORP (CLASS A) .................          916
     31,200     * WINSTAR COMMUNICATIONS, INC .....................        1,057
  1,061,950     * WORLDCOM, INC ...................................       48,717
      4,000     * WORLDGATE COMMUNICATIONS, INC ...................           71
      4,200     * WORLDPAGES.COM, INC .............................           25
                                                                      ----------
                                                                         448,020
                                                                      ----------
ELECTRIC, GAS AND OTHER--2.76%
    107,000     * AES CORP ........................................        4,882
     20,800       AGL RESOURCES, INC ..............................          332
     41,770       ALLEGHENY ENERGY, INC ...........................        1,143
     28,634       ALLIANT ENERGY CORP .............................          744
     70,715     * ALLIED WASTE INDUSTRIES, INC ....................          707
     50,113       AMEREN CORP .....................................        1,691
    116,742       AMERICAN ELECTRIC POWER CO, INC .................        3,458
      2,500       AMERICAN STATES WATER CO ........................           74
     35,309       AMERICAN WATER WORKS CO, INC ....................          883
     11,360       ATMOS ENERGY CORP ...............................          199
     16,900       AVISTA CORP .....................................          295
      7,228       BLACK HILLS CORP ................................          163
      4,207       CALIFORNIA WATER SERVICE GROUP ..................          102
     46,248     * CALPINE CORP ....................................        3,041
      3,000       CASCADE NATURAL GAS CORP ........................           50
      5,000     * CASELLA WASTE SYSTEMS, INC (CLASS A) ............           54
      6,200       CH ENERGY GROUP, INC ............................          210
     54,023       CINERGY CORP ....................................        1,374
     95,926     * CITIZENS COMMUNICATIONS CO ......................        1,655
      8,300       CLECO CORP ......................................          278
     28,080       CMP GROUP, INC ..................................          823
     39,300       CMS ENERGY CORP .................................          870
     66,200       COASTAL CORP ....................................        4,030
     26,891       COLUMBIA ENERGY GROUP ...........................        1,765
     23,325       CONECTIV, INC ...................................          363

                       SEE NOTES TO FINANCIAL STATEMENTS

48  o  2000 CREF Semi-Annual Report

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

   SHARES                                                            VALUE (000)
   ------                                                            -----------

ELECTRIC, GAS AND OTHER--(Continued)
      4,287       CONECTIV, INC (CLASS A) .........................   $      104
     79,919       CONSOLIDATED EDISON INC .........................        2,368
     54,879       CONSTELLATION ENERGY GROUP ......................        1,787
     58,108       CP&L ENERGY, INC ................................        1,856
      3,030       CTG RESOURCES, INC ..............................          111
     87,448       DOMINION RESOURCES, INC .........................        3,749
     56,578       DPL, INC ........................................        1,241
     26,500       DQE, INC ........................................        1,047
     51,893       DTE ENERGY CO ...................................        1,586
    135,451       DUKE ENERGY CORP ................................        7,636
     46,255       DYNEGY, INC .....................................        3,160
      9,900       EASTERN ENTERPRISES CO ..........................          624
    126,300       EDISON INTERNATIONAL CO .........................        2,589
     20,508     * EL PASO ELECTRIC CO .............................          229
     75,422       EL PASO ENERGY CORP .............................        3,842
      5,700       EMPIRE DISTRICT ELECTRIC CO .....................          126
      9,086       ENERGEN CORP ....................................          198
     47,308       ENERGY EAST CORP ................................          902
     87,453       ENTERGY CORP ....................................        2,378
     12,100       EQUITABLE RESOURCES, INC ........................          584
      2,300       ETOWN CORP ......................................          153
     85,336       FIRSTENERGY CORP ................................        1,995
     33,600       FLORIDA PROGRESS CORP ...........................        1,575
     65,200       FPL GROUP, INC ..................................        3,227
     44,521       GPU, INC ........................................        1,205
     11,800       HAWAIIAN ELECTRIC INDUSTRIES, INC ...............          387
     13,800       IDACORP, INC ....................................          445
     28,100       IPALCO ENTERPRISES, INC .........................          566
     23,700       KANSAS CITY POWER & LIGHT CO ....................          533
     49,104       KEYSPAN CORP ....................................        1,510
     37,400       KINDER MORGAN, INC ..............................        1,293
      6,800       LACLEDE GAS CO ..................................          131
     47,305       LOUISVILLE GAS & ELECTRIC ENERGY CORP ...........        1,129
      4,700       MADISON GAS & ELECTRIC CO .......................           93
     30,700       MCN ENERGY GROUP, INC ...........................          656
     20,750       MDU RESOURCES GROUP, INC ........................          449
     27,800       MINNESOTA POWER, INC ............................          481
      3,800       b* MOLTEN METAL TECHNOLOGY, INC .................            0
     38,700       MONTANA POWER CO ................................        1,367
     14,200       NATIONAL FUEL GAS CO ............................          692
     42,585       NEW CENTURY ENERGIES, INC .......................        1,278
      7,300       NEW JERSEY RESOURCES CORP .......................          278
     24,900     * NEWPARK RESOURCES, INC ..........................          235
     68,700     * NIAGARA MOHAWK HOLDINGS, INC ....................          958
     17,000       NICOR, INC ......................................          555
     44,600       NISOURCE, INC ...................................          831
     55,000       NORTHEAST UTILITIES CO ..........................        1,196
     55,900       NORTHERN STATES POWER CO ........................        1,128
     10,400       NORTHWEST NATURAL GAS CO ........................          233
      8,000       NORTHWESTERN CORP ...............................          185
     24,889       NSTAR ...........................................        1,013
      4,200       NUI CORP ........................................          113
     18,700       OGDEN CORP ......................................          168
     28,300       OGE ENERGY CORP .................................          524
     11,480       ONEOK, INC ......................................          298
      7,900       OTTER TAIL POWER CO .............................          166
     67,500       PECO ENERGY CO ..................................        2,721
     12,900       PEOPLES ENERGY CORP .............................          418
    137,265       PG&E CORP .......................................        3,380
     12,930       PHILADELPHIA SUBURBAN CORP ......................          265
     11,298       PIEDMONT NATURAL GAS CO, INC ....................          300
     31,000       PINNACLE WEST CAPITAL CORP ......................        1,050
     43,200       POTOMAC ELECTRIC POWER CO .......................        1,080
     52,532       PPL CORP ........................................        1,152
     13,200       PUBLIC SERVICE CO OF NEW MEXICO .................          204
     79,723       PUBLIC SERVICE ENTERPRISE GROUP, INC ............        2,760
     30,940       PUGET SOUND ENERGY, INC .........................          659
     29,300       QUESTAR CORP ....................................          568
     92,249       RELIANT ENERGY, INC .............................        2,727
     23,200     * REPUBLIC SERVICES, INC (CLASS A) ................          371
     13,300       RGS ENERGY GROUP, INC ...........................          296
     38,600       SCANA CORP ......................................          931
      6,300       SEMCO ENERGY, INC ...............................           82
     73,741       SEMPRA ENERGY ...................................        1,254
     28,729       SIERRA PACIFIC RESOURCES (NEW) ..................          361
        600       SJW CORP ........................................           71
      2,400       SOUTH JERSEY INDUSTRIES, INC ....................           62
    242,415       SOUTHERN CO .....................................        5,651
     13,506     * SOUTHERN UNION CO ...............................          214
     10,400       SOUTHWEST GAS CORP ..............................          182
     17,200       SOUTHWESTERN ENERGY CO ..........................          108
      5,200     * STERICYCLE, INC .................................          125
     46,400       TECO ENERGY, INC ................................          931
     96,582       TXU CORP ........................................        2,849
      8,000     * U.S. LIQUIDS, INC ...............................           44
     11,010       UGI CORP ........................................          226
     79,800       UNICOM CORP .....................................        3,087
     12,640       UNISOURCE ENERGY CORP ...........................          190
      5,600       UNITED ILLUMINATING CO ..........................          245
     10,100       UNITED WATER RESOURCES, INC .....................          352
     34,846       UTILICORP UNITED, INC ...........................          693
     22,230       VECTREN CORP ....................................          383
     16,900       WASHINGTON GAS LIGHT CO .........................          407
      5,000     * WASTE CONNECTIONS, INC ..........................           99
    228,891       WASTE MANAGEMENT, INC ...........................        4,349
     31,000     * WASTEMASTERS, INC ...............................            9
      5,400       WESTERN GAS RESOURCES, INC ......................          113
     23,900       WESTERN RESOURCES, INC ..........................          370
    162,716       WILLIAMS COS, INC ...............................        6,782
     44,200       WISCONSIN ENERGY CORP ...........................          876
      9,700       WPS RESOURCES CORP ..............................          292
                                                                      ----------
                                                                         141,638
                                                                      ----------
                  TOTAL UTILITIES .................................      589,658
                                                                      ----------
TOTAL COMMON STOCK
                  (COST $3,352,117) ...............................    5,020,379
                                                                      ----------

PRINCIPAL
------------
SHORT TERM INVESTMENTS--1.89%
  U.S. GOVERNMENT AND AGENCIES--1.89%
                  FEDERAL HOME LOAN BANK (FHLB)
$20,000,000       6.500%, 07/03/00 ................................       19,989
  4,575,000       6.480%, 07/06/00 ................................        4,570
 18,560,000     d 6.430%, 07/07/00 ................................       18,536
                  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
 25,350,000     d 6.400%, 07/05/00 ................................       25,328
 10,000,000     d 6.410%, 07/18/00 ................................        9,968
 17,520,000     d 6.415%, 07/18/00 ................................       17,463
  1,125,000       6.440%, 08/02/00 ................................        1,118
                                                                    ------------
                                                                          96,972
                                                                    ------------
                  TOTAL SHORT TERM INVESTMENTS
                    (COST $96,991) ................................       96,972
                                                                    ------------
                  TOTAL PORTFOLIO--99.81%
                    (COST $3,449,562) .............................    5,117,823
                  OTHER ASSETS & LIABILITIES, NET--0.19% ..........        9,845
                                                                    ------------
                  NET ASSETS--100.00% .........................       $5,127,668
                                                                    ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                             2000 CREF Semi-Annual Report  o  49

   Statement of Investments - EQUITY INDEX ACCOUNT (Unaudited) - June 30, 2000
--------------------------------------------------------------------------------

----------

 * Non-income producing

 b In bankruptcy

 d All or a portion of these securities have been segregated by the Custodian to cover margin or other requirements on open future contracts.

 e All or a portion of this security is out on loan.

 f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded on foreign markets. At June 30, 2000, the value of these securities amounted to $1,637 or 0.00% of net assets.

Additional information on each restricted security is as follows:

                                         ACQUISITION    ACQUISITION
SECURITY                                    DATE           COST
--------                                 ----------     ----------
PHYSICIAN COMPUTER NETWORKS, INC          01/22/96        $75,341
PROCURENET, INC                           04/19/99            973
                                                          -------
                                                          $76,314
                                                          =======

SEE NOTES TO FINANCIAL STATEMENTS

50  o  2000 CREF Semi-Annual Report

Statements of Assets and Liabilities (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
   June 30, 2000                                             Money         Inflation-        Bond           Social        Equity
   (amounts in thousands, except per                        Market           Linked         Market          Choice         Index
      accumulation unit amounts)                            Account       Bond Account      Account         Account       Account
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Portfolio investments, at cost                             $6,617,611      $  242,319      $3,828,108      $3,550,470     $3,449,562
Net unrealized appreciation (depreciation)
  of portfolio investments                                     (1,633)           (808)        (14,092)      1,187,406      1,668,261
                                                           ----------      ----------      ----------      ----------     ----------
Portfolio investments, at value                             6,615,978         241,511       3,814,016       4,737,876      5,117,823
Cash                                                            5,634           1,048              --           4,187            551
Dividends and interest receivable                              13,661           3,513          33,465          20,682          3,939
Receivable from securities transactions                             3              --         205,587          61,809            507
Amounts due from TIAA                                           6,433             178           2,311           3,883          5,674
Other                                                           1,054              52             246             788            699
                                                           ----------      ----------      ----------      ----------     ----------
   TOTAL ASSETS                                             6,642,763         246,302       4,055,625       4,829,225      5,129,193
                                                           ----------      ----------      ----------      ----------     ----------
LIABILITIES
Deposits for securities loaned                                     --              --         322,093         109,532          1,050
Amounts due to banks                                               --              --           4,500              --             --
Payable for securities transactions                            36,979           1,044         939,430         514,036            475
Amounts due to TIAA                                                --              --              --              --             --
                                                           ----------      ----------      ----------      ----------     ----------
   TOTAL LIABILITIES                                           36,979           1,044       1,266,023         623,568          1,525
                                                           ----------      ----------      ----------      ----------     ----------
NET ASSETS
Accumulation Fund                                           6,381,124         233,382       2,726,207       4,042,952      4,965,240
Annuity Fund                                                  224,660          11,876          63,395         162,705        162,428
                                                           ----------      ----------      ----------      ----------     ----------
   TOTAL NET ASSETS                                        $6,605,784      $  245,258      $2,789,602      $4,205,657     $5,127,668
                                                           ==========      ==========      ==========      ==========     ==========
THOUSANDS OF ACCUMULATION
   UNITS OUTSTANDING--NOTES 5 AND 6                           321,730           7,929          50,693          41,196         58,494
                                                           ==========      ==========      ==========      ==========     ==========
NET ASSET VALUE, PER ACCUMULATION UNIT--NOTE 5             $    19.83      $    29.43      $    53.78      $    98.14     $    84.89
                                                           ==========      ==========      ==========      ==========     ==========

See Notes to Financial Statements
-----------------------------------------------------------------------------------------------------------------------------------


Statements of Operations (Unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Money         Inflation-        Bond           Social        Equity
   Six Months Ended June 30, 2000                           Market           Linked         Market          Choice         Index
   (amounts in thousands)                                   Account       Bond Account      Account         Account       Account
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Income:
   Interest                                               $  204,324      $    6,944      $   93,464      $   52,510     $    2,831
   Dividends                                                      --              --              --          14,318         28,326
                                                          ----------      ----------      ----------      ----------     ----------
   TOTAL INCOME                                              204,324           6,944          93,464          66,828         31,157
                                                          ----------      ----------      ----------      ----------     ----------
Expenses--Note 3:
   Investment                                                  1,784              44           1,520           1,288          1,235
   Operating                                                   7,605             208           3,150           4,646          5,645
                                                          ----------      ----------      ----------      ----------     ----------
   TOTAL EXPENSES                                              9,389             252           4,670           5,934          6,880
                                                          ----------      ----------      ----------      ----------     ----------
INVESTMENT INCOME--NET                                       194,935           6,692          88,794          60,894         24,277
                                                          ----------      ----------      ----------      ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
   TOTAL INVESTMENTS--NOTE 4
Net realized gain (loss) on:
   Portfolio investments                                         (65)            (63)        (42,880)         85,290         34,886
   Futures transactions                                           --              --              --              --            481
                                                          ----------      ----------      ----------      ----------     ----------
   NET REALIZED GAIN (LOSS)                                      (65)            (63)        (42,880)         85,290         35,367
                                                          ----------      ----------      ----------      ----------     ----------
Net change in unrealized appreciation
   (depreciation) on:
   Portfolio investments                                        (280)          4,569          57,967         (54,908)       (15,514)
   Futures transactions                                           --              --              --              --         (4,689)
                                                          ----------      ----------      ----------      ----------     ----------
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION)                                             (280)          4,569          57,967         (54,908)       (20,203)
                                                          ----------      ----------      ----------      ----------     ----------
   NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON TOTAL INVESTMENTS                                       (345)          4,506          15,087          30,382         15,164
                                                          ----------      ----------      ----------      ----------     ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                        $  194,590      $   11,198      $  103,881      $   91,276     $   39,441
                                                          ==========      ==========      ==========      ==========     ==========

See Notes to Financial Statements

                                             2000 CREF Semi-Annual Report  o  51

Statements of Changes in Net Assets

-----------------------------------------------------------------------------------------------------------------------------------
(amounts in       Money Market       Inflation-Linked Bond         Bond Market           Social Choice           Equity Index
 thousands)         Account                 Account                  Account                Account                 Account
             ----------------------  ----------------------  ----------------------  ----------------------  ----------------------
             Six Months     Year     Six Months     Year     Six Months     Year     Six Months     Year     Six Months     Year
                Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended       Ended
              June 30,  December 31,  June 30,  December 31,  June 30,  December 31,  June 30,  December 31,  June 30,  December 31,
                2000        1999        2000        1999        2000        1999        2000        1999        2000        1999
             ----------------------  ----------------------  ----------------------  ----------------------  ----------------------
                            (Unaudited)           (Unaudited)          (Unaudited)           (Unaudited)          (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Investment
 income--net $  194,935  $  314,441  $    6,692  $    8,416  $   88,794  $  183,398  $   60,894  $  108,021  $   24,277  $   44,087
Net realized
 gain (loss)
 on total
 investments        (65)        (66)        (63)     (1,115)    (42,880)   (128,310)     85,290      48,121      35,367      78,144
Net change in
 unrealized
 appreciation
 (deprecia-
 tion) on
 total
 investments       (280)     (1,516)      4,569      (4,303)     57,967     (90,945)    (54,908)    232,654     (20,203)    697,350
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 NET INCREASE
  (DECREASE)
  IN NET
  ASSETS
  RESULTING
  FROM
  OPERATIONS    194,590     312,859      11,198       2,998     103,881     (35,857)     91,276     388,796      39,441     819,581
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
FROM
 PARTICIPANT
 TRANSACTIONS
Premiums        267,877     543,321      12,363      18,319     108,035     244,985     200,697     425,340     298,554     564,292
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Disbursements
  and transfers:
 Seed money
  withdrawn          --          --          --      54,990          --          --          --          --          --          --

 Net transfers
  to (from)
  TIAA          122,668     122,638         714         225      34,228      49,715       4,982      (2,162)    (31,538)    (51,726)

 Net transfers
   to (from)
   other CREF
   Accounts     475,433    (912,804)    (83,688)    (37,581)    232,146     199,767     153,017     (54,777)    150,816    (206,151)

 Annuity
  payments       21,025      40,863         561         786       6,382      12,322       8,909      15,279       9,041      15,675

 Withdrawals
  and death
  benefits      289,800     469,305       1,786       3,651      54,840      97,945      46,369      71,842      66,710      93,355
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 TOTAL
  DISBURSE-
  MENTS AND
  TRANSFERS,
  NET           908,926    (279,998)    (80,627)     22,071     327,596     359,749     213,277      30,182     195,029    (148,847)
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

 NET INCREASE
  (DECREASE)
  IN NET
  ASSETS
  RESULTING
  FROM
  PARTICIPANT
  TRANSAC-
  TIONS        (641,049)    823,319      92,990      (3,752)   (219,561)   (114,764)    (12,580)    395,158     103,525     713,139
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
 NET INCREASE
  (DECREASE)
  IN NET
  ASSETS       (446,459)  1,136,178     104,188        (754)   (115,680)   (150,621)     78,696     783,954     142,966   1,532,720

NET ASSETS
  Beginning
   of year    7,052,243   5,916,065     141,070     141,824   2,905,282   3,055,903   4,126,961   3,343,007   4,984,702   3,451,982
             ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
  End of
   period    $6,605,784  $7,052,243  $  245,258  $  141,070  $2,789,602  $2,905,282  $4,205,657  $4,126,961  $5,127,668  $4,984,702
             ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========  ==========

See Notes to Financial Statements
--------------------------------------------------------------------------------


Notes to Financial Statements (Unaudited)


NOTE 1--ORGANIZATION
--------------------------------------------------------------------------------

   College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits. CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of eight investment portfolios ("Accounts"). The accompanying financial statements are those of the Money Market, Inflation-Linked Bond, Bond Market, Social Choice and Equity Index Accounts. The three other investment portfolios of CREF, which are not included in these financial statements, are the Stock, Global Equities and Growth Accounts.

   CREF established the Inflation-Linked Bond Account on January 13, 1997 with a $50,000,000 investment by Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, and on May 1, 1997, began to offer Accumulation Units to participants other than TIAA. TIAA's Accumulation Units shared in the pro rata investment experience and were subject to the same valuation procedures and expense deductions as all other Accumulation Units in the Account. During 1999, all of TIAA's Accumulation Units in the Inflation-Linked Bond Account were withdrawn at prevailing net asset values.

   TIAA-CREF Investment Management, LLC ("Investment Management"), a subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of


52  o  2000 CREF Semi-Annual Report

--------------------------------------------------------------------------------


NOTE 1--ORGANIZATION(CONCLUDED)
--------------------------------------------------------------------------------

   Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF. TIAA provides guarantees for the CREF Accounts for certain mortality and expense risks pursuant to an Immediate Annuity Purchase Rate Guarantee Agreement.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

   The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Accounts, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS

   Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value or amortized cost, which approximates market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS

   Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Accounts are informed of the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION

   The records of the Accounts are maintained in U.S. dollars. Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS

   The Accounts may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon maturity or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES LENDING

   The Accounts may lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Accounts continue to receive income on the securities loaned and receive additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Accounts. Although each transaction is fully collateralized, the Accounts would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN

   The Accounts may write (sell) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of an Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

                                             2000 CREF Semi-Annual Report  o  53

--------------------------------------------------------------------------------


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES (CONCLUDED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS

   The Accounts may use futures contracts to manage exposure to the stock market or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument, while selling futures contracts tends to decrease exposure to the underlying instrument or hedge other investments. Initial margin deposits are made upon entering into a futures contract and variation margin payments are made or received reflecting changes in the value of the futures contracts. The underlying face amount at value of any open futures contracts at the end of the period reflects exposure to the underlying instrument. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

SECURITIES PURCHASED ON A WHEN-ISSUED
OR DELAYED DELIVERY BASIS

   The Accounts may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Accounts to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES

   Restricted securities held by the Accounts may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

FEDERAL INCOME TAXES

   CREF is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("Code"), not as a regulated investment company under Subchapter M of the Code. CREF should incur no material federal income tax liability. Under the rules of taxation applicable to life insurance companies, CREF's Accumulation and Annuity Funds for participants will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible.


NOTE 3--MANAGEMENT AGREEMENTS
--------------------------------------------------------------------------------

   Services necessary for the operation of the CREF Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.


NOTE 4--INVESTMENTS
--------------------------------------------------------------------------------

   At June 30, 2000, the market value of securities loaned and collateral received in connection therewith was comprised as follows:

--------------------------------------------------------------------------------
                                 Bond Market      Social Choice    Equity Index
                                    Account          Account          Account
--------------------------------------------------------------------------------

Market value of
   securities loaned             $308,637,962      $105,303,080      $  978,000
Cash collateral                   322,093,037       109,532,096       1,050,000

   At June 30, 2000, net unrealized appreciation (depreciation) of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, were as follows:

--------------------------------------------------------------------------------
                                   Gross            Gross       Net Unrealized
                                Unrealized       Unrealized      Appreciation
                              Appreciation of  Depreciation of  (Depreciation)
                                 Portfolio        Portfolio      of Portfolio
                                Investments      Investments      Investments
--------------------------------------------------------------------------------

Money Market Account          $      118,387    $  1,751,448    $    (1,633,061)
Inflation-Linked
   Bond Account                      690,196       1,498,198           (808,002)
Bond Market Account               20,194,103      34,285,989        (14,091,886)
Social Choice Account          1,294,700,435     107,294,084      1,187,406,351
Equity Index Account           1,994,854,154     326,593,370      1,668,260,784

   At June 30, 2000 the Equity Index Account held 160 open futures contracts in the Standard & Poor's 500 Index, expiring in September 2000, with a value of $58,724,000 and an unrealized loss of $1,181,294.

   Purchases and sales of portfolio securities of unaffiliated issuers, other than short-term money market instruments, for the Inflation-Linked Bond, Bond Market, Social Choice, and the Equity Index Accounts for the six months ended June 30, 2000, were as follows:

--------------------------------------------------------------------------------
                                         Inflation-Linked           Bond Market
                                           Bond Account               Account
--------------------------------------------------------------------------------

Purchases                                  $113,991,216           $5,550,585,269
Sales                                      $ 11,648,420           $5,688,833,515


--------------------------------------------------------------------------------
                                           Social Choice            Equity Index
                                               Account                 Account
--------------------------------------------------------------------------------

Purchases                                  $2,565,228,666           $363,150,714
Sales                                      $2,513,317,447           $194,866,429


54  o  2000 CREF Semi-Annual Report

--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

   Selected condensed financial information for an Accumulation Unit of each Account is presented below.

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                    For the Years Ended December 31,
                                                         Ended        -------------------------------------------------------------
                                                   June 30, 2000 (1)    1999          1998         1997         1996          1995
                                                   ----------------   -------       -------      -------      -------       -------
                                                      (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNT
Per Accumulation Unit Data:
  Investment income                                     $  .597       $  .976       $  .998      $  .953      $  .880       $  .910
  Expenses                                                 .027          .057          .054         .046         .049          .048
                                                        -------       -------       -------      -------      -------       -------
  Investment income-net                                    .570          .919          .944         .907         .831          .862
  Net realized and unrealized gain (loss)
    on total investments                                  (.001)        (.005)         .005         .001        (.003)         .009
                                                        -------       -------       -------      -------      -------       -------
  Net increase in
    Accumulation Unit Value                                .569          .914          .949         .908         .828          .871
  Accumulation Unit Value:
    Beginning of year                                   $19.265        18.351        17.402       16.494       15.666        14.795
                                                        -------       -------       -------      -------      -------       -------
    End of period                                       $19.834       $19.265       $18.351      $17.402      $16.494       $15.666
                                                        =======       =======       =======      =======      =======       =======

Total return                                              2.95%         4.98%         5.45%        5.51%        5.28%         5.88%
Ratios to Average Net Assets:
  Expenses                                                0.14%         0.30%         0.30%        0.27%        0.30%         0.32%
  Investment income-net                                   2.91%         4.90%         5.27%        5.35%        5.16%         5.64%
Portfolio turnover rate                                    n/a           n/a           n/a          n/a          n/a           n/a
Thousands of Accumulation Units
  outstanding at end of period                          321,730       354,754       312,358      233,116      218,292       193,181

-----------------------------------------------------------------------------------------------------------------------------------
                                                                      for the Years Ended    January 13, 1997
                                                       Six Months        December 31,       (Date Established)
                                                         Ended        ---------------------   to December 31,
                                                   June 30, 2000 (1)    1999          1998       1997 (1)
                                                   ----------------   -------       -------      -------
                                                      (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
INFLATION-LINKED BOND ACCOUNT
Per Accumulation Unit Data:
   Investment income                                    $ 1.056       $ 1.730       $ 1.256      $ 1.031
   Expenses                                                .039          .099          .086         .067
                                                        -------       -------       -------      -------
   Investment income-net                                  1.017         1.631         1.170         .964
   Net realized and unrealized gain (loss)
      on total investments                                 .821        (1.062)        (.260)        .154
                                                        -------       -------       -------      -------
   Net increase in
      Accumulation Unit Value                             1.838          .569          .910        1.118
   Accumulation Unit Value:
      Beginning of period                               $27.597        27.028        26.118       25.000
                                                        -------       -------       -------      -------
      End of period                                     $29.435       $27.597       $27.028      $26.118
                                                        =======       =======       =======      =======

Total return                                              6.66%         2.10%         3.48%        4.47%
Ratios to Average Net Assets:
   Expenses                                               0.14%         0.36%         0.33%        0.25%
   Investment income-net                                  3.71%         5.99%         4.50%        3.60%
Portfolio turnover rate                                  27.14%        54.35%        40.98%       63.56%
Thousands of Accumulation Units
   outstanding at end of period                           7,929         4,757         5,112        3,626

(1)  THE PERCENTAGES SHOWN FOR THIS PERIOD ARE NOT ANNUALIZED.

                                              2000 CREF Semi-Annual Report  o 55

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONCLUDED)
--------------------------------------------------------------------------------


NOTE 5--CONDENSED FINANCIAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                For the Years Ended December 31,
                                                          Ended       -------------------------------------------------------------
                                                    June 30, 2000 (1)   1999          1998         1997         1996          1995
                                                    ----------------  -------       -------      -------      -------       -------
                                                       (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
BOND MARKET ACCOUNT
Per Accumulation Unit Data:
  Investment income                                      $ 1.764      $ 3.289       $ 3.156      $ 3.081      $ 3.039       $ 2.863
  Expenses                                                  .088         .166          .158         .134         .126          .123
                                                         -------      -------       -------      -------      -------       -------
  Investment income-net                                    1.676        3.123         2.998        2.947        2.913         2.740
  Net realized and unrealized gain (loss)
    on total investments                                    .328       (3.711)        1.150        1.266       (1.600)        3.722
                                                         -------      -------       -------      -------      -------       -------
  Net increase (decrease) in
    Accumulation Unit Value                                2.004        (.588)        4.148        4.213        1.313         6.462
  Accumulation Unit Value:
    Beginning of year                                     51.775       52.363        48.215       44.002       42.689        36.227
                                                         -------      -------       -------      -------      -------       -------
    End of period                                         53.779       51.775       $52.363      $48.215      $44.002       $42.689
                                                         =======      =======       =======      =======      =======       =======

Total return                                               3.87%       (1.12%)        8.60%        9.57%        3.08%        17.84%
Ratios to Average Net Assets:
  Expenses                                                 0.17%        0.32%         0.32%        0.29%        0.30%         0.31%
  Investment income-net                                    3.21%        6.03%         5.98%        6.44%        6.86%         6.93%
Portfolio turnover rate                                  501.86%      656.58%       525.32%      398.77%      145.27%       185.11%
Thousands of Accumulation Units
  outstanding at end of period                            50,693       54,918        57,481       31,654       22,611        19,522

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                For the Years Ended December 31,
                                                          Ended       -------------------------------------------------------------
                                                    June 30, 2000 (1)   1999          1998         1997         1996          1995
                                                    ----------------  -------       -------      -------      -------       -------
                                                       (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE ACCOUNT
Per Accumulation Unit Data:
Investment income                                        $ 1.562      $ 2.898       $ 2.679      $ 2.396      $ 2.068       $ 1.832
  Expenses                                                  .139         .293          .249         .193         .158          .144
                                                         -------      -------       -------      -------      -------       -------
  Investment income-net                                    1.423        2.605         2.430        2.203        1.910         1.688
  Net realized and unrealized gain
    on total investments                                    .754        6.752        11.159       12.223        5.968         9.863
                                                         -------      -------       -------      -------      -------       -------
  Net increase in
    Accumulation Unit Value                                2.177        9.357        13.589       14.426        7.878        11.551
  Accumulation Unit Value:
    Beginning of year                                    $95.962       86.605        73.016       58.590       50.712        39.161
                                                         -------      -------       -------      -------      -------       -------
    End of period                                        $98.139      $95.962       $86.605      $73.016      $58.590       $50.712
                                                         =======      =======       =======      =======      =======       =======

Total Return                                               2.27%       10.80%        18.61%       24.62%       15.53%        29.49%
Ratios to Average Net Assets:
  Expenses                                                 0.15%        0.32%         0.31%        0.30%        0.30%         0.32%
  Investment income-net                                    1.49%        2.88%         3.07%        3.37%        3.58%         3.75%
Portfolio turnover rate                                  147.33%      206.44%       147.90%       91.87%       40.93%        52.65%
Thousands of Accumulation Units
  outstanding at end of period                            41,196       41,355        37,211       30,554       25,841        22,196

(1)  The percentages shown for this period are not annualized.

56  o  2000 CREF Semi-Annual Report

NOTE 5--CONDENSED FINANCIAL INFORMATION (CONCLUDED)
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                       Six Months                For the Years Ended December 31,
                                                          Ended       -------------------------------------------------------------
                                                    June 30, 2000 (1)   1999          1998         1997         1996          1995
                                                    ----------------  -------       -------      -------      -------       -------
                                                       (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
EQUITY INDEX ACCOUNT
Per Accumulation Unit Data:
  Investment income                                      $  .524      $ 1.012       $  .953      $  .826      $  .773       $  .755
  Expenses                                                  .116         .225          .190         .141         .106          .100
                                                         -------      -------       -------      -------      -------       -------
  Investment income-net                                     .408         .787          .763         .685         .667          .655
  Net realized and unrealized gain
    on total investments                                    .214       13.733        12.789       12.672        6.936         8.703
                                                         -------      -------       -------      -------      -------       -------
  Net increase in
    Accumulation Unit Value                                 .622       14.520        13.552       13.357        7.603         9.358
  Accumulation Unit Value:
    Beginning of year                                    $84.263       69.743        56.191       42.834       35.231        25.873
                                                         -------      -------       -------      -------      -------       -------
    End of period                                        $84.885      $84.263       $69.743      $56.191      $42.834       $35.231
                                                         =======      =======       =======      =======      =======       =======

Total return                                               0.74%       20.82%        24.12%       31.18%       21.58%        36.17%
Ratios to Average Net Assets:
  Expenses                                                 0.14%        0.30%         0.31%        0.30%        0.30%         0.34%
  Investment income-net                                    0.49%        1.05%         1.24%        1.47%        1.87%         2.22%
Portfolio turnover rate                                    7.92%        4.89%         3.98%        3.50%        7.85%         8.31%
Thousands of Accumulation Units
  outstanding at end of period                            58,494       57,249        47,997       35,368       20,725        10,911

(1)  THE PERCENTAGES SHOWN FOR THIS PERIOD ARE NOT ANNUALIZED.

NOTE 6-ACCUMULATION UNITS
--------------------------------------------------------------------------------

Changes in the number of Accumulation Units outstanding were as follows:

-----------------------------------------------------------------------------------------------------------------------------------
                                                     Money Market            Inflation-Linked Bond              Bond Market
                                                       Account                      Account                       Account
                                             ---------------------------    -----------------------     ---------------------------
                                              Six Months       Year         Six Months      Year          Six Months       Year
                                                 Ended         Ended           Ended        Ended            Ended         Ended
                                               June 30,    December 31,      June 30,   December 31,       June 30,    December 31,
                                                 2000          1999            2000         1999             2000          1999
                                             ---------------------------    -----------------------     ----------------------------
                                                      (Unaudited)                 (Unaudited)                   (Unaudited)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulation Units:
  Credited for premiums                        13,704,995     28,892,854      430,826       666,353       2,059,419       4,733,126
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund                              (46,728,979)    13,502,586    2,740,686    (1,020,975)     (6,284,629)     (7,295,377)
Outstanding:
  Beginning of year                           354,753,756     12,358,316    4,757,205     5,111,827      54,918,369      57,480,620
                                             ------------     ----------    ---------    ----------     -----------     -----------
  End of period                               321,729,772     54,753,756    7,928,717     4,757,205      50,693,159      54,918,369
                                             ============     ==========    =========    ==========     ===========     ===========


---------------------------------------------------------------------------------------------------------------------------
                                                     Social Choice              Equity Index
                                                        Account                    Account
                                               -------------------------   ------------------------
                                               Six Months       Year       Six Months      Year
                                                  Ended         Ended         Ended        Ended
                                                June 30,    December 31,    June 30,   December 31,
                                                  2000          1999          2000         1999
                                               -------------------------   ------------------------
                                                      (Unaudited)                 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------
Accumulation Units:
  Credited for premiums                       2,096,473      4,704,406    3,565,599     7,530,295
  Credited (cancelled) for
    transfers, disbursements and
    amounts applied to the
    Annuity Fund                             (2,254,776)      (561,018)  (2,321,193)    1,722,141
Outstanding:
  Beginning of year                          41,354,693     37,211,305   57,249,316    47,996,880
                                             ----------     ----------   ----------    ----------
  End of period                              41,196,390     41,354,693   58,493,722    57,249,316
                                             ==========     ==========   ==========    ==========


                                             2000 CREF Semi-Annual Report  o  57

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)
--------------------------------------------------------------------------------


NOTE 7--LINE OF CREDIT
--------------------------------------------------------------------------------

   The Inflation-Linked Bond, Social Choice, Equity Index, Stock, Global Equities and Growth Accounts share in a $2.5 billion unsecured revolving credit facility for temporary or emergency purposes, including, without limitation, the funding of participant redemptions that otherwise might require the untimely disposition of securities. TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds, both of which are managed by Teachers Advisors, Inc., an affiliate of Investment Management, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating Accounts and Funds. Interest associated with any borrowing under the facility will be charged to the borrowing Accounts or Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the six months ended June 30, 2000, there were no borrowings under this credit facility.

58  o  2000 CREF Semi-Annual Report

2000 Trustees and Senior Management

2000 BOARDS OF OVERSEERS OF TIAA AND CREF
--------------------------------------------------------------------------------

Lucius J. Barker
WILLIAM BENNETT MUNRO PROFESSOR OF
POLITICAL SCIENCE, STANFORD UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

William G. Bowen
PRESIDENT, THE ANDREW W. MELLON FOUNDATION

Stanley O. Ikenberry
PRESIDENT, AMERICAN COUNCIL ON EDUCATION

Gertrude G. Michelson
RETIRED SENIOR VICE PRESIDENT,
R.H. MACY & CO., INC.

Paul A. Volcker
FORMER CHAIRMAN, FEDERAL RESERVE BOARD, AND
FREDERICK H. SCHULTZ PROFESSOR OF INTERNATIONAL
ECONOMIC POLICY EMERITUS, PRINCETON UNIVERSITY

Clifton R. Wharton, Jr.
FORMER CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
TIAA AND CREF


2000 TRUSTEES OF TIAA
--------------------------------------------------------------------------------

David Alexander
PRESIDENT EMERITUS, POMONA COLLEGE

Marcus Alexis
BOARD OF TRUSTEES PROFESSOR OF ECONOMICS AND
PROFESSOR OF MANAGEMENT AND STRATEGY,
NORTHWESTERN UNIVERSITY

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, TIAA AND CREF

Willard T. Carleton
DONALD R. DIAMOND PROFESSOR OF FINANCE,
COLLEGE OF BUSINESS AND PUBLIC ADMINISTRATION,
UNIVERSITY OF ARIZONA

Robert C. Clark
DEAN AND ROYALL PROFESSOR OF LAW,
HARVARD LAW SCHOOL, HARVARD UNIVERSITY

Estelle A. Fishbein
VICE PRESIDENT AND GENERAL COUNSEL,
THE JOHNS HOPKINS UNIVERSITY

Frederick R. Ford
EXECUTIVE VICE PRESIDENT AND
TREASURER EMERITUS, PURDUE UNIVERSITY

Martin J. Gruber
NOMURA PROFESSOR OF FINANCE,
LEONARD N. STERN SCHOOL OF BUSINESS,
NEW YORK UNIVERSITY

Ruth Simms Hamilton
PROFESSOR OF SOCIOLOGY AND DIRECTOR OF
AFRICAN DIASPORA RESEARCH PROJECT,
MICHIGAN STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER,
TIAA AND CREF

Robert M. O'Neil
DIRECTOR, THE THOMAS JEFFERSON CENTER
FOR THE PROTECTION OF FREE EXPRESSION, AND
UNIVERSITY PROFESSOR AND PROFESSOR OF LAW,
UNIVERSITY OF VIRGINIA

Leonard S. Simon
VICE CHAIRMAN, CHARTER ONE FINANCIAL INC.

Ronald L. Thompson
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MIDWEST STAMPING CO.

Paul R. Tregurtha
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
MORMAC MARINE GROUP, INC.
AND MORAN TRANSPORTATION COMPANY, AND
VICE CHAIRMAN, INTERLAKE STEAMSHIP COMPANY

William H. Waltrip
CHAIRMAN, TECHNOLOGY SOLUTIONS COMPANY

Rosalie J. Wolf
FORMER TREASURER AND CHIEF INVESTMENT OFFICER,
THE ROCKEFELLER FOUNDATION


2000 TRUSTEES OF CREF*
--------------------------------------------------------------------------------

Robert H. Atwell
PRESIDENT EMERITUS, AMERICAN COUNCIL ON
EDUCATION AND SENIOR CONSULTANT,
A. T. KEARNEY, INC.

Elizabeth E. Bailey
JOHN C. HOWER PROFESSOR OF PUBLIC POLICY AND
MANAGEMENT, THE WHARTON SCHOOL,
UNIVERSITY OF PENNSYLVANIA

John H. Biggs
CHAIRMAN, PRESIDENT, AND
CHIEF EXECUTIVE OFFICER, CREF AND TIAA

Joyce A. Fecske
VICE PRESIDENT EMERITA, DEPAUL UNIVERSITY

Edes P. Gilbert
RETIRED HEAD, THE SPENCE SCHOOL, AND
CONSULTANT, INDEPENDENT EDUCATION SERVICES

Nancy L. Jacob
PRESIDENT AND MANAGING PRINCIPAL,
WINDERMERE INVESTMENT ASSOCIATES

Marjorie Fine Knowles
PROFESSOR OF LAW, COLLEGE OF LAW,
GEORGIA STATE UNIVERSITY

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER,
CREF AND TIAA

Bevis Longstreth
OF COUNSEL, DEBEVOISE & PLIMPTON

Robert M. Lovell, Jr.
FOUNDING PARTNER, FIRST QUADRANT L.P.

Stephen A. Ross
FRANCO MODIGLIANI PROFESSOR OF FINANCE AND
ECONOMICS, SLOAN SCHOOL OF MANAGEMENT,
MASSACHUSETTS INSTITUTE OF TECHNOLOGY

Eugene C. Sit
CHAIRMAN, CHIEF EXECUTIVE OFFICER, AND
CHIEF INVESTMENT OFFICER, SIT INVESTMENT
ASSOCIATES, INC. AND SIT/KIM INTERNATIONAL
INVESTMENT ASSOCIATES, INC.

Maceo K. Sloan
CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
NCM CAPITAL MANAGEMENT GROUP, INC. AND
SLOAN FINANCIAL GROUP, INC.

David K. Storrs
PRESIDENT AND CHIEF EXECUTIVE OFFICER, ALTERNATIVE
INVESTMENT GROUP, L.L.C.

Robert W. Vishny
ERIC J. GLEACHER PROFESSOR OF FINANCE,
GRADUATE SCHOOL OF BUSINESS,
UNIVERSITY OF CHICAGO


* Also trustees of TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual
  Funds



2000 SENIOR MANAGEMENT
--------------------------------------------------------------------------------


John H. Biggs
CHAIRMAN, PRESIDENT, AND  CHIEF EXECUTIVE OFFICER

Martin L. Leibowitz
VICE CHAIRMAN AND CHIEF INVESTMENT OFFICER

John J. McCormack
GROUP PRESIDENT, TIAA-CREF ENTERPRISES

Mary Ann Werner
PRESIDENT, SHARED SERVICES

James A. Wolf
PRESIDENT, RETIREMENT SERVICES


EXECUTIVE VICE PRESIDENTS
--------------------------------------------------------------------------------

C. Victoria Apter
CORPORATE MANAGEMENT
INFORMATION SYSTEMS

Scott C. Evans
CREF INVESTMENTS

Richard L. Gibbs
FINANCE AND PLANNING

Don Harrell
EXTERNAL AFFAIRS

Ira J. Hoch
SHARED SERVICES ADMINISTRATION

Matina S. Horner
HUMAN RESOURCES

Harry I. Klaristenfeld
CHIEF ACTUARY, TIAA AND CREF

Frances Nolan
RETIREMENT SERVICES ADMINISTRATION

Deanne J. Shallcross
MARKETING

David A. Shunk
CONSULTING SERVICES

John A. Somers
TIAA INVESTMENTS

Charles H. Stamm
LAW AND GENERAL COUNSEL

                                             2000 CREF Semi-Annual Report  o  59

For More Information...


INTERNET ACCESS
--------------------------------------------------------------------------------

   www.tiaa-cref.org
   24 HOURS A DAY, 7 DAYS A WEEK
   Through our Inter/ACT system at TIAA-CREF's Web Center you can see the latest value of your annuity accumulations and recent premium history, review your premium allocation and/or change the allocation for future premiums, transfer accumulations among the accounts, and change your address. If you own TIAA-CREF Mutual Funds, you can also see your account balance and transaction records, exchange shares between funds, and buy new shares online.


AUTOMATED TELEPHONE SERVICE
--------------------------------------------------------------------------------

   800 842-2252
   24 HOURS A DAY, 7 DAYS A WEEK

   You can see TIAA's current rates of interest, the current performance of the variable annuity accounts, the latest accumulation unit values, and the amount of your total accumulations. You also can allocate future premiums and
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   fund performance, check their account balances, and initiate purchases or exchanges.


PERSONAL ASSISTANCE
--------------------------------------------------------------------------------

   800 842-2776
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY
   9 A.M. TO 6 P.M. ET SATURDAY AND SUNDAY

   For answers to questions about retirement saving and planning, quarterly statements and annual annuity benefits reports, receiving annuity payments, annuity options, and tax reports.


   800 223-1200
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY

   For answers to questions about TIAA-CREF Mutual Funds, Personal Annuities, Long-Term Care Insurance, and Life Insurance.


   888 842-9001
   9 A.M. TO 6 P.M. ET MONDAY - FRIDAY

   TIAA-CREF Trust Company, FSB. For answers to questions about the Trust Company's investment advisory, estate planning, and related trust services.


   800 842-2755
   8 A.M. TO 11 P.M. ET MONDAY - FRIDAY

   For hearing- or speech-impaired participants.

                                             2000 CREF Semi-Annual Report  o  61

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